UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: March 31, 2010

Date of reporting period: June 30, 2009

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

June 30, 2009

Security	Shares	Value

COMMON STOCKS—99.97%

BIOTECHNOLOGY—49.85%
Acorda Therapeutics Inc.(a)	331,241	$9,337,684
Affymetrix Inc.(a)	544,881	3,231,144
Alexion Pharmaceuticals Inc.(a)	749,975	30,838,972
AMAG Pharmaceuticals Inc.(a)	154,079	8,423,499
Amgen Inc.(a)	2,773,492	146,828,666
Arena Pharmaceuticals Inc.(a)(b)	550,462	2,746,805
ARIAD Pharmaceuticals Inc.(a)	705,805	1,122,230
ArQule Inc.(a)	329,082	2,020,563
BioCryst Pharmaceuticals Inc.(a)(b)	334,145	1,346,604
Biogen Idec Inc.(a)	968,162	43,712,514
BioMimetic Therapeutics Inc.(a)	184,486	1,704,651
Celera Corp.(a)	597,319	4,557,544
Celgene Corp.(a)	1,751,547	83,794,008
Crucell NV SP ADR(a)(b)	115,643	2,782,371
Cytokinetics Inc.(a)	495,078	1,401,071
Enzon Pharmaceuticals Inc.(a)(b)	518,174	4,078,029
Exelixis Inc.(a)(b)	1,237,026	6,024,317
Facet Biotech Corp.(a)	187,999	1,746,511
Genomic Health Inc.(a)	268,218	4,648,218
Genzyme Corp.(a)	819,174	45,603,417
Geron Corp.(a)(b)	991,117	7,601,867
GTx Inc.(a)(b)	339,925	3,137,508
Halozyme Therapeutics Inc.(a)(b)	757,550	5,280,123
Human Genome Sciences Inc.(a)	649,058	1,856,306
Illumina Inc.(a)(b)	979,129	38,127,283
ImmunoGen Inc.(a)	359,888	3,098,636
Immunomedics Inc.(a)	757,732	1,924,639
Incyte Corp.(a)	975,835	3,210,497
InterMune Inc.(a)	607,595	9,235,444
Lexicon Pharmaceuticals Inc.(a)	1,142,061	1,416,156
Life Technologies Corp.(a)	659,980	27,534,366
Maxygen Inc.(a)	313,896	2,109,381
Micromet Inc.(a)(b)	112,760	561,545
Momenta Pharmaceuticals Inc.(a)	370,098	4,452,279
Myriad Genetics Inc.(a)	789,375	28,141,219
Nektar Therapeutics(a)	1,008,760	6,536,765
Novavax Inc.(a)(b)	773,825	2,538,146
Optimer Pharmaceuticals Inc.(a)	269,231	4,030,388
Orexigen Therapeutics Inc.(a)(b)	309,484	1,587,653
PDL BioPharma Inc.	802,961	6,343,392
QIAGEN NV(a)(b)	1,042,626	19,382,417
Regeneron Pharmaceuticals Inc.(a)	1,000,329	17,925,896
Sangamo BioSciences Inc.(a)	398,888	1,970,507
Savient Pharmaceuticals Inc.(a)(b)	496,567	6,882,419
Seattle Genetics Inc.(a)	721,845	7,016,333
Sequenom Inc.(a)(b)	551,665	2,157,010
StemCells Inc.(a)(b)	944,027	1,604,846
SuperGen Inc.(a)	524,442	1,054,128
Vertex Pharmaceuticals Inc.(a)	1,446,196	51,542,425
XOMA Ltd.(a)(b)	1,782,692	1,461,807

		675,670,199

COMMERCIAL SERVICES—0.22%
Albany Molecular Research Inc.(a)	344,730	2,892,285

		2,892,285
DISTRIBUTION & WHOLESALE—0.12%
BMP Sunstone Corp.(a)	330,796	1,567,973

		1,567,973
HEALTH CARE—PRODUCTS—2.51%
Columbia Laboratories Inc.(a)(b)	452,760	516,146
Gen-Probe Inc.(a)	308,625	13,264,703
Luminex Corp.(a)	364,886	6,764,986
TECHNE Corp.	211,473	13,494,092

		34,039,927
PHARMACEUTICALS—47.27%
Adolor Corp.(a)	685,368	1,206,248
Akorn Inc.(a)(b)	851,817	1,022,180
Alexza Pharmaceuticals Inc.(a)(b)	293,541	695,692
Alkermes Inc.(a)	717,147	7,759,531
Allos Therapeutics Inc.(a)	750,830	6,224,381
Alnylam Pharmaceuticals Inc.(a)(b)	370,735	8,256,268
Amylin Pharmaceuticals Inc.(a)(b)	576,048	7,776,648
Array BioPharma Inc.(a)	322,988	1,014,182
Auxilium Pharmaceuticals Inc.(a)	365,345	11,464,526
Biodel Inc.(a)(b)	221,109	1,140,922
BioMarin Pharmaceutical Inc.(a)(b)	1,053,867	16,450,864
Cadence Pharmaceuticals Inc.(a)(b)	369,779	3,694,092
Cardiome Pharma Corp.(a)(b)	519,684	1,933,224
Cephalon Inc.(a)(b)	296,155	16,777,181
Cubist Pharmaceuticals Inc.(a)(b)	593,981	10,887,672
Cypress Bioscience Inc.(a)(b)	376,583	3,547,412
Dendreon Corp.(a)(b)	1,009,386	25,083,242
Depomed Inc.(a)	512,980	1,667,185
Discovery Laboratories Inc.(a)	975,768	1,005,041
DURECT Corp.(a)	725,317	1,726,254
Dyax Corp.(a)	678,727	1,452,476
Endo Pharmaceuticals Holdings Inc.(a)	495,341	8,876,511
Flamel Technologies SA SP ADR(a)(b)	222,925	1,560,475
Gilead Sciences Inc.(a)	2,740,013	128,342,209
Idenix Pharmaceuticals Inc.(a)(b)	504,201	1,855,460
Impax Laboratories Inc.(a)	514,744	3,788,516
Inspire Pharmaceuticals Inc.(a)	809,446	4,500,520
Isis Pharmaceuticals Inc.(a)	835,965	13,793,423
Ligand Pharmaceuticals Inc. Class B(a)	1,087,361	3,109,852
MannKind Corp.(a)(b)	1,030,294	8,561,743
Matrixx Initiatives Inc.(a)(b)	88,436	494,357
Medarex Inc.(a)	1,555,108	12,985,152
Medicines Co. (The)(a)	330,846	2,775,798
Medivation Inc.(a)(b)	273,292	6,124,474
MiddleBrook Pharmaceuticals Inc.(a)	240,222	324,300
Mylan Inc.(a)(b)	1,865,783	24,348,468
Myriad Pharmaceuticals Inc.	204,261	949,814
Nabi Biopharmaceuticals(a)	655,236	1,585,671
Neurocrine Biosciences Inc.(a)	228,727	738,788
Noven Pharmaceuticals Inc.(a)	182,768	2,613,582
NPS Pharmaceuticals Inc.(a)	394,125	1,836,623
Obagi Medical Products Inc.(a)	225,525	1,644,077
Onyx Pharmaceuticals Inc.(a)	679,976	19,216,122
OSI Pharmaceuticals Inc.(a)	454,503	12,830,620
Osiris Therapeutics Inc.(a)(b)	304,117	4,084,291
Pain Therapeutics Inc.(a)	308,318	1,655,668
Perrigo Co.	789,094	21,921,031

Pharmasset Inc.(a)	554,864	6,242,220
POZEN Inc.(a)(b)	294,913	2,264,932
Progenics Pharmaceuticals Inc.(a)	303,079	1,560,857
QLT Inc.(a)(b)	631,692	1,339,187
Questcor Pharmaceuticals Inc.(a)	557,308	2,786,540
Rigel Pharmaceuticals Inc.(a)	348,814	4,227,626
Salix Pharmaceuticals Ltd.(a)	467,660	4,615,804
Santarus Inc.(a)	508,017	1,432,608
Sepracor Inc.(a)	467,026	8,088,890
Shire PLC SP ADR	437,744	18,157,621
Synta Pharmaceuticals Corp.(a)	128,993	297,974
Teva Pharmaceutical Industries Ltd. SP ADR	2,125,447	104,869,555
Theravance Inc.(a)(b)	500,318	7,324,656
United Therapeutics Corp.(a)	266,852	22,236,777
ViroPharma Inc.(a)	663,711	3,935,806
VIVUS Inc.(a)	501,544	3,049,388
Warner Chilcott Ltd. Class A(a)(b)	1,361,120	17,898,728
XenoPort Inc.(a)	244,269	5,659,713
Zymogenetics Inc.(a)(b)	739,303	3,400,794

		640,692,442

TOTAL COMMON STOCKS
(Cost: $1,908,770,993)		1,354,862,826

Security	Shares	Value

SHORT-TERM INVESTMENTS—13.11%

MONEY MARKET FUNDS—13.11%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40%(c)(d)(e)	150,670,277	150,670,277
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32%(c)(d)(e)	26,281,992	26,281,992
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%(c)(d)	773,202	773,202

		177,725,471

TOTAL SHORT-TERM INVESTMENTS
(Cost: $177,725,471)		177,725,471

TOTAL INVESTMENTS IN SECURITIES—113.08%
(Cost: $2,086,496,464)		1,532,588,297
Other Assets, Less Liabilities—(13.08)%		(177,236,012)

NET ASSETS—100.00%		$1,355,352,285

SP ADR  -  Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 INDEX FUND

June 30, 2009

Security	Shares	Value

COMMON STOCKS—99.61%

ADVERTISING—0.15%
Clear Channel Outdoor Holdings Inc. ClassA(a)	19,196	$101,739
Interpublic Group of Companies Inc. (The)(a)(b)	231,827	1,170,726
Lamar Advertising Co. Class A(a)(b)	28,281	431,851
Omnicom Group Inc.	154,156	4,868,246

		6,572,562
AEROSPACE & DEFENSE—1.97%
Alliant Techsystems Inc.(a)	16,162	1,331,102
BE Aerospace Inc.(a)	48,293	693,487
Boeing Co. (The)	360,146	15,306,205
General Dynamics Corp.	171,468	9,497,613
Goodrich Corp.	62,032	3,099,739
L-3 Communications Holdings Inc.	57,804	4,010,442
Lockheed Martin Corp.	157,757	12,723,102
Northrop Grumman Corp.	160,771	7,344,019
Raytheon Co.	195,432	8,683,044
Rockwell Collins Inc.	79,750	3,327,967
Spirit AeroSystems Holdings Inc. Class A(a)	51,122	702,416
TransDigm Group Inc.(a)	19,225	695,945
United Technologies Corp.	414,861	21,556,178

		88,971,259
AGRICULTURE—2.23%
Altria Group Inc.	1,025,413	16,806,519
Archer-Daniels-Midland Co.	320,002	8,566,454
Bunge Ltd.	60,276	3,631,629
Lorillard Inc.	83,400	5,652,018
Monsanto Co.	270,655	20,120,493
Philip Morris International Inc.	972,807	42,433,841
Reynolds American Inc.	85,244	3,292,123

		100,503,077
AIRLINES—0.14%
AMR Corp.(a)	136,773	549,827
Continental Airlines Inc. Class B(a)(b)	61,177	542,028
Copa Holdings SA Class A	14,386	587,237
Delta Air Lines Inc.(a)	381,883	2,211,103
Southwest Airlines Co.	365,635	2,460,724

		6,350,919
APPAREL—0.44%
Coach Inc.	158,914	4,271,608
Guess? Inc.	29,394	757,777
Hanesbrands Inc.(a)	45,952	689,740
Nike Inc. Class B	178,858	9,261,267
Phillips-Van Heusen Corp.	26,107	749,010
Polo Ralph Lauren Corp.	27,608	1,478,132
VF Corp.	43,790	2,423,776

		19,631,310

AUTO MANUFACTURERS—0.38%
Ford Motor Co.(a)	1,545,856	9,383,346
Navistar International Corp.(a)	30,753	1,340,831
Oshkosh Corp.	35,805	520,605
PACCAR Inc.	181,025	5,885,123

		17,129,905
AUTO PARTS & EQUIPMENT—0.26%
Autoliv Inc.	42,274	1,216,223
BorgWarner Inc.	57,268	1,955,702
Federal Mogul Corp. Class A(a)	10,885	102,863
Goodyear Tire & Rubber Co. (The)(a)	120,515	1,356,999
Johnson Controls Inc.	294,957	6,406,466
TRW Automotive Holdings Corp.(a)	24,583	277,788
WABCO Holdings Inc.	31,912	564,842

		11,880,883
BANKS—4.51%
Associated Banc-Corp.	64,408	805,100
BancorpSouth Inc.	40,898	839,636
Bank of America Corp.	3,793,955	50,080,206
Bank of Hawaii Corp.	23,962	858,558
Bank of New York Mellon Corp. (The)	592,278	17,359,668
BB&T Corp.(b)	321,741	7,071,867
BOK Financial Corp.	11,464	431,849
City National Corp.	21,483	791,219
Comerica Inc.	74,471	1,575,062
Commerce Bancshares Inc.	31,074	989,085
Cullen/Frost Bankers Inc.	25,646	1,182,794
Discover Financial Services	239,254	2,457,139
Fifth Third Bancorp	283,639	2,013,837
First Citizens BancShares Inc. Class A	2,908	388,654
First Horizon National Corp.(a)	106,074	1,272,888
Fulton Financial Corp.	86,723	451,827
Huntington Bancshares Inc.	214,928	898,399
KeyCorp	252,599	1,323,619
M&T Bank Corp.(b)	35,497	1,807,862
Marshall & Ilsley Corp.	126,910	609,168
Northern Trust Corp.	119,882	6,435,266
PNC Financial Services Group Inc. (The)	227,758	8,839,288
Popular Inc.(b)	136,646	300,621
Regions Financial Corp.	571,600	2,309,264
State Street Corp.	245,153	11,571,222
SunTrust Banks Inc.	168,963	2,779,441
Synovus Financial Corp.	138,793	414,991
TCF Financial Corp.	62,867	840,532
U.S. Bancorp	943,104	16,900,424
Valley National Bancorp(b)	73,433	859,166
Wells Fargo & Co.	2,358,690	57,221,819
Whitney Holding Corp.	34,193	313,208
Wilmington Trust Corp.	32,735	447,160
Zions Bancorporation(b)	56,554	653,764

		203,094,603
BEVERAGES—2.52%
Brown-Forman Corp. Class B	44,696	1,921,034
Coca-Cola Co. (The)	1,148,082	55,096,455
Coca-Cola Enterprises Inc.	153,153	2,549,997
Constellation Brands Inc. Class A(a)	92,513	1,173,065
Dr Pepper Snapple Group Inc.(a)	125,143	2,651,780
Green Mountain Coffee Roasters Inc.(a)	14,503	857,417

Hansen Natural Corp.(a)	35,507	1,094,326
Molson Coors Brewing Co. Class B	63,012	2,667,298
Pepsi Bottling Group Inc.	69,694	2,358,445
PepsiAmericas Inc.	29,537	791,887
PepsiCo Inc.	772,062	42,432,528

		113,594,232
BIOTECHNOLOGY—1.50%
Abraxis BioScience Inc.(a)	3,286	121,122
Alexion Pharmaceuticals Inc.(a)	40,258	1,655,409
Amgen Inc.(a)	502,068	26,579,480
Biogen Idec Inc.(a)	144,401	6,519,705
Bio-Rad Laboratories Inc. Class A(a)	9,302	702,115
Celgene Corp.(a)	227,606	10,888,671
Charles River Laboratories International Inc.(a)	33,572	1,133,055
Genzyme Corp.(a)	133,553	7,434,896
Illumina Inc.(a)(b)	60,876	2,370,511
Life Technologies Corp.(a)	86,456	3,606,944
Millipore Corp.(a)	27,476	1,929,090
Myriad Genetics Inc.(a)	46,886	1,671,486
Vertex Pharmaceuticals Inc.(a)	85,929	3,062,510

		67,674,994
BUILDING MATERIALS—0.12%
Armstrong World Industries Inc.(a)	9,518	156,952
Eagle Materials Inc.	21,384	539,732
Lennox International Inc.	22,837	733,296
Martin Marietta Materials Inc.	22,020	1,736,938
Masco Corp.	178,009	1,705,326
Owens Corning Inc.(a)	41,038	524,466
USG Corp.(a)(b)	20,371	205,136

		5,601,846
CHEMICALS—1.63%
Air Products and Chemicals Inc.	104,496	6,749,397
Airgas Inc.	40,710	1,649,976
Albemarle Corp.	46,037	1,177,166
Ashland Inc.	36,050	1,011,202
Cabot Corp.	32,171	404,711
Celanese Corp. Series A	70,648	1,677,890
CF Industries Holdings Inc.	23,979	1,777,803
Cytec Industries Inc.	23,124	430,569
Dow Chemical Co. (The)	552,617	8,919,238
E.I. du Pont de Nemours and Co.	447,069	11,453,908
Eastman Chemical Co.	37,600	1,425,040
Ecolab Inc.	116,842	4,555,670
FMC Corp.	37,233	1,761,121
Huntsman Corp.	78,566	395,187
International Flavors & Fragrances Inc.	40,470	1,324,178
Intrepid Potash Inc.(a)(b)	19,795	555,844
Lubrizol Corp.	33,609	1,590,042
Mosaic Co. (The)	78,067	3,458,368
PPG Industries Inc.	81,726	3,587,771
Praxair Inc.	152,481	10,836,825
RPM International Inc.	63,121	886,219
Sherwin-Williams Co. (The)	50,090	2,692,337
Sigma-Aldrich Corp.	60,371	2,991,987
Terra Industries Inc.	50,073	1,212,768
Valhi Inc.	3,144	23,360
Valspar Corp. (The)	49,570	1,116,812

		73,665,389

COAL—0.24%
Alpha Natural Resources Inc.(a)	34,278	900,483
Arch Coal Inc.	71,387	1,097,218
CONSOL Energy Inc.	90,901	3,086,998
Foundation Coal Holdings Inc.	22,994	646,361
Massey Energy Co.	41,848	817,710
Peabody Energy Corp.	134,659	4,061,315

		10,610,085
COMMERCIAL SERVICES—1.73%
Aaron’s Inc.	23,100	688,842
Accenture Ltd. Class A	303,476	10,154,307
Alliance Data Systems Corp.(a)(b)	29,713	1,223,878
Apollo Group Inc. Class A(a)	65,544	4,661,489
Brinks Home Security Holdings Inc.(a)	22,093	625,453
Career Education Corp.(a)	36,313	903,831
Convergys Corp.(a)	48,550	450,544
Corrections Corp. of America(a)	57,474	976,483
DeVry Inc.	30,608	1,531,624
Equifax Inc.	63,813	1,665,519
FTI Consulting Inc.(a)	25,289	1,282,658
Genpact Ltd.(a)	29,863	350,890
H&R Block Inc.	167,336	2,883,199
Hertz Global Holdings Inc.(a)(b)	92,693	740,617
Hewitt Associates Inc. Class A(a)	41,386	1,232,475
Hillenbrand Inc.	30,094	500,764
Interactive Data Corp.	17,256	399,304
Iron Mountain Inc.(a)(b)	88,885	2,555,444
ITT Educational Services Inc.(a)(b)	19,357	1,948,476
Lender Processing Services Inc.	48,968	1,359,841
Manpower Inc.	39,079	1,654,605
McKesson Corp.	134,604	5,922,576
Monster Worldwide Inc.(a)	59,650	704,466
Moody’s Corp.	93,046	2,451,762
Morningstar Inc.(a)	9,273	382,326
Pharmaceutical Product Development Inc.	53,414	1,240,273
Quanta Services Inc.(a)	97,857	2,263,432
R.R. Donnelley & Sons Co.	104,751	1,217,207
Robert Half International Inc.	75,031	1,772,232
SAIC Inc.(a)	102,793	1,906,810
Service Corp. International	126,800	694,864
Strayer Education Inc.	6,986	1,523,716
Visa Inc. Class A(b)	222,680	13,864,057
Weight Watchers International Inc.	18,042	464,942
Western Union Co.	348,522	5,715,761

		77,914,667
COMPUTERS—5.26%
Affiliated Computer Services Inc. Class A(a)	44,759	1,988,195
Apple Inc.(a)	442,305	62,997,501
Brocade Communications Systems Inc.(a)	190,068	1,486,332
Cadence Design Systems Inc.(a)	131,093	773,449
Cognizant Technology Solutions Corp. Class A(a)	144,399	3,855,453
Computer Sciences Corp.(a)	75,374	3,339,068
Dell Inc.(a)	849,542	11,664,212
Diebold Inc.	32,368	853,220
DST Systems Inc.(a)	20,204	746,538
EMC Corp.(a)	998,313	13,077,900
FactSet Research Systems Inc.	21,161	1,055,299
Hewlett-Packard Co.	1,185,987	45,838,398
IHS Inc. Class A(a)	23,343	1,164,115
International Business Machines Corp.	655,324	68,428,932

Lexmark International Inc. Class A(a)	38,671	612,935
MICROS Systems Inc.(a)	39,196	992,443
NCR Corp.(a)	77,814	920,540
NetApp Inc.(a)	165,024	3,254,273
SanDisk Corp.(a)	111,231	1,633,983
Seagate Technology	241,484	2,525,923
Sun Microsystems Inc.(a)	369,117	3,403,259
Synopsys Inc.(a)	69,809	1,361,974
Teradata Corp.(a)	85,648	2,006,733
Western Digital Corp.(a)	109,499	2,901,723

		236,882,398
COSMETICS & PERSONAL CARE—2.21%
Alberto-Culver Co.	43,287	1,100,788
Avon Products Inc.	211,939	5,463,787
Colgate-Palmolive Co.	247,751	17,525,906
Estee Lauder Companies Inc. (The) Class A	54,496	1,780,384
Procter & Gamble Co. (The)	1,445,495	73,864,794

		99,735,659
DISTRIBUTION & WHOLESALE—0.26%
Central European Distribution Corp.(a)	21,128	561,371
Fastenal Co.(b)	65,530	2,173,630
Genuine Parts Co.	79,076	2,653,791
Ingram Micro Inc. Class A(a)	80,281	1,404,917
LKQ Corp.(a)	68,301	1,123,551
Tech Data Corp.(a)	25,361	829,558
W.W. Grainger Inc.	30,499	2,497,258
WESCO International Inc.(a)	21,122	528,895

		11,772,971
DIVERSIFIED FINANCIAL SERVICES—4.60%
Affiliated Managers Group Inc.(a)	20,451	1,190,044
American Express Co.	502,500	11,678,100
AmeriCredit Corp.(a)(b)	44,594	604,249
Ameriprise Financial Inc.	110,528	2,682,515
BlackRock Inc.	9,878	1,732,799
Capital One Financial Corp.	223,532	4,890,880
Charles Schwab Corp. (The)	469,910	8,242,221
CIT Group Inc.	191,136	410,942
Citigroup Inc.(b)	2,728,270	8,102,962
CME Group Inc.	32,913	10,239,563
Eaton Vance Corp.	57,153	1,528,843
Federated Investors Inc. Class B	44,071	1,061,670
Franklin Resources Inc.	74,715	5,380,227
GLG Partners Inc.	89,947	367,883
Goldman Sachs Group Inc. (The)	249,659	36,809,723
Greenhill & Co. Inc.	9,900	714,879
Interactive Brokers Group Inc. Class A(a)	18,971	294,620
IntercontinentalExchange Inc.(a)	35,968	4,108,984
Invesco Ltd.	205,671	3,665,057
Investment Technology Group Inc.(a)	21,158	431,412
Janus Capital Group Inc.	79,931	911,213
Jefferies Group Inc.(a)(b)	57,526	1,227,030
JPMorgan Chase & Co.	1,863,783	63,573,638
Lazard Ltd. Class A	38,121	1,026,217
Legg Mason Inc.	69,672	1,698,603
Morgan Stanley	630,256	17,968,599
NASDAQ OMX Group Inc. (The)(a)	67,340	1,435,015
NYSE Euronext Inc.	128,944	3,513,724
Raymond James Financial Inc.	47,447	816,563
SLM Corp.(a)	233,791	2,401,034
Student Loan Corp. (The)	1,834	68,225

T. Rowe Price Group Inc.	126,701	5,279,631
TD AMERITRADE Holding Corp.(a)	128,675	2,256,959
Waddell & Reed Financial Inc. Class A	43,757	1,153,872

		207,467,896
ELECTRIC—3.77%
AES Corp. (The)(a)	335,167	3,891,289
Allegheny Energy Inc.	83,415	2,139,595
Alliant Energy Corp.	55,191	1,442,141
Ameren Corp.	105,461	2,624,924
American Electric Power Co. Inc.	236,406	6,829,769
Calpine Corp.(a)(b)	166,085	1,851,848
CenterPoint Energy Inc.	172,635	1,912,796
CMS Energy Corp.	111,860	1,351,269
Consolidated Edison Inc.	135,170	5,058,061
Constellation Energy Group Inc.	90,388	2,402,513
Dominion Resources Inc.	292,063	9,760,745
DPL Inc.(b)	56,866	1,317,585
DTE Energy Co.	81,037	2,593,184
Duke Energy Corp.	637,142	9,295,902
Dynegy Inc. Class A(a)	240,282	545,440
Edison International	161,696	5,086,956
Entergy Corp.	97,029	7,521,688
Exelon Corp.	326,361	16,712,947
FirstEnergy Corp.	151,140	5,856,675
FPL Group Inc.	203,426	11,566,802
Great Plains Energy Inc.	67,040	1,042,472
Hawaiian Electric Industries Inc.	44,039	839,383
Integrys Energy Group Inc.	37,832	1,134,582
ITC Holdings Corp.	24,293	1,101,930
MDU Resources Group Inc.	91,339	1,732,701
Mirant Corp.(a)	72,166	1,135,893
Northeast Utilities	86,856	1,937,757
NRG Energy Inc.(a)	131,287	3,408,211
NSTAR	53,310	1,711,784
NV Energy Inc.	117,350	1,266,207
OGE Energy Corp.	47,015	1,331,465
Ormat Technologies Inc.	9,284	374,238
Pepco Holdings Inc.	108,781	1,462,017
PG&E Corp.	182,235	7,005,113
Pinnacle West Capital Corp.	49,555	1,494,083
PPL Corp.	185,969	6,129,538
Progress Energy Inc.	138,128	5,225,382
Public Service Enterprise Group Inc.	252,827	8,249,745
RRI Energy Inc.(a)	168,612	844,746
SCANA Corp.	59,878	1,944,239
Southern Co.	387,490	12,074,188
TECO Energy Inc.	106,062	1,265,320
Westar Energy Inc.	52,944	993,759
Wisconsin Energy Corp.	58,314	2,373,963
Xcel Energy Inc.	225,352	4,148,730

		169,989,575
ELECTRICAL COMPONENTS & EQUIPMENT—0.44%
AMETEK Inc.	53,279	1,842,388
Emerson Electric Co.	372,665	12,074,346
Energizer Holdings Inc.(a)	34,279	1,790,735
General Cable Corp.(a)	26,347	990,120
Hubbell Inc. Class B	27,608	885,112
Molex Inc.	67,044	1,042,534
SunPower Corp. Class A(a)(b)	47,195	1,257,275

		19,882,510

ELECTRONICS—0.72%
Agilent Technologies Inc.(a)	171,276	3,478,616
Amphenol Corp. Class A	86,973	2,751,826
Arrow Electronics Inc.(a)	61,694	1,310,381
Avnet Inc.(a)	75,194	1,581,330
AVX Corp.	23,453	232,888
Dolby Laboratories Inc. Class A(a)	25,601	954,405
FLIR Systems Inc.(a)	74,361	1,677,584
Garmin Ltd.(b)	55,825	1,329,752
Gentex Corp.	69,663	808,091
Itron Inc.(a)	19,282	1,061,860
Jabil Circuit Inc.	93,082	690,668
Mettler-Toledo International Inc.(a)	17,472	1,347,965
National Instruments Corp.	28,173	635,583
PerkinElmer Inc.	58,584	1,019,362
Thermo Fisher Scientific Inc.(a)	207,888	8,475,594
Thomas & Betts Corp.(a)	26,347	760,374
Trimble Navigation Ltd.(a)	59,494	1,167,867
Vishay Intertechnology Inc.(a)	93,920	637,717
Waters Corp.(a)	47,809	2,460,729

		32,382,592
ENERGY - ALTERNATE SOURCES—0.11%
Covanta Holding Corp.(a)	62,931	1,067,310
First Solar Inc.(a)(b)	25,362	4,111,687

		5,178,997
ENGINEERING & CONSTRUCTION—0.35%
AECOM Technology Corp.(a)	46,875	1,500,000
Fluor Corp.	88,858	4,557,527
Jacobs Engineering Group Inc.(a)	60,695	2,554,653
KBR Inc.	80,146	1,477,892
McDermott International Inc.(a)	112,977	2,294,563
Shaw Group Inc. (The)(a)	41,729	1,143,792
URS Corp.(a)	41,684	2,064,192

		15,592,619
ENTERTAINMENT—0.16%
DreamWorks Animation SKG Inc. Class A(a)	37,124	1,024,251
International Game Technology	146,943	2,336,394
International Speedway Corp. Class A	16,221	415,420
Macrovision Solutions Corp.(a)	49,393	1,077,261
Penn National Gaming Inc.(a)	32,948	959,116
Regal Entertainment Group Class A	40,068	532,504
Scientific Games Corp. Class A(a)(b)	32,217	508,062
Warner Music Group Corp.(a)	26,961	157,722

		7,010,730
ENVIRONMENTAL CONTROL—0.34%
Nalco Holding Co.	70,975	1,195,219
Republic Services Inc.	161,433	3,940,580
Stericycle Inc.(a)(b)	42,996	2,215,584
Waste Connections Inc.(a)	39,018	1,010,956
Waste Management Inc.	244,169	6,875,799

		15,238,138
FOOD—1.95%
Campbell Soup Co.	97,625	2,872,128
ConAgra Foods Inc.	225,004	4,288,576

Corn Products International Inc.	36,184	969,369
Dean Foods Co.(a)	88,310	1,694,669
Del Monte Foods Co.	100,105	938,985
Flowers Foods Inc.	37,535	819,764
General Mills Inc.	163,150	9,139,663
H.J. Heinz Co.	156,044	5,570,771
Hershey Co. (The)	76,094	2,739,384
Hormel Foods Corp.	35,762	1,235,219
J.M. Smucker Co. (The)	59,290	2,885,051
Kellogg Co.	125,784	5,857,761
Kraft Foods Inc. Class A	730,388	18,508,032
Kroger Co. (The)	323,531	7,133,859
McCormick & Co. Inc. NVS	64,087	2,084,750
Ralcorp Holdings Inc.(a)	27,768	1,691,627
Safeway Inc.	211,216	4,302,470
Sara Lee Corp.	351,568	3,431,304
Smithfield Foods Inc.(a)(b)	59,353	829,161
SUPERVALU Inc.	112,764	1,460,294
Sysco Corp.	292,549	6,576,502
Tyson Foods Inc. Class A	148,241	1,869,319
Whole Foods Market Inc.(b)	54,257	1,029,798

		87,928,456
FOREST PRODUCTS & PAPER—0.28%
International Paper Co.	213,641	3,232,388
MeadWestvaco Corp.	87,260	1,431,937
Plum Creek Timber Co. Inc.	80,743	2,404,527
Rayonier Inc.	39,001	1,417,686
Temple-Inland Inc.	53,986	708,296
Weyerhaeuser Co.	105,232	3,202,210

		12,397,044
GAS—0.32%
AGL Resources Inc.	37,788	1,201,658
Atmos Energy Corp.	44,369	1,111,000
Energen Corp.	35,163	1,403,004
NiSource Inc.	135,210	1,576,549
Sempra Energy	121,153	6,012,823
Southern Union Co.	54,762	1,007,073
UGI Corp.	52,969	1,350,180
Vectren Corp.	39,662	929,281

		14,591,568
HAND & MACHINE TOOLS—0.10%
Black & Decker Corp. (The)	30,884	885,135
Kennametal Inc.	37,613	721,417
Lincoln Electric Holdings Inc.	21,119	761,129
Snap-On Inc.	28,408	816,446
Stanley Works (The)	38,854	1,314,819

		4,498,946
HEALTH CARE - PRODUCTS—3.90%
Baxter International Inc.	300,049	15,890,595
Beckman Coulter Inc.	35,739	2,042,126
Becton, Dickinson and Co.	118,792	8,471,058
Boston Scientific Corp.(a)	744,526	7,549,494
C.R. Bard Inc.	49,337	3,673,140
Cooper Companies Inc. (The)	22,747	562,533
DENTSPLY International Inc.	73,749	2,250,819
Edwards Lifesciences Corp.(a)	27,284	1,856,131
Gen-Probe Inc.(a)	26,630	1,144,557
Henry Schein Inc.(a)	45,036	2,159,476
Hill-Rom Holdings Inc.	30,094	488,125

Hologic Inc.(a)	126,813	1,804,549
IDEXX Laboratories Inc.(a)(b)	29,954	1,383,875
Intuitive Surgical Inc.(a)	18,771	3,072,062
Inverness Medical Innovations Inc.(a)	38,590	1,373,032
Johnson & Johnson	1,366,573	77,621,346
Kinetic Concepts Inc.(a)	29,912	815,102
Medtronic Inc.	555,088	19,367,020
Patterson Companies Inc.(a)	49,839	1,081,506
ResMed Inc.(a)	38,251	1,557,963
St. Jude Medical Inc.(a)	171,356	7,042,732
Stryker Corp.	167,390	6,652,079
TECHNE Corp.	19,073	1,217,048
Varian Medical Systems Inc.(a)	61,937	2,176,466
Zimmer Holdings Inc.(a)	106,511	4,537,369

		175,790,203
HEALTH CARE - SERVICES—1.24%
Aetna Inc.	221,630	5,551,832
Brookdale Senior Living Inc.	17,798	173,353
Community Health Systems Inc.(a)	48,130	1,215,283
Covance Inc.(a)	31,168	1,533,466
Coventry Health Care Inc.(a)	75,025	1,403,718
DaVita Inc.(a)	51,980	2,570,931
Health Management Associates Inc. Class A(a)	120,685	596,184
Health Net Inc.(a)	53,842	837,243
Humana Inc.(a)	83,571	2,696,000
Laboratory Corp. of America Holdings(a)	53,710	3,641,001
LifePoint Hospitals Inc.(a)	26,461	694,601
Lincare Holdings Inc.(a)	34,136	802,879
MEDNAX Inc.(a)	23,688	997,975
Quest Diagnostics Inc.	77,040	4,347,367
Tenet Healthcare Corp.(a)	235,009	662,725
UnitedHealth Group Inc.	589,919	14,736,177
Universal Health Services Inc. Class B	23,180	1,132,343
WellPoint Inc.(a)	240,348	12,231,310

		55,824,388
HOLDING COMPANIES - DIVERSIFIED—0.06%
Leucadia National Corp.(a)	92,027	1,940,849
Walter Energy Inc.	26,431	957,859

		2,898,708
HOME BUILDERS—0.16%
Centex Corp.	63,071	533,581
D.R. Horton Inc.	137,534	1,287,318
KB Home	38,381	525,052
Lennar Corp. Class A	68,129	660,170
M.D.C. Holdings Inc.	18,154	546,617
NVR Inc.(a)	2,834	1,423,773
Pulte Homes Inc.	103,228	911,503
Thor Industries Inc.	18,463	339,165
Toll Brothers Inc.(a)	64,051	1,086,945

		7,314,124
HOME FURNISHINGS—0.05%
Harman International Industries Inc.	29,659	557,589
Whirlpool Corp.(b)	37,649	1,602,341

		2,159,930
HOUSEHOLD PRODUCTS & WARES—0.49%
Avery Dennison Corp.	55,928	1,436,231
Church & Dwight Co. Inc.	35,097	1,906,118

Clorox Co. (The)	68,748	3,838,201
Fortune Brands Inc.	76,162	2,645,868
Jarden Corp.(a)(b)	42,671	800,081
Kimberly-Clark Corp.	205,420	10,770,171
Scotts Miracle-Gro Co. (The) Class A	21,927	768,541

		22,165,211
HOUSEWARES—0.04%
Newell Rubbermaid Inc.	138,489	1,441,670
Toro Co. (The)	17,702	529,290

		1,970,960
INSURANCE—2.72%
Aflac Inc.	231,822	7,207,345
Alleghany Corp.(a)	2,586	700,806
Allied World Assurance Holdings Ltd.	23,966	978,532
Allstate Corp. (The)	266,002	6,490,449
American Financial Group Inc.	41,854	903,209
American International Group Inc.(b)	1,187,840	1,377,894
American National Insurance Co.	7,971	602,448
Aon Corp.	138,200	5,233,634
Arch Capital Group Ltd.(a)	25,653	1,502,753
Arthur J. Gallagher & Co.	49,587	1,058,187
Aspen Insurance Holdings Ltd.	40,332	901,017
Assurant Inc.	59,291	1,428,320
Axis Capital Holdings Ltd.	69,961	1,831,579
Brown & Brown Inc.	57,299	1,141,969
Chubb Corp.	174,624	6,964,005
CIGNA Corp.	135,278	3,258,847
Cincinnati Financial Corp.	72,820	1,627,527
CNA Financial Corp.(b)	14,178	219,334
Endurance Specialty Holdings Ltd.	24,450	716,385
Erie Indemnity Co. Class A	15,713	561,897
Everest Re Group Ltd.	30,691	2,196,555
Fidelity National Financial Inc. Class A	116,658	1,578,383
First American Corp.	46,369	1,201,421
Genworth Financial Inc. Class A	217,792	1,522,366
Hanover Insurance Group Inc. (The)	25,631	976,797
Hartford Financial Services Group Inc. (The)	159,963	1,898,761
HCC Insurance Holdings Inc.	57,072	1,370,299
Lincoln National Corp.	129,453	2,227,886
Loews Corp.	161,887	4,435,704
Markel Corp.(a)	4,941	1,391,880
Marsh & McLennan Companies Inc.	258,302	5,199,619
MBIA Inc.(a)(b)	65,348	282,957
Mercury General Corp.	13,074	437,064
MetLife Inc.	285,603	8,570,946
Odyssey Re Holdings Corp.	8,012	320,320
Old Republic International Corp.	119,109	1,173,224
OneBeacon Insurance Group Ltd.	13,368	156,272
PartnerRe Ltd.	27,794	1,805,220
Principal Financial Group Inc.	153,735	2,896,367
Progressive Corp. (The)(a)	336,297	5,081,448
Protective Life Corp.	33,744	386,031
Prudential Financial Inc.	210,211	7,824,053
Reinsurance Group of America Inc.	35,590	1,242,447
RenaissanceRe Holdings Ltd.	30,746	1,430,919
StanCorp Financial Group Inc.	24,001	688,349
Torchmark Corp.	41,811	1,548,679
Transatlantic Holdings Inc.	13,186	571,349
Travelers Companies Inc. (The)	290,334	11,915,307

Unitrin Inc.	19,820	238,236
Unum Group	164,291	2,605,655
Validus Holdings Ltd.	18,956	416,653
W.R. Berkley Corp.	67,786	1,455,365
Wesco Financial Corp.	631	183,621
White Mountains Insurance Group Ltd.	3,838	878,557
XL Capital Ltd. Class A	168,112	1,926,564

		122,741,411
INTERNET—2.37%
Akamai Technologies Inc.(a)	85,319	1,636,418
Amazon.com Inc.(a)	162,795	13,619,430
eBay Inc.(a)	553,468	9,480,907
Equinix Inc.(a)	18,581	1,351,582
Expedia Inc.(a)	91,053	1,375,811
F5 Networks Inc.(a)	40,843	1,412,759
Google Inc. Class A(a)	118,724	50,052,851
HLTH Corp.(a)(b)	51,248	671,349
IAC/InterActiveCorp.(a)	53,024	851,035
Liberty Media Corp. - Liberty Interactive Group Series A(a)	297,337	1,489,658
McAfee Inc.(a)	76,624	3,232,767
Netflix Inc.(a)	20,507	847,759
Priceline.com Inc.(a)(b)	20,505	2,287,333
Sohu.com Inc.(a)(b)	14,634	919,454
Symantec Corp.(a)	407,152	6,335,285
VeriSign Inc.(a)	96,991	1,792,394
WebMD Health Corp. Class A(a)(b)	3,501	104,750
Yahoo! Inc.(a)	589,018	9,224,022

		106,685,564
IRON & STEEL—0.39%
AK Steel Holding Corp.	55,050	1,056,410
Allegheny Technologies Inc.	49,789	1,739,130
Carpenter Technology Corp.	21,616	449,829
Cliffs Natural Resources Inc.	64,804	1,585,754
Nucor Corp.	155,848	6,924,327
Reliance Steel & Aluminum Co.	31,561	1,211,627
Schnitzer Steel Industries Inc. Class A	10,553	557,832
Steel Dynamics Inc.	89,216	1,314,152
United States Steel Corp.	70,929	2,535,002

		17,374,063
LEISURE TIME—0.20%
Carnival Corp.	216,331	5,574,850
Harley-Davidson Inc.	118,177	1,915,649
Royal Caribbean Cruises Ltd.	69,454	940,407
WMS Industries Inc.(a)	21,093	664,640

		9,095,546
LODGING—0.22%
Boyd Gaming Corp.(a)	26,643	226,466
Choice Hotels International Inc.(b)	14,561	387,468
Las Vegas Sands Corp.(a)(b)	146,288	1,149,824
Marriott International Inc. Class A	147,211	3,248,947
MGM MIRAGE(a)	97,133	620,680
Starwood Hotels & Resorts Worldwide Inc.	92,265	2,048,283
Wyndham Worldwide Corp.	88,362	1,070,947
Wynn Resorts Ltd.(a)(b)	33,652	1,187,916

		9,940,531
MACHINERY—0.78%
AGCO Corp.(a)	45,440	1,320,941

Bucyrus International Inc.	37,202	1,062,489
Caterpillar Inc.	298,427	9,860,028
Cummins Inc.	101,304	3,566,914
Deere & Co.	209,616	8,374,159
Flowserve Corp.	27,785	1,939,671
Gardner Denver Inc.(a)	25,576	643,748
Graco Inc.	30,428	670,025
IDEX Corp.	40,666	999,164
Joy Global Inc.	50,423	1,801,110
Manitowoc Co. Inc. (The)	62,773	330,186
Rockwell Automation Inc.	72,314	2,322,726
Terex Corp.(a)	50,907	614,447
Wabtec Corp.	23,177	745,604
Zebra Technologies Corp. Class A(a)	29,963	708,925

		34,960,137
MANUFACTURING—3.16%
AptarGroup Inc.	33,328	1,125,487
Brink’s Co. (The)	21,962	637,557
Carlisle Companies Inc.	30,823	740,985
Cooper Industries Ltd. Class A	82,563	2,563,581
Crane Co.	24,504	546,684
Danaher Corp.	127,903	7,896,731
Donaldson Co. Inc.	38,323	1,327,509
Dover Corp.	94,065	3,112,611
Eaton Corp.	81,568	3,638,748
General Electric Co.	5,250,253	61,532,965
Harsco Corp.	41,811	1,183,251
Honeywell International Inc.	368,086	11,557,900
Illinois Tool Works Inc.	222,617	8,312,519
ITT Corp.	90,407	4,023,112
Leggett & Platt Inc.	78,983	1,202,911
Pall Corp.	60,686	1,611,820
Parker Hannifin Corp.	79,601	3,419,659
Pentair Inc.	49,792	1,275,671
Roper Industries Inc.	44,389	2,011,266
SPX Corp.	24,535	1,201,479
Teleflex Inc.	19,441	871,540
Textron Inc.	141,696	1,368,783
3M Co.	344,369	20,696,577
Trinity Industries Inc.	39,433	537,077

		142,396,423
MEDIA—2.49%
Cablevision Systems Corp. Class A	115,421	2,240,322
CBS Corp. Class B	298,861	2,068,118
Central European Media Enterprises Ltd. Class A(a)(b)	17,604	346,623
Comcast Corp. Class A	1,424,467	20,640,527
CTC Media Inc.(a)	16,829	198,919
DIRECTV Group Inc. (The)(a)	227,948	5,632,595
Discovery Communications Inc. Class C(a)	139,026	2,854,204
Dish Network Corp. Class A(a)	101,956	1,652,707
Gannett Co. Inc.	110,725	395,288
John Wiley & Sons Inc. Class A	19,557	650,270
Liberty Global Inc. Series A(a)	135,914	2,159,673
Liberty Media Corp. - Liberty Capital Group Series A(a)	39,808	539,796
Liberty Media Corp. - Liberty Entertainment Group Series A(a)	257,135	6,878,361
McGraw-Hill Companies Inc. (The)	155,969	4,696,227
Meredith Corp.(b)	19,308	493,319
New York Times Co. (The) Class A(b)	51,549	284,035
News Corp. Class A	1,129,118	10,286,265
Scripps Networks Interactive Inc. Class A	42,746	1,189,621

Time Warner Cable Inc.	174,435	5,524,357
Time Warner Inc.	593,277	14,944,648
Viacom Inc. Class B(a)	269,175	6,110,273
Walt Disney Co. (The)	920,825	21,482,847
Washington Post Co. (The) Class B	3,039	1,070,275

		112,339,270
METAL FABRICATE & HARDWARE—0.17%
Commercial Metals Co.	55,656	892,166
Precision Castparts Corp.	69,100	5,046,373
Timken Co. (The)	47,040	803,443
Valmont Industries Inc.	10,219	736,586

		7,478,568
MINING—0.69%
Alcoa Inc.	482,610	4,985,361
Compass Minerals International Inc.	15,839	869,719
Freeport-McMoRan Copper & Gold Inc.	204,237	10,234,316
Newmont Mining Corp.	237,648	9,712,674
Royal Gold Inc.	17,516	730,417
Southern Copper Corp.	87,259	1,783,574
Titanium Metals Corp.	42,509	390,658
Vulcan Materials Co.	54,561	2,351,579

		31,058,298
OFFICE & BUSINESS EQUIPMENT—0.11%
Pitney Bowes Inc.	103,288	2,265,106
Xerox Corp.	428,876	2,779,116

		5,044,222
OIL & GAS—9.69%
Anadarko Petroleum Corp.	247,792	11,247,279
Apache Corp.	166,033	11,979,281
Atwood Oceanics Inc.(a)	28,389	707,170
Cabot Oil & Gas Corp.	50,905	1,559,729
Chesapeake Energy Corp.	309,657	6,140,498
Chevron Corp.	994,180	65,864,425
Cimarex Energy Co.	40,914	1,159,503
CNX Gas Corp.(a)	13,319	349,890
Comstock Resources Inc.(a)	22,535	744,782
Concho Resources Inc.(a)	37,130	1,065,260
ConocoPhillips	734,750	30,903,585
Continental Resources Inc.(a)	14,660	406,815
Denbury Resources Inc.(a)	122,007	1,797,163
Devon Energy Corp.	220,143	11,997,794
Diamond Offshore Drilling Inc.	34,055	2,828,268
Encore Acquisition Co.(a)	26,195	808,116
ENSCO International Inc.	72,067	2,512,976
EOG Resources Inc.	123,892	8,414,745
EQT Corp.	64,654	2,257,071
EXCO Resources Inc.(a)	67,358	870,265
Exxon Mobil Corp.	2,420,004	169,182,480
Forest Oil Corp.(a)	55,170	823,136
Frontier Oil Corp.	52,125	683,359
Helmerich & Payne Inc.	51,680	1,595,362
Hess Corp.	143,706	7,724,198
Holly Corp.	20,488	368,374
Marathon Oil Corp.	351,606	10,593,889
Mariner Energy Inc.(a)	42,648	501,114
Murphy Oil Corp.	94,186	5,116,184
Nabors Industries Ltd.(a)	139,239	2,169,344
Newfield Exploration Co.(a)	65,172	2,129,169

Noble Energy Inc.	85,399	5,035,979
Occidental Petroleum Corp.	401,990	26,454,962
Patterson-UTI Energy Inc.	75,712	973,656
Petrohawk Energy Corp.(a)	136,788	3,050,372
Pioneer Natural Resources Co.	58,758	1,498,329
Plains Exploration & Production Co.(a)	59,708	1,633,611
Pride International Inc.(a)	85,399	2,140,099
Quicksilver Resources Inc.(a)	55,459	515,214
Range Resources Corp.	77,598	3,213,333
Rowan Companies Inc.	56,779	1,096,970
SandRidge Energy Inc.(a)	61,143	520,938
Southwestern Energy Co.(a)	170,142	6,610,017
St. Mary Land & Exploration Co.	30,014	626,392
Sunoco Inc.	58,491	1,356,991
Tesoro Corp.	67,426	858,333
Unit Corp.(a)	20,252	558,348
Valero Energy Corp.	256,098	4,325,495
Whiting Petroleum Corp.(a)	25,042	880,477
XTO Energy Inc.	287,040	10,947,706

		436,798,446
OIL & GAS SERVICES—1.56%
Baker Hughes Inc.	152,787	5,567,558
BJ Services Co.	145,088	1,977,549
Cameron International Corp.(a)	107,137	3,031,977
Dresser-Rand Group Inc.(a)	42,666	1,113,583
Exterran Holdings Inc.(a)	30,319	486,317
FMC Technologies Inc.(a)	61,292	2,303,353
Halliburton Co.	444,072	9,192,290
Helix Energy Solutions Group Inc.(a)	47,412	515,368
National Oilwell Varco Inc.(a)	206,472	6,743,376
Oceaneering International Inc.(a)	27,571	1,246,209
Oil States International Inc.(a)	24,430	591,450
Schlumberger Ltd.	593,026	32,088,637
SEACOR Holdings Inc.(a)	10,373	780,465
Smith International Inc.	108,094	2,783,421
Superior Energy Services Inc.(a)	40,897	706,291
Tidewater Inc.	25,791	1,105,660

		70,233,504
PACKAGING & CONTAINERS—0.29%
Ball Corp.	46,611	2,104,953
Bemis Co. Inc.	49,285	1,241,982
Crown Holdings Inc.(a)	80,254	1,937,332
Greif Inc. Class A	16,953	749,662
Owens-Illinois Inc.(a)	82,605	2,313,766
Packaging Corp. of America	52,638	852,736
Pactiv Corp.(a)	64,570	1,401,169
Sealed Air Corp.	79,038	1,458,251
Sonoco Products Co.	48,706	1,166,509

		13,226,360
PHARMACEUTICALS—6.37%
Abbott Laboratories	766,184	36,041,295
Allergan Inc.	151,763	7,220,884
AmerisourceBergen Corp.	150,340	2,667,032
Amylin Pharmaceuticals Inc.(a)(b)	69,008	931,608
BioMarin Pharmaceutical Inc.(a)(b)	47,916	747,969
Bristol-Myers Squibb Co.	983,538	19,975,657
Cardinal Health Inc.	178,015	5,438,358
Cephalon Inc.(a)(b)	36,553	2,070,727

Dendreon Corp.(a)	56,527	1,404,696
Eli Lilly and Co.	502,105	17,392,917
Endo Pharmaceuticals Holdings Inc.(a)	59,995	1,075,110
Express Scripts Inc.(a)	122,655	8,432,531
Forest Laboratories Inc.(a)	151,072	3,793,418
Gilead Sciences Inc.(a)	449,509	21,055,002
Herbalife Ltd.	30,003	946,295
Hospira Inc.(a)	79,239	3,052,286
King Pharmaceuticals Inc.(a)	121,911	1,174,003
Mead Johnson Nutrition Co. Class A(a)	17,158	545,110
Medco Health Solutions Inc.(a)	239,225	10,911,052
Merck & Co. Inc.	1,045,608	29,235,200
Mylan Inc.(a)(b)	150,691	1,966,518
NBTY Inc.(a)	26,424	743,043
Omnicare Inc.	58,056	1,495,523
OSI Pharmaceuticals Inc.(a)	28,119	793,799
Perrigo Co.	39,491	1,097,060
Pfizer Inc.	3,346,541	50,198,115
Schering-Plough Corp.	808,686	20,314,192
Sepracor Inc.(a)	54,037	935,921
United Therapeutics Corp.(a)	11,351	945,879
Valeant Pharmaceuticals International(a)	33,044	849,892
VCA Antech Inc.(a)	42,250	1,128,075
Warner Chilcott Ltd. Class A(a)	46,160	607,004
Watson Pharmaceuticals Inc.(a)	51,710	1,742,110
Wyeth	662,076	30,051,630

		286,979,911
PIPELINES—0.41%
El Paso Corp.	348,128	3,213,221
National Fuel Gas Co.	35,096	1,266,264
ONEOK Inc.	51,438	1,516,907
Questar Corp.	86,348	2,681,969
Spectra Energy Corp.	318,838	5,394,739
Williams Companies Inc. (The)	289,394	4,517,440

		18,590,540
REAL ESTATE—0.07%
CB Richard Ellis Group Inc. Class A(a)	105,891	991,140
Forest City Enterprises Inc. Class A	53,214	351,212
Jones Lang LaSalle Inc.	16,891	552,842
St. Joe Co. (The)(a)(b)	46,534	1,232,686

		3,127,880
REAL ESTATE INVESTMENT TRUSTS—1.39%
Alexandria Real Estate Equities Inc.	19,542	699,408
AMB Property Corp.	72,646	1,366,471
Annaly Capital Management Inc.	269,550	4,080,987
Apartment Investment and Management Co. Class A	58,281	515,787
AvalonBay Communities Inc.(b)	39,316	2,199,337
Boston Properties Inc.	58,470	2,789,019
Brandywine Realty Trust	61,344	457,013
BRE Properties Inc. Class A	24,761	588,321
Camden Property Trust	33,012	911,131
CapitalSource Inc.	109,407	533,906
Chimera Investment Corp.	327,165	1,141,806
Corporate Office Properties Trust	27,866	817,310
Digital Realty Trust Inc.	37,498	1,344,303
Douglas Emmett Inc.	51,712	464,891
Duke Realty Corp.	111,169	974,952
Equity Residential	135,798	3,018,790

Essex Property Trust Inc.	13,303	827,846
Federal Realty Investment Trust(b)	29,080	1,498,202
HCP Inc.	134,863	2,857,747
Health Care REIT Inc.	54,826	1,869,567
Hospitality Properties Trust	45,958	546,441
Host Hotels & Resorts Inc.	299,161	2,509,961
HRPT Properties Trust	115,605	469,356
Kimco Realty Corp.	184,909	1,858,335
Liberty Property Trust	52,334	1,205,775
Macerich Co. (The)(b)	38,715	681,771
Mack-Cali Realty Corp.	38,722	882,862
Nationwide Health Properties Inc.	50,358	1,296,215
ProLogis	219,883	1,772,257
Public Storage	66,390	4,347,217
Realty Income Corp.	50,966	1,117,175
Regency Centers Corp.	39,744	1,387,463
Senior Housing Properties Trust	58,695	957,902
Simon Property Group Inc.	117,793	6,058,094
SL Green Realty Corp.(b)	37,319	856,098
Taubman Centers Inc.	26,463	710,796
UDR Inc.	73,826	762,623
Ventas Inc.	77,021	2,299,847
Vornado Realty Trust	75,624	3,405,349
Weingarten Realty Investors	52,428	760,730

		62,843,061
RETAIL—6.24%
Abercrombie & Fitch Co. Class A	43,432	1,102,738
Advance Auto Parts Inc.	47,188	1,957,830
Aeropostale Inc.(a)	32,917	1,128,066
American Eagle Outfitters Inc.	87,041	1,233,371
AutoNation Inc.(a)(b)	36,100	626,335
AutoZone Inc.(a)(b)	15,912	2,404,462
Barnes & Noble Inc.(b)	17,651	364,140
Bed Bath & Beyond Inc.(a)(b)	128,563	3,953,312
Best Buy Co. Inc.	166,506	5,576,286
Big Lots Inc.(a)	39,683	834,533
BJ’s Wholesale Club Inc.(a)	27,283	879,331
Brinker International Inc.	50,120	853,544
Burger King Holdings Inc.	51,736	893,481
CarMax Inc.(a)(b)	109,165	1,604,726
Chico’s FAS Inc.(a)	86,190	838,629
Chipotle Mexican Grill Inc. Class A(a)(b)	16,185	1,294,800
Copart Inc.(a)(b)	32,918	1,141,267
Costco Wholesale Corp.	215,206	9,834,914
CVS Caremark Corp.	721,466	22,993,121
Darden Restaurants Inc.	69,720	2,299,366
Dick’s Sporting Goods Inc.(a)	40,995	705,114
Dollar Tree Inc.(a)	44,954	1,892,563
Family Dollar Stores Inc.	69,865	1,977,180
Foot Locker Inc.	78,418	821,036
GameStop Corp. Class A(a)	81,586	1,795,708
Gap Inc. (The)	238,037	3,903,807
Home Depot Inc. (The)	839,726	19,842,725
J.C. Penney Co. Inc.	110,425	3,170,302
Kohl’s Corp.(a)(b)	151,118	6,460,295
Limited Brands Inc.	132,677	1,588,144
Lowe’s Companies Inc.	730,089	14,171,027
Macy’s Inc.	209,575	2,464,602
McDonald’s Corp.	547,135	31,454,791
MSC Industrial Direct Co. Inc. Class A	21,673	768,958
Nordstrom Inc.(b)	81,809	1,627,181
Office Depot Inc.(a)	138,854	633,174

O’Reilly Automotive Inc.(a)(b)	67,010	2,551,741
Panera Bread Co. Class A(a)(b)	13,270	661,642
Penske Automotive Group Inc.	19,688	327,608
PetSmart Inc.	63,924	1,371,809
RadioShack Corp.	66,208	924,264
Rite Aid Corp.(a)	281,515	425,088
Ross Stores Inc.	62,863	2,426,512
Sears Holdings Corp.(a)(b)	24,684	1,641,980
Signet Jewelers Ltd.(b)	43,230	900,049
Staples Inc.	353,918	7,138,526
Starbucks Corp.(a)	364,086	5,057,155
Target Corp.	372,939	14,719,902
Tiffany & Co.	62,434	1,583,326
Tim Hortons Inc.(b)	91,325	2,241,116
TJX Companies Inc. (The)	204,958	6,447,979
Urban Outfitters Inc.(a)	62,857	1,311,826
Walgreen Co.	491,386	14,446,748
Wal-Mart Stores Inc.	1,096,394	53,109,325
Wendy’s/Arby’s Group Inc. Class A	176,736	706,944
Williams-Sonoma Inc.	45,973	545,700
Yum! Brands Inc.	228,914	7,631,993

		281,262,092
SAVINGS & LOANS—0.22%
Capitol Federal Financial	10,538	403,922
First Niagara Financial Group Inc.	72,809	831,479
Hudson City Bancorp Inc.	231,987	3,083,107
New York Community Bancorp Inc.	168,897	1,805,509
People’s United Financial Inc.	171,648	2,581,586
TFS Financial Corp.	42,202	448,185
Washington Federal Inc.	44,897	583,661

		9,737,449
SEMICONDUCTORS—2.63%
Advanced Micro Devices Inc.(a)	276,996	1,071,975
Altera Corp.	148,648	2,419,989
Analog Devices Inc.	144,487	3,580,388
Applied Materials Inc.	659,268	7,232,170
Atmel Corp.(a)	219,028	816,974
Broadcom Corp. Class A(a)	243,651	6,040,108
Cree Inc.(a)	44,847	1,318,053
Cypress Semiconductor Corp.(a)	68,487	630,080
Fairchild Semiconductor International Inc.(a)	62,492	436,819
Integrated Device Technology Inc.(a)	85,815	518,323
Intel Corp.	2,769,782	45,839,892
International Rectifier Corp.(a)	36,425	539,454
Intersil Corp. Class A	60,872	765,161
KLA-Tencor Corp.	83,916	2,118,879
Lam Research Corp.(a)	62,672	1,629,472
Linear Technology Corp.	110,130	2,571,536
LSI Corp.(a)	320,682	1,462,310
Marvell Technology Group Ltd.(a)	253,950	2,955,978
Maxim Integrated Products Inc.	150,124	2,355,446
MEMC Electronic Materials Inc.(a)	112,621	2,005,780
Microchip Technology Inc.	91,119	2,054,733
Micron Technology Inc.(a)(b)	420,652	2,128,499
National Semiconductor Corp.	114,999	1,443,237
Novellus Systems Inc.(a)	49,729	830,474
NVIDIA Corp.(a)	275,986	3,115,882
ON Semiconductor Corp.(a)	207,476	1,423,285
PMC-Sierra Inc.(a)	108,346	862,434

QLogic Corp.(a)	59,922	759,811
Rambus Inc.(a)	51,254	793,924
Silicon Laboratories Inc.(a)(b)	23,465	890,262
Teradyne Inc.(a)	85,294	585,117
Texas Instruments Inc.	631,546	13,451,930
Varian Semiconductor Equipment Associates Inc.(a)	36,997	887,558
Xilinx Inc.	135,940	2,781,332

		118,317,265
SOFTWARE—4.67%
Activision Blizzard Inc.(a)	276,954	3,497,929
Adobe Systems Inc.(a)	259,738	7,350,585
Allscripts-Misys Healthcare Solutions Inc.	29,781	472,327
ANSYS Inc.(a)	42,412	1,321,558
Autodesk Inc.(a)	113,098	2,146,600
Automatic Data Processing Inc.	248,780	8,816,763
BMC Software Inc.(a)	91,708	3,098,813
Broadridge Financial Solutions Inc.	69,882	1,158,644
CA Inc.	192,836	3,361,131
Cerner Corp.(a)(b)	33,440	2,082,978
Citrix Systems Inc.(a)	90,634	2,890,318
Compuware Corp.(a)	121,949	836,570
Dun & Bradstreet Corp. (The)	26,369	2,141,426
Electronic Arts Inc.(a)	158,632	3,445,487
Fidelity National Information Services Inc.	97,565	1,947,397
Fiserv Inc.(a)	77,299	3,532,564
Global Payments Inc.	39,103	1,464,798
IMS Health Inc.	91,494	1,161,974
Intuit Inc.(a)	159,875	4,502,080
MasterCard Inc. Class A	42,109	7,045,257
Metavante Technologies Inc.(a)	44,065	1,139,521
Microsoft Corp.	3,822,229	90,854,383
MSCI Inc. Class A(a)	48,950	1,196,338
Novell Inc.(a)	174,147	788,886
Nuance Communications Inc.(a)	106,374	1,286,062
Oracle Corp.	1,895,591	40,603,559
Paychex Inc.	161,211	4,062,517
Red Hat Inc.(a)	93,971	1,891,636
Salesforce.com Inc.(a)(b)	53,408	2,038,583
SEI Investments Co.	60,019	1,082,743
Sybase Inc.(a)	40,692	1,275,287
Total System Services Inc.	82,275	1,101,662
VMware Inc. Class A(a)	24,846	677,550

		210,273,926
TELECOMMUNICATIONS—6.18%
Amdocs Ltd.(a)	97,979	2,101,650
American Tower Corp. Class A(a)	197,436	6,225,157
AT&T Inc.	2,926,000	72,681,840
CenturyTel Inc.	49,290	1,513,203
Ciena Corp.(a)	42,482	439,689
Cisco Systems Inc.(a)	2,860,479	53,319,329
Clearwire Corp. Class A(a)(b)	32,371	179,012
CommScope Inc.(a)	40,513	1,063,871
Corning Inc.	770,616	12,376,093
Crown Castle International Corp.(a)	143,518	3,447,302
EchoStar Corp. Class A(a)	21,738	346,504
Embarq Corp.	70,925	2,983,106
Frontier Communications Corp.	160,487	1,145,877
Harris Corp.	66,586	1,888,379
JDS Uniphase Corp.(a)	102,111	584,075
Juniper Networks Inc.(a)(b)	261,436	6,169,890
Leap Wireless International Inc.(a)	28,728	946,013

Level 3 Communications Inc.(a)	794,356	1,199,478
MetroPCS Communications Inc.(a)	124,436	1,656,243
Motorola Inc.	1,134,207	7,519,792
NeuStar Inc. Class A(a)	35,897	795,478
NII Holdings Inc.(a)	82,797	1,578,939
QUALCOMM Inc.	820,407	37,082,396
Qwest Communications International Inc.	744,818	3,090,995
SBA Communications Corp. Class A(a)	58,448	1,434,314
Sprint Nextel Corp.(a)	1,382,386	6,649,277
Telephone and Data Systems Inc.	44,999	1,273,472
Tellabs Inc.(a)	195,603	1,120,805
tw telecom inc.(a)	74,113	761,141
United States Cellular Corp.(a)	8,028	308,677
Verizon Communications Inc.	1,408,734	43,290,396
Virgin Media Inc.	145,644	1,361,771
Windstream Corp.	220,331	1,841,967

		278,376,131
TEXTILES—0.06%
Cintas Corp.	65,955	1,506,412
Mohawk Industries Inc.(a)	27,304	974,207

		2,480,619
TOYS, GAMES & HOBBIES—0.12%
Hasbro Inc.	61,494	1,490,615
Marvel Entertainment Inc.(a)	23,708	843,768
Mattel Inc.	180,317	2,894,088

		5,228,471
TRANSPORTATION—1.73%
Alexander & Baldwin Inc.	21,206	497,069
Burlington Northern Santa Fe Corp.	130,340	9,585,204
C.H. Robinson Worldwide Inc.	84,785	4,421,538
Con-way Inc.	23,011	812,518
CSX Corp.	194,138	6,722,999
Expeditors International Washington Inc.	105,961	3,532,740
FedEx Corp.	154,124	8,572,377
Frontline Ltd.(b)	25,454	620,059
J.B. Hunt Transport Services Inc.	42,778	1,306,012
Kansas City Southern Industries Inc.(a)	44,274	713,254
Kirby Corp.(a)	26,433	840,305
Landstar System Inc.	26,112	937,682
Norfolk Southern Corp.	182,027	6,856,957
Overseas Shipholding Group Inc.	11,253	383,052
Ryder System Inc.	28,071	783,742
Teekay Corp.	21,125	444,259
Union Pacific Corp.	250,004	13,015,208
United Parcel Service Inc. Class B	342,615	17,127,324
UTi Worldwide Inc.(a)	49,456	563,798

		77,736,097
TRUCKING & LEASING—0.01%
GATX Corp.	23,751	610,876

		610,876
WATER—0.04%
American Water Works Co. Inc.	32,383	618,839
Aqua America Inc.	66,115	1,183,458

		1,802,297

TOTAL COMMON STOCKS
(Cost: $6,272,675,821)		4,488,608,312

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.38%

MONEY MARKET FUNDS—2.38%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40%(c)(d)(e)	82,002,654	82,002,654
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32%(c)(d)(e)	14,304,036	14,304,036
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%(c)(d)	10,993,674	10,993,674

		107,300,364

TOTAL SHORT-TERM INVESTMENTS
(Cost: $107,300,364)		107,300,364

TOTAL INVESTMENTS IN SECURITIES—101.99%
(Cost: $6,379,976,185)		4,595,908,676
Other Assets, Less Liabilities—(1.99)%		(89,590,619)

NET ASSETS—100.00%		$4,506,318,057

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

June 30, 2009

Security	Shares	Value

COMMON STOCKS—99.70%

ADVERTISING—0.21%
Omnicom Group Inc.	635,175	$20,058,826

		20,058,826
AEROSPACE & DEFENSE—2.23%
Alliant Techsystems Inc.(a)	66,974	5,515,979
BE Aerospace Inc.(a)	95,199	1,367,058
Boeing Co. (The)	121,695	5,172,037
General Dynamics Corp.	67,079	3,715,506
Goodrich Corp.	253,068	12,645,808
Lockheed Martin Corp.	650,056	52,427,016
Northrop Grumman Corp.	78,663	3,593,326
Raytheon Co.	620,056	27,549,088
Rockwell Collins Inc.	323,622	13,504,746
Spirit AeroSystems Holdings Inc. Class A(a)	69,222	951,110
TransDigm Group Inc.(a)	81,082	2,935,168
United Technologies Corp.	1,569,320	81,541,867

		210,918,709
AGRICULTURE—3.88%
Altria Group Inc.	4,225,351	69,253,503
Archer-Daniels-Midland Co.	735,950	19,701,381
Lorillard Inc.	303,430	20,563,451
Monsanto Co.	1,115,278	82,909,767
Philip Morris International Inc.	4,008,675	174,858,403

		367,286,505
AIRLINES—0.20%
AMR Corp.(a)	581,778	2,338,748
Continental Airlines Inc. Class B(a)	252,441	2,236,627
Copa Holdings SA Class A	61,469	2,509,165
Delta Air Lines Inc.(a)	1,576,540	9,128,167
Southwest Airlines Co.	471,989	3,176,486

		19,389,193
APPAREL—0.76%
Coach Inc.	648,934	17,443,346
Guess? Inc.	119,725	3,086,510
Hanesbrands Inc.(a)	193,371	2,902,499
Nike Inc. Class B(b)	738,364	38,232,488
Phillips-Van Heusen Corp.	68,162	1,955,568
Polo Ralph Lauren Corp.	105,964	5,673,313
VF Corp.	40,646	2,249,756

		71,543,480
AUTO MANUFACTURERS—0.29%
Navistar International Corp.(a)	128,182	5,588,735
PACCAR Inc.	686,541	22,319,448

		27,908,183

AUTO PARTS & EQUIPMENT—0.32%
BorgWarner Inc.(b)	220,921	7,544,452
Federal Mogul Corp. Class A(a)	12,711	120,119
Goodyear Tire & Rubber Co. (The)(a)	498,424	5,612,254
Johnson Controls Inc.	667,835	14,505,376
TRW Automotive Holdings Corp.(a)	25,037	282,918
WABCO Holdings Inc.	115,882	2,051,111

		30,116,230
BANKS—1.09%
Bank of New York Mellon Corp. (The)	500,747	14,676,895
BOK Financial Corp.	13,854	521,880
Commerce Bancshares Inc.	42,088	1,339,661
Northern Trust Corp.	492,376	26,430,744
State Street Corp.	537,808	25,384,538
Wells Fargo & Co.	1,438,406	34,895,730

		103,249,448
BEVERAGES—4.06%
Brown-Forman Corp. Class B	153,000	6,575,940
Coca-Cola Co. (The)	3,718,511	178,451,343
Coca-Cola Enterprises Inc.	536,304	8,929,462
Green Mountain Coffee Roasters Inc.(a)	60,999	3,606,261
Hansen Natural Corp.(a)	142,415	4,389,230
Molson Coors Brewing Co. Class B	14,839	628,135
Pepsi Bottling Group Inc.	229,972	7,782,252
PepsiCo Inc.	3,181,454	174,852,712

		385,215,335
BIOTECHNOLOGY—2.91%
Abraxis BioScience Inc.(a)	14,626	539,114
Alexion Pharmaceuticals Inc.(a)	167,667	6,894,467
Amgen Inc.(a)	2,068,864	109,525,660
Biogen Idec Inc.(a)	589,656	26,622,968
Bio-Rad Laboratories Inc. Class A(a)	39,229	2,961,005
Celgene Corp.(a)	940,608	44,998,687
Charles River Laboratories International Inc.(a)	89,759	3,029,366
Genzyme Corp.(a)	551,256	30,688,422
Illumina Inc.(a)(b)	251,366	9,788,192
Life Technologies Corp.(a)(b)	316,218	13,192,615
Millipore Corp.(a)	113,249	7,951,212
Myriad Genetics Inc.(a)	195,104	6,955,458
Vertex Pharmaceuticals Inc.(a)(b)	353,733	12,607,044

		275,754,210
BUILDING MATERIALS—0.13%
Armstrong World Industries Inc.(a)	18,185	299,871
Eagle Materials Inc.(b)	89,034	2,247,218
Lennox International Inc.	95,048	3,051,991
Martin Marietta Materials Inc.(b)	34,934	2,755,594
Masco Corp.	345,588	3,310,733
Owens Corning Inc.(a)	76,462	977,184

		12,642,591
CHEMICALS—1.71%
Air Products and Chemicals Inc.	147,940	9,555,445
Albemarle Corp.	10,839	277,153
Ashland Inc.	11,516	323,024
Celanese Corp. Series A	293,173	6,962,859
CF Industries Holdings Inc.	82,002	6,079,628
E.I. du Pont de Nemours and Co.	611,125	15,657,022
Ecolab Inc.	483,227	18,841,021

FMC Corp.	126,343	5,976,024
International Flavors & Fragrances Inc.	151,814	4,967,354
Intrepid Potash Inc.(a)(b)	78,194	2,195,688
Lubrizol Corp.	120,269	5,689,926
Mosaic Co. (The)	323,268	14,320,772
Praxair Inc.	628,315	44,654,347
RPM International Inc.	138,138	1,939,458
Sherwin-Williams Co. (The)	173,289	9,314,284
Sigma-Aldrich Corp.	249,457	12,363,089
Terra Industries Inc.	139,368	3,375,493
Valhi Inc.	4,308	32,008

		162,524,595
COAL—0.40%
Alpha Natural Resources Inc.(a)(b)	145,737	3,828,511
CONSOL Energy Inc.	369,090	12,534,296
Foundation Coal Holdings Inc.	91,245	2,564,897
Massey Energy Co.	139,756	2,730,832
Peabody Energy Corp.	546,299	16,476,378

		38,134,914
COMMERCIAL SERVICES—2.84%
Aaron’s Inc.	97,456	2,906,138
Accenture Ltd. Class A	1,252,726	41,916,212
Alliance Data Systems Corp.(a)(b)	118,628	4,886,287
Apollo Group Inc. Class A(a)	271,114	19,281,628
Brinks Home Security Holdings Inc.(a)	93,452	2,645,626
Career Education Corp.(a)	138,010	3,435,069
Convergys Corp.(a)	25,730	238,774
Corrections Corp. of America(a)	26,832	455,876
DeVry Inc.	127,114	6,360,785
Equifax Inc.	201,647	5,262,987
FTI Consulting Inc.(a)	104,862	5,318,601
Genpact Ltd.(a)	127,567	1,498,912
H&R Block Inc.	693,999	11,957,603
Hewitt Associates Inc. Class A(a)	170,536	5,078,562
Hillenbrand Inc.	48,516	807,306
Interactive Data Corp.	34,471	797,659
Iron Mountain Inc.(a)(b)	368,406	10,591,673
ITT Educational Services Inc.(a)(b)	78,299	7,881,577
Lender Processing Services Inc.	195,190	5,420,426
McKesson Corp.	271,791	11,958,804
Monster Worldwide Inc.(a)	150,691	1,779,661
Moody’s Corp.	383,326	10,100,640
Morningstar Inc.(a)(b)	39,895	1,644,871
Pharmaceutical Product Development Inc.	214,595	4,982,896
R.R. Donnelley & Sons Co.	107,991	1,254,855
Robert Half International Inc.	312,179	7,373,668
SAIC Inc.(a)	314,155	5,827,575
Strayer Education Inc.	28,629	6,244,271
Visa Inc. Class A(b)	918,226	57,168,751
Weight Watchers International Inc.	6,474	166,835
Western Union Co.	1,433,026	23,501,626

		268,746,154
COMPUTERS—8.84%
Affiliated Computer Services Inc. Class A(a)	112,409	4,993,208
Apple Inc.(a)	1,823,122	259,667,266
Brocade Communications Systems Inc.(a)	278,062	2,174,445
Cadence Design Systems Inc.(a)	538,112	3,174,861
Cognizant Technology Solutions Corp. Class A(a)	596,894	15,937,070
Dell Inc.(a)	3,500,768	48,065,545
Diebold Inc.	118,508	3,123,871

DST Systems Inc.(a)	69,135	2,554,538
EMC Corp.(a)	427,836	5,604,652
FactSet Research Systems Inc.(b)	85,210	4,249,423
Hewlett-Packard Co.	3,782,681	146,200,621
IHS Inc. Class A(a)	97,579	4,866,265
International Business Machines Corp.	2,700,418	281,977,648
MICROS Systems Inc.(a)	164,214	4,157,898
NCR Corp.(a)	323,915	3,831,914
NetApp Inc.(a)	679,911	13,407,845
SanDisk Corp.(a)	223,294	3,280,189
Seagate Technology	904,661	9,462,754
Synopsys Inc.(a)	184,546	3,600,492
Teradata Corp.(a)	287,539	6,737,039
Western Digital Corp.(a)	410,409	10,875,838

		837,943,382
COSMETICS & PERSONAL CARE—3.22%
Alberto-Culver Co.	148,041	3,764,683
Avon Products Inc.	872,348	22,489,131
Colgate-Palmolive Co.	1,020,891	72,217,829
Estee Lauder Companies Inc. (The) Class A	226,635	7,404,165
Procter & Gamble Co. (The)	3,901,501	199,366,701

		305,242,509
DISTRIBUTION & WHOLESALE—0.26%
Fastenal Co.(b)	270,082	8,958,620
LKQ Corp.(a)	286,372	4,710,819
W.W. Grainger Inc.	125,678	10,290,515
WESCO International Inc.(a)	45,427	1,137,492

		25,097,446
DIVERSIFIED FINANCIAL SERVICES—1.96%
Affiliated Managers Group Inc.(a)	84,299	4,905,359
American Express Co.	379,467	8,818,813
AmeriCredit Corp.(a)	55,679	754,450
Ameriprise Financial Inc.	35,279	856,221
BlackRock Inc.	13,897	2,437,812
Capital One Financial Corp.	260,186	5,692,870
Charles Schwab Corp. (The)	1,940,273	34,032,388
CIT Group Inc.	75,329	161,957
CME Group Inc.	7,863	2,446,258
Eaton Vance Corp.	238,097	6,369,095
Federated Investors Inc. Class B	171,070	4,121,076
Franklin Resources Inc.	138,546	9,976,697
GLG Partners Inc.(b)	387,953	1,586,728
Goldman Sachs Group Inc. (The)	63,785	9,404,460
Greenhill & Co. Inc.	41,813	3,019,317
IntercontinentalExchange Inc.(a)	148,816	17,000,740
Invesco Ltd.	67,939	1,210,673
Investment Technology Group Inc.(a)	7,357	150,009
Janus Capital Group Inc.	286,367	3,264,584
Jefferies Group Inc.(a)	179,335	3,825,216
Lazard Ltd. Class A	156,286	4,207,219
Morgan Stanley	603,042	17,192,727
NASDAQ OMX Group Inc. (The)(a)	122,878	2,618,530
NYSE Euronext Inc.	136,553	3,721,069
SLM Corp.(a)	207,315	2,129,125
Student Loan Corp. (The)	1,401	52,117
T. Rowe Price Group Inc.(b)	522,045	21,753,615
TD Ameritrade Holding Corp.(a)	534,063	9,367,465
Waddell & Reed Financial Inc. Class A	175,781	4,635,345

		185,711,935

ELECTRIC—0.90%
AES Corp. (The)(a)	1,098,105	12,748,999
Allegheny Energy Inc.	211,521	5,425,514
Calpine Corp.(a)	370,259	4,128,388
CenterPoint Energy Inc.	599,307	6,640,322
Constellation Energy Group Inc.	314,367	8,355,875
DPL Inc.	29,997	695,030
Exelon Corp.	117,124	5,997,920
FPL Group Inc.	109,932	6,250,734
Integrys Energy Group Inc.	34,280	1,028,057
ITC Holdings Corp.	101,632	4,610,028
NV Energy Inc.	204,318	2,204,591
Ormat Technologies Inc.	39,978	1,611,513
PPL Corp.	768,432	25,327,519

		85,024,490
ELECTRICAL COMPONENTS & EQUIPMENT—0.73%
AMETEK Inc.	219,462	7,588,996
Emerson Electric Co.	1,536,353	49,777,837
Energizer Holdings Inc.(a)	118,652	6,198,380
Hubbell Inc. Class B	13,481	432,201
Molex Inc.	23,144	359,889
SunPower Corp. Class A(a)(b)	197,094	5,250,584

		69,607,887
ELECTRONICS—0.87%
Agilent Technologies Inc.(a)	700,843	14,234,121
Amphenol Corp. Class A	349,975	11,073,209
Arrow Electronics Inc.(a)	101,306	2,151,739
Avnet Inc.(a)	103,415	2,174,817
AVX Corp.	21,260	211,112
Dolby Laboratories Inc. Class A(a)	107,141	3,994,216
FLIR Systems Inc.(a)(b)	306,944	6,924,657
Garmin Ltd.(b)	188,401	4,487,712
Gentex Corp.	283,835	3,292,486
Itron Inc.(a)	75,087	4,135,041
Jabil Circuit Inc.	201,127	1,492,362
Mettler-Toledo International Inc.(a)	68,775	5,305,991
National Instruments Corp.	115,846	2,613,486
PerkinElmer Inc.	51,698	899,545
Thermo Fisher Scientific Inc.(a)	69,244	2,823,078
Thomas & Betts Corp.(a)	34,136	985,165
Trimble Navigation Ltd.(a)	244,140	4,792,468
Vishay Intertechnology Inc.(a)	80,832	548,849
Waters Corp.(a)	197,342	10,157,193

		82,297,247
ENERGY - ALTERNATE SOURCES—0.18%
First Solar Inc.(a)(b)	104,935	17,012,062

		17,012,062
ENGINEERING & CONSTRUCTION—0.53%
AECOM Technology Corp.(a)	193,076	6,178,432
Fluor Corp.	367,477	18,847,895
Jacobs Engineering Group Inc.(a)	252,234	10,616,529
McDermott International Inc.(a)	466,897	9,482,678
Shaw Group Inc. (The)(a)	138,828	3,805,275
URS Corp.(a)	21,246	1,052,102

		49,982,911
ENTERTAINMENT—0.15%
International Game Technology	503,799	8,010,404

Macrovision Solutions Corp.(a)	142,943	3,117,587
Regal Entertainment Group Class A	84,503	1,123,045
Scientific Games Corp. Class A(a)(b)	130,410	2,056,566
Warner Music Group Corp.(a)	7,914	46,297

		14,353,899
ENVIRONMENTAL CONTROL—0.50%
Nalco Holding Co.	282,183	4,751,962
Republic Services Inc.	208,587	5,091,609
Stericycle Inc.(a)(b)	173,417	8,936,178
Waste Connections Inc.(a)	120,009	3,109,433
Waste Management Inc.	901,822	25,395,308

		47,284,490
FOOD—1.59%
Campbell Soup Co.	273,077	8,033,925
Dean Foods Co.(a)	367,563	7,053,534
Flowers Foods Inc.	130,581	2,851,889
General Mills Inc.	276,949	15,514,683
H.J. Heinz Co.	520,755	18,590,953
Hershey Co. (The)	183,418	6,603,048
Hormel Foods Corp.	13,887	479,657
Kellogg Co.	519,815	24,207,785
Kroger Co. (The)	1,123,785	24,779,459
McCormick & Co. Inc. NVS	266,218	8,660,072
Sara Lee Corp.	352,306	3,438,507
Smithfield Foods Inc.(a)	18,437	257,565
Sysco Corp.	1,205,422	27,097,887
Whole Foods Market Inc.(b)	187,577	3,560,211

		151,129,175
FOREST PRODUCTS & PAPER—0.07%
Plum Creek Timber Co. Inc.	118,698	3,534,826
Rayonier Inc.	73,060	2,655,731

		6,190,557
HAND & MACHINE TOOLS—0.01%
Snap-On Inc.	32,176	924,738

		924,738
HEALTH CARE - PRODUCTS—6.31%
Baxter International Inc.	1,236,396	65,479,532
Beckman Coulter Inc.	148,470	8,483,576
Becton, Dickinson and Co.	489,485	34,905,175
Boston Scientific Corp.(a)	1,095,718	11,110,581
C.R. Bard Inc.	202,904	15,106,203
DENTSPLY International Inc.(b)	303,459	9,261,569
Edwards Lifesciences Corp.(a)	114,417	7,783,789
Gen-Probe Inc.(a)	106,990	4,598,430
Henry Schein Inc.(a)	184,231	8,833,876
Hill-Rom Holdings Inc.	51,012	827,415
Hologic Inc.(a)	51,379	731,123
IDEXX Laboratories Inc.(a)(b)	120,549	5,569,364
Intuitive Surgical Inc.(a)(b)	77,344	12,658,119
Inverness Medical Innovations Inc.(a)	77,881	2,771,006
Johnson & Johnson	4,358,621	247,569,673
Kinetic Concepts Inc.(a)	44,503	1,212,707
Medtronic Inc.	2,287,331	79,804,979
Patterson Companies Inc.(a)(b)	205,376	4,456,659
ResMed Inc.(a)	153,950	6,270,383
St. Jude Medical Inc.(a)	707,764	29,089,100
Stryker Corp.	691,445	27,478,024
TECHNE Corp.	76,831	4,902,586

Varian Medical Systems Inc.(a)	256,124	9,000,197

		597,904,066
HEALTH CARE - SERVICES—0.79%
Aetna Inc.	196,356	4,918,718
Community Health Systems Inc.(a)	94,782	2,393,245
Covance Inc.(a)(b)	131,617	6,475,556
Coventry Health Care Inc.(a)	85,419	1,598,190
DaVita Inc.(a)	211,280	10,449,909
Health Management Associates Inc. Class A(a)	503,492	2,487,250
Humana Inc.(a)	127,214	4,103,924
Laboratory Corp. of America Holdings(a)	221,289	15,001,181
Lincare Holdings Inc.(a)	113,722	2,674,741
MEDNAX Inc.(a)	30,215	1,272,958
Quest Diagnostics Inc.	317,418	17,911,898
Tenet Healthcare Corp.(a)	665,128	1,875,661
Universal Health Services Inc. Class B	6,780	331,203
WellPoint Inc.(a)	70,320	3,578,585

		75,073,019
HOLDING COMPANIES - DIVERSIFIED—0.07%
Leucadia National Corp.(a)	139,158	2,934,842
Walter Energy Inc.	107,969	3,912,797

		6,847,639
HOME BUILDERS—0.04%
KB Home	11,552	158,031
M.D.C. Holdings Inc.	29,070	875,298
NVR Inc.(a)(b)	2,053	1,031,407
Pulte Homes Inc.	73,067	645,182
Thor Industries Inc.	37,585	690,436

		3,400,354
HOME FURNISHINGS—0.01%
Harman International Industries Inc.	66,534	1,250,839

		1,250,839
HOUSEHOLD PRODUCTS & WARES—0.68%
Avery Dennison Corp.	42,990	1,103,983
Church & Dwight Co. Inc.	143,462	7,791,421
Clorox Co. (The)	252,027	14,070,667
Kimberly-Clark Corp.	736,398	38,609,347
Scotts Miracle-Gro Co. (The) Class A	91,194	3,196,350

		64,771,768
HOUSEWARES—0.03%
Newell Rubbermaid Inc.	91,676	954,347
Toro Co. (The)(b)	73,090	2,185,391

		3,139,738
INSURANCE—0.93%
Aflac Inc.	955,206	29,697,352
American International Group Inc.	1,871,988	2,171,506
Arthur J. Gallagher & Co.	189,792	4,050,161
Axis Capital Holdings Ltd.	82,264	2,153,672
Brown & Brown Inc.	175,060	3,488,946
CIGNA Corp.	36,233	872,853
CNA Financial Corp.	25,241	390,478
Endurance Specialty Holdings Ltd.	34,064	998,075
Erie Indemnity Co. Class A	42,037	1,503,243
Fidelity National Financial Inc. Class A	70,360	951,971
Genworth Financial Inc. Class A	376,778	2,633,678
Hanover Insurance Group Inc. (The)	7,875	300,116

Lincoln National Corp.	161,571	2,780,637
Marsh & McLennan Companies Inc.	79,975	1,609,897
Odyssey Re Holdings Corp.	7,366	294,493
Principal Financial Group Inc.	634,779	11,959,236
Progressive Corp. (The)(a)	141,796	2,142,538
Prudential Financial Inc.	449,512	16,730,837
Reinsurance Group of America Inc.	11,531	402,547
Validus Holdings Ltd.	27,561	605,791
W.R. Berkley Corp.	89,971	1,931,677

		87,669,704
INTERNET—4.21%
Akamai Technologies Inc.(a)	353,071	6,771,902
Amazon.com Inc.(a)	671,672	56,192,080
eBay Inc.(a)	532,376	9,119,601
Equinix Inc.(a)(b)	77,545	5,640,623
Expedia Inc.(a)	341,287	5,156,847
F5 Networks Inc.(a)	160,512	5,552,110
Google Inc. Class A(a)	489,404	206,327,832
HLTH Corp.(a)(b)	211,521	2,770,925
IAC/InterActiveCorp.(a)	97,740	1,568,727
McAfee Inc.(a)	317,464	13,393,806
Netflix Inc.(a)	86,249	3,565,534
Priceline.com Inc.(a)(b)	85,110	9,494,020
Sohu.com Inc.(a)(b)	61,350	3,854,620
Symantec Corp.(a)	1,677,637	26,104,032
VeriSign Inc.(a)	393,957	7,280,325
WebMD Health Corp. Class A(a)(b)	17,810	532,875
Yahoo! Inc.(a)	2,269,448	35,539,556

		398,865,415
IRON & STEEL—0.03%
Cliffs Natural Resources Inc.	25,693	628,708
Schnitzer Steel Industries Inc. Class A	34,408	1,818,807

		2,447,515
LEISURE TIME—0.15%
Carnival Corp.	406,409	10,473,160
Royal Caribbean Cruises Ltd.	82,432	1,116,129
WMS Industries Inc.(a)	89,133	2,808,581

		14,397,870
LODGING—0.16%
Choice Hotels International Inc.(b)	16,323	434,355
Las Vegas Sands Corp.(a)(b)	462,650	3,636,429
Marriott International Inc. Class A	286,408	6,321,025
MGM MIRAGE(a)(b)	185,272	1,183,888
Starwood Hotels & Resorts Worldwide Inc.(b)	62,177	1,380,329
Wyndham Worldwide Corp.	160,655	1,947,139

		14,903,165
MACHINERY—0.63%
Bucyrus International Inc.	34,551	986,777
Caterpillar Inc.	614,879	20,315,602
Cummins Inc.	136,105	4,792,257
Deere & Co.	214,219	8,558,049
Flowserve Corp.	114,467	7,990,941
Graco Inc.	55,808	1,228,892
IDEX Corp.	97,295	2,390,538
Joy Global Inc.	183,189	6,543,511
Rockwell Automation Inc.	28,984	930,966
Wabtec Corp.	97,542	3,137,926
Zebra Technologies Corp. Class A(a)	112,832	2,669,605

		59,545,064

MANUFACTURING—2.11%
Brink’s Co. (The)	92,878	2,696,248
Carlisle Companies Inc.	33,827	813,201
Cooper Industries Ltd. Class A	83,693	2,598,668
Crane Co.	51,861	1,157,019
Danaher Corp.	328,550	20,284,677
Donaldson Co. Inc.	157,699	5,462,693
Dover Corp.	269,147	8,906,074
Harsco Corp.	119,785	3,389,916
Honeywell International Inc.	1,520,075	47,730,355
ITT Corp.	36,822	1,638,579
Leggett & Platt Inc.	199,105	3,032,369
Pall Corp.	240,462	6,386,671
Pentair Inc.	55,742	1,428,110
Roper Industries Inc.	158,765	7,193,642
Teleflex Inc.	34,472	1,545,380
3M Co.	1,419,022	85,283,222

		199,546,824
MEDIA—0.70%
Comcast Corp. Class A	440,616	6,384,526
CTC Media Inc.(a)	69,340	819,599
DIRECTV Group Inc. (The)(a)(b)	939,322	23,210,647
Discovery Communications Inc. Class C(a)	534,430	10,971,848
John Wiley & Sons Inc. Class A	84,429	2,807,264
McGraw-Hill Companies Inc. (The)	642,641	19,349,921
New York Times Co. (The) Class A	14,412	79,410
Scripps Networks Interactive Inc. Class A	106,614	2,967,068

		66,590,283
METAL FABRICATE & HARDWARE—0.25%
Precision Castparts Corp.	286,198	20,901,040
Valmont Industries Inc.	43,086	3,105,639

		24,006,679
MINING—0.88%
Alcoa Inc.(b)	921,856	9,522,772
Compass Minerals International Inc.	35,639	1,956,937
Freeport-McMoRan Copper & Gold Inc.	510,727	25,592,530
Newmont Mining Corp.	978,138	39,976,500
Royal Gold Inc.	21,203	884,165
Southern Copper Corp.	264,651	5,409,466

		83,342,370
OIL & GAS—2.91%
Atwood Oceanics Inc.(a)	97,686	2,433,358
CNX Gas Corp.(a)	49,980	1,312,975
Comstock Resources Inc.(a)	7,523	248,635
Continental Resources Inc.(a)	29,884	829,281
Diamond Offshore Drilling Inc.	140,871	11,699,337
ENSCO International Inc.	82,008	2,859,619
EQT Corp.	267,435	9,336,156
EXCO Resources Inc.(a)	250,771	3,239,961
Exxon Mobil Corp.	2,572,820	179,865,846
Forest Oil Corp.(a)	83,682	1,248,535
Frontier Oil Corp.	168,292	2,206,308
Helmerich & Payne Inc.	67,153	2,073,013
Holly Corp.	86,898	1,562,426
Mariner Energy Inc.(a)	163,807	1,924,732
Patterson-UTI Energy Inc.	45,448	584,461
Petrohawk Energy Corp.(a)	563,095	12,557,019

Plains Exploration & Production Co.(a)	132,784	3,632,970
Pride International Inc.(a)	165,658	4,151,389
Quicksilver Resources Inc.(a)(b)	244,574	2,272,092
Range Resources Corp.	47,029	1,947,471
Rowan Companies Inc.	40,669	785,725
Southwestern Energy Co.(a)	702,206	27,280,703
St. Mary Land & Exploration Co.	31,365	654,588
Tesoro Corp.	114,895	1,462,613

		276,169,213
OIL & GAS SERVICES—1.05%
Cameron International Corp.(a)	443,338	12,546,465
Dresser-Rand Group Inc.(a)	168,593	4,400,277
Exterran Holdings Inc.(a)	58,931	945,253
FMC Technologies Inc.(a)	253,667	9,532,806
Oceaneering International Inc.(a)	111,763	5,051,688
Schlumberger Ltd.	1,110,034	60,063,940
Smith International Inc.	266,668	6,866,701

		99,407,130
PACKAGING & CONTAINERS—0.28%
Ball Corp.	124,791	5,635,562
Crown Holdings Inc.(a)	326,824	7,889,531
Owens-Illinois Inc.(a)	280,207	7,848,598
Packaging Corp. of America	20,732	335,858
Pactiv Corp.(a)	220,708	4,789,364

		26,498,913
PHARMACEUTICALS—6.69%
Abbott Laboratories	3,158,290	148,565,962
Allergan Inc.	622,212	29,604,847
AmerisourceBergen Corp.	540,490	9,588,293
Amylin Pharmaceuticals Inc.(a)(b)	287,779	3,885,017
BioMarin Pharmaceutical Inc.(a)(b)	204,183	3,187,297
Bristol-Myers Squibb Co.	2,242,694	45,549,115
Cephalon Inc.(a)(b)	150,842	8,545,199
Dendreon Corp.(a)	235,728	5,857,841
Eli Lilly and Co.	1,085,178	37,590,566
Express Scripts Inc.(a)	506,434	34,817,338
Gilead Sciences Inc.(a)	1,852,285	86,761,029
Herbalife Ltd.	125,703	3,964,673
Hospira Inc.(a)	327,893	12,630,438
Mead Johnson Nutrition Co. Class A(a)	35,384	1,124,150
Medco Health Solutions Inc.(a)	985,788	44,961,791
Merck & Co. Inc.	784,183	21,925,757
Mylan Inc.(a)(b)	445,549	5,814,414
NBTY Inc.(a)	75,651	2,127,306
Omnicare Inc.	102,060	2,629,066
OSI Pharmaceuticals Inc.(a)	118,363	3,341,387
Perrigo Co.	162,686	4,519,417
Schering-Plough Corp.	2,818,366	70,797,354
Sepracor Inc.(a)	223,232	3,866,378
United Therapeutics Corp.(a)	47,598	3,966,341
Valeant Pharmaceuticals International(a)	138,972	3,574,360
VCA Antech Inc.(a)(b)	173,031	4,619,928
Warner Chilcott Ltd. Class A(a)	170,880	2,247,072
Wyeth	610,414	27,706,691

		633,769,027
PIPELINES—0.04%
El Paso Corp.	397,999	3,673,531

		3,673,531

REAL ESTATE—0.10%
CB Richard Ellis Group Inc. Class A(a)	446,940	4,183,358
St. Joe Co. (The)(a)(b)	188,925	5,004,623

		9,187,981
REAL ESTATE INVESTMENT TRUSTS—0.51%
Alexandria Real Estate Equities Inc.	17,148	613,727
CapitalSource Inc.	75,576	368,811
Digital Realty Trust Inc.(b)	155,474	5,573,743
Federal Realty Investment Trust	15,703	809,019
HCP Inc.	218,099	4,621,518
Health Care REIT Inc.	114,163	3,892,958
Nationwide Health Properties Inc.	158,114	4,069,854
Public Storage	274,639	17,983,362
Simon Property Group Inc.	206,290	10,609,495

		48,542,487
RETAIL—9.59%
Abercrombie & Fitch Co. Class A	89,216	2,265,194
Advance Auto Parts Inc.	194,573	8,072,834
Aeropostale Inc.(a)	137,721	4,719,699
American Eagle Outfitters Inc.	348,465	4,937,749
AutoNation Inc.(a)	14,288	247,897
AutoZone Inc.(a)(b)	65,571	9,908,434
Barnes & Noble Inc.	15,787	325,686
Bed Bath & Beyond Inc.(a)(b)	533,017	16,390,273
Best Buy Co. Inc.	688,162	23,046,545
Big Lots Inc.(a)	18,730	393,892
BJ’s Wholesale Club Inc.(a)	19,490	628,163
Brinker International Inc.	208,556	3,551,709
Burger King Holdings Inc.	217,112	3,749,524
CarMax Inc.(a)	319,869	4,702,074
Chico’s FAS Inc.(a)	339,611	3,304,415
Chipotle Mexican Grill Inc. Class A(a)(b)	65,443	5,235,440
Copart Inc.(a)(b)	136,376	4,728,156
Costco Wholesale Corp.	886,938	40,533,067
CVS Caremark Corp.	907,460	28,920,750
Darden Restaurants Inc.	280,160	9,239,677
Dick’s Sporting Goods Inc.(a)	175,394	3,016,777
Dollar Tree Inc.(a)	183,656	7,731,918
Family Dollar Stores Inc.	286,512	8,108,290
Foot Locker Inc.	140,399	1,469,978
GameStop Corp. Class A(a)	295,719	6,508,775
Gap Inc. (The)	870,855	14,282,022
Home Depot Inc. (The)	232,150	5,485,705
Kohl’s Corp.(a)(b)	583,442	24,942,146
Limited Brands Inc.	364,465	4,362,646
Lowe’s Companies Inc.	948,751	18,415,257
McDonald’s Corp.	2,254,576	129,615,574
MSC Industrial Direct Co. Inc. Class A	88,061	3,124,404
Nordstrom Inc.(b)	337,117	6,705,257
Office Depot Inc.(a)	101,630	463,433
O’Reilly Automotive Inc.(a)(b)	277,169	10,554,596
Panera Bread Co. Class A(a)(b)	56,160	2,800,138
Penske Automotive Group Inc.	27,877	463,873
PetSmart Inc.	257,451	5,524,898
RadioShack Corp.	33,327	465,245
Ross Stores Inc.	259,038	9,998,867
Staples Inc.	1,464,185	29,532,611
Starbucks Corp.(a)	1,503,742	20,886,976
Target Corp.	1,536,747	60,655,404
Tiffany & Co.(b)	231,985	5,883,140
Tim Hortons Inc.	369,779	9,074,377

TJX Companies Inc. (The)	844,510	26,568,285
Urban Outfitters Inc.(a)	262,256	5,473,283
Walgreen Co.	2,026,602	59,582,099
Wal-Mart Stores Inc.	4,517,946	218,849,304
Wendy’s/Arby’s Group Inc. Class A	299,153	1,196,612
Williams-Sonoma Inc.	77,442	919,237
Yum! Brands Inc.	943,239	31,447,588

		909,009,893
SAVINGS & LOANS—0.09%
Capitol Federal Financial	40,816	1,564,477
Hudson City Bancorp Inc.	530,383	7,048,790
TFS Financial Corp.	19,431	206,357

		8,819,624
SEMICONDUCTORS—3.61%
Advanced Micro Devices Inc.(a)	600,886	2,325,429
Altera Corp.	599,509	9,760,007
Analog Devices Inc.	595,107	14,746,751
Broadcom Corp. Class A(a)	1,004,035	24,890,028
Cree Inc.(a)	181,677	5,339,487
Cypress Semiconductor Corp.(a)(b)	271,774	2,500,321
Integrated Device Technology Inc.(a)	71,952	434,590
Intel Corp.	7,042,223	116,548,791
International Rectifier Corp.(a)	64,955	961,984
Intersil Corp. Class A	123,950	1,558,052
Lam Research Corp.(a)	258,207	6,713,382
Linear Technology Corp.	456,309	10,654,815
Marvell Technology Group Ltd.(a)	947,172	11,025,082
Maxim Integrated Products Inc.	522,481	8,197,727
MEMC Electronic Materials Inc.(a)	456,597	8,131,993
Microchip Technology Inc.	340,823	7,685,559
Micron Technology Inc.(a)	304,112	1,538,807
National Semiconductor Corp.	469,062	5,886,728
Novellus Systems Inc.(a)	120,599	2,014,003
NVIDIA Corp.(a)(b)	1,116,018	12,599,844
ON Semiconductor Corp.(a)	858,691	5,890,620
QLogic Corp.(a)	242,658	3,076,903
Rambus Inc.(a)	213,335	3,304,559
Silicon Laboratories Inc.(a)(b)	91,338	3,465,364
Teradyne Inc.(a)	353,417	2,424,441
Texas Instruments Inc.	2,602,570	55,434,741
Varian Semiconductor Equipment Associates Inc.(a)	149,382	3,583,674
Xilinx Inc.	560,058	11,458,787

		342,152,469
SOFTWARE—8.84%
Activision Blizzard Inc.(a)	664,221	8,389,111
Adobe Systems Inc.(a)	1,070,238	30,287,735
Allscripts-Misys Healthcare Solutions Inc.	127,504	2,022,213
ANSYS Inc.(a)	179,032	5,578,637
Autodesk Inc.(a)	315,662	5,991,265
Automatic Data Processing Inc.	1,025,100	36,329,544
BMC Software Inc.(a)	377,846	12,767,416
Broadridge Financial Solutions Inc.	178,025	2,951,655
CA Inc.	619,513	10,798,112
Cerner Corp.(a)(b)	137,073	8,538,277
Citrix Systems Inc.(a)	369,757	11,791,551
Dun & Bradstreet Corp. (The)	108,635	8,822,248
Electronic Arts Inc.(a)(b)	662,261	14,384,309
Fidelity National Information Services Inc.	146,839	2,930,906
Fiserv Inc.(a)	317,930	14,529,401

Global Payments Inc.	164,229	6,152,018
IMS Health Inc.	84,137	1,068,540
Intuit Inc.(a)	660,138	18,589,486
MasterCard Inc. Class A	173,944	29,102,571
Metavante Technologies Inc.(a)	182,965	4,731,475
Microsoft Corp.	15,750,549	374,390,550
MSCI Inc. Class A(a)	204,472	4,997,296
Novell Inc.(a)	323,696	1,466,343
Nuance Communications Inc.(a)	403,441	4,877,602
Oracle Corp.	7,811,198	167,315,861
Paychex Inc.	657,658	16,572,982
Red Hat Inc.(a)	386,036	7,770,905
Salesforce.com Inc.(a)	221,283	8,446,372
SEI Investments Co.	247,328	4,461,797
Sybase Inc.(a)	169,858	5,323,350
Total System Services Inc.	238,506	3,193,595
VMware Inc. Class A(a)(b)	104,846	2,859,150

		837,432,273
TELECOMMUNICATIONS—5.39%
Amdocs Ltd.(a)	56,164	1,204,718
American Tower Corp. Class A(a)	812,666	25,623,359
Ciena Corp.(a)	20,199	209,060
Cisco Systems Inc.(a)	11,787,268	219,714,676
Corning Inc.	2,711,911	43,553,291
Crown Castle International Corp.(a)	213,284	5,123,082
Frontier Communications Corp.	277,343	1,980,229
Harris Corp.	211,848	6,008,009
JDS Uniphase Corp.(a)	225,729	1,291,170
Juniper Networks Inc.(a)(b)	1,069,044	25,229,438
Leap Wireless International Inc.(a)	92,455	3,044,543
MetroPCS Communications Inc.(a)	517,469	6,887,512
Motorola Inc.	299,456	1,985,393
NeuStar Inc. Class A(a)	147,591	3,270,617
NII Holdings Inc.(a)	17,955	342,402
QUALCOMM Inc.	3,382,200	152,875,440
SBA Communications Corp. Class A(a)	237,809	5,835,833
tw telecom inc.(a)	304,981	3,132,155
Windstream Corp.	414,146	3,462,261

		510,773,188
TEXTILES—0.01%
Cintas Corp.	48,554	1,108,973

		1,108,973
TOYS, GAMES & HOBBIES—0.17%
Hasbro Inc.	152,338	3,692,673
Marvel Entertainment Inc.(a)	99,659	3,546,864
Mattel Inc.	568,438	9,123,430

		16,362,967
TRANSPORTATION—1.59%
C.H. Robinson Worldwide Inc.	346,245	18,056,677
Con-way Inc.	31,253	1,103,543
Expeditors International Washington Inc.	433,882	14,465,626
J.B. Hunt Transport Services Inc.	178,500	5,449,605
Kansas City Southern Industries Inc.(a)(b)	85,154	1,371,831
Kirby Corp.(a)	22,639	719,694
Landstar System Inc.	104,842	3,764,876
Norfolk Southern Corp.	97,510	3,673,202
Teekay Corp.	37,591	790,539
Union Pacific Corp.	547,040	28,478,902
United Parcel Service Inc. Class B	1,413,226	70,647,168

UTi Worldwide Inc.(a)	188,497	2,148,866

		150,670,529
TRUCKING & LEASING—0.01%
GATX Corp.	41,478	1,066,814

		1,066,814
WATER—0.00%
American Water Works Co. Inc.	16,922	323,379

		323,379

TOTAL COMMON STOCKS
(Cost: $11,510,921,445)		9,449,961,804

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.57%

MONEY MARKET FUNDS—3.57%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40%(c)(d)(e)	269,410,055	269,410,055
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32%(c)(d)(e)	46,994,226	46,994,226
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%(c)(d)	22,455,093	22,455,093

		338,859,374

TOTAL SHORT-TERM INVESTMENTS
(Cost: $338,859,374)		338,859,374

TOTAL INVESTMENTS IN SECURITIES—103.27%
(Cost: $11,849,780,819)		9,788,821,178
Other Assets, Less Liabilities—(3.27)%		(310,095,556)

NET ASSETS—100.00%		$9,478,725,622

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

June 30, 2009

Security	Shares	Value

COMMON STOCKS—99.58%

ADVERTISING—0.08%
Clear Channel Outdoor Holdings Inc. Class A(a)	63,390	$335,967
Interpublic Group of Companies Inc. (The)(a)(b)	758,843	3,832,157
Lamar Advertising Co. Class A(a)	90,232	1,377,843

		5,545,967
AEROSPACE & DEFENSE—1.71%
BE Aerospace Inc.(a)	76,635	1,100,479
Boeing Co. (The)	1,060,685	45,079,112
General Dynamics Corp.	497,010	27,529,384
L-3 Communications Holdings Inc.	185,056	12,839,185
Northrop Grumman Corp.	452,540	20,672,027
Raytheon Co.	143,968	6,396,498
Spirit AeroSystems Holdings Inc. Class A(a)	113,048	1,553,280
United Technologies Corp.	108,954	5,661,250

		120,831,215
AGRICULTURE—0.51%
Archer-Daniels-Midland Co.	447,667	11,984,046
Bunge Ltd.	193,816	11,677,414
Lorillard Inc.	31,249	2,117,745
Reynolds American Inc.	267,927	10,347,341

		36,126,546
AIRLINES—0.08%
Southwest Airlines Co.	809,574	5,448,433

		5,448,433
APPAREL—0.10%
Phillips-Van Heusen Corp.	28,713	823,776
Polo Ralph Lauren Corp.	4,970	266,094
VF Corp.	108,930	6,029,275

		7,119,145
AUTO MANUFACTURERS—0.47%
Ford Motor Co.(a)(b)	4,963,593	30,129,010
Oshkosh Corp.	117,875	1,713,902
PACCAR Inc.	43,100	1,401,181

		33,244,093
AUTO PARTS & EQUIPMENT—0.21%
Autoliv Inc.	135,146	3,888,150
BorgWarner Inc.	13,327	455,117
Federal Mogul Corp. Class A(a)	23,077	218,078
Johnson Controls Inc.	424,764	9,225,874
TRW Automotive Holdings Corp.(a)	59,619	673,695
WABCO Holdings Inc.	11,288	199,798

		14,660,712

BANKS—8.08%
Associated Banc-Corp.	203,096	2,538,700
BancorpSouth Inc.	132,358	2,717,310
Bank of America Corp.	12,165,055	160,578,726
Bank of Hawaii Corp.	75,942	2,721,002
Bank of New York Mellon Corp. (The)	1,512,303	44,325,601
BB&T Corp.(b)	1,027,514	22,584,758
BOK Financial Corp.	21,284	801,768
City National Corp.(b)	68,418	2,519,835
Comerica Inc.	240,036	5,076,761
Commerce Bancshares Inc.	62,774	1,998,097
Cullen/Frost Bankers Inc.	82,134	3,788,020
Discover Financial Services	764,974	7,856,283
Fifth Third Bancorp	915,626	6,500,945
First Citizens BancShares Inc. Class A	9,581	1,280,501
First Horizon National Corp.(a)	341,398	4,096,776
Fulton Financial Corp.	285,411	1,486,991
Huntington Bancshares Inc.	689,815	2,883,427
KeyCorp	818,259	4,287,677
M&T Bank Corp.(b)	114,015	5,806,784
Marshall & Ilsley Corp.	437,124	2,098,195
PNC Financial Services Group Inc. (The)	732,745	28,437,833
Popular Inc.(b)	461,528	1,015,362
Regions Financial Corp.	1,834,640	7,411,946
State Street Corp.	366,279	17,288,369
SunTrust Banks Inc.	541,162	8,902,115
Synovus Financial Corp.	414,052	1,238,015
TCF Financial Corp.	208,120	2,782,564
U.S. Bancorp	3,018,547	54,092,362
Valley National Bancorp(b)	225,226	2,635,144
Wells Fargo & Co.	6,441,286	156,265,598
Whitney Holding Corp.	112,184	1,027,605
Wilmington Trust Corp.	110,440	1,508,610
Zions Bancorporation(b)	183,135	2,117,041

		570,670,721
BEVERAGES—0.91%
Brown-Forman Corp. Class B	24,192	1,039,772
Coca-Cola Co. (The)	788,565	37,843,234
Coca-Cola Enterprises Inc.	73,576	1,225,040
Constellation Brands Inc. Class A(a)	302,233	3,832,314
Dr Pepper Snapple Group Inc.(a)	403,230	8,544,444
Molson Coors Brewing Co. Class B	192,556	8,150,895
Pepsi Bottling Group Inc.	44,699	1,512,614
PepsiAmericas Inc.	89,958	2,411,774

		64,560,087
BIOTECHNOLOGY—0.03%
Charles River Laboratories International Inc.(a)	35,169	1,186,954
Life Technologies Corp.(a)	31,626	1,319,437

		2,506,391
BUILDING MATERIALS—0.12%
Armstrong World Industries Inc.(a)	18,207	300,233
Martin Marietta Materials Inc.	43,493	3,430,728
Masco Corp.	301,903	2,892,231
Owens Corning Inc.(a)	76,131	972,954
USG Corp.(a)(b)	64,706	651,589

		8,247,735
CHEMICALS—1.54%
Air Products and Chemicals Inc.	218,225	14,095,153
Airgas Inc.	129,053	5,230,518

Albemarle Corp.	136,615	3,493,246
Ashland Inc.	108,959	3,056,300
Cabot Corp.	106,132	1,335,141
CF Industries Holdings Inc.	13,077	969,529
Cytec Industries Inc.	74,970	1,395,941
Dow Chemical Co. (The)	1,767,268	28,523,706
E.I. du Pont de Nemours and Co.	960,178	24,599,760
Eastman Chemical Co.	115,386	4,373,129
FMC Corp.	17,198	813,465
Huntsman Corp.	256,586	1,290,628
International Flavors & Fragrances Inc.	6,833	223,576
Intrepid Potash Inc.(a)(b)	4,577	128,522
Lubrizol Corp.	13,602	643,511
PPG Industries Inc.	261,172	11,465,451
RPM International Inc.	96,486	1,354,663
Sherwin-Williams Co. (The)	22,739	1,222,221
Terra Industries Inc.	50,041	1,211,993
Valhi Inc.	5,976	44,402
Valspar Corp. (The)	159,250	3,587,902

		109,058,757
COAL—0.06%
Arch Coal Inc.	229,019	3,520,022
Massey Energy Co.	26,883	525,294

		4,045,316
COMMERCIAL SERVICES—0.57%
Career Education Corp.(a)(b)	8,954	222,865
Convergys Corp.(a)	135,279	1,255,389
Corrections Corp. of America(a)	161,774	2,748,540
Equifax Inc.	43,709	1,140,805
Hertz Global Holdings Inc.(a)(b)	296,878	2,372,055
Hillenbrand Inc.	60,168	1,001,196
Interactive Data Corp.	30,563	707,228
Manpower Inc.	124,307	5,263,158
McKesson Corp.	219,751	9,669,044
Monster Worldwide Inc.(a)	82,633	975,896
Quanta Services Inc.(a)	313,785	7,257,847
R.R. Donnelley & Sons Co.	241,849	2,810,285
SAIC Inc.(a)	85,825	1,592,054
Service Corp. International	398,599	2,184,323
Weight Watchers International Inc.	47,705	1,229,358

		40,430,043
COMPUTERS—1.53%
Affiliated Computer Services Inc. Class A(a)	57,069	2,535,005
Brocade Communications Systems Inc.(a)	398,308	3,114,769
Computer Sciences Corp.(a)	240,643	10,660,485
Diebold Inc.	13,049	343,972
DST Systems Inc.(a)	7,336	271,065
EMC Corp.(a)	2,870,423	37,602,541
Hewlett-Packard Co.	860,451	33,256,431
Lexmark International Inc. Class A(a)	124,022	1,965,749
SanDisk Corp.(a)	186,654	2,741,947
Seagate Technology	77,280	808,349
Sun Microsystems Inc.(a)	1,188,234	10,955,518
Synopsys Inc.(a)	85,386	1,665,881
Teradata Corp.(a)	50,748	1,189,026
Western Digital Corp.(a)	34,838	923,207

		108,033,945
COSMETICS & PERSONAL CARE—1.16%
Alberto-Culver Co.	20,157	512,593
Procter & Gamble Co. (The)	1,598,788	81,698,067

		82,210,660

DISTRIBUTION & WHOLESALE—0.26%
Central European Distribution Corp.(a)	70,033	1,860,777
Genuine Parts Co.	253,264	8,499,540
Ingram Micro Inc. Class A(a)	257,130	4,499,775
Tech Data Corp.(a)	79,612	2,604,109
WESCO International Inc.(a)	31,594	791,114

		18,255,315
DIVERSIFIED FINANCIAL SERVICES—7.38%
American Express Co.	1,319,895	30,674,360
AmeriCredit Corp.(a)(b)	99,410	1,347,005
Ameriprise Financial Inc.	320,595	7,780,841
BlackRock Inc.	21,126	3,705,923
Capital One Financial Corp.	515,105	11,270,497
CIT Group Inc.	558,423	1,200,609
Citigroup Inc.(b)	8,756,484	26,006,757
CME Group Inc.	99,533	30,965,712
Federated Investors Inc. Class B	9,170	220,905
Franklin Resources Inc.	131,541	9,472,267
Goldman Sachs Group Inc. (The)	750,643	110,674,804
Interactive Brokers Group Inc. Class A(a)	64,146	996,187
Invesco Ltd.	608,651	10,846,161
Investment Technology Group Inc.(a)	62,921	1,282,959
Janus Capital Group Inc.	33,075	377,055
Jefferies Group Inc.(a)(b)	44,771	954,965
JPMorgan Chase & Co.	5,975,402	203,820,962
Legg Mason Inc.	223,656	5,452,733
Morgan Stanley	1,554,612	44,321,988
NASDAQ OMX Group Inc. (The)(a)	119,347	2,543,285
NYSE Euronext Inc.	306,648	8,356,158
Raymond James Financial Inc.(b)	158,453	2,726,976
SLM Corp.(a)	580,839	5,965,217
Student Loan Corp. (The)	6,276	233,467

		521,197,793
ELECTRIC—6.79%
AES Corp. (The)(a)	204,945	2,379,411
Allegheny Energy Inc.	104,462	2,679,450
Alliant Energy Corp.	175,737	4,592,008
Ameren Corp.	339,217	8,443,111
American Electric Power Co. Inc.	757,282	21,877,877
Calpine Corp.(a)	243,676	2,716,987
CenterPoint Energy Inc.	88,755	983,405
CMS Energy Corp.(b)	360,297	4,352,388
Consolidated Edison Inc.(b)	435,856	16,309,732
Constellation Energy Group Inc.	44,957	1,194,957
Dominion Resources Inc.	937,088	31,317,481
DPL Inc.(b)	160,803	3,725,806
DTE Energy Co.	260,299	8,329,568
Duke Energy Corp.	2,044,445	29,828,453
Dynegy Inc. Class A(a)	813,769	1,847,256
Edison International	517,516	16,281,053
Entergy Corp.	311,418	24,141,123
Exelon Corp.	956,802	48,997,830
FirstEnergy Corp.	484,197	18,762,634
FPL Group Inc.	567,022	32,240,871
Great Plains Energy Inc.	214,510	3,335,630
Hawaiian Electric Industries Inc.	148,606	2,832,430
Integrys Energy Group Inc.	94,686	2,839,633
MDU Resources Group Inc.	292,203	5,543,091

Mirant Corp.(a)	228,682	3,599,455
Northeast Utilities	278,171	6,205,995
NRG Energy Inc.(a)	421,130	10,932,535
NSTAR	169,653	5,447,558
NV Energy Inc.	213,334	2,301,874
OGE Energy Corp.	152,141	4,308,633
Pepco Holdings Inc.	349,428	4,696,312
PG&E Corp.	585,105	22,491,436
Pinnacle West Capital Corp.	160,559	4,840,854
Progress Energy Inc.	443,223	16,767,126
Public Service Enterprise Group Inc.	803,537	26,219,412
RRI Energy Inc.(a)	570,514	2,858,275
SCANA Corp.	193,959	6,297,849
Southern Co.	1,245,318	38,804,109
TECO Energy Inc.	338,132	4,033,915
Westar Energy Inc.	172,317	3,234,390
Wisconsin Energy Corp.	185,707	7,560,132
Xcel Energy Inc.	723,773	13,324,661

		479,476,706
ELECTRICAL COMPONENTS & EQUIPMENT—0.13%
Energizer Holdings Inc.(a)	17,726	926,006
General Cable Corp.(a)	82,342	3,094,412
Hubbell Inc. Class B	78,927	2,530,400
Molex Inc.	190,837	2,967,515

		9,518,333
ELECTRONICS—0.55%
Arrow Electronics Inc.(a)	111,121	2,360,210
Avnet Inc.(a)	159,299	3,350,058
AVX Corp.	60,674	602,493
Garmin Ltd.	32,122	765,146
Itron Inc.(a)	4,297	236,636
Jabil Circuit Inc.	149,660	1,110,477
PerkinElmer Inc.	144,675	2,517,345
Thermo Fisher Scientific Inc.(a)	610,498	24,890,003
Thomas & Betts Corp.(a)	57,301	1,653,707
Vishay Intertechnology Inc.(a)	233,218	1,583,550

		39,069,625
ENERGY - ALTERNATE SOURCES—0.05%
Covanta Holding Corp.(a)	204,549	3,469,151

		3,469,151
ENGINEERING & CONSTRUCTION—0.16%
KBR Inc.	254,596	4,694,750
Shaw Group Inc. (The)(a)	24,621	674,862
URS Corp.(a)	116,316	5,759,968

		11,129,580
ENTERTAINMENT—0.16%
DreamWorks Animation SKG Inc. Class A(a)	114,780	3,166,780
International Game Technology	78,727	1,251,759
International Speedway Corp. Class A	47,738	1,222,570
Macrovision Solutions Corp.(a)	49,244	1,074,012
Penn National Gaming Inc.(a)	105,893	3,082,545
Regal Entertainment Group Class A	61,490	817,202
Warner Music Group Corp.(a)	68,649	401,597

		11,016,465
ENVIRONMENTAL CONTROL—0.16%
Republic Services Inc.	349,089	8,521,263
Waste Connections Inc.(a)	33,622	871,146
Waste Management Inc.	80,494	2,266,711

		11,659,120

FOOD—2.32%
Campbell Soup Co.	100,368	2,952,827
ConAgra Foods Inc.	710,377	13,539,786
Corn Products International Inc.	118,463	3,173,624
Del Monte Foods Co.	314,091	2,946,174
Flowers Foods Inc.	20,860	455,582
General Mills Inc.	307,260	17,212,705
H.J. Heinz Co.	94,952	3,389,786
Hershey Co. (The)	102,005	3,672,180
Hormel Foods Corp.	99,846	3,448,681
J.M. Smucker Co. (The)	188,004	9,148,275
Kraft Foods Inc. Class A	2,342,420	59,356,923
Kroger Co. (The)	162,685	3,587,204
Ralcorp Holdings Inc.(a)	89,768	5,468,667
Safeway Inc.	676,494	13,780,183
Sara Lee Corp.	830,912	8,109,701
Smithfield Foods Inc.(a)	178,467	2,493,184
SUPERVALU Inc.	364,917	4,725,675
Tyson Foods Inc. Class A	478,770	6,037,290
Whole Foods Market Inc.	27,693	525,613

		164,024,060
FOREST PRODUCTS & PAPER—0.49%
International Paper Co.	686,513	10,386,942
MeadWestvaco Corp.	271,771	4,459,762
Plum Creek Timber Co. Inc.	166,280	4,951,818
Rayonier Inc.	68,633	2,494,810
Temple-Inland Inc.	174,711	2,292,208
Weyerhaeuser Co.	335,717	10,215,868

		34,801,408
GAS—0.67%
AGL Resources Inc.	122,579	3,898,012
Atmos Energy Corp.	146,147	3,659,521
Energen Corp.	113,762	4,539,104
NiSource Inc.	436,158	5,085,602
Sempra Energy	388,029	19,257,879
Southern Union Co.	176,743	3,250,304
UGI Corp.	171,971	4,383,541
Vectren Corp.	128,726	3,016,050

		47,090,013
HAND & MACHINE TOOLS—0.19%
Black & Decker Corp. (The)	95,499	2,737,001
Kennametal Inc.	115,948	2,223,883
Lincoln Electric Holdings Inc.	67,381	2,428,411
Snap-On Inc.	66,431	1,909,227
Stanley Works (The)	125,605	4,250,473

		13,548,995
HEALTH CARE - PRODUCTS—1.39%
Boston Scientific Corp.(a)	1,540,943	15,625,162
Cooper Companies Inc. (The)	74,002	1,830,069
Hill-Rom Holdings Inc.(b)	59,644	967,426
Hologic Inc.(a)	367,179	5,224,957
Inverness Medical Innovations Inc.(a)	66,022	2,349,063
Johnson & Johnson	990,594	56,265,739
Kinetic Concepts Inc.(a)	62,940	1,715,115
Zimmer Holdings Inc.(a)	341,532	14,549,263

		98,526,794

HEALTH CARE - SERVICES—1.70%
Aetna Inc.	557,026	13,953,501
Brookdale Senior Living Inc.	67,821	660,577
Community Health Systems Inc.(a)	73,150	1,847,037
Coventry Health Care Inc.(a)	169,282	3,167,266
Health Net Inc.(a)	164,963	2,565,175
Humana Inc.(a)	170,375	5,496,297
LifePoint Hospitals Inc.(a)	89,087	2,338,534
Lincare Holdings Inc.(a)	20,617	484,912
MEDNAX Inc.(a)	49,096	2,068,414
Tenet Healthcare Corp.(a)	244,704	690,065
UnitedHealth Group Inc.	1,892,424	47,272,752
Universal Health Services Inc. Class B	67,381	3,291,562
WellPoint Inc.(a)	716,698	36,472,761

		120,308,853
HOLDING COMPANIES - DIVERSIFIED—0.06%
Leucadia National Corp.(a)	189,136	3,988,878

		3,988,878
HOME BUILDERS—0.30%
Centex Corp.	197,725	1,672,753
D.R. Horton Inc.(b)	440,497	4,123,052
KB Home	112,320	1,536,538
Lennar Corp. Class A	215,837	2,091,461
M.D.C. Holdings Inc.	36,654	1,103,652
NVR Inc.(a)	7,579	3,807,614
Pulte Homes Inc.(b)	282,676	2,496,029
Thor Industries Inc.	27,052	496,945
Toll Brothers Inc.(a)(b)	215,298	3,653,607

		20,981,651
HOME FURNISHINGS—0.08%
Harman International Industries Inc.	41,173	774,052
Whirlpool Corp.(b)	117,267	4,990,884

		5,764,936
HOUSEHOLD PRODUCTS & WARES—0.29%
Avery Dennison Corp.	145,585	3,738,623
Clorox Co. (The)	24,960	1,393,517
Fortune Brands Inc.	238,574	8,288,061
Jarden Corp.(a)(b)	139,259	2,611,106
Kimberly-Clark Corp.	85,527	4,484,181

		20,515,488
HOUSEWARES—0.05%
Newell Rubbermaid Inc.	369,507	3,846,568

		3,846,568
INSURANCE—4.61%
Alleghany Corp.(a)	8,236	2,231,956
Allied World Assurance Holdings Ltd.	78,664	3,211,851
Allstate Corp. (The)	851,954	20,787,678
American Financial Group Inc.	136,342	2,942,260
American International Group Inc.(b)	2,386,114	2,767,892
American National Insurance Co.	26,037	1,967,876
Aon Corp.	439,671	16,650,341
Arch Capital Group Ltd.(a)	83,011	4,862,784
Arthur J. Gallagher & Co.	11,622	248,013
Aspen Insurance Holdings Ltd.	131,466	2,936,950
Assurant Inc.	187,037	4,505,721
Axis Capital Holdings Ltd.	162,176	4,245,768

Brown & Brown Inc.	49,088	978,324
Chubb Corp.	559,292	22,304,565
CIGNA Corp.	406,018	9,780,974
Cincinnati Financial Corp.	229,808	5,136,209
CAN Financial Corp.(b)	22,989	355,640
Endurance Specialty Holdings Ltd.	51,987	1,523,219
Erie Indemnity Co. Class A	14,156	506,219
Everest Re Group Ltd.	97,752	6,996,111
Fidelity National Financial Inc. Class A	318,160	4,304,705
First American Corp.	148,078	3,836,701
Genworth Financial Inc. Class A	394,965	2,760,805
Hanover Insurance Group Inc. (The)	75,046	2,860,003
Hartford Financial Services Group Inc. (The)	521,894	6,194,882
HCC Insurance Holdings Inc.	178,217	4,278,990
Lincoln National Corp.	281,075	4,837,301
Loews Corp.	521,249	14,282,223
Markel Corp.(a)	15,590	4,391,703
Marsh & McLennan Companies Inc.	767,745	15,454,707
MBIA Inc.(a)(b)	209,304	906,286
Mercury General Corp.	43,890	1,467,243
MetLife Inc.	916,401	27,501,194
Odyssey Re Holdings Corp.	21,070	842,379
Old Republic International Corp.	387,654	3,818,392
OneBeacon Insurance Group Ltd.	39,488	461,615
PartnerRe Ltd.	90,362	5,869,012
Progressive Corp. (The)(a)	971,381	14,677,567
Protective Life Corp.	114,895	1,314,399
Prudential Financial Inc.	323,842	12,053,399
Reinsurance Group of America Inc.	106,561	3,720,045
RenaissanceRe Holdings Ltd.	98,993	4,607,134
StanCorp Financial Group Inc.	80,407	2,306,073
Torchmark Corp.	131,417	4,867,686
Transatlantic Holdings Inc.	43,195	1,871,639
Travelers Companies Inc. (The)	931,848	38,243,042
Unitrin Inc.	67,805	815,016
Unum Group	526,193	8,345,421
Validus Holdings Ltd.	41,502	912,214
W.R. Berkley Corp.	143,441	3,079,678
Wesco Financial Corp.	2,363	687,633
White Mountains Insurance Group Ltd.	12,338	2,824,292
XL Capital Ltd. Class A	547,375	6,272,917

		325,606,647
INTERNET—0.45%
eBay Inc.(a)	1,361,800	23,327,634
Expedia Inc.(a)	26,244	396,547
IAC/InterActiveCorp.(a)	97,227	1,560,493
Liberty Media Corp. - Liberty Interactive Group Series A(a)	946,884	4,743,889
Yahoo! Inc.(a)	122,278	1,914,873

		31,943,436
IRON & STEEL—0.76%
AK Steel Holding Corp.	173,285	3,325,339
Allegheny Technologies Inc.	155,541	5,433,047
Carpenter Technology Corp.	68,924	1,434,308
Cliffs Natural Resources Inc.	187,853	4,596,763
Nucor Corp.	499,043	22,172,480
Reliance Steel & Aluminum Co.	99,946	3,836,927
Schnitzer Steel Industries Inc. Class A	7,161	378,530
Steel Dynamics Inc.	289,031	4,257,427
United States Steel Corp.	227,488	8,130,421

		53,565,242

LEISURE TIME—0.25%
Carnival Corp.	379,976	9,791,982
Harley-Davidson Inc.	372,077	6,031,368
Royal Caribbean Cruises Ltd.(b)	143,583	1,944,114

		17,767,464
LODGING—0.29%
Boyd Gaming Corp.(a)(b)	91,396	776,866
Choice Hotels International Inc.(b)	32,753	871,557
Las Vegas Sands Corp.(a)	114,840	902,642
Marriott International Inc. Class A	249,778	5,512,600
MGM MIRAGE(a)	166,222	1,062,159
Starwood Hotels & Resorts Worldwide Inc.	247,924	5,503,913
Wyndham Worldwide Corp.	157,836	1,912,972
Wynn Resorts Ltd.(a)	106,190	3,748,507

		20,291,216
MACHINERY—0.93%
AGCO Corp.(a)	146,640	4,262,825
Bucyrus International Inc.	92,307	2,636,288
Caterpillar Inc.	477,751	15,784,893
Cummins Inc.	214,623	7,556,876
Deere & Co.	504,743	20,164,483
Gardner Denver Inc.(a)	82,471	2,075,795
Graco Inc.	51,499	1,134,008
IDEX Corp.	52,331	1,285,773
Joy Global Inc.	19,820	707,970
Manitowoc Co. Inc. (The)	206,061	1,083,881
Rockwell Automation Inc.	202,581	6,506,902
Terex Corp.(a)	166,993	2,015,606
Zebra Technologies Corp. Class A(a)	10,304	243,793

		65,459,093
MANUFACTURING—4.26%
AptarGroup Inc.	107,430	3,627,911
Carlisle Companies Inc.	70,926	1,705,061
Cooper Industries Ltd. Class A	199,208	6,185,408
Crane Co.	38,039	848,650
Danaher Corp.	155,101	9,575,936
Dover Corp.	86,112	2,849,446
Eaton Corp.	262,918	11,728,772
General Electric Co.	16,832,775	197,280,123
Harsco Corp.	34,244	969,105
Illinois Tool Works Inc.	713,006	26,623,644
ITT Corp.	260,344	11,585,308
Leggett & Platt Inc.	94,117	1,433,402
Parker Hannifin Corp.	254,824	10,947,239
Pentair Inc.	112,710	2,887,630
Roper Industries Inc.	20,298	919,702
SPX Corp.	77,721	3,805,997
Teleflex Inc.	36,305	1,627,553
Textron Inc.	458,848	4,432,472
Trinity Industries Inc.	124,836	1,700,266

		300,733,625
MEDIA—4.36%
Cablevision Systems Corp. Class A	372,308	7,226,498
CBS Corp. Class B	964,880	6,676,970
Central European Media Enterprises Ltd. Class A(a)	54,271	1,068,596
Comcast Corp. Class A	4,228,972	61,277,804
Discovery Communications Inc. Class C(a)	31,270	641,973

Dish Network Corp. Class A(a)	318,963	5,170,390
Gannett Co. Inc.	377,764	1,348,617
Liberty Global Inc. Series A(a)	422,346	6,711,078
Liberty Media Corp. - Liberty Capital Group Series A(a)	127,495	1,728,832
Liberty Media Corp. - Liberty Entertainment Group Series A(a)	823,082	22,017,443
Meredith Corp.(b)	53,822	1,375,152
New York Times Co. (The) Class A(b)	153,545	846,033
News Corp. Class A	3,624,580	33,019,924
Scripps Networks Interactive Inc. Class A	56,447	1,570,920
Time Warner Cable Inc.	559,475	17,718,573
Time Warner Inc.	1,903,431	47,947,427
Viacom Inc. Class B(a)	861,880	19,564,676
Walt Disney Co. (The)	2,952,434	68,880,285
Washington Post Co. (The) Class B	9,765	3,439,038

		308,230,229
METAL FABRICATE & HARDWARE—0.08%
Commercial Metals Co.	178,718	2,864,850
Timken Co. (The)	153,448	2,620,892

		5,485,742
MINING—0.49%
Alcoa Inc.	830,525	8,579,323
Compass Minerals International Inc.	23,909	1,312,843
Freeport-McMoRan Copper & Gold Inc.	257,034	12,879,974
Royal Gold Inc.	40,723	1,698,149
Southern Copper Corp.	73,523	1,502,810
Titanium Metals Corp.	134,631	1,237,259
Vulcan Materials Co.(b)	175,608	7,568,705

		34,779,063
OFFICE & BUSINESS EQUIPMENT—0.23%
Pitney Bowes Inc.	327,582	7,183,873
Xerox Corp.	1,373,620	8,901,058

		16,084,931
OIL & GAS—16.78%
Anadarko Petroleum Corp.	792,911	35,990,230
Apache Corp.	533,515	38,493,107
Atwood Oceanics Inc.(a)	12,763	317,926
Cabot Oil & Gas Corp.	164,444	5,038,564
Chesapeake Energy Corp.	994,332	19,717,604
Chevron Corp.	3,186,538	211,108,142
Cimarex Energy Co.	132,304	3,749,495
Comstock Resources Inc.(a)	67,734	2,238,609
Concho Resources Inc.(a)	120,778	3,465,121
ConocoPhillips	2,355,208	99,060,048
Continental Resources Inc.(a)	25,072	695,748
Denbury Resources Inc.(a)	394,916	5,817,113
Devon Energy Corp.	706,531	38,505,940
Encore Acquisition Co.(a)	83,648	2,580,541
ENSCO International Inc.	161,346	5,626,135
EOG Resources Inc.	397,461	26,995,551
EXCO Resources Inc.(a)	25,340	327,393
Exxon Mobil Corp.	5,755,225	402,347,780
Forest Oil Corp.(a)	111,910	1,669,697
Frontier Oil Corp.	35,204	461,524
Helmerich & Payne Inc.	115,229	3,557,119
Hess Corp.	461,186	24,788,748
Marathon Oil Corp.	1,124,223	33,872,839
Mariner Energy Inc.(a)	15,434	181,350

Murphy Oil Corp.	302,945	16,455,972
Nabors Industries Ltd.(a)	449,225	6,998,926
Newfield Exploration Co.(a)	210,645	6,881,772
Noble Energy Inc.	275,251	16,231,551
Occidental Petroleum Corp.	1,288,675	84,807,702
Patterson-UTI Energy Inc.	207,858	2,673,054
Pioneer Natural Resources Co.	181,051	4,616,801
Plains Exploration & Production Co.(a)	87,366	2,390,334
Pride International Inc.(a)	146,743	3,677,380
Range Resources Corp.	211,982	8,778,175
Rowan Companies Inc.	147,720	2,853,950
SandRidge Energy Inc.(a)	196,698	1,675,867
St. Mary Land & Exploration Co.	74,459	1,553,959
Sunoco Inc.	185,453	4,302,510
Tesoro Corp.	130,322	1,658,999
Unit Corp.(a)	64,670	1,782,952
Valero Energy Corp.	820,243	13,853,904
Whiting Petroleum Corp.(a)	80,603	2,834,001
XTO Energy Inc.	922,742	35,193,380

		1,185,827,513
OIL & GAS SERVICES—2.09%
Baker Hughes Inc.	491,781	17,920,500
BJ Services Co.	463,923	6,323,270
Exterran Holdings Inc.(a)	53,262	854,322
Halliburton Co.	1,428,533	29,570,633
Helix Energy Solutions Group Inc.(a)	160,218	1,741,570
National Oilwell Varco Inc.(a)	664,026	21,687,089
Oil States International Inc.(a)	78,521	1,900,993
Schlumberger Ltd.	1,038,971	56,218,721
SEACOR Holdings Inc.(a)	31,997	2,407,454
Smith International Inc.	140,872	3,627,454
Superior Energy Services Inc.(a)	123,822	2,138,406
Tidewater Inc.	81,878	3,510,110

		147,900,522
PACKAGING & CONTAINERS—0.31%
Ball Corp.	52,246	2,359,429
Bemis Co. Inc.	158,720	3,999,744
Greif Inc. Class A	52,653	2,328,316
Owens-Illinois Inc.(a)	49,448	1,385,038
Packaging Corp. of America	146,300	2,370,060
Pactiv Corp.(a)	37,928	823,038
Sealed Air Corp.	251,930	4,648,109
Sonoco Products Co.	158,515	3,796,434

		21,710,168
PHARMACEUTICALS—6.04%
AmerisourceBergen Corp.	59,479	1,055,157
Bristol-Myers Squibb Co.	1,406,859	28,573,306
Cardinal Health Inc.	571,751	17,466,993
Eli Lilly and Co.	766,227	26,542,103
Endo Pharmaceuticals Holdings Inc.(a)	185,800	3,329,536
Forest Laboratories Inc.(a)	478,874	12,024,526
King Pharmaceuticals Inc.(a)	393,869	3,792,958
Mead Johnson Nutrition Co. Class A(a)	27,223	864,875
Merck & Co. Inc.(b)	2,742,169	76,671,045
Mylan Inc.(a)(b)	138,092	1,802,101
NBTY Inc.(a)	26,322	740,175
Omnicare Inc.	108,749	2,801,374
Pfizer Inc.	10,726,462	160,896,930
Schering-Plough Corp.	401,596	10,088,092

Warner Chilcott Ltd. Class A(a)	9,288	122,137
Watson Pharmaceuticals Inc.(a)	167,276	5,635,528
Wyeth	1,645,510	74,689,699

		427,096,535
PIPELINES—0.80%
El Paso Corp.	803,928	7,420,255
National Fuel Gas Co.	112,411	4,055,789
ONEOK Inc.	167,262	4,932,556
Questar Corp.	276,298	8,581,816
Spectra Energy Corp.	1,024,469	17,334,015
Williams Companies Inc. (The)	921,073	14,377,950

		56,702,381
REAL ESTATE—0.04%
Forest City Enterprises Inc. Class A	173,343	1,144,064
Jones Lang LaSalle Inc.	56,928	1,863,253

		3,007,317
REAL ESTATE INVESTMENT TRUSTS—2.34%
Alexandria Real Estate Equities Inc.	49,154	1,759,222
AMB Property Corp.	232,250	4,368,623
Annaly Capital Management Inc.	864,630	13,090,498
Apartment Investment and Management Co. Class A	185,392	1,640,719
AvalonBay Communities Inc.	127,852	7,152,041
Boston Properties Inc.	192,962	9,204,287
Brandywine Realty Trust	203,459	1,515,770
BRE Properties Inc. Class A	82,759	1,966,354
Camden Property Trust	105,715	2,917,734
CapitalSource Inc.	303,688	1,481,997
Chimera Investment Corp.	1,063,095	3,710,202
Corporate Office Properties Trust	90,946	2,667,446
Douglas Emmett Inc.	201,240	1,809,148
Duke Realty Corp.	355,524	3,117,945
Equity Residential	434,973	9,669,450
Essex Property Trust Inc.	43,520	2,708,250
Federal Realty Investment Trust	81,575	4,202,744
HCP Inc.	267,522	5,668,791
Health Care REIT Inc.(b)	87,726	2,991,457
Hospitality Properties Trust	154,404	1,835,864
Host Hotels & Resorts Inc.	956,528	8,025,270
HRPT Properties Trust	370,661	1,504,884
Kimco Realty Corp.	597,253	6,002,393
Liberty Property Trust	167,681	3,863,370
Macerich Co. (The)	125,341	2,207,255
Mack-Cali Realty Corp.	124,259	2,833,105
Nationwide Health Properties Inc.	40,548	1,043,706
ProLogis	703,045	5,666,543
Realty Income Corp.	165,458	3,626,839
Regency Centers Corp.	127,103	4,437,166
Senior Housing Properties Trust	191,005	3,117,202
Simon Property Group Inc.	216,827	11,151,413
SL Green Realty Corp.(b)	121,773	2,793,473
Taubman Centers Inc.	84,175	2,260,941
UDR Inc.	238,993	2,468,798
Ventas Inc.	248,411	7,417,552
Vornado Realty Trust(b)	242,207	10,906,581
Weingarten Realty Investors	165,851	2,406,498

		165,211,531
RETAIL—2.75%
Abercrombie & Fitch Co. Class A	69,973	1,776,613
AutoNation Inc.(a)(b)	104,406	1,811,444

Barnes & Noble Inc.(b)	46,775	964,968
Big Lots Inc.(a)	116,341	2,446,651
BJ’s Wholesale Club Inc.(a)	71,678	2,310,182
CarMax Inc.(a)	101,169	1,487,184
Chico’s FAS Inc.(a)	16,916	164,593
CVS Caremark Corp.	1,609,572	51,297,060
Foot Locker Inc.	137,989	1,444,745
GameStop Corp. Class A(a)	31,395	691,004
Gap Inc. (The)	88,833	1,456,861
Home Depot Inc. (The)	2,517,132	59,479,829
J.C. Penney Co. Inc.	353,291	10,142,985
Kohl’s Corp.(a)(b)	30,494	1,303,619
Limited Brands Inc.	137,717	1,648,472
Lowe’s Companies Inc.	1,603,785	31,129,467
Macy’s Inc.	668,076	7,856,574
Office Depot Inc.(a)	356,923	1,627,569
Penske Automotive Group Inc.	38,555	641,555
RadioShack Corp.	172,719	2,411,157
Rite Aid Corp.(a)(b)	912,154	1,377,353
Sears Holdings Corp.(a)(b)	79,059	5,259,005
Signet Jewelers Ltd.(b)	135,451	2,820,090
Tiffany & Co.	16,328	414,078
Wendy’s/Arby’s Group Inc. Class A	346,612	1,386,448
Williams-Sonoma Inc.	89,395	1,061,119

		194,410,625
SAVINGS & LOANS—0.34%
First Niagara Financial Group Inc.	237,416	2,711,291
Hudson City Bancorp Inc.	330,641	4,394,219
New York Community Bancorp Inc.	548,327	5,861,616
People’s United Financial Inc.	548,456	8,248,778
TFS Financial Corp.	116,412	1,236,295
Washington Federal Inc.	144,542	1,879,046

		24,331,245
SEMICONDUCTORS—1.59%
Advanced Micro Devices Inc.(a)(b)	419,636	1,623,991
Applied Materials Inc.	2,111,034	23,158,043
Atmel Corp.(a)	714,573	2,665,357
Cypress Semiconductor Corp.(a)	20,132	185,214
Fairchild Semiconductor International Inc.(a)	204,774	1,431,370
Integrated Device Technology Inc.(a)	205,726	1,242,585
Intel Corp.	3,402,232	56,306,940
International Rectifier Corp.(a)	63,385	938,732
Intersil Corp. Class A	97,652	1,227,486
KLA-Tencor Corp.	269,625	6,808,031
LSI Corp.(a)	1,029,502	4,694,529
Marvell Technology Group Ltd.(a)	81,350	946,914
Maxim Integrated Products Inc.	77,623	1,217,905
Microchip Technology Inc.	25,316	570,876
Micron Technology Inc.(a)(b)	1,108,280	5,607,897
Novellus Systems Inc.(a)	61,269	1,023,192
PMC-Sierra Inc.(a)	353,123	2,810,859

		112,459,921
SOFTWARE—0.32%
Activision Blizzard Inc.(a)	370,356	4,677,596
Autodesk Inc.(a)	116,787	2,216,617
Broadridge Financial Solutions Inc.	84,117	1,394,660
CA Inc.	142,238	2,479,208
Compuware Corp.(a)	383,555	2,631,187
Fidelity National Information Services Inc.	189,564	3,783,697
IMS Health Inc.	223,174	2,834,310

Novell Inc.(a)	298,146	1,350,601
Nuance Communications Inc.(a)	30,978	374,524
Total System Services Inc.	71,331	955,122

		22,697,522
TELECOMMUNICATIONS—7.00%
Amdocs Ltd.(a)	263,507	5,652,225
AT&T Inc.	9,378,328	232,957,668
CenturyTel Inc.	160,384	4,923,789
Ciena Corp.(a)	127,797	1,322,699
Clearwire Corp. Class A(a)(b)	101,169	559,465
CommScope Inc.(a)	131,748	3,459,702
Corning Inc.	360,017	5,781,873
Crown Castle International Corp.(a)	296,128	7,112,995
EchoStar Corp. Class A(a)	64,247	1,024,097
Embarq Corp.	226,862	9,541,816
Frontier Communications Corp.	280,324	2,001,513
Harris Corp.	45,443	1,288,763
JDS Uniphase Corp.(a)	157,030	898,212
Leap Wireless International Inc.(a)	21,724	715,371
Level 3 Communications Inc.(a)	2,580,941	3,897,221
Motorola Inc.	3,408,202	22,596,379
NII Holdings Inc.(a)	249,094	4,750,223
Qwest Communications International Inc.	2,337,543	9,700,803
Sprint Nextel Corp.(a)	4,442,145	21,366,717
Telephone and Data Systems Inc.	143,932	4,073,276
Tellabs Inc.(a)	628,635	3,602,079
United States Cellular Corp.(a)	24,579	945,063
Verizon Communications Inc.	4,515,376	138,757,504
Virgin Media Inc.	458,154	4,283,740
Windstream Corp.	372,658	3,115,421

		494,328,614
TEXTILES—0.10%
Cintas Corp.	171,134	3,908,701
Mohawk Industries Inc.(a)	88,280	3,149,830

		7,058,531
TOYS, GAMES & HOBBIES—0.06%
Hasbro Inc.	80,311	1,946,739
Mattel Inc.	127,565	2,047,418

		3,994,157
TRANSPORTATION—1.87%
Alexander & Baldwin Inc.	67,970	1,593,217
Burlington Northern Santa Fe Corp.	418,444	30,772,372
Con-way Inc.	49,205	1,737,429
CSX Corp.	621,640	21,527,393
FedEx Corp.	494,560	27,507,427
Frontline Ltd.	81,655	1,989,116
Kansas City Southern Industries Inc.(a)	78,951	1,271,901
Kirby Corp.(a)	67,658	2,150,848
Norfolk Southern Corp.	507,071	19,101,365
Overseas Shipholding Group Inc.	36,716	1,249,813
Ryder System Inc.	88,588	2,473,377
Teekay Corp.	37,447	787,510
Union Pacific Corp.	375,436	19,545,198
UTi Worldwide Inc.(a)	15,519	176,917

		131,883,883
TRUCKING & LEASING—0.02%
GATX Corp.	42,661	1,097,241

		1,097,241

WATER—0.08%
American Water Works Co. Inc.	87,155	1,665,532
Aqua America Inc.	215,466	3,856,841

		5,522,373

TOTAL COMMON STOCKS
(Cost: $9,878,015,108)		7,036,116,265

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.75%

MONEY MARKET FUNDS—2.75%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40%(c)(d)(e)	150,781,510	150,781,510
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32%(c)(d)(e)	26,301,395	26,301,395
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%(c)(d)	17,054,935	17,054,935

		194,137,840

TOTAL SHORT-TERM INVESTMENTS
(Cost: $194,137,840)		194,137,840

TOTAL INVESTMENTS IN SECURITIES—102.33%
(Cost: $10,072,152,948)		7,230,254,105
Other Assets, Less Liabilities—(2.33)%		(164,529,167)

NET ASSETS—100.00%		$7,065,724,938

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2009

Security	Shares	Value

COMMON STOCKS—99.78%

ADVERTISING—0.14%
APAC Customer Services Inc.(a)	305,783	$1,568,667
Gaiam Inc. Class A(a)	197,110	1,078,192
Harte-Hanks Inc.	455,836	4,216,483
inVentiv Health Inc.(a)	403,341	5,457,204
Marchex Inc. Class B	241,011	812,207

		13,132,753
AEROSPACE & DEFENSE—1.21%
AAR Corp.(a)(b)	466,639	7,489,556
AeroVironment Inc.(a)	160,169	4,942,815
Argon ST Inc.(a)	162,803	3,348,858
Curtiss-Wright Corp.	545,617	16,221,193
Ducommun Inc.	125,805	2,363,876
Esterline Technologies Corp.(a)	358,126	9,694,471
GenCorp Inc.(a)	605,530	1,156,562
HEICO Corp.(b)	278,566	10,100,803
Herley Industries Inc.(a)	163,733	1,796,151
Kaman Corp.	309,132	5,162,504
LMI Aerospace Inc.(a)	103,127	1,043,645
Moog Inc. Class A(a)	515,264	13,298,964
Orbital Sciences Corp.(a)	680,550	10,323,943
Teledyne Technologies Inc.(a)	434,589	14,232,790
Triumph Group Inc.	201,067	8,042,680

		109,218,811
AGRICULTURE—0.40%
AgFeed Industries Inc.(a)(b)	332,010	1,968,819
Alico Inc.	43,595	1,308,722
Alliance One International Inc.(a)	1,072,566	4,075,751
Andersons Inc. (The)	219,493	6,571,620
Cadiz Inc.(a)(b)	150,440	1,448,737
Griffin Land & Nurseries Inc.	39,990	1,250,887
Tejon Ranch Co.(a)	130,874	3,466,852
Universal Corp.	301,545	9,984,155
Vector Group Ltd.(b)	445,996	6,373,283

		36,448,826
AIRLINES—0.65%
AirTran Holdings Inc.(a)	1,446,502	8,953,847
Alaska Air Group Inc.(a)	438,881	8,013,967
Allegiant Travel Co.(a)(b)	184,960	7,331,814
Hawaiian Holdings Inc.(a)	621,813	3,743,314
JetBlue Airways Corp.(a)(b)	2,777,644	11,860,540
Republic Airways Holdings Inc.(a)	414,949	2,709,617
SkyWest Inc.	670,974	6,843,935
UAL Corp.(a)(b)	1,735,556	5,536,424
US Airways Group Inc.(a)(b)	1,589,055	3,861,404

		58,854,862

APPAREL—1.64%
American Apparel Inc.(a)(b)	392,078	1,427,164
Carter’s Inc.(a)	683,858	16,829,745
Cherokee Inc.	91,740	1,818,287
Columbia Sportswear Co.(b)	138,522	4,283,100
Crocs Inc.(a)	1,009,697	3,432,970
Deckers Outdoor Corp.(a)	158,243	11,119,736
G-III Apparel Group Ltd.(a)	156,927	1,803,091
Gymboree Corp.(a)	352,006	12,489,173
Iconix Brand Group Inc.(a)	722,151	11,106,682
Jones Apparel Group Inc.	1,030,094	11,052,909
K-Swiss Inc. Class A	315,427	2,681,129
Liz Claiborne Inc.	1,145,702	3,299,622
Maidenform Brands Inc.(a)	227,235	2,606,385
Oxford Industries Inc.	151,337	1,763,076
Perry Ellis International Inc.(a)	111,748	813,525
Quiksilver Inc.(a)	1,543,306	2,855,116
SKECHERS U.S.A. Inc. Class A(a)	399,220	3,900,379
Steven Madden Ltd.(a)	188,539	4,798,318
Timberland Co. Class A(a)	525,082	6,967,838
True Religion Apparel Inc.(a)(b)	305,556	6,813,899
Unifi Inc.(a)	549,416	780,171
Volcom Inc.(a)(b)	227,286	2,841,075
Warnaco Group Inc. (The)(a)	552,336	17,895,686
Weyco Group Inc.	86,127	1,988,672
Wolverine World Wide Inc.	593,248	13,087,051

		148,454,799
AUTO MANUFACTURERS—0.08%
Force Protection Inc.(a)	843,523	7,456,743

		7,456,743
AUTO PARTS & EQUIPMENT—0.56%
American Axle & Manufacturing Holdings Inc.	519,411	1,786,774
Amerigon Inc. Class A(a)	258,218	1,575,130
ArvinMeritor Inc.	891,637	3,914,286
ATC Technology Corp.(a)	238,288	3,455,176
China Automotive Systems Inc.(a)	52,935	291,142
Cooper Tire & Rubber Co.	710,880	7,051,930
Dana Holding Corp.(a)	1,204,078	1,541,220
Dorman Products Inc.(a)	137,275	1,898,513
Exide Technologies Inc.(a)	604,303	2,254,050
Fuel Systems Solutions Inc.(a)(b)	150,836	3,045,379
Lear Corp.(a)(b)	911,547	455,773
Miller Industries Inc.(a)	123,224	1,084,371
Modine Manufacturing Co.	394,737	1,894,738
Spartan Motors Inc.	391,146	4,431,684
Standard Motor Products Inc.	188,295	1,557,200
Superior Industries International Inc.	278,641	3,928,838
Tenneco Inc.(a)	569,642	6,038,205
Titan International Inc.	424,088	3,167,937
Wonder Auto Technology Inc.(a)	176,846	1,791,450

		51,163,796
BANKS—6.10%
Alliance Financial Corp.	50,227	1,424,438
American National Bankshares Inc.	74,665	1,439,541
Ameris Bancorp	166,310	1,051,079
Ames National Corp.	80,036	1,953,679
Arrow Financial Corp.	111,214	3,002,778
Auburn National Bancorporation Inc.	28,721	818,548
BancFirst Corp.	78,672	2,720,478

Banco Latinoamericano de Exportaciones SA Class E	330,213	4,104,548
Bancorp Inc. (The)(a)	136,562	819,372
Bancorp Rhode Island Inc.	44,616	879,381
Bank Mutual Corp.	567,404	4,947,763
Bank of Kentucky Financial Corp. (The)	37,742	1,056,776
Bank of Marin Bancorp	63,301	1,705,962
Bank of the Ozarks Inc.	156,908	3,393,920
Banner Corp.(b)	186,146	711,078
Bar Harbor Bankshares	35,154	1,084,501
Boston Private Financial Holdings Inc.	817,083	3,660,532
Bridge Bancorp Inc.	76,030	2,069,537
Bryn Mawr Bank Corp.	84,986	1,603,686
Camden National Corp.	92,416	3,144,916
Capital City Bank Group Inc.(b)	143,610	2,419,828
Cardinal Financial Corp.	340,932	2,669,498
Cass Information Systems Inc.	100,145	3,278,747
Cathay General Bancorp(b)	597,272	5,680,057
Center Bancorp Inc.	134,698	1,097,789
Centerstate Banks Inc.	110,167	817,439
Central Pacific Financial Corp.	345,730	1,296,487
Century Bancorp Inc. Class A	42,985	792,643
Chemical Financial Corp.	256,792	5,112,729
Citizens & Northern Corp.(b)	109,872	2,260,067
Citizens Holding Co.	48,625	1,517,100
Citizens Republic Bancorp Inc.(a)	1,519,279	1,078,688
City Holding Co.	192,461	5,843,116
CNB Financial Corp.	105,722	1,498,081
CoBiz Financial Inc.(b)	229,430	1,470,646
Colonial BancGroup Inc. (The)(b)	2,439,555	1,512,524
Columbia Banking System Inc.	219,932	2,249,904
Community Bank System Inc.	394,787	5,748,099
Community Trust Bancorp Inc.	183,427	4,906,672
CVB Financial Corp.(b)	804,626	4,803,617
Eagle Bancorp Inc.(a)	121,074	1,061,819
East West Bancorp Inc.	772,051	5,010,611
Enterprise Bancorp Inc.	61,773	728,921
Enterprise Financial Services Corp.	139,172	1,265,073
F.N.B. Corp.	1,082,609	6,701,350
Farmers Capital Bank Corp.	78,570	1,977,607
Financial Institutions Inc.	132,233	1,806,303
First Bancorp (North Carolina)	178,528	2,799,319
First BanCorp (Puerto Rico)	968,320	3,824,864
First Bancorp Inc. (The) (Maine)	106,578	2,075,074
First Busey Corp.(b)	315,011	2,315,331
First California Financial Group Inc.(a)	69,098	426,335
First Commonwealth Financial Corp.	1,025,683	6,502,830
First Community Bancshares Inc.	116,091	1,490,608
First Financial Bancorp	451,030	3,391,746
First Financial Bankshares Inc.	251,002	12,640,461
First Financial Corp.	142,967	4,514,898
First Financial Service Corp.	49,432	860,611
First Merchants Corp.	253,854	2,038,448
First Midwest Bancorp Inc.	586,109	4,284,457
First of Long Island Corp. (The)	66,165	1,531,058
1st Source Corp.	182,179	3,146,231
First South Bancorp Inc.(b)	99,768	1,157,309
FirstMerit Corp.	988,674	16,787,685
German American Bancorp Inc.	135,515	1,952,771
Glacier Bancorp Inc.	741,982	10,959,074
Great Southern Bancorp Inc.	120,894	2,484,372
Guaranty Bancorp(a)	642,242	1,226,682
Hampton Roads Bankshares Inc.	222,727	1,837,498

Hancock Holding Co.	287,412	9,338,016
Harleysville National Corp.	519,176	2,440,127
Heartland Financial USA Inc.(b)	161,500	2,306,220
Heritage Financial Corp.	68,214	788,554
Home Bancshares Inc.	168,405	3,206,431
IBERIABANK Corp.	193,324	7,618,899
Independent Bank Corp. (Massachusetts)	252,119	4,966,744
International Bancshares Corp.(b)	628,717	6,482,072
K-Fed Bancorp	49,062	450,389
Lakeland Bancorp Inc.	247,825	2,227,947
Lakeland Financial Corp.	151,959	2,887,221
MainSource Financial Group Inc.	246,429	1,828,503
MB Financial Inc.	425,914	4,340,064
Merchants Bancshares Inc.	58,462	1,297,272
Metro Bancorp Inc.(a)	56,978	1,097,396
MidSouth Bancorp Inc.	56,109	942,631
Nara Bancorp Inc.	275,707	1,428,162
National Bankshares Inc.	84,810	2,035,440
National Penn Bancshares Inc.	1,012,462	4,667,450
NBT Bancorp Inc.	413,088	8,968,140
Northfield Bancorp Inc.	237,045	2,754,463
Northrim BanCorp Inc.	77,525	1,079,148
Norwood Financial Corp.	22,910	718,458
Ohio Valley Banc Corp.	48,769	1,430,882
Old National Bancorp	800,896	7,864,799
Old Point Financial Corp.	24,591	454,933
Old Second Bancorp Inc.(b)	131,097	773,472
Oriental Financial Group Inc.	291,877	2,831,207
Orrstown Financial Services Inc.	62,693	2,334,687
Pacific Capital Bancorp	561,329	1,201,244
Pacific Continental Corp.	157,463	1,910,026
PacWest Bancorp	295,054	3,882,911
Park National Corp.(b)	132,631	7,490,999
Peapack-Gladstone Financial Corp.	101,611	1,960,076
Penns Woods Bancorp Inc.	46,905	1,366,812
Peoples Bancorp Inc.	127,979	2,182,042
Peoples Financial Corp.	46,326	880,194
Pinnacle Financial Partners Inc.(a)	290,082	3,863,892
Porter Bancorp Inc.	32,769	496,450
PremierWest Bancorp	265,338	899,496
PrivateBancorp Inc.(b)	420,947	9,361,861
Prosperity Bancshares Inc.	556,258	16,593,176
Renasant Corp.	254,345	3,820,262
Republic Bancorp Inc. Class A(b)	112,989	2,552,422
Republic First Bancorp Inc.(a)	87,822	685,012
S&T Bancorp Inc.(b)	283,640	3,449,062
S.Y. Bancorp Inc.	138,468	3,346,772
Sandy Spring Bancorp Inc.	199,579	2,933,811
Santander BanCorp(a)	52,370	364,495
SCBT Financial Corp.	152,900	3,622,201
Shore Bancshares Inc.	102,873	1,845,542
Sierra Bancorp(b)	89,437	1,129,589
Signature Bank(a)	426,780	11,574,274
Simmons First National Corp. Class A	169,807	4,537,243
Smithtown Bancorp Inc.	179,475	2,295,485
South Financial Group Inc. (The)(b)	1,024,256	1,218,865
Southside Bancshares Inc.	158,732	3,630,201
Southwest Bancorp Inc.	176,161	1,719,331
State Bancorp Inc.	178,560	1,349,914
Stellar One Corp.	275,783	3,571,390
Sterling Bancorp	217,890	1,819,381
Sterling Bancshares Inc.	993,326	6,287,754
Sterling Financial Corp.(b)	630,811	1,835,660

Suffolk Bancorp	116,312	2,982,240
Sun Bancorp Inc. (New Jersey)(a)	157,645	816,601
Susquehanna Bancshares Inc.	1,039,780	5,084,524
SVB Financial Group(a)(b)	397,796	10,828,007
Texas Capital Bancshares Inc.(a)	429,468	6,643,870
Tompkins Financial Corp.	99,808	4,785,794
Tower Bancorp Inc.	42,598	1,497,320
TowneBank(b)	253,560	3,549,840
TriCo Bancshares	168,691	2,614,710
TrustCo Bank Corp. NY	919,117	5,431,981
Trustmark Corp.	692,179	13,372,898
UCBH Holdings Inc.(b)	1,449,972	1,826,965
UMB Financial Corp.	388,435	14,764,414
Umpqua Holdings Corp.(b)	726,029	5,633,985
Union Bankshares Corp.	164,771	2,466,622
United Bancshares Inc.(b)	460,602	9,000,163
United Community Banks Inc.(a)(b)	514,782	3,083,544
United Security Bancshares Inc.	73,676	1,613,504
Univest Corp. of Pennsylvania	159,055	3,222,454
Washington Banking Co.	116,734	1,099,634
Washington Trust Bancorp Inc.	170,231	3,035,219
Webster Financial Corp.	636,966	5,127,576
WesBanco Inc.	277,323	4,032,276
West Bancorporation	190,600	953,000
Westamerica Bancorporation(b)	352,138	17,469,566
Western Alliance Bancorporation(a)	552,605	3,779,818
Wilber Corp.	71,119	789,421
Wilshire Bancorp Inc.	231,677	1,332,143
Wintrust Financial Corp.	288,981	4,646,814
Yadkin Valley Financial Corp.(b)	197,488	1,364,642

		552,532,707
BEVERAGES—0.15%
Boston Beer Co. Inc. Class A(a)	106,018	3,137,073
Coca-Cola Bottling Co. Consolidated	50,634	2,791,452
Diedrich Coffee Inc.(a)	35,806	851,467
Farmer Brothers Co.	81,843	1,872,568
National Beverage Corp.(a)	130,589	1,390,773
Peet’s Coffee & Tea Inc.(a)	137,306	3,460,111

		13,503,444
BIOTECHNOLOGY—2.74%
Acorda Therapeutics Inc.(a)	458,527	12,925,876
Affymax Inc.(a)	168,706	3,109,252
Affymetrix Inc.(a)	852,307	5,054,181
AMAG Pharmaceuticals Inc.(a)	205,366	11,227,359
American Oriental Bioengineering Inc.(a)(b)	743,529	3,933,268
Arena Pharmaceuticals Inc.(a)(b)	964,862	4,814,661
ARIAD Pharmaceuticals Inc.(a)	1,046,269	1,663,568
ArQule Inc.(a)	499,132	3,064,670
ARYx Therapeutics Inc.(a)	249,911	1,032,132
BioCryst Pharmaceuticals Inc.(a)	257,041	1,035,875
BioMimetic Therapeutics Inc.(a)	164,772	1,522,493
Cambrex Corp.(a)	352,304	1,451,492
Cardium Therapeutics Inc.(a)	476,314	881,181
Celera Corp.(a)	986,761	7,528,986
Cell Therapeutics Inc.(a)	5,571,170	9,582,412
Celldex Therapeutics Inc.(a)(b)	122,373	956,957
China-Biotics Inc.(a)	89,281	962,449
Cougar Biotechnology Inc.(a)	181,778	7,809,183
CryoLife Inc.(a)	340,328	1,885,417
Curis Inc.(a)	779,228	1,238,973
Cytokinetics Inc.(a)	525,688	1,487,697

Cytori Therapeutics Inc.(a)(b)	325,413	1,174,741
Enzo Biochem Inc.(a)	397,776	1,762,148
Enzon Pharmaceuticals Inc.(a)(b)	546,067	4,297,547
Exelixis Inc.(a)(b)	1,283,589	6,251,078
Facet Biotech Corp.(a)	295,679	2,746,858
Genomic Health Inc.(a)(b)	169,488	2,937,227
Geron Corp.(a)(b)	1,073,911	8,236,897
GTx Inc.(a)(b)	229,831	2,121,340
Halozyme Therapeutics Inc.(a)(b)	757,145	5,277,301
Harvard Bioscience Inc.(a)	300,414	1,186,635
Human Genome Sciences Inc.(a)(b)	1,636,982	4,681,769
Idera Pharmaceuticals Inc.(a)(b)	264,602	1,550,568
ImmunoGen Inc.(a)	616,157	5,305,112
Immunomedics Inc.(a)	785,960	1,996,338
Incyte Corp.(a)(b)	860,840	2,832,164
Integra LifeSciences Holdings Corp.(a)	227,060	6,019,361
InterMune Inc.(a)(b)	460,570	7,000,664
Lexicon Pharmaceuticals Inc.(a)	978,393	1,213,207
Martek Biosciences Corp.	399,917	8,458,245
Maxygen Inc.(a)	304,419	2,045,696
Micromet Inc.(a)	512,061	2,550,064
Molecular Insight Pharmaceuticals Inc.(a)(b)	207,587	1,073,225
Momenta Pharmaceuticals Inc.(a)	424,109	5,102,031
Nanosphere Inc.(a)	125,902	618,179
Nektar Therapeutics(a)	1,116,128	7,232,509
Novavax Inc.(a)(b)	744,705	2,442,632
OncoGenex Pharmaceutical Inc.(a)	48,123	1,052,931
Optimer Pharmaceuticals Inc.(a)(b)	345,244	5,168,303
Orexigen Therapeutics Inc.(a)(b)	238,355	1,222,761
Oxigene Inc.(a)	333,433	726,884
PDL BioPharma Inc.	1,441,105	11,384,729
Protalix BioTherapeutics Inc.(a)	423,354	1,913,560
Regeneron Pharmaceuticals Inc.(a)	760,359	13,625,633
Repligen Corp.(a)	375,664	2,066,152
RTI Biologics Inc.(a)	658,032	2,822,957
Sangamo BioSciences Inc.(a)(b)	495,521	2,447,874
Savient Pharmaceuticals Inc.(a)(b)	733,457	10,165,714
Seattle Genetics Inc.(a)	863,457	8,392,802
Sequenom Inc.(a)(b)	736,567	2,879,977
StemCells Inc.(a)	1,242,582	2,112,389
SuperGen Inc.(a)	710,692	1,428,491
Vical Inc.(a)	397,923	1,078,371

		247,771,146
BUILDING MATERIALS—0.68%
AAON Inc.	150,293	2,993,837
Apogee Enterprises Inc.	336,493	4,138,864
Broadwind Energy Inc.(a)	378,040	4,279,413
Builders FirstSource Inc.(a)(b)	198,661	826,430
Comfort Systems USA Inc.	466,251	4,779,073
Drew Industries Inc.(a)	221,185	2,691,821
Interline Brands Inc.(a)	391,239	5,352,150
LSI Industries Inc.	230,008	1,253,544
NCI Building Systems Inc.(a)(b)	235,139	620,767
Quanex Building Products Corp.	454,288	5,097,111
Simpson Manufacturing Co. Inc.(b)	459,679	9,938,260
Texas Industries Inc.(b)	284,666	8,927,126
Trex Co. Inc.(a)(b)	185,557	2,480,897
U.S. Concrete Inc.(a)(b)	406,150	804,177
Universal Forest Products Inc.	231,293	7,653,485

		61,836,955

CHEMICALS—1.71%
A. Schulman Inc.	281,553	4,254,266
Aceto Corp.	298,199	1,988,987
American Vanguard Corp.	235,409	2,660,122
Arch Chemicals Inc.	301,999	7,426,155
Balchem Corp.	221,044	5,419,999
Chase Corp.	74,481	886,324
China Green Agriculture Inc.(a)	97,875	791,809
Ferro Corp.	540,359	1,485,987
H.B. Fuller Co.	586,033	10,999,839
Hawkins Inc.	105,001	2,370,923
ICO Inc.(a)	337,400	917,728
Innophos Holdings Inc.	207,541	3,505,367
Innospec Inc.	285,039	3,064,169
Landec Corp.(a)	316,809	2,151,133
Minerals Technologies Inc.	225,872	8,135,909
NewMarket Corp.	121,371	8,171,909
NL Industries Inc.	83,305	614,791
Olin Corp.	939,936	11,175,839
OM Group Inc.(a)	368,691	10,699,413
OMNOVA Solutions Inc.(a)	527,320	1,719,063
PolyOne Corp.(a)	1,113,273	3,016,970
Quaker Chemical Corp.	132,319	1,758,520
Rockwood Holdings Inc.(a)	594,132	8,698,092
Sensient Technologies Corp.	587,592	13,261,951
ShengdaTech Inc.(a)(b)	338,276	1,275,301
Solutia Inc.(a)	1,137,040	6,549,350
Spartech Corp.	368,318	3,384,842
Stepan Co.	88,487	3,907,586
Symyx Technologies Inc.(a)	411,794	2,408,995
W.R. Grace & Co.(a)	870,397	10,766,811
Westlake Chemical Corp.	235,224	4,796,217
Zep Inc.	259,862	3,131,337
Zoltek Companies Inc.(a)(b)	334,571	3,252,030

		154,647,734
COAL—0.15%
International Coal Group Inc.(a)(b)	1,094,007	3,128,860
James River Coal Co.(a)	332,882	5,036,505
Patriot Coal Corp.(a)	770,191	4,913,819
Westmoreland Coal Co.(a)	118,286	958,117

		14,037,301
COMMERCIAL SERVICES—6.51%
ABM Industries Inc.	554,322	10,016,599
Administaff Inc.	254,204	5,915,327
Advance America Cash Advance Centers Inc.	552,357	2,446,942
Advisory Board Co. (The)(a)	186,824	4,801,377
Albany Molecular Research Inc.(a)	281,516	2,361,919
American Caresource Holdings Inc.(a)	124,109	464,168
American Public Education Inc.(a)	218,915	8,671,223
AMN Healthcare Services Inc.(a)	393,039	2,507,589
Arbitron Inc.	319,271	5,073,216
Avis Budget Group Inc.(a)	1,227,284	6,934,155
Bankrate Inc.(a)(b)	150,501	3,798,645
Barrett Business Services Inc.	93,900	985,950
Bowne & Co. Inc.	328,911	2,141,211
Bridgepoint Education Inc.(a)	167,074	2,840,258
Capella Education Co.(a)(b)	175,507	10,521,645
Cardtronics Inc.(a)(b)	163,754	623,903
CBIZ Inc.(a)(b)	528,487	3,762,827
CDI Corp.	146,536	1,633,876
Cenveo Inc.(a)	582,118	2,462,359
Chemed Corp.	272,429	10,755,497

ChinaCast Education Corp.(a)	353,822	2,519,213
Coinstar Inc.(a)	364,062	9,720,455
Compass Diversified Holdings	287,028	2,322,057
Consolidated Graphics Inc.(a)	117,725	2,050,769
Corinthian Colleges Inc.(a)(b)	965,637	16,348,234
Cornell Companies Inc.(a)	132,864	2,153,725
Corporate Executive Board Co. (The)	411,083	8,534,083
CorVel Corp.(a)	90,935	2,070,590
CoStar Group Inc.(a)(b)	239,660	9,555,244
CPI Corp.	60,271	1,024,004
CRA International Inc.(a)	131,325	3,645,582
Cross Country Healthcare Inc.(a)	370,695	2,546,675
Deluxe Corp.	616,321	7,895,072
Diamond Management & Technology Consultants Inc.	292,017	1,226,471
Dollar Financial Corp.(a)	290,359	4,004,051
Dollar Thrifty Automotive Group Inc.(a)	261,434	3,647,004
DynCorp International Inc.(a)	298,246	5,007,550
Electro Rent Corp.	216,679	2,056,284
Emergency Medical Services Corp. Class A(a)(b)	119,825	4,411,956
Euronet Worldwide Inc.(a)(b)	586,760	11,377,276
ExlService Holdings Inc.(a)	180,176	2,019,773
Exponent Inc.(a)	164,184	4,024,150
First Advantage Corp. Class A(a)	131,649	2,002,381
Forrester Research Inc.(a)	188,197	4,620,236
Franklin Covey Co.(a)	156,120	972,628
Gartner Inc.(a)(b)	714,597	10,904,750
GEO Group Inc. (The)(a)	616,703	11,458,342
Global Cash Access Inc.(a)	486,812	3,875,024
Grand Canyon Education Inc.(a)	190,217	3,191,841
Great Lakes Dredge & Dock Corp.	481,974	2,303,836
H&E Equipment Services Inc.(a)	328,958	3,075,757
Hackett Group Inc. (The)(a)	484,874	1,129,756
Healthcare Services Group Inc.	522,178	9,336,543
HealthSpring Inc.(a)	590,277	6,410,408
Heartland Payment Systems Inc.	451,510	4,320,951
Heidrick & Struggles International Inc.	204,454	3,731,285
Hill International Inc.(a)	298,741	1,284,586
HMS Holdings Corp.(a)	312,011	12,705,088
Huron Consulting Group Inc.(a)(b)	259,707	12,006,255
ICF International Inc.(a)	106,106	2,927,465
ICT Group Inc.(a)	112,158	979,139
Integrated Electrical Services Inc.(a)	68,936	538,390
Jackson Hewitt Tax Service Inc.	346,584	2,169,616
K12 Inc.(a)(b)	284,642	6,134,035
Kelly Services Inc. Class A	315,429	3,453,948
Kendle International Inc.(a)	178,773	2,188,182
Kenexa Corp.(a)	271,350	3,139,519
Kforce Inc.(a)	344,935	2,852,612
Korn/Ferry International(a)	539,273	5,737,865
Landauer Inc.	112,755	6,916,392
Learning Tree International Inc.(a)	96,865	997,709
Lincoln Educational Services Corp.(a)	116,670	2,441,903
Live Nation Inc.(a)(b)	1,008,034	4,899,045
Mac-Gray Corp.(a)	140,212	1,856,407
MAXIMUS Inc.	210,988	8,703,255
McGrath RentCorp	286,126	5,453,562
Medifast Inc.(a)	156,060	1,788,448
MedQuist Inc.	112,248	682,468
Michael Baker Corp.(a)	94,643	4,009,077
Midas Inc.(a)	169,511	1,776,475
Monro Muffler Brake Inc.	201,183	5,172,415
MPS Group Inc.(a)	1,115,280	8,520,739

Multi-Color Corp.	125,471	1,538,274
National Research Corp.	20,308	495,515
Navigant Consulting Inc.(a)	601,752	7,774,636
Net 1 UEPS Technologies Inc.(a)	460,550	6,258,874
Nobel Learning Communities Inc.(a)	49,980	573,271
Odyssey Marine Exploration Inc.(a)(b)	637,319	1,019,710
On Assignment Inc.(a)	436,810	1,707,927
PAREXEL International Corp.(a)	693,881	9,978,009
PHH Corp.(a)(b)	656,101	11,927,916
Pre-Paid Legal Services Inc.(a)(b)	88,805	3,871,010
Princeton Review Inc. (The)(a)(b)	178,326	964,744
Providence Service Corp. (The)(a)	126,927	1,389,851
QC Holdings Inc.	41,989	215,823
Rent-A-Center Inc.(a)	796,452	14,200,739
Resources Connection Inc.(a)	543,158	9,326,023
Rewards Network Inc.(a)	234,722	887,249
RiskMetrics Group Inc.(a)	265,288	4,684,986
Rollins Inc.	529,077	9,158,323
RSC Holdings Inc.(a)(b)	590,819	3,970,304
Saba Software Inc.(a)	300,952	1,158,665
Sotheby’s	807,963	11,400,358
Spherion Corp.(a)	623,692	2,569,611
Standard Parking Corp.(a)	90,129	1,468,201
StarTek Inc.(a)	145,788	1,169,220
Steiner Leisure Ltd.(a)	175,548	5,359,480
Stewart Enterprises Inc. Class A	969,123	4,671,173
SuccessFactors Inc.(a)(b)	446,417	4,098,108
Team Inc.(a)	227,044	3,557,779
TeleTech Holdings Inc.(a)	391,304	5,928,256
Ticketmaster Entertainment Inc.(a)	453,821	2,913,531
TNS Inc.(a)	303,865	5,697,469
Transcend Services Inc.(a)	76,742	1,216,361
Tree.com Inc.(a)	76,198	731,501
TrueBlue Inc.(a)	527,995	4,435,158
United Rentals Inc.(a)	724,817	4,704,062
Universal Technical Institute Inc.(a)	238,007	3,553,445
Valassis Communications Inc.(a)	579,492	3,540,696
Viad Corp.	248,275	4,275,296
VistaPrint Ltd.(a)(b)	510,124	21,756,789
Volt Information Sciences Inc.(a)	144,836	908,122
Watson Wyatt Worldwide Inc. Class A	514,372	19,304,381
Wright Express Corp.(a)	462,624	11,783,033

		589,691,116
COMPUTERS—3.07%
Agilysys Inc.	182,796	855,485
CACI International Inc. Class A(a)	361,445	15,437,316
CIBER Inc.(a)	829,535	2,571,559
Cogo Group Inc.(a)(b)	304,033	1,815,077
Compellent Technologies Inc.(a)	202,637	3,090,214
Computer Task Group Inc.(a)	182,916	1,115,788
COMSYS IT Partners Inc.(a)	181,391	1,061,137
Cray Inc.(a)	411,960	3,246,245
Data Domain Inc.(a)	579,767	19,335,229
Dynamics Research Corp.(a)	105,713	1,058,187
Echelon Corp.(a)(b)	390,945	3,315,214
Electronics For Imaging Inc.(a)	593,597	6,327,744
eLoyalty Corp.(a)	80,062	630,889
Furmanite Corp.(a)	443,064	1,976,065
iGATE Corp.	273,383	1,809,795
Imation Corp.	357,851	2,723,246
Immersion Corp.(a)	336,432	1,661,974
Innodata Isogen Inc.(a)	262,261	1,148,703

Integral Systems Inc.(a)	208,236	1,732,524
Isilon Systems Inc.(a)	316,296	1,341,095
Jack Henry & Associates Inc.	1,010,978	20,977,794
Limelight Networks Inc.(a)	395,435	1,739,914
LivePerson Inc.(a)	496,782	1,987,128
Manhattan Associates Inc.(a)	277,752	5,060,641
Maxwell Technologies Inc.(a)(b)	270,416	3,739,853
Mentor Graphics Corp.(a)	1,134,944	6,208,144
Mercury Computer Systems Inc.(a)	273,109	2,526,258
MTS Systems Corp.	201,970	4,170,681
NCI Inc. Class A(a)	78,236	2,379,939
Ness Technologies Inc.(a)	467,045	1,826,146
Netezza Corp.(a)	568,373	4,728,863
NetScout Systems Inc.(a)	296,537	2,781,517
Palm Inc.(a)(b)	1,663,020	27,556,241
PAR Technology Corp.(a)	99,515	635,901
Perot Systems Corp. Class A(a)	1,052,580	15,083,471
Quantum Corp.(a)	2,531,313	2,100,990
Radiant Systems Inc.(a)	330,607	2,744,038
RadiSys Corp.(a)	281,088	2,532,603
Rimage Corp.(a)	114,595	1,903,423
Riverbed Technology Inc.(a)(b)	660,285	15,312,009
Sigma Designs Inc.(a)(b)	320,744	5,144,734
Silicon Graphics International Corp.(a)	359,451	1,631,908
Silicon Storage Technology Inc.(a)	972,644	1,818,844
SMART Modular Technologies (WWH) Inc.(a)	440,796	1,000,607
SRA International Inc. Class A(a)	502,603	8,825,709
STEC Inc.(a)(b)	297,964	6,909,785
Stratasys Inc.(a)(b)	243,679	2,678,032
Super Micro Computer Inc.(a)	275,759	2,112,314
Sykes Enterprises Inc.(a)	417,840	7,558,726
Synaptics Inc.(a)(b)	413,786	15,992,829
Syntel Inc.(b)	155,158	4,878,168
3D Systems Corp.(a)(b)	216,695	1,562,371
3PAR Inc.(a)	331,017	4,104,611
Tier Technologies Inc. Class B(a)	214,543	1,647,690
Tyler Technologies Inc.(a)(b)	376,591	5,882,351
Unisys Corp.(a)	4,465,383	6,742,728
Virtusa Corp.(a)	158,597	1,273,534

		278,013,981
COSMETICS & PERSONAL CARE—0.31%
Bare Escentuals Inc.(a)	798,305	7,080,965
Chattem Inc.(a)	234,470	15,967,407
Elizabeth Arden Inc.(a)	291,143	2,541,678
Inter Parfums Inc.	170,990	1,255,067
Revlon Inc. Class A(a)	234,091	1,273,455

		28,118,572
DISTRIBUTION & WHOLESALE—1.01%
Beacon Roofing Supply Inc.(a)	543,602	7,860,485
BlueLinx Holdings Inc.(a)	142,088	426,264
BMP Sunstone Corp.(a)(b)	396,269	1,878,315
Brightpoint Inc.(a)	603,270	3,782,503
Chindex International Inc.(a)	160,273	1,982,577
Core-Mark Holding Co. Inc.(a)	116,989	3,048,733
Houston Wire & Cable Co.(b)	212,572	2,531,733
MWI Veterinary Supply Inc.(a)	129,899	4,528,279
Owens & Minor Inc.	502,449	22,017,315
Pool Corp.	583,346	9,660,210
Rentrak Corp.(a)	113,840	1,870,391
ScanSource Inc.(a)(b)	319,915	7,844,316
United Stationers Inc.(a)	285,911	9,972,576
Watsco Inc.	287,922	14,088,023

		91,491,720

DIVERSIFIED FINANCIAL SERVICES—1.98%
Ampal-American Israel Corp. Class A(a)	257,055	627,214
Asset Acceptance Capital Corp.(a)(b)	182,919	1,406,647
BGC Partners Inc. Class A	557,396	2,112,531
Broadpoint Gleacher Securities Inc.(a)	431,630	2,408,495
Calamos Asset Management Inc. Class A	236,330	3,334,616
California First National Bancorp	22,470	256,158
Cohen & Steers Inc.(b)	207,103	3,096,190
CompuCredit Corp.(a)(b)	200,117	460,269
Credit Acceptance Corp.(a)(b)	72,617	1,586,681
Diamond Hill Investment Group Inc.(a)	27,127	1,089,963
Doral Financial Corp.(a)(b)	63,418	158,545
Duff & Phelps Corp. Class A	195,297	3,472,381
E*TRADE Financial Corp.(a)	5,823,987	7,454,703
Encore Capital Group Inc.(a)	162,185	2,148,951
Epoch Holding Corp.	155,586	1,344,263
Evercore Partners Inc. Class A	125,453	2,463,897
FBR Capital Markets Corp.(a)	205,267	964,755
FCStone Group Inc.(a)	336,036	1,327,342
Financial Federal Corp.	311,587	6,403,113
First Marblehead Corp. (The)(a)(b)	743,846	1,502,569
GAMCO Investors Inc. Class A	85,940	4,168,090
GFI Group Inc.	782,119	5,271,482
International Assets Holding Corp.(a)	57,258	851,426
JMP Group Inc.	179,037	1,376,795
KBW Inc.(a)(b)	420,260	12,086,678
Knight Capital Group Inc. Class A(a)	1,121,541	19,122,274
LaBranche & Co. Inc.(a)	667,318	2,869,467
MarketAxess Holdings Inc.(a)	383,785	3,657,471
MF Global Ltd.(a)	1,166,971	6,920,138
National Financial Partners Corp.	496,012	3,630,808
Nelnet Inc. Class A(a)	232,041	3,153,437
NewStar Financial Inc.(a)	338,868	647,238
Ocwen Financial Corp.(a)	465,114	6,032,529
Oppenheimer Holdings Inc. Class A	113,773	2,408,574
optionsXpress Holdings Inc.	509,274	7,909,025
Penson Worldwide Inc.(a)(b)	234,912	2,102,462
Piper Jaffray Companies(a)	237,448	10,369,354
Portfolio Recovery Associates Inc.(a)(b)	184,968	7,163,811
Pzena Investment Management Inc. Class A(b)	91,403	692,835
Sanders Morris Harris Group Inc.	235,439	1,294,915
Stifel Financial Corp.(a)	330,302	15,884,223
SWS Group Inc.	290,163	4,053,577
Teton Advisors Inc.(c)	1,397	0
Thomas Weisel Partners Group Inc.(a)	250,075	1,505,452
TradeStation Group Inc.(a)	401,434	3,396,132
U.S. Global Investors Inc. Class A(b)	154,675	1,432,291
Virtus Investment Partners Inc.(a)	71,008	1,043,108
Westwood Holdings Group Inc.	67,822	2,835,638
World Acceptance Corp.(a)(b)	195,603	3,894,456

		179,392,969
ELECTRIC—1.94%
ALLETE Inc.	319,743	9,192,611
Avista Corp.	659,178	11,739,960
Black Hills Corp.	468,009	10,759,527
Central Vermont Public Service Corp.	140,414	2,541,493
CH Energy Group Inc.	190,855	8,912,929
Cleco Corp.	728,666	16,336,692
El Paso Electric Co.(a)	541,779	7,563,235

Empire District Electric Co. (The)	412,071	6,807,413
EnerNOC Inc.(a)(b)	143,028	3,099,417
Florida Public Utilities Co.	74,930	1,051,268
IDACORP Inc.	568,724	14,866,445
MGE Energy Inc.	279,440	9,375,212
NorthWestern Corp.	433,457	9,865,481
Otter Tail Corp.	427,721	9,341,427
Pike Electric Corp.(a)	199,717	2,406,590
PNM Resources Inc.	1,044,825	11,190,076
Portland General Electric Co.	906,375	17,656,185
U.S. Geothermal Inc.(a)(b)	745,427	1,058,506
UIL Holdings Corp.	353,742	7,941,508
UniSource Energy Corp.	429,562	11,400,575
Unitil Corp.	126,669	2,611,915

		175,718,465
ELECTRICAL COMPONENTS & EQUIPMENT—1.13%
Advanced Battery Technologies Inc.(a)(b)	581,498	2,337,622
Advanced Energy Industries Inc.(a)	397,725	3,575,548
American Superconductor Corp.(a)(b)	523,655	13,745,944
Belden Inc.	561,727	9,380,841
China BAK Battery Inc.(a)(b)	453,093	1,336,624
Encore Wire Corp.	219,058	4,676,888
Energy Conversion Devices Inc.(a)(b)	551,659	7,805,975
EnerSys Inc.(a)	486,615	8,851,527
Fushi Copperweld Inc.(a)	190,355	1,574,236
GrafTech International Ltd.(a)	1,450,737	16,407,835
Graham Corp.	121,537	1,616,442
Greatbatch Inc.(a)(b)	279,616	6,322,118
Harbin Electric Inc.(a)(b)	136,189	2,129,996
Insteel Industries Inc.	210,908	1,737,882
Littelfuse Inc.(a)	261,915	5,227,823
NIVS IntelliMedia Technology Group Inc.(a)	100,230	296,681
Orion Energy Systems Inc.(a)(b)	213,537	800,764
Powell Industries Inc.(a)	93,678	3,472,643
Power-One Inc.(a)	925,762	1,379,385
PowerSecure International Inc.(a)	210,276	895,776
SatCon Technology Corp.(a)	620,223	1,116,401
SmartHeat Inc.(a)	81,730	559,851
Ultralife Corp.(a)	145,060	1,040,080
Universal Display Corp.(a)(b)	352,151	3,444,037
Valence Technology Inc.(a)(b)	603,551	1,080,356
Vicor Corp.	238,653	1,723,075

		102,536,350
ELECTRONICS—2.64%
American Science and Engineering Inc.	109,837	7,591,933
Analogic Corp.	154,284	5,700,794
Axsys Technologies Inc.(a)	115,718	6,207,114
Badger Meter Inc.	178,615	7,323,215
Bel Fuse Inc. Class B	124,443	1,996,066
Benchmark Electronics Inc.(a)	787,415	11,338,776
Brady Corp. Class A	577,857	14,515,768
Checkpoint Systems Inc.(a)	468,780	7,355,158
China Security & Surveillance Technology Inc.(a)(b)	393,610	2,967,819
Cogent Inc.(a)	514,440	5,519,941
Coherent Inc.(a)	261,444	5,406,662
CTS Corp.	407,134	2,666,728
Cubic Corp.	188,254	6,737,611
Cymer Inc.(a)(b)	358,140	10,647,502
Daktronics Inc.	403,667	3,108,236
DDi Corp.(a)	175,431	794,702

Dionex Corp.(a)	213,305	13,018,004
Electro Scientific Industries Inc.(a)	329,288	3,681,440
FARO Technologies Inc.(a)	201,891	3,135,367
FEI Co.(a)	450,893	10,325,450
ICx Technologies Inc.(a)(b)	139,939	839,634
II-VI Inc.(a)	300,104	6,653,306
L-1 Identity Solutions Inc.(a)	901,952	6,981,108
LaBarge Inc.(a)	154,341	1,430,741
Measurement Specialties Inc.(a)	174,212	1,228,195
MEMSIC Inc.(a)	189,773	804,638
Methode Electronics Inc.	455,259	3,195,918
Multi-Fineline Electronix Inc.(a)(b)	118,329	2,532,241
NVE Corp.(a)(b)	56,260	2,734,236
OSI Systems Inc.(a)	187,625	3,911,981
OYO Geospace Corp.(a)	48,406	1,242,098
Park Electrochemical Corp.	247,619	5,331,237
Plexus Corp.(a)	475,885	9,736,607
RAE Systems Inc.(a)	497,238	686,188
Rofin-Sinar Technologies Inc.(a)	348,629	6,976,066
Rogers Corp.(a)	188,701	3,817,421
Spectrum Control Inc.(a)	153,858	1,353,950
SRS Labs Inc.(a)	142,103	944,985
Stoneridge Inc.(a)	179,867	863,362
Taser International Inc.(a)	746,035	3,401,920
Technitrol Inc.	493,855	3,195,242
TTM Technologies Inc.(a)	519,662	4,136,510
Varian Inc.(a)	347,746	13,711,625
Watts Water Technologies Inc. Class A	352,777	7,598,817
Woodward Governor Co.	727,446	14,403,431
X-Rite Inc.(a)	317,602	476,403
Zygo Corp.(a)	181,115	843,996

		239,070,142
ENERGY - ALTERNATE SOURCES—0.29%
Ascent Solar Technologies Inc.(a)(b)	187,169	1,463,662
Clean Energy Fuels Corp.(a)(b)	361,441	3,112,007
Comverge Inc.(a)(b)	229,552	2,777,579
Ener1 Inc.(a)(b)	575,868	3,144,239
Evergreen Energy Inc.(a)(b)	1,571,190	1,539,766
Evergreen Solar Inc.(a)(b)	2,263,940	4,912,750
FuelCell Energy Inc.(a)(b)	785,892	3,285,029
Green Plains Renewable Energy Inc.(a)	113,898	746,032
GT Solar International Inc.(a)(b)	379,045	2,016,519
Headwaters Inc.(a)(b)	509,433	1,711,695
Syntroleum Corp.(a)	759,107	1,677,626

		26,386,904
ENGINEERING & CONSTRUCTION—0.80%
Argan Inc.(a)	90,737	1,282,114
Dycom Industries Inc.(a)	470,164	5,204,715
EMCOR Group Inc.(a)	793,921	15,973,691
ENGlobal Corp.(a)	223,424	1,099,246
Granite Construction Inc.	413,316	13,755,156
Insituform Technologies Inc. Class A(a)	468,365	7,948,154
Layne Christensen Co.(a)	234,500	4,795,525
MYR Group Inc.(a)	207,640	4,198,481
Orion Marine Group Inc.(a)	259,978	4,939,582
Stanley Inc.(a)	138,355	4,549,112
Sterling Construction Co. Inc.(a)	158,754	2,422,586
Tutor Perini Corp.(a)(b)	310,581	5,391,686
VSE Corp.	48,914	1,279,590

		72,839,638

ENTERTAINMENT—0.79%
Ascent Media Corp. Class A(a)	169,692	4,510,413
Bally Technologies Inc.(a)	657,081	19,659,864
Bluegreen Corp.(a)	175,811	443,044
Carmike Cinemas Inc.	131,838	1,104,802
Churchill Downs Inc.	114,509	3,854,373
Cinemark Holdings Inc.	388,539	4,398,261
Dover Downs Gaming & Entertainment Inc.	168,377	782,953
Great Wolf Resorts Inc.(a)	340,236	694,081
Isle of Capri Casinos Inc.(a)(b)	186,785	2,487,976
Lakes Entertainment Inc.(a)	229,240	667,088
National CineMedia Inc.	507,915	6,988,910
Pinnacle Entertainment Inc.(a)	724,349	6,729,202
Reading International Inc. Class A(a)	212,028	964,727
Shuffle Master Inc.(a)	646,530	4,273,563
Speedway Motorsports Inc.	157,086	2,161,503
Steinway Musical Instruments Inc.(a)	83,371	892,070
Vail Resorts Inc.(a)(b)	354,807	9,515,924
Youbet.com Inc.(a)	360,252	1,188,832

		71,317,586
ENVIRONMENTAL CONTROL—0.90%
American Ecology Corp.	218,789	3,920,699
Calgon Carbon Corp.(a)(b)	660,052	9,168,122
Clean Harbors Inc.(a)	245,651	13,262,697
Darling International Inc.(a)	991,453	6,543,590
Energy Recovery Inc.(a)(b)	404,187	2,861,644
EnergySolutions Inc.	910,533	8,376,904
Fuel Tech Inc.(a)(b)	212,904	2,065,169
Heritage-Crystal Clean Inc.(a)	31,328	380,635
Metalico Inc.(a)(b)	325,215	1,515,502
Met-Pro Corp.	175,705	1,901,128
Mine Safety Appliances Co.	321,634	7,751,379
Perma-Fix Environmental Services Inc.(a)	661,193	1,600,087
Tetra Tech Inc.(a)	726,517	20,814,712
Waste Services Inc.(a)	217,642	1,127,386

		81,289,654
FOOD—1.84%
American Dairy Inc.(a)(b)	96,207	3,815,570
American Italian Pasta Co. Class A(a)	252,698	7,363,620
Arden Group Inc. Class A	14,405	1,802,066
B&G Foods Inc. Class A	219,288	1,844,212
Benihana Inc. Class A(a)	161,039	1,017,766
Calavo Growers Inc.	125,373	2,486,147
Cal-Maine Foods Inc.(b)	163,158	4,072,424
Chiquita Brands International Inc.(a)(b)	536,952	5,509,128
Diamond Foods Inc.	198,743	5,544,930
Fresh Del Monte Produce Inc.(a)	494,355	8,038,212
Frisch’s Restaurants Inc.	27,228	804,315
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	404,878	1,720,732
Hain Celestial Group Inc.(a)(b)	490,633	7,658,781
HQ Sustainable Maritime Industries Inc.(a)	105,784	967,924
Imperial Sugar Co.	146,921	1,779,213
Ingles Markets Inc. Class A	153,548	2,340,072
J&J Snack Foods Corp.	170,846	6,133,371
Lance Inc.	334,908	7,746,422
Lifeway Foods Inc.(a)(b)	59,332	765,383
M&F Worldwide Corp.(a)	129,231	2,584,620
Nash-Finch Co.	154,467	4,179,877
Overhill Farms Inc.(a)	193,734	1,020,978
Ruddick Corp.	518,507	12,148,619
Sanderson Farms Inc.	245,155	11,031,975

Seaboard Corp.	3,995	4,482,390
Seneca Foods Corp. Class A(a)	79,046	2,641,717
Smart Balance Inc.(a)	755,175	5,142,742
Spartan Stores Inc.	267,668	3,321,760
Tootsie Roll Industries Inc.(b)	291,329	6,610,255
TreeHouse Foods Inc.(a)	380,540	10,948,136
United Natural Foods Inc.(a)	517,995	13,597,369
Village Super Market Inc. Class A	75,380	2,242,555
Weis Markets Inc.	132,739	4,449,411
Winn-Dixie Stores Inc.(a)(b)	657,081	8,239,796
Zhongpin Inc.(a)	236,816	2,453,414

		166,505,902
FOREST PRODUCTS & PAPER—0.77%
Boise Inc.(a)	345,509	594,275
Buckeye Technologies Inc.(a)	465,448	2,089,862
Clearwater Paper Corp.(a)	136,895	3,462,075
Deltic Timber Corp.	128,002	4,540,231
Domtar Corp.(a)	500,866	8,304,358
KapStone Paper and Packaging Corp.(a)	251,445	1,179,277
Louisiana-Pacific Corp.(a)	1,250,531	4,276,816
Neenah Paper Inc.	176,295	1,553,159
Orchids Paper Products Co.(a)	58,298	1,198,024
P.H. Glatfelter Co.	548,666	4,883,127
Potlatch Corp.	479,406	11,644,772
Rock-Tenn Co. Class A	462,636	17,654,190
Schweitzer-Mauduit International Inc.	184,333	5,015,701
Wausau Paper Corp.	524,147	3,522,268

		69,918,135
GAS—1.42%
Chesapeake Utilities Corp.	82,734	2,691,337
Laclede Group Inc. (The)	267,108	8,849,288
New Jersey Resources Corp.	508,379	18,830,358
Nicor Inc.	545,533	18,886,352
Northwest Natural Gas Co.	319,725	14,170,212
Piedmont Natural Gas Co.	886,602	21,375,974
South Jersey Industries Inc.	359,404	12,539,606
Southwest Gas Corp.	539,309	11,978,053
WGL Holdings Inc.	604,893	19,368,674

		128,689,854
HAND & MACHINE TOOLS—0.46%
Baldor Electric Co.	561,609	13,360,678
Franklin Electric Co. Inc.	278,091	7,208,119
K-Tron International Inc.(a)	29,901	2,382,512
Raser Technologies Inc.(a)(b)	649,113	1,817,516
Regal Beloit Corp.	432,120	17,163,806

		41,932,631
HEALTH CARE - PRODUCTS—4.21%
Abaxis Inc.(a)	264,006	5,422,683
ABIOMED Inc.(a)(b)	370,836	3,270,774
Accuray Inc.(a)(b)	477,674	3,186,086
Align Technology Inc.(a)	702,978	7,451,567
Alphatec Holdings Inc.(a)	366,596	1,217,099
American Medical Systems Holdings Inc.(a)	890,438	14,068,920
AngioDynamics Inc.(a)	294,422	3,906,980
Aspect Medical Systems Inc.(a)	213,221	1,260,136
Atrion Corp.	18,129	2,430,918
ATS Medical Inc.(a)	570,469	1,876,843
Bovie Medical Corp.(a)	205,592	1,790,706
Bruker Corp.(a)	589,511	5,458,872

Cantel Medical Corp.(a)	150,649	2,445,033
Cardiac Science Corp.(a)	244,758	983,927
CardioNet Inc.(a)(b)	286,403	4,674,097
Cardiovascular Systems Inc.(a)	110,128	849,087
Cepheid Inc.(a)(b)	698,635	6,581,142
Clinical Data Inc.(a)(b)	137,673	1,517,156
Conceptus Inc.(a)(b)	368,040	6,219,876
CONMED Corp.(a)	350,180	5,434,794
Cutera Inc.(a)	159,923	1,378,536
Cyberonics Inc.(a)	329,607	5,481,364
Cynosure Inc. Class A(a)	117,084	895,693
Delcath Systems Inc.(a)	271,699	972,682
DexCom Inc.(a)(b)	553,274	3,424,766
Electro-Optical Sciences Inc.(a)	212,289	1,653,731
Endologix Inc.(a)	537,240	1,794,382
EnteroMedics Inc.(a)	186,430	620,812
ev3 Inc.(a)	854,779	9,163,231
Exactech Inc.(a)	97,855	1,418,898
Female Health Co. (The)(a)	194,380	933,024
Haemonetics Corp.(a)	309,163	17,622,291
Hanger Orthopedic Group Inc.(a)	304,319	4,135,695
Hansen Medical Inc.(a)(b)	304,898	1,506,196
HeartWare International Inc.(a)	56,977	1,590,228
Home Diagnostics Inc.(a)	141,502	868,822
ICU Medical Inc.(a)	153,236	6,305,661
Immucor Inc.(a)	849,678	11,691,569
Insulet Corp.(a)	313,216	2,411,763
Invacare Corp.	348,357	6,148,501
IRIS International Inc.(a)	216,214	2,551,325
Kensey Nash Corp.(a)	98,888	2,591,854
LCA-Vision Inc.(a)	196,584	829,584
Luminex Corp.(a)	499,526	9,261,212
MAKO Surgical Corp.(a)	159,932	1,442,587
Masimo Corp.(a)(b)	611,846	14,751,607
Medical Action Industries Inc.(a)	170,187	1,948,641
Merge Healthcare Inc.(a)	311,960	1,341,428
Meridian Bioscience Inc.	488,767	11,036,359
Merit Medical Systems Inc.(a)	336,664	5,487,623
Metabolix Inc.(a)(b)	233,562	1,919,880
Microvision Inc.(a)(b)	819,945	2,517,231
Micrus Endovascular Corp.(a)	189,530	1,713,351
Natus Medical Inc.(a)	337,261	3,891,992
NuVasive Inc.(a)(b)	439,788	19,614,545
NxStage Medical Inc.(a)(b)	281,912	1,663,281
OraSure Technologies Inc.(a)	561,466	1,386,821
Orthofix International NV(a)	206,199	5,157,037
Orthovita Inc.(a)	796,940	4,104,241
Palomar Medical Technologies Inc.(a)	217,368	3,186,615
PSS World Medical Inc.(a)	716,247	13,257,732
Quidel Corp.(a)	310,473	4,520,487
Rochester Medical Corp.(a)	120,599	1,616,027
Rockwell Medical Technologies Inc.(a)	173,026	1,306,346
Sirona Dental Systems Inc.(a)	204,351	4,084,976
Somanetics Corp.(a)	145,123	2,395,981
SonoSite Inc.(a)	206,494	4,142,270
Spectranetics Corp.(a)	393,774	1,941,306
Stereotaxis Inc.(a)(b)	313,842	1,217,707
Steris Corp.	705,206	18,391,772
SurModics Inc.(a)(b)	185,704	4,202,482
Symmetry Medical Inc.(a)	431,435	4,020,974
Synovis Life Technologies Inc.(a)	138,931	2,885,597
Thoratec Corp.(a)(b)	681,207	18,242,723
TomoTherapy Inc.(a)	554,564	1,525,051

TranS1 Inc.(a)	157,263	979,748
Utah Medical Products Inc.	39,332	1,050,558
Vascular Solutions Inc.(a)	198,078	1,548,970
Vital Images Inc.(a)	173,577	1,970,099
Volcano Corp.(a)	582,622	8,145,056
West Pharmaceutical Services Inc.	395,154	13,771,117
Wright Medical Group Inc.(a)	458,612	7,457,031
Young Innovations Inc.	66,699	1,453,371
Zoll Medical Corp.(a)	254,240	4,917,002

		381,506,138
HEALTH CARE - SERVICES—2.38%
Air Methods Corp.(a)	130,900	3,581,424
Alliance Healthcare Services Inc.(a)	316,035	2,316,537
Allied Healthcare International Inc.(a)	550,706	1,195,032
Almost Family Inc.(a)	86,414	2,256,270
Amedisys Inc.(a)	329,900	10,893,298
America Service Group Inc.(a)	99,388	1,597,165
American Dental Partners Inc.(a)	158,523	1,437,804
AMERIGROUP Corp.(a)	638,084	17,132,555
AmSurg Corp.(a)	369,712	7,926,625
Assisted Living Concepts Inc. Class A(a)	121,016	1,760,783
athenahealth Inc.(a)(b)	404,056	14,954,113
Bio-Reference Laboratories Inc.(a)(b)	142,525	4,505,215
Capital Senior Living Corp.(a)	275,786	1,254,826
Centene Corp.(a)	519,259	10,374,795
Continucare Corp.(a)	358,446	835,179
Emeritus Corp.(a)(b)	238,638	3,152,408
Ensign Group Inc. (The)	132,287	1,882,444
Genoptix Inc.(a)	203,066	6,496,081
Gentiva Health Services Inc.(a)	348,910	5,743,059
HealthSouth Corp.(a)(b)	1,065,248	15,382,181
Healthways Inc.(a)	406,186	5,463,202
IPC The Hospitalist Co. Inc.(a)	194,053	5,179,275
Kindred Healthcare Inc.(a)	470,282	5,817,388
LHC Group Inc.(a)	182,668	4,057,056
Life Sciences Research Inc.(a)	113,266	812,117
Magellan Health Services Inc.(a)	425,810	13,975,084
MedCath Corp.(a)	178,918	2,104,076
Metropolitan Health Networks Inc.(a)	494,513	993,971
Molina Healthcare Inc.(a)	159,449	3,814,020
National Healthcare Corp.	96,975	3,679,232
NightHawk Radiology Holdings Inc.(a)	253,071	936,363
NovaMed Inc.(a)	244,514	965,830
Odyssey Healthcare Inc.(a)	396,799	4,079,094
Psychiatric Solutions Inc.(a)	678,407	15,426,975
RadNet Inc.(a)(b)	357,141	803,567
RehabCare Group Inc.(a)	221,815	5,308,033
Res-Care Inc.(a)	303,640	4,342,052
Skilled Healthcare Group Inc. Class A(a)	233,768	1,753,260
Sun Healthcare Group Inc.(a)	525,511	4,435,313
Sunrise Senior Living Inc.(a)	543,831	897,321
Triple-S Management Corp. Class B(a)	247,550	3,859,305
U.S. Physical Therapy Inc.(a)	140,533	2,072,862
Virtual Radiologic Corp.(a)(b)	80,085	723,168
WellCare Health Plans Inc.(a)	509,213	9,415,348

		215,591,706
HOLDING COMPANIES - DIVERSIFIED—0.08%
Heckmann Corp.(a)	964,242	3,615,908
Information Services Group Inc.(a)	290,556	874,574
Primoris Services Corp.	99,808	740,575
Resource America Inc. Class A	150,940	812,057
Zapata Corp.(a)	110,678	753,717

		6,796,831

HOME BUILDERS—0.35%
AMREP Corp.(a)(b)	15,530	171,296
Beazer Homes USA Inc.(a)(b)	469,524	859,229
Brookfield Homes Corp.(a)(b)	117,390	469,560
Cavco Industries Inc.(a)	79,617	2,016,699
China Housing & Land Development Inc.(a)	308,788	1,778,619
Hovnanian Enterprises Inc. Class A(a)(b)	623,844	1,472,272
M/I Homes Inc.(a)(b)	221,355	2,167,065
Meritage Homes Corp.(a)	377,818	7,125,647
Ryland Group Inc.	519,135	8,700,703
Skyline Corp.	82,055	1,784,696
Standard-Pacific Corp.(a)	1,215,392	2,467,246
Winnebago Industries Inc.	350,290	2,602,655

		31,615,687
HOME FURNISHINGS—0.57%
American Woodmark Corp.(b)	124,094	2,972,051
Audiovox Corp. Class A(a)	210,741	1,234,942
DTS Inc.(a)(b)	209,594	5,673,710
Ethan Allen Interiors Inc.	296,155	3,068,166
Furniture Brands International Inc.	499,325	1,512,955
Hooker Furniture Corp.	129,626	1,488,106
Kimball International Inc. Class B	388,364	2,423,391
La-Z-Boy Inc.	620,257	2,927,613
Sealy Corp.(a)(b)	542,469	1,063,239
Stanley Furniture Co. Inc.	126,495	1,364,881
Tempur-Pedic International Inc.(b)	903,378	11,807,150
TiVo Inc.(a)	1,260,376	13,208,740
Universal Electronics Inc.(a)	164,337	3,314,677

		52,059,621
HOUSEHOLD PRODUCTS & WARES—0.80%
ACCO Brands Corp.(a)	656,670	1,851,809
American Greetings Corp. Class A	475,247	5,550,885
Blyth Inc.	71,006	2,328,287
Central Garden & Pet Co. Class A(a)	749,839	7,385,914
CSS Industries Inc.	90,654	1,847,529
Ennis Inc.	311,957	3,886,984
Fossil Inc.(a)	565,779	13,623,958
Helen of Troy Ltd.(a)	359,688	6,039,162
Oil-Dri Corp. of America	62,946	934,748
Prestige Brands Holdings Inc.(a)	407,784	2,507,872
Standard Register Co. (The)	214,437	699,065
Tupperware Brands Corp.	755,494	19,657,954
WD-40 Co.	199,268	5,778,772

		72,092,939
HOUSEWARES—0.05%
National Presto Industries Inc.	57,730	4,393,253

		4,393,253
INSURANCE—3.35%
Ambac Financial Group Inc.(b)	3,462,843	3,185,816
American Equity Investment Life Holding Co.	640,641	3,574,777
American Physicians Capital Inc.	87,143	3,412,520
American Physicians Service Group Inc.	76,987	1,746,835
American Safety Insurance Holdings Ltd.(a)	105,187	1,431,595
Amerisafe Inc.(a)	227,309	3,536,928
AmTrust Financial Services Inc.	273,790	3,121,206
Argo Group International Holdings Ltd.(a)	371,919	10,495,554

Assured Guaranty Ltd.	733,046	9,075,109
Baldwin & Lyons Inc. Class B	99,679	1,963,676
Citizens Inc.(a)(b)	402,873	2,449,468
CAN Surety Corp.(a)	202,549	2,732,386
Conseco Inc.(a)	2,227,106	5,278,241
Crawford & Co. Class B(a)	254,398	1,221,110
Delphi Financial Group Inc. Class A	517,834	10,061,515
Donegal Group Inc. Class A	141,900	2,158,299
Eastern Insurance Holdings Inc.	95,863	902,071
eHealth Inc.(a)	298,316	5,268,261
EMC Insurance Group Inc.	59,913	1,246,790
Employers Holdings Inc.	562,946	7,627,918
Enstar Group Ltd.(a)	80,458	4,734,953
FBL Financial Group Inc. Class A	155,786	1,286,792
First Acceptance Corp.(a)(b)	208,008	443,057
First Mercury Financial Corp.	172,057	2,369,225
Flagstone Reinsurance Holdings Ltd.	475,244	4,895,013
FPIC Insurance Group Inc.(a)	90,001	2,755,831
Greenlight Capital Re Ltd. Class A(a)	340,406	5,892,428
Hallmark Financial Services Inc.(a)	115,741	827,548
Harleysville Group Inc.	158,818	4,481,844
Horace Mann Educators Corp.	472,232	4,708,153
Independence Holding Co.	79,669	506,695
Infinity Property and Casualty Corp.	165,398	6,030,411
IPC Holdings Ltd.	674,982	18,454,008
Kansas City Life Insurance Co.	50,787	1,366,678
Life Partners Holdings Inc.(b)	88,337	1,252,619
Maiden Holdings Ltd.	601,695	3,947,119
Max Capital Group Ltd.	556,556	10,274,024
Meadowbrook Insurance Group Inc.	692,531	4,522,227
Mercer Insurance Group Inc.	68,368	1,087,051
MGIC Investment Corp.	1,508,431	6,637,096
Montpelier Re Holdings Ltd.	1,041,403	13,840,246
National Interstate Corp.	74,770	1,135,009
National Western Life Insurance Co. Class A	27,207	3,176,417
Navigators Group Inc. (The)(a)	150,462	6,685,027
NYMAGIC Inc.	58,704	814,812
Phoenix Companies Inc. (The)(a)	1,392,109	2,324,822
Platinum Underwriters Holdings Ltd.	617,260	17,647,463
PMA Capital Corp. Class A(a)	394,226	1,793,728
PMI Group Inc. (The)	878,014	1,738,468
Presidential Life Corp.	254,385	1,925,694
Primus Guaranty Ltd.(a)(b)	226,336	534,153
ProAssurance Corp.(a)	399,097	18,442,272
Radian Group Inc.(b)	986,673	2,683,751
RLI Corp.	225,214	10,089,587
Safety Insurance Group Inc.	159,804	4,883,610
SeaBright Insurance Holdings Inc.(a)	261,273	2,646,695
Selective Insurance Group Inc.	636,996	8,134,439
State Auto Financial Corp.	172,890	3,025,575
Stewart Information Services Corp.	206,693	2,945,375
Tower Group Inc.	487,783	12,087,263
United America Indemnity Ltd. Class A(a)(b)	448,878	2,150,126
United Fire & Casualty Co.	267,007	4,579,170
Universal American Corp.(a)	325,754	2,840,575
Universal Insurance Holdings Inc.	157,506	790,680
Zenith National Insurance Corp.	438,887	9,541,403

		303,419,207
INTERNET—3.44%
AboveNet Inc.(a)	74,452	6,029,123
ActivIdentity Corp.(a)	560,788	1,418,794
Ariba Inc.(a)	1,053,956	10,370,927

Art Technology Group Inc.(a)	1,526,282	5,799,872
AsiaInfo Holdings Inc.(a)	351,876	6,055,786
Avocent Corp.(a)	534,257	7,458,228
Blue Coat Systems Inc.(a)	476,299	7,877,985
Blue Nile Inc.(a)(b)	152,631	6,561,607
China Information Security Technology Inc.(a)	330,363	944,838
Chordiant Software Inc.(a)	369,398	1,340,915
Cogent Communications Group Inc.(a)(b)	534,150	4,353,323
comScore Inc.(a)	259,735	3,459,670
Constant Contact Inc.(a)(b)	288,866	5,731,101
CyberSource Corp.(a)	833,403	12,751,066
DealerTrack Holdings Inc.(a)	452,852	7,698,484
Dice Holdings Inc.(a)	188,416	876,134
Digital River Inc.(a)	460,594	16,728,774
Drugstore.com Inc.(a)	1,062,591	1,933,916
EarthLink Inc.(a)(b)	1,274,851	9,446,646
Entrust Inc.(a)	596,079	1,078,903
ePlus Inc.(a)	45,171	658,141
eResearch Technology Inc.(a)	512,900	3,185,109
Global Sources Ltd.(a)	194,483	1,402,222
GSI Commerce Inc.(a)(b)	299,368	4,265,994
Health Grades Inc.(a)	290,992	1,137,779
i2 Technologies Inc.(a)(b)	194,126	2,436,281
iBasis Inc.(a)	335,496	439,500
iMergent Inc.	95,901	671,307
InfoSpace Inc.(a)	422,156	2,798,894
Internap Network Services Corp.(a)	611,371	2,133,685
Internet Brands Inc. Class A(a)	332,077	2,324,539
Internet Capital Group Inc.(a)	443,218	2,982,857
iPass Inc.(a)	616,354	986,166
j2 Global Communications Inc.(a)(b)	538,116	12,139,897
Keynote Systems Inc.(a)	150,572	1,150,370
Knot Inc. (The)(a)	362,029	2,852,789
Lionbridge Technologies Inc.(a)	702,515	1,292,628
Liquidity Services Inc.(a)	181,263	1,787,253
LoopNet Inc.(a)(b)	242,353	1,878,236
MercadoLibre Inc.(a)(b)	311,596	8,375,700
ModusLink Global Solutions Inc.(a)	550,608	3,777,171
Move Inc.(a)	1,868,377	4,035,694
NIC Inc.	609,851	4,128,691
NutriSystem Inc.(b)	370,229	5,368,321
1-800-FLOWERS.COM Inc.(a)(b)	320,946	616,216
Online Resources Corp.(a)	305,846	1,908,479
OpenTable Inc.(a)	36,063	1,088,021
Openwave Systems Inc.(a)	1,003,029	2,246,785
Orbitz Worldwide Inc.(a)	446,040	847,476
Overstock.com Inc.(a)(b)	188,743	2,257,366
PCTEL Inc.(a)	230,635	1,233,897
Perficient Inc.(a)	344,298	2,406,643
Rackspace Hosting Inc.(a)(b)	800,837	11,099,601
RealNetworks Inc.(a)	999,251	2,987,760
RightNow Technologies Inc.(a)	262,571	3,098,338
S1 Corp.(a)	636,976	4,395,134
Safeguard Scientifics Inc.(a)	1,474,773	1,946,700
Sapient Corp.(a)	1,017,022	6,397,068
Shutterfly Inc.(a)(b)	249,629	3,482,325
SonicWALL Inc.(a)	650,065	3,562,356
Sourcefire Inc.(a)	266,766	3,305,231
Stamps.com Inc.(a)	109,240	926,355
SumTotal Systems Inc.(a)	376,017	1,808,642
Support.com Inc.(a)	567,502	1,237,154
TechTarget Inc.(a)	141,838	567,352
TeleCommunication Systems Inc.(a)	460,940	3,277,283

Terremark Worldwide Inc.(a)	645,821	3,732,845
TIBCO Software Inc.(a)	2,117,391	15,181,693
Travelzoo Inc.(a)	67,848	742,936
United Online Inc.	1,007,881	6,561,305
US Auto Parts Network Inc.(a)	120,678	454,956
ValueClick Inc.(a)	1,049,020	11,035,690
Vasco Data Security International Inc.(a)	321,384	2,349,317
Vignette Corp.(a)	287,182	3,776,443
Vocus Inc.(a)(b)	199,617	3,944,432
Web.com Group Inc.(a)	321,673	1,811,019
Websense Inc.(a)	533,957	9,525,793
Zix Corp.(a)	775,109	1,162,664

		311,100,591
INVESTMENT COMPANIES—0.78%
Allied Capital Corp.	2,154,539	7,497,796
American Capital Ltd.	2,598,199	8,340,219
Apollo Investment Corp.	1,715,441	10,292,646
Ares Capital Corp.	1,171,803	9,444,732
BlackRock Kelso Capital Corp.	151,375	943,066
Capital Southwest Corp.	35,687	2,581,954
Fifth Street Finance Corp.	237,824	2,387,753
Gladstone Capital Corp.	253,813	1,911,212
Gladstone Investment Corp.	270,291	1,305,506
Harris & Harris Group Inc.(a)	316,517	1,845,294
Hercules Technology Growth Capital Inc.	425,779	3,559,512
Kayne Anderson Energy Development Co.	121,533	1,611,528
Kohlberg Capital Corp.	219,880	1,389,642
Main Street Capital Corp.	84,998	1,163,623
MCG Capital Corp.(a)	788,939	1,917,122
Medallion Financial Corp.	182,106	1,393,111
MVC Capital Inc.	260,823	2,206,563
NGP Capital Resources Co.	260,154	1,527,104
PennantPark Investment Corp.	253,576	1,800,390
Prospect Capital Corp.	517,768	4,763,466
TICC Capital Corp.	325,434	1,435,164
Triangle Capital Corp.	90,902	992,650

		70,310,053
IRON & STEEL—0.09%
China Precision Steel Inc.(a)(b)	370,318	918,389
General Steel Holdings Inc.(a)(b)	183,661	729,134
Gibraltar Industries Inc.	324,935	2,232,303
Olympic Steel Inc.	109,108	2,669,873
Sutor Technology Group Ltd.(a)	91,872	300,421
Universal Stainless & Alloy Products Inc.(a)	82,396	1,340,583

		8,190,703
LEISURE TIME—0.46%
Ambassadors Group Inc.	227,907	3,138,279
Brunswick Corp.	1,063,273	4,593,339
Callaway Golf Co.	776,990	3,939,339
Interval Leisure Group Inc.(a)	477,344	4,448,846
Life Time Fitness Inc.(a)(b)	485,728	9,719,417
Marine Products Corp.	121,183	454,436
Multimedia Games Inc.(a)	326,126	1,617,585
Polaris Industries Inc.	369,295	11,861,755
Town Sports International Holdings Inc.(a)	237,354	890,078
Universal Travel Group(a)	120,629	1,349,839

		42,012,913

LODGING—0.27%
Ameristar Casinos Inc.	308,687	5,874,314
Gaylord Entertainment Co.(a)(b)	416,711	5,296,397
Marcus Corp.	241,944	2,545,251
Monarch Casino & Resort Inc.(a)	106,440	777,012
Morgans Hotel Group Co.(a)(b)	260,584	998,037
Orient-Express Hotels Ltd. Class A	926,655	7,867,301
Red Lion Hotels Corp.(a)	162,913	781,982

		24,140,294
MACHINERY—1.24%
Alamo Group Inc.	78,032	788,123
Albany International Corp. Class A	325,812	3,707,741
Altra Holdings Inc.(a)	321,140	2,405,339
Applied Industrial Technologies Inc.	509,613	10,039,376
Astec Industries Inc.(a)	218,243	6,479,635
Bolt Technology Corp.(a)	103,893	1,167,757
Briggs & Stratton Corp.	600,749	8,013,992
Cascade Corp.	109,254	1,718,565
Cognex Corp.	478,254	6,757,729
Columbus McKinnon Corp.(a)	229,469	2,902,783
DXP Enterprises Inc.(a)	92,974	1,066,412
Flow International Corp.(a)	460,959	1,083,254
Gorman-Rupp Co. (The)	173,128	3,491,992
Hurco Companies Inc.(a)(b)	77,210	1,206,792
Intermec Inc.(a)	748,168	9,651,367
Intevac Inc.(a)	265,325	2,310,981
iRobot Corp.(a)(b)	234,030	3,037,709
Kadant Inc.(a)	147,644	1,666,901
Lindsay Corp.(b)	148,383	4,911,477
Middleby Corp. (The)(a)(b)	196,820	8,644,334
NACCO Industries Inc.	64,543	1,853,675
Nordson Corp.	405,225	15,665,999
Robbins & Myers Inc.	319,762	6,155,419
Sauer-Danfoss Inc.	133,967	821,218
Tecumseh Products Co. Class A(a)	222,557	2,161,028
Tennant Co.	224,628	4,130,909
Twin Disc Inc.	103,049	701,764

		112,542,271
MACHINERY - DIVERSIFIED—0.07%
Chart Industries Inc.(a)	342,563	6,227,795

		6,227,795
MANUFACTURING—2.16%
A.O. Smith Corp.	264,758	8,623,168
Actuant Corp. Class A(b)	684,508	8,350,998
Acuity Brands Inc.	493,556	13,844,246
American Railcar Industries Inc.	110,706	914,432
Ameron International Corp.	110,963	7,438,960
AZZ Inc.(a)	146,387	5,037,177
Barnes Group Inc.	561,484	6,676,045
Blount International Inc.(a)	462,045	3,978,207
Ceradyne Inc.(a)	311,040	5,492,966
China Fire & Security Group Inc.(a)(b)	168,642	2,052,373
CLARCOR Inc.	614,186	17,928,089
Colfax Corp.(a)	285,123	2,201,150
Eastman Kodak Co.	3,234,521	9,574,182
EnPro Industries Inc.(a)	240,671	4,334,485
ESCO Technologies Inc.(a)	316,168	14,164,326
Federal Signal Corp.	586,991	4,490,481
Flanders Corp.(a)	201,532	1,231,361
FreightCar America Inc.	143,567	2,413,361
GenTek Inc.(a)	106,118	2,369,615
GP Strategies Corp.(a)	192,919	1,136,293

Griffon Corp.(a)	523,692	4,357,117
Hexcel Corp.(a)	1,164,513	11,097,809
Koppers Holdings Inc.	246,378	6,496,988
Lancaster Colony Corp.	231,463	10,200,574
LSB Industries Inc.(a)	207,777	3,359,754
Matthews International Corp. Class A	367,058	11,422,845
Myers Industries Inc.	379,490	3,157,357
PMFG Inc.(a)	160,102	1,410,499
Polypore International Inc.(a)	272,677	3,032,168
Portec Rail Products Inc.	81,357	801,366
Raven Industries Inc.	193,010	4,941,056
Smith & Wesson Holding Corp.(a)	641,135	3,641,647
Standex International Corp.	148,681	1,724,700
Sturm, Ruger & Co. Inc.	229,469	2,854,594
Tredegar Corp.	356,278	4,745,623

		195,496,012
MEDIA—0.44%
Acacia Research Corp. - Acacia Technologies Group(a)	385,073	3,030,525
Belo Corp. Class A	1,074,631	1,923,589
CKX Inc.(a)	701,802	4,975,776
Courier Corp.	123,844	1,889,859
Crown Media Holdings Inc. Class A(a)(b)	137,796	230,119
DG FastChannel Inc.(a)(b)	219,626	4,019,156
Dolan Media Co.(a)	361,090	4,618,341
E.W. Scripps Co. (The) Class A	341,158	713,020
Fisher Communications Inc.	71,088	909,216
Journal Communications Inc. Class A	496,941	521,788
Lin TV Corp. Class A(a)	329,269	553,172
LodgeNet Interactive Corp.(a)	241,711	821,817
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	324,267	992,257
Mediacom Communications Corp. Class A(a)	472,999	2,417,025
Outdoor Channel Holdings Inc.(a)	177,924	1,049,752
Playboy Enterprises Inc. Class B(a)	262,076	657,811
PRIMEDIA Inc.	204,231	410,504
Scholastic Corp.	271,585	5,374,667
Sinclair Broadcast Group Inc. Class A	512,373	994,004
Value Line Inc.	16,520	543,012
World Wrestling Entertainment Inc.	263,449	3,308,919

		39,954,329
METAL FABRICATE & HARDWARE—0.84%
A.M. Castle & Co.	200,352	2,420,252
Ampco-Pittsburgh Corp.	102,363	2,400,412
CIRCOR International Inc.	204,608	4,830,795
Dynamic Materials Corp.	154,884	2,986,164
Eastern Co. (The)	73,057	1,205,441
Hawk Corp. Class A(a)	67,137	929,847
Haynes International Inc.(a)	145,085	3,438,515
Kaydon Corp.	400,818	13,050,634
L.B. Foster Co. Class A(a)	122,168	3,673,592
Ladish Co. Inc.(a)	191,539	2,484,261
Lawson Products Inc.	48,839	694,002
Mueller Industries Inc.	447,989	9,318,171
Mueller Water Products Inc. Class A	1,394,010	5,213,597
North American Galvanizing & Coatings Inc.(a)	152,093	921,684
Northwest Pipe Co.(a)	111,290	3,868,440
Omega Flex Inc.	35,810	542,880
RBC Bearings Inc.(a)	261,733	5,352,440
Sun Hydraulics Corp.(b)	149,376	2,415,410
TriMas Corp.(a)	188,333	634,682
Worthington Industries Inc.	726,475	9,291,615

		75,672,834

MINING—0.76%
Allied Nevada Gold Corp.(a)(b)	529,036	4,264,030
AMCOL International Corp.	284,044	6,129,670
Brush Engineered Materials Inc.(a)	243,078	4,071,557
Century Aluminum Co.(a)	547,669	3,411,978
Coeur d’Alene Mines Corp.(a)	827,847	10,182,518
General Moly Inc.(a)(b)	766,742	1,702,167
Hecla Mining Co.(a)(b)	2,628,184	7,043,533
Horsehead Holding Corp.(a)	424,842	3,165,073
Kaiser Aluminum Corp.	185,835	6,673,335
Paramount Gold and Silver Corp.(a)	763,024	1,159,796
RTI International Metals Inc.(a)(b)	278,685	4,924,364
Stillwater Mining Co.(a)	492,318	2,811,136
United States Lime & Minerals Inc.(a)	21,884	928,319
Uranerz Energy Corp.(a)	551,292	1,036,429
Uranium Energy Corp.(a)	558,593	1,619,920
US Gold Corp.(a)	960,668	2,536,164
USEC Inc.(a)(b)	1,354,875	7,207,935

		68,867,924
MISCELLANEOUS - MANUFACTURING—0.05%
John Bean Technologies Corp.	331,940	4,155,889

		4,155,889
OFFICE FURNISHINGS—0.36%
Herman Miller Inc.	648,812	9,952,776
HNI Corp.(b)	541,302	9,775,914
Interface Inc. Class A	585,027	3,627,167
Knoll Inc.	566,787	4,296,245
Steelcase Inc. Class A	860,841	5,010,095

		32,662,197
OIL & GAS—2.03%
Alon USA Energy Inc.	97,766	1,011,878
Apco Argentina Inc.	111,669	2,147,395
Approach Resources Inc.(a)	146,927	1,013,796
Arena Resources Inc.(a)	460,969	14,681,863
Atlas America Inc.(b)	409,912	7,325,127
ATP Oil & Gas Corp.(a)(b)	344,020	2,394,379
Berry Petroleum Co. Class A	516,247	9,597,032
Bill Barrett Corp.(a)(b)	463,195	12,719,335
BPZ Resources Inc.(a)(b)	929,564	4,545,568
Brigham Exploration Co.(a)	999,754	3,489,141
Bronco Drilling Co. Inc.(a)	284,682	1,218,439
Carrizo Oil & Gas Inc.(a)(b)	336,376	5,768,848
Cheniere Energy Inc.(a)(b)	677,171	1,990,883
Clayton Williams Energy Inc.(a)	70,790	1,335,807
Contango Oil & Gas Co.(a)	146,005	6,203,752
CREDO Petroleum Corp.(a)	85,999	918,469
Crosstex Energy Inc.(b)	487,090	2,026,294
Cubic Energy Inc.(a)	331,115	357,604
CVR Energy Inc.(a)	277,229	2,032,089
Delek US Holdings Inc.	152,354	1,291,962
Delta Petroleum Corp.(a)(b)	2,143,873	4,137,675
Endeavour International Corp.(a)	1,393,296	1,894,883
FX Energy Inc.(a)	513,959	1,947,905
GeoResources Inc.(a)(b)	88,681	904,546
GMX Resources Inc.(a)(b)	295,759	3,146,876
Goodrich Petroleum Corp.(a)(b)	295,335	7,262,288
Gran Tierra Energy Inc.(a)	2,456,950	8,476,478
Gulfport Energy Corp.(a)	315,897	2,163,894

Harvest Natural Resources Inc.(a)	397,387	1,752,477
Isramco Inc.(a)	13,188	1,404,918
McMoRan Exploration Co.(a)(b)	750,179	4,471,067
Northern Oil and Gas Inc.(a)	339,409	2,162,035
Oilsands Quest Inc.(a)(b)	2,336,284	2,242,833
Panhandle Oil and Gas Inc.	86,751	1,702,922
Parallel Petroleum Corp.(a)	498,091	966,297
Parker Drilling Co.(a)	1,399,508	6,073,865
Penn Virginia Corp.	547,379	8,960,594
PetroCorp Inc. Escrow(c)	26,106	3
Petroleum Development Corp.(a)	179,187	2,811,444
PetroQuest Energy Inc.(a)	516,055	1,904,243
Pioneer Drilling Co.(a)	516,239	2,472,785
PrimeEnergy Corp.(a)	6,844	245,084
Rex Energy Corp.(a)	305,107	1,739,110
Rosetta Resources Inc.(a)	630,178	5,514,058
Stone Energy Corp.(a)	417,237	3,095,899
SulphCo Inc.(a)(b)	831,484	764,965
Swift Energy Co.(a)(b)	375,796	6,257,003
Toreador Resources Corp.	248,731	1,666,498
VAALCO Energy Inc.(a)	701,939	2,969,202
Vantage Drilling Co.(a)	365,784	640,122
Venoco Inc.(a)	216,936	1,663,899
W&T Offshore Inc.	409,250	3,986,095
Warren Resources Inc.(a)	708,517	1,735,867
Western Refining Inc.(a)(b)	379,257	2,677,554
Zion Oil & Gas Inc.(a)	142,569	1,514,083

		183,399,128
OIL & GAS SERVICES—1.26%
Allis-Chalmers Energy Inc.(a)	710,209	1,640,583
Basic Energy Services Inc.(a)	272,360	1,860,219
Boots & Coots Inc.(a)	940,159	1,306,821
Cal Dive International Inc.(a)	539,979	4,660,019
CARBO Ceramics Inc.	232,534	7,952,663
Complete Production Services Inc.(a)	703,049	4,471,392
Dawson Geophysical Co.(a)	93,916	2,803,393
Dril-Quip Inc.(a)	350,725	13,362,623
Geokinetics Inc.(a)	70,268	959,158
Global Industries Ltd.(a)	1,203,055	6,809,291
Gulf Island Fabrication Inc.	147,274	2,331,347
Hercules Offshore Inc.(a)	1,061,037	4,212,317
Hornbeck Offshore Services Inc.(a)	276,393	5,912,046
ION Geophysical Corp.(a)(b)	1,078,754	2,772,398
Key Energy Services Inc.(a)	1,490,540	8,585,510
Lufkin Industries Inc.	179,175	7,534,309
Matrix Service Co.(a)	315,187	3,618,347
NATCO Group Inc. Class A(a)	240,234	7,908,503
Natural Gas Services Group Inc.(a)	145,594	1,936,400
Newpark Resources Inc.(a)	1,068,256	3,044,530
RPC Inc.(b)	339,126	2,831,702
Superior Well Services Inc.(a)	167,547	996,905
T-3 Energy Services Inc.(a)	151,345	1,802,519
Tetra Technologies Inc.(a)	907,464	7,223,413
TGC Industries Inc.(a)	161,857	788,244
Union Drilling Inc.(a)	119,256	789,475
Willbros Group Inc.(a)	475,983	5,954,547

		114,068,674
PACKAGING & CONTAINERS—0.25%
AEP Industries Inc.(a)	64,477	1,701,548
Astronics Corp.(a)	113,170	1,175,836
BWAY Holding Co.(a)	90,707	1,590,094
Graphic Packaging Holding Co.(a)	1,348,618	2,467,971
Silgan Holdings Inc.	322,485	15,811,440

		22,746,889

PHARMACEUTICALS—3.75%
Accelrys Inc.(a)	328,119	1,939,183
Acura Pharmaceuticals Inc.(a)(b)	96,567	577,471
Adolor Corp.(a)	567,320	998,483
Akorn Inc.(a)(b)	676,339	811,607
Alkermes Inc.(a)	1,140,005	12,334,854
Allos Therapeutics Inc.(a)	752,120	6,235,075
Alnylam Pharmaceuticals Inc.(a)(b)	434,462	9,675,469
Amicus Therapeutics Inc.(a)	185,395	2,122,773
Ardea Biosciences Inc.(a)(b)	171,171	2,694,232
Array BioPharma Inc.(a)	588,820	1,848,895
Auxilium Pharmaceuticals Inc.(a)	515,009	16,160,982
AVANIR Pharmaceuticals Inc. Class A(a)	730,536	1,621,790
AVI BioPharma Inc.(a)	925,263	1,461,916
Biodel Inc.(a)(b)	182,123	939,755
BioDelivery Sciences International Inc.(a)	112,291	748,981
BioScrip Inc.(a)	504,582	2,987,125
BioSpecifics Technologies Corp.(a)	44,160	1,052,333
Cadence Pharmaceuticals Inc.(a)(b)	296,318	2,960,217
Caraco Pharmaceutical Laboratories Ltd.(a)	129,817	398,538
Catalyst Health Solutions Inc.(a)	442,217	11,028,892
Chelsea Therapeutics International Ltd.(a)	289,725	1,219,742
China Sky One Medical Inc.(a)(b)	125,450	1,691,066
Clarient Inc.(a)	359,338	1,336,737
Cornerstone Therapeutics Inc.(a)	77,816	854,420
Cubist Pharmaceuticals Inc.(a)	695,200	12,743,016
Cypress Bioscience Inc.(a)(b)	458,756	4,321,482
Depomed Inc.(a)	616,990	2,005,218
Discovery Laboratories Inc.(a)	1,440,478	1,483,692
DURECT Corp.(a)	1,005,640	2,393,423
Dyax Corp.(a)	708,672	1,516,558
Emergent BioSolutions Inc.(a)	196,484	2,815,616
Hemispherx Biopharma Inc.(a)	1,333,548	3,387,212
Hi-Tech Pharmacal Co. Inc.(a)	99,205	882,925
Idenix Pharmaceuticals Inc.(a)(b)	339,916	1,250,891
I-Flow Corp.(a)	262,595	1,822,409
Impax Laboratories Inc.(a)	731,367	5,382,861
Infinity Pharmaceuticals Inc.(a)	219,332	1,280,899
Insmed Inc.(a)	1,503,901	1,503,901
Inspire Pharmaceuticals Inc.(a)	509,356	2,832,019
Isis Pharmaceuticals Inc.(a)(b)	1,123,453	18,536,975
ISTA Pharmaceuticals Inc.(a)	399,655	1,678,551
Javelin Pharmaceuticals Inc.(a)(b)	614,888	756,312
K-V Pharmaceutical Co. Class A(a)(b)	448,046	1,438,228
Lannett Co. Inc.(a)	123,685	847,242
Ligand Pharmaceuticals Inc. Class B(a)	1,371,766	3,923,251
Mannatech Inc.(b)	192,467	635,141
MannKind Corp.(a)(b)	634,895	5,275,977
MAP Pharmaceuticals Inc.(a)	91,598	1,119,328
Matrixx Initiatives Inc.(a)	111,575	623,704
Medarex Inc.(a)(b)	1,550,568	12,947,243
Medicines Co. (The)(a)	635,811	5,334,454
Medicis Pharmaceutical Corp. Class A	709,843	11,584,638
Medivation Inc.(a)(b)	346,077	7,755,586
MiddleBrook Pharmaceuticals Inc.(a)	445,807	601,839
Myriad Pharmaceuticals Inc.	280,736	1,305,422
Nabi Biopharmaceuticals(a)	630,031	1,524,675
Neogen Corp.(a)	159,384	4,618,948
Neurocrine Biosciences Inc.(a)	478,063	1,544,143

NeurogesX Inc.(a)	126,521	713,578
Noven Pharmaceuticals Inc.(a)	300,358	4,295,119
NPS Pharmaceuticals Inc.(a)	572,278	2,666,815
Nutraceutical International Corp.(a)	133,389	1,385,912
Obagi Medical Products Inc.(a)	207,125	1,509,941
Omega Protein Corp.(a)	223,894	909,010
Onyx Pharmaceuticals Inc.(a)	686,255	19,393,566
Opko Health Inc.(a)(b)	467,372	827,248
Osiris Therapeutics Inc.(a)(b)	201,791	2,710,053
Pain Therapeutics Inc.(a)	418,430	2,246,969
Par Pharmaceutical Companies Inc.(a)	419,416	6,354,152
PetMed Express Inc.(a)(b)	281,273	4,227,533
Pharmasset Inc.(a)	251,974	2,834,708
PharMerica Corp.(a)	367,624	7,216,459
Poniard Pharmaceuticals Inc.(a)	277,166	1,654,681
POZEN Inc.(a)(b)	316,553	2,431,127
Progenics Pharmaceuticals Inc.(a)	321,777	1,657,152
Questcor Pharmaceuticals Inc.(a)	691,698	3,458,490
Repros Therapeutics Inc.(a)	115,785	832,494
Rigel Pharmaceuticals Inc.(a)	442,542	5,363,609
Salix Pharmaceuticals Ltd.(a)	580,841	5,732,901
Santarus Inc.(a)	634,430	1,789,093
Schiff Nutrition International Inc.(a)	138,068	702,766
SciClone Pharmaceuticals Inc.(a)	437,390	1,119,718
SIGA Technologies Inc.(a)	312,070	2,633,871
Spectrum Pharmaceuticals Inc.(a)	394,323	3,016,571
Star Scientific Inc.(a)(b)	913,876	813,350
Sucampo Pharmaceuticals Inc.(a)	131,654	812,305
Synta Pharmaceuticals Corp.(a)(b)	201,313	465,033
Synutra International Inc.(a)(b)	217,520	2,392,720
Theravance Inc.(a)(b)	642,651	9,408,411
USANA Health Sciences Inc.(a)(b)	75,399	2,241,612
Vanda Pharmaceuticals Inc.(a)	321,207	3,780,606
ViroPharma Inc.(a)	933,343	5,534,724
VIVUS Inc.(a)	840,603	5,110,866
XenoPort Inc.(a)	329,370	7,631,503
Zymogenetics Inc.(a)(b)	451,332	2,076,127

		339,325,108
REAL ESTATE—0.18%
American Realty Investors Inc.(a)	31,678	323,116
Avatar Holdings Inc.(a)	74,258	1,349,268
Consolidated-Tomoka Land Co.	65,476	2,296,898
Forestar Group Inc.(a)(b)	432,307	5,135,807
Hilltop Holdings Inc.(a)	477,971	5,673,516
Resource Capital Corp.	253,919	812,541
Transcontinental Realty Investors Inc.(a)	16,835	203,198
United Capital Corp.(a)	23,581	432,004

		16,226,348
REAL ESTATE INVESTMENT TRUSTS—5.14%
Acadia Realty Trust	478,268	6,241,397
Agree Realty Corp.	85,589	1,568,846
Alexander’s Inc.	24,748	6,672,061
American Campus Communities Inc.	629,438	13,960,935
American Capital Agency Corp.(b)	120,582	2,769,769
Anthracite Capital Inc.(b)	933,597	578,830
Anworth Mortgage Asset Corp.	1,225,896	8,838,710
Ashford Hospitality Trust Inc.(b)	745,259	2,094,178
Associated Estates Realty Corp.	177,856	1,060,022
BioMed Realty Trust Inc.	1,182,531	12,097,292
CapLease Inc.	576,559	1,591,303
Capstead Mortgage Corp.	765,880	9,734,335

Care Investment Trust Inc.	154,674	804,305
CBL & Associates Properties Inc.	858,443	4,627,008
Cedar Shopping Centers Inc.	468,270	2,116,580
Cogdell Spencer Inc.	334,887	1,436,665
Colonial Properties Trust(b)	587,898	4,350,445
Cousins Properties Inc.(b)	311,136	2,644,656
DCT Industrial Trust Inc.	2,123,804	8,665,120
Developers Diversified Realty Corp.	1,658,490	8,093,431
DiamondRock Hospitality Co.	1,302,102	8,151,159
DuPont Fabros Technology Inc.	318,842	3,003,492
Dynex Capital Inc.	137,658	1,128,796
EastGroup Properties Inc.	304,092	10,041,118
Education Realty Trust Inc.	343,162	1,472,165
Entertainment Properties Trust(b)	421,565	8,684,239
Equity Lifestyle Properties Inc.	252,435	9,385,533
Equity One Inc.(b)	394,353	5,229,121
Extra Space Storage Inc.	1,041,813	8,699,139
FelCor Lodging Trust Inc.	778,627	1,915,422
First Industrial Realty Trust Inc.(b)	476,688	2,073,593
First Potomac Realty Trust	330,834	3,225,632
Franklin Street Properties Corp.	712,427	9,439,658
Getty Realty Corp.	210,704	3,975,984
Gladstone Commercial Corp.	104,879	1,359,232
Glimcher Realty Trust	409,997	1,188,991
Gramercy Capital Corp.(a)	509,682	820,588
Hatteras Financial Corp.	436,583	12,481,908
Healthcare Realty Trust Inc.	715,381	12,039,862
Hersha Hospitality Trust	512,604	1,271,258
Highwoods Properties Inc.	854,628	19,118,028
Home Properties Inc.(b)	396,968	13,536,609
Inland Real Estate Corp.(b)	846,549	5,925,843
Investors Real Estate Trust	713,619	6,344,073
iStar Financial Inc.	1,200,305	3,408,866
Kilroy Realty Corp.	435,117	8,937,303
Kite Realty Group Trust	556,803	1,625,865
LaSalle Hotel Properties	643,888	7,945,578
Lexington Realty Trust	1,016,993	3,457,776
LTC Properties Inc.	279,462	5,714,998
Medical Properties Trust Inc.(b)	966,341	5,865,690
MFA Financial Inc.	2,686,759	18,592,372
Mid-America Apartment Communities Inc.	340,436	12,497,406
Mission West Properties Inc.	216,077	1,475,806
Monmouth Real Estate Investment Corp. Class A	242,407	1,420,505
National Health Investors Inc.	313,024	8,360,871
National Retail Properties Inc.	964,165	16,728,263
NorthStar Realty Finance Corp.(b)	714,099	2,020,900
Omega Healthcare Investors Inc.	994,157	15,429,317
Parkway Properties Inc.	260,475	3,386,175
Pennsylvania Real Estate Investment Trust(b)	431,840	2,159,200
Post Properties Inc.	534,917	7,189,284
PS Business Parks Inc.	181,917	8,812,059
RAIT Financial Trust(b)	794,790	1,088,862
Ramco-Gershenson Properties Trust	189,891	1,900,809
Redwood Trust Inc.(b)	934,851	13,798,401
Saul Centers Inc.	77,340	2,286,944
Sovran Self Storage Inc.	273,407	6,725,812
Strategic Hotels & Resorts Inc.	899,057	997,953
Sun Communities Inc.	198,950	2,741,531
Sunstone Hotel Investors Inc.(b)	906,270	4,848,545
Tanger Factory Outlet Centers Inc.(b)	443,992	14,398,661
UMH Properties Inc.	107,136	853,874
Universal Health Realty Income Trust	133,647	4,212,553

Urstadt Biddle Properties Inc. Class A	245,848	3,461,540
U-Store-It Trust	600,774	2,943,793
Walter Investment Management Corp.(a)	215,016	2,855,412
Washington Real Estate Investment Trust(b)	702,726	15,719,981
Winthrop Realty Trust	140,182	1,251,825

		465,572,061
RETAIL—5.94%
AFC Enterprises Inc.(a)	304,839	2,057,663
Allion Healthcare Inc.(a)	238,971	1,421,877
America’s Car-Mart Inc.(a)	119,549	2,450,755
AnnTaylor Stores Corp.(a)	706,367	5,636,809
Asbury Automotive Group Inc.	387,681	3,969,853
Bebe Stores Inc.	287,855	1,980,442
Big 5 Sporting Goods Corp.	259,196	2,866,708
BJ’s Restaurants Inc.(a)	236,158	3,983,985
Bob Evans Farms Inc.	370,246	10,640,870
Books-A-Million Inc.	85,957	611,154
Borders Group Inc.(a)	588,447	2,165,485
Brown Shoe Co. Inc.	500,954	3,626,907
Buckle Inc. (The)	307,586	9,772,007
Buffalo Wild Wings Inc.(a)(b)	216,861	7,052,320
Build-A-Bear Workshop Inc.(a)	205,853	920,163
Cabela’s Inc.(a)(b)	481,131	5,917,911
California Pizza Kitchen Inc.(a)	232,825	3,094,244
Caribou Coffee Co. Inc.(a)	80,061	513,992
Carrols Restaurant Group Inc.(a)	134,480	895,637
Casey’s General Stores Inc.	613,190	15,752,851
Cash America International Inc.	356,220	8,331,986
Cato Corp. (The) Class A	333,478	5,815,856
CEC Entertainment Inc.(a)	277,650	8,185,122
Charlotte Russe Holding Inc.(a)	253,041	3,259,168
Charming Shoppes Inc.(a)(b)	1,391,421	5,176,086
Cheesecake Factory Inc. (The)(a)	724,766	12,538,452
Children’s Place Retail Stores Inc. (The)(a)	287,678	7,603,330
Christopher & Banks Corp.	432,136	2,899,633
Citi Trends Inc.(a)	176,975	4,580,113
CKE Restaurants Inc.	588,376	4,989,428
Coldwater Creek Inc.(a)	688,075	4,169,735
Collective Brands Inc.(a)	772,711	11,258,399
Conn’s Inc.(a)(b)	119,931	1,499,138
Cracker Barrel Old Country Store Inc.(b)	272,641	7,606,684
Denny’s Corp.(a)	1,157,492	2,488,608
Destination Maternity Corp.(a)	57,751	963,287
Dillard’s Inc. Class A(b)	617,449	5,680,531
DineEquity Inc.(b)	212,016	6,612,779
Domino’s Pizza Inc.(a)	443,801	3,324,069
Dress Barn Inc.(a)(b)	541,414	7,742,220
DSW Inc. Class A(a)(b)	145,845	1,436,573
Einstein Noah Restaurant Group Inc.(a)	58,493	505,964
EZCORP Inc.(a)	545,573	5,881,277
FGX International Holdings Ltd.(a)	175,496	1,997,144
Finish Line Inc. (The) Class A	509,485	3,780,379
First Cash Financial Services Inc.(a)	276,888	4,851,078
Fred’s Inc. Class A	482,788	6,083,129
Fuqi International Inc.(a)(b)	117,341	2,430,132
Gander Mountain Co.(a)	63,158	378,948
Genesco Inc.(a)	231,594	4,347,019
Group 1 Automotive Inc.(b)	290,234	7,551,889
Haverty Furniture Companies Inc.(b)	213,179	1,950,588
hhgregg Inc.(a)	131,966	2,000,605
Hibbett Sports Inc.(a)(b)	344,502	6,201,036
Hot Topic Inc.(a)	530,472	3,877,750

HSN Inc.(a)	478,851	5,061,455
Insight Enterprises Inc.(a)	552,830	5,340,338
J. Crew Group Inc.(a)(b)	606,607	16,390,521
Jack in the Box Inc.(a)	688,609	15,459,272
Jo-Ann Stores Inc.(a)	318,958	6,592,862
Jos. A. Bank Clothiers Inc.(a)(b)	220,567	7,600,739
Kenneth Cole Productions Inc. Class A	89,992	632,644
Kirkland’s Inc.(a)	149,271	1,792,745
Krispy Kreme Doughnuts Inc.(a)(b)	703,775	2,111,325
Landry’s Restaurants Inc.(a)(b)	87,380	751,468
Lithia Motors Inc. Class A	201,968	1,866,184
Luby’s Inc.(a)	252,674	1,025,856
lululemon athletica inc.(a)(b)	490,178	6,387,019
Lumber Liquidators Inc.(a)	173,924	2,741,042
McCormick & Schmick’s Seafood Restaurants Inc.(a)	178,398	1,357,609
Men’s Wearhouse Inc. (The)	628,417	12,053,038
Movado Group Inc.	194,942	2,054,689
New York & Co. Inc.(a)	300,156	927,482
99 Cents Only Stores(a)(b)	565,188	7,675,253
Nu Skin Enterprises Inc. Class A	596,155	9,121,172
O’Charley’s Inc.	208,667	1,930,170
OfficeMax Inc.	919,873	5,776,802
P.F. Chang’s China Bistro Inc.(a)(b)	285,931	9,166,948
Pacific Sunwear of California Inc.(a)	791,773	2,668,275
Pantry Inc. (The)(a)	270,870	4,496,442
Papa John’s International Inc.(a)	262,850	6,516,052
PC Connection Inc.(a)	116,854	613,484
PC Mall Inc.(a)	126,417	854,579
Pep Boys - Manny, Moe & Jack (The)	587,024	5,952,423
Pier 1 Imports Inc.(a)	1,089,683	2,168,469
PriceSmart Inc.	192,453	3,223,588
Red Robin Gourmet Burgers Inc.(a)	187,134	3,508,763
Regis Corp.	529,058	9,210,900
Retail Ventures Inc.(a)	304,762	664,381
Rex Stores Corp.(a)	88,456	889,867
Ruby Tuesday Inc.(a)	636,517	4,239,203
Rush Enterprises Inc. Class A(a)	385,066	4,486,019
Ruth’s Hospitality Group Inc.(a)	240,353	882,096
Saks Inc.(a)	1,432,801	6,347,308
Sally Beauty Holdings Inc.(a)	1,132,872	7,205,066
School Specialty Inc.(a)(b)	226,532	4,578,212
Shoe Carnival Inc.(a)	109,890	1,310,988
Sonic Automotive Inc.(b)	285,465	2,900,324
Sonic Corp.(a)	732,303	7,344,999
Sport Supply Group Inc.	112,692	968,024
Stage Stores Inc.	457,660	5,080,026
Steak n Shake Co. (The)(a)	293,258	2,563,075
Stein Mart Inc.(a)	307,790	2,727,019
Susser Holdings Corp.(a)	93,373	1,044,844
Syms Corp.(a)	80,591	605,238
Systemax Inc.(a)(b)	122,780	1,462,310
Talbots Inc. (The)(b)	291,683	1,575,088
Texas Roadhouse Inc. Class A(a)(b)	603,009	6,578,828
Titan Machinery Inc.(a)(b)	155,899	1,978,358
Tractor Supply Co.(a)(b)	432,979	17,890,692
Tuesday Morning Corp.(a)	362,013	1,219,984
Tween Brands Inc.(a)	298,577	1,994,494
Ulta Salon Cosmetics & Fragrance Inc.(a)	333,352	3,706,874
Under Armour Inc. Class A(a)(b)	399,414	8,938,885
West Marine Inc.(a)	174,974	964,107
Wet Seal Inc. Class A(a)	1,168,602	3,587,608
World Fuel Services Corp.	355,474	14,656,193
Zale Corp.(a)(b)	285,314	981,480
Zumiez Inc.(a)(b)	243,926	1,953,847

		537,684,813

SAVINGS & LOANS—1.21%
Abington Bancorp Inc.	264,930	2,108,843
Astoria Financial Corp.	1,031,252	8,848,142
BankFinancial Corp.	262,499	2,325,741
Beneficial Mutual Bancorp Inc.(a)	394,992	3,791,923
Berkshire Hills Bancorp Inc.	165,129	3,431,381
Brookline Bancorp Inc.	711,828	6,634,237
Brooklyn Federal Bancorp Inc.	39,112	440,010
Cape Bancorp. Inc.(a)	144,090	1,243,497
Cheviot Financial Corp.	34,256	274,048
Chicopee Bancorp Inc.(a)	79,058	1,025,382
Clifton Savings Bancorp Inc.	113,499	1,221,249
Danvers Bancorp Inc.	209,591	2,818,999
Dime Community Bancshares Inc.	311,143	2,834,513
ESB Financial Corp.	112,489	1,475,856
ESSA Bancorp Inc.	184,611	2,523,632
First Defiance Financial Corp.	99,363	1,291,719
First Financial Holdings Inc.	143,189	1,345,977
First Financial Northwest Inc.	223,486	1,747,661
Flagstar Bancorp Inc.(a)(b)	794,372	540,173
Flushing Financial Corp.	262,111	2,450,738
Fox Chase Bancorp Inc.(a)	65,938	632,345
Heritage Financial Group	24,514	210,085
Home Bancorp Inc.(a)	109,287	1,304,887
Home Federal Bancorp Inc.	204,387	2,082,704
Investors Bancorp Inc.(a)	566,859	5,192,428
Kearny Financial Corp.	219,958	2,516,320
Kentucky First Federal Bancorp	37,168	451,591
Legacy Bancorp Inc.	90,179	1,000,987
Meridian Interstate Bancorp Inc.(a)	121,231	903,171
NASB Financial Inc.	41,408	1,184,269
NewAlliance Bancshares Inc.	1,288,291	14,815,347
Northeast Community Bancorp Inc.	72,053	584,350
Northwest Bancorp Inc.	207,620	3,915,713
OceanFirst Financial Corp.	110,233	1,319,489
Oritani Financial Corp.(a)	123,675	1,695,584
Provident Financial Services Inc.	721,557	6,566,169
Provident New York Bancorp	419,332	3,404,976
Prudential Bancorp Inc. of Pennsylvania	49,087	579,717
Rockville Financial Inc.	102,786	1,125,507
Roma Financial Corp.	101,586	1,294,206
United Financial Bancorp Inc.	198,496	2,743,215
ViewPoint Financial Group	124,144	1,890,713
Waterstone Financial Inc.(a)	87,381	259,522
Westfield Financial Inc.	378,453	3,428,784
WSFS Financial Corp.	74,760	2,041,696

		109,517,496
SEMICONDUCTORS—3.08%
Actel Corp.(a)	314,930	3,379,199
Advanced Analogic Technologies Inc.(a)	517,043	2,373,227
Amkor Technology Inc.(a)(b)	1,317,602	6,232,257
ANADIGICS Inc.(a)	761,033	3,188,728
Applied Micro Circuits Corp.(a)	794,504	6,459,318
ATMI Inc.(a)	378,061	5,871,287
Brooks Automation Inc.(a)	774,938	3,471,722
Cabot Microelectronics Corp.(a)	282,303	7,986,352
Cavium Networks Inc.(a)	437,152	7,348,525
CEVA Inc.(a)	238,877	2,073,452

Cirrus Logic Inc.(a)	786,251	3,538,130
Cohu Inc.	281,199	2,525,167
CSR PLC(a)	524,653	3,021,927
Diodes Inc.(a)	384,379	6,011,688
DSP Group Inc.(a)	274,885	1,858,223
EMCORE Corp.(a)(b)	904,954	1,140,242
Emulex Corp.(a)	1,014,855	9,925,282
Entegris Inc.(a)	1,367,616	3,719,916
Entropic Communications Inc.(a)	634,892	1,428,507
Exar Corp.(a)	424,139	3,049,559
FormFactor Inc.(a)	595,226	10,261,696
GSI Technology Inc.(a)	225,742	871,364
Hittite Microwave Corp.(a)	258,259	8,974,500
Intellon Corp.(a)	255,801	1,087,154
IPG Photonics Corp.(a)	278,213	3,051,997
IXYS Corp.	285,289	2,887,125
Kopin Corp.(a)	814,869	2,990,569
Kulicke and Soffa Industries Inc.(a)	737,495	2,529,608
Lattice Semiconductor Corp.(a)	1,388,250	2,609,910
Micrel Inc.	546,159	3,997,884
Microsemi Corp.(a)	979,142	13,512,160
Microtune Inc.(a)	644,785	1,508,797
MIPS Technologies Inc. Class A(a)	541,582	1,624,746
MKS Instruments Inc.(a)	594,349	7,839,463
Monolithic Power Systems Inc.(a)	408,437	9,153,073
NetLogic Microsystems Inc.(a)(b)	217,883	7,944,014
OmniVision Technologies Inc.(a)	603,553	6,270,916
Pericom Semiconductor Corp.(a)	304,886	2,567,140
Photronics Inc.(a)	505,747	2,048,275
PLX Technology Inc.(a)	411,320	1,550,676
Power Integrations Inc.	287,199	6,832,464
Rubicon Technology Inc.(a)(b)	151,089	2,157,551
Rudolph Technologies Inc.(a)	371,384	2,050,040
Semitool Inc.(a)	277,602	1,282,521
Semtech Corp.(a)	736,096	11,711,287
Silicon Image Inc.(a)	900,031	2,070,071
Skyworks Solutions Inc.(a)	2,020,091	19,756,490
Standard Microsystems Corp.(a)	264,795	5,415,058
Supertex Inc.(a)	131,957	3,313,440
Techwell Inc.(a)	189,306	1,609,101
Tessera Technologies Inc.(a)	586,655	14,836,505
TriQuint Semiconductor Inc.(a)	1,777,313	9,437,532
Ultratech Inc.(a)	284,504	3,502,244
Veeco Instruments Inc.(a)	387,312	4,488,946
Virage Logic Corp.(a)	198,172	891,774
Volterra Semiconductor Corp.(a)	272,889	3,585,761
White Electronic Designs Corp.(a)	280,533	1,298,868
Zoran Corp.(a)	622,598	6,786,318

		278,909,746
SHIPBUILDING—0.01%
Todd Shipyards Corp.	70,590	1,175,324

		1,175,324
SOFTWARE—4.41%
ACI Worldwide Inc.(a)	422,360	5,896,146
Actuate Corp.(a)	538,510	2,574,078
Acxiom Corp.	818,536	7,227,673
Advent Software Inc.(a)	184,296	6,043,066
American Reprographics Co.(a)	438,221	3,645,999
American Software Inc. Class A	271,667	1,564,802
AMICAS Inc.(a)	431,072	1,198,380
ArcSight Inc.(a)	221,756	3,940,604

Avid Technology Inc.(a)(b)	340,050	4,560,071
Blackbaud Inc.	529,398	8,232,139
Blackboard Inc.(a)	381,792	11,018,517
Bottomline Technologies Inc.(a)	303,539	2,734,886
Callidus Software Inc.(a)(b)	315,732	899,836
China TransInfo Technology Corp.(a)	106,057	496,347
CommVault Systems Inc.(a)	501,928	8,321,966
Computer Programs and Systems Inc.	117,269	4,492,575
Concur Technologies Inc.(a)	479,814	14,912,619
CSG Systems International Inc.(a)	423,464	5,606,663
Deltek Inc.(a)	154,644	671,155
DemandTec Inc.(a)	241,727	2,127,198
Digi International Inc.(a)	296,607	2,891,918
DivX Inc.(a)	392,824	2,156,604
Double-Take Software Inc.(a)	206,241	1,783,985
Ebix Inc.(a)	81,521	2,553,238
Eclipsys Corp.(a)	677,647	12,048,564
Epicor Software Corp.(a)	568,973	3,015,557
EPIQ Systems Inc.(a)	390,359	5,992,011
Fair Isaac Corp.	589,238	9,109,619
FalconStor Software Inc.(a)	413,825	1,965,669
GSE Systems Inc.(a)	195,660	1,320,705
inContact Inc.(a)	331,436	908,135
infoGROUP Inc.(a)	411,373	2,348,940
Informatica Corp.(a)	1,051,245	18,070,902
InnerWorkings Inc.(a)(b)	295,964	1,405,829
Interactive Intelligence Inc.(a)	151,891	1,862,184
JDA Software Group Inc.(a)	318,556	4,765,598
Lawson Software Inc.(a)	1,658,440	9,254,095
Logility Inc.(a)	35	244
ManTech International Corp. Class A(a)	264,000	11,362,560
MedAssets Inc.(a)	475,600	9,250,420
MicroStrategy Inc. Class A(a)	109,132	5,480,609
MoneyGram International Inc.(a)	1,010,117	1,798,008
Monotype Imaging Holdings Inc.(a)	265,197	1,805,992
MSC Software Corp.(a)	549,653	3,660,689
NetSuite Inc.(a)(b)	200,975	2,373,515
Omnicell Inc.(a)	380,663	4,092,127
Omniture Inc.(a)	814,880	10,234,893
OpenTV Corp. Class A(a)	1,032,277	1,362,606
OPNET Technologies Inc.	160,340	1,468,714
Parametric Technology Corp.(a)	1,397,856	16,340,937
Pegasystems Inc.	180,962	4,773,778
Pervasive Software Inc.(a)	187,994	1,144,883
Phase Forward Inc.(a)	520,120	7,859,013
Phoenix Technologies Ltd.(a)	356,198	965,297
Progress Software Corp.(a)	481,150	10,185,946
PROS Holdings Inc.(a)	229,800	1,865,976
QAD Inc.	153,691	499,496
Quality Systems Inc.(b)	284,408	16,199,880
Quest Software Inc.(a)	790,791	11,023,627
Renaissance Learning Inc.(b)	79,376	731,053
Rosetta Stone Inc.(a)	75,308	2,066,452
Schawk Inc.	180,333	1,354,301
SeaChange International Inc.(a)	383,535	3,079,786
Smith Micro Software Inc.(a)	342,079	3,359,216
SolarWinds Inc.(a)	146,060	2,408,529
Solera Holdings Inc.(a)	838,666	21,302,116
SPSS Inc.(a)	220,984	7,374,236
Synchronoss Technologies Inc.(a)	228,411	2,802,603
SYNNEX Corp.(a)	232,071	5,799,454
Take-Two Interactive Software Inc.	968,749	9,174,053
Taleo Corp. Class A(a)	376,681	6,881,962

THQ Inc.(a)	814,537	5,832,085
Trident Microsystems Inc.(a)	756,787	1,316,809
Ultimate Software Group Inc.(a)	293,692	7,119,094
Unica Corp.(a)	174,052	953,805
VeriFone Holdings Inc.(a)(b)	869,881	6,532,806
Wind River Systems Inc.(a)	834,672	9,565,341

		399,021,184
STORAGE & WAREHOUSING—0.07%
Mobile Mini Inc.(a)	427,620	6,273,185

		6,273,185
TELECOMMUNICATIONS—4.90%
Acme Packet Inc.(a)	468,432	4,740,532
Adaptec Inc.(a)	1,470,760	3,897,514
ADC Telecommunications Inc.(a)	1,165,226	9,275,199
ADTRAN Inc.	666,544	14,310,700
Airvana Inc.(a)	301,854	1,922,810
Alaska Communications Systems Group Inc.(b)	532,525	3,898,083
Anaren Inc.(a)	175,010	3,094,177
Anixter International Inc.(a)	359,125	13,499,509
Applied Signal Technology Inc.	156,586	3,994,509
ARRIS Group Inc.(a)	1,494,734	18,175,965
Aruba Networks Inc.(a)	710,026	6,205,627
Atheros Communications Inc.(a)(b)	736,562	14,171,453
Atlantic Tele-Network Inc.	107,724	4,232,476
BigBand Networks Inc.(a)	427,331	2,209,301
Black Box Corp.	211,491	7,078,604
Cbeyond Inc.(a)	279,121	4,005,386
Centennial Communications Corp.(a)	1,024,833	8,567,604
Cincinnati Bell Inc.(a)	2,590,971	7,358,358
Communications Systems Inc.	74,779	732,834
Comtech Telecommunications Corp.(a)	339,238	10,814,907
Consolidated Communications Holdings Inc.	280,775	3,287,875
CPI International Inc.(a)	87,752	762,565
D&E Communications Inc.	173,572	1,775,642
DigitalGlobe Inc.(a)	177,354	3,405,197
EMS Technologies Inc.(a)	183,331	3,831,618
Extreme Networks Inc.(a)	1,069,085	2,138,170
FairPoint Communications Inc.(b)	1,060,188	636,113
FiberNet Telecom Group Inc.(a)	71,879	892,737
General Communication Inc. Class A(a)	506,599	3,510,731
GeoEye Inc.(a)(b)	223,736	5,271,220
Global Crossing Ltd.(a)	349,622	3,209,530
Globecomm Systems Inc.(a)	255,084	1,834,054
Harmonic Inc.(a)	1,153,602	6,794,716
Harris Stratex Networks Inc.(a)	691,652	4,481,905
Hickory Tech Corp.	159,641	1,226,043
Hughes Communications Inc.(a)	107,280	2,449,202
Infinera Corp.(a)(b)	1,012,570	9,244,764
InterDigital Inc.(a)	527,229	12,885,477
Iowa Telecommunications Services Inc.	394,260	4,932,193
iPCS Inc.(a)	204,683	3,062,058
Ixia(a)	378,187	2,548,980
Knology Inc.(a)	358,162	3,090,938
KVH Industries Inc.(a)	171,020	1,168,067
Loral Space & Communications Inc.(a)	129,006	3,321,905
MasTec Inc.(a)	628,121	7,361,578
NETGEAR Inc.(a)	414,584	5,974,155
Network Equipment Technologies Inc.(a)	357,131	1,521,378
Neutral Tandem Inc.(a)	395,763	11,682,924
Newport Corp.(a)	436,061	2,524,793
Novatel Wireless Inc.(a)	366,706	3,307,688

NTELOS Holdings Corp.	364,068	6,706,133
Oplink Communications Inc.(a)	246,607	2,811,320
Opnext Inc.(a)	331,088	708,528
PAETEC Holding Corp.(a)	1,479,997	3,995,992
ParkerVision Inc.(a)(b)	359,656	1,100,547
Plantronics Inc.	589,730	11,151,794
Polycom Inc.(a)	1,011,424	20,501,564
Powerwave Technologies Inc.(a)	1,589,495	2,559,087
Preformed Line Products Co.	27,327	1,204,028
Premiere Global Services Inc.(a)	732,177	7,936,799
RCN Corp.(a)	439,686	2,624,925
RF Micro Devices Inc.(a)	3,207,639	12,060,723
SAVVIS Inc.(a)(b)	435,741	4,993,592
Shenandoah Telecommunications Co.	286,376	5,810,569
ShoreTel Inc.(a)	535,636	4,285,088
Sonus Networks Inc.(a)	2,485,975	4,002,420
Starent Networks Corp.(a)(b)	472,408	11,531,479
SureWest Communications(a)	174,779	1,829,936
Switch & Data Facilities Co. Inc.(a)	245,244	2,876,712
Sycamore Networks Inc.(a)	2,331,985	7,299,113
Symmetricom Inc.(a)	525,981	3,034,910
Syniverse Holdings Inc.(a)	825,700	13,235,971
Tekelec(a)	802,967	13,513,935
3Com Corp.(a)	4,674,776	22,018,195
USA Mobility Inc.	272,459	3,476,577
UTStarcom Inc.(a)(b)	1,363,533	2,222,559
Viasat Inc.(a)	313,146	8,029,063
Virgin Mobile USA Inc. Class A(a)	457,846	1,840,541

		443,681,864
TEXTILES—0.12%
G&K Services Inc. Class A	222,930	4,714,970
UniFirst Corp.	170,238	6,327,746

		11,042,716
TOYS, GAMES & HOBBIES—0.09%
JAKKS Pacific Inc.(a)	336,665	4,319,412
LeapFrog Enterprises Inc.(a)	406,557	931,016
RC2 Corp.(a)	207,938	2,751,020

		8,001,448
TRANSPORTATION—1.93%
Air Transport Services Group Inc.(a)	668,293	1,550,440
American Commercial Lines Inc.(a)	109,007	1,687,428
Arkansas Best Corp.	305,067	8,038,515
Atlas Air Worldwide Holdings Inc.(a)	206,333	4,784,862
Bristow Group Inc.(a)(b)	351,641	10,419,123
CAI International Inc.(a)	118,935	606,569
Celadon Group Inc.(a)	266,146	2,232,965
DHT Maritime Inc.	597,796	3,114,517
Dynamex Inc.(a)	117,419	1,807,078
Eagle Bulk Shipping Inc.(b)	566,543	2,657,087
Forward Air Corp.	348,977	7,440,190
Genco Shipping & Trading Ltd.(b)	310,455	6,743,083
General Maritime Corp.(b)	587,970	5,815,023
Genesee & Wyoming Inc. Class A(a)	395,249	10,478,051
Golar LNG Ltd.	389,654	3,331,542
GulfMark Offshore Inc.(a)	274,402	7,573,495
Heartland Express Inc.	608,140	8,951,821
Horizon Lines Inc. Class A(b)	362,861	1,400,643
Hub Group Inc. Class A(a)	448,002	9,246,761
International Shipholding Corp.	66,090	1,781,786
Knight Transportation Inc.(b)	689,438	11,410,199

Knightsbridge Tankers Ltd.	206,022	2,810,140
Marten Transport Ltd.(a)	185,279	3,846,392
Nordic American Tanker Shipping Ltd.(b)	509,124	16,200,326
Old Dominion Freight Line Inc.(a)(b)	335,457	11,261,291
Pacer International Inc.	416,047	927,785
Patriot Transportation Holding Inc.(a)(b)	15,361	1,120,278
PHI Inc.(a)	160,242	2,746,548
Saia Inc.(a)	162,815	2,932,298
Ship Finance International Ltd.(b)	524,442	5,784,595
TBS International Ltd.(a)(b)	160,928	1,256,848
Teekay Tankers Ltd. Class A(b)	126,253	1,172,890
Ultrapetrol (Bahamas) Ltd.(a)	259,394	1,149,115
Universal Truckload Services Inc.	71,579	1,120,211
USA Truck Inc.(a)	95,176	1,287,731
Werner Enterprises Inc.	513,704	9,308,316
YRC Worldwide Inc.(a)(b)	714,897	1,236,772

		175,232,714
TRUCKING & LEASING—0.15%
Aircastle Ltd.	565,396	4,155,661
AMERCO(a)	107,746	4,002,764
Greenbrier Companies Inc. (The)	201,088	1,445,823
TAL International Group Inc.	182,253	1,986,558
Textainer Group Holdings Ltd.	110,238	1,266,635
Willis Lease Finance Corp.(a)	57,879	759,372

		13,616,813
WATER—0.44%
American States Water Co.	222,865	7,720,044
Artesian Resources Corp. Class A	75,900	1,209,087
California Water Service Group	236,962	8,729,680
Connecticut Water Service Inc.	104,074	2,257,365
Consolidated Water Co. Ltd.	175,029	2,774,210
Middlesex Water Co.	162,521	2,348,428
Pennichuck Corp.	52,097	1,187,812
PICO Holdings Inc.(a)	227,189	6,520,324
SJW Corp.	155,662	3,533,527
Southwest Water Co.	301,021	1,661,636
York Water Co.	139,640	2,140,681

		40,082,794

TOTAL COMMON STOCKS
(Cost: $14,439,799,478)		9,036,360,988

Security	Shares	Value

WARRANTS—0.00%

ENERGY - ALTERNATE SOURCES—0.00%
GreenHunter Energy Inc. (Expires 9/14/11)(a)(b)(c)	4,082	0

		0
TELECOMMUNICATIONS—0.00%
Lantronix Inc.(a)(c)	1,219	0

		0

TOTAL WARRANTS
(Cost: $0)		0

Security	Shares	Value

SHORT-TERM INVESTMENTS—10.46%

MONEY MARKET FUNDS—10.46%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40%(d)(e)(f)	792,424,331	792,424,331
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32%(d)(e)(f)	138,225,605	138,225,605
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%(d)(e)	16,705,836	16,705,836

		947,355,772

TOTAL SHORT-TERM INVESTMENTS
(Cost: $947,355,772)		947,355,772

TOTAL INVESTMENTS IN SECURITIES—110.24%
(Cost: $15,387,155,250)		9,983,716,760
Other Assets, Less Liabilities—(10.24)%		(927,451,692)

NET ASSETS—100.00%		$9,056,265,068

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2009

Security	Shares	Value

COMMON STOCKS—99.87%

ADVERTISING—0.08%
APAC Customer Services Inc.(a)	176,854	$907,261
inVentiv Health Inc.(a)	78,074	1,056,341
Marchex Inc. Class B	76,690	258,445

		2,222,047
AEROSPACE & DEFENSE—0.93%
AAR Corp.(a)(b)	23,537	377,769
AeroVironment Inc.(a)	94,047	2,902,290
Argon ST Inc.(a)	81,347	1,673,308
Esterline Technologies Corp.(a)	68,127	1,844,198
GenCorp Inc.(a)	360,470	688,498
HEICO Corp.	163,586	5,931,628
Kaman Corp.	156,440	2,612,548
LMI Aerospace Inc.(a)	30,905	312,759
Orbital Sciences Corp.(a)	399,564	6,061,386
Teledyne Technologies Inc.(a)	83,647	2,739,439

		25,143,823
AGRICULTURE—0.39%
AgFeed Industries Inc.(a)(b)	193,338	1,146,494
Alico Inc.	22,991	690,190
Alliance One International Inc.(a)	426,280	1,619,864
Cadiz Inc.(a)	87,041	838,205
Tejon Ranch Co.(a)	76,767	2,033,558
Universal Corp.	13,282	439,767
Vector Group Ltd.(b)	261,841	3,741,708

		10,509,786
AIRLINES—0.57%
AirTran Holdings Inc.(a)(b)	849,329	5,257,347
Alaska Air Group Inc.(a)	14,672	267,911
Allegiant Travel Co.(a) (b)	108,604	4,305,063
Hawaiian Holdings Inc.(a)	364,870	2,196,517
Republic Airways Holdings Inc.(a)	49,337	322,171
UAL Corp.(a)(b)	958,894	3,058,872

		15,407,881
APPAREL—2.15%
American Apparel Inc.(a)(b)	233,371	849,470
Carter’s Inc.(a)	315,206	7,757,220
Cherokee Inc.	54,519	1,080,567
Crocs Inc.(a)(b)	215,847	733,880
Deckers Outdoor Corp.(a)	92,886	6,527,099
G-III Apparel Group Ltd.(a)	32,564	374,160
Gymboree Corp.(a)	163,893	5,814,924
K-Swiss Inc. Class A	102,875	874,437
Liz Claiborne Inc.	464,000	1,336,320
Maidenform Brands Inc.(a)	133,040	1,525,969

Oxford Industries Inc.	61,859	720,657
Steven Madden Ltd.(a)	110,705	2,817,442
Timberland Co. Class A(a)	197,850	2,625,469
True Religion Apparel Inc.(a)(b)	179,406	4,000,754
Volcom Inc.(a)(b)	133,149	1,664,362
Warnaco Group Inc. (The)(a)	324,337	10,508,519
Weyco Group Inc.	50,118	1,157,225
Wolverine World Wide Inc.	348,330	7,684,160

		58,052,634
AUTO MANUFACTURERS—0.16%
Force Protection Inc.(a)	495,301	4,378,461

		4,378,461
AUTO PARTS & EQUIPMENT—0.39%
Amerigon Inc. Class A(a)	151,960	926,956
ArvinMeritor Inc.	53,353	234,220
ATC Technology Corp.(a)	103,363	1,498,763
China Automotive Systems Inc.(a)	31,203	171,616
Cooper Tire & Rubber Co.	417,399	4,140,598
Dorman Products Inc.(a)	13,196	182,501
Fuel Systems Solutions Inc.(a)(b)	88,524	1,787,300
Standard Motor Products Inc.	60,195	497,813
Wonder Auto Technology Inc.(a)	102,697	1,040,321

		10,480,088
BANKS—1.37%
Ames National Corp.	21,266	519,103
Arrow Financial Corp.	40,202	1,085,454
Bank of Marin Bancorp	29,080	783,706
Bank of the Ozarks Inc.	6,223	134,603
Bridge Bancorp Inc.	36,617	996,715
Bryn Mawr Bank Corp.	8,977	169,396
Cardinal Financial Corp.	95,806	750,161
Cass Information Systems Inc.	58,994	1,931,464
Cathay General Bancorp	148,581	1,413,005
Centerstate Banks Inc.	13,727	101,854
Citizens Holding Co.	7,100	221,520
City Holding Co.	10,446	317,141
CNB Financial Corp.	29,414	416,796
Enterprise Financial Services Corp.	37,861	344,156
First Financial Bankshares Inc.	79,698	4,013,591
First of Long Island Corp. (The)	6,136	141,987
Great Southern Bancorp Inc.	16,388	336,773
Hancock Holding Co.	22,893	743,794
Metro Bancorp Inc.(a)	7,575	145,894
Nara Bancorp Inc.	56,274	291,499
Orrstown Financial Services Inc.	17,342	645,816
Park National Corp.	4,587	259,074
Peapack-Gladstone Financial Corp.	9,298	179,358
Penns Woods Bancorp Inc.	15,690	457,207
PrivateBancorp Inc.(b)	161,619	3,594,407
Republic Bancorp Inc. Class A	6,375	144,011
S.Y. Bancorp Inc.	32,136	776,727
Signature Bank(a)	202,462	5,490,769
Southside Bancshares Inc.	21,179	484,364
Suffolk Bancorp(b)	46,576	1,194,209
SVB Financial Group(a)	22,180	603,740
Texas Capital Bancshares Inc.(a)	24,065	372,286
Tompkins Financial Corp.	21,372	1,024,787
TrustCo Bank Corp. NY	201,243	1,189,346
Westamerica Bancorporation(b)	116,805	5,794,696
Wilshire Bancorp Inc.	9,106	52,359

		37,121,768

BEVERAGES—0.26%
Boston Beer Co. Inc. Class A(a)	62,174	1,839,729
Coca-Cola Bottling Co. Consolidated	29,672	1,635,817
Diedrich Coffee Inc.(a)	21,642	514,647
Farmer Brothers Co.	20,366	465,974
National Beverage Corp.(a)	39,546	421,165
Peet’s Coffee & Tea Inc.(a)	80,556	2,030,011

		6,907,343
BIOTECHNOLOGY—4.78%
Acorda Therapeutics Inc.(a)	269,232	7,589,650
Affymax Inc.(a)	98,765	1,820,239
Affymetrix Inc.(a)	433,309	2,569,522
AMAG Pharmaceuticals Inc.(a)	120,571	6,591,617
American Oriental Bioengineering Inc.(a)(b)	159,831	845,506
Arena Pharmaceuticals Inc.(a)	566,489	2,826,780
ARIAD Pharmaceuticals Inc.(a)	622,526	989,816
ArQule Inc.(a)	159,990	982,339
ARYx Therapeutics Inc.(a)	149,246	616,386
BioCryst Pharmaceuticals Inc.(a)	153,761	619,657
BioMimetic Therapeutics Inc.(a)	97,772	903,413
Cambrex Corp.(a)	194,048	799,478
Cardium Therapeutics Inc.(a)	279,300	516,705
Celera Corp.(a)	119,444	911,358
Cell Therapeutics Inc.(a)	3,271,142	5,626,364
Celldex Therapeutics Inc.(a)(b)	73,141	571,963
China-Biotics Inc.(a)	52,350	564,333
Cougar Biotechnology Inc.(a)	106,910	4,592,854
CryoLife Inc.(a)	181,031	1,002,912
Curis Inc.(a)	456,719	726,183
Cytokinetics Inc.(a)	313,332	886,730
Cytori Therapeutics Inc.(a)(b)	194,149	700,878
Enzo Biochem Inc.(a)	173,330	767,852
Enzon Pharmaceuticals Inc.(a)	320,603	2,523,146
Exelixis Inc.(a)(b)	753,675	3,670,397
Facet Biotech Corp.(a)	31,619	293,741
Genomic Health Inc.(a)	99,298	1,720,834
Geron Corp.(a)(b)	314,928	2,415,498
GTx Inc.(a)(b)	134,123	1,237,955
Halozyme Therapeutics Inc.(a)(b)	444,565	3,098,618
Harvard Bioscience Inc.(a)	167,123	660,136
Human Genome Sciences Inc.(a)	961,130	2,748,832
Idera Pharmaceuticals Inc.(a)(b)	154,982	908,195
ImmunoGen Inc.(a)	361,802	3,115,115
Immunomedics Inc.(a)	457,390	1,161,771
Incyte Corp.(a)	504,235	1,658,933
Integra LifeSciences Holdings Corp.(a)	133,314	3,534,154
InterMune Inc.(a)(b)	270,404	4,110,141
Lexicon Pharmaceuticals Inc.(a)	309,116	383,304
Martek Biosciences Corp.	42,467	898,177
Maxygen Inc.(a)	148,473	997,739
Micromet Inc.(a)	299,013	1,489,085
Molecular Insight Pharmaceuticals Inc.(a)(b)	123,095	636,401
Momenta Pharmaceuticals Inc.(a)	249,035	2,995,891
Nanosphere Inc.(a)	73,659	361,666
Nektar Therapeutics(a)	655,347	4,246,649
Novavax Inc.(a)(b)	433,445	1,421,700
OncoGenex Pharmaceutical Inc.(a)	28,755	629,159
Optimer Pharmaceuticals Inc.(a)	202,720	3,034,718
Orexigen Therapeutics Inc.(a)	138,462	710,310
Oxigene Inc.(a)	195,674	426,569

PDL BioPharma Inc.	846,132	6,684,443
Protalix BioTherapeutics Inc.(a)	247,943	1,120,702
Regeneron Pharmaceuticals Inc.(a)	446,454	8,000,456
Repligen Corp.(a)	219,989	1,209,939
RTI Biologics Inc.(a)	139,771	599,618
Sangamo BioSciences Inc.(a)(b)	294,468	1,454,672
Savient Pharmaceuticals Inc.(a)(b)	430,680	5,969,225
Seattle Genetics Inc.(a)	506,984	4,927,884
Sequenom Inc.(a)(b)	431,803	1,688,350
StemCells Inc.(a)	724,458	1,231,579
SuperGen Inc.(a)	271,457	545,629
Vical Inc.(a)	238,530	646,416

		129,190,282
BUILDING MATERIALS—0.49%
AAON Inc.	88,044	1,753,836
Apogee Enterprises Inc.	13,577	166,997
Broadwind Energy Inc.(a)	221,730	2,509,984
Builders FirstSource Inc.(a)	82,363	342,630
Drew Industries Inc.(a)	77,682	945,390
NCI Building Systems Inc.(a)	24,800	65,472
Quanex Building Products Corp.	156,003	1,750,354
Simpson Manufacturing Co. Inc.	208,898	4,516,375
Trex Co. Inc.(a)(b)	96,014	1,283,707

		13,334,745
CHEMICALS—0.78%
American Vanguard Corp.	17,485	197,580
Arch Chemicals Inc.	28,311	696,167
Balchem Corp.	129,800	3,182,696
Chase Corp.	5,582	66,426
China Green Agriculture Inc.(a)	58,890	476,420
Hawkins Inc.	57,934	1,308,150
Landec Corp.(a)	188,032	1,276,737
NewMarket Corp.	71,273	4,798,811
NL Industries Inc.	43,276	319,377
Olin Corp.	52,559	624,927
OMNOVA Solutions Inc.(a)	305,673	996,494
PolyOne Corp.(a)	118,252	320,463
Stepan Co.	47,577	2,101,000
Symyx Technologies Inc.(a)	194,149	1,135,772
W.R. Grace & Co.(a)	150,366	1,860,027
Zep Inc.	152,412	1,836,565

		21,197,612
COAL—0.11%
James River Coal Co.(a)	195,431	2,956,871
Westmoreland Coal Co.(a)	14,791	119,807

		3,076,678
COMMERCIAL SERVICES—9.30%
ABM Industries Inc.	72,998	1,319,074
Administaff Inc.	149,229	3,472,559
Advance America Cash Advance Centers Inc.	289,239	1,281,329
Advisory Board Co. (The)(a)	109,670	2,818,519
American Caresource Holdings Inc.(a)	76,140	284,764
American Public Education Inc.(a)	128,515	5,090,479
AMN Healthcare Services Inc.(a)	229,843	1,466,398
Arbitron Inc.	187,452	2,978,612
Avis Budget Group Inc.(a)	419,912	2,372,503
Bankrate Inc.(a)(b)	88,386	2,230,863
Bridgepoint Education Inc.(a)	97,808	1,662,736
Capella Education Co.(a)	103,076	6,179,406

Cardtronics Inc.(a)	72,348	275,646
CBIZ Inc.(a)	310,128	2,208,111
CDI Corp.	10,005	111,556
Cenveo Inc.(a)	340,446	1,440,087
Chemed Corp.	159,941	6,314,471
ChinaCast Education Corp.(a)	206,795	1,472,380
Coinstar Inc.(a)	213,788	5,708,140
Corinthian Colleges Inc.(a)	566,972	9,598,836
Corporate Executive Board Co. (The)	241,351	5,010,447
CorVel Corp.(a)	53,160	1,210,453
CoStar Group Inc.(a)(b)	140,745	5,611,503
CPI Corp.	35,980	611,300
CRA International Inc.(a)	65,451	1,816,920
Cross Country Healthcare Inc.(a)	20,039	137,668
Deluxe Corp.	196,784	2,520,803
Diamond Management & Technology Consultants Inc.	160,711	674,986
Dollar Financial Corp.(a)	145,239	2,002,846
DynCorp International Inc.(a)	25,064	420,825
Emergency Medical Services Corp. Class A(a)(b)	70,339	2,589,882
Euronet Worldwide Inc.(a)	301,798	5,851,863
ExlService Holdings Inc.(a)	106,965	1,199,078
Exponent Inc.(a)	96,413	2,363,083
Forrester Research Inc.(a)	110,498	2,712,726
Franklin Covey Co.(a)	76,189	474,657
Gartner Inc.(a)(b)	419,589	6,402,928
GEO Group Inc. (The)(a)	290,719	5,401,559
Global Cash Access Inc.(a)	259,680	2,067,053
Grand Canyon Education Inc.(a)	111,497	1,870,920
Great Lakes Dredge & Dock Corp.	262,085	1,252,766
Hackett Group Inc. (The)(a)	137,817	321,114
Healthcare Services Group Inc.	306,600	5,482,008
Heartland Payment Systems Inc.	265,104	2,537,045
Hill International Inc.(a)	162,693	699,580
HMS Holdings Corp.(a)	183,188	7,459,415
Huron Consulting Group Inc.(a)(b)	152,443	7,047,440
ICF International Inc.(a)	62,149	1,714,691
ICT Group Inc.(a)	53,425	466,400
K12 Inc.(a)(b)	167,133	3,601,716
Kelly Services Inc. Class A	19,994	218,934
Kendle International Inc.(a)	22,420	274,421
Kenexa Corp.(a)	159,137	1,841,215
Korn/Ferry International(a)	19,076	202,969
Landauer Inc.	39,767	2,439,308
Learning Tree International Inc.(a)	56,665	583,649
Lincoln Educational Services Corp.(a)	68,149	1,426,359
Mac-Gray Corp.(a)	14,644	193,887
MAXIMUS Inc.	113,619	4,686,784
McGrath RentCorp	23,430	446,576
Medifast Inc.(a)	90,419	1,036,202
Michael Baker Corp.(a)	55,550	2,353,098
Midas Inc.(a)	100,509	1,053,334
Monro Muffler Brake Inc.	118,103	3,036,428
Multi-Color Corp.	67,327	825,429
National Research Corp.	11,931	291,116
Navigant Consulting Inc.(a)	353,341	4,565,166
Net 1 UEPS Technologies Inc.(a)	270,392	3,674,627
Nobel Learning Communities Inc.(a)	26,496	303,909
Odyssey Marine Exploration Inc.(a)	381,560	610,496
On Assignment Inc.(a)	28,089	109,828
PAREXEL International Corp.(a)	407,436	5,858,930
Pre-Paid Legal Services Inc.(a)	52,141	2,272,826
Princeton Review Inc. (The)(a)(b)	104,572	565,735

Providence Service Corp. (The)(a)	75,516	826,900
QC Holdings Inc.	24,773	127,333
Resources Connection Inc.(a)	318,913	5,475,736
Rewards Network Inc.(a)	46,109	174,292
RiskMetrics Group Inc.(a)	155,742	2,750,404
Rollins Inc.	310,520	5,375,101
RSC Holdings Inc.(a)(b)	346,912	2,331,249
Saba Software Inc.(a)	176,364	679,001
Sotheby’s	435,040	6,138,414
Standard Parking Corp.(a)	10,118	164,822
StarTek Inc.(a)	15,300	122,706
Steiner Leisure Ltd.(a)	50,688	1,547,505
SuccessFactors Inc.(a)	262,088	2,405,968
Team Inc.(a)	126,121	1,976,316
TeleTech Holdings Inc.(a)	229,760	3,480,864
Ticketmaster Entertainment Inc.(a)	265,843	1,706,712
TNS Inc.(a)	178,385	3,344,719
Transcend Services Inc.(a)	44,964	712,679
Universal Technical Institute Inc.(a)	139,743	2,086,363
Valassis Communications Inc.(a)	277,964	1,698,360
Viad Corp.	16,006	275,623
VistaPrint Ltd.(a)(b)	299,501	12,773,718
Watson Wyatt Worldwide Inc. Class A	247,336	9,282,520
Wright Express Corp.(a)	271,644	6,918,773

		251,067,448
COMPUTERS—4.17%
CACI International Inc. Class A(a)	23,813	1,017,053
Compellent Technologies Inc.(a)	118,797	1,811,654
Computer Task Group Inc.(a)	69,068	421,315
Cray Inc.(a)	172,818	1,361,806
Data Domain Inc.(a)	339,120	11,309,652
Echelon Corp.(a)(b)	162,133	1,374,888
eLoyalty Corp.(a)	46,958	370,029
Furmanite Corp.(a)	175,517	782,806
iGATE Corp.	162,766	1,077,511
Imation Corp.	20,397	155,221
Immersion Corp.(a)	195,163	964,105
Innodata Isogen Inc.(a)	153,715	673,272
Integral Systems Inc.(a)	32,557	270,874
Isilon Systems Inc.(a)	185,335	785,820
Jack Henry & Associates Inc.	593,581	12,316,806
Limelight Networks Inc.(a)	229,947	1,011,767
LivePerson Inc.(a)	295,772	1,183,088
Manhattan Associates Inc.(a)	163,094	2,971,573
Maxwell Technologies Inc.(a)	158,779	2,195,914
Mentor Graphics Corp.(a)	55,555	303,886
MTS Systems Corp.	12,705	262,358
NCI Inc. Class A(a)	45,722	1,390,863
Netezza Corp.(a)	333,715	2,776,509
NetScout Systems Inc.(a)	150,375	1,410,517
Palm Inc.(a)(b)	863,176	14,302,826
PAR Technology Corp.(a)	41,257	263,632
Perot Systems Corp. Class A(a)	124,518	1,784,343
Quantum Corp.(a)	1,477,905	1,226,661
Radiant Systems Inc.(a)	193,328	1,604,622
RadiSys Corp.(a)	164,339	1,480,694
Riverbed Technology Inc.(a)	387,682	8,990,346
Sigma Designs Inc.(a)(b)	137,071	2,198,619
Silicon Graphics International Corp.(a)	22,650	102,831
SRA International Inc. Class A(a)	83,259	1,462,028
STEC Inc.(a)(b)	174,942	4,056,905
Stratasys Inc.(a)(b)	142,701	1,568,284

Super Micro Computer Inc.(a)	111,611	854,940
Sykes Enterprises Inc.(a)	245,313	4,437,712
Synaptics Inc.(a)(b)	242,984	9,391,332
Syntel Inc.(b)	91,080	2,863,555
3D Systems Corp.(a)	92,372	666,002
3PAR Inc.(a)	194,365	2,410,126
Tier Technologies Inc. Class B(a)	65,589	503,724
Tyler Technologies Inc.(a)	221,113	3,453,785
Unisys Corp.(a)	149,489	225,728
Virtusa Corp.(a)	70,442	565,649

		112,613,631
COSMETICS & PERSONAL CARE—0.50%
Bare Escentuals Inc.(a)	468,707	4,157,431
Chattem Inc.(a)	129,688	8,831,753
Inter Parfums Inc.	19,436	142,660
Revlon Inc. Class A(a)	66,264	360,476

		13,492,320
DISTRIBUTION & WHOLESALE—1.27%
Beacon Roofing Supply Inc.(a)	264,571	3,825,697
BMP Sunstone Corp.(a)(b)	211,680	1,003,363
Brightpoint Inc.(a)	354,195	2,220,803
Chindex International Inc.(a)	85,342	1,055,681
Core-Mark Holding Co. Inc.(a)	19,102	497,798
Houston Wire & Cable Co.	55,567	661,803
MWI Veterinary Supply Inc.(a)	76,245	2,657,901
Owens & Minor Inc.	236,023	10,342,528
Pool Corp.	184,542	3,056,016
Rentrak Corp.(a)	67,692	1,112,180
ScanSource Inc.(a)	11,005	269,843
Watsco Inc.	155,365	7,602,009

		34,305,622
DIVERSIFIED FINANCIAL SERVICES—1.85%
Asset Acceptance Capital Corp.(a)(b)	41,939	322,511
BGC Partners Inc. Class A	156,155	591,827
Broadpoint Gleacher Securities Inc.(a)	252,137	1,406,924
Calamos Asset Management Inc. Class A	10,916	154,025
Cohen & Steers Inc.(b)	57,818	864,379
CompuCredit Corp.(a)	55,566	127,802
Credit Acceptance Corp.(a)(b)	39,754	868,625
Diamond Hill Investment Group Inc.(a)	14,160	568,949
Duff & Phelps Corp. Class A	114,611	2,037,784
Epoch Holding Corp.	79,647	688,150
Evercore Partners Inc. Class A	21,854	429,213
FBR Capital Markets Corp.(a)	11,098	52,161
Financial Federal Corp.	65,422	1,344,422
GAMCO Investors Inc. Class A	29,747	1,442,729
GFI Group Inc.	459,228	3,095,197
International Assets Holding Corp.(a)	30,061	447,007
JMP Group Inc.	10,165	78,169
KBW Inc.(a)	114,687	3,298,398
Knight Capital Group Inc. Class A(a)	334,445	5,702,287
MarketAxess Holdings Inc.(a)	224,479	2,139,285
MF Global Ltd.(a)	202,454	1,200,552
Nelnet Inc. Class A(a)	41,630	565,752
NewStar Financial Inc.(a)	49,651	94,833
optionsXpress Holdings Inc.	299,044	4,644,153
Penson Worldwide Inc.(a)	85,518	765,386
Portfolio Recovery Associates Inc.(a)	108,609	4,206,427
Pzena Investment Management Inc. Class A	55,362	419,644
Stifel Financial Corp.(a)	193,939	9,326,527

SWS Group Inc.	10,456	146,070
Teton Advisors Inc.(c)	262	0
Thomas Weisel Partners Group Inc.(a)	15,572	93,743
TradeStation Group Inc.(a)	61,270	518,344
U.S. Global Investors Inc. Class A	80,699	747,273
Westwood Holdings Group Inc.	35,850	1,498,888

		49,887,436
ELECTRIC—0.11%
EnerNOC Inc.(a)(b)	83,902	1,818,156
Pike Electric Corp.(a)	54,724	659,424
U.S. Geothermal Inc.(a)	346,735	492,364

		2,969,944
ELECTRICAL COMPONENTS & EQUIPMENT—1.11%
Advanced Battery Technologies Inc.(a)(b)	339,697	1,365,582
Advanced Energy Industries Inc.(a)	182,795	1,643,327
American Superconductor Corp.(a)(b)	307,492	8,071,665
Energy Conversion Devices Inc.(a)(b)	273,688	3,872,685
GrafTech International Ltd.(a)	330,362	3,736,394
Graham Corp.	47,420	630,686
Greatbatch Inc.(a)	117,671	2,660,541
Harbin Electric Inc.(a)	79,297	1,240,205
NIVS IntelliMedia Technology Group Inc.(a)	59,096	174,924
Powell Industries Inc.(a)	55,023	2,039,703
Power-One Inc.(a)	54,573	81,314
PowerSecure International Inc.(a)	35,276	150,276
SatCon Technology Corp.(a)	313,914	565,045
SmartHeat Inc.(a)	47,995	328,766
Ultralife Corp.(a)	81,399	583,631
Universal Display Corp.(a)(b)	206,770	2,022,211
Valence Technology Inc.(a)(b)	305,526	546,892
Vicor Corp.	55,258	398,963

		30,112,810
ELECTRONICS—2.64%
American Science and Engineering Inc.	64,487	4,457,341
Analogic Corp.	58,692	2,168,669
Axsys Technologies Inc.(a)	67,921	3,643,282
Badger Meter Inc.	104,892	4,300,572
Benchmark Electronics Inc.(a)	53,253	766,843
Checkpoint Systems Inc.(a)	64,946	1,019,003
China Security & Surveillance Technology Inc.(a)(b)	185,213	1,396,506
Cogent Inc.(a)	302,039	3,240,878
CTS Corp.	12,810	83,905
Cubic Corp.	110,534	3,956,012
Daktronics Inc.	205,240	1,580,348
DDi Corp.(a)	16,158	73,196
Dionex Corp.(a)	125,246	7,643,763
FARO Technologies Inc.(a)	106,688	1,656,865
FEI Co.(a)	244,084	5,589,524
ICx Technologies Inc.(a)(b)	50,674	304,044
II-VI Inc.(a)	119,450	2,648,206
L-1 Identity Solutions Inc.(a)	414,586	3,208,896
LaBarge Inc.(a)	70,307	651,746
MEMSIC Inc.(a)	9,318	39,508
Methode Electronics Inc.	29,422	206,542
Multi-Fineline Electronix Inc.(a)(b)	69,179	1,480,431
NVE Corp.(a)(b)	32,914	1,599,620
OSI Systems Inc.(a)	86,550	1,804,567
Park Electrochemical Corp.	90,689	1,952,534
Plexus Corp.(a)	93,390	1,910,759

RAE Systems Inc.(a)	291,910	402,836
Rofin-Sinar Technologies Inc.(a)	90,380	1,808,504
Rogers Corp.(a)	24,963	505,001
SRS Labs Inc.(a)	83,311	554,018
Taser International Inc.(a)	437,933	1,996,974
Varian Inc.(a)	46,813	1,845,837
Woodward Governor Co.	343,799	6,807,220

		71,303,950
ENERGY - ALTERNATE SOURCES—0.43%
Ascent Solar Technologies Inc.(a)(b)	20,488	160,216
Clean Energy Fuels Corp.(a)(b)	212,060	1,825,837
Comverge Inc.(a)	134,150	1,623,215
Ener1 Inc.(a)(b)	338,119	1,846,130
Evergreen Energy Inc.(a)	934,879	916,181
Evergreen Solar Inc.(a)(b)	703,350	1,526,269
FuelCell Energy Inc.(a)	375,672	1,570,309
GT Solar International Inc.(a)	221,105	1,176,279
Syntroleum Corp.(a)	440,343	973,158

		11,617,594
ENGINEERING & CONSTRUCTION—0.52%
Argan Inc.(a)	53,159	751,137
EMCOR Group Inc.(a)	146,285	2,943,254
ENGlobal Corp.(a)	125,177	615,871
Granite Construction Inc.	32,420	1,078,938
MYR Group Inc.(a)	121,941	2,465,647
Orion Marine Group Inc.(a)	152,653	2,900,407
Stanley Inc.(a)	81,232	2,670,908
Sterling Construction Co. Inc.(a)	8,148	124,338
VSE Corp.	23,204	607,017

		14,157,517
ENTERTAINMENT—0.82%
Bally Technologies Inc.(a)	385,808	11,543,375
Carmike Cinemas Inc.	64,272	538,599
Cinemark Holdings Inc.	206,454	2,337,059
Dover Downs Gaming & Entertainment Inc.	102,460	476,439
Great Wolf Resorts Inc.(a)	18,936	38,629
Isle of Capri Casinos Inc.(a)	109,125	1,453,545
Lakes Entertainment Inc.(a)	47,247	137,489
National CineMedia Inc.	18,987	261,261
Pinnacle Entertainment Inc.(a)	226,973	2,108,579
Reading International Inc. Class A(a)	24,618	112,012
Shuffle Master Inc.(a)	379,604	2,509,182
Youbet.com Inc.(a)	215,057	709,688

		22,225,857
ENVIRONMENTAL CONTROL—1.52%
American Ecology Corp.	128,436	2,301,573
Calgon Carbon Corp.(a)	387,538	5,382,903
Clean Harbors Inc.(a)	144,244	7,787,734
Darling International Inc.(a)	582,137	3,842,104
Energy Recovery Inc.(a)(b)	236,628	1,675,326
EnergySolutions Inc.	49,712	457,350
Fuel Tech Inc.(a)(b)	97,683	947,525
Heritage-Crystal Clean Inc.(a)	18,447	224,131
Met-Pro Corp.	81,816	885,249
Mine Safety Appliances Co.	174,655	4,209,185
Perma-Fix Environmental Services Inc.(a)	387,312	937,295
Tetra Tech Inc.(a)	426,609	12,222,348
Waste Services Inc.(a)	15,067	78,047

		40,950,770

FOOD—1.83%
American Dairy Inc.(a)(b)	56,494	2,240,552
American Italian Pasta Co. Class A(a)	105,477	3,073,600
Arden Group Inc. Class A	8,537	1,067,979
B&G Foods Inc. Class A	37,003	311,195
Benihana Inc. Class A(a)	45,095	285,000
Calavo Growers Inc.	73,334	1,454,213
Cal-Maine Foods Inc.(b)	95,792	2,390,968
Diamond Foods Inc.	91,230	2,545,317
Frisch’s Restaurants Inc.	2,549	75,297
Hain Celestial Group Inc.(a)	76,271	1,190,590
HQ Sustainable Maritime Industries Inc.(a)	58,901	538,944
J&J Snack Foods Corp.	100,320	3,601,488
Lance Inc.	196,657	4,548,676
Lifeway Foods Inc.(a)	34,796	448,868
Overhill Farms Inc.(a)	113,540	598,356
Ruddick Corp.	54,069	1,266,837
Sanderson Farms Inc.	143,947	6,477,615
Smart Balance Inc.(a)	342,641	2,333,385
Tootsie Roll Industries Inc.	171,054	3,881,215
United Natural Foods Inc.(a)	304,132	7,983,465
Village Super Market Inc. Class A	42,218	1,255,985
Weis Markets Inc.	14,549	487,682
Zhongpin Inc.(a)	138,459	1,434,435

		49,491,662
FOREST PRODUCTS & PAPER—0.61%
Boise Inc.(a)	100,116	172,200
Clearwater Paper Corp.(a)	7,065	178,674
Deltic Timber Corp.	58,286	2,067,404
Orchids Paper Products Co.(a)	34,822	715,592
Potlatch Corp.	147,448	3,581,512
Rock-Tenn Co. Class A	237,694	9,070,403
Wausau Paper Corp.	116,639	783,814

		16,569,599
GAS—0.13%
New Jersey Resources Corp.	48,219	1,786,032
Piedmont Natural Gas Co.	32,676	787,818
South Jersey Industries Inc.	24,049	839,070

		3,412,920
HAND & MACHINE TOOLS—0.13%
Baldor Electric Co.	63,966	1,521,751
K-Tron International Inc.(a)	13,523	1,077,513
Raser Technologies Inc.(a)(b)	318,781	892,587

		3,491,851
HEALTH CARE - PRODUCTS—7.43%
Abaxis Inc.(a)	155,029	3,184,296
ABIOMED Inc.(a)	217,303	1,916,612
Accuray Inc.(a)(b)	280,383	1,870,155
Align Technology Inc.(a)	412,748	4,375,129
Alphatec Holdings Inc.(a)	214,864	713,348
American Medical Systems Holdings Inc.(a)	522,806	8,260,335
AngioDynamics Inc.(a)	49,467	656,427
Aspect Medical Systems Inc.(a)	12,882	76,133
Atrion Corp.	10,605	1,422,024
ATS Medical Inc.(a)	331,624	1,091,043
Bovie Medical Corp.(a)	122,012	1,062,725
Bruker Corp.(a)	346,126	3,205,127
Cantel Medical Corp.(a)	63,019	1,022,798

Cardiac Science Corp.(a)	16,423	66,020
CardioNet Inc.(a)	168,137	2,743,996
Cardiovascular Systems Inc.(a)	64,627	498,274
Cepheid Inc.(a)	410,185	3,863,943
Clinical Data Inc.(a)	79,876	880,234
Conceptus Inc.(a)(b)	216,072	3,651,617
Cutera Inc.(a)	27,203	234,490
Cyberonics Inc.(a)	193,517	3,218,188
Delcath Systems Inc.(a)	162,679	582,391
DexCom Inc.(a)	324,831	2,010,704
Electro-Optical Sciences Inc.(a)	123,218	959,868
Endologix Inc.(a)	314,646	1,050,918
EnteroMedics Inc.(a)	109,395	364,285
Exactech Inc.(a)	58,304	845,408
Female Health Co. (The)(a)	113,969	547,051
Haemonetics Corp.(a)	181,530	10,347,210
Hanger Orthopedic Group Inc.(a)	33,721	458,268
Hansen Medical Inc.(a)(b)	146,362	723,028
HeartWare International Inc.(a)	33,380	931,636
Home Diagnostics Inc.(a)	24,593	151,001
ICU Medical Inc.(a)	89,979	3,702,636
Immucor Inc.(a)	498,903	6,864,905
Insulet Corp.(a)	182,671	1,406,567
Invacare Corp.	88,402	1,560,295
IRIS International Inc.(a)	125,909	1,485,726
Kensey Nash Corp.(a)	57,838	1,515,934
LCA-Vision Inc.(a)	75,568	318,897
Luminex Corp.(a)	293,277	5,437,356
MAKO Surgical Corp.(a)	93,690	845,084
Masimo Corp.(a)(b)	359,262	8,661,807
Medical Action Industries Inc.(a)	80,373	920,271
Merge Healthcare Inc.(a)	186,079	800,140
Meridian Bioscience Inc.	286,957	6,479,489
Merit Medical Systems Inc.(a)	197,657	3,221,809
Metabolix Inc.(a)(b)	136,102	1,118,758
Microvision Inc.(a)(b)	478,978	1,470,462
Micrus Endovascular Corp.(a)	112,906	1,020,670
Natus Medical Inc.(a)	146,343	1,688,798
NuVasive Inc.(a)(b)	258,213	11,516,300
NxStage Medical Inc.(a)(b)	164,991	973,447
OraSure Technologies Inc.(a)	311,497	769,398
Orthofix International NV(a)	121,073	3,028,036
Orthovita Inc.(a)	467,936	2,409,870
Palomar Medical Technologies Inc.(a)	92,369	1,354,130
PSS World Medical Inc.(a)	420,527	7,783,955
Quidel Corp.(a)	182,314	2,654,492
Rochester Medical Corp.(a)	71,784	961,906
Rockwell Medical Technologies Inc.(a)	101,387	765,472
Sirona Dental Systems Inc.(a)	119,955	2,397,900
Somanetics Corp.(a)	84,859	1,401,022
SonoSite Inc.(a)	121,251	2,432,295
Spectranetics Corp.(a)	230,574	1,136,730
Stereotaxis Inc.(a)(b)	187,153	726,154
Steris Corp.	414,100	10,799,728
SurModics Inc.(a)(b)	109,049	2,467,779
Symmetry Medical Inc.(a)	56,615	527,652
Synovis Life Technologies Inc.(a)	81,416	1,691,010
Thoratec Corp.(a)	399,960	10,710,929
TomoTherapy Inc.(a)	156,696	430,914
TranS1 Inc.(a)	94,145	586,523
Utah Medical Products Inc.	23,062	615,986
Vascular Solutions Inc.(a)	116,006	907,167
Vital Images Inc.(a)	71,046	806,372

Volcano Corp.(a)	258,920	3,619,702
West Pharmaceutical Services Inc.	232,032	8,086,315
Wright Medical Group Inc.(a)	269,280	4,378,493
Young Innovations Inc.	27,644	602,363
Zoll Medical Corp.(a)	130,581	2,525,437

		200,571,763
HEALTH CARE - SERVICES—2.73%
Air Methods Corp.(a)	76,847	2,102,534
Alliance Healthcare Services Inc.(a)	170,009	1,246,166
Allied Healthcare International Inc.(a)	54,238	117,696
Almost Family Inc.(a)(b)	50,488	1,318,242
Amedisys Inc.(a)	182,848	6,037,641
America Service Group Inc.(a)	59,232	951,858
American Dental Partners Inc.(a)	33,260	301,668
AMERIGROUP Corp.(a)	374,634	10,058,923
athenahealth Inc.(a)(b)	237,231	8,779,919
Bio-Reference Laboratories Inc.(a)	83,690	2,645,441
Centene Corp.(a)	165,190	3,300,496
Continucare Corp.(a)	180,647	420,908
Emeritus Corp.(a)	140,021	1,849,677
Ensign Group Inc. (The)	77,020	1,095,995
Genoptix Inc.(a)	119,242	3,814,552
Gentiva Health Services Inc.(a)	79,532	1,309,097
HealthSouth Corp.(a)	625,458	9,031,614
Healthways Inc.(a)	12,532	168,555
IPC The Hospitalist Co. Inc.(a)	113,915	3,040,391
LHC Group Inc.(a)	107,276	2,382,600
Life Sciences Research Inc.(a)	66,428	476,289
Metropolitan Health Networks Inc.(a)	289,895	582,689
National Healthcare Corp.	25,007	948,766
NovaMed Inc.(a)	86,040	339,858
Odyssey Healthcare Inc.(a)	114,728	1,179,404
Psychiatric Solutions Inc.(a)	270,034	6,140,573
RadNet Inc.(a)	192,132	432,297
RehabCare Group Inc.(a)	102,886	2,462,062
Triple-S Management Corp. Class B(a)	7,448	116,114
U.S. Physical Therapy Inc.(a)	38,153	562,757
Virtual Radiologic Corp.(a)(b)	45,702	412,689

		73,627,471
HOLDING COMPANIES - DIVERSIFIED—0.02%
Primoris Services Corp.	58,567	434,567

		434,567
HOME BUILDERS—0.03%
Hovnanian Enterprises Inc. Class A(a)	206,295	486,856
M/I Homes Inc.(a)	15,565	152,381
Winnebago Industries Inc.	26,630	197,861

		837,098
HOME FURNISHINGS—0.72%
DTS Inc.(a)(b)	123,064	3,331,342
Sealy Corp.(a)	53,452	104,766
Tempur-Pedic International Inc.	530,440	6,932,851
TiVo Inc.(a)	740,026	7,755,472
Universal Electronics Inc.(a)	71,495	1,442,054

		19,566,485
HOUSEHOLD PRODUCTS & WARES—0.83%
Blyth Inc.	3,335	109,355
Fossil Inc.(a)	332,218	7,999,809
Standard Register Co. (The)	94,613	308,438

Tupperware Brands Corp.	443,577	11,541,874
WD-40 Co.	81,279	2,357,091

		22,316,567
HOUSEWARES—0.10%
National Presto Industries Inc.	33,910	2,580,551

		2,580,551
INSURANCE—0.64%
American Safety Insurance Holdings Ltd.(a)	6,700	91,187
AmTrust Financial Services Inc.	22,582	257,435
Assured Guaranty Ltd.	54,068	669,362
Citizens Inc.(a)	179,881	1,093,676
Crawford & Co. Class B(a)	119,372	572,986
eHealth Inc.(a)	175,154	3,093,220
FBL Financial Group Inc. Class A	39,328	324,849
First Mercury Financial Corp.	49,102	676,135
Hallmark Financial Services Inc.(a)	7,999	57,193
Life Partners Holdings Inc.(b)	52,691	747,158
Phoenix Companies Inc. (The)(a)	88,724	148,169
RLI Corp.	54,978	2,463,014
Safety Insurance Group Inc.	11,814	361,036
Tower Group Inc.	254,335	6,302,421
Universal Insurance Holdings Inc.	59,021	296,285

		17,154,126
INTERNET—5.25%
AboveNet Inc.(a)	43,712	3,539,798
ActivIdentity Corp.(a)	109,515	277,073
Ariba Inc.(a)	618,815	6,089,140
Art Technology Group Inc.(a)	896,133	3,405,305
AsiaInfo Holdings Inc.(a)	206,607	3,555,706
Avocent Corp.(a)	41,960	585,762
Blue Coat Systems Inc.(a)	279,664	4,625,643
Blue Nile Inc.(a)(b)	89,617	3,852,635
China Information Security Technology Inc.(a)	166,849	477,188
Chordiant Software Inc.(a)	216,412	785,576
Cogent Communications Group Inc.(a)(b)	313,643	2,556,190
comScore Inc.(a)	152,509	2,031,420
Constant Contact Inc.(a)(b)	169,627	3,365,400
CyberSource Corp.(a)	489,312	7,486,474
DealerTrack Holdings Inc.(a)	265,919	4,520,623
Dice Holdings Inc.(a)	114,034	530,258
Digital River Inc.(a)	217,948	7,915,871
Drugstore.com Inc.(a)	622,234	1,132,466
EarthLink Inc.(a)	93,795	695,021
Entrust Inc.(a)	355,215	642,939
ePlus Inc.(a)	1,817	26,474
eResearch Technology Inc.(a)	300,913	1,868,670
Global Sources Ltd.(a)	14,806	106,751
GSI Commerce Inc.(a)(b)	175,787	2,504,965
Health Grades Inc.(a)	170,539	666,807
i2 Technologies Inc.(a)	92,438	1,160,097
iMergent Inc.	56,284	393,988
InfoSpace Inc.(a)	137,887	914,191
Internet Brands Inc. Class A(a)	103,597	725,179
Internet Capital Group Inc.(a)	150,543	1,013,154
j2 Global Communications Inc.(a)	290,067	6,543,912
Keynote Systems Inc.(a)	43,878	335,228
Knot Inc. (The)(a)	212,097	1,671,324
Lionbridge Technologies Inc.(a)	411,702	757,532
Liquidity Services Inc.(a)	107,601	1,060,946
LoopNet Inc.(a)(b)	140,939	1,092,277

MercadoLibre Inc.(a)(b)	182,884	4,915,922
ModusLink Global Solutions Inc.(a)	18,220	124,989
Move Inc.(a)	1,091,365	2,357,348
NIC Inc.	356,687	2,414,771
NutriSystem Inc.(b)	217,390	3,152,155
1-800-FLOWERS.COM Inc.(a)(b)	32,068	61,571
Online Resources Corp.(a)	119,617	746,410
OpenTable Inc.(a)	21,546	650,043
Openwave Systems Inc.(a)	177,249	397,038
Orbitz Worldwide Inc.(a)	115,266	219,005
Overstock.com Inc.(a)(b)	110,255	1,318,650
PCTEL Inc.(a)	17,529	93,780
Perficient Inc.(a)	44,620	311,894
Rackspace Hosting Inc.(a)	470,243	6,517,568
RealNetworks Inc.(a)	297,799	890,419
RightNow Technologies Inc.(a)	153,786	1,814,675
S1 Corp.(a)	374,015	2,580,703
Safeguard Scientifics Inc.(a)	328,872	434,111
Sapient Corp.(a)	597,160	3,756,136
Shutterfly Inc.(a)	21,048	293,620
SonicWALL Inc.(a)	28,103	154,004
Sourcefire Inc.(a)	156,603	1,940,311
Stamps.com Inc.(a)	78,325	664,196
SumTotal Systems Inc.(a)	218,728	1,052,082
Support.com Inc.(a)	76,970	167,795
TeleCommunication Systems Inc.(a)	270,439	1,922,821
Terremark Worldwide Inc.(a)(b)	378,310	2,186,632
TIBCO Software Inc.(a)	448,547	3,216,082
Travelzoo Inc.(a)	39,816	435,985
US Auto Parts Network Inc.(a)	8,437	31,807
ValueClick Inc.(a)	615,954	6,479,836
Vasco Data Security International Inc.(a)	145,469	1,063,378
Vignette Corp.(a)	137,707	1,810,847
Vocus Inc.(a)(b)	117,216	2,316,188
Websense Inc.(a)	313,532	5,593,411
Zix Corp.(a)	454,235	681,352

		141,679,518
INVESTMENT COMPANIES—0.02%
Kohlberg Capital Corp.	14,149	89,422
Main Street Capital Corp.	31,914	436,903

		526,325
IRON & STEEL—0.01%
General Steel Holdings Inc.(a)	50,628	200,993

		200,993
LEISURE TIME—0.48%
Ambassadors Group Inc.	134,650	1,854,130
Interval Leisure Group Inc.(a)	263,206	2,453,080
Life Time Fitness Inc.(a)(b)	25,071	501,671
Multimedia Games Inc.(a)	50,879	252,360
Polaris Industries Inc.	216,831	6,964,612
Town Sports International Holdings Inc.(a)	92,545	347,044
Universal Travel Group(a)	64,320	719,741

		13,092,638
LODGING—0.16%
Ameristar Casinos Inc.	181,237	3,448,940
Marcus Corp.	12,652	133,099
Monarch Casino & Resort Inc.(a)	47,653	347,867
Morgans Hotel Group Co.(a)(b)	104,279	399,389

		4,329,295

MACHINERY—0.90%
Altra Holdings Inc.(a)	25,563	191,467
Bolt Technology Corp.(a)	20,474	230,128
Cognex Corp.	51,364	725,773
Flow International Corp.(a)	232,556	546,507
Gorman-Rupp Co. (The)	63,471	1,280,210
Hurco Companies Inc.(a)	5,338	83,433
Intermec Inc.(a)	439,266	5,666,531
iRobot Corp.(a)(b)	137,191	1,780,739
Lindsay Corp. (b)	82,666	2,736,245
Middleby Corp. (The)(a)	115,586	5,076,537
Nordson Corp.	80,368	3,107,027
Robbins & Myers Inc.	14,041	270,289
Sauer-Danfoss Inc.	9,475	58,082
Tennant Co.	131,900	2,425,641

		24,178,609
MACHINERY - DIVERSIFIED—0.12%
Chart Industries Inc.(a)	177,608	3,228,913

		3,228,913
MANUFACTURING—2.19%
Actuant Corp. Class A	185,955	2,268,651
Acuity Brands Inc.	222,543	6,242,331
AZZ Inc.(a)	85,965	2,958,056
Blount International Inc.(a)	89,623	771,654
China Fire & Security Group Inc.(a)(b)	98,139	1,194,352
CLARCOR Inc.	133,727	3,903,491
Colfax Corp.(a)	48,465	374,150
ESCO Technologies Inc.(a)	185,642	8,316,762
Flanders Corp.(a)	118,087	721,512
GenTek Inc.(a)	6,850	152,960
GP Strategies Corp.(a)	70,651	416,134
Hexcel Corp.(a)	683,738	6,516,023
Koppers Holdings Inc.	91,407	2,410,403
Lancaster Colony Corp.	135,914	5,989,730
LSB Industries Inc.(a)	121,962	1,972,126
Matthews International Corp. Class A	215,537	6,707,511
PMFG Inc.(a)	93,794	826,325
Polypore International Inc.(a)	51,019	567,331
Portec Rail Products Inc.	24,368	240,025
Raven Industries Inc.	113,345	2,901,632
Smith & Wesson Holding Corp.(a)	376,232	2,136,998
Sturm, Ruger & Co. Inc.	125,441	1,560,486

		59,148,643
MEDIA—0.50%
Acacia Research Corp. - Acacia Technologies Group(a)	225,608	1,775,535
CKX Inc.(a)	411,203	2,915,429
Crown Media Holdings Inc. Class A(a)(b)	31,430	52,488
DG FastChannel Inc.(a)	128,939	2,359,584
Dolan Media Co.(a)	211,990	2,711,352
LodgeNet Interactive Corp.(a)	99,224	337,362
Martha Stewart Living Omnimedia Inc. Class A(a)	174,798	534,882
Mediacom Communications Corp. Class A(a)	98,668	504,193
Outdoor Channel Holdings Inc.(a)	12,677	74,794
Playboy Enterprises Inc. Class B(a)	153,787	386,005
PRIMEDIA Inc.	11,197	22,506
Value Line Inc.	9,750	320,482
World Wrestling Entertainment Inc.	119,128	1,496,248

		13,490,860

METAL FABRICATE & HARDWARE—0.45%
Ampco-Pittsburgh Corp.	30,531	715,952
Dynamic Materials Corp.	90,787	1,750,373
Hawk Corp. Class A(a)	7,381	102,227
North American Galvanizing & Coatings Inc.(a)	66,035	400,172
Omega Flex Inc.	20,849	316,071
RBC Bearings Inc.(a)	145,665	2,978,849
Sun Hydraulics Corp.(b)	36,566	591,272
TriMas Corp.(a)	65,627	221,163
Worthington Industries Inc.	390,313	4,992,103

		12,068,182
MINING—0.20%
Allied Nevada Gold Corp.(a)(b)	259,007	2,087,596
AMCOL International Corp.	37,758	814,818
Paramount Gold and Silver Corp.(a)	380,458	578,296
Stillwater Mining Co.(a)	39,467	225,357
United States Lime & Minerals Inc.(a)	10,317	437,647
Uranerz Energy Corp.(a)	266,603	501,214
Uranium Energy Corp.(a)	306,651	889,288

		5,534,216
OFFICE FURNISHINGS—0.54%
Herman Miller Inc.	380,930	5,843,466
HNI Corp.(b)	231,359	4,178,344
Interface Inc. Class A	343,352	2,128,782
Knoll Inc.	332,756	2,522,290

		14,672,882
OIL & GAS—1.54%
Alon USA Energy Inc.	5,809	60,123
Apco Argentina Inc.	65,404	1,257,719
Approach Resources Inc.(a)	29,033	200,328
Arena Resources Inc.(a)	270,646	8,620,075
Atlas America Inc.	116,067	2,074,117
ATP Oil & Gas Corp.(a)	42,313	294,498
BPZ Resources Inc.(a)	435,420	2,129,204
Brigham Exploration Co.(a)	317,636	1,108,550
Carrizo Oil & Gas Inc.(a)(b)	197,483	3,386,833
Cheniere Energy Inc.(a)	128,801	378,675
Contango Oil & Gas Co.(a)	81,279	3,453,545
CREDO Petroleum Corp.(a)	40,992	437,795
Cubic Energy Inc.(a)	63,039	68,082
CVR Energy Inc.(a)	12,360	90,599
Delta Petroleum Corp.(a)	663,137	1,279,854
Endeavour International Corp.(a)	775,402	1,054,547
FX Energy Inc.(a)	304,243	1,153,081
GMX Resources Inc.(a)(b)	88,218	938,640
Gulfport Energy Corp.(a)	173,502	1,188,489
Isramco Inc.(a)	7,717	822,092
McMoRan Exploration Co.(a)	440,473	2,625,219
Northern Oil and Gas Inc.(a)	197,977	1,261,113
Panhandle Oil and Gas Inc.	51,276	1,006,548
Pioneer Drilling Co.(a)	65,981	316,049
PrimeEnergy Corp.(a)	4,001	143,276
Rex Energy Corp.(a)	132,770	756,789
SulphCo Inc.(a)(b)	487,725	448,707
Toreador Resources Corp.	136,372	913,692
VAALCO Energy Inc.(a)	26,264	111,097
Venoco Inc.(a)	41,282	316,633
W&T Offshore Inc.	228,275	2,223,398

Warren Resources Inc.(a)	229,223	561,596
Zion Oil & Gas Inc.(a)	85,214	904,973

		41,585,936
OIL & GAS SERVICES—1.00%
Cal Dive International Inc.(a)	74,884	646,249
CARBO Ceramics Inc.	125,493	4,291,861
Dril-Quip Inc.(a)	205,913	7,845,285
Geokinetics Inc.(a)	28,458	388,452
Gulf Island Fabrication Inc.	5,075	80,337
Hercules Offshore Inc.(a)	67,235	266,923
ION Geophysical Corp.(a)	48,056	123,504
Lufkin Industries Inc.	93,333	3,924,653
Matrix Service Co.(a)	55,394	635,923
NATCO Group Inc. Class A(a)	26,508	872,643
Natural Gas Services Group Inc.(a)	8,480	112,784
RPC Inc.	200,266	1,672,221
Tetra Technologies Inc.(a)	284,894	2,267,756
TGC Industries Inc.(a)	73,288	356,913
Willbros Group Inc.(a)	279,471	3,496,182

		26,981,686
PACKAGING & CONTAINERS—0.24%
AEP Industries Inc.(a)	36,245	956,506
Astronics Corp.(a)	55,010	571,554
BWAY Holding Co.(a)	5,337	93,558
Silgan Holdings Inc.	99,378	4,872,503

		6,494,121
PHARMACEUTICALS—6.63%
Accelrys Inc.(a)	195,380	1,154,696
Acura Pharmaceuticals Inc.(a)(b)	58,689	350,960
Adolor Corp.(a)	178,401	313,986
Akorn Inc.(a)	392,041	470,449
Alkermes Inc.(a)	669,355	7,242,421
Allos Therapeutics Inc.(a)	441,591	3,660,789
Alnylam Pharmaceuticals Inc.(a)(b)	255,115	5,681,411
Amicus Therapeutics Inc.(a)	108,589	1,243,344
Ardea Biosciences Inc.(a)(b)	100,072	1,575,133
Array BioPharma Inc.(a)	344,807	1,082,694
Auxilium Pharmaceuticals Inc.(a)	302,389	9,488,967
AVANIR Pharmaceuticals Inc. Class A(a)	423,669	940,545
AVI BioPharma Inc.(a)	536,230	847,243
Biodel Inc.(a)(b)	101,529	523,890
BioDelivery Sciences International Inc.(a)	67,697	451,539
BioScrip Inc.(a)	295,062	1,746,767
BioSpecifics Technologies Corp.(a)	25,908	617,388
Cadence Pharmaceuticals Inc.(a)(b)	173,523	1,733,495
Caraco Pharmaceutical Laboratories Ltd.(a)	27,855	85,515
Catalyst Health Solutions Inc.(a)	259,678	6,476,369
Chelsea Therapeutics International Ltd.(a)	169,726	714,546
China Sky One Medical Inc.(a)(b)	72,918	982,935
Clarient Inc.(a)	214,442	797,724
Cornerstone Therapeutics Inc.(a)	46,752	513,337
Cubist Pharmaceuticals Inc.(a)(b)	408,174	7,481,829
Cypress Bioscience Inc.(a)(b)	269,364	2,537,409
Depomed Inc.(a)	367,110	1,193,107
Discovery Laboratories Inc.(a)	835,110	860,163
DURECT Corp.(a)	588,764	1,401,258
Dyax Corp.(a)	421,550	902,117
Emergent BioSolutions Inc.(a)	115,128	1,649,784
Hemispherx Biopharma Inc.(a)	782,340	1,987,144
Hi-Tech Pharmacal Co. Inc.(a)	13,357	118,877

Idenix Pharmaceuticals Inc.(a)(b)	199,191	733,023
I-Flow Corp.(a)	67,017	465,098
Impax Laboratories Inc.(a)	429,411	3,160,465
Infinity Pharmaceuticals Inc.(a)	59,022	344,688
Insmed Inc.(a)	873,240	873,240
Inspire Pharmaceuticals Inc.(a)	298,282	1,658,448
Isis Pharmaceuticals Inc.(a)(b)	659,658	10,884,357
ISTA Pharmaceuticals Inc.(a)	232,202	975,248
Javelin Pharmaceuticals Inc.(a)	360,705	443,667
K-V Pharmaceutical Co. Class A(a)(b)	139,735	448,549
Lannett Co. Inc.(a)	72,557	497,015
Ligand Pharmaceuticals Inc. Class B(a)	801,840	2,293,262
MannKind Corp.(a)(b)	372,760	3,097,636
MAP Pharmaceuticals Inc.(a)	54,542	666,503
Matrixx Initiatives Inc.(a)	68,012	380,187
Medarex Inc.(a)	910,455	7,602,299
Medicines Co. (The)(a)	263,343	2,209,448
Medicis Pharmaceutical Corp. Class A	56,852	927,825
Medivation Inc.(a)(b)	203,223	4,554,227
MiddleBrook Pharmaceuticals Inc.(a)	261,600	353,160
Myriad Pharmaceuticals Inc.	160,266	745,237
Nabi Biopharmaceuticals(a)	268,452	649,654
Neogen Corp.(a)	93,575	2,711,803
Neurocrine Biosciences Inc.(a)	280,021	904,468
NeurogesX Inc.(a)	74,230	418,657
Noven Pharmaceuticals Inc.(a)	17,826	254,912
NPS Pharmaceuticals Inc.(a)	335,086	1,561,501
Nutraceutical International Corp.(a)	5,074	52,719
Obagi Medical Products Inc.(a)	122,080	889,963
Onyx Pharmaceuticals Inc.(a)	402,949	11,387,339
Opko Health Inc.(a)	273,360	483,847
Osiris Therapeutics Inc.(a)(b)	118,060	1,585,546
Pain Therapeutics Inc.(a)	244,385	1,312,347
PetMed Express Inc.(a)	165,156	2,482,295
Pharmasset Inc.(a)	147,535	1,659,769
PharMerica Corp.(a)	215,879	4,237,705
Poniard Pharmaceuticals Inc.(a)	160,265	956,782
POZEN Inc.(a)	187,318	1,438,602
Progenics Pharmaceuticals Inc.(a)	144,875	746,106
Questcor Pharmaceuticals Inc.(a)	406,002	2,030,010
Repros Therapeutics Inc.(a)	67,910	488,273
Rigel Pharmaceuticals Inc.(a)	259,813	3,148,934
Salix Pharmaceuticals Ltd.(a)	341,067	3,366,331
Santarus Inc.(a)	371,534	1,047,726
Schiff Nutrition International Inc.(a)	11,219	57,105
SciClone Pharmaceuticals Inc.(a)	256,397	656,376
SIGA Technologies Inc.(a)	182,267	1,538,333
Spectrum Pharmaceuticals Inc.(a)	230,485	1,763,210
Star Scientific Inc.(a)(b)	548,145	487,849
Sucampo Pharmaceuticals Inc.(a)	77,211	476,392
Synta Pharmaceuticals Corp.(a)	116,517	269,154
Synutra International Inc.(a)(b)	128,880	1,417,680
Theravance Inc.(a)	377,328	5,524,082
USANA Health Sciences Inc.(a)(b)	44,280	1,316,444
Vanda Pharmaceuticals Inc.(a)	188,620	2,220,057
ViroPharma Inc.(a)	111,070	658,645
VIVUS Inc.(a)	493,534	3,000,687
XenoPort Inc.(a)	193,375	4,480,499
Zymogenetics Inc.(a)(b)	263,353	1,211,424

		179,034,639
REAL ESTATE INVESTMENT TRUSTS—1.07%
Acadia Realty Trust	65,563	855,597

Alexander’s Inc.	8,969	2,418,042
Associated Estates Realty Corp.	13,397	79,846
DuPont Fabros Technology Inc.	97,898	922,199
EastGroup Properties Inc.	108,515	3,583,165
Equity Lifestyle Properties Inc.	92,020	3,421,304
Getty Realty Corp.	48,523	915,629
Investors Real Estate Trust	26,012	231,247
LTC Properties Inc.	17,819	364,399
Mid-America Apartment Communities Inc.	99,698	3,659,914
National Health Investors Inc.	9,530	254,546
Omega Healthcare Investors Inc.	107,603	1,669,999
PS Business Parks Inc.	34,596	1,675,830
Redwood Trust Inc.	69,971	1,032,772
Saul Centers Inc.	28,534	843,750
Tanger Factory Outlet Centers Inc.	137,088	4,445,764
UMH Properties Inc.	15,171	120,913
Universal Health Realty Income Trust	41,704	1,314,510
Washington Real Estate Investment Trust(b)	45,131	1,009,580

		28,819,006
RETAIL—6.97%
AFC Enterprises Inc.(a)	17,011	114,824
Allion Healthcare Inc.(a)	7,533	44,821
America’s Car-Mart Inc.(a)	41,074	842,017
Bebe Stores Inc.	167,637	1,153,343
Big 5 Sporting Goods Corp.	151,915	1,680,180
BJ’s Restaurants Inc.(a)	138,685	2,339,616
Books-A-Million Inc.	5,516	39,219
Buckle Inc. (The)	165,946	5,272,104
Buffalo Wild Wings Inc.(a)(b)	127,333	4,140,869
California Pizza Kitchen Inc.(a)	136,480	1,813,819
Caribou Coffee Co. Inc.(a)	49,225	316,024
Carrols Restaurant Group Inc.(a)	80,944	539,087
Casey’s General Stores Inc.	219,931	5,650,027
Cato Corp. (The) Class A	195,792	3,414,612
CEC Entertainment Inc.(a)	163,034	4,806,242
Charlotte Russe Holding Inc.(a)	100,454	1,293,848
Charming Shoppes Inc.(a)	55,789	207,535
Cheesecake Factory Inc. (The)(a)	425,554	7,362,084
Children’s Place Retail Stores Inc. (The)(a)	168,908	4,464,238
Christopher & Banks Corp.	30,804	206,695
Citi Trends Inc.(a)	103,900	2,688,932
CKE Restaurants Inc.	345,441	2,929,340
Coldwater Creek Inc.(a)	324,530	1,966,652
Collective Brands Inc.(a)	197,713	2,880,678
Cracker Barrel Old Country Store Inc.	117,944	3,290,638
Denny’s Corp.(a)	677,115	1,455,797
Destination Maternity Corp.(a)	33,873	565,002
DineEquity Inc. (b)	124,466	3,882,095
Domino’s Pizza Inc.(a)	24,993	187,198
Dress Barn Inc.(a)	81,603	1,166,923
DSW Inc. Class A(a)(b)	5,032	49,565
Einstein Noah Restaurant Group Inc.(a)	31,830	275,329
EZCORP Inc.(a)	320,306	3,452,899
FGX International Holdings Ltd.(a)	102,328	1,164,493
Finish Line Inc. (The) Class A	162,160	1,203,227
First Cash Financial Services Inc.(a)	162,569	2,848,209
Fred’s Inc. Class A	84,134	1,060,088
Fuqi International Inc.(a)(b)	68,290	1,414,286
hhgregg Inc.(a)	76,926	1,166,198
Hibbett Sports Inc.(a)(b)	202,271	3,640,878
Hot Topic Inc.(a)	185,754	1,357,862
HSN Inc.(a)	281,141	2,971,660

Insight Enterprises Inc.(a)	42,491	410,463
J. Crew Group Inc.(a)	356,157	9,623,362
Jack in the Box Inc.(a)	404,313	9,076,827
Jo-Ann Stores Inc.(a)	69,429	1,435,097
Jos. A. Bank Clothiers Inc.(a)	129,512	4,462,984
Kirkland’s Inc.(a)	86,459	1,038,373
Krispy Kreme Doughnuts Inc.(a)(b)	409,915	1,229,745
lululemon athletica inc.(a)(b)	287,805	3,750,099
Lumber Liquidators Inc.(a)	101,813	1,604,573
McCormick & Schmick’s Seafood Restaurants Inc.(a)	10,755	81,846
Men’s Wearhouse Inc. (The)	19,382	371,747
99 Cents Only Stores(a)(b)	292,016	3,965,577
Nu Skin Enterprises Inc. Class A	350,024	5,355,367
OfficeMax Inc.	390,370	2,451,524
P.F. Chang’s China Bistro Inc.(a)(b)	167,912	5,383,259
Pantry Inc. (The)(a)	18,649	309,573
Papa John’s International Inc.(a)	125,451	3,109,930
PC Mall Inc.(a)	19,809	133,909
PriceSmart Inc.	112,881	1,890,757
Red Robin Gourmet Burgers Inc.(a)	26,551	497,831
Rush Enterprises Inc. Class A(a)	51,804	603,517
Ruth’s Hospitality Group Inc.(a)	117,857	432,535
Sally Beauty Holdings Inc.(a)	161,909	1,029,741
School Specialty Inc.(a)	46,135	932,388
Sonic Automotive Inc.	43,251	439,430
Sonic Corp.(a)	393,411	3,945,912
Sport Supply Group Inc.	18,713	160,745
Stein Mart Inc.(a)	168,457	1,492,529
Susser Holdings Corp.(a)	8,307	92,955
Systemax Inc.(a)(b)	22,194	264,331
Talbots Inc. (The)	110,128	594,691
Texas Roadhouse Inc. Class A(a)(b)	354,043	3,862,609
Titan Machinery Inc.(a)(b)	83,300	1,057,077
Tractor Supply Co.(a)(b)	254,222	10,504,453
Tween Brands Inc.(a)	20,233	135,156
Ulta Salon Cosmetics & Fragrance Inc.(a)	195,625	2,175,350
Under Armour Inc. Class A(a)(b)	234,541	5,249,028
Wet Seal Inc. Class A(a)	686,131	2,106,422
World Fuel Services Corp.	208,725	8,605,732
Zumiez Inc.(a)(b)	133,395	1,068,494

		188,255,091
SAVINGS & LOANS—0.17%
Brookline Bancorp Inc.	100,226	934,106
Brooklyn Federal Bancorp Inc.	10,750	120,937
Cheviot Financial Corp.	4,423	35,384
Clifton Savings Bancorp Inc.	7,190	77,364
Heritage Financial Group	3,188	27,321
Investors Bancorp Inc.(a)	28,437	260,483
Kearny Financial Corp.	25,333	289,810
Kentucky First Federal Bancorp	3,435	41,735
Oritani Financial Corp.(a)	57,434	787,420
Prudential Bancorp Inc. of Pennsylvania	23,741	280,381
Roma Financial Corp.	24,558	312,869
United Financial Bancorp Inc.	19,880	274,742
ViewPoint Financial Group	72,722	1,107,556

		4,550,108
SEMICONDUCTORS—4.36%
Actel Corp.(a)	57,371	615,591
Advanced Analogic Technologies Inc.(a)	302,144	1,386,841
Amkor Technology Inc.(a)(b)	773,624	3,659,242

ANADIGICS Inc.(a)	355,618	1,490,039
Applied Micro Circuits Corp.(a)	466,469	3,792,393
ATMI Inc.(a)	64,617	1,003,502
Cabot Microelectronics Corp.(a)	17,920	506,957
Cavium Networks Inc.(a)	256,677	4,314,740
CEVA Inc.(a)	120,463	1,045,619
Cirrus Logic Inc.(a)	461,659	2,077,466
Diodes Inc.(a)(b)	225,701	3,529,964
Emulex Corp.(a)	548,484	5,364,174
Entropic Communications Inc.(a)	378,408	851,418
Exar Corp.(a)	23,751	170,770
FormFactor Inc.(a)	329,193	5,675,287
Hittite Microwave Corp.(a)	151,622	5,268,865
Intellon Corp.(a)	152,637	648,707
IPG Photonics Corp.(a)	163,098	1,789,185
IXYS Corp.	138,625	1,402,885
Kopin Corp.(a)	476,658	1,749,335
Kulicke and Soffa Industries Inc.(a)	431,696	1,480,717
Lattice Semiconductor Corp.(a)	68,454	128,694
Micrel Inc.	128,958	943,973
Microsemi Corp.(a)	574,886	7,933,427
Microtune Inc.(a)	226,669	530,405
MIPS Technologies Inc. Class A(a)	314,565	943,695
Monolithic Power Systems Inc.(a)	239,814	5,374,232
NetLogic Microsystems Inc.(a)	127,949	4,665,021
PLX Technology Inc.(a)	240,911	908,234
Power Integrations Inc.	168,621	4,011,494
Rubicon Technology Inc.(a)(b)	88,276	1,260,581
Rudolph Technologies Inc.(a)	85,219	470,409
Semitool Inc.(a)	28,728	132,723
Semtech Corp.(a)	432,217	6,876,572
Skyworks Solutions Inc.(a)	1,186,095	11,600,009
Standard Microsystems Corp.(a)	40,700	832,315
Supertex Inc.(a)	77,469	1,945,247
Techwell Inc.(a)	101,914	866,269
Tessera Technologies Inc.(a)	344,468	8,711,596
TriQuint Semiconductor Inc.(a)	590,447	3,135,274
Ultratech Inc.(a)	167,047	2,056,349
Veeco Instruments Inc.(a)	127,076	1,472,811
Virage Logic Corp.(a)	9,543	42,944
Volterra Semiconductor Corp.(a)	160,215	2,105,225
Zoran Corp.(a)	275,950	3,007,855

		117,779,051
SOFTWARE—7.13%
ACI Worldwide Inc.(a)	247,981	3,461,815
Actuate Corp.(a)	315,221	1,506,756
Acxiom Corp.	393,584	3,475,347
Advent Software Inc.(a)	108,202	3,547,944
American Reprographics Co.(a)	227,220	1,890,470
American Software Inc. Class A	146,791	845,516
AMICAS Inc.(a)	190,118	528,528
ArcSight Inc.(a)	130,226	2,314,116
Avid Technology Inc.(a)	40,695	545,720
Blackbaud Inc.	310,304	4,825,227
Blackboard Inc.(a)	224,198	6,470,354
Bottomline Technologies Inc.(a)	179,543	1,617,682
Callidus Software Inc.(a)(b)	97,695	278,431
China TransInfo Technology Corp.(a)	62,310	291,611
CommVault Systems Inc.(a)	294,725	4,886,541
Computer Programs and Systems Inc.	68,857	2,637,912
Concur Technologies Inc.(a)(b)	281,731	8,756,199
CSG Systems International Inc.(a)	148,567	1,967,027

Deltek Inc.(a)	86,067	373,531
DemandTec Inc.(a)	143,836	1,265,757
Digi International Inc.(a)	62,712	611,442
DivX Inc.(a)	145,482	798,696
Double-Take Software Inc.(a)	109,268	945,168
Ebix Inc.(a)	47,699	1,493,933
Eclipsys Corp.(a)	397,871	7,074,146
EPIQ Systems Inc.(a)	229,192	3,518,097
FalconStor Software Inc.(a)	240,880	1,144,180
GSE Systems Inc.(a)	114,655	773,921
inContact Inc.(a)	194,354	532,530
infoGROUP Inc.(a)	133,512	762,354
Informatica Corp.(a)	617,243	10,610,407
InnerWorkings Inc.(a)(b)	145,554	691,382
Interactive Intelligence Inc.(a)	88,998	1,091,115
JDA Software Group Inc.(a)	138,878	2,077,615
Lawson Software Inc.(a)	395,769	2,208,391
ManTech International Corp. Class A(a)	123,547	5,317,463
MedAssets Inc.(a)	279,241	5,431,237
MicroStrategy Inc. Class A(a)	64,063	3,217,244
MoneyGram International Inc.(a)	506,088	900,837
NetSuite Inc.(a)(b)	117,372	1,386,163
Omnicell Inc.(a)	191,418	2,057,744
Omniture Inc.(a)(b)	451,206	5,667,147
OpenTV Corp. Class A(a)	238,790	315,203
OPNET Technologies Inc.	93,932	860,417
Parametric Technology Corp.(a)	820,791	9,595,047
Pegasystems Inc.	106,246	2,802,769
Phase Forward Inc.(a)	305,415	4,614,821
Phoenix Technologies Ltd.(a)	208,798	565,843
Progress Software Corp.(a)	282,535	5,981,266
PROS Holdings Inc.(a)	136,636	1,109,484
QAD Inc.	91,489	297,339
Quality Systems Inc.(b)	166,995	9,512,035
Quest Software Inc.(a)	49,377	688,315
Renaissance Learning Inc.	46,439	427,703
Rosetta Stone Inc.(a)	43,877	1,203,985
SeaChange International Inc.(a)	114,866	922,374
Smith Micro Software Inc.(a)	200,774	1,971,601
SolarWinds Inc.(a)	85,199	1,404,932
Solera Holdings Inc.(a)	492,434	12,507,824
SPSS Inc.(a)	129,766	4,330,291
Synchronoss Technologies Inc.(a)	116,808	1,433,234
SYNNEX Corp.(a)	27,759	693,697
Take-Two Interactive Software Inc.	75,297	713,063
Taleo Corp. Class A(a)	221,168	4,040,739
THQ Inc.(a)	356,699	2,553,965
Trident Microsystems Inc.(a)	47,736	83,061
Ultimate Software Group Inc.(a)	172,424	4,179,558
Unica Corp.(a)	102,059	559,283
VeriFone Holdings Inc.(a)	510,742	3,835,672
Wind River Systems Inc.(a)	488,327	5,596,227

		192,597,444
STORAGE & WAREHOUSING—0.04%
Mobile Mini Inc.(a)	65,735	964,332

		964,332
TELECOMMUNICATIONS—6.62%
Acme Packet Inc.(a)	275,029	2,783,293
ADC Telecommunications Inc.(a)	132,440	1,054,222
ADTRAN Inc.	304,442	6,536,370
Airvana Inc.(a)	103,917	661,951

Alaska Communications Systems Group Inc.	312,661	2,288,679
Anaren Inc.(a)	90,820	1,605,698
Anixter International Inc.(a)	31,775	1,194,422
Applied Signal Technology Inc.	91,942	2,345,440
ARRIS Group Inc.(a)	661,681	8,046,041
Aruba Networks Inc.(a)	416,885	3,643,575
Atheros Communications Inc.(a)(b)	432,496	8,321,223
BigBand Networks Inc.(a)	249,576	1,290,308
Cbeyond Inc.(a)	163,362	2,344,245
Centennial Communications Corp.(a)	601,761	5,030,722
Cincinnati Bell Inc.(a)	271,948	772,332
Comtech Telecommunications Corp.(a)	199,216	6,351,006
Consolidated Communications Holdings Inc.	84,900	994,179
CPI International Inc.(a)	15,376	133,617
DigitalGlobe Inc.(a)	104,065	1,998,048
EMS Technologies Inc.(a)	88,251	1,844,446
FairPoint Communications Inc.	338,116	202,870
FiberNet Telecom Group Inc.(a)	42,156	523,578
General Communication Inc. Class A(a)	168,377	1,166,853
GeoEye Inc.(a)	124,399	2,930,840
Global Crossing Ltd.(a)	175,610	1,612,100
Harmonic Inc.(a)	518,723	3,055,278
Hickory Tech Corp.	93,542	718,403
Hughes Communications Inc.(a)	62,691	1,431,236
Infinera Corp.(a)	594,537	5,428,123
InterDigital Inc.(a)	309,588	7,566,331
Iowa Telecommunications Services Inc.	34,989	437,712
iPCS Inc.(a)	110,691	1,655,937
Ixia(a)	221,332	1,491,778
Knology Inc.(a)	74,574	643,574
KVH Industries Inc.(a)	94,934	648,399
Loral Space & Communications Inc.(a)	75,762	1,950,872
MasTec Inc.(a)	265,095	3,106,913
NETGEAR Inc.(a)	62,166	895,812
Network Equipment Technologies Inc.(a)	105,418	449,081
Neutral Tandem Inc.(a)	232,400	6,860,448
Novatel Wireless Inc.(a)	215,227	1,941,348
NTELOS Holdings Corp.	213,790	3,938,012
Oplink Communications Inc.(a)	104,157	1,187,390
Opnext Inc.(a)	33,020	70,663
PAETEC Holding Corp.(a)	868,807	2,345,779
ParkerVision Inc.(a)(b)	210,778	644,981
Plantronics Inc.	305,039	5,768,287
Polycom Inc.(a)	235,080	4,765,072
Preformed Line Products Co.	14,558	641,425
Premiere Global Services Inc.(a)	331,281	3,591,086
RCN Corp.(a)	257,149	1,535,180
RF Micro Devices Inc.(a)	1,741,474	6,547,942
SAVVIS Inc.(a)(b)	255,824	2,931,743
Shenandoah Telecommunications Co.	167,330	3,395,126
ShoreTel Inc.(a)	312,877	2,503,016
Starent Networks Corp.(a)(b)	277,374	6,770,699
Switch & Data Facilities Co. Inc.(a)	143,616	1,684,616
Syniverse Holdings Inc.(a)	401,904	6,442,521
Tekelec(a)	157,360	2,648,369
3Com Corp.(a)	2,247,918	10,587,694
USA Mobility Inc.	144,128	1,839,073
Viasat Inc.(a)	183,875	4,714,555
Virgin Mobile USA Inc. Class A(a)	101,277	407,134

		178,917,666
TEXTILES—0.03%
UniFirst Corp.	19,139	711,397

		711,397

TOYS, GAMES & HOBBIES—0.00%
LeapFrog Enterprises Inc.(a)	51,292	117,459

		117,459
TRANSPORTATION—1.23%
Air Transport Services Group Inc.(a)	244,621	567,521
Celadon Group Inc.(a)	126,050	1,057,560
Dynamex Inc.(a)	49,378	759,927
Forward Air Corp.	98,031	2,090,021
Genesee & Wyoming Inc. Class A(a)	232,088	6,152,653
Golar LNG Ltd.	144,921	1,239,075
GulfMark Offshore Inc.(a)	84,550	2,333,580
Heartland Express Inc.	224,898	3,310,499
Hub Group Inc. Class A(a)	125,929	2,599,175
Knight Transportation Inc.	319,773	5,292,243
Marten Transport Ltd.(a)	108,795	2,258,584
Old Dominion Freight Line Inc.(a)	31,487	1,057,019
Patriot Transportation Holding Inc.(a)	5,857	427,151
PHI Inc.(a)	50,491	865,416
Ship Finance International Ltd.(b)	187,309	2,066,018
Teekay Tankers Ltd. Class A(b)	75,146	698,106
USA Truck Inc.(a)	39,298	531,702

		33,306,250
TRUCKING & LEASING—0.00%
TAL International Group Inc.	5,740	62,566

		62,566
WATER—0.12%
California Water Service Group	10,869	400,414
Connecticut Water Service Inc.	3,974	86,196
Consolidated Water Co. Ltd.	34,317	543,924
Pennichuck Corp.	6,165	140,562
PICO Holdings Inc.(a)	51,884	1,489,071
York Water Co.	31,551	483,677

		3,143,844

TOTAL COMMON STOCKS
(Cost: $3,502,280,881)		2,697,254,377

Security	Shares	Value

WARRANTS—0.00%

ENERGY—ALTERNATE SOURCES—0.00%
GreenHunter Energy Inc. (Expires 9/14/11)(a)(b)(c)	2,497	0

		0
TELECOMMUNICATIONS—0.00%
Lantronix Inc.(a)(c)	475	0

		0

TOTAL WARRANTS
(Cost: $0)		0

Security	Shares	Value

SHORT-TERM INVESTMENTS—10.28%

MONEY MARKET FUNDS—10.28%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40%(d)(e)(f)	230,042,542	230,042,542
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32%(d)(e)(f)	40,127,200	40,127,200
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%(d)(e)	7,420,948	7,420,948

		277,590,690

TOTAL SHORT-TERM INVESTMENTS
(Cost: $277,590,690)		277,590,690

TOTAL INVESTMENTS IN SECURITIES—110.15%
(Cost: $3,779,871,571)		2,974,845,067

SHORT POSITIONS(g)—(0.00)%

COMMON STOCKS—(0.00)%
Logility Inc.	(33)	(230)

		(230)

TOTAL SHORT POSITIONS
(Proceeds: $230)		(230)
Other Assets, Less Liabilities—(10.15)%		(274,211,803)

NET ASSETS—100.00%		$2,700,633,034

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(g)	The Fund had a short position as a result of an in-kind redemption.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2009

Security	Shares	Value

COMMON STOCKS—99.74%

ADVERTISING—0.21%
Gaiam Inc. Class A(a)	134,027	$733,128
Harte-Hanks Inc.	308,102	2,849,943
inVentiv Health Inc.(a)	181,337	2,453,490
Marchex Inc. Class B	74,969	252,646

		6,289,207
AEROSPACE & DEFENSE—1.49%
AAR Corp.(a)(b)	288,749	4,634,421
Argon ST Inc.(a)	16,548	340,392
Curtiss-Wright Corp.	369,128	10,974,175
Ducommun Inc.	84,333	1,584,617
Esterline Technologies Corp.(a)	163,429	4,424,023
Herley Industries Inc.(a)	112,704	1,236,363
Kaman Corp.	29,367	490,429
LMI Aerospace Inc.(a)	35,572	359,989
Moog Inc. Class A(a)	347,938	8,980,280
Teledyne Technologies Inc.(a)	197,528	6,469,042
Triumph Group Inc.	135,968	5,438,720

		44,932,451
AGRICULTURE—0.42%
Alico Inc.	2,951	88,589
Alliance One International Inc.(a)	237,469	902,382
Andersons Inc. (The)	148,411	4,443,425
Griffin Land & Nurseries Inc.	27,948	874,213
Universal Corp.	188,867	6,253,386

		12,561,995
AIRLINES—0.73%
Alaska Air Group Inc.(a)	280,168	5,115,868
JetBlue Airways Corp.(a)(b)	1,879,030	8,023,458
Republic Airways Holdings Inc.(a)	220,657	1,440,890
SkyWest Inc.	453,752	4,628,270
UAL Corp.(a)(b)	70,505	224,911
US Airways Group Inc.(a)(b)	1,073,937	2,609,667

		22,043,064
APPAREL—1.11%
Carter’s Inc.(a)	99,067	2,438,039
Columbia Sportswear Co.(b)	93,640	2,895,349
Crocs Inc.(a)(b)	431,709	1,467,811
G-III Apparel Group Ltd.(a)	70,599	811,183
Gymboree Corp.(a)	48,709	1,728,195
Iconix Brand Group Inc.(a)	488,527	7,513,545
Jones Apparel Group Inc.	696,828	7,476,964

K-Swiss Inc. Class A	94,767	805,519
Liz Claiborne Inc.	242,063	697,141
Oxford Industries Inc.	32,763	381,689
Perry Ellis International Inc.(a)	77,878	566,952
Quiksilver Inc.(a)	1,038,525	1,921,271
SKECHERS U.S.A. Inc. Class A(a)	269,815	2,636,093
Timberland Co. Class A(a)	125,655	1,667,442
Unifi Inc.(a)	368,614	523,432

		33,530,625
AUTO PARTS & EQUIPMENT—0.75%
American Axle & Manufacturing Holdings Inc.	343,177	1,180,529
ArvinMeritor Inc.	540,442	2,372,540
ATC Technology Corp.(a)	42,343	613,973
Dana Holding Corp.(a)	792,184	1,013,996
Dorman Products Inc.(a)	79,042	1,093,151
Exide Technologies Inc.(a)	402,271	1,500,471
Lear Corp.(a)(b)	646,330	323,165
Miller Industries Inc.(a)	83,722	736,754
Modine Manufacturing Co.	272,627	1,308,610
Spartan Motors Inc.	264,401	2,995,663
Standard Motor Products Inc.	60,650	501,575
Superior Industries International Inc.	188,358	2,655,848
Tenneco Inc.(a)	385,179	4,082,897
Titan International Inc.	285,932	2,135,912

		22,515,084
BANKS—11.01%
Alliance Financial Corp.	34,130	967,927
American National Bankshares Inc.	50,721	977,901
Ameris Bancorp	116,518	736,394
Ames National Corp.	29,686	724,635
Arrow Financial Corp.	28,903	780,381
Auburn National Bancorporation Inc.	19,532	556,662
BancFirst Corp.	52,860	1,827,899
Banco Latinoamericano de Exportaciones SA Class E	223,166	2,773,953
Bancorp Inc. (The)(a)	92,841	557,046
Bancorp Rhode Island Inc.	30,316	597,528
Bank Mutual Corp.	384,649	3,354,139
Bank of Kentucky Financial Corp. (The)	25,635	717,780
Bank of Marin Bancorp	9,323	251,255
Bank of the Ozarks Inc.	99,023	2,141,867
Banner Corp.(b)	131,840	503,629
Bar Harbor Bankshares	23,893	737,099
Boston Private Financial Holdings Inc.	552,202	2,473,865
Bridge Bancorp Inc.	9,241	251,540
Bryn Mawr Bank Corp.	47,322	892,966
Camden National Corp.	63,480	2,160,224
Capital City Bank Group Inc.(b)	98,969	1,667,628
Cardinal Financial Corp.	124,027	971,131
Cathay General Bancorp(b)	230,865	2,195,526
Center Bancorp Inc.	91,513	745,831
Centerstate Banks Inc.(b)	59,011	437,862
Central Pacific Financial Corp.	232,996	873,735
Century Bancorp Inc. Class A	29,226	538,927
Chemical Financial Corp.(b)	173,305	3,450,503
Citizens & Northern Corp.(b)	74,828	1,539,212
Citizens Holding Co.	24,851	775,351
Citizens Republic Bancorp Inc.(a)	1,018,861	723,391

City Holding Co.	118,293	3,591,375
CNB Financial Corp.	37,829	536,037
CoBiz Financial Inc.(b)	159,278	1,020,972
Colonial BancGroup Inc. (The)(b)	1,615,268	1,001,466
Columbia Banking System Inc.	147,737	1,511,350
Community Bank System Inc.	266,955	3,886,865
Community Trust Bancorp Inc.	125,696	3,362,368
CVB Financial Corp.(b)	544,007	3,247,722
Eagle Bancorp Inc.(a)	82,280	721,596
East West Bancorp Inc.	522,008	3,387,832
Enterprise Bancorp Inc.	42,018	495,812
Enterprise Financial Services Corp.(b)	49,828	452,937
F.N.B. Corp.	732,101	4,531,705
Farmers Capital Bank Corp.	53,365	1,343,197
Financial Institutions Inc.	90,432	1,235,301
First Bancorp (North Carolina)	122,324	1,918,040
First BanCorp (Puerto Rico)	654,456	2,585,101
First Bancorp Inc. (The) (Maine)	72,372	1,409,083
First Busey Corp.(b)	215,752	1,585,777
First California Financial Group Inc.(a)	47,081	290,490
First Commonwealth Financial Corp.	693,575	4,397,265
First Community Bancshares Inc.	77,525	995,421
First Financial Bancorp	304,473	2,289,637
First Financial Bankshares Inc.(b)	77,855	3,920,778
First Financial Corp.	98,045	3,096,261
First Financial Service Corp.	33,598	584,941
First Merchants Corp.	174,810	1,403,724
First Midwest Bancorp Inc.	396,118	2,895,623
First of Long Island Corp. (The)	37,887	876,705
1st Source Corp.	125,028	2,159,234
First South Bancorp Inc.(b)	69,630	807,708
FirstMerit Corp.	668,943	11,358,652
German American Bancorp Inc.	92,031	1,326,167
Glacier Bancorp Inc.	501,922	7,413,388
Great Southern Bancorp Inc.	61,957	1,273,216
Guaranty Bancorp(a)	443,616	847,307
Hampton Roads Bankshares Inc.	153,287	1,264,618
Hancock Holding Co.	168,337	5,469,269
Harleysville National Corp.	359,297	1,688,696
Heartland Financial USA Inc.(b)	109,673	1,566,130
Heritage Financial Corp.	46,383	536,187
Home Bancshares Inc.	113,484	2,160,735
IBERIABANK Corp.	130,783	5,154,158
Independent Bank Corp. (Massachusetts)	170,437	3,357,609
International Bancshares Corp.(b)	425,159	4,383,389
K-Fed Bancorp	33,394	306,557
Lakeland Bancorp Inc.	169,994	1,528,246
Lakeland Financial Corp.	103,149	1,959,831
MainSource Financial Group Inc.	168,217	1,248,170
MB Financial Inc.	287,895	2,933,650
Merchants Bancshares Inc.	39,733	881,675
Metro Bancorp Inc.(a)	29,971	577,241
MidSouth Bancorp Inc.	38,133	640,634
Nara Bancorp Inc.	125,404	649,593
National Bankshares Inc.	57,590	1,382,160
National Penn Bancshares Inc.	684,433	3,155,236
NBT Bancorp Inc.	279,426	6,066,338
Northfield Bancorp Inc.	160,929	1,869,995
Northrim BanCorp Inc.	52,665	733,097
Norwood Financial Corp.	15,599	489,185

Ohio Valley Banc Corp.	33,110	971,447
Old National Bancorp	541,715	5,319,641
Old Point Financial Corp.	16,739	309,671
Old Second Bancorp Inc.(b)	88,941	524,752
Oriental Financial Group Inc.	197,192	1,912,762
Orrstown Financial Services Inc.	22,492	837,602
Pacific Capital Bancorp	374,841	802,160
Pacific Continental Corp.	106,938	1,297,158
PacWest Bancorp	199,414	2,624,288
Park National Corp.(b)	84,481	4,771,487
Peapack-Gladstone Financial Corp.(b)	58,228	1,123,218
Penns Woods Bancorp Inc.	13,724	399,917
Peoples Bancorp Inc.	86,902	1,481,679
Peoples Financial Corp.	31,494	598,386
Pinnacle Financial Partners Inc.(a)	196,045	2,611,319
Porter Bancorp Inc.	22,323	338,193
PremierWest Bancorp(b)	180,340	611,353
PrivateBancorp Inc.	98,043	2,180,476
Prosperity Bancshares Inc.	376,320	11,225,626
Renasant Corp.	175,122	2,630,332
Republic Bancorp Inc. Class A(b)	68,400	1,545,156
Republic First Bancorp Inc.(a)	59,727	465,871
S&T Bancorp Inc.(b)	191,513	2,328,798
S.Y. Bancorp Inc.	56,631	1,368,771
Sandy Spring Bancorp Inc.	136,657	2,008,858
Santander BanCorp(a)	35,827	249,356
SCBT Financial Corp.	105,010	2,487,687
Shore Bancshares Inc.	69,857	1,253,235
Sierra Bancorp(b)	62,323	787,139
Signature Bank(a)	54,609	1,480,996
Simmons First National Corp. Class A	116,404	3,110,315
Smithtown Bancorp Inc.	121,818	1,558,052
South Financial Group Inc. (The)	688,791	819,661
Southside Bancshares Inc.	82,641	1,890,000
Southwest Bancorp Inc.	121,957	1,190,300
State Bancorp Inc.	121,297	917,005
Stellar One Corp.	188,568	2,441,956
Sterling Bancorp	152,995	1,277,508
Sterling Bancshares Inc.	671,687	4,251,779
Sterling Financial Corp.(b)	420,345	1,223,204
Suffolk Bancorp	25,734	659,820
Sun Bancorp Inc. (New Jersey)(a)	106,971	554,110
Susquehanna Bancshares Inc.	702,927	3,437,313
SVB Financial Group(a)(b)	243,793	6,636,045
Texas Capital Bancshares Inc.(a)	263,077	4,069,801
Tompkins Financial Corp.	42,150	2,021,092
Tower Bancorp Inc.	28,943	1,017,346
TowneBank(b)	174,480	2,442,720
TriCo Bancshares	116,768	1,809,904
TrustCo Bank Corp. NY	384,858	2,274,511
Trustmark Corp.	468,269	9,046,957
UCBH Holdings Inc.(b)	964,556	1,215,341
UMB Financial Corp.	262,822	9,989,864
Umpqua Holdings Corp.(b)	490,949	3,809,764
Union Bankshares Corp.	112,962	1,691,041
United Bancshares Inc.(b)	311,465	6,086,026
United Community Banks Inc.(a)(b)	346,967	2,078,332
United Security Bancshares Inc.	50,027	1,095,591
Univest Corp. of Pennsylvania	107,972	2,187,513
Washington Banking Co.	79,319	747,185

Washington Trust Bancorp Inc.	116,356	2,074,627
Webster Financial Corp.	430,605	3,466,370
WesBanco Inc.	187,448	2,725,494
West Bancorporation	129,306	646,530
Westamerica Bancorporation(b)	103,563	5,137,760
Western Alliance Bancorporation(a)	373,380	2,553,919
Wilber Corp.	48,369	536,896
Wilshire Bancorp Inc.	149,700	860,775
Wintrust Financial Corp.	195,383	3,141,759
Yadkin Valley Financial Corp.(b)	134,177	927,163

		331,835,922
BEVERAGES—0.04%
Farmer Brothers Co.	31,974	731,565
National Beverage Corp.(a)	44,435	473,233

		1,204,798
BIOTECHNOLOGY—0.63%
Affymetrix Inc.(a)	78,630	466,276
American Oriental Bioengineering Inc.(a)	317,092	1,677,417
ArQule Inc.(a)	158,337	972,189
Cambrex Corp.(a)	17,946	73,938
Celera Corp.(a)	531,049	4,051,904
CryoLife Inc.(a)	19,750	109,415
Enzo Biochem Inc.(a)	72,870	322,814
Facet Biotech Corp.(a)	161,461	1,499,973
Geron Corp.(a)(b)	362,459	2,780,061
Harvard Bioscience Inc.(a)	14,339	56,639
Lexicon Pharmaceuticals Inc.(a)	306,539	380,108
Martek Biosciences Corp.	222,005	4,695,406
Maxygen Inc.(a)	33,781	227,008
RTI Biologics Inc.(a)	288,586	1,238,034
SuperGen Inc.(a)	177,333	356,439

		18,907,621
BUILDING MATERIALS—0.88%
Apogee Enterprises Inc.	211,954	2,607,034
Builders FirstSource Inc.(a)(b)	39,594	164,711
Comfort Systems USA Inc.	315,228	3,231,087
Drew Industries Inc.(a)	60,211	732,768
Interline Brands Inc.(a)	264,526	3,618,716
LSI Industries Inc.	160,775	876,224
NCI Building Systems Inc.(a)(b)	135,547	357,844
Quanex Building Products Corp.	124,894	1,401,311
Simpson Manufacturing Co. Inc.(b)	69,321	1,498,720
Texas Industries Inc.	192,553	6,038,462
Trex Co. Inc.(a)(b)	14,581	194,948
U.S. Concrete Inc.(a)	275,583	545,654
Universal Forest Products Inc.	156,437	5,176,500

		26,443,979
CHEMICALS—2.66%
A. Schulman Inc.	190,328	2,875,856
Aceto Corp.	205,857	1,373,066
American Vanguard Corp.	142,111	1,605,854
Arch Chemicals Inc.	171,940	4,228,005
Chase Corp.	44,325	527,467
Ferro Corp.	373,502	1,027,130
H.B. Fuller Co.	396,432	7,441,029
Hawkins Inc.	3,972	89,688

ICO Inc.(a)	229,335	623,791
Innophos Holdings Inc.	139,860	2,362,235
Innospec Inc.	196,340	2,110,655
Minerals Technologies Inc.	152,739	5,501,659
NL Industries Inc.	6,551	48,346
Olin Corp.	575,987	6,848,485
OM Group Inc.(a)	249,378	7,236,950
PolyOne Corp.(a)	613,517	1,662,631
Quaker Chemical Corp.	91,408	1,214,812
Rockwood Holdings Inc.(a)	401,880	5,883,523
Sensient Technologies Corp.	397,553	8,972,771
ShengdaTech Inc.(a)	233,903	881,814
Solutia Inc.(a)	768,908	4,428,910
Spartech Corp.	247,195	2,271,722
Stepan Co.	5,113	225,790
Symyx Technologies Inc.(a)	57,985	339,212
W.R. Grace & Co.(a)	414,958	5,133,030
Westlake Chemical Corp.	159,030	3,242,622
Zoltek Companies Inc.(a)	225,666	2,193,474

		80,350,527
COAL—0.20%
International Coal Group Inc.(a)	736,553	2,106,542
Patriot Coal Corp.(a)	520,660	3,321,811
Westmoreland Coal Co.(a)	63,245	512,284

		5,940,637
COMMERCIAL SERVICES—3.64%
ABM Industries Inc.	290,136	5,242,758
Advance America Cash Advance Centers Inc.	38,836	172,043
Albany Molecular Research Inc.(a)	194,229	1,629,581
Avis Budget Group Inc.(a)	343,322	1,939,769
Barrett Business Services Inc.	63,838	670,299
Bowne & Co. Inc.	226,963	1,477,529
Cardtronics Inc.(a)	27,496	104,760
CDI Corp.	89,713	1,000,300
Compass Diversified Holdings	193,450	1,565,010
Consolidated Graphics Inc.(a)	78,481	1,367,139
Cornell Companies Inc.(a)	90,791	1,471,722
CRA International Inc.(a)	13,572	376,759
Cross Country Healthcare Inc.(a)	232,446	1,596,904
Deluxe Corp.	189,665	2,429,609
Diamond Management & Technology Consultants Inc.	12,434	52,223
Dollar Financial Corp.(a)	29,494	406,722
Dollar Thrifty Automotive Group Inc.(a)	176,545	2,462,803
DynCorp International Inc.(a)	173,134	2,906,920
Electro Rent Corp.	148,716	1,411,315
Euronet Worldwide Inc.(a)(b)	50,063	970,722
First Advantage Corp. Class A(a)	89,417	1,360,033
Franklin Covey Co.(a)	18,015	112,233
GEO Group Inc. (The)(a)	80,970	1,504,423
Global Cash Access Inc.(a)	30,503	242,804
Great Lakes Dredge & Dock Corp.	22,909	109,505
H&E Equipment Services Inc.(a)	221,051	2,066,827
Hackett Group Inc. (The)(a)	160,543	374,065
HealthSpring Inc.(a)	399,193	4,335,236
Heidrick & Struggles International Inc.	138,135	2,520,964
Hill International Inc.(a)	23,713	101,966
ICT Group Inc.(a)	14,288	124,734

Integrated Electrical Services Inc.(a)	48,032	375,130
Jackson Hewitt Tax Service Inc.	231,704	1,450,467
Kelly Services Inc. Class A	189,963	2,080,095
Kendle International Inc.(a)	93,246	1,141,331
Kforce Inc.(a)	232,103	1,919,492
Korn/Ferry International(a)	342,355	3,642,657
Landauer Inc.	30,146	1,849,156
Live Nation Inc.(a)(b)	681,440	3,311,798
Mac-Gray Corp.(a)	78,397	1,037,976
MAXIMUS Inc.	12,058	497,392
McGrath RentCorp	166,682	3,176,959
MedQuist Inc.	76,357	464,251
MPS Group Inc.(a)	754,346	5,763,203
Multi-Color Corp.	9,205	112,853
Nobel Learning Communities Inc.(a)	4,411	50,594
On Assignment Inc.(a)	267,871	1,047,376
PHH Corp.(a)(b)	443,823	8,068,702
Rent-A-Center Inc.(a)	538,853	9,607,749
Rewards Network Inc.(a)	106,550	402,759
Sotheby’s	46,250	652,588
Spherion Corp.(a)	430,224	1,772,523
Standard Parking Corp.(a)	50,471	822,173
StarTek Inc.(a)	81,577	654,248
Steiner Leisure Ltd.(a)	59,638	1,820,748
Stewart Enterprises Inc. Class A	655,121	3,157,683
Team Inc.(a)	8,064	126,363
Tree.com Inc.(a)	53,314	511,814
TrueBlue Inc.(a)	356,859	2,997,616
United Rentals Inc.(a)	489,978	3,179,957
Valassis Communications Inc.(a)	72,247	441,429
Viad Corp.	149,539	2,575,062
Volt Information Sciences Inc.(a)	103,327	647,860
Watson Wyatt Worldwide Inc. Class A	62,847	2,358,648

		109,826,329
COMPUTERS—1.94%
Agilysys Inc.	126,666	592,797
CACI International Inc. Class A(a)	216,632	9,252,353
CIBER Inc.(a)	570,886	1,769,747
Cogo Group Inc.(a)	201,923	1,205,480
Computer Task Group Inc.(a)	44,567	271,859
COMSYS IT Partners Inc.(a)	123,993	725,359
Cray Inc.(a)	79,486	626,350
Dynamics Research Corp.(a)	71,835	719,068
Echelon Corp.(a)	77,765	659,447
Electronics For Imaging Inc.(a)	401,408	4,279,009
Furmanite Corp.(a)	100,616	448,747
Imation Corp.	216,919	1,650,754
Integral Systems Inc.(a)	106,028	882,153
Mentor Graphics Corp.(a)	704,412	3,853,134
Mercury Computer Systems Inc.(a)	188,216	1,740,998
MTS Systems Corp.	122,011	2,519,527
Ness Technologies Inc.(a)	321,682	1,257,777
NetScout Systems Inc.(a)	26,769	251,093
Palm Inc.(a)	129,205	2,140,927
PAR Technology Corp.(a)	20,127	128,612
Perot Systems Corp. Class A(a)	568,207	8,142,406
Rimage Corp.(a)	77,834	1,292,823
Sigma Designs Inc.(a)(b)	60,169	965,111
Silicon Graphics International Corp.(a)	221,540	1,005,792

Silicon Storage Technology Inc.(a)	662,844	1,239,518
SMART Modular Technologies (WWH) Inc.(a)	304,486	691,183
SRA International Inc. Class A(a)	243,323	4,272,752
Super Micro Computer Inc.(a)	60,848	466,096
3D Systems Corp.(a)	40,025	288,580
Tier Technologies Inc. Class B(a)	69,903	536,855
Unisys Corp.(a)	2,850,144	4,303,717
Virtusa Corp.(a)	28,389	227,964

		58,407,988
COSMETICS & PERSONAL CARE—0.12%
Chattem Inc.(a)	9,382	638,914
Elizabeth Arden Inc.(a)	197,940	1,728,016
Inter Parfums Inc.	95,727	702,636
Revlon Inc. Class A(a)	85,520	465,229

		3,534,795
DISTRIBUTION & WHOLESALE—0.74%
Beacon Roofing Supply Inc.(a)	63,987	925,252
BlueLinx Holdings Inc.(a)	96,798	290,394
BMP Sunstone Corp.(a)(b)	25,436	120,567
Chindex International Inc.(a)	9,410	116,402
Core-Mark Holding Co. Inc.(a)	56,573	1,474,292
Houston Wire & Cable Co.	82,183	978,800
Owens & Minor Inc.	67,879	2,974,458
Pool Corp.(b)	181,676	3,008,555
ScanSource Inc.(a)	203,817	4,997,593
United Stationers Inc.(a)	193,439	6,747,152
Watsco Inc.	16,053	785,473

		22,418,938
DIVERSIFIED FINANCIAL SERVICES—2.12%
Ampal-American Israel Corp. Class A(a)	176,826	431,455
Asset Acceptance Capital Corp.(a)(b)	75,645	581,710
BGC Partners Inc. Class A	204,095	773,520
Calamos Asset Management Inc. Class A	146,774	2,070,981
California First National Bancorp	15,351	175,001
Cohen & Steers Inc.(b)	72,324	1,081,244
CompuCredit Corp.(a)(b)	70,667	162,534
Credit Acceptance Corp.(a)(b)	3,894	85,084
Diamond Hill Investment Group Inc.(a)	2,544	102,218
Doral Financial Corp.(a)(b)	39,945	99,863
E*TRADE Financial Corp.(a)	3,938,794	5,041,656
Encore Capital Group Inc.(a)	108,945	1,443,521
Epoch Holding Corp.	11,959	103,326
Evercore Partners Inc. Class A	58,713	1,153,123
FBR Capital Markets Corp.(a)	129,575	609,003
FCStone Group Inc.(a)	232,216	917,253
Financial Federal Corp.	134,719	2,768,475
First Marblehead Corp. (The)(a)(b)	513,491	1,037,252
GAMCO Investors Inc. Class A	23,149	1,122,727
International Assets Holding Corp.(a)	4,638	68,967
JMP Group Inc.	110,115	846,784
KBW Inc.(a)(b)	152,006	4,371,693
Knight Capital Group Inc. Class A(a)	373,136	6,361,969
LaBranche & Co. Inc.(a)	448,455	1,928,357
MF Global Ltd.(a)	553,684	3,283,346
National Financial Partners Corp.	335,181	2,453,525
Nelnet Inc. Class A(a)	107,663	1,463,140
NewStar Financial Inc.(a)	169,375	323,506

Ocwen Financial Corp.(a)	314,499	4,079,052
Oppenheimer Holdings Inc. Class A	75,942	1,607,692
Penson Worldwide Inc.(a)(b)	60,077	537,689
Piper Jaffray Companies(a)	160,607	7,013,708
Sanders Morris Harris Group Inc.	163,239	897,815
SWS Group Inc.	184,158	2,572,687
Teton Advisors Inc.(c)	652	0
Thomas Weisel Partners Group Inc.(a)	153,847	926,159
TradeStation Group Inc.(a)	199,557	1,688,252
U.S. Global Investors Inc. Class A(b)	14,538	134,622
Virtus Investment Partners Inc.(a)	48,642	714,551
Westwood Holdings Group Inc.	4,920	205,705
World Acceptance Corp.(a)	132,181	2,631,724

		63,870,889
ELECTRIC—3.83%
ALLETE Inc.	216,276	6,217,935
Avista Corp.	445,903	7,941,532
Black Hills Corp.	316,577	7,278,105
Central Vermont Public Service Corp.	94,069	1,702,649
CH Energy Group Inc.	128,834	6,016,548
Cleco Corp.	493,003	11,053,127
El Paso Electric Co.(a)	366,447	5,115,600
Empire District Electric Co. (The)	278,667	4,603,579
Florida Public Utilities Co.	50,928	714,520
IDACORP Inc.	384,783	10,058,228
MGE Energy Inc.	188,753	6,332,663
NorthWestern Corp.	293,210	6,673,460
Otter Tail Corp.	289,342	6,319,229
Pike Electric Corp.(a)	74,348	895,893
PNM Resources Inc.	706,803	7,569,860
Portland General Electric Co.	613,255	11,946,207
U.S. Geothermal Inc.(a)	113,795	161,589
UIL Holdings Corp.	239,212	5,370,309
UniSource Energy Corp.	290,591	7,712,285
Unitil Corp.	84,863	1,749,875

		115,433,193
ELECTRICAL COMPONENTS & EQUIPMENT—1.15%
Advanced Energy Industries Inc.(a)	58,908	529,583
Belden Inc.	379,977	6,345,616
China BAK Battery Inc.(a)	313,228	924,023
Encore Wire Corp.	148,068	3,161,252
Energy Conversion Devices Inc.(a)	58,953	834,185
EnerSys Inc.(a)	329,142	5,987,093
Fushi Copperweld Inc.(a)	125,341	1,036,570
GrafTech International Ltd.(a)	600,480	6,791,429
Graham Corp.	28,951	385,048
Greatbatch Inc.(a)(b)	52,262	1,181,644
Insteel Industries Inc.	145,683	1,200,428
Littelfuse Inc.(a)	177,050	3,533,918
Orion Energy Systems Inc.(a)	145,216	544,560
Power-One Inc.(a)(b)	577,058	859,816
PowerSecure International Inc.(a)	102,032	434,656
SatCon Technology Corp.(a)	65,859	118,546
Ultralife Corp.(a)	7,142	51,208
Valence Technology Inc.(a)(b)	63,350	113,397
Vicor Corp.	97,991	707,495

		34,740,467

ELECTRONICS—2.64%
Analogic Corp.	36,120	1,334,634
Bel Fuse Inc. Class B	85,383	1,369,543
Benchmark Electronics Inc.(a)	471,888	6,795,187
Brady Corp. Class A	390,925	9,820,036
Checkpoint Systems Inc.(a)	241,155	3,783,722
China Security & Surveillance Technology Inc.(a)	52,798	398,097
Coherent Inc.(a)	176,751	3,655,211
CTS Corp.	265,608	1,739,732
Cymer Inc.(a)	242,255	7,202,241
Daktronics Inc.	36,348	279,880
DDi Corp.(a)	100,982	457,448
Electro Scientific Industries Inc.(a)	222,528	2,487,863
FARO Technologies Inc.(a)	13,592	211,084
FEI Co.(a)	24,195	554,066
ICx Technologies Inc.(a)	40,821	244,926
II-VI Inc.(a)	64,398	1,427,704
L-1 Identity Solutions Inc.(a)	134,730	1,042,810
LaBarge Inc.(a)	23,306	216,047
Measurement Specialties Inc.(a)	121,386	855,771
MEMSIC Inc.(a)	118,794	503,687
Methode Electronics Inc.	279,636	1,963,045
OSI Systems Inc.(a)	26,828	559,364
OYO Geospace Corp.(a)	33,467	858,763
Park Electrochemical Corp.	61,122	1,315,957
Plexus Corp.(a)	213,958	4,377,581
Rofin-Sinar Technologies Inc.(a)	131,180	2,624,912
Rogers Corp.(a)	98,563	1,993,929
Spectrum Control Inc.(a)	104,524	919,811
Stoneridge Inc.(a)	127,806	613,469
Technitrol Inc.	332,422	2,150,770
TTM Technologies Inc.(a)	351,260	2,796,030
Varian Inc.(a)	181,114	7,141,325
Watts Water Technologies Inc. Class A	238,607	5,139,595
Woodward Governor Co.	95,109	1,883,158
X-Rite Inc.(a)	216,198	324,297
Zygo Corp.(a)	121,948	568,278

		79,609,973
ENERGY - ALTERNATE SOURCES—0.15%
Ascent Solar Technologies Inc.(a)	105,608	825,855
Evergreen Solar Inc.(a)	707,185	1,534,591
FuelCell Energy Inc.(a)	98,917	413,473
Green Plains Renewable Energy Inc.(a)	77,494	507,586
Headwaters Inc.(a)(b)	337,115	1,132,706

		4,414,211
ENGINEERING & CONSTRUCTION—1.09%
Dycom Industries Inc.(a)	317,914	3,519,308
EMCOR Group Inc.(a)	368,415	7,412,510
ENGlobal Corp.(a)	9,592	47,193
Granite Construction Inc.(b)	241,875	8,049,600
Insituform Technologies Inc. Class A(a)	316,758	5,375,383
Layne Christensen Co.(a)	158,540	3,242,143
Sterling Construction Co. Inc.(a)	96,900	1,478,694
Tutor Perini Corp.(a)	210,028	3,646,086
VSE Corp.	6,916	180,923

		32,951,840

ENTERTAINMENT—0.75%
Ascent Media Corp. Class A(a)	114,681	3,048,221
Bluegreen Corp.(a)	120,032	302,481
Carmike Cinemas Inc.	17,053	142,904
Churchill Downs Inc.	77,406	2,605,486
Cinemark Holdings Inc.	25,415	287,698
Great Wolf Resorts Inc.(a)	211,010	430,460
Lakes Entertainment Inc.(a)	101,639	295,769
National CineMedia Inc.	321,811	4,428,119
Pinnacle Entertainment Inc.(a)	227,159	2,110,307
Reading International Inc. Class A(a)	115,902	527,354
Speedway Motorsports Inc.	104,821	1,442,337
Steinway Musical Instruments Inc.(a)	57,218	612,233
Vail Resorts Inc.(a)	239,990	6,436,532

		22,669,901
ENVIRONMENTAL CONTROL—0.26%
EnergySolutions Inc.	559,117	5,143,876
Fuel Tech Inc.(a)	30,674	297,538
Metalico Inc.(a)	214,471	999,435
Met-Pro Corp.	26,448	286,167
Mine Safety Appliances Co.	16,593	399,891
Waste Services Inc.(a)	130,551	676,254

		7,803,161
FOOD—1.84%
American Italian Pasta Co. Class A(a)	48,596	1,416,087
B&G Foods Inc. Class A	108,182	909,811
Benihana Inc. Class A(a)	57,499	363,394
Chiquita Brands International Inc.(a)(b)	363,032	3,724,708
Diamond Foods Inc.	29,885	833,792
Fresh Del Monte Produce Inc.(a)	334,370	5,436,856
Frisch’s Restaurants Inc.	15,613	461,208
Great Atlantic & Pacific Tea Co. Inc. (The)(a)(b)	268,372	1,140,581
Hain Celestial Group Inc.(a)	243,122	3,795,134
HQ Sustainable Maritime Industries Inc.(a)	5,685	52,018
Imperial Sugar Co.	97,315	1,178,485
Ingles Markets Inc. Class A	105,829	1,612,834
M&F Worldwide Corp.(a)	87,321	1,746,420
Nash-Finch Co.	104,439	2,826,119
Ruddick Corp.	287,935	6,746,317
Seaboard Corp.	2,704	3,033,888
Seneca Foods Corp. Class A(a)	53,686	1,794,186
Smart Balance Inc.(a)	114,465	779,507
Spartan Stores Inc.	180,737	2,242,946
TreeHouse Foods Inc.(a)(b)	257,430	7,406,261
Village Super Market Inc. Class A	2,733	81,307
Weis Markets Inc.	73,173	2,452,759
Winn-Dixie Stores Inc.(a)	444,437	5,573,240

		55,607,858
FOREST PRODUCTS & PAPER—0.94%
Boise Inc.(a)(b)	127,634	219,530
Buckeye Technologies Inc.(a)	325,426	1,461,163
Clearwater Paper Corp.(a)	84,228	2,130,126
Deltic Timber Corp.	19,787	701,845
Domtar Corp.(a)	338,759	5,616,624
KapStone Paper and Packaging Corp.(a)	170,841	801,244
Louisiana-Pacific Corp.(a)	845,344	2,891,076
Neenah Paper Inc.	122,484	1,079,084
P.H. Glatfelter Co.	370,924	3,301,224

Potlatch Corp.	154,222	3,746,052
Rock-Tenn Co. Class A	38,490	1,468,778
Schweitzer-Mauduit International Inc.	124,611	3,390,665
Wausau Paper Corp.	218,622	1,469,140

		28,276,551
GAS—2.76%
Chesapeake Utilities Corp.	56,964	1,853,039
Laclede Group Inc. (The)	180,675	5,985,763
New Jersey Resources Corp.	288,227	10,675,928
Nicor Inc.	369,087	12,777,792
Northwest Natural Gas Co.	216,309	9,586,815
Piedmont Natural Gas Co.(b)	562,675	13,566,094
South Jersey Industries Inc.	214,924	7,498,698
Southwest Gas Corp.	364,821	8,102,674
WGL Holdings Inc.	409,302	13,105,850

		83,152,653
HAND & MACHINE TOOLS—0.81%
Baldor Electric Co.	305,808	7,275,172
Franklin Electric Co. Inc.	188,084	4,875,137
K-Tron International Inc.(a)	4,587	365,492
Raser Technologies Inc.(a)(b)	70,245	196,686
Regal Beloit Corp.	292,342	11,611,824

		24,324,311
HEALTH CARE - PRODUCTS—0.90%
AngioDynamics Inc.(a)	141,772	1,881,314
Aspect Medical Systems Inc.(a)	130,262	769,848
Cantel Medical Corp.(a)	29,087	472,082
Cardiac Science Corp.(a)	147,379	592,464
CONMED Corp.(a)	236,732	3,674,081
Cutera Inc.(a)	79,172	682,463
Cynosure Inc. Class A(a)	81,344	622,282
ev3 Inc.(a)	578,143	6,197,693
Hanger Orthopedic Group Inc.(a)	167,015	2,269,734
Hansen Medical Inc.(a)	40,904	202,066
Home Diagnostics Inc.(a)	67,986	417,434
Invacare Corp.	132,892	2,345,544
LCA-Vision Inc.(a)	49,837	210,312
Medical Action Industries Inc.(a)	24,137	276,369
Natus Medical Inc.(a)	60,071	693,219
OraSure Technologies Inc.(a)	29,562	73,018
Palomar Medical Technologies Inc.(a)	40,743	597,292
Symmetry Medical Inc.(a)	226,075	2,107,019
TomoTherapy Inc.(a)	201,444	553,971
Vital Images Inc.(a)	37,121	421,323
Volcano Corp.(a)	94,051	1,314,833
Young Innovations Inc.	13,324	290,330
Zoll Medical Corp.(a)	21,954	424,590

		27,089,281
HEALTH CARE - SERVICES—2.02%
Alliance Healthcare Services Inc.(a)	15,854	116,210
Allied Healthcare International Inc.(a)	312,208	677,491
Amedisys Inc.(a)	12,754	421,137
American Dental Partners Inc.(a)	69,288	628,442
AmSurg Corp.(a)	250,056	5,361,201
Assisted Living Concepts Inc. Class A(a)	83,584	1,216,147
Capital Senior Living Corp.(a)	187,364	852,506

Centene Corp.(a)	160,689	3,210,566
Continucare Corp.(a)	34,868	81,242
Gentiva Health Services Inc.(a)	143,326	2,359,146
Healthways Inc.(a)	260,367	3,501,936
Kindred Healthcare Inc.(a)	318,004	3,933,709
Magellan Health Services Inc.(a)	288,074	9,454,589
MedCath Corp.(a)	119,025	1,399,734
Molina Healthcare Inc.(a)(b)	107,655	2,575,108
National Healthcare Corp.	37,421	1,419,753
NightHawk Radiology Holdings Inc.(a)	175,836	650,593
NovaMed Inc.(a)	66,863	264,109
Odyssey Healthcare Inc.(a)	132,458	1,361,668
Psychiatric Solutions Inc.(a)	147,590	3,356,197
RadNet Inc.(a)(b)	17,267	38,851
RehabCare Group Inc.(a)	32,075	767,555
Res-Care Inc.(a)	205,276	2,935,447
Skilled Healthcare Group Inc. Class A(a)	154,443	1,158,323
Sun Healthcare Group Inc.(a)	355,225	2,998,099
Sunrise Senior Living Inc.(a)	376,263	620,834
Triple-S Management Corp. Class B(a)	158,862	2,476,659
U.S. Physical Therapy Inc.(a)	52,284	771,189
WellCare Health Plans Inc.(a)	344,454	6,368,954

		60,977,395
HOLDING COMPANIES - DIVERSIFIED—0.14%
Heckmann Corp.(a)	651,693	2,443,849
Information Services Group Inc.(a)	197,471	594,388
Resource America Inc. Class A	102,648	552,246
Zapata Corp.(a)	75,253	512,473

		4,102,956
HOME BUILDERS—0.68%
AMREP Corp.(a)(b)	12,692	139,993
Beazer Homes USA Inc.(a)(b)	313,317	573,370
Brookfield Homes Corp.(a)(b)	75,943	303,772
Cavco Industries Inc.(a)	54,081	1,369,872
China Housing & Land Development Inc.(a)	213,453	1,229,489
Hovnanian Enterprises Inc. Class A(a)(b)	191,999	453,118
M/I Homes Inc.(a)(b)	129,657	1,269,342
Meritage Homes Corp.(a)(b)	255,545	4,819,579
Ryland Group Inc.	351,153	5,885,324
Skyline Corp.	57,809	1,257,346
Standard-Pacific Corp.(a)	818,047	1,660,635
Winnebago Industries Inc.	203,871	1,514,762

		20,476,602
HOME FURNISHINGS—0.42%
American Woodmark Corp.	83,470	1,999,107
Audiovox Corp. Class A(a)	146,984	861,326
Ethan Allen Interiors Inc.(b)	199,498	2,066,799
Furniture Brands International Inc.	332,815	1,008,429
Hooker Furniture Corp.(b)	89,557	1,028,114
Kimball International Inc. Class B	266,139	1,660,707
La-Z-Boy Inc.	417,020	1,968,334
Sealy Corp.(a)(b)	313,635	614,725
Stanley Furniture Co. Inc.	85,921	927,088
Universal Electronics Inc.(a)	28,680	578,476

		12,713,105

HOUSEHOLD PRODUCTS & WARES—0.76%
ACCO Brands Corp.(a)	444,830	1,254,421
American Greetings Corp. Class A	321,287	3,752,632
Blyth Inc.	43,567	1,428,562
Central Garden & Pet Co. Class A(a)	507,133	4,995,260
CSS Industries Inc.	63,040	1,284,755
Ennis Inc.	210,795	2,626,506
Helen of Troy Ltd.(a)	243,228	4,083,798
Oil-Dri Corp. of America	42,774	635,194
Prestige Brands Holdings Inc.(a)	272,774	1,677,560
Standard Register Co. (The)	36,195	117,996
WD-40 Co.	39,871	1,156,259

		23,012,943
INSURANCE—6.17%
Ambac Financial Group Inc.(b)	2,336,048	2,149,164
American Equity Investment Life Holding Co.	429,470	2,396,443
American Physicians Capital Inc.	58,764	2,301,198
American Physicians Service Group Inc.	52,969	1,201,867
American Safety Insurance Holdings Ltd.(a)	63,727	867,324
Amerisafe Inc.(a)	153,492	2,388,336
AmTrust Financial Services Inc.	158,328	1,804,939
Argo Group International Holdings Ltd.(a)	251,503	7,097,415
Assured Guaranty Ltd.	434,303	5,376,671
Baldwin & Lyons Inc. Class B	68,928	1,357,882
Citizens Inc.(a)(b)	67,982	413,331
CNA Surety Corp.(a)	136,033	1,835,085
Conseco Inc.(a)	1,505,331	3,567,634
Crawford & Co. Class B(a)	34,514	165,667
Delphi Financial Group Inc. Class A	350,274	6,805,824
Donegal Group Inc. Class A	96,358	1,465,605
Eastern Insurance Holdings Inc.	65,160	613,156
EMC Insurance Group Inc.	40,651	845,947
Employers Holdings Inc.	380,769	5,159,420
Enstar Group Ltd.(a)(b)	54,369	3,199,616
FBL Financial Group Inc. Class A	62,164	513,475
First Acceptance Corp.(a)	139,687	297,533
First Mercury Financial Corp.	61,811	851,137
Flagstone Reinsurance Holdings Ltd.	324,927	3,346,748
FPIC Insurance Group Inc.(a)	62,039	1,899,634
Greenlight Capital Re Ltd. Class A(a)(b)	229,836	3,978,461
Hallmark Financial Services Inc.(a)	69,648	497,983
Harleysville Group Inc.	107,336	3,029,022
Horace Mann Educators Corp.	319,242	3,182,843
Independence Holding Co.	52,163	331,757
Infinity Property and Casualty Corp.	111,817	4,076,848
IPC Holdings Ltd.	456,694	12,486,014
Kansas City Life Insurance Co.	36,280	976,295
Maiden Holdings Ltd.	406,252	2,665,013
Max Capital Group Ltd.	376,454	6,949,341
Meadowbrook Insurance Group Inc.	468,130	3,056,889
Mercer Insurance Group Inc.	46,462	738,746
MGIC Investment Corp.	1,019,949	4,487,776
Montpelier Re Holdings Ltd.	704,570	9,363,735
National Interstate Corp.	52,126	791,273
National Western Life Insurance Co. Class A	18,323	2,139,210
Navigators Group Inc. (The)(a)	101,770	4,521,641
NYMAGIC Inc.	40,012	555,367
Phoenix Companies Inc. (The)(a)	826,660	1,380,522
Platinum Underwriters Holdings Ltd.	417,628	11,939,985
PMA Capital Corp. Class A(a)	267,708	1,218,071

PMI Group Inc. (The)(b)	581,219	1,150,814
Presidential Life Corp.	173,153	1,310,768
Primus Guaranty Ltd.(a)(b)	154,145	363,782
ProAssurance Corp.(a)	270,048	12,478,918
Radian Group Inc.(b)	662,292	1,801,434
RLI Corp.	88,924	3,983,795
Safety Insurance Group Inc.	94,617	2,891,496
SeaBright Insurance Holdings Inc.(a)	180,174	1,825,163
Selective Insurance Group Inc.	430,844	5,501,878
State Auto Financial Corp.	118,876	2,080,330
Stewart Information Services Corp.	139,111	1,982,332
Tower Group Inc.	37,599	931,703
United America Indemnity Ltd. Class A(a)	304,800	1,459,992
United Fire & Casualty Co.	180,510	3,095,747
Universal American Corp.(a)	218,351	1,904,021
Universal Insurance Holdings Inc.	41,856	210,117
Zenith National Insurance Corp.	305,709	6,646,114

		185,906,247
INTERNET—1.58%
ActivIdentity Corp.(a)	254,675	644,328
Avocent Corp.(a)	313,604	4,377,912
China Information Security Technology Inc.(a)	31,659	90,545
Digital River Inc.(a)	60,222	2,187,263
EarthLink Inc.(a)	755,288	5,596,684
ePlus Inc.(a)	29,014	422,734
Global Sources Ltd.(a)	117,265	845,481
i2 Technologies Inc.(a)(b)	24,338	305,442
iBasis Inc.(a)	227,648	298,219
InfoSpace Inc.(a)	126,903	841,367
Internap Network Services Corp.(a)	421,897	1,472,421
Internet Brands Inc. Class A(a)	108,143	757,001
Internet Capital Group Inc.(a)	127,686	859,327
iPass Inc.(a)	418,895	670,232
j2 Global Communications Inc.(a)	30,428	686,456
Keynote Systems Inc.(a)	51,501	393,468
ModusLink Global Solutions Inc.(a)	351,087	2,408,457
1-800-FLOWERS.COM Inc.(a)	181,099	347,710
Online Resources Corp.(a)	72,357	451,508
Openwave Systems Inc.(a)	487,586	1,092,193
Orbitz Worldwide Inc.(a)	169,663	322,360
PCTEL Inc.(a)	136,352	729,483
Perficient Inc.(a)	185,825	1,298,917
RealNetworks Inc.(a)	333,928	998,445
Safeguard Scientifics Inc.(a)	633,166	835,779
Shutterfly Inc.(a)	144,094	2,010,111
SonicWALL Inc.(a)	414,331	2,270,534
Support.com Inc.(a)	296,256	645,838
TechTarget Inc.(a)	96,590	386,360
TIBCO Software Inc.(a)	915,020	6,560,693
United Online Inc.	681,523	4,436,715
US Auto Parts Network Inc.(a)	72,977	275,123
Vasco Data Security International Inc.(a)	48,949	357,817
Vignette Corp.(a)	35,994	473,321
Web.com Group Inc.(a)	219,333	1,234,845

		47,585,089
INVESTMENT COMPANIES—1.57%
Allied Capital Corp.	1,456,827	5,069,758
American Capital Ltd.	1,757,139	5,640,416

Apollo Investment Corp.	1,160,379	6,962,274
Ares Capital Corp.	792,605	6,388,396
BlackRock Kelso Capital Corp.	101,009	629,286
Capital Southwest Corp.	24,769	1,792,037
Fifth Street Finance Corp.	163,896	1,645,516
Gladstone Capital Corp.(b)	178,385	1,343,239
Gladstone Investment Corp.	186,702	901,771
Harris & Harris Group Inc.(a)(b)	215,657	1,257,280
Hercules Technology Growth Capital Inc.	287,634	2,404,620
Kayne Anderson Energy Development Co.	84,254	1,117,208
Kohlberg Capital Corp.	138,917	877,955
Main Street Capital Corp.	21,948	300,468
MCG Capital Corp.(a)	542,746	1,318,873
Medallion Financial Corp.	127,001	971,558
MVC Capital Inc.	179,512	1,518,672
NGP Capital Resources Co.	177,127	1,039,735
PennantPark Investment Corp.	175,121	1,243,359
Prospect Capital Corp.	350,029	3,220,267
TICC Capital Corp.	221,037	974,773
Triangle Capital Corp.	61,761	674,430

		47,291,891
IRON & STEEL—0.18%
China Precision Steel Inc.(a)(b)	257,692	639,076
General Steel Holdings Inc.(a)	69,587	276,260
Gibraltar Industries Inc.	219,223	1,506,062
Olympic Steel Inc.	73,282	1,793,211
Sutor Technology Group Ltd.(a)	63,442	207,455
Universal Stainless & Alloy Products Inc.(a)	55,990	910,957

		5,333,021
LEISURE TIME—0.44%
Brunswick Corp.	718,803	3,105,229
Callaway Golf Co.	523,658	2,654,946
Interval Leisure Group Inc.(a)	19,872	185,207
Life Time Fitness Inc.(a)	299,920	6,001,399
Marine Products Corp.	82,453	309,199
Multimedia Games Inc.(a)	162,896	807,964
Town Sports International Holdings Inc.(a)	53,964	202,365
Universal Travel Group(a)	8,959	100,251

		13,366,560
LODGING—0.38%
Gaylord Entertainment Co.(a)(b)	281,750	3,581,043
Marcus Corp.	152,103	1,600,124
Monarch Casino & Resort Inc.(a)	19,124	139,605
Morgans Hotel Group Co.(a)(b)	59,678	228,567
Orient-Express Hotels Ltd. Class A	626,710	5,320,768
Red Lion Hotels Corp.(a)	110,786	531,773

		11,401,880
MACHINERY—1.61%
Alamo Group Inc.	54,678	552,248
Albany International Corp. Class A	219,867	2,502,086
Altra Holdings Inc.(a)	185,698	1,390,878
Applied Industrial Technologies Inc.	344,756	6,791,693
Astec Industries Inc.(a)	147,611	4,382,571
Bolt Technology Corp.(a)	48,153	541,240
Briggs & Stratton Corp.	406,324	5,420,362
Cascade Corp.(b)	72,738	1,144,169

Cognex Corp.	264,789	3,741,469
Columbus McKinnon Corp.(a)	154,328	1,952,249
DXP Enterprises Inc.(a)	64,312	737,659
Flow International Corp.(a)	43,445	102,096
Gorman-Rupp Co. (The)	44,159	890,687
Hurco Companies Inc.(a)	47,244	738,424
Intevac Inc.(a)	179,793	1,565,997
Kadant Inc.(a)	101,816	1,149,503
Lindsay Corp.	5,252	173,841
NACCO Industries Inc.	44,519	1,278,586
Nordson Corp.	181,447	7,014,741
Robbins & Myers Inc.	200,215	3,854,139
Sauer-Danfoss Inc.	82,408	505,161
Tecumseh Products Co. Class A(a)	153,570	1,491,165
Twin Disc Inc.	70,799	482,141

		48,403,105
MACHINERY - DIVERSIFIED—0.02%
Chart Industries Inc.(a)	27,678	503,186

		503,186
MANUFACTURING—2.12%
A.O. Smith Corp.	179,048	5,831,593
Actuant Corp. Class A	248,358	3,029,968
Acuity Brands Inc.	77,133	2,163,581
American Railcar Industries Inc.	76,760	634,038
Ameron International Corp.	75,052	5,031,486
Barnes Group Inc.	379,709	4,514,740
Blount International Inc.(a)	208,690	1,796,821
Ceradyne Inc.(a)	210,281	3,713,562
CLARCOR Inc.	261,296	7,627,230
Colfax Corp.(a)	134,114	1,035,360
Eastman Kodak Co.	2,187,750	6,475,740
EnPro Industries Inc.(a)	162,649	2,929,308
Federal Signal Corp.	396,800	3,035,520
FreightCar America Inc.	96,138	1,616,080
GenTek Inc.(a)	64,350	1,436,936
GP Strategies Corp.(a)	49,440	291,202
Griffon Corp.(a)	354,041	2,945,621
Koppers Holdings Inc.	60,589	1,597,732
Myers Industries Inc.	255,417	2,125,069
Polypore International Inc.(a)	123,920	1,377,990
Portec Rail Products Inc.	27,233	268,245
Standex International Corp.	102,018	1,183,409
Sturm, Ruger & Co. Inc.	10,399	129,364
Tredegar Corp.	240,872	3,208,415

		63,999,010
MEDIA—0.38%
Belo Corp. Class A	714,419	1,278,810
Courier Corp.	83,834	1,279,307
Crown Media Holdings Inc. Class A(a)(b)	71,347	119,149
E.W. Scripps Co. (The) Class A	238,539	498,547
Fisher Communications Inc.	48,237	616,951
Journal Communications Inc. Class A	336,531	353,358
Lin TV Corp. Class A(a)	212,233	356,551
LodgeNet Interactive Corp.(a)	53,834	183,036
Martha Stewart Living Omnimedia Inc. Class A(a)	25,780	78,887
Mediacom Communications Corp. Class A(a)	202,610	1,035,337
Outdoor Channel Holdings Inc.(a)	106,364	627,548

PRIMEDIA Inc.	126,389	254,042
Scholastic Corp.	183,658	3,634,592
Sinclair Broadcast Group Inc. Class A	356,230	691,086
World Wrestling Entertainment Inc.	41,135	516,656

		11,523,857
METAL FABRICATE & HARDWARE—1.24%
A.M. Castle & Co.	134,198	1,621,112
Ampco-Pittsburgh Corp.	35,190	825,206
CIRCOR International Inc.	138,295	3,265,145
Eastern Co. (The)	49,625	818,813
Hawk Corp. Class A(a)	37,211	515,372
Haynes International Inc.(a)	97,858	2,319,235
Kaydon Corp.	271,164	8,829,100
L.B. Foster Co. Class A(a)	82,541	2,482,008
Ladish Co. Inc.(a)	129,340	1,677,540
Lawson Products Inc.	33,590	477,314
Mueller Industries Inc.	303,036	6,303,149
Mueller Water Products Inc. Class A	942,530	3,525,062
North American Galvanizing & Coatings Inc.(a)	29,465	178,558
Northwest Pipe Co.(a)	75,239	2,615,308
RBC Bearings Inc.(a)	9,445	193,150
Sun Hydraulics Corp.	60,634	980,452
TriMas Corp.(a)	52,088	175,537
Worthington Industries Inc.	42,494	543,498

		37,345,559
MINING—1.33%
Allied Nevada Gold Corp.(a)	60,639	488,750
AMCOL International Corp.	148,984	3,215,075
Brush Engineered Materials Inc.(a)	164,318	2,752,327
Century Aluminum Co.(a)	369,554	2,302,321
Coeur d’Alene Mines Corp.(a)	560,020	6,888,246
General Moly Inc.(a)(b)	508,630	1,129,159
Hecla Mining Co.(a)(b)	1,777,503	4,763,708
Horsehead Holding Corp.(a)	286,161	2,131,899
Kaiser Aluminum Corp.	125,693	4,513,636
Paramount Gold and Silver Corp.(a)	87,955	133,692
RTI International Metals Inc.(a)	188,433	3,329,611
Stillwater Mining Co.(a)	285,548	1,630,479
United States Lime & Minerals Inc.(a)	3,256	138,120
Uranerz Energy Corp.(a)	66,754	125,498
Uranium Energy Corp.(a)	20,937	60,717
US Gold Corp.(a)	642,004	1,694,891
USEC Inc.(a)(b)	916,325	4,874,849

		40,172,978
MISCELLANEOUS - MANUFACTURING—0.09%
John Bean Technologies Corp.	224,379	2,809,225

		2,809,225
OFFICE FURNISHINGS—0.17%
HNI Corp.(b)	98,623	1,781,131
Steelcase Inc. Class A	581,947	3,386,932

		5,168,063
OIL & GAS—2.52%
Alon USA Energy Inc.(b)	61,062	631,992
Approach Resources Inc.(a)	66,188	456,697
Atlas America Inc.	143,123	2,557,608

ATP Oil & Gas Corp.(a)	181,060	1,260,178
Berry Petroleum Co. Class A	349,206	6,491,740
Bill Barrett Corp.(a)	313,390	8,605,689
BPZ Resources Inc.(a)	129,573	633,612
Brigham Exploration Co.(a)	298,762	1,042,679
Bronco Drilling Co. Inc.(a)	196,566	841,302
Cheniere Energy Inc.(a)	317,994	934,902
Clayton Williams Energy Inc.(a)	48,930	923,309
Contango Oil & Gas Co.(a)	5,258	223,412
CREDO Petroleum Corp.(a)	11,102	118,569
Crosstex Energy Inc.	323,868	1,347,291
Cubic Energy Inc.(a)	153,635	165,926
CVR Energy Inc.(a)	170,085	1,246,723
Delek US Holdings Inc.	100,794	854,733
Delta Petroleum Corp.(a)	667,887	1,289,022
Endeavour International Corp.(a)	54,992	74,789
GeoResources Inc.(a)	60,273	614,785
GMX Resources Inc.(a)(b)	94,607	1,006,618
Goodrich Petroleum Corp.(a)	199,743	4,911,680
Gran Tierra Energy Inc.(a)	1,661,718	5,732,927
Gulfport Energy Corp.(a)	12,405	84,974
Harvest Natural Resources Inc.(a)	268,965	1,186,136
Oilsands Quest Inc.(a)(b)	1,563,282	1,500,751
Parallel Petroleum Corp.(a)	346,145	671,521
Parker Drilling Co.(a)	946,339	4,107,111
Penn Virginia Corp.	370,254	6,061,058
PetroCorp Inc. Escrow(c)	19,086	2
Petroleum Development Corp.(a)	120,410	1,889,233
PetroQuest Energy Inc.(a)	343,397	1,267,135
Pioneer Drilling Co.(a)	269,416	1,290,503
Rex Energy Corp.(a)	57,109	325,521
Rosetta Resources Inc.(a)	426,097	3,728,349
Stone Energy Corp.(a)	280,726	2,082,987
Swift Energy Co.(a)	254,095	4,230,682
Toreador Resources Corp.	10,797	72,340
VAALCO Energy Inc.(a)	440,948	1,865,210
Vantage Drilling Co.(a)	248,872	435,526
Venoco Inc.(a)	101,951	781,964
W&T Offshore Inc.	14,256	138,853
Warren Resources Inc.(a)	223,500	547,575
Western Refining Inc.(a)	254,664	1,797,928

		76,031,542
OIL & GAS SERVICES—1.53%
Allis-Chalmers Energy Inc.(a)	468,656	1,082,595
Basic Energy Services Inc.(a)	180,967	1,236,005
Boots & Coots Inc.(a)	650,116	903,661
Cal Dive International Inc.(a)	279,251	2,409,936
CARBO Ceramics Inc.	13,013	445,045
Complete Production Services Inc.(a)	475,161	3,022,024
Dawson Geophysical Co.(a)	63,011	1,880,878
Geokinetics Inc.(a)	18,185	248,225
Global Industries Ltd.(a)	813,549	4,604,687
Gulf Island Fabrication Inc.	92,404	1,462,755
Hercules Offshore Inc.(a)	639,920	2,540,482
Hornbeck Offshore Services Inc.(a)	186,876	3,997,278
ION Geophysical Corp.(a)	668,578	1,718,245
Key Energy Services Inc.(a)	1,008,080	5,806,541
Lufkin Industries Inc.	13,935	585,967
Matrix Service Co.(a)	148,621	1,706,169

NATCO Group Inc. Class A(a)	132,208	4,352,287
Natural Gas Services Group Inc.(a)	86,889	1,155,624
Newpark Resources Inc.(a)	721,634	2,056,657
Superior Well Services Inc.(a)	115,957	689,944
T-3 Energy Services Inc.(a)	100,696	1,199,289
Tetra Technologies Inc.(a)	283,944	2,260,194
TGC Industries Inc.(a)	25,447	123,927
Union Drilling Inc.(a)	83,075	549,957

		46,038,372
PACKAGING & CONTAINERS—0.26%
AEP Industries Inc.(a)	2,945	77,719
Astronics Corp.(a)	13,269	137,865
BWAY Holding Co.(a)	56,455	989,656
Graphic Packaging Holding Co.(a)	927,995	1,698,231
Silgan Holdings Inc.	103,550	5,077,057

		7,980,528
PHARMACEUTICALS—0.77%
Adolor Corp.(a)	178,704	314,519
Biodel Inc.(a)	9,706	50,083
Caraco Pharmaceutical Laboratories Ltd.(a)	54,262	166,584
Hi-Tech Pharmacal Co. Inc.(a)	52,177	464,375
I-Flow Corp.(a)	103,306	716,944
Infinity Pharmaceuticals Inc.(a)	80,901	472,462
K-V Pharmaceutical Co. Class A(a)	147,749	474,274
Mannatech Inc.(b)	130,930	432,069
Medicines Co. (The)(a)	122,704	1,029,487
Medicis Pharmaceutical Corp. Class A	415,300	6,777,696
Nabi Biopharmaceuticals(a)	116,658	282,312
Noven Pharmaceuticals Inc.(a)	182,640	2,611,752
Nutraceutical International Corp.(a)	84,896	882,069
Omega Protein Corp.(a)	159,303	646,770
Par Pharmaceutical Companies Inc.(a)	283,613	4,296,737
Progenics Pharmaceuticals Inc.(a)	54,258	279,429
Schiff Nutrition International Inc.(a)	81,270	413,664
ViroPharma Inc.(a)(b)	504,602	2,992,290

		23,303,516
REAL ESTATE—0.36%
American Realty Investors Inc.(a)	21,594	220,259
Avatar Holdings Inc.(a)	50,560	918,675
Consolidated-Tomoka Land Co.	44,975	1,577,723
Forestar Group Inc.(a)(b)	292,230	3,471,692
Hilltop Holdings Inc.(a)	323,143	3,835,707
Resource Capital Corp.	168,449	539,037
Transcontinental Realty Investors Inc.(a)	11,496	138,757
United Capital Corp.(a)	15,191	278,299

		10,980,149
REAL ESTATE INVESTMENT TRUSTS—9.29%
Acadia Realty Trust	248,570	3,243,839
Agree Realty Corp.	59,053	1,082,441
Alexander’s Inc.	6,337	1,708,455
American Campus Communities Inc.	425,847	9,445,286
American Capital Agency Corp.(b)	81,047	1,861,650
Anthracite Capital Inc.(b)	655,567	406,452
Anworth Mortgage Asset Corp.	829,179	5,978,381
Ashford Hospitality Trust Inc.(b)	494,014	1,388,179
Associated Estates Realty Corp.	99,947	595,684

BioMed Realty Trust Inc.	799,964	8,183,632
CapLease Inc.	398,416	1,099,628
Capstead Mortgage Corp.	518,045	6,584,352
Care Investment Trust Inc.	107,262	557,762
CBL & Associates Properties Inc.	580,260	3,127,601
Cedar Shopping Centers Inc.	323,168	1,460,719
Cogdell Spencer Inc.	220,286	945,027
Colonial Properties Trust	397,388	2,940,671
Cousins Properties Inc.(b)	45,750	388,875
DCT Industrial Trust Inc.	1,436,489	5,860,875
Developers Diversified Realty Corp.	1,121,617	5,473,491
DiamondRock Hospitality Co.	880,684	5,513,082
DuPont Fabros Technology Inc.	103,398	974,009
Dynex Capital Inc.	93,525	766,905
EastGroup Properties Inc.	80,495	2,657,945
Education Realty Trust Inc.	235,703	1,011,166
Entertainment Properties Trust	285,121	5,873,493
Equity Lifestyle Properties Inc.	64,518	2,398,779
Equity One Inc.(b)	266,621	3,535,394
Extra Space Storage Inc.	704,667	5,883,969
FelCor Lodging Trust Inc.	516,086	1,269,572
First Industrial Realty Trust Inc.(b)	317,400	1,380,690
First Potomac Realty Trust	223,083	2,175,059
Franklin Street Properties Corp.	481,865	6,384,711
Getty Realty Corp.	84,682	1,597,949
Gladstone Commercial Corp.	71,189	922,609
Glimcher Realty Trust	283,445	821,991
Gramercy Capital Corp.(a)	359,808	579,291
Hatteras Financial Corp.	295,344	8,443,885
Healthcare Realty Trust Inc.(b)	483,972	8,145,249
Hersha Hospitality Trust	354,001	877,922
Highwoods Properties Inc.	578,214	12,934,647
Home Properties Inc.	268,545	9,157,385
Inland Real Estate Corp.	572,420	4,006,940
Investors Real Estate Trust	452,871	4,026,023
iStar Financial Inc.	808,003	2,294,729
Kilroy Realty Corp.	294,338	6,045,703
Kite Realty Group Trust	367,029	1,071,725
LaSalle Hotel Properties	435,499	5,374,058
Lexington Realty Trust	686,994	2,335,780
LTC Properties Inc.	168,698	3,449,874
Medical Properties Trust Inc.	653,389	3,966,071
MFA Financial Inc.	1,817,880	12,579,730
Mid-America Apartment Communities Inc.	115,282	4,232,002
Mission West Properties Inc.	146,604	1,001,305
Monmouth Real Estate Investment Corp. Class A	165,031	967,082
National Health Investors Inc.	200,923	5,366,653
National Retail Properties Inc.	652,362	11,318,481
NorthStar Realty Finance Corp.(b)	477,554	1,351,478
Omega Healthcare Investors Inc.(b)	548,099	8,506,496
Parkway Properties Inc.	175,408	2,280,304
Pennsylvania Real Estate Investment Trust(b)	288,190	1,440,950
Post Properties Inc.	361,741	4,861,799
PS Business Parks Inc.	83,026	4,021,779
RAIT Financial Trust(b)	550,453	754,121
Ramco-Gershenson Properties Trust	130,127	1,302,571
Redwood Trust Inc.(b)	550,832	8,130,280
Saul Centers Inc.	20,193	597,107
Sovran Self Storage Inc.	184,877	4,547,974

Strategic Hotels & Resorts Inc.	600,013	666,014
Sun Communities Inc.	133,517	1,839,864
Sunstone Hotel Investors Inc.(b)	612,645	3,277,651
Tanger Factory Outlet Centers Inc.	142,260	4,613,492
UMH Properties Inc.	55,477	442,152
Universal Health Realty Income Trust	41,222	1,299,317
Urstadt Biddle Properties Inc. Class A	167,783	2,362,385
U-Store-It Trust	404,300	1,981,070
Walter Investment Management Corp.(a)	144,354	1,917,021
Washington Real Estate Investment Trust	422,633	9,454,300
Winthrop Realty Trust	98,075	875,810

		280,198,793
RETAIL—4.86%
AFC Enterprises Inc.(a)	190,416	1,285,308
Allion Healthcare Inc.(a)	156,816	933,055
America’s Car-Mart Inc.(a)(b)	33,437	685,459
AnnTaylor Stores Corp.(a)	477,404	3,809,684
Asbury Automotive Group Inc.	262,061	2,683,505
Bob Evans Farms Inc.(b)	250,476	7,198,680
Books-A-Million Inc.	52,395	372,528
Borders Group Inc.(a)	390,054	1,435,399
Brown Shoe Co. Inc.	336,701	2,437,715
Buckle Inc. (The)	17,195	546,285
Build-A-Bear Workshop Inc.(a)	142,255	635,880
Cabela’s Inc.(a)(b)	325,345	4,001,744
Casey’s General Stores Inc.	161,215	4,141,613
Cash America International Inc.	240,954	5,635,914
Charlotte Russe Holding Inc.(a)	55,613	716,295
Charming Shoppes Inc.(a)	877,511	3,264,341
Christopher & Banks Corp.	254,479	1,707,554
Coldwater Creek Inc.(a)	92,233	558,932
Collective Brands Inc.(a)	294,632	4,292,788
Conn’s Inc.(a)(b)	82,877	1,035,963
Cracker Barrel Old Country Store Inc.	47,565	1,327,064
Dillard’s Inc. Class A(b)	417,470	3,840,724
Domino’s Pizza Inc.(a)	270,271	2,024,330
Dress Barn Inc.(a)	271,241	3,878,746
DSW Inc. Class A(a)(b)	94,993	935,681
Einstein Noah Restaurant Group Inc.(a)	2,976	25,742
Finish Line Inc. (The) Class A	152,879	1,134,362
Fred’s Inc. Class A	228,364	2,877,386
Gander Mountain Co.(a)	43,032	258,192
Genesco Inc.(a)	156,565	2,938,725
Group 1 Automotive Inc.(b)	196,247	5,106,347
Haverty Furniture Companies Inc.	147,145	1,346,377
Hot Topic Inc.(a)	146,159	1,068,422
Insight Enterprises Inc.(a)	325,455	3,143,895
Jo-Ann Stores Inc.(a)	135,107	2,792,662
Kenneth Cole Productions Inc. Class A	63,031	443,108
Landry’s Restaurants Inc.(a)(b)	60,701	522,029
Lithia Motors Inc. Class A	133,780	1,236,127
Luby’s Inc.(a)	173,955	706,257
McCormick & Schmick’s Seafood Restaurants Inc.(a)	111,231	846,468
Men’s Wearhouse Inc. (The)	402,995	7,729,444
Movado Group Inc.	130,013	1,370,337
New York & Co. Inc.(a)	208,505	644,280
99 Cents Only Stores(a)(b)	46,681	633,928
O’Charley’s Inc.	139,738	1,292,577

OfficeMax Inc.	167,632	1,052,729
Pacific Sunwear of California Inc.(a)	531,071	1,789,709
Pantry Inc. (The)(a)	161,840	2,686,544
Papa John’s International Inc.(a)	33,840	838,894
PC Connection Inc.(a)	77,334	406,004
PC Mall Inc.(a)	63,000	425,880
Pep Boys - Manny, Moe & Jack (The)	396,928	4,024,850
Pier 1 Imports Inc.(a)(b)	726,996	1,446,722
Red Robin Gourmet Burgers Inc.(a)	95,408	1,788,900
Regis Corp.	357,853	6,230,221
Retail Ventures Inc.(a)	217,383	473,895
Rex Stores Corp.(a)	60,018	603,781
Ruby Tuesday Inc.(a)	430,251	2,865,472
Rush Enterprises Inc. Class A(a)	201,113	2,342,966
Ruth’s Hospitality Group Inc.(a)	28,080	103,054
Saks Inc.(a)	968,822	4,291,881
Sally Beauty Holdings Inc.(a)	576,609	3,667,233
School Specialty Inc.(a)	98,537	1,991,433
Shoe Carnival Inc.(a)	75,238	897,589
Sonic Automotive Inc.(b)	141,544	1,438,087
Sonic Corp.(a)	42,847	429,755
Sport Supply Group Inc.	55,117	473,455
Stage Stores Inc.	309,404	3,434,384
Steak n Shake Co. (The)(a)(b)	196,337	1,715,985
Stein Mart Inc.(a)	13,362	118,387
Susser Holdings Corp.(a)	54,099	605,368
Syms Corp.(a)	54,126	406,486
Systemax Inc.(a)(b)	59,069	703,512
Talbots Inc. (The)(b)	73,853	398,806
Titan Machinery Inc.(a)	8,724	110,708
Tuesday Morning Corp.(a)	242,301	816,554
Tween Brands Inc.(a)	175,183	1,170,222
West Marine Inc.(a)	118,910	655,194
Zale Corp.(a)(b)	197,542	679,544
Zumiez Inc.(a)	11,282	90,369

		146,676,425
SAVINGS & LOANS—2.30%
Abington Bancorp Inc.	180,362	1,435,682
Astoria Financial Corp.	697,514	5,984,670
BankFinancial Corp.	178,223	1,579,056
Beneficial Mutual Bancorp Inc.(a)	271,273	2,604,221
Berkshire Hills Bancorp Inc.	111,503	2,317,032
Brookline Bancorp Inc.	364,261	3,394,913
Brooklyn Federal Bancorp Inc.	13,177	148,241
Cape Bancorp. Inc.(a)	97,866	844,584
Cheviot Financial Corp.	18,418	147,344
Chicopee Bancorp Inc.(a)	53,741	697,021
Clifton Savings Bancorp Inc.	68,849	740,815
Danvers Bancorp Inc.	140,802	1,893,787
Dime Community Bancshares Inc.	208,875	1,902,851
ESB Financial Corp.	76,384	1,002,158
ESSA Bancorp Inc.	127,693	1,745,563
First Defiance Financial Corp.	67,507	877,591
First Financial Holdings Inc.	97,917	920,420
First Financial Northwest Inc.	151,633	1,185,770
Flagstar Bancorp Inc.(a)(b)	555,982	378,068
Flushing Financial Corp.	180,444	1,687,151
Fox Chase Bancorp Inc.(a)	44,715	428,817
Heritage Financial Group	13,255	113,595

Home Bancorp Inc.(a)	74,238	886,402
Home Federal Bancorp Inc.	138,761	1,413,975
Investors Bancorp Inc.(a)	350,974	3,214,922
Kearny Financial Corp.	121,427	1,389,125
Kentucky First Federal Bancorp	21,497	261,189
Legacy Bancorp Inc.	61,303	680,463
Meridian Interstate Bancorp Inc.(a)	83,180	619,691
NASB Financial Inc.(b)	28,669	819,933
NewAlliance Bancshares Inc.	871,586	10,023,239
Northeast Community Bancorp Inc.	49,019	397,544
Northwest Bancorp Inc.	142,639	2,690,172
OceanFirst Financial Corp.	75,792	907,230
Oritani Financial Corp.(a)	17,832	244,477
Provident Financial Services Inc.	487,974	4,440,563
Provident New York Bancorp	287,347	2,333,258
Prudential Bancorp Inc. of Pennsylvania	6,008	70,954
Rockville Financial Inc.	68,505	750,130
Roma Financial Corp.	40,634	517,677
United Financial Bancorp Inc.	113,514	1,568,763
Waterstone Financial Inc.(a)	54,815	162,801
Westfield Financial Inc.	261,465	2,368,873
WSFS Financial Corp.	51,900	1,417,389

		69,208,120
SEMICONDUCTORS—1.76%
Actel Corp.(a)	145,964	1,566,194
ANADIGICS Inc.(a)	104,741	438,865
ATMI Inc.(a)	180,121	2,797,279
Brooks Automation Inc.(a)	523,611	2,345,777
Cabot Microelectronics Corp.(a)	170,513	4,823,813
CEVA Inc.(a)	22,528	195,543
Cohu Inc.	193,952	1,741,689
CSR PLC(a)	364,795	2,101,167
DSP Group Inc.(a)	185,948	1,257,008
EMCORE Corp.(a)	626,186	788,994
Emulex Corp.(a)	52,332	511,807
Entegris Inc.(a)	923,345	2,511,498
Exar Corp.(a)	258,859	1,861,196
FormFactor Inc.(a)	23,756	409,553
GSI Technology Inc.(a)	153,460	592,356
IXYS Corp.	33,210	336,085
Lattice Semiconductor Corp.(a)	851,137	1,600,138
Micrel Inc.	216,256	1,582,994
Microtune Inc.(a)	170,148	398,146
MKS Instruments Inc.(a)	402,007	5,302,472
OmniVision Technologies Inc.(a)	408,150	4,240,679
Pericom Semiconductor Corp.(a)	210,268	1,770,457
Photronics Inc.(a)	349,097	1,413,843
Rudolph Technologies Inc.(a)	157,412	868,914
Semitool Inc.(a)	155,267	717,334
Silicon Image Inc.(a)	598,924	1,377,525
Standard Microsystems Corp.(a)	132,549	2,710,627
Techwell Inc.(a)	11,002	93,517
TriQuint Semiconductor Inc.(a)	521,065	2,766,855
Veeco Instruments Inc.(a)	112,676	1,305,915
Virage Logic Corp.(a)	124,108	558,486
White Electronic Designs Corp.(a)	190,595	882,455
Zoran Corp.(a)	100,322	1,093,510

		52,962,691

SHIPBUILDING—0.03%
Todd Shipyards Corp.	47,955	798,451

		798,451
SOFTWARE—1.60%
Acxiom Corp.	101,984	900,519
American Reprographics Co.(a)	34,896	290,335
American Software Inc. Class A	14,372	82,783
AMICAS Inc.(a)	73,043	203,060
Avid Technology Inc.(a)(b)	183,329	2,458,442
Callidus Software Inc.(a)	101,421	289,050
CSG Systems International Inc.(a)	113,452	1,502,104
Deltek Inc.(a)	7,627	33,101
Digi International Inc.(a)	131,838	1,285,421
DivX Inc.(a)	100,667	552,662
Double-Take Software Inc.(a)	12,392	107,191
Epicor Software Corp.(a)	382,042	2,024,823
Fair Isaac Corp.	398,548	6,161,552
infoGROUP Inc.(a)	129,004	736,613
InnerWorkings Inc.(a)	35,573	168,972
JDA Software Group Inc.(a)	56,362	843,176
Lawson Software Inc.(a)	664,659	3,708,797
ManTech International Corp. Class A(a)	35,744	1,538,422
MoneyGram International Inc.(a)	100,363	178,646
Monotype Imaging Holdings Inc.(a)	180,105	1,226,515
MSC Software Corp.(a)	378,106	2,518,186
Omnicell Inc.(a)	37,629	404,512
Omniture Inc.(a)	32,076	402,875
OpenTV Corp. Class A(a)	427,400	564,168
Pervasive Software Inc.(a)	127,740	777,937
Quest Software Inc.(a)	478,700	6,673,078
Schawk Inc.	125,287	940,905
SeaChange International Inc.(a)	127,617	1,024,765
Synchronoss Technologies Inc.(a)	19,645	241,044
SYNNEX Corp.(a)	125,332	3,132,047
Take-Two Interactive Software Inc.	569,298	5,391,252
THQ Inc.(a)	142,442	1,019,885
Trident Microsystems Inc.(a)	467,868	814,090

		48,196,928
STORAGE & WAREHOUSING—0.10%
Mobile Mini Inc.(a)	214,169	3,141,859

		3,141,859
TELECOMMUNICATIONS—3.12%
Adaptec Inc.(a)	992,696	2,630,644
ADC Telecommunications Inc.(a)	633,500	5,042,660
ADTRAN Inc.	99,438	2,134,934
Airvana Inc.(a)	87,890	559,859
Anaren Inc.(a)	13,734	242,817
Anixter International Inc.(a)	206,013	7,744,029
ARRIS Group Inc.(a)	248,344	3,019,863
Atlantic Tele-Network Inc.	72,842	2,861,962
Black Box Corp.	143,008	4,786,478
Cincinnati Bell Inc.(a)	1,433,001	4,069,723
Communications Systems Inc.	50,859	498,418
Consolidated Communications Holdings Inc.	92,641	1,084,826
CPI International Inc.(a)	43,233	375,695
D&E Communications Inc.	119,842	1,225,984
EMS Technologies Inc.(a)	22,478	469,790

Extreme Networks Inc.(a)	737,965	1,475,930
FairPoint Communications Inc.(b)	354,398	212,639
General Communication Inc. Class A(a)	149,692	1,037,366
GeoEye Inc.(a)(b)	8,165	192,367
Global Crossing Ltd.(a)	34,209	314,039
Globecomm Systems Inc.(a)(b)	173,227	1,245,502
Harmonic Inc.(a)	185,834	1,094,562
Harris Stratex Networks Inc.(a)	485,834	3,148,204
Iowa Telecommunications Services Inc.	226,770	2,836,893
iPCS Inc.(a)	10,856	162,406
Knology Inc.(a)	160,254	1,382,992
KVH Industries Inc.(a)	7,379	50,399
MasTec Inc.(a)	117,454	1,376,561
NETGEAR Inc.(a)	207,608	2,991,631
Network Equipment Technologies Inc.(a)	120,721	514,271
Newport Corp.(a)	302,687	1,752,558
Oplink Communications Inc.(a)	46,740	532,836
Opnext Inc.(a)	193,172	413,388
Plantronics Inc.	48,304	913,429
Polycom Inc.(a)	413,213	8,375,828
Powerwave Technologies Inc.(a)	1,063,238	1,711,813
Preformed Line Products Co.	1,689	74,417
Premiere Global Services Inc.(a)	110,817	1,201,256
RF Micro Devices Inc.(a)	165,501	622,284
Sonus Networks Inc.(a)	1,680,328	2,705,328
SureWest Communications(a)	118,697	1,242,758
Sycamore Networks Inc.(a)	1,576,056	4,933,055
Symmetricom Inc.(a)	364,221	2,101,555
Syniverse Holdings Inc.(a)	94,095	1,508,343
Tekelec(a)(b)	361,665	6,086,822
3Com Corp.(a)	571,394	2,691,266
USA Mobility Inc.	18,391	234,669
UTStarcom Inc.(a)(b)	912,705	1,487,709
Virgin Mobile USA Inc. Class A(a)	198,736	798,919

		94,171,677
TEXTILES—0.22%
G&K Services Inc. Class A	150,691	3,187,115
UniFirst Corp.	93,324	3,468,853

		6,655,968
TOYS, GAMES & HOBBIES—0.17%
JAKKS Pacific Inc.(a)	227,553	2,919,505
LeapFrog Enterprises Inc.(a)	223,165	511,048
RC2 Corp.(a)	139,539	1,846,101

		5,276,654
TRANSPORTATION—2.66%
Air Transport Services Group Inc.(a)	179,287	415,946
American Commercial Lines Inc.(a)	72,557	1,123,182
Arkansas Best Corp.	206,336	5,436,954
Atlas Air Worldwide Holdings Inc.(a)	139,484	3,234,634
Bristow Group Inc.(a)(b)	237,861	7,047,821
CAI International Inc.(a)	80,939	412,789
Celadon Group Inc.(a)	34,125	286,309
DHT Maritime Inc.	402,232	2,095,629
Dynamex Inc.(a)	23,454	360,957
Eagle Bulk Shipping Inc.	380,485	1,784,475
Forward Air Corp.	122,823	2,618,586
Genco Shipping & Trading Ltd.	209,972	4,560,592

General Maritime Corp.	397,590	3,932,165
Golar LNG Ltd.	96,822	827,828
GulfMark Offshore Inc.(a)	87,989	2,428,496
Heartland Express Inc.	151,535	2,230,595
Horizon Lines Inc. Class A	250,928	968,582
Hub Group Inc. Class A(a)	157,721	3,255,361
International Shipholding Corp.	45,983	1,239,702
Knight Transportation Inc.	96,799	1,602,023
Knightsbridge Tankers Ltd.	138,491	1,889,017
Nordic American Tanker Shipping Ltd.(b)	344,486	10,961,545
Old Dominion Freight Line Inc.(a)	190,162	6,383,738
Pacer International Inc.	290,833	648,558
Patriot Transportation Holding Inc.(a)(b)	3,868	282,093
PHI Inc.(a)	51,396	880,927
Saia Inc.(a)	109,602	1,973,932
Ship Finance International Ltd.	136,821	1,509,136
TBS International Ltd.(a)	111,378	869,862
Ultrapetrol (Bahamas) Ltd.(a)	179,148	793,626
Universal Truckload Services Inc.	48,634	761,122
USA Truck Inc.(a)	19,217	260,006
Werner Enterprises Inc.	347,449	6,295,776
YRC Worldwide Inc.(a)(b)	494,277	855,099

		80,227,063
TRUCKING & LEASING—0.30%
Aircastle Ltd.	382,163	2,808,898
AMERCO(a)	72,856	2,706,600
Greenbrier Companies Inc. (The)	138,972	999,209
TAL International Group Inc.	119,180	1,299,062
Textainer Group Holdings Ltd.	76,263	876,262
Willis Lease Finance Corp.(a)	39,377	516,626

		9,206,657
WATER—0.78%
American States Water Co.	150,710	5,220,594
Artesian Resources Corp. Class A	51,582	821,701
California Water Service Group	147,908	5,448,931
Connecticut Water Service Inc.	66,488	1,442,125
Consolidated Water Co. Ltd.	77,612	1,230,150
Middlesex Water Co.	111,598	1,612,591
Pennichuck Corp.	28,331	645,947
PICO Holdings Inc.(a)	93,470	2,682,589
SJW Corp.	105,067	2,385,021
Southwest Water Co.	204,443	1,128,525
York Water Co.	58,364	894,720

		23,512,894

TOTAL COMMON STOCKS
(Cost: $4,486,812,966)		3,007,349,208

Security	Shares	Value

SHORT-TERM INVESTMENTS—6.41%

MONEY MARKET FUNDS—6.41%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares

0.40%(d)(e)(f)	159,626,465	159,626,465
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32%(d)(e)(f)	27,844,254	27,844,254
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%(d)(e)	5,786,728	5,786,728

		193,257,447
TOTAL SHORT-TERM INVESTMENTS

(Cost: $193,257,447)		193,257,447

TOTAL INVESTMENTS IN SECURITIES—106.15%
(Cost: $4,680,070,413)		3,200,606,655
Other Assets, Less Liabilities—(6.15)%		(185,498,634)

NET ASSETS—100.00%		$3,015,108,021

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2009

Security	Shares	Value

COMMON STOCKS—99.71%

ADVERTISING—0.15%
APAC Customer Services Inc.(a)	6,155	$31,575
Clear Channel Outdoor Holdings Inc. Class A(a)	10,497	55,634
Gaiam Inc. Class A(a)	4,837	26,458
Harte-Hanks Inc.	9,552	88,356
Interpublic Group of Companies Inc. (The)(a)(b)	132,032	666,762
inVentiv Health Inc.(a)	9,341	126,384
Lamar Advertising Co. Class A(a)(b)	16,070	245,389
Marchex Inc. Class B	7,375	24,854
Omnicom Group Inc.	87,607	2,766,629

		4,032,041
AEROSPACE & DEFENSE—1.92%
AAR Corp.(a)(b)	10,424	167,305
AeroVironment Inc.(a)	3,920	120,971
Alliant Techsystems Inc.(a)	9,419	775,749
Argon ST Inc.(a)	3,354	68,992
BE Aerospace Inc.(a)	27,464	394,383
Boeing Co. (The)	204,665	8,698,262
Curtiss-Wright Corp.	13,127	390,266
Ducommun Inc.	2,958	55,581
Esterline Technologies Corp.(a)	7,994	216,398
GenCorp Inc.(a)	15,122	28,883
General Dynamics Corp.	97,441	5,397,257
Goodrich Corp.	35,069	1,752,398
HEICO Corp.	6,529	236,742
Herley Industries Inc.(a)	3,830	42,015
Kaman Corp.	7,463	124,632
L-3 Communications Holdings Inc.	32,848	2,278,994
LMI Aerospace Inc.(a)	2,296	23,236
Lockheed Martin Corp.	89,652	7,230,434
Moog Inc. Class A(a)	11,703	302,054
Northrop Grumman Corp.	91,134	4,163,001
Orbital Sciences Corp.(a)	16,455	249,622
Raytheon Co.	111,062	4,934,485
Rockwell Collins Inc.	45,120	1,882,858
Spirit AeroSystems Holdings Inc. Class A(a)	28,818	395,959
Teledyne Technologies Inc.(a)	10,124	331,561
TransDigm Group Inc.(a)	11,066	400,589
Triumph Group Inc.	4,764	190,560
United Technologies Corp.	235,761	12,250,142

		53,103,329
AGRICULTURE—2.09%
AgFeed Industries Inc.(a)(b)	5,374	31,868
Alico Inc.	979	29,390
Alliance One International Inc.(a)	25,533	97,025
Altria Group Inc.	582,730	9,550,945
Andersons Inc. (The)	5,060	151,496
Archer-Daniels-Midland Co.	181,170	4,849,921
Bunge Ltd.	34,194	2,060,188

Cadiz Inc.(a)	3,141	30,248
Griffin Land & Nurseries Inc.	950	29,716
Lorillard Inc.	47,396	3,212,027
Monsanto Co.	153,811	11,434,310
Philip Morris International Inc.	552,836	24,114,706
Reynolds American Inc.	48,042	1,855,382
Tejon Ranch Co.(a)	2,984	79,046
Universal Corp.	6,887	228,029
Vector Group Ltd.(b)	10,649	152,174

		57,906,471
AIRLINES—0.18%
AirTran Holdings Inc.(a)	35,675	220,828
Alaska Air Group Inc.(a)	10,458	190,963
Allegiant Travel Co.(a)	4,446	176,239
AMR Corp.(a)	77,543	311,723
Continental Airlines Inc. Class B(a)(b)	34,860	308,860
Copa Holdings SA Class A	8,222	335,622
Delta Air Lines Inc.(a)	216,478	1,253,408
Hawaiian Holdings Inc.(a)	15,784	95,020
JetBlue Airways Corp.(a)(b)	63,782	272,349
Republic Airways Holdings Inc.(a)	12,292	80,267
SkyWest Inc.	16,033	163,537
Southwest Airlines Co.	209,082	1,407,122
UAL Corp.(a)	41,725	133,103
US Airways Group Inc.(a)	40,298	97,924

		5,046,965
APPAREL—0.53%
American Apparel Inc.(a)(b)	9,307	33,877
Carter’s Inc.(a)	15,513	381,775
Cherokee Inc.	2,013	39,898
Coach Inc.	90,802	2,440,758
Columbia Sportswear Co.	3,806	117,682
Crocs Inc.(a)(b)	21,546	73,256
Deckers Outdoor Corp.(a)	3,637	255,572
G-III Apparel Group Ltd.(a)	3,353	38,526
Guess? Inc.	16,566	427,071
Gymboree Corp.(a)	8,329	295,513
Hanesbrands Inc.(a)	26,033	390,755
Iconix Brand Group Inc.(a)	16,561	254,708
Jones Apparel Group Inc.	24,421	262,037
K-Swiss Inc. Class A	6,971	59,253
Liz Claiborne Inc.(b)	26,494	76,303
Maidenform Brands Inc.(a)	6,132	70,334
Nike Inc. Class B	101,743	5,268,253
Oxford Industries Inc.	4,101	47,777
Perry Ellis International Inc.(a)	3,041	22,138
Phillips-Van Heusen Corp.	14,266	409,292
Polo Ralph Lauren Corp.	15,658	838,329
Quiksilver Inc.(a)	33,037	61,118
SKECHERS U.S.A. Inc. Class A(a)	9,101	88,917
Steven Madden Ltd.(a)	5,364	136,514
Timberland Co. Class A(a)	12,956	171,926
True Religion Apparel Inc.(a)	6,911	154,115
Unifi Inc.(a)	12,405	17,615
VF Corp.	24,987	1,383,030
Volcom Inc.(a)	5,453	68,162
Warnaco Group Inc. (The)(a)	12,583	407,689
Weyco Group Inc.	1,996	46,088
Wolverine World Wide Inc.	14,060	310,164

		14,648,445

AUTO MANUFACTURERS—0.36%
Force Protection Inc.(a)	18,229	161,144
Ford Motor Co.(a)	881,836	5,352,745
Navistar International Corp.(a)	17,587	766,793
Oshkosh Corp.	20,417	296,863
PACCAR Inc.	102,528	3,333,185

		9,910,730
AUTO PARTS & EQUIPMENT—0.29%
American Axle & Manufacturing Holdings Inc.	12,033	41,394
Amerigon Inc. Class A(a)	5,874	35,831
ArvinMeritor Inc.	21,570	94,692
ATC Technology Corp.(a)	5,917	85,796
Autoliv Inc.	23,957	689,243
BorgWarner Inc.	32,547	1,111,480
China Automotive Systems Inc.(a)	1,217	6,693
Cooper Tire & Rubber Co.	16,426	162,946
Dana Holding Corp.(a)	27,111	34,702
Dorman Products Inc.(a)	3,039	42,029
Exide Technologies Inc.(a)	20,293	75,693
Federal Mogul Corp. Class A(a)	6,231	58,883
Fuel Systems Solutions Inc.(a)(b)	3,260	65,819
Goodyear Tire & Rubber Co. (The)(a)	68,733	773,934
Johnson Controls Inc.	167,244	3,632,540
Lear Corp.(a)(b)	17,602	8,801
Miller Industries Inc.(a)	2,951	25,969
Modine Manufacturing Co.	8,511	40,853
Spartan Motors Inc.	8,468	95,942
Standard Motor Products Inc.	3,747	30,988
Superior Industries International Inc.	6,103	86,052
Tenneco Inc.(a)	13,049	138,319
Titan International Inc.	9,170	68,500
TRW Automotive Holdings Corp.(a)	13,480	152,324
WABCO Holdings Inc.	18,190	321,963
Wonder Auto Technology Inc.(a)	4,065	41,178

		7,922,564
BANKS—4.63%
Alliance Financial Corp.	990	28,076
American National Bankshares Inc.	1,483	28,592
Ameris Bancorp	3,804	24,041
Ames National Corp.	1,854	45,256
Arrow Financial Corp.	2,385	64,395
Associated Banc-Corp.	36,089	451,113
Auburn National Bancorporation Inc.	909	25,906
BancFirst Corp.	2,103	72,722
Banco Latinoamericano de Exportaciones SA Class E	7,229	89,856
Bancorp Inc. (The)(a)	3,843	23,058
Bancorp Rhode Island Inc.	1,244	24,519
BancorpSouth Inc.	23,822	489,066
Bank Mutual Corp.	14,629	127,565
Bank of America Corp.	2,156,476	28,465,483
Bank of Hawaii Corp.	13,430	481,197
Bank of Kentucky Financial Corp. (The)	994	27,832
Bank of Marin Bancorp	1,288	34,712
Bank of New York Mellon Corp. (The)	336,762	9,870,494
Bank of the Ozarks Inc.	3,204	69,303
Banner Corp.(b)	4,064	15,524
Bar Harbor Bankshares	859	26,500
BB&T Corp.	182,643	4,014,493
BOK Financial Corp.	6,192	233,253
Boston Private Financial Holdings Inc.	20,699	92,732
Bridge Bancorp Inc.	1,576	42,899
Bryn Mawr Bank Corp.	1,940	36,608
Camden National Corp.	2,101	71,497
Capital City Bank Group Inc.(b)	3,293	55,487

Cardinal Financial Corp.	9,578	74,996
Cass Information Systems Inc.	1,902	62,271
Cathay General Bancorp(b)	13,548	128,841
Center Bancorp Inc.	2,879	23,464
Centerstate Banks Inc.	2,405	17,845
Central Pacific Financial Corp.	8,195	30,731
Century Bancorp Inc. Class A	1,405	25,908
Chemical Financial Corp.	6,478	128,977
Citizens & Northern Corp.	2,353	48,401
Citizens Holding Co.	963	30,046
Citizens Republic Bancorp Inc.(a)	41,058	29,151
City Holding Co.	4,435	134,647
City National Corp.	12,041	443,470
CNB Financial Corp.	2,091	29,629
CoBiz Financial Inc.(b)	4,986	31,960
Colonial BancGroup Inc. (The)(b)	55,715	34,543
Columbia Banking System Inc.	4,863	49,748
Comerica Inc.	42,888	907,081
Commerce Bancshares Inc.	17,838	567,784
Community Bank System Inc.	9,235	134,462
Community Trust Bancorp Inc.	4,068	108,819
Cullen/Frost Bankers Inc.	14,574	672,153
CVB Financial Corp.(b)	17,602	105,084
Discover Financial Services	136,264	1,399,431
Eagle Bancorp Inc.(a)	3,022	26,503
East West Bancorp Inc.	18,500	120,065
Enterprise Bancorp Inc.	1,879	22,172
Enterprise Financial Services Corp.(b)	2,841	25,825
F.N.B. Corp.	24,838	153,747
Farmers Capital Bank Corp.	1,807	45,482
Fifth Third Bancorp	161,937	1,149,753
Financial Institutions Inc.	3,039	41,513
First Bancorp (North Carolina)	3,169	49,690
First BanCorp (Puerto Rico)	20,889	82,512
First Bancorp Inc. (The)(Maine)	2,292	44,625
First Busey Corp.(b)	6,741	49,546
First California Financial Group Inc.(a)	1,588	9,798
First Citizens BancShares Inc. Class A	1,811	242,040
First Commonwealth Financial Corp.	23,613	149,706
First Community Bancshares Inc.	2,792	35,849
First Financial Bancorp	11,540	86,781
First Financial Bankshares Inc.(b)	5,623	283,174
First Financial Corp.	3,390	107,056
First Financial Service Corp.	1,409	24,531
First Horizon National Corp.(a)	61,420	737,040
First Merchants Corp.	6,100	48,983
First Midwest Bancorp Inc.	13,574	99,226
First of Long Island Corp. (The)	1,340	31,008
1st Source Corp.	4,092	70,669
First South Bancorp Inc.(b)	2,204	25,566
FirstMerit Corp.	23,718	402,732
Fulton Financial Corp.	49,647	258,661
German American Bancorp Inc.	2,797	40,305
Glacier Bancorp Inc.(b)	17,011	251,252
Great Southern Bancorp Inc.	2,590	53,224
Guaranty Bancorp(a)	14,605	27,896
Hampton Roads Bankshares Inc.	4,564	37,653
Hancock Holding Co.	7,143	232,076
Harleysville National Corp.	11,868	55,780
Heartland Financial USA Inc.	3,295	47,053
Heritage Financial Corp.	2,131	24,634
Home Bancshares Inc.	3,491	66,469
Huntington Bancshares Inc.	122,412	511,682
IBERIABANK Corp.	4,492	177,030

Independent Bank Corp. (Massachusetts)	6,335	124,799
International Bancshares Corp.(b)	14,803	152,619
KeyCorp	144,567	757,531
K-Fed Bancorp	1,129	10,364
Lakeland Bancorp Inc.	5,268	47,359
Lakeland Financial Corp.	3,198	60,762
M&T Bank Corp.(b)	20,264	1,032,046
MainSource Financial Group Inc.	5,030	37,323
Marshall & Ilsley Corp.	76,707	368,194
MB Financial Inc.	9,579	97,610
Merchants Bancshares Inc.	1,181	26,206
Metro Bancorp Inc.(a)	1,314	25,308
MidSouth Bancorp Inc.	1,467	24,646
Nara Bancorp Inc.	6,016	31,163
National Bankshares Inc.	1,767	42,408
National Penn Bancshares Inc.	21,609	99,618
NBT Bancorp Inc.	10,296	223,526
Northern Trust Corp.	67,631	3,630,432
Northfield Bancorp Inc.	5,350	62,167
Northrim BanCorp Inc.	1,705	23,734
Norwood Financial Corp.	526	16,495
Ohio Valley Banc Corp.	971	28,489
Old National Bancorp	19,072	187,287
Old Point Financial Corp.	564	10,434
Old Second Bancorp Inc.(b)	3,372	19,895
Oriental Financial Group Inc.	7,469	72,449
Orrstown Financial Services Inc.	1,325	49,343
Pacific Capital Bancorp	12,464	26,673
Pacific Continental Corp.	2,979	36,135
PacWest Bancorp	8,905	117,190
Park National Corp.	3,056	172,603
Peapack-Gladstone Financial Corp.	2,221	42,843
Penns Woods Bancorp Inc.	931	27,129
Peoples Bancorp Inc.	2,882	49,138
Peoples Financial Corp.	1,258	23,902
Pinnacle Financial Partners Inc.(a)	7,096	94,519
PNC Financial Services Group Inc. (The)	129,562	5,028,301
Popular Inc.(b)	79,874	175,723
Porter Bancorp Inc.	753	11,408
PremierWest Bancorp(b)	5,531	18,750
PrivateBancorp Inc.	9,632	214,216
Prosperity Bancshares Inc.	12,839	382,987
Regions Financial Corp.	323,945	1,308,738
Renasant Corp.	5,372	80,687
Republic Bancorp Inc. Class A(b)	2,765	62,461
Republic First Bancorp Inc.(a)	2,021	15,764
S&T Bancorp Inc.	6,476	78,748
S.Y. Bancorp Inc.	4,231	102,263
Sandy Spring Bancorp Inc.	4,166	61,240
Santander BanCorp(a)	1,127	7,844
SCBT Financial Corp.	4,100	97,129
Shore Bancshares Inc.	2,240	40,186
Sierra Bancorp(b)	2,029	25,626
Signature Bank(a)	9,829	266,562
Simmons First National Corp. Class A	3,862	103,193
Smithtown Bancorp Inc.	2,815	36,004
South Financial Group Inc. (The)	21,957	26,129
Southside Bancshares Inc.	3,219	73,619
Southwest Bancorp Inc.	3,893	37,996
State Bancorp Inc.	3,990	30,164
State Street Corp.	139,119	6,566,417
Stellar One Corp.	6,205	80,355
Sterling Bancorp	5,018	41,900
Sterling Bancshares Inc.	23,724	150,173

Sterling Financial Corp.	13,564	39,471
Suffolk Bancorp	2,793	71,613
Sun Bancorp Inc. (New Jersey)(a)	5,292	27,413
SunTrust Banks Inc.	96,021	1,579,545
Susquehanna Bancshares Inc.	24,610	120,343
SVB Financial Group(a)	9,351	254,534
Synovus Financial Corp.	77,023	230,299
TCF Financial Corp.	34,999	467,937
Texas Capital Bancshares Inc.(a)	9,499	146,950
Tompkins Financial Corp.	2,355	112,922
Tower Bancorp Inc.	833	29,280
TowneBank(b)	5,845	81,830
TriCo Bancshares	3,842	59,551
TrustCo Bank Corp. NY	20,257	119,719
Trustmark Corp.	15,940	307,961
U.S. Bancorp	533,972	9,568,778
UCBH Holdings Inc.(b)	32,219	40,596
UMB Financial Corp.	9,092	345,587
Umpqua Holdings Corp.(b)	16,164	125,433
Union Bankshares Corp.	3,794	56,796
United Bancshares Inc.(b)	10,498	205,131
United Community Banks Inc.(a)(b)	11,535	69,095
United Security Bancshares Inc.	1,476	32,324
Univest Corp. of Pennsylvania	3,347	67,810
Valley National Bancorp(b)	40,903	478,565
Washington Banking Co.	2,620	24,680
Washington Trust Bancorp Inc.	4,107	73,228
Webster Financial Corp.	15,099	121,547
Wells Fargo & Co.	1,340,222	32,513,786
WesBanco Inc.	7,132	103,699
West Bancorporation	4,892	24,460
Westamerica Bancorporation(b)	8,288	411,168
Western Alliance Bancorporation(a)	11,570	79,139
Whitney Holding Corp.	19,331	177,072
Wilber Corp.	1,635	18,148
Wilmington Trust Corp.	18,604	254,131
Wilshire Bancorp Inc.	4,821	27,721
Wintrust Financial Corp.	6,352	102,140
Yadkin Valley Financial Corp.(b)	3,135	21,663
Zions Bancorporation(b)	32,057	370,579

		128,140,494
BEVERAGES—2.34%
Boston Beer Co. Inc. Class A(a)	2,303	68,146
Brown-Forman Corp. Class B	25,399	1,091,649
Coca-Cola Bottling Co. Consolidated	1,026	56,563
Coca-Cola Co. (The)	652,441	31,310,644
Coca-Cola Enterprises Inc.	89,218	1,485,480
Constellation Brands Inc. Class A(a)	53,193	674,487
Diedrich Coffee Inc.(a)	848	20,165
Dr Pepper Snapple Group Inc.(a)	71,078	1,506,143
Farmer Brothers Co.	1,869	42,763
Green Mountain Coffee Roasters Inc.(a)(b)	8,338	492,943
Hansen Natural Corp.(a)	20,488	631,440
Molson Coors Brewing Co. Class B	35,930	1,520,917
National Beverage Corp.(a)	2,829	30,129
Peet’s Coffee & Tea Inc.(a)	4,316	108,763
Pepsi Bottling Group Inc.	39,721	1,344,159
PepsiAmericas Inc.	16,248	435,609
PepsiCo Inc.	438,755	24,113,975

		64,933,975

BIOTECHNOLOGY—1.59%
Abraxis BioScience Inc.(a)	2,136	78,733
Acorda Therapeutics Inc.(a)	10,250	288,947
Affymax Inc.(a)	3,148	58,018
Affymetrix Inc.(a)	18,699	110,885
Alexion Pharmaceuticals Inc.(a)	22,966	944,362
AMAG Pharmaceuticals Inc.(a)	5,111	279,418
American Oriental Bioengineering Inc.(a)(b)	18,471	97,712
Amgen Inc.(a)	285,320	15,104,841
Arena Pharmaceuticals Inc.(a)	19,357	96,591
ARIAD Pharmaceuticals Inc.(a)	18,345	29,169
ArQule Inc.(a)	11,176	68,621
ARYx Therapeutics Inc.(a)	5,684	23,475
BioCryst Pharmaceuticals Inc.(a)	6,338	25,542
Biogen Idec Inc.(a)	81,671	3,687,446
BioMimetic Therapeutics Inc.(a)	2,921	26,990
Bio-Rad Laboratories Inc. Class A(a)	5,485	414,008
Cambrex Corp.(a)	7,505	30,921
Cardium Therapeutics Inc.(a)	13,389	24,770
Celera Corp.(a)	21,487	163,946
Celgene Corp.(a)	129,628	6,201,404
Cell Therapeutics Inc.(a)	127,203	218,789
Celldex Therapeutics Inc.(a)(b)	4,112	32,156
Charles River Laboratories International Inc.(a)	19,594	661,297
China-Biotics Inc.(a)	2,378	25,635
Cougar Biotechnology Inc.(a)	4,125	177,210
CryoLife Inc.(a)	7,250	40,165
Curis Inc.(a)	17,790	28,286
Cytokinetics Inc.(a)	8,539	24,165
Cytori Therapeutics Inc.(a)(b)	5,388	19,451
Enzo Biochem Inc.(a)	8,251	36,552
Enzon Pharmaceuticals Inc.(a)	11,607	91,347
Exelixis Inc.(a)	27,980	136,263
Facet Biotech Corp.(a)	6,822	63,376
Genomic Health Inc.(a)	4,513	78,210
Genzyme Corp.(a)	75,946	4,227,914
Geron Corp.(a)(b)	23,847	182,906
GTx Inc.(a)(b)	4,871	44,959
Halozyme Therapeutics Inc.(a)	17,237	120,142
Harvard Bioscience Inc.(a)	7,219	28,515
Human Genome Sciences Inc.(a)(b)	37,038	105,929
Idera Pharmaceuticals Inc.(a)(b)	5,513	32,306
Illumina Inc.(a)	34,565	1,345,961
ImmunoGen Inc.(a)	16,426	141,428
Immunomedics Inc.(a)	15,444	39,228
Incyte Corp.(a)	20,974	69,004
Integra LifeSciences Holdings Corp.(a)	4,893	129,713
InterMune Inc.(a)(b)	11,570	175,864
Lexicon Pharmaceuticals Inc.(a)	21,967	27,239
Life Technologies Corp.(a)	49,036	2,045,782
Martek Biosciences Corp.	9,447	199,804
Maxygen Inc.(a)	6,398	42,995
Micromet Inc.(a)	10,930	54,431
Millipore Corp.(a)	15,711	1,103,069
Molecular Insight Pharmaceuticals Inc.(a)(b)	6,056	31,310
Momenta Pharmaceuticals Inc.(a)	10,288	123,765
Myriad Genetics Inc.(a)	26,881	958,308
Nanosphere Inc.(a)	1,999	9,815
Nektar Therapeutics(a)	24,482	158,643
Novavax Inc.(a)(b)	14,372	47,140
OncoGenex Pharmaceutical Inc.(a)	1,174	25,687
Optimer Pharmaceuticals Inc.(a)	8,477	126,901
Orexigen Therapeutics Inc.(a)(b)	5,331	27,348
Oxigene Inc.(a)	7,675	16,731
PDL BioPharma Inc.	34,427	271,973
Protalix BioTherapeutics Inc.(a)	8,637	39,039

Regeneron Pharmaceuticals Inc.(a)	17,176	307,794
Repligen Corp.(a)	8,460	46,530
RTI Biologics Inc.(a)	16,694	71,617
Sangamo BioSciences Inc.(a)(b)	10,139	50,087
Savient Pharmaceuticals Inc.(a)	18,960	262,786
Seattle Genetics Inc.(a)	20,918	203,323
Sequenom Inc.(a)	17,010	66,509
StemCells Inc.(a)	26,283	44,681
SuperGen Inc.(a)	14,319	28,781
Vertex Pharmaceuticals Inc.(a)	48,717	1,736,274
Vical Inc.(a)	10,783	29,222

		44,190,154
BUILDING MATERIALS—0.17%
AAON Inc.	3,858	76,851
Apogee Enterprises Inc.	7,528	92,594
Armstrong World Industries Inc.(a)	5,164	85,154
Broadwind Energy Inc.(a)	8,282	93,752
Builders FirstSource Inc.(a)(b)	4,081	16,977
Comfort Systems USA Inc.	11,019	112,945
Drew Industries Inc.(a)	5,685	69,186
Eagle Materials Inc.	12,358	311,916
Interline Brands Inc.(a)	9,573	130,959
Lennox International Inc.	13,330	428,026
LSI Industries Inc.	4,959	27,027
Martin Marietta Materials Inc.	12,528	988,209
Masco Corp.	100,920	966,814
NCI Building Systems Inc.(a)(b)	5,302	13,997
Owens Corning Inc.(a)	23,723	303,180
Quanex Building Products Corp.	10,209	114,545
Simpson Manufacturing Co. Inc.(b)	10,208	220,697
Texas Industries Inc.(b)	6,359	199,418
Trex Co. Inc.(a)(b)	5,062	67,679
U.S. Concrete Inc.(a)	9,108	18,034
Universal Forest Products Inc.	5,271	174,417
USG Corp.(a)(b)	11,577	116,580

		4,628,957
CHEMICALS—1.63%
A. Schulman Inc.	7,183	108,535
Aceto Corp.	6,863	45,776
Air Products and Chemicals Inc.	59,384	3,835,613
Airgas Inc.	23,327	945,443
Albemarle Corp.	25,934	663,132
American Vanguard Corp.	4,929	55,698
Arch Chemicals Inc.	7,366	181,130
Ashland Inc.	20,338	570,481
Balchem Corp.	4,862	119,216
Cabot Corp.	17,897	225,144
Celanese Corp. Series A	40,218	955,177
CF Industries Holdings Inc.	13,540	1,003,856
Chase Corp.	2,189	26,049
China Green Agriculture Inc.(a)	3,129	25,314
Cytec Industries Inc.	13,189	245,579
Dow Chemical Co. (The)	313,643	5,062,198
E.I. du Pont de Nemours and Co.	254,936	6,531,460
Eastman Chemical Co.	20,473	775,927
Ecolab Inc.	66,531	2,594,044
Ferro Corp.	11,480	31,570
FMC Corp.	20,882	987,719
H.B. Fuller Co.	13,377	251,086
Hawkins Inc.	2,244	50,670
Huntsman Corp.	44,551	224,092
ICO Inc.(a)	7,506	20,416

Innophos Holdings Inc.	4,575	77,272
Innospec Inc.	6,328	68,026
International Flavors & Fragrances Inc.	22,447	734,466
Intrepid Potash Inc.(a)	11,440	321,235
Landec Corp.(a)	5,894	40,020
Lubrizol Corp.	18,989	898,370
Minerals Technologies Inc.	5,065	182,441
Mosaic Co. (The)	44,485	1,970,685
NewMarket Corp.	2,836	190,948
NL Industries Inc.	1,946	14,361
Olin Corp.	22,620	268,952
OM Group Inc.(a)	8,207	238,167
OMNOVA Solutions Inc.(a)	10,763	35,087
PolyOne Corp.(a)	24,729	67,016
PPG Industries Inc.	46,058	2,021,946
Praxair Inc.	86,655	6,158,571
Quaker Chemical Corp.	2,901	38,554
Rockwood Holdings Inc.(a)	13,569	198,650
RPM International Inc.	36,059	506,268
Sensient Technologies Corp.	13,204	298,014
ShengdaTech Inc.(a)(b)	7,495	28,256
Sherwin-Williams Co. (The)	28,149	1,513,009
Sigma-Aldrich Corp.	34,190	1,694,456
Solutia Inc.(a)	25,493	146,840
Spartech Corp.	8,427	77,444
Stepan Co.	1,769	78,119
Symyx Technologies Inc.(a)	8,963	52,434
Terra Industries Inc.	28,100	680,582
Valhi Inc.	1,869	13,887
Valspar Corp. (The)	27,868	627,866
W.R. Grace & Co.(a)	20,636	255,267
Westlake Chemical Corp.(b)	5,116	104,315
Zep Inc.	5,913	71,252
Zoltek Companies Inc.(a)(b)	8,194	79,646

		45,287,747
COAL—0.23%
Alpha Natural Resources Inc.(a)	20,400	535,908
Arch Coal Inc.	40,058	615,691
CONSOL Energy Inc.	51,391	1,745,238
Foundation Coal Holdings Inc.	13,225	371,755
International Coal Group Inc.(a)(b)	33,851	96,814
James River Coal Co.(a)	8,232	124,550
Massey Energy Co.	23,945	467,885
Patriot Coal Corp.(a)(b)	20,933	133,553
Peabody Energy Corp.	75,350	2,272,556
Westmoreland Coal Co.(a)	2,749	22,267

		6,386,217
COMMERCIAL SERVICES—2.10%
Aaron’s Inc.	13,338	397,739
ABM Industries Inc.	13,219	238,867
Accenture Ltd. Class A	172,624	5,775,999
Administaff Inc.	6,208	144,460
Advance America Cash Advance Centers Inc.	11,342	50,245
Advisory Board Co. (The)(a)	5,060	130,042
Albany Molecular Research Inc.(a)	6,985	58,604
Alliance Data Systems Corp.(a)(b)	17,027	701,342
American Caresource Holdings Inc.(a)	2,981	11,149
American Public Education Inc.(a)	4,994	197,812
AMN Healthcare Services Inc.(a)	9,239	58,945
Apollo Group Inc. Class A(a)	37,327	2,654,696
Arbitron Inc.	7,324	116,378
Avis Budget Group Inc.(a)	27,825	157,211

Bankrate Inc.(a)	3,473	87,659
Barrett Business Services Inc.	2,378	24,969
Bowne & Co. Inc.	7,514	48,916
Bridgepoint Education Inc.(a)	3,620	61,540
Brinks Home Security Holdings Inc.(a)	12,739	360,641
Capella Education Co.(a)	3,975	238,301
Cardtronics Inc.(a)	5,142	19,591
Career Education Corp.(a)	20,636	513,630
CBIZ Inc.(a)	12,546	89,328
CDI Corp.	3,334	37,174
Cenveo Inc.(a)	14,319	60,569
Chemed Corp.	6,386	252,119
ChinaCast Education Corp.(a)	7,601	54,119
Coinstar Inc.(a)	8,329	222,384
Compass Diversified Holdings	7,593	61,427
Consolidated Graphics Inc.(a)	2,876	50,100
Convergys Corp.(a)	27,589	256,026
Corinthian Colleges Inc.(a)	24,495	414,700
Cornell Companies Inc.(a)	2,903	47,058
Corporate Executive Board Co. (The)	10,020	208,015
Corrections Corp. of America(a)	32,792	557,136
CorVel Corp.(a)	2,035	46,337
CoStar Group Inc.(a)(b)	5,233	208,640
CPI Corp.	1,370	23,276
CRA International Inc.(a)	3,106	86,223
Cross Country Healthcare Inc.(a)	8,445	58,017
Deluxe Corp.	13,684	175,292
DeVry Inc.	17,253	863,340
Diamond Management & Technology Consultants Inc.	6,001	25,204
Dollar Financial Corp.(a)	6,233	85,953
Dollar Thrifty Automotive Group Inc.(a)	6,268	87,439
DynCorp International Inc.(a)	6,884	115,582
Electro Rent Corp.	5,695	54,046
Emergency Medical Services Corp. Class A(a)(b)	2,829	104,164
Equifax Inc.	36,227	945,525
Euronet Worldwide Inc.(a)	14,039	272,216
ExlService Holdings Inc.(a)	3,056	34,258
Exponent Inc.(a)	3,997	97,966
First Advantage Corp. Class A(a)	3,563	54,193
Forrester Research Inc.(a)	4,048	99,378
Franklin Covey Co.(a)	3,897	24,278
FTI Consulting Inc.(a)	14,432	731,991
Gartner Inc.(a)	16,345	249,425
Genpact Ltd.(a)	16,702	196,248
GEO Group Inc. (The)(a)	14,150	262,907
Global Cash Access Inc.(a)	11,628	92,559
Grand Canyon Education Inc.(a)	4,471	75,023
Great Lakes Dredge & Dock Corp.	9,419	45,023
H&E Equipment Services Inc.(a)	7,755	72,509
H&R Block Inc.	95,430	1,644,259
Hackett Group Inc. (The)(a)	11,331	26,401
Healthcare Services Group Inc.	12,921	231,027
HealthSpring Inc.(a)	14,245	154,701
Heartland Payment Systems Inc.	10,030	95,987
Heidrick & Struggles International Inc.	4,891	89,261
Hertz Global Holdings Inc.(a)(b)	52,677	420,889
Hewitt Associates Inc. Class A(a)	23,518	700,366
Hill International Inc.(a)	6,370	27,391
Hillenbrand Inc.	17,010	283,046
HMS Holdings Corp.(a)	6,917	281,660
Huron Consulting Group Inc.(a)	5,828	269,428
ICF International Inc.(a)	1,894	52,255
ICT Group Inc.(a)	2,128	18,577
Integrated Electrical Services Inc.(a)	1,950	15,229

Interactive Data Corp.	10,680	247,135
Iron Mountain Inc.(a)(b)	50,974	1,465,503
ITT Educational Services Inc.(a)(b)	11,040	1,111,286
Jackson Hewitt Tax Service Inc.	8,132	50,906
K12 Inc.(a)(b)	6,434	138,653
Kelly Services Inc. Class A	8,125	88,969
Kendle International Inc.(a)	3,294	40,319
Kenexa Corp.(a)	7,126	82,448
Kforce Inc.(a)	8,507	70,353
Korn/Ferry International(a)	12,639	134,479
Landauer Inc.	2,536	155,558
Learning Tree International Inc.(a)	2,347	24,174
Lender Processing Services Inc.	27,590	766,174
Lincoln Educational Services Corp.(a)	2,500	52,325
Live Nation Inc.(a)	21,790	105,899
Mac-Gray Corp.(a)	2,867	37,959
Manpower Inc.	22,379	947,527
MAXIMUS Inc.	4,969	204,971
McGrath RentCorp	6,895	131,419
McKesson Corp.	76,496	3,365,824
Medifast Inc.(a)	3,178	36,420
MedQuist Inc.	2,580	15,686
Michael Baker Corp.(a)	1,961	83,068
Midas Inc.(a)	3,985	41,763
Monro Muffler Brake Inc.	5,081	130,633
Monster Worldwide Inc.(a)	35,945	424,510
Moody’s Corp.	52,878	1,393,335
Morningstar Inc.(a)	5,398	222,560
MPS Group Inc.(a)	27,474	209,901
Multi-Color Corp.	3,705	45,423
National Research Corp.	338	8,247
Navigant Consulting Inc.(a)	13,256	171,268
Net 1 UEPS Technologies Inc.(a)	10,765	146,296
Nobel Learning Communities Inc.(a)	1,151	13,202
Odyssey Marine Exploration Inc.(a)	17,579	28,126
On Assignment Inc.(a)	9,323	36,453
PAREXEL International Corp.(a)	15,366	220,963
Pharmaceutical Product Development Inc.	29,837	692,815
PHH Corp.(a)	15,995	290,789
Pre-Paid Legal Services Inc.(a)	2,298	100,170
Princeton Review Inc. (The)(a)	3,802	20,569
Providence Service Corp. (The)(a)	4,210	46,099
QC Holdings Inc.	964	4,955
Quanta Services Inc.(a)	55,843	1,291,649
R.R. Donnelley & Sons Co.	60,422	702,104
Rent-A-Center Inc.(a)	19,555	348,666
Resources Connection Inc.(a)	13,140	225,614
Rewards Network Inc.(a)	6,387	24,143
RiskMetrics Group Inc.(a)	5,856	103,417
Robert Half International Inc.	42,864	1,012,448
Rollins Inc.	12,775	221,135
RSC Holdings Inc.(a)(b)	13,177	88,549
Saba Software Inc.(a)	6,538	25,171
SAIC Inc.(a)	58,914	1,092,855
Service Corp. International	73,298	401,673
Sotheby’s	19,260	271,759
Spherion Corp.(a)	15,129	62,331
Standard Parking Corp.(a)	2,811	45,791
StarTek Inc.(a)	3,371	27,035
Steiner Leisure Ltd.(a)	4,419	134,912
Stewart Enterprises Inc. Class A	24,969	120,351
Strayer Education Inc.(b)	3,997	871,786
SuccessFactors Inc.(a)	9,914	91,011
Team Inc.(a)	5,201	81,500

TeleTech Holdings Inc.(a)	11,178	169,347
Ticketmaster Entertainment Inc.(a)	10,183	65,375
TNS Inc.(a)	6,364	119,325
Transcend Services Inc.(a)	1,706	27,040
Tree.com Inc.(a)	1,787	17,155
TrueBlue Inc.(a)	12,350	103,740
United Rentals Inc.(a)	16,656	108,097
Universal Technical Institute Inc.(a)	6,235	93,089
Valassis Communications Inc.(a)	12,626	77,145
Viad Corp.	5,850	100,737
Visa Inc. Class A	126,562	7,879,750
VistaPrint Ltd.(a)(b)	12,627	538,542
Volt Information Sciences Inc.(a)	3,872	24,277
Watson Wyatt Worldwide Inc. Class A	11,869	445,444
Weight Watchers International Inc.	9,739	250,974
Western Union Co.	197,524	3,239,394
Wright Express Corp.(a)	11,088	282,411

		58,247,254
COMPUTERS—5.10%
Affiliated Computer Services Inc. Class A(a)	25,419	1,129,112
Agilysys Inc.	5,826	27,266
Apple Inc.(a)	251,394	35,806,047
Brocade Communications Systems Inc.(a)	108,463	848,181
CACI International Inc. Class A(a)	8,447	360,771
Cadence Design Systems Inc.(a)	75,412	444,931
CIBER Inc.(a)	14,434	44,745
Cognizant Technology Solutions Corp. Class A(a)	82,153	2,193,485
Cogo Group Inc.(a)	7,694	45,933
Compellent Technologies Inc.(a)	5,142	78,415
Computer Sciences Corp.(a)	42,365	1,876,769
Computer Task Group Inc.(a)	4,370	26,657
COMSYS IT Partners Inc.(a)	4,427	25,898
Cray Inc.(a)	8,520	67,138
Data Domain Inc.(a)	13,355	445,389
Dell Inc.(a)	482,784	6,628,624
Diebold Inc.	18,778	494,988
DST Systems Inc.(a)	11,442	422,782
Dynamics Research Corp.(a)	2,508	25,105
Echelon Corp.(a)	8,041	68,188
Electronics For Imaging Inc.(a)	15,210	162,139
eLoyalty Corp.(a)	1,841	14,507
EMC Corp.(a)	567,330	7,432,023
FactSet Research Systems Inc.	11,871	592,007
Furmanite Corp.(a)	10,102	45,055
Hewlett-Packard Co.	673,981	26,049,366
iGATE Corp.	5,916	39,164
IHS Inc. Class A(a)	13,371	666,812
Imation Corp.	7,944	60,454
Immersion Corp.(a)	8,006	39,550
Innodata Isogen Inc.(a)	6,180	27,068
Integral Systems Inc.(a)	4,344	36,142
International Business Machines Corp.	372,412	38,887,261
Isilon Systems Inc.(a)	9,194	38,983
Jack Henry & Associates Inc.	23,387	485,280
Lexmark International Inc. Class A(a)	22,038	349,302
Limelight Networks Inc.(a)	10,412	45,813
LivePerson Inc.(a)	10,399	41,596
Manhattan Associates Inc.(a)	7,183	130,874
Maxwell Technologies Inc.(a)	7,257	100,364
Mentor Graphics Corp.(a)	23,925	130,870
Mercury Computer Systems Inc.(a)	5,988	55,389
MICROS Systems Inc.(a)	22,711	575,043
MTS Systems Corp.	4,842	99,987

NCI Inc. Class A(a)	1,866	56,764
NCR Corp.(a)	44,260	523,596
Ness Technologies Inc.(a)	12,178	47,616
NetApp Inc.(a)	93,782	1,849,381
Netezza Corp.(a)	14,198	118,127
NetScout Systems Inc.(a)	8,144	76,391
Palm Inc.(a)	38,764	642,319
PAR Technology Corp.(a)	2,291	14,639
Perot Systems Corp. Class A(a)	25,093	359,583
Quantum Corp.(a)	72,504	60,178
Radiant Systems Inc.(a)	7,048	58,498
RadiSys Corp.(a)	5,938	53,501
Rimage Corp.(a)	2,803	46,558
Riverbed Technology Inc.(a)	15,438	358,007
SanDisk Corp.(a)	64,440	946,624
Seagate Technology	137,775	1,441,126
Sigma Designs Inc.(a)(b)	8,059	129,266
Silicon Graphics International Corp.(a)	7,496	34,032
Silicon Storage Technology Inc.(a)	24,389	45,607
SMART Modular Technologies (WWH) Inc.(a)	13,350	30,304
SRA International Inc. Class A(a)	12,478	219,114
STEC Inc.(a)(b)	8,500	197,115
Stratasys Inc.(a)	5,388	59,214
Sun Microsystems Inc.(a)	210,363	1,939,547
Super Micro Computer Inc.(a)	6,208	47,553
Sykes Enterprises Inc.(a)	10,107	182,836
Synaptics Inc.(a)(b)	9,972	385,418
Synopsys Inc.(a)	40,282	785,902
Syntel Inc.(b)	3,274	102,935
Teradata Corp.(a)	48,674	1,140,432
3D Systems Corp.(a)	4,847	34,947
3PAR Inc.(a)	9,117	113,051
Tier Technologies Inc. Class B(a)	4,321	33,185
Tyler Technologies Inc.(a)(b)	10,341	161,526
Unisys Corp.(a)	110,757	167,243
Virtusa Corp.(a)	4,380	35,171
Western Digital Corp.(a)	62,418	1,654,077

		141,316,856
COSMETICS & PERSONAL CARE—2.07%
Alberto-Culver Co.	24,367	619,653
Avon Products Inc.	119,988	3,093,291
Bare Escentuals Inc.(a)	16,632	147,526
Chattem Inc.(a)	5,413	368,625
Colgate-Palmolive Co.	140,793	9,959,697
Elizabeth Arden Inc.(a)	6,397	55,846
Estee Lauder Companies Inc. (The) Class A	31,128	1,016,952
Inter Parfums Inc.	3,333	24,464
Procter & Gamble Co. (The)	821,458	41,976,504
Revlon Inc. Class A(a)	5,156	28,049

		57,290,607
DISTRIBUTION & WHOLESALE—0.32%
Beacon Roofing Supply Inc.(a)	12,022	173,838
BlueLinx Holdings Inc.(a)	3,269	9,807
BMP Sunstone Corp.(a)(b)	8,381	39,726
Brightpoint Inc.(a)	13,487	84,563
Central European Distribution Corp.(a)	12,454	330,903
Chindex International Inc.(a)	3,054	37,778
Core-Mark Holding Co. Inc.(a)	2,329	60,694
Fastenal Co.(b)	37,483	1,243,311
Genuine Parts Co.	46,047	1,545,337
Houston Wire & Cable Co.(b)	4,373	52,082
Ingram Micro Inc. Class A(a)	46,838	819,665

LKQ Corp.(a)	39,230	645,333
MWI Veterinary Supply Inc.(a)	3,225	112,423
Owens & Minor Inc.	11,789	516,594
Pool Corp.	13,193	218,476
Rentrak Corp.(a)	2,392	39,301
ScanSource Inc.(a)	7,915	194,076
Tech Data Corp.(a)	13,923	455,421
United Stationers Inc.(a)	6,357	221,732
W.W. Grainger Inc.	17,331	1,419,062
Watsco Inc.	6,735	329,544
WESCO International Inc.(a)	12,363	309,570

		8,859,236
DIVERSIFIED FINANCIAL SERVICES—4.41%
Affiliated Managers Group Inc.(a)	11,368	661,504
American Express Co.	285,776	6,641,434
AmeriCredit Corp.(a)(b)	25,341	343,371
Ameriprise Financial Inc.	62,921	1,527,093
Ampal-American Israel Corp. Class A(a)	4,838	11,805
Asset Acceptance Capital Corp.(a)(b)	4,393	33,782
BGC Partners Inc. Class A	9,404	35,641
BlackRock Inc.	5,646	990,421
Broadpoint Gleacher Securities Inc.(a)	11,215	62,580
Calamos Asset Management Inc. Class A	6,197	87,440
California First National Bancorp	515	5,871
Capital One Financial Corp.	126,727	2,772,787
Charles Schwab Corp. (The)	267,337	4,689,091
CIT Group Inc.	108,523	233,324
Citigroup Inc.(b)	1,552,161	4,609,918
CME Group Inc.	18,703	5,818,690
Cohen & Steers Inc.(b)	4,838	72,328
CompuCredit Corp.(a)(b)	5,335	12,270
Credit Acceptance Corp.(a)(b)	1,266	27,662
Diamond Hill Investment Group Inc.(a)	697	28,005
Doral Financial Corp.(a)(b)	1,354	3,385
Duff & Phelps Corp. Class A	5,005	88,989
E*TRADE Financial Corp.(a)(b)	139,601	178,689
Eaton Vance Corp.	32,674	874,029
Encore Capital Group Inc.(a)	4,230	56,047
Epoch Holding Corp.	2,240	19,354
Evercore Partners Inc. Class A	3,561	69,938
FBR Capital Markets Corp.(a)	8,284	38,935
FCStone Group Inc.(a)	6,228	24,601
Federated Investors Inc. Class B	24,842	598,444
Financial Federal Corp.	7,171	147,364
First Marblehead Corp. (The)(a)(b)	16,592	33,516
Franklin Resources Inc.	42,460	3,057,545
GAMCO Investors Inc. Class A	2,267	109,949
GFI Group Inc.	17,668	119,082
GLG Partners Inc.(b)	52,424	214,414
Goldman Sachs Group Inc. (The)	141,848	20,914,069
Greenhill & Co. Inc.(b)	5,705	411,958
Interactive Brokers Group Inc. Class A(a)	11,205	174,014
IntercontinentalExchange Inc.(a)	20,485	2,340,206
International Assets Holding Corp.(a)(b)	1,125	16,729
Invesco Ltd.	116,618	2,078,133
Investment Technology Group Inc.(a)	12,259	249,961
Janus Capital Group Inc.	45,437	517,982
Jefferies Group Inc.(a)	32,690	697,278
JMP Group Inc.	3,486	26,807
JPMorgan Chase & Co.	1,059,319	36,133,371
KBW Inc.(a)	9,651	277,563
Knight Capital Group Inc. Class A(a)	26,922	459,020
LaBranche & Co. Inc.(a)	14,222	61,155

Lazard Ltd. Class A	21,659	583,060
Legg Mason Inc.	39,288	957,841
MarketAxess Holdings Inc.(a)	8,252	78,642
MF Global Ltd.(a)(b)	26,593	157,696
Morgan Stanley	358,355	10,216,701
NASDAQ OMX Group Inc. (The)(a)	38,730	825,336
National Financial Partners Corp.	10,278	75,235
Nelnet Inc. Class A(a)	4,838	65,748
NewStar Financial Inc.(a)	7,229	13,807
NYSE Euronext Inc.	73,277	1,996,798
Ocwen Financial Corp.(a)	11,430	148,247
Oppenheimer Holdings Inc. Class A	2,249	47,611
optionsXpress Holdings Inc.	11,534	179,123
Penson Worldwide Inc.(a)	3,940	35,263
Piper Jaffray Companies(a)	5,355	233,853
Portfolio Recovery Associates Inc.(a)(b)	4,216	163,286
Pzena Investment Management Inc. Class A	1,778	13,477
Raymond James Financial Inc.(b)	26,970	464,154
Sanders Morris Harris Group Inc.	5,003	27,516
SLM Corp.(a)	132,376	1,359,502
Stifel Financial Corp.(a)	7,506	360,964
Student Loan Corp. (The)	1,054	39,209
SWS Group Inc.	7,520	105,054
T. Rowe Price Group Inc.	72,002	3,000,323
TD AMERITRADE Holding Corp.(a)	73,415	1,287,699
Teton Advisors Inc.(c)	32	0
Thomas Weisel Partners Group Inc.(a)	5,864	35,301
TradeStation Group Inc.(a)	10,509	88,906
U.S. Global Investors Inc. Class A(b)	3,127	28,956
Virtus Investment Partners Inc.(a)	1,579	23,196
Waddell & Reed Financial Inc. Class A	24,017	633,328
Westwood Holdings Group Inc.	1,351	56,485
World Acceptance Corp.(a)	4,179	83,204

		122,043,065
ELECTRIC—3.63%
AES Corp. (The)(a)	188,789	2,191,840
Allegheny Energy Inc.	47,133	1,208,961
ALLETE Inc.	7,963	228,936
Alliant Energy Corp.	30,941	808,488
Ameren Corp.	60,472	1,505,148
American Electric Power Co. Inc.	134,063	3,873,080
Avista Corp.	15,443	275,040
Black Hills Corp.	11,200	257,488
Calpine Corp.(a)	94,382	1,052,359
CenterPoint Energy Inc.	98,068	1,086,593
Central Vermont Public Service Corp.	3,909	70,753
CH Energy Group Inc.	4,594	214,540
Cleco Corp.	17,599	394,570
CMS Energy Corp.	63,027	761,366
Consolidated Edison Inc.	77,279	2,891,780
Constellation Energy Group Inc.	51,366	1,365,308
Dominion Resources Inc.	166,133	5,552,165
DPL Inc.	32,037	742,297
DTE Energy Co.	45,654	1,460,928
Duke Energy Corp.	362,437	5,287,956
Dynegy Inc. Class A(a)	136,189	309,149
Edison International	91,979	2,893,659
El Paso Electric Co.(a)	12,230	170,731
Empire District Electric Co. (The)	9,080	150,002
EnerNOC Inc.(a)(b)	2,779	60,221
Entergy Corp.	55,208	4,279,724
Exelon Corp.	185,570	9,503,040
FirstEnergy Corp.	85,620	3,317,775

Florida Public Utilities Co.	1,805	25,324
FPL Group Inc.	115,697	6,578,531
Great Plains Energy Inc.	38,051	591,693
Hawaiian Electric Industries Inc.	25,126	478,902
IDACORP Inc.	13,342	348,760
Integrys Energy Group Inc.	21,440	642,986
ITC Holdings Corp.(b)	13,707	621,750
MDU Resources Group Inc.	51,587	978,605
MGE Energy Inc.	6,020	201,971
Mirant Corp.(a)	40,956	644,647
Northeast Utilities	49,305	1,099,995
NorthWestern Corp.	10,190	231,924
NRG Energy Inc.(a)	74,428	1,932,151
NSTAR	30,282	972,355
NV Energy Inc.	65,105	702,483
OGE Energy Corp.	26,903	761,893
Ormat Technologies Inc.(b)	5,258	211,950
Otter Tail Corp.	9,916	216,565
Pepco Holdings Inc.	61,832	831,022
PG&E Corp.	103,696	3,986,074
Pike Electric Corp.(a)	4,848	58,418
Pinnacle West Capital Corp.	28,384	855,778
PNM Resources Inc.	24,049	257,565
Portland General Electric Co.	21,290	414,729
PPL Corp.	105,986	3,493,299
Progress Energy Inc.	78,378	2,965,040
Public Service Enterprise Group Inc.	142,865	4,661,685
RRI Energy Inc.(a)	99,080	496,391
SCANA Corp.	34,191	1,110,182
Southern Co.	220,371	6,866,760
TECO Energy Inc.	60,653	723,590
U.S. Geothermal Inc.(a)	17,192	24,413
UIL Holdings Corp.	8,615	193,407
UniSource Energy Corp.	10,292	273,150
Unitil Corp.	2,730	56,293
Westar Energy Inc.	29,771	558,802
Wisconsin Energy Corp.	33,262	1,354,096
Xcel Energy Inc.	127,842	2,353,571

		100,690,647
ELECTRICAL COMPONENTS & EQUIPMENT—0.49%
Advanced Battery Technologies Inc.(a)(b)	11,404	45,844
Advanced Energy Industries Inc.(a)	9,452	84,973
American Superconductor Corp.(a)(b)	12,103	317,704
AMETEK Inc.	29,800	1,030,484
Belden Inc.	13,338	222,745
China BAK Battery Inc.(a)(b)	8,298	24,479
Emerson Electric Co.	211,779	6,861,640
Encore Wire Corp.	5,695	121,588
Energizer Holdings Inc.(a)	19,445	1,015,807
Energy Conversion Devices Inc.(a)(b)	12,393	175,361
EnerSys Inc.(a)	11,116	202,200
Fushi Copperweld Inc.(a)	4,011	33,171
General Cable Corp.(a)	15,098	567,383
GrafTech International Ltd.(a)	32,996	373,185
Graham Corp.	2,729	36,296
Greatbatch Inc.(a)(b)	6,008	135,841
Harbin Electric Inc.(a)	3,627	56,726
Hubbell Inc. Class B	15,985	512,479
Insteel Industries Inc.	4,945	40,747
Littelfuse Inc.(a)	5,818	116,127
Molex Inc.	37,858	588,692
NIVS IntelliMedia Technology Group Inc.(a)	2,305	6,823
Orion Energy Systems Inc.(a)(b)	3,937	14,764

Powell Industries Inc.(a)	2,119	78,551
Power-One Inc.(a)(b)	18,634	27,765
PowerSecure International Inc.(a)	4,796	20,431
SatCon Technology Corp.(a)	12,773	22,991
SmartHeat Inc.(a)	1,880	12,878
SunPower Corp. Class A(a)(b)	27,020	719,813
Ultralife Corp.(a)	3,353	24,041
Universal Display Corp.(a)(b)	7,445	72,812
Valence Technology Inc.(a)(b)	14,086	25,214
Vicor Corp.	5,167	37,306

		13,626,861
ELECTRONICS—0.86%
Agilent Technologies Inc.(a)	97,057	1,971,228
American Science and Engineering Inc.	2,503	173,007
Amphenol Corp. Class A	49,410	1,563,332
Analogic Corp.	3,830	141,518
Arrow Electronics Inc.(a)	34,147	725,282
Avnet Inc.(a)	41,855	880,211
AVX Corp.	13,387	132,933
Axsys Technologies Inc.(a)	2,428	130,238
Badger Meter Inc.	3,881	159,121
Bel Fuse Inc. Class B	3,141	50,382
Benchmark Electronics Inc.(a)	18,260	262,944
Brady Corp. Class A	13,680	343,642
Checkpoint Systems Inc.(a)	10,434	163,709
China Security & Surveillance Technology Inc.(a)(b)	8,616	64,965
Cogent Inc.(a)	11,508	123,481
Coherent Inc.(a)	6,410	132,559
CTS Corp.	9,465	61,996
Cubic Corp.	4,131	147,848
Cymer Inc.(a)(b)	8,542	253,954
Daktronics Inc.	8,392	64,618
DDi Corp.(a)	5,658	25,631
Dionex Corp.(a)	5,203	317,539
Dolby Laboratories Inc. Class A(a)	14,347	534,856
Electro Scientific Industries Inc.(a)	7,095	79,322
FARO Technologies Inc.(a)	4,288	66,593
FEI Co.(a)	10,872	248,969
FLIR Systems Inc.(a)(b)	42,296	954,198
Garmin Ltd.(b)	31,723	755,642
Gentex Corp.	41,279	478,836
ICx Technologies Inc.(a)(b)	1,244	7,464
II-VI Inc.(a)	7,396	163,969
Itron Inc.(a)	11,054	608,744
Jabil Circuit Inc.	57,600	427,392
L-1 Identity Solutions Inc.(a)	21,870	169,274
LaBarge Inc.(a)	3,281	30,415
Measurement Specialties Inc.(a)	3,889	27,417
MEMSIC Inc.(a)	4,369	18,525
Methode Electronics Inc.	10,734	75,353
Mettler-Toledo International Inc.(a)	9,967	768,954
Multi-Fineline Electronix Inc.(a)(b)	2,183	46,716
National Instruments Corp.	15,625	352,500
NVE Corp.(a)	1,207	58,660
OSI Systems Inc.(a)	4,055	84,547
OYO Geospace Corp.(a)	1,049	26,917
Park Electrochemical Corp.	5,308	114,281
PerkinElmer Inc.	33,772	587,633
Plexus Corp.(a)	11,206	229,275
RAE Systems Inc.(a)	11,443	15,791
Rofin-Sinar Technologies Inc.(a)	8,260	165,283
Rogers Corp.(a)	4,830	97,711
Spectrum Control Inc.(a)	3,031	26,673

SRS Labs Inc.(a)	3,733	24,824
Stoneridge Inc.(a)	3,875	18,600
Taser International Inc.(a)	16,501	75,245
Technitrol Inc.	11,271	72,923
Thermo Fisher Scientific Inc.(a)	117,501	4,790,516
Thomas & Betts Corp.(a)	14,826	427,878
Trimble Navigation Ltd.(a)	34,734	681,828
TTM Technologies Inc.(a)	11,252	89,566
Varian Inc.(a)	8,327	328,334
Vishay Intertechnology Inc.(a)	54,532	370,272
Waters Corp.(a)	27,171	1,398,491
Watts Water Technologies Inc. Class A	8,323	179,277
Woodward Governor Co.	16,404	324,799
X-Rite Inc.(a)	7,308	10,962
Zygo Corp.(a)	4,281	19,949

		23,925,512
ENERGY - ALTERNATE SOURCES—0.13%
Ascent Solar Technologies Inc.(a)(b)	2,055	16,070
Clean Energy Fuels Corp.(a)(b)	8,736	75,217
Comverge Inc.(a)	6,054	73,253
Covanta Holding Corp.(a)	36,075	611,832
Ener1 Inc.(a)	14,133	77,166
Evergreen Energy Inc.(a)(b)	51,592	50,560
Evergreen Solar Inc.(a)	56,005	121,531
First Solar Inc.(a)(b)	14,445	2,341,823
FuelCell Energy Inc.(a)(b)	22,149	92,583
Green Plains Renewable Energy Inc.(a)	2,619	17,154
GT Solar International Inc.(a)	8,336	44,348
Headwaters Inc.(a)	12,609	42,366
Syntroleum Corp.(a)	15,570	34,410

		3,598,313
ENGINEERING & CONSTRUCTION—0.38%
AECOM Technology Corp.(a)	26,637	852,384
Argan Inc.(a)	1,950	27,553
Dycom Industries Inc.(a)	10,995	121,715
EMCOR Group Inc.(a)	18,575	373,729
ENGlobal Corp.(a)	7,074	34,804
Fluor Corp.	50,597	2,595,120
Granite Construction Inc.	9,491	315,860
Insituform Technologies Inc. Class A(a)	10,550	179,033
Jacobs Engineering Group Inc.(a)	34,538	1,453,704
KBR Inc.	45,887	846,156
Layne Christensen Co.(a)	5,187	106,074
McDermott International Inc.(a)	64,592	1,311,864
MYR Group Inc.(a)	4,629	93,598
Orion Marine Group Inc.(a)	6,004	114,076
Shaw Group Inc. (The)(a)	23,307	638,845
Stanley Inc.(a)	3,111	102,290
Sterling Construction Co. Inc.(a)	3,162	48,252
Tutor Perini Corp.(a)(b)	7,261	126,051
URS Corp.(a)	23,548	1,166,097
VSE Corp.	1,082	28,305

		10,535,510
ENTERTAINMENT—0.21%
Ascent Media Corp. Class A(a)	3,825	101,668
Bally Technologies Inc.(a)	15,575	466,004
Bluegreen Corp.(a)	2,757	6,948
Carmike Cinemas Inc.	3,149	26,389
Churchill Downs Inc.	2,897	97,513
Cinemark Holdings Inc.	9,698	109,781
Dover Downs Gaming & Entertainment Inc.	4,147	19,284

DreamWorks Animation SKG Inc. Class A(a)	21,197	584,825
Great Wolf Resorts Inc.(a)	8,183	16,693
International Game Technology	83,507	1,327,761
International Speedway Corp. Class A	9,432	241,554
Isle of Capri Casinos Inc.(a)(b)	4,229	56,330
Lakes Entertainment Inc.(a)	7,641	22,235
Macrovision Solutions Corp.(a)	28,307	617,376
National CineMedia Inc.	11,217	154,346
Penn National Gaming Inc.(a)	18,781	546,715
Pinnacle Entertainment Inc.(a)	16,419	152,533
Reading International Inc. Class A(a)	5,021	22,846
Regal Entertainment Group Class A	23,530	312,714
Scientific Games Corp. Class A(a)	17,589	277,379
Shuffle Master Inc.(a)	16,227	107,260
Speedway Motorsports Inc.	3,824	52,618
Steinway Musical Instruments Inc.(a)	2,113	22,609
Vail Resorts Inc.(a)	8,489	227,675
Warner Music Group Corp.(a)	17,329	101,375
Youbet.com Inc.(a)	7,930	26,169

		5,698,600
ENVIRONMENTAL CONTROL—0.38%
American Ecology Corp.	4,258	76,303
Calgon Carbon Corp.(a)	14,958	207,767
Clean Harbors Inc.(a)	5,440	293,706
Darling International Inc.(a)	21,543	142,184
Energy Recovery Inc.(a)(b)	8,764	62,049
EnergySolutions Inc.	20,748	190,882
Fuel Tech Inc.(a)(b)	4,838	46,929
Heritage-Crystal Clean Inc.(a)	719	8,736
Metalico Inc.(a)(b)	6,521	30,388
Met-Pro Corp.	4,134	44,730
Mine Safety Appliances Co.	8,286	199,693
Nalco Holding Co.	39,229	660,616
Perma-Fix Environmental Services Inc.(a)	13,207	31,961
Republic Services Inc.	92,362	2,254,557
Stericycle Inc.(a)(b)	24,263	1,250,272
Tetra Tech Inc.(a)	17,023	487,709
Waste Connections Inc.(a)	22,971	595,179
Waste Management Inc.	138,225	3,892,416
Waste Services Inc.(a)	5,166	26,760

		10,502,837
FOOD—1.94%
American Dairy Inc.(a)(b)	1,823	72,300
American Italian Pasta Co. Class A(a)	5,744	167,380
Arden Group Inc. Class A	214	26,771
B&G Foods Inc. Class A	5,424	45,616
Benihana Inc. Class A(a)	4,351	27,498
Calavo Growers Inc.	2,921	57,923
Cal-Maine Foods Inc.	3,934	98,193
Campbell Soup Co.	55,479	1,632,192
Chiquita Brands International Inc.(a)	12,826	131,595
ConAgra Foods Inc.	127,146	2,423,403
Corn Products International Inc.	20,491	548,954
Dean Foods Co.(a)	50,463	968,385
Del Monte Foods Co.	55,307	518,780
Diamond Foods Inc.	4,334	120,919
Flowers Foods Inc.	22,005	480,589
Fresh Del Monte Produce Inc.(a)	11,482	186,697
Frisch’s Restaurants Inc.	909	26,852
General Mills Inc.	92,717	5,194,006
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	9,117	38,747
H.J. Heinz Co.	88,850	3,171,945

Hain Celestial Group Inc.(a)	10,998	171,679
Hershey Co. (The)	42,972	1,546,992
Hormel Foods Corp.	20,465	706,861
HQ Sustainable Maritime Industries Inc.(a)	1,899	17,376
Imperial Sugar Co.	4,595	55,645
Ingles Markets Inc. Class A	3,238	49,347
J&J Snack Foods Corp.	3,839	137,820
J.M. Smucker Co. (The)	33,207	1,615,853
Kellogg Co.	71,593	3,334,086
Kraft Foods Inc. Class A	414,890	10,513,313
Kroger Co. (The)	185,505	4,090,385
Lance Inc.	7,247	167,623
Lifeway Foods Inc.(a)	1,244	16,048
M&F Worldwide Corp.(a)	3,186	63,720
McCormick & Co. Inc. NVS	36,580	1,189,947
Nash-Finch Co.	3,805	102,963
Overhill Farms Inc.(a)	4,538	23,915
Ralcorp Holdings Inc.(a)	15,912	969,359
Ruddick Corp.	11,455	268,391
Safeway Inc.	120,031	2,445,031
Sanderson Farms Inc.	5,945	267,525
Sara Lee Corp.	197,869	1,931,201
Seaboard Corp.	93	104,346
Seneca Foods Corp. Class A(a)	1,665	55,644
Smart Balance Inc.(a)	17,314	117,908
Smithfield Foods Inc.(a)	33,914	473,779
Spartan Stores Inc.	5,884	73,020
SUPERVALU Inc.	64,472	834,912
Sysco Corp.	166,250	3,737,300
Tootsie Roll Industries Inc.	6,626	150,344
TreeHouse Foods Inc.(a)	9,159	263,504
Tyson Foods Inc. Class A	84,659	1,067,550
United Natural Foods Inc.(a)	12,709	333,611
Village Super Market Inc. Class A	1,754	52,182
Weis Markets Inc.	3,240	108,605
Whole Foods Market Inc.(b)	30,832	585,191
Winn-Dixie Stores Inc.(a)	14,751	184,978
Zhongpin Inc.(a)	5,097	52,805

		53,819,504
FOREST PRODUCTS & PAPER—0.31%
Boise Inc.(a)(b)	11,157	19,190
Buckeye Technologies Inc.(a)	10,162	45,627
Clearwater Paper Corp.(a)	3,260	82,445
Deltic Timber Corp.	2,921	103,608
Domtar Corp.(a)	11,113	184,254
International Paper Co.	121,744	1,841,987
KapStone Paper and Packaging Corp.(a)	4,995	23,427
Louisiana-Pacific Corp.(a)	28,712	98,195
MeadWestvaco Corp.	48,501	795,901
Neenah Paper Inc.	3,992	35,170
Orchids Paper Products Co.(a)	1,293	26,571
P.H. Glatfelter Co.	12,087	107,574
Plum Creek Timber Co. Inc.	45,883	1,366,396
Potlatch Corp.	11,343	275,521
Rayonier Inc.	21,883	795,447
Rock-Tenn Co. Class A	11,070	422,431
Schweitzer-Mauduit International Inc.	4,161	113,221
Temple-Inland Inc.	30,815	404,293
Wausau Paper Corp.	12,035	80,875
Weyerhaeuser Co.	59,130	1,799,326

		8,621,459

GAS—0.41%
AGL Resources Inc.	22,058	701,444
Atmos Energy Corp.	25,504	638,620
Chesapeake Utilities Corp.	1,927	62,685
Energen Corp.	20,526	818,987
Laclede Group Inc. (The)	6,513	215,776
New Jersey Resources Corp.	11,592	429,368
Nicor Inc.	13,104	453,660
NiSource Inc.	76,403	890,859
Northwest Natural Gas Co.	7,396	327,791
Piedmont Natural Gas Co.	20,461	493,315
Sempra Energy	68,849	3,416,976
South Jersey Industries Inc.	8,652	301,868
Southern Union Co.	30,783	566,099
Southwest Gas Corp.	12,472	277,003
UGI Corp.	30,067	766,408
Vectren Corp.	22,455	526,121
WGL Holdings Inc.	14,159	453,371

		11,340,351
HAND & MACHINE TOOLS—0.13%
Baldor Electric Co.	13,496	321,070
Black & Decker Corp. (The)	16,873	483,580
Franklin Electric Co. Inc.	6,811	176,541
Kennametal Inc.	21,932	420,656
K-Tron International Inc.(a)	769	61,274
Lincoln Electric Holdings Inc.	11,772	424,263
Raser Technologies Inc.(a)(b)	12,891	36,095
Regal Beloit Corp.	10,105	401,371
Snap-On Inc.	15,985	459,409
Stanley Works (The)	22,155	749,725

		3,533,984
HEALTH CARE - PRODUCTS—3.93%
Abaxis Inc.(a)	6,724	138,111
ABIOMED Inc.(a)	9,481	83,622
Accuray Inc.(a)	11,652	77,719
Align Technology Inc.(a)	16,367	173,490
Alphatec Holdings Inc.(a)	6,960	23,107
American Medical Systems Holdings Inc.(a)	20,949	330,994
AngioDynamics Inc.(a)	7,573	100,494
Aspect Medical Systems Inc.(a)	4,505	26,625
Atrion Corp.	540	72,409
ATS Medical Inc.(a)	11,856	39,006
Baxter International Inc.	170,514	9,030,421
Beckman Coulter Inc.	20,400	1,165,656
Becton, Dickinson and Co.	67,507	4,813,924
Boston Scientific Corp.(a)	424,211	4,301,500
Bovie Medical Corp.(a)	4,285	37,322
Bruker Corp.(a)	14,148	131,010
C.R. Bard Inc.	28,076	2,090,258
Cantel Medical Corp.(a)	3,071	49,842
Cardiac Science Corp.(a)	5,295	21,286
CardioNet Inc.(a)	6,411	104,628
Cardiovascular Systems Inc.(a)	2,536	19,553
Cepheid Inc.(a)	15,256	143,712
Clinical Data Inc.(a)(b)	2,920	32,178
Conceptus Inc.(a)	7,942	134,220
CONMED Corp.(a)	7,940	123,229
Cooper Companies Inc. (The)	13,182	325,991
Cutera Inc.(a)	3,195	27,541
Cyberonics Inc.(a)	7,994	132,940
Cynosure Inc. Class A(a)	2,031	15,537
Delcath Systems Inc.(a)	6,975	24,971
DENTSPLY International Inc.	42,341	1,292,247

DexCom Inc.(a)	13,606	84,221
Edwards Lifesciences Corp.(a)	15,881	1,080,384
Electro-Optical Sciences Inc.(a)	4,374	34,073
Endologix Inc.(a)	10,949	36,570
EnteroMedics Inc.(a)	4,292	14,292
ev3 Inc.(a)	19,408	208,054
Exactech Inc.(a)	1,972	28,594
Female Health Co. (The)(a)	5,439	26,107
Gen-Probe Inc.(a)	15,510	666,620
Haemonetics Corp.(a)	7,281	415,017
Hanger Orthopedic Group Inc.(a)	8,626	117,227
Hansen Medical Inc.(a)(b)	9,472	46,792
HeartWare International Inc.(a)	1,129	31,510
Henry Schein Inc.(a)	25,404	1,218,122
Hill-Rom Holdings Inc.	17,716	287,354
Hologic Inc.(a)	73,041	1,039,373
Home Diagnostics Inc.(a)	4,302	26,414
ICU Medical Inc.(a)	3,335	137,235
IDEXX Laboratories Inc.(a)(b)	16,756	774,127
Immucor Inc.(a)	19,749	271,746
Insulet Corp.(a)	7,879	60,668
Intuitive Surgical Inc.(a)	10,670	1,746,252
Invacare Corp.	9,308	164,286
Inverness Medical Innovations Inc.(a)	21,814	776,142
IRIS International Inc.(a)	5,090	60,062
Johnson & Johnson	776,606	44,111,221
Kensey Nash Corp.(a)	1,923	50,402
Kinetic Concepts Inc.(a)	17,178	468,101
LCA-Vision Inc.(a)	5,986	25,261
Luminex Corp.(a)	11,397	211,300
MAKO Surgical Corp.(a)	3,167	28,566
Masimo Corp.(a)	14,568	351,234
Medical Action Industries Inc.(a)	3,822	43,762
Medtronic Inc.	316,083	11,028,136
Merge Healthcare Inc.(a)	6,195	26,639
Meridian Bioscience Inc.	11,135	251,428
Merit Medical Systems Inc.(a)	7,261	118,354
Metabolix Inc.(a)(b)	6,466	53,151
Microvision Inc.(a)(b)	15,571	47,803
Micrus Endovascular Corp.(a)	4,028	36,413
Natus Medical Inc.(a)	7,382	85,188
NuVasive Inc.(a)(b)	10,175	453,805
NxStage Medical Inc.(a)	5,308	31,317
OraSure Technologies Inc.(a)	12,304	30,391
Orthofix International NV(a)	5,309	132,778
Orthovita Inc.(a)	18,312	94,307
Palomar Medical Technologies Inc.(a)	4,955	72,640
Patterson Companies Inc.(a)	28,321	614,566
PSS World Medical Inc.(a)	17,767	328,867
Quidel Corp.(a)	7,512	109,375
ResMed Inc.(a)	21,893	891,702
Rochester Medical Corp.(a)	2,481	33,245
Rockwell Medical Technologies Inc.(a)	3,694	27,890
Sirona Dental Systems Inc.(a)	4,358	87,116
Somanetics Corp.(a)	3,412	56,332
SonoSite Inc.(a)	4,329	86,840
Spectranetics Corp.(a)	8,271	40,776
St. Jude Medical Inc.(a)	97,503	4,007,373
Stereotaxis Inc.(a)(b)	7,030	27,276
Steris Corp.	16,387	427,373
Stryker Corp.	95,250	3,785,235
SurModics Inc.(a)	4,061	91,900
Symmetry Medical Inc.(a)	9,353	87,170
Synovis Life Technologies Inc.(a)	3,333	69,226

TECHNE Corp.	10,735	685,000
Thoratec Corp.(a)	15,482	414,608
TomoTherapy Inc.(a)	11,285	31,034
TranS1 Inc.(a)	2,604	16,223
Utah Medical Products Inc.	1,013	27,057
Varian Medical Systems Inc.(a)	35,670	1,253,444
Vascular Solutions Inc.(a)	4,006	31,327
Vital Images Inc.(a)	4,418	50,144
Volcano Corp.(a)	13,102	183,166
West Pharmaceutical Services Inc.	9,125	318,006
Wright Medical Group Inc.(a)	10,518	171,023
Young Innovations Inc.	1,322	28,806
Zimmer Holdings Inc.(a)	60,499	2,577,257
Zoll Medical Corp.(a)	5,344	103,353

		108,849,692
HEALTH CARE - SERVICES—1.33%
Aetna Inc.	127,515	3,194,251
Air Methods Corp.(a)	2,867	78,441
Alliance Healthcare Services Inc.(a)	6,908	50,636
Allied Healthcare International Inc.(a)	12,207	26,489
Almost Family Inc.(a)	1,839	48,016
Amedisys Inc.(a)	7,214	238,206
America Service Group Inc.(a)	2,022	32,494
American Dental Partners Inc.(a)	3,137	28,453
AMERIGROUP Corp.(a)	14,718	395,178
AmSurg Corp.(a)	9,199	197,227
Assisted Living Concepts Inc. Class A(a)	3,211	46,720
athenahealth Inc.(a)	9,312	344,637
Bio-Reference Laboratories Inc.(a)	2,991	94,546
Brookdale Senior Living Inc.	10,098	98,355
Capital Senior Living Corp.(a)	6,179	28,114
Centene Corp.(a)	12,568	251,109
Community Health Systems Inc.(a)	26,875	678,594
Continucare Corp.(a)	10,123	23,587
Covance Inc.(a)	17,962	883,730
Coventry Health Care Inc.(a)	43,345	810,985
DaVita Inc.(a)	29,285	1,448,436
Emeritus Corp.(a)	5,206	68,771
Ensign Group Inc. (The)	3,119	44,383
Genoptix Inc.(a)	4,604	147,282
Gentiva Health Services Inc.(a)	7,305	120,240
Health Management Associates Inc. Class A(a)	66,818	330,081
Health Net Inc.(a)	30,816	479,189
HealthSouth Corp.(a)(b)	24,437	352,870
Healthways Inc.(a)	9,480	127,506
Humana Inc.(a)	47,300	1,525,898
IPC The Hospitalist Co. Inc.(a)	4,364	116,475
Kindred Healthcare Inc.(a)	10,614	131,295
Laboratory Corp. of America Holdings(a)	30,521	2,069,019
LHC Group Inc.(a)	3,934	87,374
Life Sciences Research Inc.(a)	2,306	16,534
LifePoint Hospitals Inc.(a)	15,657	410,996
Lincare Holdings Inc.(a)	19,295	453,818
Magellan Health Services Inc.(a)	10,579	347,203
MedCath Corp.(a)	4,814	56,613
MEDNAX Inc.(a)	13,334	561,761
Metropolitan Health Networks Inc.(a)	12,329	24,781
Molina Healthcare Inc.(a)	4,409	105,463
National Healthcare Corp.	2,340	88,780
NightHawk Radiology Holdings Inc.(a)	5,851	21,649
NovaMed Inc.(a)	6,453	25,489
Odyssey Healthcare Inc.(a)	9,066	93,198
Psychiatric Solutions Inc.(a)	15,670	356,336

Quest Diagnostics Inc.	43,779	2,470,449
RadNet Inc.(a)	5,958	13,406
RehabCare Group Inc.(a)	4,837	115,749
Res-Care Inc.(a)	6,392	91,406
Skilled Healthcare Group Inc. Class A(a)	6,021	45,158
Sun Healthcare Group Inc.(a)	11,395	96,174
Sunrise Senior Living Inc.(a)	12,285	20,270
Tenet Healthcare Corp.(a)	134,936	380,520
Triple-S Management Corp. Class B(a)	4,801	74,848
U.S. Physical Therapy Inc.(a)	3,216	47,436
UnitedHealth Group Inc.	335,242	8,374,345
Universal Health Services Inc. Class B	13,503	659,622
Virtual Radiologic Corp.(a)(b)	1,145	10,339
WellCare Health Plans Inc.(a)	11,199	207,070
WellPoint Inc.(a)	136,586	6,950,862

		36,718,862
HOLDING COMPANIES - DIVERSIFIED—0.07%
Heckmann Corp.(a)	21,375	80,156
Information Services Group Inc.(a)	7,435	22,379
Leucadia National Corp.(a)	52,547	1,108,216
Primoris Services Corp.	2,298	17,051
Resource America Inc. Class A	3,390	18,238
Walter Energy Inc.	15,395	557,915
Zapata Corp.(a)	3,381	23,025

		1,826,980
HOME BUILDERS—0.18%
AMREP Corp.(a)	704	7,765
Beazer Homes USA Inc.(a)(b)	10,371	18,979
Brookfield Homes Corp.(a)(b)	3,028	12,112
Cavco Industries Inc.(a)	1,859	47,088
Centex Corp.	33,666	284,814
China Housing & Land Development Inc.(a)	6,209	35,764
D.R. Horton Inc.	78,158	731,559
Hovnanian Enterprises Inc. Class A(a)(b)	13,502	31,865
KB Home	22,095	302,260
Lennar Corp. Class A	38,994	377,852
M.D.C. Holdings Inc.	10,374	312,361
M/I Homes Inc.(a)	4,830	47,286
Meritage Homes Corp.(a)	9,133	172,248
NVR Inc.(a)	1,620	813,872
Pulte Homes Inc.	59,612	526,374
Ryland Group Inc.	11,888	199,243
Skyline Corp.	1,885	40,999
Standard-Pacific Corp.(a)	34,014	69,048
Thor Industries Inc.(b)	10,594	194,612
Toll Brothers Inc.(a)	37,139	630,249
Winnebago Industries Inc.(b)	8,356	62,085

		4,918,435
HOME FURNISHINGS—0.09%
American Woodmark Corp.(b)	3,127	74,892
Audiovox Corp. Class A(a)	4,365	25,579
DTS Inc.(a)	4,928	133,401
Ethan Allen Interiors Inc.	7,089	73,442
Furniture Brands International Inc.	12,659	38,357
Harman International Industries Inc.	17,079	321,085
Hooker Furniture Corp.(b)	3,144	36,093
Kimball International Inc. Class B	10,330	64,459
La-Z-Boy Inc.	13,584	64,116
Sealy Corp.(a)	12,028	23,575
Stanley Furniture Co. Inc.	2,474	26,694
Tempur-Pedic International Inc.	21,274	278,051

TiVo Inc.(a)	29,650	310,732
Universal Electronics Inc.(a)	3,917	79,006
Whirlpool Corp.(b)	20,912	890,015

		2,439,497
HOUSEHOLD PRODUCTS & WARES—0.52%
ACCO Brands Corp.(a)	14,372	40,529
American Greetings Corp. Class A	12,733	148,721
Avery Dennison Corp.	31,747	815,263
Blyth Inc.	1,808	59,284
Central Garden & Pet Co. Class A(a)	18,564	182,855
Church & Dwight Co. Inc.	19,944	1,083,159
Clorox Co. (The)	39,133	2,184,795
CSS Industries Inc.	2,078	42,350
Ennis Inc.	6,922	86,248
Fortune Brands Inc.	43,161	1,499,413
Fossil Inc.(a)	13,116	315,833
Helen of Troy Ltd.(a)	8,110	136,167
Jarden Corp.(a)	24,519	459,731
Kimberly-Clark Corp.	116,738	6,120,573
Oil-Dri Corp. of America	1,706	25,334
Prestige Brands Holdings Inc.(a)	9,088	55,891
Scotts Miracle-Gro Co. (The) Class A	12,805	448,815
Standard Register Co. (The)	4,852	15,818
Tupperware Brands Corp.	17,797	463,078
WD-40 Co.	5,020	145,580

		14,329,437
HOUSEWARES—0.04%
National Presto Industries Inc.	1,141	86,830
Newell Rubbermaid Inc.	78,134	813,375
Toro Co. (The)	10,202	305,040

		1,205,245
INSURANCE—2.78%
Aflac Inc.	131,741	4,095,828
Alleghany Corp.(a)	1,490	403,790
Allied World Assurance Holdings Ltd.	14,060	574,070
Allstate Corp. (The)	151,164	3,688,402
Ambac Financial Group Inc.(b)	80,460	74,023
American Equity Investment Life Holding Co.	15,214	84,894
American Financial Group Inc.	24,026	518,481
American International Group Inc.(b)	678,600	787,176
American National Insurance Co.	4,587	346,685
American Physicians Capital Inc.	2,287	89,559
American Physicians Service Group Inc.	1,576	35,759
American Safety Insurance Holdings Ltd.(a)	2,967	40,381
Amerisafe Inc.(a)	5,043	78,469
AmTrust Financial Services Inc.	5,199	59,269
Aon Corp.	78,186	2,960,904
Arch Capital Group Ltd.(a)	14,668	859,251
Argo Group International Holdings Ltd.(a)	8,395	236,907
Arthur J. Gallagher & Co.	28,210	602,001
Aspen Insurance Holdings Ltd.	23,851	532,831
Assurant Inc.	33,713	812,146
Assured Guaranty Ltd.	17,448	216,006
Axis Capital Holdings Ltd.	39,956	1,046,048
Baldwin & Lyons Inc. Class B	2,133	42,020
Brown & Brown Inc.	32,166	641,068
Chubb Corp.	99,238	3,957,611
CIGNA Corp.	76,876	1,851,943
Cincinnati Financial Corp.	41,601	929,782
Citizens Inc.(a)(b)	11,497	69,902
CNA Financial Corp.(b)	8,029	124,209

CNA Surety Corp.(a)	4,318	58,250
Conseco Inc.(a)	51,238	121,434
Crawford & Co. Class B(a)	6,884	33,043
Delphi Financial Group Inc. Class A	12,057	234,268
Donegal Group Inc. Class A	3,405	51,790
Eastern Insurance Holdings Inc.	2,538	23,883
eHealth Inc.(a)	6,958	122,878
EMC Insurance Group Inc.	1,348	28,052
Employers Holdings Inc.	14,290	193,630
Endurance Specialty Holdings Ltd.	13,927	408,061
Enstar Group Ltd.(a)	1,920	112,992
Erie Indemnity Co. Class A	8,931	319,373
Everest Re Group Ltd.	17,526	1,254,336
FBL Financial Group Inc. Class A	3,911	32,305
Fidelity National Financial Inc. Class A	66,132	894,766
First Acceptance Corp.(a)	4,422	9,419
First American Corp.	25,690	665,628
First Mercury Financial Corp.	4,693	64,623
Flagstone Reinsurance Holdings Ltd.	10,716	110,375
FPIC Insurance Group Inc.(a)	2,141	65,557
Genworth Financial Inc. Class A	123,910	866,131
Greenlight Capital Re Ltd. Class A(a)	8,016	138,757
Hallmark Financial Services Inc.(a)	1,165	8,330
Hanover Insurance Group Inc. (The)	14,845	565,743
Harleysville Group Inc.	3,487	98,403
Hartford Financial Services Group Inc. (The)	91,335	1,084,146
HCC Insurance Holdings Inc.	33,054	793,627
Horace Mann Educators Corp.	11,442	114,077
Independence Holding Co.	1,790	11,384
Infinity Property and Casualty Corp.	4,113	149,960
IPC Holdings Ltd.	15,807	432,163
Kansas City Life Insurance Co.	1,177	31,673
Life Partners Holdings Inc.(b)	2,203	31,239
Lincoln National Corp.	73,037	1,256,967
Loews Corp.	92,186	2,525,896
Maiden Holdings Ltd.	13,484	88,455
Markel Corp.(a)	2,773	781,154
Marsh & McLennan Companies Inc.	147,043	2,959,976
Max Capital Group Ltd.	13,002	240,017
MBIA Inc.(a)(b)	37,137	160,803
Meadowbrook Insurance Group Inc.	14,276	93,222
Mercer Insurance Group Inc.	1,488	23,659
Mercury General Corp.	7,310	244,373
MetLife Inc.	162,477	4,875,935
MGIC Investment Corp.(b)	34,914	153,622
Montpelier Re Holdings Ltd.	24,784	329,379
National Interstate Corp.	1,300	19,734
National Western Life Insurance Co. Class A	604	70,517
Navigators Group Inc. (The)(a)	3,893	172,966
NYMAGIC Inc.	1,745	24,221
Odyssey Re Holdings Corp.	4,783	191,224
Old Republic International Corp.	66,148	651,558
OneBeacon Insurance Group Ltd.	7,436	86,927
PartnerRe Ltd.	15,879	1,031,341
Phoenix Companies Inc. (The)(a)	31,574	52,729
Platinum Underwriters Holdings Ltd.	15,057	430,480
PMA Capital Corp. Class A(a)	8,552	38,912
PMI Group Inc. (The)	23,357	46,247
Presidential Life Corp.	5,871	44,443
Primus Guaranty Ltd.(a)(b)	5,109	12,057
Principal Financial Group Inc.	87,183	1,642,528
ProAssurance Corp.(a)	9,161	423,330
Progressive Corp. (The)(a)	192,320	2,905,955
Protective Life Corp.	18,031	206,275

Prudential Financial Inc.	119,461	4,446,338
Radian Group Inc.	21,425	58,276
Reinsurance Group of America Inc.	20,374	711,256
RenaissanceRe Holdings Ltd.	17,697	823,618
RLI Corp.	5,388	241,382
Safety Insurance Group Inc.	4,716	144,121
SeaBright Insurance Holdings Inc.(a)	5,421	54,915
Selective Insurance Group Inc.	15,346	195,968
StanCorp Financial Group Inc.	13,666	391,941
State Auto Financial Corp.	3,920	68,600
Stewart Information Services Corp.	4,820	68,685
Torchmark Corp.	23,795	881,367
Tower Group Inc.	11,323	280,584
Transatlantic Holdings Inc.	7,926	343,434
Travelers Companies Inc. (The)	164,994	6,771,354
United America Indemnity Ltd. Class A(a)	9,431	45,174
United Fire & Casualty Co.	6,652	114,082
Unitrin Inc.	11,019	132,448
Universal American Corp.(a)	12,242	106,750
Universal Insurance Holdings Inc.	5,011	25,155
Unum Group	93,363	1,480,737
Validus Holdings Ltd.	11,223	246,682
W.R. Berkley Corp.	38,740	831,748
Wesco Financial Corp.	340	98,940
White Mountains Insurance Group Ltd.	2,198	503,144
XL Capital Ltd. Class A	96,734	1,108,572
Zenith National Insurance Corp.	9,908	215,400

		77,065,284
INTERNET—2.45%
AboveNet Inc.(a)	1,683	136,289
ActivIdentity Corp.(a)	11,018	27,876
Akamai Technologies Inc.(a)	48,479	929,827
Amazon.com Inc.(a)	92,577	7,744,992
Ariba Inc.(a)	25,789	253,764
Art Technology Group Inc.(a)	34,012	129,246
AsiaInfo Holdings Inc.(a)	9,379	161,413
Avocent Corp.(a)	12,092	168,804
Blue Coat Systems Inc.(a)	10,848	179,426
Blue Nile Inc.(a)(b)	3,806	163,620
China Information Security Technology Inc.(a)	6,271	17,935
Chordiant Software Inc.(a)	8,951	32,492
Cogent Communications Group Inc.(a)(b)	13,317	108,534
comScore Inc.(a)	5,004	66,653
Constant Contact Inc.(a)(b)	6,745	133,821
CyberSource Corp.(a)	18,874	288,772
DealerTrack Holdings Inc.(a)	11,628	197,676
Dice Holdings Inc.(a)	4,400	20,460
Digital River Inc.(a)	10,883	395,271
Drugstore.com Inc.(a)	22,900	41,678
EarthLink Inc.(a)	32,275	239,158
eBay Inc.(a)	314,833	5,393,089
Entrust Inc.(a)	16,754	30,325
ePlus Inc.(a)	1,039	15,138
Equinix Inc.(a)(b)	10,635	773,590
eResearch Technology Inc.(a)	12,417	77,110
Expedia Inc.(a)	51,745	781,867
F5 Networks Inc.(a)	22,137	765,719
Global Sources Ltd.(a)	4,663	33,620
Google Inc. Class A(a)	67,481	28,449,315
GSI Commerce Inc.(a)	5,828	83,049
Health Grades Inc.(a)	6,453	25,231
HLTH Corp.(a)	28,591	374,542
i2 Technologies Inc.(a)(b)	4,117	51,668

IAC/InterActiveCorp.(a)	30,459	488,867
iBasis Inc.(a)	8,952	11,727
iMergent Inc.	2,208	15,456
InfoSpace Inc.(a)	8,541	56,627
Internap Network Services Corp.(a)	13,121	45,792
Internet Brands Inc. Class A(a)	7,067	49,469
Internet Capital Group Inc.(a)	10,285	69,218
iPass Inc.(a)	15,184	24,294
j2 Global Communications Inc.(a)	12,059	272,051
Keynote Systems Inc.(a)	4,158	31,767
Knot Inc. (The)(a)	7,307	57,579
Liberty Media Corp. - Liberty Interactive Group Series A(a)	166,037	831,845
Lionbridge Technologies Inc.(a)	15,373	28,286
Liquidity Services Inc.(a)	2,900	28,594
LoopNet Inc.(a)(b)	7,210	55,878
McAfee Inc.(a)	43,676	1,842,690
MercadoLibre Inc.(a)	7,067	189,961
ModusLink Global Solutions Inc.(a)	13,098	89,852
Move Inc.(a)	42,084	90,901
Netflix Inc.(a)(b)	11,793	487,523
NIC Inc.	14,049	95,112
NutriSystem Inc.	9,175	133,038
1-800-FLOWERS.COM Inc.(a)	6,359	12,209
Online Resources Corp.(a)	8,202	51,180
OpenTable Inc.(a)	845	25,494
Openwave Systems Inc.(a)	21,256	47,613
Orbitz Worldwide Inc.(a)	9,150	17,385
Overstock.com Inc.(a)(b)	4,303	51,464
PCTEL Inc.(a)	5,866	31,383
Perficient Inc.(a)	7,922	55,375
Priceline.com Inc.(a)	11,701	1,305,247
Rackspace Hosting Inc.(a)	18,371	254,622
RealNetworks Inc.(a)	27,059	80,906
RightNow Technologies Inc.(a)	7,236	85,385
S1 Corp.(a)	14,542	100,340
Safeguard Scientifics Inc.(a)	32,095	42,365
Sapient Corp.(a)	25,666	161,439
Shutterfly Inc.(a)	5,154	71,898
Sohu.com Inc.(a)(b)	8,537	536,380
SonicWALL Inc.(a)	17,297	94,788
Sourcefire Inc.(a)	5,392	66,807
Stamps.com Inc.(a)	3,227	27,365
SumTotal Systems Inc.(a)	7,844	37,730
Support.com Inc.(a)	12,629	27,531
Symantec Corp.(a)	231,379	3,600,257
TechTarget Inc.(a)	2,050	8,200
TeleCommunication Systems Inc.(a)	9,264	65,867
Terremark Worldwide Inc.(a)	13,057	75,469
TIBCO Software Inc.(a)	48,939	350,893
Travelzoo Inc.(a)	1,560	17,082
United Online Inc.	23,266	151,462
US Auto Parts Network Inc.(a)	2,775	10,462
ValueClick Inc.(a)	24,595	258,739
Vasco Data Security International Inc.(a)	7,031	51,397
VeriSign Inc.(a)	55,086	1,017,989
Vignette Corp.(a)	7,485	98,428
Vocus Inc.(a)	4,428	87,497
Web.com Group Inc.(a)	7,493	42,186
WebMD Health Corp. Class A(a)(b)	2,030	60,738
Websense Inc.(a)	13,438	239,734
Yahoo! Inc.(a)	334,733	5,241,919
Zix Corp.(a)	16,493	24,740

		67,876,462

INVESTMENT COMPANIES—0.06%
Allied Capital Corp.(b)	49,711	172,994
American Capital Ltd.(b)	64,963	208,531
Apollo Investment Corp.	38,946	233,676
Ares Capital Corp.	29,011	233,829
BlackRock Kelso Capital Corp.	2,810	17,506
Capital Southwest Corp.	873	63,162
Fifth Street Finance Corp.	5,446	54,678
Gladstone Capital Corp.(b)	6,520	49,096
Gladstone Investment Corp.	6,106	29,492
Harris & Harris Group Inc.(a)(b)	6,350	37,021
Hercules Technology Growth Capital Inc.	8,877	74,212
Kayne Anderson Energy Development Co.	2,784	36,916
Kohlberg Capital Corp.	3,891	24,591
Main Street Capital Corp.	1,914	26,203
MCG Capital Corp.(a)	21,642	52,590
Medallion Financial Corp.	4,097	31,342
MVC Capital Inc.	6,374	53,924
NGP Capital Resources Co.	6,932	40,691
PennantPark Investment Corp.	5,269	37,410
Prospect Capital Corp.	12,213	112,360
TICC Capital Corp.	6,446	28,427
Triangle Capital Corp.	2,342	25,575

		1,644,226
IRON & STEEL—0.36%
AK Steel Holding Corp.	32,111	616,210
Allegheny Technologies Inc.	27,624	964,906
Carpenter Technology Corp.	12,458	259,251
China Precision Steel Inc.(a)(b)	4,844	12,013
Cliffs Natural Resources Inc.	36,763	899,591
General Steel Holdings Inc.(a)	2,999	11,906
Gibraltar Industries Inc.	6,892	47,348
Nucor Corp.	88,775	3,944,273
Olympic Steel Inc.	2,248	55,009
Reliance Steel & Aluminum Co.	18,037	692,440
Schnitzer Steel Industries Inc. Class A	6,060	320,332
Steel Dynamics Inc.	51,041	751,834
Sutor Technology Group Ltd.(a)	2,088	6,828
United States Steel Corp.	40,211	1,437,141
Universal Stainless & Alloy Products Inc.(a)	1,851	30,116

		10,049,198
LEISURE TIME—0.22%
Ambassadors Group Inc.	4,442	61,166
Brunswick Corp.	24,738	106,868
Callaway Golf Co.	19,301	97,856
Carnival Corp.	122,839	3,165,561
Harley-Davidson Inc.	65,972	1,069,406
Interval Leisure Group Inc.(a)	10,183	94,906
Life Time Fitness Inc.(a)	11,111	222,331
Marine Products Corp.	3,135	11,756
Multimedia Games Inc.(a)	6,506	32,270
Polaris Industries Inc.(b)	9,675	310,761
Royal Caribbean Cruises Ltd.(b)	39,414	533,666
Town Sports International Holdings Inc.(a)(b)	4,263	15,986
Universal Travel Group(a)	2,412	26,990
WMS Industries Inc.(a)	12,076	380,515

		6,130,038
LODGING—0.23%
Ameristar Casinos Inc.	7,133	135,741
Boyd Gaming Corp.(a)(b)	15,338	130,373
Choice Hotels International Inc.(b)	8,333	221,741
Gaylord Entertainment Co.(a)	11,207	142,441

Las Vegas Sands Corp.(a)(b)	83,773	658,456
Marcus Corp.	5,452	57,355
Marriott International Inc. Class A	83,838	1,850,305
MGM MIRAGE(a)(b)	55,023	351,597
Monarch Casino & Resort Inc.(a)	3,164	23,097
Morgans Hotel Group Co.(a)(b)	8,603	32,949
Orient-Express Hotels Ltd. Class A(b)	21,625	183,596
Red Lion Hotels Corp.(a)	3,748	17,990
Starwood Hotels & Resorts Worldwide Inc.	52,935	1,175,157
Wyndham Worldwide Corp.	50,911	617,041
Wynn Resorts Ltd.(a)(b)	19,109	674,548

		6,272,387
MACHINERY—0.81%
AGCO Corp.(a)	25,583	743,698
Alamo Group Inc.	1,805	18,231
Albany International Corp. Class A	7,892	89,811
Altra Holdings Inc.(a)	7,251	54,310
Applied Industrial Technologies Inc.	11,419	224,954
Astec Industries Inc.(a)	5,046	149,816
Bolt Technology Corp.(a)	2,284	25,672
Briggs & Stratton Corp.	14,877	198,459
Bucyrus International Inc.	20,745	592,477
Cascade Corp.	2,685	42,235
Caterpillar Inc.	169,592	5,603,320
Cognex Corp.	11,640	164,473
Columbus McKinnon Corp.(a)	5,050	63,883
Cummins Inc.	57,073	2,009,540
Deere & Co.	119,122	4,758,924
DXP Enterprises Inc.(a)	1,998	22,917
Flow International Corp.(a)	10,024	23,556
Flowserve Corp.	15,792	1,102,440
Gardner Denver Inc.(a)	14,414	362,800
Gorman-Rupp Co. (The)	3,914	78,945
Graco Inc.	17,607	387,706
Hurco Companies Inc.(a)	1,353	21,147
IDEX Corp.	22,887	562,334
Intermec Inc.(a)	16,716	215,636
Intevac Inc.(a)	5,455	47,513
iRobot Corp.(a)	6,069	78,776
Joy Global Inc.	28,673	1,024,200
Kadant Inc.(a)	3,826	43,196
Lindsay Corp.(b)	3,379	111,845
Manitowoc Co. Inc. (The)	35,858	188,613
Middleby Corp. (The)(a)	5,040	221,357
NACCO Industries Inc.	1,773	50,921
Nordson Corp.	9,236	357,064
Robbins & Myers Inc.	7,390	142,258
Rockwell Automation Inc.	41,072	1,319,233
Sauer-Danfoss Inc.	2,968	18,194
Tecumseh Products Co. Class A(a)	4,116	39,966
Tennant Co.	4,846	89,118
Terex Corp.(a)	29,339	354,122
Twin Disc Inc.	2,322	15,813
Wabtec Corp.	13,350	429,470
Zebra Technologies Corp. Class A(a)	17,173	406,313

		22,455,256
MACHINERY - DIVERSIFIED—0.01%
Chart Industries Inc.(a)	7,920	143,986

		143,986
MANUFACTURING—3.08%
A.O. Smith Corp.	6,147	200,208

Actuant Corp. Class A	15,150	184,830
Acuity Brands Inc.	11,135	312,337
American Railcar Industries Inc.	2,368	19,560
Ameron International Corp.	2,607	174,773
AptarGroup Inc.	18,806	635,079
AZZ Inc.(a)	3,097	106,568
Barnes Group Inc.	14,012	166,603
Blount International Inc.(a)	10,174	87,598
Brink’s Co. (The)	12,662	367,578
Carlisle Companies Inc.	17,745	426,590
Ceradyne Inc.(a)	7,360	129,978
China Fire & Security Group Inc.(a)	3,928	47,804
CLARCOR Inc.	14,143	412,834
Colfax Corp.(a)	6,004	46,351
Cooper Industries Ltd. Class A	46,917	1,456,773
Crane Co.	15,003	334,717
Danaher Corp.	72,769	4,492,758
Donaldson Co. Inc.	22,073	764,609
Dover Corp.	53,264	1,762,506
Eastman Kodak Co.	75,493	223,459
Eaton Corp.	46,478	2,073,384
EnPro Industries Inc.(a)	6,052	108,997
ESCO Technologies Inc.(a)	7,092	317,722
Federal Signal Corp.	13,129	100,437
Flanders Corp.(a)	4,339	26,511
FreightCar America Inc.	3,210	53,960
General Electric Co.	2,984,093	34,973,570
GenTek Inc.(a)	2,233	49,863
GP Strategies Corp.(a)	4,017	23,660
Griffon Corp.(a)	15,318	127,446
Harsco Corp.	23,583	667,399
Hexcel Corp.(a)	26,385	251,449
Honeywell International Inc.	209,777	6,586,998
Illinois Tool Works Inc.	126,510	4,723,883
ITT Corp.	51,453	2,289,659
Koppers Holdings Inc.	6,159	162,413
Lancaster Colony Corp.	6,020	265,301
Leggett & Platt Inc.	43,643	664,683
LSB Industries Inc.(a)	4,401	71,164
Matthews International Corp. Class A	8,562	266,449
Myers Industries Inc.	7,380	61,402
Pall Corp.	33,142	880,252
Parker Hannifin Corp.	45,237	1,943,382
Pentair Inc.	27,874	714,132
PMFG Inc.(a)	3,452	30,412
Polypore International Inc.(a)	6,529	72,602
Portec Rail Products Inc.	2,525	24,871
Raven Industries Inc.	4,217	107,955
Roper Industries Inc.	25,178	1,140,815
Smith & Wesson Holding Corp.(a)	13,112	74,476
SPX Corp.	14,066	688,812
Standex International Corp.	3,244	37,630
Sturm, Ruger & Co. Inc.	4,969	61,814
Teleflex Inc.	11,289	506,086
Textron Inc.	81,046	782,904
3M Co.	195,700	11,761,570
Tredegar Corp.	8,130	108,292
Trinity Industries Inc.	22,719	309,433

		85,465,301
MEDIA—2.34%
Acacia Research Corp. - Acacia Technologies Group(a)	8,383	65,974
Belo Corp. Class A	23,467	42,006
Cablevision Systems Corp. Class A	65,867	1,278,478

CBS Corp. Class B	170,560	1,180,275
Central European Media Enterprises Ltd. Class A(a)(b)	10,021	197,313
CKX Inc.(a)	17,371	123,160
Comcast Corp. Class A	809,869	11,735,002
Courier Corp.	2,862	43,674
Crown Media Holdings Inc. Class A(a)(b)	4,242	7,084
CTC Media Inc.(a)	9,564	113,046
DG FastChannel Inc.(a)	5,870	107,421
DIRECTV Group Inc. (The)(a)	129,539	3,200,909
Discovery Communications Inc. Class C(a)	78,604	1,613,740
Dish Network Corp. Class A(a)	56,929	922,819
Dolan Media Co.(a)	8,789	112,411
E.W. Scripps Co. (The) Class A	8,071	16,868
Fisher Communications Inc.	1,776	22,715
Gannett Co. Inc.	63,050	225,089
John Wiley & Sons Inc. Class A	11,864	394,478
Journal Communications Inc. Class A	12,479	13,103
Liberty Global Inc. Series A(a)	77,218	1,226,994
Liberty Media Corp. - Liberty Capital Group Series A(a)	22,622	306,754
Liberty Media Corp. - Liberty Entertainment Group Series A(a)	145,479	3,891,563
Lin TV Corp. Class A(a)	7,240	12,163
LodgeNet Interactive Corp.(a)	7,240	24,616
Martha Stewart Living Omnimedia Inc. Class A(a)	7,107	21,747
McGraw-Hill Companies Inc. (The)	88,637	2,668,860
Mediacom Communications Corp. Class A(a)	10,413	53,210
Meredith Corp.(b)	10,985	280,667
New York Times Co. (The) Class A(b)	29,297	161,426
News Corp. Class A	641,661	5,845,532
Outdoor Channel Holdings Inc.(a)	4,341	25,612
Playboy Enterprises Inc. Class B(a)	5,954	14,945
PRIMEDIA Inc.	11,602	23,320
Scholastic Corp.	6,977	138,075
Scripps Networks Interactive Inc. Class A	24,899	692,939
Sinclair Broadcast Group Inc. Class A	13,170	25,550
Time Warner Cable Inc.	98,918	3,132,733
Time Warner Inc.	337,016	8,489,433
Value Line Inc.	255	8,382
Viacom Inc. Class B(a)	152,967	3,472,351
Walt Disney Co. (The)	523,290	12,208,356
Washington Post Co. (The) Class B	1,720	605,750
World Wrestling Entertainment Inc.	6,051	76,001

		64,822,544
METAL FABRICATE & HARDWARE—0.22%
A.M. Castle & Co.	5,077	61,330
Ampco-Pittsburgh Corp.	2,711	63,573
CIRCOR International Inc.	4,984	117,672
Commercial Metals Co.	31,645	507,269
Dynamic Materials Corp.	3,181	61,330
Eastern Co. (The)	1,533	25,295
Hawk Corp. Class A(a)	1,897	26,273
Haynes International Inc.(a)	3,096	73,375
Kaydon Corp.	9,549	310,915
L.B. Foster Co. Class A(a)	2,892	86,962
Ladish Co. Inc.(a)	5,055	65,563
Lawson Products Inc.	1,089	15,475
Mueller Industries Inc.	11,136	231,629
Mueller Water Products Inc. Class A	31,031	116,056
North American Galvanizing & Coatings Inc.(a)	4,229	25,628
Northwest Pipe Co.(a)	2,663	92,566
Omega Flex Inc.(b)	906	13,735
Precision Castparts Corp.	39,581	2,890,600
RBC Bearings Inc.(a)	5,801	118,630
Sun Hydraulics Corp.(b)	3,001	48,526

Timken Co. (The)	27,024	461,570
TriMas Corp.(a)	3,804	12,819
Valmont Industries Inc.	5,880	423,830
Worthington Industries Inc.	18,877	241,437

		6,092,058
MINING—0.70%
Alcoa Inc.	274,089	2,831,339
Allied Nevada Gold Corp.(a)(b)	12,381	99,791
AMCOL International Corp.	7,456	160,900
Brush Engineered Materials Inc.(a)	5,327	89,227
Century Aluminum Co.(a)(b)	13,810	86,036
Coeur d’Alene Mines Corp.(a)	19,639	241,560
Compass Minerals International Inc.	8,998	494,080
Freeport-McMoRan Copper & Gold Inc.	116,023	5,813,913
General Moly Inc.(a)(b)	16,803	37,303
Hecla Mining Co.(a)(b)	62,123	166,490
Horsehead Holding Corp.(a)	9,514	70,879
Kaiser Aluminum Corp.	4,805	172,548
Newmont Mining Corp.	135,025	5,518,472
Paramount Gold and Silver Corp.(a)	16,715	25,407
Royal Gold Inc.	9,884	412,163
RTI International Metals Inc.(a)	6,272	110,826
Southern Copper Corp.	49,589	1,013,599
Stillwater Mining Co.(a)	11,180	63,838
Titanium Metals Corp.	24,620	226,258
United States Lime & Minerals Inc.(a)	352	14,932
Uranerz Energy Corp.(a)	16,276	30,599
Uranium Energy Corp.(a)	11,502	33,356
US Gold Corp.(a)	20,533	54,207
USEC Inc.(a)(b)	33,298	177,145
Vulcan Materials Co.	31,063	1,338,815

		19,283,683
MISCELLANEOUS - MANUFACTURING—0.00%
John Bean Technologies Corp.	7,503	93,938

		93,938
OFFICE & BUSINESS EQUIPMENT—0.10%
Pitney Bowes Inc.	58,721	1,287,752
Xerox Corp.	243,724	1,579,332

		2,867,084
OFFICE FURNISHINGS—0.03%
Herman Miller Inc.	15,544	238,445
HNI Corp.	12,047	217,569
Interface Inc. Class A	14,514	89,987
Knoll Inc.	13,265	100,549
Steelcase Inc. Class A	17,191	100,052

		746,602
OIL & GAS—9.12%
Alon USA Energy Inc.	3,345	34,621
Anadarko Petroleum Corp.	140,654	6,384,285
Apache Corp.	94,403	6,811,176
Apco Argentina Inc.	2,320	44,614
Approach Resources Inc.(a)	2,252	15,539
Arena Resources Inc.(a)	10,510	334,744
Atlas America Inc.	9,408	168,121
ATP Oil & Gas Corp.(a)	7,961	55,409
Atwood Oceanics Inc.(a)	15,540	387,101
Berry Petroleum Co. Class A	11,623	216,072
Bill Barrett Corp.(a)	11,018	302,554
BPZ Resources Inc.(a)(b)	18,758	91,727

Brigham Exploration Co.(a)	22,466	78,406
Bronco Drilling Co. Inc.(a)	7,004	29,977
Cabot Oil & Gas Corp.	29,550	905,412
Carrizo Oil & Gas Inc.(a)(b)	7,526	129,071
Cheniere Energy Inc.(a)	17,368	51,062
Chesapeake Energy Corp.	176,241	3,494,859
Chevron Corp.	564,981	37,429,991
Cimarex Energy Co.	23,765	673,500
Clayton Williams Energy Inc.(a)	1,672	31,551
CNX Gas Corp.(a)	8,225	216,071
Comstock Resources Inc.(a)	12,826	423,899
Concho Resources Inc.(a)	21,301	611,126
ConocoPhillips	417,549	17,562,111
Contango Oil & Gas Co.(a)	3,637	154,536
Continental Resources Inc.(a)	8,357	231,907
CREDO Petroleum Corp.(a)	2,483	26,518
Crosstex Energy Inc.	11,322	47,100
Cubic Energy Inc.(a)	7,620	8,230
CVR Energy Inc.(a)	5,327	39,047
Delek US Holdings Inc.	3,117	26,432
Delta Petroleum Corp.(a)	47,444	91,567
Denbury Resources Inc.(a)	69,633	1,025,694
Devon Energy Corp.	125,713	6,851,359
Diamond Offshore Drilling Inc.	19,527	1,621,717
Encore Acquisition Co.(a)	15,339	473,208
Endeavour International Corp.(a)	31,181	42,406
ENSCO International Inc.	40,609	1,416,036
EOG Resources Inc.	70,472	4,786,458
EQT Corp.	36,797	1,284,583
EXCO Resources Inc.(a)	39,201	506,477
Exxon Mobil Corp.	1,375,257	96,144,217
Forest Oil Corp.(a)	31,422	468,816
Frontier Oil Corp.	28,724	376,572
FX Energy Inc.(a)	13,349	50,593
GeoResources Inc.(a)	1,377	14,045
GMX Resources Inc.(a)	6,450	68,628
Goodrich Petroleum Corp.(a)(b)	6,229	153,171
Gran Tierra Energy Inc.(a)	59,882	206,593
Gulfport Energy Corp.(a)	6,108	41,840
Harvest Natural Resources Inc.(a)	10,077	44,440
Helmerich & Payne Inc.	29,931	923,970
Hess Corp.	81,764	4,394,815
Holly Corp.	12,429	223,473
Isramco Inc.(a)	260	27,698
Marathon Oil Corp.	199,720	6,017,564
Mariner Energy Inc.(a)	26,010	305,618
McMoRan Exploration Co.(a)	16,649	99,228
Murphy Oil Corp.	53,761	2,920,298
Nabors Industries Ltd.(a)	79,256	1,234,808
Newfield Exploration Co.(a)	37,296	1,218,460
Noble Energy Inc.	48,950	2,886,582
Northern Oil and Gas Inc.(a)	5,326	33,927
Occidental Petroleum Corp.	228,446	15,034,031
Oilsands Quest Inc.(a)(b)	51,336	49,283
Panhandle Oil and Gas Inc.	2,027	39,790
Parallel Petroleum Corp.(a)	11,138	21,608
Parker Drilling Co.(a)	29,741	129,076
Patterson-UTI Energy Inc.	44,424	571,293
Penn Virginia Corp.	12,808	209,667
PetroCorp Inc. Escrow(c)	1,248	0
Petrohawk Energy Corp.(a)	77,548	1,729,320
Petroleum Development Corp.(a)	4,006	62,854
PetroQuest Energy Inc.(a)	12,617	46,557
Pioneer Drilling Co.(a)	13,255	63,491

Pioneer Natural Resources Co.	33,404	851,802
Plains Exploration & Production Co.(a)	33,831	925,616
Pride International Inc.(a)	48,739	1,221,399
PrimeEnergy Corp.(a)	182	6,517
Quicksilver Resources Inc.(a)(b)	31,996	297,243
Range Resources Corp.	44,278	1,833,552
Rex Energy Corp.(a)	4,032	22,982
Rosetta Resources Inc.(a)	15,241	133,359
Rowan Companies Inc.	31,421	607,054
SandRidge Energy Inc.(a)	35,324	300,960
Southwestern Energy Co.(a)	96,732	3,758,038
St. Mary Land & Exploration Co.	17,232	359,632
Stone Energy Corp.(a)	9,007	66,832
SulphCo Inc.(a)(b)	12,040	11,077
Sunoco Inc.	32,851	762,143
Swift Energy Co.(a)	8,275	137,779
Tesoro Corp.	38,053	484,415
Toreador Resources Corp.	4,048	27,122
Unit Corp.(a)	11,509	317,303
VAALCO Energy Inc.(a)	15,642	66,166
Valero Energy Corp.	145,540	2,458,171
Vantage Drilling Co.(a)	8,418	14,732
Venoco Inc.(a)	5,473	41,978
W&T Offshore Inc.	8,093	78,826
Warren Resources Inc.(a)	15,543	38,080
Western Refining Inc.(a)	9,573	67,585
Whiting Petroleum Corp.(a)	14,287	502,331
XTO Energy Inc.	163,256	6,226,584
Zion Oil & Gas Inc.(a)	3,394	36,044

		252,583,922
OIL & GAS SERVICES—1.54%
Allis-Chalmers Energy Inc.(a)	18,584	42,929
Baker Hughes Inc.	86,899	3,166,600
Basic Energy Services Inc.(a)	11,246	76,810
BJ Services Co.	81,952	1,117,006
Boots & Coots Inc.(a)	18,687	25,975
Cal Dive International Inc.(a)	11,384	98,244
Cameron International Corp.(a)	61,369	1,736,743
CARBO Ceramics Inc.	5,252	179,618
Complete Production Services Inc.(a)	17,679	112,438
Dawson Geophysical Co.(a)	2,037	60,804
Dresser-Rand Group Inc.(a)	24,047	627,627
Dril-Quip Inc.(a)	8,435	321,374
Exterran Holdings Inc.(a)	18,199	291,912
FMC Technologies Inc.(a)	34,830	1,308,911
Geokinetics Inc.(a)	1,888	25,771
Global Industries Ltd.(a)(b)	31,786	179,909
Gulf Island Fabrication Inc.	3,772	59,711
Halliburton Co.	252,614	5,229,110
Helix Energy Solutions Group Inc.(a)	27,421	298,066
Hercules Offshore Inc.(a)	24,531	97,388
Hornbeck Offshore Services Inc.(a)	6,132	131,163
ION Geophysical Corp.(a)	25,465	65,445
Key Energy Services Inc.(a)	34,636	199,503
Lufkin Industries Inc.	4,070	171,144
Matrix Service Co.(a)	7,182	82,449
NATCO Group Inc. Class A(a)	5,951	195,907
National Oilwell Varco Inc.(a)	117,711	3,844,441
Natural Gas Services Group Inc.(a)	3,260	43,358
Newpark Resources Inc.(a)	23,847	67,964
Oceaneering International Inc.(a)	15,334	693,097
Oil States International Inc.(a)	14,410	348,866
RPC Inc.	8,473	70,750

Schlumberger Ltd.	337,101	18,240,535
SEACOR Holdings Inc.(a)	5,882	442,562
Smith International Inc.	61,629	1,586,947
Superior Energy Services Inc.(a)	22,560	389,611
Superior Well Services Inc.(a)	5,461	32,493
T-3 Energy Services Inc.(a)	3,336	39,732
Tetra Technologies Inc.(a)	20,348	161,970
TGC Industries Inc.(a)	3,723	18,131
Tidewater Inc.	14,523	622,601
Union Drilling Inc.(a)	3,798	25,143
Willbros Group Inc.(a)	10,983	137,397

		42,668,155
PACKAGING & CONTAINERS—0.29%
AEP Industries Inc.(a)	1,827	48,215
Astronics Corp.(a)	2,468	25,643
Ball Corp.	26,487	1,196,153
Bemis Co. Inc.	28,236	711,547
BWAY Holding Co.(a)	2,059	36,094
Crown Holdings Inc.(a)	45,025	1,086,904
Graphic Packaging Holding Co.(a)	42,992	78,675
Greif Inc. Class A	9,636	426,104
Owens-Illinois Inc.(a)	46,979	1,315,882
Packaging Corp. of America	28,648	464,098
Pactiv Corp.(a)	37,039	803,746
Sealed Air Corp.	44,813	826,800
Silgan Holdings Inc.	7,228	354,389
Sonoco Products Co.	28,220	675,869

		8,050,119
PHARMACEUTICALS—6.17%
Abbott Laboratories	435,465	20,484,274
Accelrys Inc.(a)	7,327	43,303
Acura Pharmaceuticals Inc.(a)(b)	2,193	13,114
Adolor Corp.(a)	12,581	22,143
Akorn Inc.(a)	14,578	17,494
Alkermes Inc.(a)	27,765	300,417
Allergan Inc.	85,808	4,082,745
Allos Therapeutics Inc.(a)	15,451	128,089
Alnylam Pharmaceuticals Inc.(a)	10,466	233,078
AmerisourceBergen Corp.	85,264	1,512,583
Amicus Therapeutics Inc.(a)	3,958	45,319
Amylin Pharmaceuticals Inc.(a)	40,208	542,808
Ardea Biosciences Inc.(a)(b)	4,725	74,372
Array BioPharma Inc.(a)	12,460	39,124
Auxilium Pharmaceuticals Inc.(a)	12,180	382,208
AVANIR Pharmaceuticals Inc. Class A(a)	14,960	33,211
AVI BioPharma Inc.(a)	18,860	29,799
Biodel Inc.(a)(b)	3,890	20,072
BioDelivery Sciences International Inc.(a)	3,831	25,553
BioMarin Pharmaceutical Inc.(a)	27,123	423,390
BioScrip Inc.(a)	10,918	64,635
BioSpecifics Technologies Corp.(a)	1,190	28,358
Bristol-Myers Squibb Co.	558,353	11,340,149
Cadence Pharmaceuticals Inc.(a)	7,889	78,811
Caraco Pharmaceutical Laboratories Ltd.(a)	2,786	8,553
Cardinal Health Inc.	101,332	3,095,693
Catalyst Health Solutions Inc.(a)	10,399	259,351
Cephalon Inc.(a)(b)	20,716	1,173,561
Chelsea Therapeutics International Ltd.(a)	5,688	23,946
China Sky One Medical Inc.(a)(b)	2,048	27,607
Clarient Inc.(a)	7,594	28,250
Cornerstone Therapeutics Inc.(a)	2,340	25,693
Cubist Pharmaceuticals Inc.(a)	15,489	283,913

Cypress Bioscience Inc.(a)	10,122	95,349
Dendreon Corp.(a)(b)	32,365	804,270
Depomed Inc.(a)	13,267	43,118
Discovery Laboratories Inc.(a)	27,074	27,886
DURECT Corp.(a)	20,713	49,297
Dyax Corp.(a)	15,345	32,838
Eli Lilly and Co.	285,489	9,889,339
Emergent BioSolutions Inc.(a)	4,358	62,450
Endo Pharmaceuticals Holdings Inc.(a)	33,938	608,169
Express Scripts Inc.(a)	69,779	4,797,306
Forest Laboratories Inc.(a)	86,303	2,167,068
Gilead Sciences Inc.(a)	255,452	11,965,372
Hemispherx Biopharma Inc.(a)	29,268	74,341
Herbalife Ltd.	17,805	561,570
Hi-Tech Pharmacal Co. Inc.(a)	2,979	26,513
Hospira Inc.(a)	45,160	1,739,563
Idenix Pharmaceuticals Inc.(a)	6,491	23,887
I-Flow Corp.(a)	5,367	37,247
Impax Laboratories Inc.(a)	16,479	121,285
Infinity Pharmaceuticals Inc.(a)	4,589	26,800
Insmed Inc.(a)	31,022	31,022
Inspire Pharmaceuticals Inc.(a)	11,536	64,140
Isis Pharmaceuticals Inc.(a)	26,394	435,501
ISTA Pharmaceuticals Inc.(a)	8,271	34,738
Javelin Pharmaceuticals Inc.(a)	11,313	13,915
King Pharmaceuticals Inc.(a)	69,241	666,791
K-V Pharmaceutical Co. Class A(a)(b)	9,366	30,065
Lannett Co. Inc.(a)	2,846	19,495
Ligand Pharmaceuticals Inc. Class B(a)	31,601	90,379
Mannatech Inc.(b)	4,149	13,692
MannKind Corp.(a)(b)	14,127	117,395
MAP Pharmaceuticals Inc.(a)	1,753	21,422
Matrixx Initiatives Inc.(a)	2,664	14,892
Mead Johnson Nutrition Co. Class A(a)	9,842	312,680
Medarex Inc.(a)	34,749	290,154
Medco Health Solutions Inc.(a)	135,948	6,200,588
Medicines Co. (The)(a)	15,084	126,555
Medicis Pharmaceutical Corp. Class A	16,825	274,584
Medivation Inc.(a)(b)	7,437	166,663
Merck & Co. Inc.	594,207	16,614,028
MiddleBrook Pharmaceuticals Inc.(a)(b)	9,988	13,484
Mylan Inc.(a)(b)	86,597	1,130,091
Myriad Pharmaceuticals Inc.	6,674	31,034
Nabi Biopharmaceuticals(a)	16,233	39,284
NBTY Inc.(a)	15,244	428,661
Neogen Corp.(a)	4,009	116,181
Neurocrine Biosciences Inc.(a)	10,160	32,817
NeurogesX Inc.(a)	2,911	16,418
Noven Pharmaceuticals Inc.(a)	6,483	92,707
NPS Pharmaceuticals Inc.(a)	13,104	61,065
Nutraceutical International Corp.(a)	2,609	27,108
Obagi Medical Products Inc.(a)	5,037	36,720
Omega Protein Corp.(a)	5,081	20,629
Omnicare Inc.	33,202	855,284
Onyx Pharmaceuticals Inc.(a)	15,629	441,676
Opko Health Inc.(a)(b)	13,259	23,468
OSI Pharmaceuticals Inc.(a)	16,451	464,412
Osiris Therapeutics Inc.(a)(b)	3,997	53,680
Pain Therapeutics Inc.(a)	9,484	50,929
Par Pharmaceutical Companies Inc.(a)	9,474	143,531
Perrigo Co.	21,884	607,938
PetMed Express Inc.(a)	6,069	91,217
Pfizer Inc.	1,904,105	28,561,575
Pharmasset Inc.(a)	6,806	76,568

PharMerica Corp.(a)	8,597	168,759
Poniard Pharmaceuticals Inc.(a)	5,573	33,271
POZEN Inc.(a)	6,901	53,000
Progenics Pharmaceuticals Inc.(a)	6,999	36,045
Questcor Pharmaceuticals Inc.(a)	14,739	73,695
Repros Therapeutics Inc.(a)	3,790	27,250
Rigel Pharmaceuticals Inc.(a)	9,531	115,516
Salix Pharmaceuticals Ltd.(a)	12,490	123,276
Santarus Inc.(a)	12,963	36,556
Schering-Plough Corp.	459,779	11,549,648
Schiff Nutrition International Inc.(a)	2,424	12,338
SciClone Pharmaceuticals Inc.(a)	10,736	27,484
Sepracor Inc.(a)	30,645	530,771
SIGA Technologies Inc.(a)	6,676	56,345
Spectrum Pharmaceuticals Inc.(a)	8,470	64,796
Star Scientific Inc.(a)(b)	24,445	21,756
Sucampo Pharmaceuticals Inc.(a)	1,111	6,855
Synta Pharmaceuticals Corp.(a)	4,853	11,210
Synutra International Inc.(a)(b)	3,102	34,122
Theravance Inc.(a)	14,292	209,235
United Therapeutics Corp.(a)	6,569	547,395
USANA Health Sciences Inc.(a)(b)	2,190	65,109
Valeant Pharmaceuticals International(a)(b)	19,005	488,809
Vanda Pharmaceuticals Inc.(a)	7,127	83,885
VCA Antech Inc.(a)	23,759	634,365
ViroPharma Inc.(a)	21,997	130,442
VIVUS Inc.(a)	19,336	117,563
Warner Chilcott Ltd. Class A(a)	24,993	328,658
Watson Pharmaceuticals Inc.(a)	29,839	1,005,276
Wyeth	375,486	17,043,310
XenoPort Inc.(a)	7,881	182,603
Zymogenetics Inc.(a)	10,331	47,523

		170,867,326
PIPELINES—0.38%
El Paso Corp.	196,861	1,817,027
National Fuel Gas Co.	19,947	719,688
ONEOK Inc.	29,881	881,191
Questar Corp.	48,553	1,508,056
Spectra Energy Corp.	181,502	3,071,014
Williams Companies Inc. (The)	164,753	2,571,794

		10,568,770
REAL ESTATE—0.08%
American Realty Investors Inc.(a)	727	7,415
Avatar Holdings Inc.(a)	1,751	31,816
CB Richard Ellis Group Inc. Class A(a)	60,160	563,098
Consolidated-Tomoka Land Co.	1,751	61,425
Forest City Enterprises Inc. Class A	30,264	199,742
Forestar Group Inc.(a)	9,456	112,337
Hilltop Holdings Inc.(a)	12,541	148,862
Jones Lang LaSalle Inc.	9,660	316,172
Resource Capital Corp.	5,950	19,040
St. Joe Co. (The)(a)	26,524	702,621
Transcontinental Realty Investors Inc.(a)	388	4,683
United Capital Corp.(a)	352	6,449

		2,173,660
REAL ESTATE INVESTMENT TRUSTS—1.68%
Acadia Realty Trust	11,804	154,042
Agree Realty Corp.	2,061	37,778
Alexander’s Inc.	561	151,246
Alexandria Real Estate Equities Inc.	11,073	396,303
AMB Property Corp.	41,189	774,765

American Campus Communities Inc.	14,716	326,401
American Capital Agency Corp.	2,846	65,373
Annaly Capital Management Inc.	153,215	2,319,675
Anthracite Capital Inc.(b)	17,361	10,764
Anworth Mortgage Asset Corp.	28,793	207,598
Apartment Investment and Management Co. Class A	33,066	292,634
Ashford Hospitality Trust Inc.	23,188	65,158
Associated Estates Realty Corp.	2,911	17,350
AvalonBay Communities Inc.	22,435	1,255,014
BioMed Realty Trust Inc.	27,589	282,235
Boston Properties Inc.	32,695	1,559,552
Brandywine Realty Trust	35,586	265,116
BRE Properties Inc. Class A	14,245	338,461
Camden Property Trust	18,702	516,175
CapitalSource Inc.	64,940	316,907
CapLease Inc.	11,501	31,743
Capstead Mortgage Corp.	18,988	241,337
Care Investment Trust Inc.	3,785	19,682
CBL & Associates Properties Inc.(b)	19,996	107,778
Cedar Shopping Centers Inc.	11,630	52,568
Chimera Investment Corp.	187,562	654,591
Cogdell Spencer Inc.	8,580	36,808
Colonial Properties Trust	12,362	91,479
Corporate Office Properties Trust	16,016	469,749
Cousins Properties Inc.(b)	7,605	64,643
DCT Industrial Trust Inc.	50,386	205,575
Developers Diversified Realty Corp.	40,293	196,630
DiamondRock Hospitality Co.	30,392	190,254
Digital Realty Trust Inc.	21,344	765,182
Douglas Emmett Inc.	28,553	256,691
Duke Realty Corp.	63,034	552,808
DuPont Fabros Technology Inc.	6,967	65,629
Dynex Capital Inc.	2,947	24,165
EastGroup Properties Inc.	7,134	235,565
Education Realty Trust Inc.	7,373	31,630
Entertainment Properties Trust	9,763	201,118
Equity Lifestyle Properties Inc.	5,873	218,358
Equity One Inc.(b)	11,056	146,603
Equity Residential	76,969	1,711,021
Essex Property Trust Inc.	7,536	468,965
Extra Space Storage Inc.	24,630	205,661
Federal Realty Investment Trust	16,395	844,670
FelCor Lodging Trust Inc.	16,560	40,738
First Industrial Realty Trust Inc.(b)	12,407	53,970
First Potomac Realty Trust	8,782	85,625
Franklin Street Properties Corp.	17,070	226,178
Getty Realty Corp.	4,837	91,274
Gladstone Commercial Corp.	2,103	27,255
Glimcher Realty Trust	9,018	26,152
Gramercy Capital Corp.(a)	10,987	17,689
Hatteras Financial Corp.	10,033	286,843
HCP Inc.	77,652	1,645,446
Health Care REIT Inc.	31,318	1,067,944
Healthcare Realty Trust Inc.	16,349	275,154
Hersha Hospitality Trust	14,796	36,694
Highwoods Properties Inc.	19,753	441,875
Home Properties Inc.	8,948	305,127
Hospitality Properties Trust	25,511	303,326
Host Hotels & Resorts Inc.	169,640	1,423,280
HRPT Properties Trust	65,157	264,537
Inland Real Estate Corp.	20,726	145,082
Investors Real Estate Trust	15,180	134,950
iStar Financial Inc.(b)	30,242	85,887
Kilroy Realty Corp.	10,199	209,487

Kimco Realty Corp.	105,603	1,061,310
Kite Realty Group Trust	12,547	36,637
LaSalle Hotel Properties	15,034	185,520
Lexington Realty Trust	25,941	88,199
Liberty Property Trust	29,708	684,472
LTC Properties Inc.	6,260	128,017
Macerich Co. (The)(b)	22,543	396,982
Mack-Cali Realty Corp.	21,939	500,209
Medical Properties Trust Inc.	23,786	144,381
MFA Financial Inc.	62,874	435,088
Mid-America Apartment Communities Inc.	7,763	284,980
Mission West Properties Inc.	5,202	35,530
Monmouth Real Estate Investment Corp. Class A	5,359	31,404
National Health Investors Inc.	7,143	190,790
National Retail Properties Inc.	22,931	397,853
Nationwide Health Properties Inc.	28,591	735,932
NorthStar Realty Finance Corp.(b)	17,180	48,619
Omega Healthcare Investors Inc.	23,463	364,146
Parkway Properties Inc.	5,999	77,987
Pennsylvania Real Estate Investment Trust(b)	11,245	56,225
Post Properties Inc.	12,094	162,543
ProLogis	124,668	1,004,824
PS Business Parks Inc.	4,200	203,448
Public Storage	37,808	2,475,668
RAIT Financial Trust(b)	16,734	22,926
Ramco-Gershenson Properties Trust	5,002	50,070
Realty Income Corp.(b)	29,202	640,108
Redwood Trust Inc.	21,529	317,768
Regency Centers Corp.	22,545	787,046
Saul Centers Inc.	2,920	86,344
Senior Housing Properties Trust	33,931	553,754
Simon Property Group Inc.	66,940	3,442,724
SL Green Realty Corp.(b)	21,442	491,879
Sovran Self Storage Inc.	5,952	146,419
Strategic Hotels & Resorts Inc.	19,716	21,885
Sun Communities Inc.	4,218	58,124
Sunstone Hotel Investors Inc.	21,340	114,169
Tanger Factory Outlet Centers Inc.	10,226	331,629
Taubman Centers Inc.	14,474	388,772
UDR Inc.	41,742	431,195
UMH Properties Inc.	3,157	25,161
Universal Health Realty Income Trust	3,123	98,437
Urstadt Biddle Properties Inc. Class A	4,814	67,781
U-Store-It Trust	15,145	74,211
Ventas Inc.	43,949	1,312,317
Vornado Realty Trust	42,974	1,935,119
Walter Investment Management Corp.(a)	5,417	71,938
Washington Real Estate Investment Trust	16,433	367,606
Weingarten Realty Investors	29,730	431,382
Winthrop Realty Trust	2,656	23,718

		46,661,209
RETAIL—6.23%
Abercrombie & Fitch Co. Class A	25,011	635,029
Advance Auto Parts Inc.	26,992	1,119,898
Aeropostale Inc.(a)	19,218	658,601
AFC Enterprises Inc.(a)	7,931	53,534
Allion Healthcare Inc.(a)	4,796	28,536
American Eagle Outfitters Inc.	48,120	681,860
America’s Car-Mart Inc.(a)	2,855	58,528
AnnTaylor Stores Corp.(a)	15,655	124,927
Asbury Automotive Group Inc.	10,142	103,854
AutoNation Inc.(a)(b)	20,514	355,918
AutoZone Inc.(a)(b)	9,042	1,366,337

Barnes & Noble Inc.	10,053	207,393
Bebe Stores Inc.	10,138	69,749
Bed Bath & Beyond Inc.(a)	73,381	2,256,466
Best Buy Co. Inc.	94,938	3,179,474
Big 5 Sporting Goods Corp.	6,078	67,223
Big Lots Inc.(a)	22,470	472,544
BJ’s Restaurants Inc.(a)	5,986	100,984
BJ’s Wholesale Club Inc.(a)	15,681	505,399
Bob Evans Farms Inc.	8,425	242,135
Books-A-Million Inc.	1,978	14,064
Borders Group Inc.(a)	15,540	57,187
Brinker International Inc.	28,482	485,048
Brown Shoe Co. Inc.	11,596	83,955
Buckle Inc. (The)	7,390	234,780
Buffalo Wild Wings Inc.(a)(b)	4,767	155,023
Build-A-Bear Workshop Inc.(a)	4,156	18,577
Burger King Holdings Inc.	29,697	512,867
Cabela’s Inc.(a)(b)	10,328	127,034
California Pizza Kitchen Inc.(a)	5,282	70,198
Caribou Coffee Co. Inc.(a)	1,926	12,365
CarMax Inc.(a)	61,474	903,668
Carrols Restaurant Group Inc.(a)	4,280	28,505
Casey’s General Stores Inc.	14,106	362,383
Cash America International Inc.	7,997	187,050
Cato Corp. (The) Class A	8,032	140,078
CEC Entertainment Inc.(a)	6,330	186,608
Charlotte Russe Holding Inc.(a)	6,496	83,668
Charming Shoppes Inc.(a)	32,926	122,485
Cheesecake Factory Inc. (The)(a)	17,642	305,207
Chico’s FAS Inc.(a)	51,020	496,425
Children’s Place Retail Stores Inc. (The)(a)	6,981	184,508
Chipotle Mexican Grill Inc. Class A(a)(b)	9,198	735,840
Christopher & Banks Corp.	9,525	63,913
Citi Trends Inc.(a)	3,813	98,680
CKE Restaurants Inc.	15,527	131,669
Coldwater Creek Inc.(a)	16,436	99,602
Collective Brands Inc.(a)	17,405	253,591
Conn’s Inc.(a)(b)	3,197	39,963
Copart Inc.(a)(b)	18,689	647,948
Costco Wholesale Corp.	122,251	5,586,871
Cracker Barrel Old Country Store Inc.	6,446	179,843
CVS Caremark Corp.	410,165	13,071,959
Darden Restaurants Inc.	39,143	1,290,936
Denny’s Corp.(a)	24,858	53,445
Destination Maternity Corp.(a)	1,663	27,739
Dick’s Sporting Goods Inc.(a)	24,013	413,024
Dillard’s Inc. Class A(b)	16,338	150,310
DineEquity Inc.(b)	4,933	153,860
Dollar Tree Inc.(a)	25,615	1,078,392
Domino’s Pizza Inc.(a)	11,559	86,577
Dress Barn Inc.(a)	12,467	178,278
DSW Inc. Class A(a)(b)	4,255	41,912
Einstein Noah Restaurant Group Inc.(a)	1,159	10,025
EZCORP Inc.(a)	13,301	143,385
Family Dollar Stores Inc.	39,082	1,106,021
FGX International Holdings Ltd.(a)	3,191	36,314
Finish Line Inc. (The) Class A	13,371	99,213
First Cash Financial Services Inc.(a)	6,660	116,683
Foot Locker Inc.	44,950	470,627
Fred’s Inc. Class A	10,554	132,980
Fuqi International Inc.(a)(b)	2,798	57,947
GameStop Corp. Class A(a)	45,959	1,011,558
Gander Mountain Co.(a)	1,454	8,724
Gap Inc. (The)	135,595	2,223,758

Genesco Inc.(a)(b)	5,106	95,840
Group 1 Automotive Inc.	6,377	165,930
Haverty Furniture Companies Inc.	5,236	47,909
hhgregg Inc.(a)	3,132	47,481
Hibbett Sports Inc.(a)	8,359	150,462
Home Depot Inc. (The)	477,855	11,291,714
Hot Topic Inc.(a)	11,641	85,096
HSN Inc.(a)	10,183	107,634
Insight Enterprises Inc.(a)	13,065	126,208
J. Crew Group Inc.(a)	13,985	377,875
J.C. Penney Co. Inc.	62,116	1,783,350
Jack in the Box Inc.(a)	16,865	378,619
Jo-Ann Stores Inc.(a)	6,881	142,230
Jos. A. Bank Clothiers Inc.(a)(b)	4,908	169,130
Kenneth Cole Productions Inc. Class A	2,772	19,487
Kirkland’s Inc.(a)	3,032	36,414
Kohl’s Corp.(a)(b)	86,735	3,707,921
Krispy Kreme Doughnuts Inc.(a)	17,286	51,858
Landry’s Restaurants Inc.(a)(b)	4,064	34,950
Limited Brands Inc.	75,502	903,759
Lithia Motors Inc. Class A	4,198	38,790
Lowe’s Companies Inc.	415,178	8,058,605
Luby’s Inc.(a)	6,004	24,376
lululemon athletica inc.(a)(b)	11,094	144,555
Lumber Liquidators Inc.(a)	4,345	68,477
Macy’s Inc.	119,609	1,406,602
McCormick & Schmick’s Seafood Restaurants Inc.(a)	3,672	27,944
McDonald’s Corp.	310,930	17,875,366
Men’s Wearhouse Inc. (The)	14,622	280,450
Movado Group Inc.	4,821	50,813
MSC Industrial Direct Co. Inc. Class A	12,474	442,578
New York & Co. Inc.(a)	5,902	18,237
99 Cents Only Stores(a)	12,438	168,902
Nordstrom Inc.(b)	46,492	924,726
Nu Skin Enterprises Inc. Class A	13,313	203,689
O’Charley’s Inc.	6,306	58,331
Office Depot Inc.(a)	74,851	341,321
OfficeMax Inc.	20,585	129,274
O’Reilly Automotive Inc.(a)(b)	38,085	1,450,277
P.F. Chang’s China Bistro Inc.(a)(b)	6,960	223,138
Pacific Sunwear of California Inc.(a)	18,636	62,803
Panera Bread Co. Class A(a)(b)	7,453	371,607
Pantry Inc. (The)(a)	6,114	101,492
Papa John’s International Inc.(a)	5,854	145,121
PC Connection Inc.(a)	2,354	12,359
PC Mall Inc.(a)	3,057	20,665
Penske Automotive Group Inc.	11,242	187,067
Pep Boys - Manny, Moe & Jack (The)	13,775	139,679
PetSmart Inc.	35,338	758,353
Pier 1 Imports Inc.(a)	23,544	46,853
PriceSmart Inc.	3,801	63,667
RadioShack Corp.	36,878	514,817
Red Robin Gourmet Burgers Inc.(a)	4,341	81,394
Regis Corp.	12,029	209,425
Retail Ventures Inc.(a)	7,313	15,942
Rex Stores Corp.(a)	2,337	23,510
Rite Aid Corp.(a)	158,414	239,205
Ross Stores Inc.	35,722	1,378,869
Ruby Tuesday Inc.(a)	14,437	96,150
Rush Enterprises Inc. Class A(a)	8,956	104,337
Ruth’s Hospitality Group Inc.(a)	5,084	18,658
Saks Inc.(a)(b)	41,424	183,508
Sally Beauty Holdings Inc.(a)	28,270	179,797
School Specialty Inc.(a)	5,866	118,552

Sears Holdings Corp.(a)(b)	14,026	933,010
Shoe Carnival Inc.(a)	2,382	28,417
Signet Jewelers Ltd.	23,494	489,145
Sonic Automotive Inc.	8,243	83,749
Sonic Corp.(a)	17,390	174,422
Sport Supply Group Inc.	3,165	27,187
Stage Stores Inc.	11,483	127,461
Staples Inc.	201,379	4,061,814
Starbucks Corp.(a)	207,232	2,878,452
Steak n Shake Co. (The)(a)	7,464	65,235
Stein Mart Inc.(a)	7,215	63,925
Susser Holdings Corp.(a)	2,118	23,700
Syms Corp.(a)	1,893	14,216
Systemax Inc.(a)(b)	2,900	34,539
Talbots Inc. (The)(b)	6,168	33,307
Target Corp.	211,938	8,365,193
Texas Roadhouse Inc. Class A(a)	14,128	154,136
Tiffany & Co.	36,011	913,239
Tim Hortons Inc.	51,828	1,271,859
Titan Machinery Inc.(a)	4,165	52,854
TJX Companies Inc. (The)	116,476	3,664,335
Tractor Supply Co.(a)	10,078	416,423
Tuesday Morning Corp.(a)	8,055	27,145
Tween Brands Inc.(a)	7,367	49,212
Ulta Salon Cosmetics & Fragrance Inc.(a)	7,333	81,543
Under Armour Inc. Class A(a)(b)	9,124	204,195
Urban Outfitters Inc.(a)	35,965	750,590
Walgreen Co.	278,985	8,202,159
Wal-Mart Stores Inc.	623,065	30,181,269
Wendy’s/Arby’s Group Inc. Class A	103,107	412,428
West Marine Inc.(a)	4,110	22,646
Wet Seal Inc. Class A(a)	30,719	94,307
Williams-Sonoma Inc.	26,568	315,362
World Fuel Services Corp.	8,263	340,683
Yum! Brands Inc.	130,091	4,337,234
Zale Corp.(a)(b)	9,629	33,124
Zumiez Inc.(a)(b)	4,831	38,696

		172,563,018
SAVINGS & LOANS—0.29%
Abington Bancorp Inc.	6,368	50,689
Astoria Financial Corp.	23,754	203,809
BankFinancial Corp.	6,168	54,648
Beneficial Mutual Bancorp Inc.(a)	9,583	91,997
Berkshire Hills Bancorp Inc.	3,637	75,577
Brookline Bancorp Inc.	16,687	155,523
Brooklyn Federal Bancorp Inc.	960	10,800
Cape Bancorp. Inc.(a)	2,797	24,138
Capitol Federal Financial	5,943	227,795
Cheviot Financial Corp.	786	6,288
Chicopee Bancorp Inc.(a)	1,875	24,319
Clifton Savings Bancorp Inc.	3,150	33,894
Danvers Bancorp Inc.	4,978	66,954
Dime Community Bancshares Inc.	6,993	63,706
ESB Financial Corp.	2,285	29,979
ESSA Bancorp Inc.	4,808	65,725
First Defiance Financial Corp.	1,996	25,948
First Financial Holdings Inc.	3,150	29,610
First Financial Northwest Inc.	6,259	48,945
First Niagara Financial Group Inc.	42,180	481,696
Flagstar Bancorp Inc.(a)(b)	11,631	7,909
Flushing Financial Corp.	5,858	54,772
Fox Chase Bancorp Inc.(a)	1,801	17,272
Heritage Financial Group	561	4,808

Home Bancorp Inc.(a)	2,135	25,492
Home Federal Bancorp Inc.	4,287	43,685
Hudson City Bancorp Inc.	131,835	1,752,087
Investors Bancorp Inc.(a)	13,315	121,965
Kearny Financial Corp.	5,457	62,428
Kentucky First Federal Bancorp	855	10,388
Legacy Bancorp Inc.	2,174	24,131
Meridian Interstate Bancorp Inc.(a)	2,949	21,970
NASB Financial Inc.	1,011	28,915
New York Community Bancorp Inc.(b)	96,046	1,026,732
NewAlliance Bancshares Inc.	31,101	357,662
Northeast Community Bancorp Inc.	1,657	13,438
Northwest Bancorp Inc.	4,956	93,470
OceanFirst Financial Corp.	2,327	27,854
Oritani Financial Corp.(a)	3,193	43,776
People’s United Financial Inc.	98,236	1,477,469
Provident Financial Services Inc.	17,532	159,541
Provident New York Bancorp	11,291	91,683
Prudential Bancorp Inc. of Pennsylvania	1,130	13,345
Rockville Financial Inc.	2,276	24,922
Roma Financial Corp.	2,812	35,825
TFS Financial Corp.	24,039	255,294
United Financial Bancorp Inc.	4,963	68,589
ViewPoint Financial Group	3,088	47,030
Washington Federal Inc.	25,085	326,105
Waterstone Financial Inc.(a)	2,368	7,033
Westfield Financial Inc.	8,251	74,754
WSFS Financial Corp.	1,784	48,721

		8,141,105
SEMICONDUCTORS—2.66%
Actel Corp.(a)	7,010	75,217
Advanced Analogic Technologies Inc.(a)	10,192	46,781
Advanced Micro Devices Inc.(a)	157,414	609,192
Altera Corp.	82,698	1,346,323
Amkor Technology Inc.(a)(b)	31,875	150,769
ANADIGICS Inc.(a)	18,836	78,923
Analog Devices Inc.	82,393	2,041,699
Applied Materials Inc.	374,653	4,109,943
Applied Micro Circuits Corp.(a)	18,699	152,023
Atmel Corp.(a)	126,298	471,092
ATMI Inc.(a)	9,206	142,969
Broadcom Corp. Class A(a)	138,462	3,432,473
Brooks Automation Inc.(a)	19,256	86,267
Cabot Microelectronics Corp.(a)	6,294	178,057
Cavium Networks Inc.(a)	9,944	167,159
CEVA Inc.(a)	5,431	47,141
Cirrus Logic Inc.(a)	16,106	72,477
Cohu Inc.	6,085	54,643
Cree Inc.(a)	25,639	753,530
CSR PLC(a)	12,107	69,735
Cypress Semiconductor Corp.(a)	41,112	378,230
Diodes Inc.(a)	8,027	125,542
DSP Group Inc.(a)	5,759	38,931
EMCORE Corp.(a)	20,307	25,587
Emulex Corp.(a)	23,375	228,608
Entegris Inc.(a)	31,727	86,297
Entropic Communications Inc.(a)	13,250	29,813
Exar Corp.(a)	9,631	69,247
Fairchild Semiconductor International Inc.(a)	33,802	236,276
FormFactor Inc.(a)	14,362	247,601
GSI Technology Inc.(a)	7,198	27,784
Hittite Microwave Corp.(a)	5,946	206,624
Integrated Device Technology Inc.(a)	50,190	303,148

Intel Corp.	1,574,031	26,050,213
Intellon Corp.(a)	5,357	22,767
International Rectifier Corp.(a)	21,255	314,787
Intersil Corp. Class A	34,788	437,285
IPG Photonics Corp.(a)	6,190	67,904
IXYS Corp.	6,979	70,627
KLA-Tencor Corp.	47,523	1,199,956
Kopin Corp.(a)	18,859	69,213
Kulicke and Soffa Industries Inc.(a)	15,400	52,822
Lam Research Corp.(a)	35,899	933,374
Lattice Semiconductor Corp.(a)	30,634	57,592
Linear Technology Corp.	62,652	1,462,924
LSI Corp.(a)	182,317	831,366
Marvell Technology Group Ltd.(a)	144,750	1,684,890
Maxim Integrated Products Inc.	85,627	1,343,488
MEMC Electronic Materials Inc.(a)	64,184	1,143,117
Micrel Inc.	14,670	107,384
Microchip Technology Inc.	51,630	1,164,257
Micron Technology Inc.(a)(b)	238,535	1,206,987
Microsemi Corp.(a)	22,652	312,598
Microtune Inc.(a)	14,302	33,467
MIPS Technologies Inc. Class A(a)	11,477	34,431
MKS Instruments Inc.(a)	13,436	177,221
Monolithic Power Systems Inc.(a)	9,331	209,108
National Semiconductor Corp.	63,768	800,288
NetLogic Microsystems Inc.(a)	5,273	192,254
Novellus Systems Inc.(a)	28,809	481,110
NVIDIA Corp.(a)	157,393	1,776,967
OmniVision Technologies Inc.(a)	14,554	151,216
ON Semiconductor Corp.(a)	119,070	816,820
Pericom Semiconductor Corp.(a)	7,003	58,965
Photronics Inc.(a)	11,178	45,271
PLX Technology Inc.(a)	7,505	28,294
PMC-Sierra Inc.(a)	62,023	493,703
Power Integrations Inc.	8,331	198,194
QLogic Corp.(a)	34,130	432,768
Rambus Inc.(a)	30,282	469,068
Rubicon Technology Inc.(a)	3,245	46,339
Rudolph Technologies Inc.(a)	7,925	43,746
Semitool Inc.(a)	5,978	27,618
Semtech Corp.(a)	17,258	274,575
Silicon Image Inc.(a)	23,442	53,917
Silicon Laboratories Inc.(a)	12,897	489,312
Skyworks Solutions Inc.(a)	47,423	463,797
Standard Microsystems Corp.(a)	6,111	124,970
Supertex Inc.(a)	3,050	76,586
Techwell Inc.(a)	4,019	34,162
Teradyne Inc.(a)	49,098	336,812
Tessera Technologies Inc.(a)	13,201	333,853
Texas Instruments Inc.	358,899	7,644,549
TriQuint Semiconductor Inc.(a)	42,131	223,716
Ultratech Inc.(a)	6,179	76,063
Varian Semiconductor Equipment Associates Inc.(a)	20,409	489,612
Veeco Instruments Inc.(a)	8,273	95,884
Virage Logic Corp.(a)	6,059	27,266
Volterra Semiconductor Corp.(a)	5,979	78,564
White Electronic Designs Corp.(a)	5,671	26,257
Xilinx Inc.	78,682	1,609,834
Zoran Corp.(a)	13,788	150,289

		73,750,518
SHIPBUILDING—0.00%
Todd Shipyards Corp.	1,437	23,926

		23,926

SOFTWARE—4.65%
ACI Worldwide Inc.(a)	10,004	139,656
Activision Blizzard Inc.(a)	157,390	1,987,836
Actuate Corp.(a)	16,214	77,503
Acxiom Corp.	19,542	172,556
Adobe Systems Inc.(a)	147,608	4,177,306
Advent Software Inc.(a)	4,958	162,573
Allscripts-Misys Healthcare Solutions Inc.(b)	17,607	279,247
American Reprographics Co.(a)	10,058	83,683
American Software Inc. Class A	6,194	35,677
AMICAS Inc.(a)	8,957	24,900
ANSYS Inc.(a)	24,556	765,165
ArcSight Inc.(a)	4,918	87,393
Autodesk Inc.(a)	64,267	1,219,788
Automatic Data Processing Inc.	141,380	5,010,507
Avid Technology Inc.(a)	8,453	113,355
Blackbaud Inc.	13,135	204,249
Blackboard Inc.(a)	8,492	245,079
BMC Software Inc.(a)	52,116	1,761,000
Bottomline Technologies Inc.(a)	5,883	53,006
Broadridge Financial Solutions Inc.	39,375	652,838
CA Inc.	110,021	1,917,666
Callidus Software Inc.(a)	8,276	23,587
Cerner Corp.(a)	18,879	1,175,973
China TransInfo Technology Corp.(a)	2,441	11,424
Citrix Systems Inc.(a)	51,556	1,644,121
CommVault Systems Inc.(a)	11,381	188,697
Computer Programs and Systems Inc.	2,312	88,573
Compuware Corp.(a)	69,367	475,858
Concur Technologies Inc.(a)	12,302	382,346
CSG Systems International Inc.(a)	9,452	125,144
Deltek Inc.(a)	2,310	10,025
DemandTec Inc.(a)	5,331	46,913
Digi International Inc.(a)	6,482	63,200
DivX Inc.(a)	6,178	33,917
Double-Take Software Inc.(a)	4,858	42,022
Dun & Bradstreet Corp. (The)	14,984	1,216,851
Ebix Inc.(a)	1,890	59,195
Eclipsys Corp.(a)	15,099	268,460
Electronic Arts Inc.(a)	90,801	1,972,198
Epicor Software Corp.(a)	15,452	81,896
EPIQ Systems Inc.(a)	10,460	160,561
Fair Isaac Corp.	14,071	217,538
FalconStor Software Inc.(a)	8,433	40,057
Fidelity National Information Services Inc.	55,336	1,104,507
Fiserv Inc.(a)	44,034	2,012,354
Global Payments Inc.	22,355	837,418
GSE Systems Inc.(a)	4,023	27,155
IMS Health Inc.	52,370	665,099
inContact Inc.(a)	9,258	25,367
infoGROUP Inc.(a)	8,529	48,701
Informatica Corp.(a)	24,362	418,783
InnerWorkings Inc.(a)	9,201	43,705
Interactive Intelligence Inc.(a)	3,357	41,157
Intuit Inc.(a)	90,693	2,553,915
JDA Software Group Inc.(a)	6,939	103,807
Lawson Software Inc.(a)	37,871	211,320
ManTech International Corp. Class A(a)	5,951	256,131
MasterCard Inc. Class A	23,964	4,009,417
MedAssets Inc.(a)	10,861	211,246
Metavante Technologies Inc.(a)	24,879	643,371
Microsoft Corp.	2,172,124	51,631,387
MicroStrategy Inc. Class A(a)	2,780	139,612

MoneyGram International Inc.(a)	20,114	35,803
Monotype Imaging Holdings Inc.(a)	5,890	40,111
MSC Software Corp.(a)	11,591	77,196
MSCI Inc. Class A(a)	28,027	684,980
NetSuite Inc.(a)(b)	4,425	52,259
Novell Inc.(a)	99,938	452,719
Nuance Communications Inc.(a)	60,868	735,894
Omnicell Inc.(a)	9,039	97,169
Omniture Inc.(a)(b)	19,313	242,571
OpenTV Corp. Class A(a)	24,859	32,814
OPNET Technologies Inc.	3,766	34,497
Oracle Corp.	1,077,240	23,074,481
Parametric Technology Corp.(a)	33,069	386,577
Paychex Inc.	91,312	2,301,062
Pegasystems Inc.	3,806	100,402
Pervasive Software Inc.(a)	4,378	26,662
Phase Forward Inc.(a)	12,625	190,764
Phoenix Technologies Ltd.(a)	7,470	20,244
Progress Software Corp.(a)	11,351	240,301
PROS Holdings Inc.(a)	5,123	41,599
QAD Inc.	3,923	12,750
Quality Systems Inc.(b)	6,563	373,828
Quest Software Inc.(a)	18,392	256,384
Red Hat Inc.(a)	54,328	1,093,623
Renaissance Learning Inc.	2,205	20,308
Rosetta Stone Inc.(a)	1,583	43,438
Salesforce.com Inc.(a)	30,408	1,160,673
Schawk Inc.	3,975	29,852
SeaChange International Inc.(a)	7,951	63,847
SEI Investments Co.	34,109	615,326
Smith Micro Software Inc.(a)	7,985	78,413
SolarWinds Inc.(a)	3,098	51,086
Solera Holdings Inc.(a)	19,409	492,989
SPSS Inc.(a)	4,967	165,749
Sybase Inc.(a)	23,373	732,510
Synchronoss Technologies Inc.(a)	7,060	86,626
SYNNEX Corp.(a)	5,593	139,769
Take-Two Interactive Software Inc.	21,505	203,652
Taleo Corp. Class A(a)	8,944	163,407
THQ Inc.(a)	18,392	131,687
Total System Services Inc.	47,038	629,839
Trident Microsystems Inc.(a)	15,263	26,558
Ultimate Software Group Inc.(a)	6,497	157,487
Unica Corp.(a)	2,371	12,993
VeriFone Holdings Inc.(a)	19,720	148,097
VMware Inc. Class A(a)	14,306	390,125
Wind River Systems Inc.(a)	19,771	226,576

		128,859,688
STORAGE & WAREHOUSING—0.00%
Mobile Mini Inc.(a)	9,468	138,896

		138,896
TELECOMMUNICATIONS—6.09%
Acme Packet Inc.(a)	10,455	105,805
Adaptec Inc.(a)	31,607	83,759
ADC Telecommunications Inc.(a)	26,981	214,769
ADTRAN Inc.	15,603	334,996
Airvana Inc.(a)	7,982	50,845
Alaska Communications Systems Group Inc.(b)	11,352	83,097
Amdocs Ltd.(a)	54,945	1,178,570
American Tower Corp. Class A(a)	112,193	3,537,445
Anaren Inc.(a)	4,434	78,393
Anixter International Inc.(a)	8,343	313,613

Applied Signal Technology Inc.	3,359	85,688
ARRIS Group Inc.(a)	35,536	432,118
Aruba Networks Inc.(a)	17,298	151,185
AT&T Inc.	1,662,809	41,304,176
Atheros Communications Inc.(a)	16,730	321,885
Atlantic Tele-Network Inc.	3,003	117,988
BigBand Networks Inc.(a)	8,007	41,396
Black Box Corp.	4,856	162,530
Cbeyond Inc.(a)	7,375	105,831
Centennial Communications Corp.(a)	23,396	195,591
CenturyTel Inc.	28,092	862,424
Ciena Corp.(a)	24,016	248,566
Cincinnati Bell Inc.(a)	65,885	187,113
Cisco Systems Inc.(a)	1,625,573	30,300,681
Clearwire Corp. Class A(a)(b)	18,501	102,311
CommScope Inc.(a)	23,229	609,994
Communications Systems Inc.	1,720	16,856
Comtech Telecommunications Corp.(a)	8,080	257,590
Consolidated Communications Holdings Inc.	6,249	73,176
Corning Inc.	437,930	7,033,156
CPI International Inc.(a)	1,953	16,972
Crown Castle International Corp.(a)	81,780	1,964,356
D&E Communications Inc.	3,616	36,992
DigitalGlobe Inc.(a)	3,897	74,822
EchoStar Corp. Class A(a)	11,284	179,867
Embarq Corp.	40,417	1,699,939
EMS Technologies Inc.(a)	4,094	85,565
Extreme Networks Inc.(a)	22,155	44,310
FairPoint Communications Inc.	24,579	14,747
FiberNet Telecom Group Inc.(a)	1,983	24,629
Frontier Communications Corp.	93,442	667,176
General Communication Inc. Class A(a)	14,308	99,154
GeoEye Inc.(a)(b)	4,838	113,983
Global Crossing Ltd.(a)	7,215	66,234
Globecomm Systems Inc.(a)	5,436	39,085
Harmonic Inc.(a)	24,953	146,973
Harris Corp.	38,130	1,081,367
Harris Stratex Networks Inc.(a)	15,366	99,572
Hickory Tech Corp.	3,206	24,622
Hughes Communications Inc.(a)	1,811	41,345
Infinera Corp.(a)	25,597	233,701
InterDigital Inc.(a)	12,442	304,082
Iowa Telecommunications Services Inc.	9,894	123,774
iPCS Inc.(a)	4,405	65,899
Ixia(a)	11,560	77,914
JDS Uniphase Corp.(a)	60,892	348,302
Juniper Networks Inc.(a)(b)	148,136	3,496,010
Knology Inc.(a)	7,007	60,470
KVH Industries Inc.(a)	3,716	25,380
Leap Wireless International Inc.(a)	16,479	542,653
Level 3 Communications Inc.(a)	455,251	687,429
Loral Space & Communications Inc.(a)	3,060	78,795
MasTec Inc.(a)	13,725	160,857
MetroPCS Communications Inc.(a)	71,071	945,955
Motorola Inc.	645,361	4,278,743
NETGEAR Inc.(a)	9,224	132,918
Network Equipment Technologies Inc.(a)	7,086	30,186
NeuStar Inc. Class A(a)	20,539	455,144
Neutral Tandem Inc.(a)	9,086	268,219
Newport Corp.(a)	9,290	53,789
NII Holdings Inc.(a)	47,332	902,621
Novatel Wireless Inc.(a)	8,567	77,274
NTELOS Holdings Corp.	8,008	147,507
Oplink Communications Inc.(a)	5,999	68,389

Opnext Inc.(a)	5,018	10,739
PAETEC Holding Corp.(a)	34,090	92,043
ParkerVision Inc.(a)	6,284	19,229
Plantronics Inc.	14,263	269,713
Polycom Inc.(a)	25,302	512,872
Powerwave Technologies Inc.(a)	34,758	55,960
Preformed Line Products Co.	766	33,750
Premiere Global Services Inc.(a)	17,171	186,134
QUALCOMM Inc.	466,340	21,078,568
Qwest Communications International Inc.	422,759	1,754,450
RCN Corp.(a)	11,262	67,234
RF Micro Devices Inc.(a)	72,776	273,638
SAVVIS Inc.(a)(b)	11,570	132,592
SBA Communications Corp. Class A(a)	32,449	796,298
Shenandoah Telecommunications Co.	6,198	125,757
ShoreTel Inc.(a)	13,214	105,712
Sonus Networks Inc.(a)	56,267	90,590
Sprint Nextel Corp.(a)	788,565	3,792,998
Starent Networks Corp.(a)	10,850	264,849
SureWest Communications(a)	3,583	37,514
Switch & Data Facilities Co. Inc.(a)	5,297	62,134
Sycamore Networks Inc.(a)	50,900	159,317
Symmetricom Inc.(a)	12,349	71,254
Syniverse Holdings Inc.(a)	19,007	304,682
Tekelec(a)	19,145	322,210
Telephone and Data Systems Inc.	25,571	723,659
Tellabs Inc.(a)	112,183	642,809
3Com Corp.(a)	111,791	526,536
tw telecom inc.(a)	42,186	433,250
United States Cellular Corp.(a)	4,894	188,174
USA Mobility Inc.	6,151	78,487
UTStarcom Inc.(a)	28,500	46,455
Verizon Communications Inc.	800,565	24,601,362
Viasat Inc.(a)	7,667	196,582
Virgin Media Inc.	84,249	787,728
Virgin Mobile USA Inc. Class A(a)	12,758	51,287
Windstream Corp.	127,206	1,063,442

		168,639,276
TEXTILES—0.06%
Cintas Corp.	36,976	844,532
G&K Services Inc. Class A	5,856	123,854
Mohawk Industries Inc.(a)	15,564	555,324
UniFirst Corp.	3,898	144,889

		1,668,599
TOYS, GAMES & HOBBIES—0.11%
Hasbro Inc.	35,090	850,582
JAKKS Pacific Inc.(a)	7,406	95,019
LeapFrog Enterprises Inc.(a)	9,191	21,047
Marvel Entertainment Inc.(a)(b)	13,951	496,516
Mattel Inc.	102,549	1,645,911
RC2 Corp.(a)	4,423	58,516

		3,167,591
TRANSPORTATION—1.74%
Air Transport Services Group Inc.(a)	13,341	30,951
Alexander & Baldwin Inc.	11,582	271,482
American Commercial Lines Inc.(a)	2,623	40,604
Arkansas Best Corp.	6,964	183,501
Atlas Air Worldwide Holdings Inc.(a)	4,900	113,631
Bristow Group Inc.(a)	8,058	238,759
Burlington Northern Santa Fe Corp.	74,070	5,447,108
C.H. Robinson Worldwide Inc.	47,996	2,502,991

CAI International Inc.(a)	2,034	10,373
Celadon Group Inc.(a)	6,232	52,286
Con-way Inc.	13,255	468,034
CSX Corp.	110,327	3,820,624
DHT Maritime Inc.	12,571	65,495
Dynamex Inc.(a)	2,898	44,600
Eagle Bulk Shipping Inc.	12,485	58,555
Expeditors International Washington Inc.	59,751	1,992,098
FedEx Corp.	87,670	4,876,205
Forward Air Corp.	8,086	172,394
Frontline Ltd.(b)	14,150	344,694
Genco Shipping & Trading Ltd.(b)	6,834	148,434
General Maritime Corp.(b)	13,283	131,369
Genesee & Wyoming Inc. Class A(a)	9,263	245,562
Golar LNG Ltd.	9,275	79,301
GulfMark Offshore Inc.(a)	6,344	175,094
Heartland Express Inc.	15,427	227,085
Horizon Lines Inc. Class A(b)	9,040	34,894
Hub Group Inc. Class A(a)	10,189	210,301
International Shipholding Corp.	1,778	47,935
J.B. Hunt Transport Services Inc.	24,478	747,313
Kansas City Southern Industries Inc.(a)	26,294	423,596
Kirby Corp.(a)	15,282	485,815
Knight Transportation Inc.	15,617	258,461
Knightsbridge Tankers Ltd.(b)	4,787	65,295
Landstar System Inc.	15,304	549,567
Marten Transport Ltd.(a)	4,081	84,722
Nordic American Tanker Shipping Ltd.(b)	11,915	379,135
Norfolk Southern Corp.	103,441	3,896,622
Old Dominion Freight Line Inc.(a)	7,994	268,359
Overseas Shipholding Group Inc.	6,728	229,021
Pacer International Inc.	9,568	21,337
Patriot Transportation Holding Inc.(a)	305	22,244
PHI Inc.(a)	3,809	65,286
Ryder System Inc.	15,829	441,946
Saia Inc.(a)	3,887	70,005
Ship Finance International Ltd.	12,274	135,382
TBS International Ltd.(a)(b)	2,942	22,977
Teekay Corp.	12,010	252,570
Teekay Tankers Ltd. Class A(b)	3,829	35,571
Ultrapetrol (Bahamas) Ltd.(a)	6,536	28,954
Union Pacific Corp.	142,073	7,396,320
United Parcel Service Inc. Class B	194,810	9,738,552
Universal Truckload Services Inc.	1,340	20,971
USA Truck Inc.(a)	1,947	26,343
UTi Worldwide Inc.(a)	28,498	324,877
Werner Enterprises Inc.	12,367	224,090
YRC Worldwide Inc.(a)(b)	15,339	26,536

		48,276,227
TRUCKING & LEASING—0.02%
Aircastle Ltd.	12,027	88,398
AMERCO(a)	2,902	107,809
GATX Corp.	13,436	345,574
Greenbrier Companies Inc. (The)	4,214	30,299
TAL International Group Inc.	4,297	46,837
Textainer Group Holdings Ltd.	1,927	22,141
Willis Lease Finance Corp.(a)	1,334	17,502

		658,560
WATER—0.07%
American States Water Co.	5,206	180,336
American Water Works Co. Inc.	17,427	333,030
Aqua America Inc.	37,967	679,609

Artesian Resources Corp. Class A	1,609	25,631
California Water Service Group	5,388	198,494
Connecticut Water Service Inc.	2,243	48,651
Consolidated Water Co. Ltd.	3,907	61,926
Middlesex Water Co.	3,784	54,679
Pennichuck Corp.	1,217	27,748
PICO Holdings Inc.(a)	4,909	140,888
SJW Corp.	4,058	92,117
Southwest Water Co.	6,337	34,980
York Water Co.	2,904	44,518

		1,922,607

TOTAL COMMON STOCKS
(Cost: $3,901,492,051)		2,762,468,052

Security	Shares	Value

WARRANTS—0.00%

ENERGY - ALTERNATE SOURCES—0.00%
GreenHunter Energy Inc. (Expires 9/14/11)(a)(b)(c)	87	0

		0
TELECOMMUNICATIONS—0.00%
Lantronix Inc.(a)(c)	34	0

		0

TOTAL WARRANTS
(Cost: $0)		0

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.22%

MONEY MARKET FUNDS—2.22%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40%(d)(e)(f)	46,551,181	46,551,181
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32%(d)(e)(f)	8,120,100	8,120,100
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%(d)(e)	6,812,031	6,812,031

		61,483,312

TOTAL SHORT-TERM INVESTMENTS
(Cost: $61,483,312)		61,483,312

TOTAL INVESTMENTS IN SECURITIES—101.93%
(Cost: $3,962,975,363)		2,823,951,364
Other Assets, Less Liabilities—(1.93)%		(53,436,461)

NET ASSETS—100.00%		$2,770,514,903

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2009

Security	Shares	Value

COMMON STOCKS—99.75%

ADVERTISING—0.20%
APAC Customer Services Inc.(a)	1,550	$7,951
inVentiv Health Inc.(a)	702	9,498
Marchex Inc. Class B	1,557	5,247
Omnicom Group Inc.	19,525	616,599

		639,295
AEROSPACE & DEFENSE—2.13%
AAR Corp.(a)	199	3,194
AeroVironment Inc.(a)	827	25,521
Alliant Techsystems Inc.(a)	2,058	169,497
Argon ST Inc.(a)	677	13,926
BE Aerospace Inc.(a)	2,927	42,032
Boeing Co. (The)	3,742	159,035
Esterline Technologies Corp.(a)	606	16,404
GenCorp Inc.(a)	3,688	7,044
General Dynamics Corp.	2,060	114,103
Goodrich Corp.	7,779	388,717
HEICO Corp.	1,446	52,432
Kaman Corp.	1,376	22,979
LMI Aerospace Inc.(a)	321	3,249
Lockheed Martin Corp.	19,986	1,611,871
Northrop Grumman Corp.	2,419	110,500
Orbital Sciences Corp.(a)	3,424	51,942
Raytheon Co.	19,061	846,880
Rockwell Collins Inc.	9,947	415,088
Spirit AeroSystems Holdings Inc. Class A(a)	2,118	29,101
Teledyne Technologies Inc.(a)	743	24,333
TransDigm Group Inc.(a)	2,489	90,102
United Technologies Corp.	48,249	2,507,018

		6,704,968
AGRICULTURE—3.61%
AgFeed Industries Inc.(a)(b)	1,921	11,392
Alico Inc.	193	5,794
Alliance One International Inc.(a)	4,078	15,496
Altria Group Inc.	129,906	2,129,159
Archer-Daniels-Midland Co.	22,622	605,591
Cadiz Inc.(a)	617	5,942
Lorillard Inc.	9,328	632,159
Monsanto Co.	34,289	2,549,044
Philip Morris International Inc.	123,249	5,376,121
Tejon Ranch Co.(a)	671	17,775
Universal Corp.	150	4,966
Vector Group Ltd.(b)	2,313	33,053

		11,386,492
AIRLINES—0.23%
AirTran Holdings Inc.(a)	7,499	46,419

Alaska Air Group Inc.(a)	128	2,337
Allegiant Travel Co.(a)	957	37,935
AMR Corp.(a)	17,854	71,773
Continental Airlines Inc. Class B(a)	7,746	68,630
Copa Holdings SA Class A	1,886	76,987
Delta Air Lines Inc.(a)	48,449	280,520
Hawaiian Holdings Inc.(a)	3,201	19,270
Republic Airways Holdings Inc.(a)	431	2,814
Southwest Airlines Co.	14,490	97,518
UAL Corp.(a)	8,449	26,952

		731,155
APPAREL—0.86%
American Apparel Inc.(a)	1,975	7,189
Carter’s Inc.(a)	2,787	68,588
Cherokee Inc.	579	11,476
Coach Inc.	19,947	536,175
Crocs Inc.(a)(b)	1,895	6,443
Deckers Outdoor Corp.(a)	833	58,535
G-III Apparel Group Ltd.(a)	408	4,688
Guess? Inc.	3,774	97,294
Gymboree Corp.(a)	1,448	51,375
Hanesbrands Inc.(a)	6,092	91,441
K-Swiss Inc. Class A	902	7,667
Liz Claiborne Inc.	4,069	11,719
Maidenform Brands Inc.(a)	1,180	13,535
Nike Inc. Class B	22,700	1,175,406
Oxford Industries Inc.	523	6,093
Phillips-Van Heusen Corp.	2,096	60,134
Polo Ralph Lauren Corp.	3,258	174,433
Steven Madden Ltd.(a)	974	24,788
Timberland Co. Class A(a)	1,740	23,090
True Religion Apparel Inc.(a)	1,581	35,256
VF Corp.	1,248	69,077
Volcom Inc.(a)	1,069	13,362
Warnaco Group Inc. (The)(a)	2,855	92,502
Weyco Group Inc.	457	10,552
Wolverine World Wide Inc.	3,048	67,239

		2,718,057
AUTO MANUFACTURERS—0.28%
Force Protection Inc.(a)	4,370	38,631
Navistar International Corp.(a)	3,938	171,697
PACCAR Inc.	21,109	686,254

		896,582
AUTO PARTS & EQUIPMENT—0.32%
Amerigon Inc. Class A(a)	1,159	7,070
ArvinMeritor Inc.	465	2,041
ATC Technology Corp.(a)	907	13,151
BorgWarner Inc.	6,788	231,810
China Automotive Systems Inc.(a)	271	1,490
Cooper Tire & Rubber Co.	3,680	36,506
Dorman Products Inc.(a)	115	1,590
Federal Mogul Corp. Class A(a)	538	5,084
Fuel Systems Solutions Inc.(a)(b)	678	13,689
Goodyear Tire & Rubber Co. (The)(a)	15,176	170,882
Johnson Controls Inc.	20,527	445,846
Standard Motor Products Inc.	720	5,954
TRW Automotive Holdings Corp.(a)	754	8,520
WABCO Holdings Inc.	3,563	63,065
Wonder Auto Technology Inc.(a)	867	8,783

		1,015,481

BANKS—1.11%
Ames National Corp.	225	5,492
Arrow Financial Corp.	344	9,288
Bank of Marin Bancorp	247	6,657
Bank of New York Mellon Corp. (The)	15,391	451,110
Bank of the Ozarks Inc.	54	1,168
BOK Financial Corp.	422	15,897
Bridge Bancorp Inc.	313	8,520
Bryn Mawr Bank Corp.	78	1,472
Cardinal Financial Corp.	894	7,000
Cass Information Systems Inc.	537	17,581
Cathay General Bancorp	1,303	12,392
Centerstate Banks Inc.	119	883
Citizens Holding Co.	62	1,934
City Holding Co.	166	5,040
CNB Financial Corp.	372	5,271
Commerce Bancshares Inc.	1,289	41,029
Enterprise Financial Services Corp.	393	3,572
First Financial Bankshares Inc.	703	35,403
First of Long Island Corp. (The)	53	1,226
Great Southern Bancorp Inc.	257	5,281
Hancock Holding Co.	264	8,577
Metro Bancorp Inc.(a)	66	1,271
Nara Bancorp Inc.	491	2,543
Northern Trust Corp.	15,137	812,554
Orrstown Financial Services Inc.	146	5,437
Park National Corp.	40	2,259
Peapack-Gladstone Financial Corp.	81	1,562
Penns Woods Bancorp Inc.	162	4,721
PrivateBancorp Inc.	1,451	32,270
Republic Bancorp Inc. Class A	55	1,242
S.Y. Bancorp Inc.	308	7,444
Signature Bank(a)	1,794	48,653
Southside Bancshares Inc.	222	5,077
State Street Corp.	16,533	780,358
Suffolk Bancorp	417	10,692
SVB Financial Group(a)	184	5,008
Texas Capital Bancshares Inc.(a)	336	5,198
Tompkins Financial Corp.	187	8,967
TrustCo Bank Corp. NY	1,547	9,143
Wells Fargo & Co.	44,220	1,072,777
Westamerica Bancorporation	1,032	51,198
Wilshire Bancorp Inc.	77	443

		3,513,610
BEVERAGES—3.78%
Boston Beer Co. Inc. Class A(a)	533	15,771
Brown-Forman Corp. Class B	4,688	201,490
Coca-Cola Bottling Co. Consolidated	275	15,161
Coca-Cola Co. (The)	114,328	5,486,601
Coca-Cola Enterprises Inc.	16,481	274,409
Diedrich Coffee Inc.(a)	264	6,278
Farmer Brothers Co.	231	5,285
Green Mountain Coffee Roasters Inc.(a)(b)	1,873	110,732
Hansen Natural Corp.(a)	4,335	133,605
Molson Coors Brewing Co. Class B	453	19,175
National Beverage Corp.(a)	539	5,740
Peet’s Coffee & Tea Inc.(a)	676	17,035
Pepsi Bottling Group Inc.	7,066	239,113
PepsiCo Inc.	97,816	5,375,967

		11,906,362

BIOTECHNOLOGY—3.05%
Abraxis BioScience Inc.(a)	430	15,850
Acorda Therapeutics Inc.(a)	2,381	67,120
Affymax Inc.(a)	879	16,200
Affymetrix Inc.(a)	3,810	22,593
Alexion Pharmaceuticals Inc.(a)	5,152	211,850
AMAG Pharmaceuticals Inc.(a)	1,031	56,365
American Oriental Bioengineering Inc.(a)(b)	1,403	7,422
Amgen Inc.(a)	63,608	3,367,408
Arena Pharmaceuticals Inc.(a)	4,984	24,870
ARIAD Pharmaceuticals Inc.(a)	4,074	6,478
ArQule Inc.(a)	1,267	7,779
ARYx Therapeutics Inc.(a)	1,257	5,191
BioCryst Pharmaceuticals Inc.(a)	1,291	5,203
Biogen Idec Inc.(a)	18,127	818,434
BioMimetic Therapeutics Inc.(a)	937	8,658
Bio-Rad Laboratories Inc. Class A(a)	1,189	89,746
Cambrex Corp.(a)	2,157	8,887
Cardium Therapeutics Inc.(a)	2,689	4,975
Celera Corp.(a)	1,049	8,004
Celgene Corp.(a)	28,917	1,383,389
Cell Therapeutics Inc.(a)	28,884	49,680
Celldex Therapeutics Inc.(a)	880	6,882
Charles River Laboratories International Inc.(a)	2,755	92,981
China-Biotics Inc.(a)	478	5,153
Cougar Biotechnology Inc.(a)	879	37,762
CryoLife Inc.(a)	1,635	9,058
Curis Inc.(a)	3,844	6,112
Cytokinetics Inc.(a)	2,305	6,523
Cytori Therapeutics Inc.(a)(b)	1,163	4,198
Enzo Biochem Inc.(a)	1,690	7,487
Enzon Pharmaceuticals Inc.(a)	2,785	21,918
Exelixis Inc.(a)	6,511	31,709
Facet Biotech Corp.(a)	278	2,583
Genomic Health Inc.(a)	939	16,273
Genzyme Corp.(a)	16,947	943,439
Geron Corp.(a)	2,798	21,461
GTx Inc.(a)	1,129	10,421
Halozyme Therapeutics Inc.(a)	4,177	29,114
Harvard Bioscience Inc.(a)	1,450	5,727
Human Genome Sciences Inc.(a)	8,453	24,176
Idera Pharmaceuticals Inc.(a)	1,083	6,346
Illumina Inc.(a)	7,725	300,811
ImmunoGen Inc.(a)	3,299	28,404
Immunomedics Inc.(a)	5,000	12,700
Incyte Corp.(a)	4,450	14,640
Integra LifeSciences Holdings Corp.(a)	1,271	33,694
InterMune Inc.(a)	2,268	34,474
Lexicon Pharmaceuticals Inc.(a)	1,377	1,707
Life Technologies Corp.(a)	9,719	405,477
Martek Biosciences Corp.	373	7,889
Maxygen Inc.(a)	1,311	8,810
Micromet Inc.(a)	2,622	13,058
Millipore Corp.(a)	3,481	244,401
Molecular Insight Pharmaceuticals Inc.(a)(b)	1,027	5,310
Momenta Pharmaceuticals Inc.(a)	2,191	26,358
Myriad Genetics Inc.(a)	5,995	213,722
Nanosphere Inc.(a)	907	4,453
Nektar Therapeutics(a)	5,782	37,467
Novavax Inc.(a)(b)	3,051	10,007
OncoGenex Pharmaceutical Inc.(a)	242	5,295
Optimer Pharmaceuticals Inc.(a)	1,689	25,284
Orexigen Therapeutics Inc.(a)	1,170	6,002

Oxigene Inc.(a)	2,513	5,478
PDL BioPharma Inc.	7,305	57,709
Protalix BioTherapeutics Inc.(a)	2,181	9,858
Regeneron Pharmaceuticals Inc.(a)	3,972	71,178
Repligen Corp.(a)	1,824	10,032
RTI Biologics Inc.(a)	1,227	5,264
Sangamo BioSciences Inc.(a)	3,067	15,151
Savient Pharmaceuticals Inc.(a)	3,964	54,941
Seattle Genetics Inc.(a)	4,595	44,663
Sequenom Inc.(a)	3,626	14,178
StemCells Inc.(a)	6,352	10,798
SuperGen Inc.(a)	2,526	5,077
Vertex Pharmaceuticals Inc.(a)	10,872	387,478
Vical Inc.(a)	2,165	5,867

		9,613,060
BUILDING MATERIALS—0.16%
AAON Inc.	753	15,000
Apogee Enterprises Inc.	119	1,464
Armstrong World Industries Inc.(a)	551	9,086
Broadwind Energy Inc.(a)	1,945	22,017
Builders FirstSource Inc.(a)	1,177	4,896
Drew Industries Inc.(a)	681	8,288
Eagle Materials Inc.	2,731	68,930
Lennox International Inc.	2,908	93,376
Martin Marietta Materials Inc.	1,074	84,717
Masco Corp.	10,610	101,644
NCI Building Systems Inc.(a)	212	560
Owens Corning Inc.(a)	2,340	29,905
Quanex Building Products Corp.	1,396	15,663
Simpson Manufacturing Co. Inc.	1,844	39,867
Trex Co. Inc.(a)(b)	842	11,258

		506,671
CHEMICALS—1.64%
Air Products and Chemicals Inc.	4,549	293,820
Albemarle Corp.	333	8,515
American Vanguard Corp.	154	1,740
Arch Chemicals Inc.	249	6,123
Ashland Inc.	319	8,948
Balchem Corp.	1,094	26,825
Celanese Corp. Series A	9,008	213,940
CF Industries Holdings Inc.	2,521	186,907
Chase Corp.	48	571
China Green Agriculture Inc.(a)	629	5,089
E.I. du Pont de Nemours and Co.	18,784	481,246
Ecolab Inc.	14,854	579,157
FMC Corp.	3,882	183,619
Hawkins Inc.	508	11,471
International Flavors & Fragrances Inc.	4,668	152,737
Intrepid Potash Inc.(a)	2,399	67,364
Landec Corp.(a)	1,598	10,850
Lubrizol Corp.	3,695	174,810
Mosaic Co. (The)	9,936	440,165
NewMarket Corp.	632	42,553
NL Industries Inc.	232	1,712
Olin Corp.	441	5,243
OMNOVA Solutions Inc.(a)	2,679	8,734
PolyOne Corp.(a)	1,713	4,642
Praxair Inc.	19,317	1,372,859
RPM International Inc.	4,237	59,487
Sherwin-Williams Co. (The)	5,328	286,380
Sigma-Aldrich Corp.	7,668	380,026

Stepan Co.	417	18,415
Symyx Technologies Inc.(a)	1,761	10,302
Terra Industries Inc.	4,285	103,783
Valhi Inc.	138	1,025
W.R. Grace & Co.(a)	1,337	16,539
Zep Inc.	1,216	14,653

		5,180,250
COAL—0.38%
Alpha Natural Resources Inc.(a)	4,526	118,898
CONSOL Energy Inc.	11,344	385,242
Foundation Coal Holdings Inc.	2,832	79,608
James River Coal Co.(a)	1,743	26,372
Massey Energy Co.	4,297	83,963
Peabody Energy Corp.	16,792	506,447
Westmoreland Coal Co.(a)	515	4,171

		1,204,701
COMMERCIAL SERVICES—3.32%
Aaron’s Inc.	2,992	89,221
ABM Industries Inc.	640	11,565
Accenture Ltd. Class A	38,512	1,288,612
Administaff Inc.	1,288	29,972
Advance America Cash Advance Centers Inc.	2,536	11,234
Advisory Board Co. (The)(a)	967	24,852
Alliance Data Systems Corp.(a)(b)	3,688	151,909
American Caresource Holdings Inc.(a)	665	2,487
American Public Education Inc.(a)	1,135	44,957
AMN Healthcare Services Inc.(a)	1,884	12,020
Apollo Group Inc. Class A(a)	8,334	592,714
Arbitron Inc.	1,651	26,234
Avis Budget Group Inc.(a)	3,687	20,832
Bankrate Inc.(a)(b)	746	18,829
Bridgepoint Education Inc.(a)	858	14,586
Brinks Home Security Holdings Inc.(a)	2,868	81,193
Capella Education Co.(a)	929	55,694
Cardtronics Inc.(a)	610	2,324
Career Education Corp.(a)	4,237	105,459
CBIZ Inc.(a)	2,622	18,669
CDI Corp.	163	1,817
Cenveo Inc.(a)	2,884	12,199
Chemed Corp.	1,413	55,785
ChinaCast Education Corp.(a)	1,814	12,916
Coinstar Inc.(a)	1,815	48,460
Convergys Corp.(a)	775	7,192
Corinthian Colleges Inc.(a)	5,141	87,037
Corporate Executive Board Co. (The)	2,046	42,475
Corrections Corp. of America(a)	825	14,017
CorVel Corp.(a)	517	11,772
CoStar Group Inc.(a)(b)	1,195	47,645
CPI Corp.	303	5,148
CRA International Inc.(a)	581	16,129
Cross Country Healthcare Inc.(a)	435	2,988
Deluxe Corp.	1,569	20,099
DeVry Inc.	3,905	195,406
Diamond Management & Technology Consultants Inc.	1,355	5,691
Dollar Financial Corp.(a)	1,427	19,678
DynCorp International Inc.(a)	183	3,073
Emergency Medical Services Corp. Class A(a)	618	22,755
Equifax Inc.	6,194	161,663
Euronet Worldwide Inc.(a)	2,666	51,694
ExlService Holdings Inc.(a)	969	10,862

Exponent Inc.(a)	847	20,760
Forrester Research Inc.(a)	912	22,390
Franklin Covey Co.(a)	783	4,878
FTI Consulting Inc.(a)	3,222	163,420
Gartner Inc.(a)	3,788	57,805
Genpact Ltd.(a)	3,910	45,942
GEO Group Inc. (The)(a)	2,579	47,918
Global Cash Access Inc.(a)	2,278	18,133
Grand Canyon Education Inc.(a)	978	16,411
Great Lakes Dredge & Dock Corp.	2,298	10,984
H&R Block Inc.	21,329	367,499
Hackett Group Inc. (The)(a)	2,414	5,625
Healthcare Services Group Inc.	2,594	46,381
Heartland Payment Systems Inc.	2,329	22,289
Hewitt Associates Inc. Class A(a)	5,243	156,137
Hill International Inc.(a)	1,367	5,878
Hillenbrand Inc.	1,492	24,827
HMS Holdings Corp.(a)	1,620	65,966
Huron Consulting Group Inc.(a)	1,348	62,318
ICF International Inc.(a)	545	15,037
ICT Group Inc.(a)	237	2,069
Interactive Data Corp.	1,011	23,395
Iron Mountain Inc.(a)	11,322	325,508
ITT Educational Services Inc.(a)	2,406	242,188
K12 Inc.(a)(b)	1,473	31,743
Kelly Services Inc. Class A	174	1,905
Kendle International Inc.(a)	197	2,411
Kenexa Corp.(a)	1,463	16,927
Korn/Ferry International(a)	192	2,043
Landauer Inc.	358	21,960
Learning Tree International Inc.(a)	527	5,428
Lender Processing Services Inc.	5,996	166,509
Lincoln Educational Services Corp.(a)	598	12,516
Mac-Gray Corp.(a)	127	1,681
MAXIMUS Inc.	1,003	41,374
McGrath RentCorp	206	3,926
McKesson Corp.	8,357	367,708
Medifast Inc.(a)	792	9,076
Michael Baker Corp.(a)	488	20,672
Midas Inc.(a)	785	8,227
Monro Muffler Brake Inc.	1,040	26,738
Monster Worldwide Inc.(a)	4,633	54,716
Moody’s Corp.	11,780	310,403
Morningstar Inc.(a)	1,223	50,424
Multi-Color Corp.	490	6,007
National Research Corp.	70	1,708
Navigant Consulting Inc.(a)	3,228	41,706
Net 1 UEPS Technologies Inc.(a)	2,400	32,616
Nobel Learning Communities Inc.(a)	231	2,650
Odyssey Marine Exploration Inc.(a)	2,243	3,589
On Assignment Inc.(a)	243	950
PAREXEL International Corp.(a)	3,745	53,853
Pharmaceutical Product Development Inc.	6,560	152,323
Pre-Paid Legal Services Inc.(a)	464	20,226
Princeton Review Inc. (The)(a)	780	4,220
Providence Service Corp. (The)(a)	508	5,563
QC Holdings Inc.	215	1,105
R.R. Donnelley & Sons Co.	3,308	38,439
Resources Connection Inc.(a)	2,944	50,548
Rewards Network Inc.(a)	401	1,516
RiskMetrics Group Inc.(a)	1,263	22,305
Robert Half International Inc.	9,592	226,563
Rollins Inc.	2,798	48,433

RSC Holdings Inc.(a)(b)	2,789	18,742
Saba Software Inc.(a)	1,487	5,725
SAIC Inc.(a)	9,651	179,026
Sotheby’s	3,945	55,664
Standard Parking Corp.(a)	11	179
StarTek Inc.(a)	132	1,059
Steiner Leisure Ltd.(a)	526	16,059
Strayer Education Inc.(b)	869	189,538
SuccessFactors Inc.(a)	2,302	21,132
Team Inc.(a)	1,085	17,002
TeleTech Holdings Inc.(a)	2,267	34,345
Ticketmaster Entertainment Inc.(a)	2,332	14,971
TNS Inc.(a)	1,572	29,475
Transcend Services Inc.(a)	379	6,007
Universal Technical Institute Inc.(a)	1,226	18,304
Valassis Communications Inc.(a)	2,438	14,896
Viad Corp.	140	2,411
Visa Inc. Class A	28,230	1,757,600
VistaPrint Ltd.(a)(b)	2,622	111,828
Watson Wyatt Worldwide Inc. Class A	2,189	82,153
Weight Watchers International Inc.	199	5,128
Western Union Co.	44,052	722,453
Wright Express Corp.(a)	2,401	61,153

		10,469,179
COMPUTERS—8.49%
Affiliated Computer Services Inc. Class A(a)	3,453	153,382
Apple Inc.(a)	56,054	7,983,771
Brocade Communications Systems Inc.(a)	8,531	66,712
CACI International Inc. Class A(a)	215	9,183
Cadence Design Systems Inc.(a)	16,521	97,474
Cognizant Technology Solutions Corp. Class A(a)	18,347	489,865
Compellent Technologies Inc.(a)	1,158	17,659
Computer Task Group Inc.(a)	878	5,356
Cray Inc.(a)	1,662	13,097
Data Domain Inc.(a)	2,977	99,283
Dell Inc.(a)	107,636	1,477,842
Diebold Inc.	3,638	95,898
DST Systems Inc.(a)	2,122	78,408
Echelon Corp.(a)	1,651	14,000
eLoyalty Corp.(a)	553	4,358
EMC Corp.(a)	13,154	172,317
FactSet Research Systems Inc.	2,661	132,704
Furmanite Corp.(a)	1,576	7,029
Hewlett-Packard Co.	116,304	4,495,150
iGATE Corp.	1,167	7,726
IHS Inc. Class A(a)	2,998	149,510
Imation Corp.	177	1,347
Immersion Corp.(a)	1,987	9,816
Innodata Isogen Inc.(a)	1,292	5,659
Integral Systems Inc.(a)	286	2,380
International Business Machines Corp.	83,058	8,672,916
Isilon Systems Inc.(a)(b)	1,447	6,135
Jack Henry & Associates Inc.	5,254	109,020
Limelight Networks Inc.(a)	2,016	8,870
LivePerson Inc.(a)	2,535	10,140
Manhattan Associates Inc.(a)	1,448	26,383
Maxwell Technologies Inc.(a)	1,431	19,791
Mentor Graphics Corp.(a)	348	1,904
MICROS Systems Inc.(a)	5,016	127,005
MTS Systems Corp.	112	2,313
NCI Inc. Class A(a)	380	11,560

NCR Corp.(a)	9,947	117,673
NetApp Inc.(a)	20,892	411,990
Netezza Corp.(a)	2,950	24,544
NetScout Systems Inc.(a)	1,462	13,714
Palm Inc.(a)	7,641	126,611
PAR Technology Corp.(a)	360	2,300
Perot Systems Corp. Class A(a)	1,092	15,648
Quantum Corp.(a)	12,960	10,757
Radiant Systems Inc.(a)	1,455	12,076
RadiSys Corp.(a)	1,441	12,983
Riverbed Technology Inc.(a)	3,529	81,838
SanDisk Corp.(a)	6,855	100,700
Seagate Technology	27,800	290,788
Sigma Designs Inc.(a)(b)	1,291	20,708
Silicon Graphics International Corp.(a)	165	749
SRA International Inc. Class A(a)	744	13,065
STEC Inc.(a)(b)	1,552	35,991
Stratasys Inc.(a)	1,124	12,353
Super Micro Computer Inc.(a)	1,102	8,441
Sykes Enterprises Inc.(a)	2,032	36,759
Synaptics Inc.(a)(b)	2,160	83,484
Synopsys Inc.(a)	5,666	110,544
Syntel Inc.	880	27,667
Teradata Corp.(a)	8,834	206,981
3D Systems Corp.(a)(b)	1,171	8,443
3PAR Inc.(a)	1,587	19,679
Tier Technologies Inc. Class B(a)	673	5,169
Tyler Technologies Inc.(a)	1,962	30,646
Unisys Corp.(a)	1,303	1,968
Virtusa Corp.(a)	828	6,649
Western Digital Corp.(a)	12,619	334,403

		26,771,284
COSMETICS & PERSONAL CARE—3.01%
Alberto-Culver Co.	4,546	115,605
Avon Products Inc.	26,816	691,316
Bare Escentuals Inc.(a)	4,185	37,121
Chattem Inc.(a)	1,148	78,179
Colgate-Palmolive Co.	31,387	2,220,316
Estee Lauder Companies Inc. (The) Class A	6,964	227,514
Inter Parfums Inc.	43	316
Procter & Gamble Co. (The)	119,955	6,129,700
Revlon Inc. Class A(a)	1,036	5,636

		9,505,703
DISTRIBUTION & WHOLESALE—0.34%
Beacon Roofing Supply Inc.(a)	2,332	33,721
BMP Sunstone Corp.(a)(b)	1,469	6,963
Brightpoint Inc.(a)	3,110	19,500
Chindex International Inc.(a)	640	7,917
Core-Mark Holding Co. Inc.(a)	197	5,134
Fastenal Co.	8,300	275,311
Houston Wire & Cable Co.	488	5,812
LKQ Corp.(a)	8,796	144,694
MWI Veterinary Supply Inc.(a)	598	20,846
Owens & Minor Inc.	2,094	91,759
Pool Corp.	1,638	27,125
Rentrak Corp.(a)	581	9,546
ScanSource Inc.(a)	97	2,378
W.W. Grainger Inc.	3,864	316,384
Watsco Inc.	1,374	67,230
WESCO International Inc.(a)	1,397	34,981

		1,069,301

DIVERSIFIED FINANCIAL SERVICES—1.95%
Affiliated Managers Group Inc.(a)	2,603	151,469
American Express Co.	11,667	271,141
AmeriCredit Corp.(a)	1,701	23,049
Ameriprise Financial Inc.	1,079	26,187
Asset Acceptance Capital Corp.(a)	704	5,414
BGC Partners Inc. Class A	1,448	5,488
BlackRock Inc.	427	74,904
Broadpoint Gleacher Securities Inc.(a)	2,211	12,337
Calamos Asset Management Inc. Class A	95	1,340
Capital One Financial Corp.	7,993	174,887
Charles Schwab Corp. (The)	59,648	1,046,226
CIT Group Inc.	2,258	4,855
CME Group Inc.	242	75,289
Cohen & Steers Inc.	606	9,060
CompuCredit Corp.(a)	482	1,109
Credit Acceptance Corp.(a)(b)	246	5,375
Diamond Hill Investment Group Inc.(a)	107	4,299
Duff & Phelps Corp. Class A	1,005	17,869
Eaton Vance Corp.	7,315	195,676
Epoch Holding Corp.	438	3,784
Evercore Partners Inc. Class A	256	5,028
FBR Capital Markets Corp.(a)	95	446
Federated Investors Inc. Class B	5,260	126,713
Financial Federal Corp.	574	11,796
Franklin Resources Inc.	4,260	306,763
GAMCO Investors Inc. Class A	261	12,658
GFI Group Inc.	4,259	28,706
GLG Partners Inc.	11,892	48,638
Goldman Sachs Group Inc. (The)	1,961	289,130
Greenhill & Co. Inc.(b)	1,284	92,718
IntercontinentalExchange Inc.(a)	4,575	522,648
International Assets Holding Corp.(a)(b)	242	3,599
Invesco Ltd.	2,089	37,226
Investment Technology Group Inc.(a)	226	4,608
Janus Capital Group Inc.	8,805	100,377
Jefferies Group Inc.(a)	5,507	117,464
JMP Group Inc.	87	669
KBW Inc.(a)	1,010	29,048
Knight Capital Group Inc. Class A(a)	2,954	50,366
Lazard Ltd. Class A	4,800	129,216
MarketAxess Holdings Inc.(a)	1,971	18,784
MF Global Ltd.(a)(b)	1,812	10,745
Morgan Stanley	18,536	528,461
NASDAQ OMX Group Inc. (The)(a)	3,778	80,509
Nelnet Inc. Class A(a)	417	5,667
NewStar Financial Inc.(a)	376	718
NYSE Euronext Inc.	4,199	114,423
optionsXpress Holdings Inc.	2,510	38,980
Penson Worldwide Inc.(a)	749	6,704
Portfolio Recovery Associates Inc.(a)(b)	958	37,103
Pzena Investment Management Inc. Class A	497	3,767
SLM Corp.(a)	6,374	65,461
Stifel Financial Corp.(a)	1,716	82,522
Student Loan Corp. (The)	24	893
SWS Group Inc.	91	1,271
T. Rowe Price Group Inc.	16,048	668,720
TD AMERITRADE Holding Corp.(a)	16,413	287,884
Teton Advisors Inc.(c)	2	0
Thomas Weisel Partners Group Inc.(a)	134	807
TradeStation Group Inc.(a)	538	4,551
U.S. Global Investors Inc. Class A(b)	615	5,695

Waddell & Reed Financial Inc. Class A	5,313	140,104
Westwood Holdings Group Inc.	263	10,996

		6,142,340
ELECTRIC—0.84%
AES Corp. (The)(a)	33,763	391,988
Allegheny Energy Inc.	6,504	166,828
Calpine Corp.(a)	11,384	126,932
CenterPoint Energy Inc.	18,414	204,027
Constellation Energy Group Inc.	9,666	256,922
DPL Inc.	916	21,224
EnerNOC Inc.(a)(b)	736	15,949
Exelon Corp.	3,601	184,407
FPL Group Inc.	3,378	192,073
Integrys Energy Group Inc.	1,049	31,460
ITC Holdings Corp.	3,142	142,521
NV Energy Inc.	6,269	67,643
Ormat Technologies Inc.(b)	1,226	49,420
Pike Electric Corp.(a)	324	3,904
PPL Corp.	23,622	778,581
U.S. Geothermal Inc.(a)	3,627	5,150

		2,639,029
ELECTRICAL COMPONENTS & EQUIPMENT—0.77%
Advanced Battery Technologies Inc.(a)(b)	2,434	9,785
Advanced Energy Industries Inc.(a)	1,603	14,411
American Superconductor Corp.(a)	2,757	72,371
AMETEK Inc.	6,744	233,208
Emerson Electric Co.	47,289	1,532,164
Energizer Holdings Inc.(a)	3,648	190,572
Energy Conversion Devices Inc.(a)(b)	2,635	37,285
GrafTech International Ltd.(a)	2,932	33,161
Graham Corp.	661	8,791
Greatbatch Inc.(a)	1,035	23,401
Harbin Electric Inc.(a)	695	10,870
Hubbell Inc. Class B	415	13,305
Molex Inc.	712	11,072
NIVS IntelliMedia Technology Group Inc.(a)	514	1,521
Powell Industries Inc.(a)	549	20,351
Power-One Inc.(a)	272	405
PowerSecure International Inc.(a)	987	4,205
SatCon Technology Corp.(a)	2,637	4,747
SmartHeat Inc.(a)	724	4,959
SunPower Corp. Class A(a)(b)	6,055	161,305
Ultralife Corp.(a)	737	5,284
Universal Display Corp.(a)	1,694	16,567
Valence Technology Inc.(a)	2,077	3,718
Vicor Corp.	358	2,585

		2,416,043
ELECTRONICS—1.01%
Agilent Technologies Inc.(a)	21,541	437,498
American Science and Engineering Inc.	595	41,126
Amphenol Corp. Class A	10,835	342,819
Analogic Corp.	521	19,251
Arrow Electronics Inc.(a)	3,108	66,014
Avnet Inc.(a)	3,180	66,875
AVX Corp.	639	6,345
Axsys Technologies Inc.(a)	610	32,720
Badger Meter Inc.	926	37,966
Benchmark Electronics Inc.(a)	422	6,077
Checkpoint Systems Inc.(a)	569	8,928

China Security & Surveillance Technology Inc.(a)	1,776	13,391
Cogent Inc.(a)	2,660	28,542
CTS Corp.	110	720
Cubic Corp.	975	34,895
Daktronics Inc.	2,018	15,539
DDi Corp.(a)	139	630
Dionex Corp.(a)	1,109	67,682
Dolby Laboratories Inc. Class A(a)	3,290	122,651
FARO Technologies Inc.(a)	974	15,126
FEI Co.(a)	2,156	49,372
FLIR Systems Inc.(a)	9,431	212,763
Garmin Ltd.(b)	5,793	137,989
Gentex Corp.	8,478	98,345
ICx Technologies Inc.(a)(b)	617	3,702
II-VI Inc.(a)	1,060	23,500
Itron Inc.(a)	2,321	127,817
Jabil Circuit Inc.	5,899	43,771
L-1 Identity Solutions Inc.(a)	3,651	28,259
LaBarge Inc.(a)	638	5,914
MEMSIC Inc.(a)	78	331
Methode Electronics Inc.	256	1,797
Mettler-Toledo International Inc.(a)	2,127	164,098
Multi-Fineline Electronix Inc.(a)(b)	687	14,702
National Instruments Corp.	3,580	80,765
NVE Corp.(a)(b)	265	12,879
OSI Systems Inc.(a)	733	15,283
Park Electrochemical Corp.	968	20,841
PerkinElmer Inc.	1,590	27,666
Plexus Corp.(a)	830	16,982
RAE Systems Inc.(a)	4,133	5,704
Rofin-Sinar Technologies Inc.(a)	805	16,108
Rogers Corp.(a)	260	5,260
SRS Labs Inc.(a)	750	4,987
Taser International Inc.(a)	3,941	17,971
Thermo Fisher Scientific Inc.(a)	2,129	86,799
Thomas & Betts Corp.(a)	1,045	30,159
Trimble Navigation Ltd.(a)	7,520	147,618
Varian Inc.(a)	417	16,442
Vishay Intertechnology Inc.(a)	2,463	16,724
Waters Corp.(a)	6,094	313,658
Woodward Governor Co.	3,077	60,925

		3,173,926
ENERGY - ALTERNATE SOURCES—0.20%
Ascent Solar Technologies Inc.(a)(b)	394	3,081
Clean Energy Fuels Corp.(a)	1,860	16,015
Comverge Inc.(a)	1,207	14,605
Ener1 Inc.(a)	3,184	17,385
Evergreen Energy Inc.(a)	7,192	7,048
Evergreen Solar Inc.(a)	6,207	13,469
First Solar Inc.(a)	3,226	522,999
FuelCell Energy Inc.(a)(b)	3,688	15,416
GT Solar International Inc.(a)	2,117	11,262
Syntroleum Corp.(a)	3,860	8,531

		629,811
ENGINEERING & CONSTRUCTION—0.53%
AECOM Technology Corp.(a)	5,911	189,152
Argan Inc.(a)	449	6,344
EMCOR Group Inc.(a)	1,290	25,955
ENGlobal Corp.(a)	1,578	7,764
Fluor Corp.	11,296	579,372
Granite Construction Inc.	284	9,452

Jacobs Engineering Group Inc.(a)	7,752	326,282
McDermott International Inc.(a)	14,348	291,408
MYR Group Inc.(a)	1,072	21,676
Orion Marine Group Inc.(a)	1,268	24,092
Shaw Group Inc. (The)(a)	4,268	116,986
Stanley Inc.(a)	737	24,233
Sterling Construction Co. Inc.(a)	71	1,083
URS Corp.(a)	653	32,337
VSE Corp.	231	6,043

		1,662,179
ENTERTAINMENT—0.20%
Bally Technologies Inc.(a)	3,425	102,476
Carmike Cinemas Inc.	633	5,305
Cinemark Holdings Inc.	1,813	20,523
Dover Downs Gaming & Entertainment Inc.	815	3,790
Great Wolf Resorts Inc.(a)	167	341
International Game Technology	15,490	246,291
Isle of Capri Casinos Inc.(a)	957	12,747
Lakes Entertainment Inc.(a)	410	1,193
Macrovision Solutions Corp.(a)	4,389	95,724
National CineMedia Inc.	167	2,298
Pinnacle Entertainment Inc.(a)	1,992	18,506
Reading International Inc. Class A(a)	213	969
Regal Entertainment Group Class A	2,587	34,381
Scientific Games Corp. Class A(a)	4,071	64,200
Shuffle Master Inc.(a)	3,481	23,009
Warner Music Group Corp.(a)	116	679
Youbet.com Inc.(a)	1,814	5,986

		638,418
ENVIRONMENTAL CONTROL—0.58%
American Ecology Corp.	1,239	22,203
Calgon Carbon Corp.(a)	3,267	45,379
Clean Harbors Inc.(a)	1,276	68,891
Darling International Inc.(a)	5,464	36,062
Energy Recovery Inc.(a)(b)	2,075	14,691
EnergySolutions Inc.	436	4,011
Fuel Tech Inc.(a)(b)	1,166	11,310
Heritage-Crystal Clean Inc.(a)	161	1,956
Met-Pro Corp.	886	9,587
Mine Safety Appliances Co.	1,540	37,114
Nalco Holding Co.	8,667	145,952
Perma-Fix Environmental Services Inc.(a)	3,299	7,984
Republic Services Inc.	6,413	156,541
Stericycle Inc.(a)	5,345	275,428
Tetra Tech Inc.(a)	3,777	108,211
Waste Connections Inc.(a)	3,693	95,686
Waste Management Inc.	27,723	780,680
Waste Services Inc.(a)	130	673

		1,822,359
FOOD—1.61%
American Dairy Inc.(a)(b)	496	19,671
American Italian Pasta Co. Class A(a)	929	27,071
Arden Group Inc. Class A	60	7,506
B&G Foods Inc. Class A	323	2,716
Benihana Inc. Class A(a)	393	2,484
Calavo Growers Inc.	604	11,977
Cal-Maine Foods Inc.	761	18,995
Campbell Soup Co.	8,391	246,863
Dean Foods Co.(a)	11,294	216,732
Diamond Foods Inc.	940	26,226

Flowers Foods Inc.	4,009	87,557
Frisch’s Restaurants Inc.	22	650
General Mills Inc.	8,513	476,898
H.J. Heinz Co.	16,007	571,450
Hain Celestial Group Inc.(a)	669	10,443
Hershey Co. (The)	5,636	202,896
Hormel Foods Corp.	423	14,610
HQ Sustainable Maritime Industries Inc.(a)	389	3,559
J&J Snack Foods Corp.	884	31,736
Kellogg Co.	15,979	744,142
Kroger Co. (The)	34,546	761,739
Lance Inc.	1,735	40,131
Lifeway Foods Inc.(a)	275	3,547
McCormick & Co. Inc. NVS	8,181	266,128
Overhill Farms Inc.(a)	955	5,033
Ruddick Corp.	474	11,106
Sanderson Farms Inc.	1,272	57,240
Sara Lee Corp.	10,817	105,574
Smart Balance Inc.(a)	2,818	19,191
Smithfield Foods Inc.(a)	556	7,767
Sysco Corp.	37,056	833,019
Tootsie Roll Industries Inc.	1,508	34,216
United Natural Foods Inc.(a)	2,690	70,612
Village Super Market Inc. Class A	363	10,799
Weis Markets Inc.	147	4,927
Whole Foods Market Inc.	5,767	109,458
Zhongpin Inc.(a)	1,084	11,230

		5,075,899
FOREST PRODUCTS & PAPER—0.11%
Boise Inc.(a)	871	1,498
Clearwater Paper Corp.(a)	59	1,492
Deltic Timber Corp.	518	18,373
Orchids Paper Products Co.(a)	294	6,042
Plum Creek Timber Co. Inc.	3,645	108,548
Potlatch Corp.	1,300	31,577
Rayonier Inc.	2,242	81,497
Rock-Tenn Co. Class A	2,103	80,250
Wausau Paper Corp.	989	6,646

		335,923
GAS—0.01%
New Jersey Resources Corp.	423	15,668
Piedmont Natural Gas Co.	277	6,678
South Jersey Industries Inc.	211	7,362

		29,708
HAND & MACHINE TOOLS—0.02%
Baldor Electric Co.	561	13,346
K-Tron International Inc.(a)	146	11,633
Raser Technologies Inc.(a)(b)	3,058	8,562
Snap-On Inc.	984	28,280

		61,821
HEALTH CARE - PRODUCTS—6.39%
Abaxis Inc.(a)	1,355	27,832
ABIOMED Inc.(a)	2,063	18,196
Accuray Inc.(a)(b)	2,110	14,074
Align Technology Inc.(a)	3,626	38,436
Alphatec Holdings Inc.(a)	1,464	4,860
American Medical Systems Holdings Inc.(a)	4,624	73,059
AngioDynamics Inc.(a)	532	7,060
Aspect Medical Systems Inc.(a)	111	656

Atrion Corp.	86	11,532
ATS Medical Inc.(a)	2,907	9,564
Baxter International Inc.	38,044	2,014,810
Beckman Coulter Inc.	4,563	260,730
Becton, Dickinson and Co.	15,048	1,073,073
Boston Scientific Corp.(a)	33,675	341,464
Bovie Medical Corp.(a)	1,045	9,102
Bruker Corp.(a)	2,961	27,419
C.R. Bard Inc.	6,237	464,345
Cantel Medical Corp.(a)	552	8,959
Cardiac Science Corp.(a)	141	567
CardioNet Inc.(a)	1,479	24,137
Cardiovascular Systems Inc.(a)	817	6,299
Cepheid Inc.(a)	3,877	36,521
Clinical Data Inc.(a)(b)	604	6,656
Conceptus Inc.(a)	1,848	31,231
Cutera Inc.(a)	237	2,043
Cyberonics Inc.(a)	1,707	28,387
Delcath Systems Inc.(a)	1,401	5,016
DENTSPLY International Inc.	9,326	284,630
DexCom Inc.(a)	2,663	16,484
Edwards Lifesciences Corp.(a)	3,516	239,193
Electro-Optical Sciences Inc.(a)	1,080	8,413
Endologix Inc.(a)	2,691	8,988
EnteroMedics Inc.(a)	1,286	4,282
Exactech Inc.(a)	409	5,930
Female Health Co. (The)(a)	1,092	5,242
Gen-Probe Inc.(a)	3,275	140,759
Haemonetics Corp.(a)	1,628	92,796
Hanger Orthopedic Group Inc.(a)	361	4,906
Hansen Medical Inc.(a)	1,884	9,307
HeartWare International Inc.(a)	284	7,926
Henry Schein Inc.(a)	5,661	271,445
Hill-Rom Holdings Inc.	1,560	25,303
Hologic Inc.(a)	1,580	22,483
Home Diagnostics Inc.(a)	213	1,308
ICU Medical Inc.(a)	793	32,632
IDEXX Laboratories Inc.(a)	3,689	170,432
Immucor Inc.(a)	4,340	59,718
Insulet Corp.(a)	1,833	14,114
Intuitive Surgical Inc.(a)	2,391	391,311
Invacare Corp.	775	13,679
Inverness Medical Innovations Inc.(a)	2,314	82,332
IRIS International Inc.(a)	1,082	12,768
Johnson & Johnson	134,010	7,611,768
Kensey Nash Corp.(a)	510	13,367
Kinetic Concepts Inc.(a)	1,368	37,278
LCA-Vision Inc.(a)	1,202	5,072
Luminex Corp.(a)	2,461	45,627
MAKO Surgical Corp.(a)	797	7,189
Masimo Corp.(a)	3,178	76,622
Medical Action Industries Inc.(a)	687	7,866
Medtronic Inc.	70,323	2,453,569
Merge Healthcare Inc.(a)	1,576	6,777
Meridian Bioscience Inc.	2,426	54,779
Merit Medical Systems Inc.(a)	1,623	26,455
Metabolix Inc.(a)(b)	1,253	10,300
Microvision Inc.(a)(b)	4,856	14,908
Micrus Endovascular Corp.(a)	1,058	9,564
Natus Medical Inc.(a)	1,621	18,706
NuVasive Inc.(a)(b)	2,285	101,911
NxStage Medical Inc.(a)(b)	1,109	6,543
OraSure Technologies Inc.(a)	2,487	6,143

Orthofix International NV(a)	1,066	26,661
Orthovita Inc.(a)	3,884	20,003
Palomar Medical Technologies Inc.(a)	810	11,875
Patterson Companies Inc.(a)	6,315	137,035
PSS World Medical Inc.(a)	3,660	67,747
Quidel Corp.(a)	1,787	26,019
ResMed Inc.(a)	4,786	194,934
Rochester Medical Corp.(a)	613	8,214
Rockwell Medical Technologies Inc.(a)	856	6,463
Sirona Dental Systems Inc.(a)	1,181	23,608
Somanetics Corp.(a)	753	12,432
SonoSite Inc.(a)	1,175	23,570
Spectranetics Corp.(a)	1,693	8,346
St. Jude Medical Inc.(a)	21,758	894,254
Stereotaxis Inc.(a)(b)	1,452	5,634
Steris Corp.	3,723	97,096
Stryker Corp.	21,256	844,713
SurModics Inc.(a)	906	20,503
Symmetry Medical Inc.(a)	611	5,695
Synovis Life Technologies Inc.(a)	732	15,204
TECHNE Corp.	2,324	148,294
Thoratec Corp.(a)	3,573	95,685
TomoTherapy Inc.(a)	2,270	6,242
TranS1 Inc.(a)	718	4,473
Utah Medical Products Inc.	204	5,449
Varian Medical Systems Inc.(a)	7,871	276,587
Vascular Solutions Inc.(a)	991	7,750
Vital Images Inc.(a)	457	5,187
Volcano Corp.(a)	2,298	32,126
West Pharmaceutical Services Inc.	2,060	71,791
Wright Medical Group Inc.(a)	2,509	40,796
Young Innovations Inc.	233	5,077
Zoll Medical Corp.(a)	1,216	23,517

		20,159,833
HEALTH CARE - SERVICES—0.94%
Aetna Inc.	6,037	151,227
Air Methods Corp.(a)	748	20,465
Alliance Healthcare Services Inc.(a)	1,371	10,049
Allied Healthcare International Inc.(a)	469	1,018
Almost Family Inc.(a)(b)	373	9,739
Amedisys Inc.(a)	1,598	52,766
America Service Group Inc.(a)	505	8,115
American Dental Partners Inc.(a)	290	2,630
AMERIGROUP Corp.(a)	3,315	89,008
athenahealth Inc.(a)	2,098	77,647
Bio-Reference Laboratories Inc.(a)	704	22,253
Centene Corp.(a)	1,455	29,071
Community Health Systems Inc.(a)	2,909	73,452
Continucare Corp.(a)	2,033	4,737
Covance Inc.(a)	4,012	197,390
Coventry Health Care Inc.(a)	2,619	49,001
DaVita Inc.(a)	6,493	321,144
Emeritus Corp.(a)	1,151	15,205
Ensign Group Inc. (The)	675	9,605
Genoptix Inc.(a)	1,051	33,621
Gentiva Health Services Inc.(a)	698	11,489
Health Management Associates Inc. Class A(a)	15,451	76,328
HealthSouth Corp.(a)	5,533	79,897
Healthways Inc.(a)	110	1,479
Humana Inc.(a)	3,911	126,169
IPC The Hospitalist Co. Inc.(a)	1,003	26,770
Laboratory Corp. of America Holdings(a)	6,815	461,989

LHC Group Inc.(a)	884	19,634
Life Sciences Research Inc.(a)	516	3,700
Lincare Holdings Inc.(a)	3,497	82,249
MEDNAX Inc.(a)	929	39,139
Metropolitan Health Networks Inc.(a)	2,476	4,977
National Healthcare Corp.	220	8,347
NovaMed Inc.(a)	1,296	5,119
Odyssey Healthcare Inc.(a)	1,041	10,701
Psychiatric Solutions Inc.(a)	2,396	54,485
Quest Diagnostics Inc.	9,757	550,588
RadNet Inc.(a)	1,142	2,569
RehabCare Group Inc.(a)	904	21,633
Tenet Healthcare Corp.(a)	20,400	57,528
Triple-S Management Corp. Class B(a)	64	998
U.S. Physical Therapy Inc.(a)	335	4,941
Universal Health Services Inc. Class B	206	10,063
Virtual Radiologic Corp.(a)(b)	524	4,732
WellPoint Inc.(a)	2,162	110,024

		2,953,691
HOLDING COMPANIES - DIVERSIFIED—0.07%
Leucadia National Corp.(a)	4,272	90,096
Primoris Services Corp.	717	5,320
Walter Energy Inc.	3,369	122,093

		217,509
HOME BUILDERS—0.04%
Hovnanian Enterprises Inc. Class A(a)	2,137	5,043
KB Home	345	4,720
M.D.C. Holdings Inc.	889	26,768
M/I Homes Inc.(a)	135	1,322
NVR Inc.(a)	63	31,651
Pulte Homes Inc.	2,247	19,841
Thor Industries Inc.	1,148	21,089
Winnebago Industries Inc.(b)	234	1,739

		112,173
HOME FURNISHINGS—0.07%
DTS Inc.(a)	1,121	30,345
Harman International Industries Inc.	2,046	38,465
Sealy Corp.(a)	462	906
Tempur-Pedic International Inc.	4,689	61,285
TiVo Inc.(a)	6,544	68,581
Universal Electronics Inc.(a)	773	15,591

		215,173
HOUSEHOLD PRODUCTS & WARES—0.69%
Avery Dennison Corp.	1,316	33,795
Blyth Inc.	29	951
Church & Dwight Co. Inc.	4,409	239,453
Clorox Co. (The)	7,747	432,515
Fossil Inc.(a)	2,938	70,747
Kimberly-Clark Corp.	22,639	1,186,963
Scotts Miracle-Gro Co. (The) Class A	2,800	98,140
Standard Register Co. (The)	206	672
Tupperware Brands Corp.	3,945	102,649
WD-40 Co.	714	20,706

		2,186,591
HOUSEWARES—0.04%
National Presto Industries Inc.	299	22,754
Newell Rubbermaid Inc.	2,805	29,200
Toro Co. (The)	2,314	69,189

		121,143

INSURANCE—0.90%
Aflac Inc.	29,365	912,958
American International Group Inc.	57,458	66,651
American Safety Insurance Holdings Ltd.(a)	58	789
AmTrust Financial Services Inc.	49	559
Arthur J. Gallagher & Co.	5,829	124,391
Assured Guaranty Ltd.	455	5,633
Axis Capital Holdings Ltd.	2,524	66,078
Brown & Brown Inc.	5,375	107,124
CIGNA Corp.	1,114	26,836
Citizens Inc.(a)	1,544	9,388
CNA Financial Corp.	766	11,850
Crawford & Co. Class B(a)	1,053	5,054
eHealth Inc.(a)	1,463	25,837
Endurance Specialty Holdings Ltd.	1,042	30,531
Erie Indemnity Co. Class A	1,288	46,059
FBL Financial Group Inc. Class A	616	5,088
Fidelity National Financial Inc. Class A	2,152	29,117
First Mercury Financial Corp.	461	6,348
Genworth Financial Inc. Class A	11,563	80,825
Hallmark Financial Services Inc.(a)	68	486
Hanover Insurance Group Inc. (The)	238	9,070
Life Partners Holdings Inc.(b)	414	5,871
Lincoln National Corp.	4,959	85,344
Marsh & McLennan Companies Inc.	2,452	49,359
Odyssey Re Holdings Corp.	223	8,916
Phoenix Companies Inc. (The)(a)	770	1,286
Principal Financial Group Inc.	19,510	367,568
Progressive Corp. (The)(a)	4,350	65,728
Prudential Financial Inc.	13,817	514,269
Reinsurance Group of America Inc.	350	12,218
RLI Corp.	483	21,638
Safety Insurance Group Inc.	164	5,012
Tower Group Inc.	2,248	55,705
Universal Insurance Holdings Inc.	515	2,585
Validus Holdings Ltd.	841	18,485
W.R. Berkley Corp.	2,760	59,257

		2,843,913
INTERNET—4.30%
AboveNet Inc.(a)	386	31,258
ActivIdentity Corp.(a)	956	2,419
Akamai Technologies Inc.(a)	10,848	208,065
Amazon.com Inc.(a)	20,650	1,727,579
Ariba Inc.(a)	5,468	53,805
Art Technology Group Inc.(a)	8,106	30,803
AsiaInfo Holdings Inc.(a)	2,032	34,971
Avocent Corp.(a)	352	4,914
Blue Coat Systems Inc.(a)	2,468	40,821
Blue Nile Inc.(a)(b)	842	36,198
China Information Security Technology Inc.(a)	1,340	3,832
Chordiant Software Inc.(a)	1,749	6,349
Cogent Communications Group Inc.(a)(b)	2,687	21,899
comScore Inc.(a)	1,418	18,888
Constant Contact Inc.(a)(b)	1,494	29,641
CyberSource Corp.(a)	4,339	66,387
DealerTrack Holdings Inc.(a)	2,347	39,899
Dice Holdings Inc.(a)	1,155	5,371
Digital River Inc.(a)	1,933	70,207
Drugstore.com Inc.(a)	4,893	8,905
EarthLink Inc.(a)	824	6,106

eBay Inc.(a)	16,369	280,401
Entrust Inc.(a)	3,587	6,492
ePlus Inc.(a)	13	189
Equinix Inc.(a)(b)	2,383	173,339
eResearch Technology Inc.(a)(b)	2,524	15,674
Expedia Inc.(a)	10,484	158,413
F5 Networks Inc.(a)	5,034	174,126
Global Sources Ltd.(a)	130	937
Google Inc. Class A(a)	15,048	6,344,086
GSI Commerce Inc.(a)	1,598	22,771
Health Grades Inc.(a)	1,437	5,619
HLTH Corp.(a)	6,493	85,058
i2 Technologies Inc.(a)	810	10,165
IAC/InterActiveCorp.(a)	2,996	48,086
iMergent Inc.	733	5,131
InfoSpace Inc.(a)	1,294	8,579
Internet Brands Inc. Class A(a)	842	5,894
Internet Capital Group Inc.(a)	1,390	9,355
j2 Global Communications Inc.(a)	2,666	60,145
Keynote Systems Inc.(a)	157	1,199
Knot Inc. (The)(a)	2,050	16,154
Lionbridge Technologies Inc.(a)	3,471	6,387
Liquidity Services Inc.(a)	990	9,761
LoopNet Inc.(a)(b)	1,247	9,664
McAfee Inc.(a)	9,757	411,648
MercadoLibre Inc.(a)	1,697	45,615
ModusLink Global Solutions Inc.(a)	158	1,084
Move Inc.(a)	9,897	21,378
Netflix Inc.(a)(b)	2,648	109,468
NIC Inc.	3,135	21,224
NutriSystem Inc.	1,957	28,376
1-800-FLOWERS.COM Inc.(a)	1,315	2,525
Online Resources Corp.(a)	1,452	9,060
OpenTable Inc.(a)	181	5,461
Openwave Systems Inc.(a)	2,404	5,385
Orbitz Worldwide Inc.(a)	140	266
Overstock.com Inc.(a)	911	10,896
PCTEL Inc.(a)	757	4,050
Perficient Inc.(a)	718	5,019
Priceline.com Inc.(a)	2,616	291,815
Rackspace Hosting Inc.(a)	4,156	57,602
RealNetworks Inc.(a)	2,120	6,339
RightNow Technologies Inc.(a)	1,634	19,281
S1 Corp.(a)	3,289	22,694
Safeguard Scientifics Inc.(a)	4,787	6,319
Sapient Corp.(a)	5,137	32,312
Shutterfly Inc.(a)	185	2,581
Sohu.com Inc.(a)(b)	1,885	118,435
SonicWALL Inc.(a)	88	482
Sourcefire Inc.(a)	1,374	17,024
Stamps.com Inc.(a)	750	6,360
SumTotal Systems Inc.(a)	1,918	9,226
Support.com Inc.(a)	1,856	4,046
Symantec Corp.(a)	51,572	802,460
TeleCommunication Systems Inc.(a)	2,446	17,391
Terremark Worldwide Inc.(a)	3,229	18,664
TIBCO Software Inc.(a)	3,949	28,314
Travelzoo Inc.(a)	494	5,409
US Auto Parts Network Inc.(a)	70	264
ValueClick Inc.(a)	5,618	59,101
Vasco Data Security International Inc.(a)	1,452	10,614
VeriSign Inc.(a)	12,105	223,700
Vignette Corp.(a)	1,208	15,885

Vocus Inc.(a)	941	18,594
WebMD Health Corp. Class A(a)(b)	480	14,362
Websense Inc.(a)	2,770	49,417
Yahoo! Inc.(a)	69,778	1,092,723
Zix Corp.(a)	3,834	5,751

		13,544,562
INVESTMENT COMPANIES—0.00%
Kohlberg Capital Corp.	122	771
Main Street Capital Corp.	385	5,271

		6,042
IRON & STEEL—0.02%
Cliffs Natural Resources Inc.	790	19,331
General Steel Holdings Inc.(a)	568	2,255
Schnitzer Steel Industries Inc. Class A	1,056	55,820

		77,406
LEISURE TIME—0.18%
Ambassadors Group Inc.	1,251	17,226
Carnival Corp.	12,490	321,867
Interval Leisure Group Inc.(a)	2,313	21,557
Life Time Fitness Inc.(a)	220	4,402
Multimedia Games Inc.(a)	444	2,202
Polaris Industries Inc.	1,949	62,602
Royal Caribbean Cruises Ltd.	2,524	34,175
Town Sports International Holdings Inc.(a)	795	2,981
Universal Travel Group(a)	544	6,087
WMS Industries Inc.(a)	2,726	85,896

		558,995
LODGING—0.16%
Ameristar Casinos Inc.	1,597	30,391
Choice Hotels International Inc.	611	16,259
Las Vegas Sands Corp.(a)	14,207	111,667
Marcus Corp.	110	1,157
Marriott International Inc. Class A	8,806	194,348
MGM MIRAGE(a)	5,696	36,397
Monarch Casino & Resort Inc.(a)	459	3,351
Morgans Hotel Group Co.(a)	1,580	6,051
Starwood Hotels & Resorts Worldwide Inc.	1,912	42,446
Wyndham Worldwide Corp.	4,928	59,727

		501,794
MACHINERY—0.65%
Altra Holdings Inc.(a)	224	1,678
Bolt Technology Corp.(a)	65	731
Bucyrus International Inc.	1,062	30,331
Caterpillar Inc.	18,905	624,621
Cognex Corp.	451	6,373
Cummins Inc.	4,185	147,354
Deere & Co.	6,586	263,111
Flow International Corp.(a)	2,042	4,799
Flowserve Corp.	3,518	245,592
Gorman-Rupp Co. (The)	568	11,457
Graco Inc.	1,716	37,786
Hurco Companies Inc.(a)	46	719
IDEX Corp.	2,991	73,489
Intermec Inc.(a)	3,909	50,426
iRobot Corp.(a)	1,057	13,720
Joy Global Inc.	5,632	201,175
Lindsay Corp.(b)	703	23,269
Middleby Corp. (The)(a)	1,066	46,819

Nordson Corp.	713	27,565
Robbins & Myers Inc.	123	2,368
Rockwell Automation Inc.	891	28,619
Sauer-Danfoss Inc.	583	3,574
Tennant Co.	1,192	21,921
Wabtec Corp.	2,995	96,349
Zebra Technologies Corp. Class A(a)	3,547	83,922

		2,047,768
MACHINERY - DIVERSIFIED—0.01%
Chart Industries Inc.(a)	1,662	30,215

		30,215
MANUFACTURING—2.11%
Actuant Corp. Class A	1,651	20,142
Acuity Brands Inc.	2,060	57,783
AZZ Inc.(a)	757	26,048
Blount International Inc.(a)	760	6,544
Brink’s Co. (The)	2,851	82,765
Carlisle Companies Inc.	1,034	24,857
China Fire & Security Group Inc.(a)	738	8,981
CLARCOR Inc.	1,187	34,649
Colfax Corp.(a)	426	3,289
Cooper Industries Ltd. Class A	2,573	79,892
Crane Co.	1,588	35,428
Danaher Corp.	10,102	623,697
Donaldson Co. Inc.	4,783	165,683
Dover Corp.	8,275	273,820
ESCO Technologies Inc.(a)	1,626	72,845
Flanders Corp.(a)	942	5,756
GenTek Inc.(a)	60	1,340
GP Strategies Corp.(a)	807	4,753
Harsco Corp.	3,683	104,229
Hexcel Corp.(a)	6,229	59,362
Honeywell International Inc.	46,732	1,467,385
ITT Corp.	1,132	50,374
Koppers Holdings Inc.	803	21,175
Lancaster Colony Corp.	1,220	53,765
Leggett & Platt Inc.	6,112	93,086
LSB Industries Inc.(a)	1,100	17,787
Matthews International Corp. Class A	1,865	58,039
Pall Corp.	7,506	199,359
Pentair Inc.	1,708	43,759
PMFG Inc.(a)	758	6,678
Polypore International Inc.(a)	435	4,837
Portec Rail Products Inc.	213	2,098
Raven Industries Inc.	1,090	27,904
Roper Industries Inc.	4,881	221,158
Smith & Wesson Holding Corp.(a)	3,301	18,750
Sturm, Ruger & Co. Inc.	1,100	13,684
Teleflex Inc.	1,057	47,385
3M Co.	43,628	2,622,042

		6,661,128
MEDIA—0.69%
Acacia Research Corp. - Acacia Technologies Group(a)	1,979	15,575
CKX Inc.(a)	3,617	25,645
Comcast Corp. Class A	13,547	196,296
Crown Media Holdings Inc. Class A(a)(b)	511	853
CTC Media Inc.(a)	2,132	25,200
DG FastChannel Inc.(a)	1,024	18,739
DIRECTV Group Inc. (The)(a)	28,881	713,650

Discovery Communications Inc. Class C(a)	16,424	337,185
Dolan Media Co.(a)	1,902	24,327
John Wiley & Sons Inc. Class A	2,592	86,184
LodgeNet Interactive Corp.(a)	1,454	4,944
Martha Stewart Living Omnimedia Inc. Class A(a)	1,466	4,486
McGraw-Hill Companies Inc. (The)	19,754	594,793
Mediacom Communications Corp. Class A(a)	940	4,803
New York Times Co. (The) Class A	457	2,518
Outdoor Channel Holdings Inc.(a)	109	643
Playboy Enterprises Inc. Class B(a)	723	1,815
PRIMEDIA Inc.	92	185
Scripps Networks Interactive Inc. Class A	3,273	91,088
Value Line Inc.	47	1,545
World Wrestling Entertainment Inc.	1,192	14,972

		2,165,446
METAL FABRICATE & HARDWARE—0.27%
Ampco-Pittsburgh Corp.	357	8,372
Dynamic Materials Corp.	799	15,405
Hawk Corp. Class A(a)	64	886
North American Galvanizing & Coatings Inc.(a)	849	5,145
Omega Flex Inc.	183	2,774
Precision Castparts Corp.	8,798	642,518
RBC Bearings Inc.(a)	1,314	26,871
Sun Hydraulics Corp.	321	5,191
TriMas Corp.(a)	572	1,928
Valmont Industries Inc.	1,323	95,362
Worthington Industries Inc.	3,447	44,087

		848,539
MINING—0.83%
Alcoa Inc.	28,344	292,794
Allied Nevada Gold Corp.(a)	2,320	18,699
AMCOL International Corp.	477	10,294
Compass Minerals International Inc.	1,112	61,060
Freeport-McMoRan Copper & Gold Inc.	15,701	786,777
Newmont Mining Corp.	30,071	1,229,002
Paramount Gold and Silver Corp.(a)	3,356	5,101
Royal Gold Inc.	649	27,063
Southern Copper Corp.	8,137	166,320
Stillwater Mining Co.(a)	635	3,626
United States Lime & Minerals Inc.(a)	54	2,291
Uranerz Energy Corp.(a)	3,268	6,144
Uranium Energy Corp.(a)	2,688	7,795

		2,616,966
OFFICE FURNISHINGS—0.04%
Herman Miller Inc.	3,366	51,634
HNI Corp.	2,041	36,860
Interface Inc. Class A	2,987	18,519
Knoll Inc.	2,677	20,292

		127,305
OIL & GAS—2.81%
Alon USA Energy Inc.	50	517
Apco Argentina Inc.	561	10,788
Approach Resources Inc.(a)	592	4,085
Arena Resources Inc.(a)	2,354	74,975
Atlas America Inc.	1,032	18,442
ATP Oil & Gas Corp.(a)	371	2,582
Atwood Oceanics Inc.(a)	3,003	74,805
BPZ Resources Inc.(a)	3,802	18,592

Brigham Exploration Co.(a)	2,785	9,720
Carrizo Oil & Gas Inc.(a)(b)	1,876	32,173
Cheniere Energy Inc.(a)	712	2,093
CNX Gas Corp.(a)	1,650	43,346
Comstock Resources Inc.(a)	233	7,701
Contango Oil & Gas Co.(a)	780	33,142
Continental Resources Inc.(a)	919	25,502
CREDO Petroleum Corp.(a)	499	5,329
Cubic Energy Inc.(a)	543	586
CVR Energy Inc.(a)	109	799
Delta Petroleum Corp.(a)	6,153	11,875
Diamond Offshore Drilling Inc.	4,330	359,607
Endeavour International Corp.(a)	6,653	9,048
ENSCO International Inc.	2,521	87,907
EQT Corp.	8,219	286,925
EXCO Resources Inc.(a)	7,717	99,704
Exxon Mobil Corp.	79,104	5,530,161
Forest Oil Corp.(a)	2,563	38,240
Frontier Oil Corp.	5,174	67,831
FX Energy Inc.(a)	2,182	8,270
GMX Resources Inc.(a)(b)	779	8,289
Gulfport Energy Corp.(a)	1,521	10,419
Helmerich & Payne Inc.	2,060	63,592
Holly Corp.	2,585	46,478
Isramco Inc.(a)	66	7,031
Mariner Energy Inc.(a)	5,025	59,044
McMoRan Exploration Co.(a)	3,495	20,830
Northern Oil and Gas Inc.(a)	1,947	12,402
Panhandle Oil and Gas Inc.	424	8,323
Patterson-UTI Energy Inc.	1,397	17,965
Petrohawk Energy Corp.(a)	17,307	385,946
Pioneer Drilling Co.(a)	363	1,739
Plains Exploration & Production Co.(a)	4,083	111,711
Pride International Inc.(a)	5,093	127,631
PrimeEnergy Corp.(a)	49	1,755
Quicksilver Resources Inc.(a)	7,348	68,263
Range Resources Corp.	1,446	59,879
Rex Energy Corp.(a)	978	5,575
Rowan Companies Inc.	1,250	24,150
Southwestern Energy Co.(a)	21,587	838,655
St. Mary Land & Exploration Co.	964	20,119
SulphCo Inc.(a)(b)	3,660	3,367
Tesoro Corp.	3,522	44,835
Toreador Resources Corp.	1,164	7,799
VAALCO Energy Inc.(a)	1,091	4,615
Venoco Inc.(a)	362	2,777
W&T Offshore Inc.	1,760	17,142
Warren Resources Inc.(a)	3,407	8,347
Zion Oil & Gas Inc.(a)	717	7,615

		8,861,038
OIL & GAS SERVICES—1.04%
Cal Dive International Inc.(a)	791	6,826
Cameron International Corp.(a)	13,626	385,616
CARBO Ceramics Inc.(b)	1,072	36,662
Dresser-Rand Group Inc.(a)	5,242	136,816
Dril-Quip Inc.(a)	1,817	69,228
Exterran Holdings Inc.(a)	1,803	28,920
FMC Technologies Inc.(a)	7,813	293,613
Geokinetics Inc.(a)	68	928
Gulf Island Fabrication Inc.	45	712
Hercules Offshore Inc.(a)	586	2,326
ION Geophysical Corp.(a)	422	1,085

Lufkin Industries Inc.	823	34,607
Matrix Service Co.(a)	486	5,579
NATCO Group Inc. Class A(a)	233	7,670
Natural Gas Services Group Inc.(a)	74	984
Oceaneering International Inc.(a)	3,433	155,172
RPC Inc.	1,731	14,454
Schlumberger Ltd.	34,130	1,846,774
Smith International Inc.	8,199	211,124
Tetra Technologies Inc.(a)	2,530	20,139
TGC Industries Inc.(a)	1,107	5,391
Willbros Group Inc.(a)	2,273	28,435

		3,293,061
PACKAGING & CONTAINERS—0.28%
AEP Industries Inc.(a)	362	9,553
Astronics Corp.(a)	496	5,153
Ball Corp.	3,833	173,098
BWAY Holding Co.(a)	30	526
Crown Holdings Inc.(a)	10,043	242,438
Owens-Illinois Inc.(a)	8,610	241,166
Packaging Corp. of America	637	10,319
Pactiv Corp.(a)	6,779	147,104
Silgan Holdings Inc.	877	42,999

		872,356
PHARMACEUTICALS—6.69%
Abbott Laboratories	97,103	4,567,725
Accelrys Inc.(a)	1,564	9,243
Acura Pharmaceuticals Inc.(a)(b)	452	2,703
Adolor Corp.(a)	2,691	4,736
Akorn Inc.(a)	2,999	3,599
Alkermes Inc.(a)	5,961	64,498
Allergan Inc.	19,128	910,110
Allos Therapeutics Inc.(a)	3,892	32,265
Alnylam Pharmaceuticals Inc.(a)	2,308	51,399
AmerisourceBergen Corp.	16,610	294,661
Amicus Therapeutics Inc.(a)	928	10,626
Amylin Pharmaceuticals Inc.(a)	8,837	119,300
Ardea Biosciences Inc.(a)(b)	925	14,560
Array BioPharma Inc.(a)	2,516	7,900
Auxilium Pharmaceuticals Inc.(a)	2,736	85,856
AVANIR Pharmaceuticals Inc. Class A(a)	3,713	8,243
AVI BioPharma Inc.(a)	4,700	7,426
Biodel Inc.(a)(b)	624	3,220
BioDelivery Sciences International Inc.(a)	770	5,136
BioMarin Pharmaceutical Inc.(a)	6,144	95,908
BioScrip Inc.(a)	2,588	15,321
BioSpecifics Technologies Corp.(a)	239	5,695
Bristol-Myers Squibb Co.	68,955	1,400,476
Cadence Pharmaceuticals Inc.(a)(b)	1,853	18,511
Caraco Pharmaceutical Laboratories Ltd.(a)	551	1,692
Catalyst Health Solutions Inc.(a)	2,295	57,237
Cephalon Inc.(a)(b)	4,636	262,629
Chelsea Therapeutics International Ltd.(a)	1,441	6,067
China Sky One Medical Inc.(a)(b)	757	10,204
Clarient Inc.(a)	1,812	6,741
Cornerstone Therapeutics Inc.(a)	470	5,161
Cubist Pharmaceuticals Inc.(a)	3,689	67,619
Cypress Bioscience Inc.(a)	2,368	22,307
Dendreon Corp.(a)	7,242	179,964
Depomed Inc.(a)	2,814	9,146
Discovery Laboratories Inc.(a)	6,320	6,510
DURECT Corp.(a)	5,378	12,800

Dyax Corp.(a)	3,252	6,959
Eli Lilly and Co.	33,361	1,155,625
Emergent BioSolutions Inc.(a)	1,010	14,473
Express Scripts Inc.(a)	15,569	1,070,369
Gilead Sciences Inc.(a)	56,948	2,667,444
Hemispherx Biopharma Inc.(a)	6,863	17,432
Herbalife Ltd.	3,923	123,731
Hi-Tech Pharmacal Co. Inc.(a)	116	1,032
Hospira Inc.(a)	10,078	388,205
Idenix Pharmaceuticals Inc.(a)	1,340	4,931
I-Flow Corp.(a)	1,120	7,773
Impax Laboratories Inc.(a)	3,782	27,836
Infinity Pharmaceuticals Inc.(a)	921	5,379
Insmed Inc.(a)	7,654	7,654
Inspire Pharmaceuticals Inc.(a)	2,470	13,733
Isis Pharmaceuticals Inc.(a)	5,887	97,136
ISTA Pharmaceuticals Inc.(a)	2,035	8,547
Javelin Pharmaceuticals Inc.(a)(b)	3,618	4,450
K-V Pharmaceutical Co. Class A(a)	1,908	6,125
Lannett Co. Inc.(a)	835	5,720
Ligand Pharmaceuticals Inc. Class B(a)	7,895	22,580
MannKind Corp.(a)(b)	3,283	27,282
MAP Pharmaceuticals Inc.(a)	693	8,468
Matrixx Initiatives Inc.(a)	1,021	5,707
Mead Johnson Nutrition Co. Class A(a)	1,088	34,566
Medarex Inc.(a)	8,089	67,543
Medco Health Solutions Inc.(a)	30,309	1,382,393
Medicines Co. (The)(a)	2,339	19,624
Medicis Pharmaceutical Corp. Class A	499	8,144
Medivation Inc.(a)(b)	1,793	40,181
Merck & Co. Inc.	24,111	674,144
MiddleBrook Pharmaceuticals Inc.(a)(b)	2,097	2,831
Mylan Inc.(a)(b)	13,688	178,628
Myriad Pharmaceuticals Inc.	1,451	6,747
Nabi Biopharmaceuticals(a)	2,383	5,767
NBTY Inc.(a)	2,321	65,267
Neogen Corp.(a)	836	24,227
Neurocrine Biosciences Inc.(a)	2,251	7,271
NeurogesX Inc.(a)	921	5,194
Noven Pharmaceuticals Inc.(a)	157	2,245
NPS Pharmaceuticals Inc.(a)	2,770	12,908
Nutraceutical International Corp.(a)	43	447
Obagi Medical Products Inc.(a)	1,030	7,509
Omnicare Inc.	3,132	80,680
Onyx Pharmaceuticals Inc.(a)	3,566	100,775
Opko Health Inc.(a)	2,812	4,977
OSI Pharmaceuticals Inc.(a)	3,640	102,757
Osiris Therapeutics Inc.(a)(b)	929	12,476
Pain Therapeutics Inc.(a)	1,930	10,364
Perrigo Co.	5,005	139,039
PetMed Express Inc.(a)	1,409	21,177
Pharmasset Inc.(a)	1,356	15,255
PharMerica Corp.(a)	1,904	37,376
Poniard Pharmaceuticals Inc.(a)	1,404	8,382
POZEN Inc.(a)	1,599	12,280
Progenics Pharmaceuticals Inc.(a)	1,567	8,070
Questcor Pharmaceuticals Inc.(a)	3,166	15,830
Repros Therapeutics Inc.(a)	762	5,479
Rigel Pharmaceuticals Inc.(a)	2,131	25,828
Salix Pharmaceuticals Ltd.(a)	3,006	29,669
Santarus Inc.(a)	3,179	8,965
Schering-Plough Corp.	86,655	2,176,774
Schiff Nutrition International Inc.(a)	31	158

SciClone Pharmaceuticals Inc.(a)	2,156	5,519
Sepracor Inc.(a)	6,855	118,729
SIGA Technologies Inc.(a)	1,598	13,487
Spectrum Pharmaceuticals Inc.(a)	2,021	15,461
Star Scientific Inc.(a)(b)	5,884	5,237
Sucampo Pharmaceuticals Inc.(a)	648	3,998
Synta Pharmaceuticals Corp.(a)	882	2,037
Synutra International Inc.(a)(b)	1,129	12,419
Theravance Inc.(a)	3,387	49,586
United Therapeutics Corp.(a)	1,464	121,995
USANA Health Sciences Inc.(a)(b)	429	12,754
Valeant Pharmaceuticals International(a)(b)	4,268	109,773
Vanda Pharmaceuticals Inc.(a)	1,657	19,503
VCA Antech Inc.(a)	5,315	141,911
ViroPharma Inc.(a)	936	5,550
VIVUS Inc.(a)	4,055	24,654
Warner Chilcott Ltd. Class A(a)	5,185	68,183
Wyeth	18,765	851,743
XenoPort Inc.(a)	1,620	37,535
Zymogenetics Inc.(a)	2,098	9,651

		21,077,457
PIPELINES—0.04%
El Paso Corp.	12,221	112,800

		112,800
REAL ESTATE—0.09%
CB Richard Ellis Group Inc. Class A(a)	13,726	128,475
St. Joe Co. (The)(a)(b)	5,803	153,721

		282,196
REAL ESTATE INVESTMENT TRUSTS—0.55%
Acadia Realty Trust	576	7,517
Alexander’s Inc.	78	21,029
Alexandria Real Estate Equities Inc.	523	18,718
Associated Estates Realty Corp.	117	697
CapitalSource Inc.	2,293	11,190
Digital Realty Trust Inc.	4,776	171,220
DuPont Fabros Technology Inc.	945	8,902
EastGroup Properties Inc.	956	31,567
Equity Lifestyle Properties Inc.	763	28,368
Federal Realty Investment Trust	483	24,884
Getty Realty Corp.	425	8,020
HCP Inc.	6,699	141,952
Health Care REIT Inc.	3,506	119,555
Investors Real Estate Trust	227	2,018
LTC Properties Inc.	156	3,190
Mid-America Apartment Communities Inc.	870	31,938
National Health Investors Inc.	83	2,217
Nationwide Health Properties Inc.	4,856	124,993
Omega Healthcare Investors Inc.	944	14,651
PS Business Parks Inc.	353	17,099
Public Storage	8,442	552,782
Redwood Trust Inc.	613	9,048
Saul Centers Inc.	359	10,616
Simon Property Group Inc.	6,343	326,220
Tanger Factory Outlet Centers Inc.	1,216	39,435
UMH Properties Inc.	131	1,044
Universal Health Realty Income Trust	366	11,536
Washington Real Estate Investment Trust	406	9,082

		1,749,488

RETAIL—9.39%
Abercrombie & Fitch Co. Class A	2,743	69,645
Advance Auto Parts Inc.	5,979	248,069
Aeropostale Inc.(a)	4,234	145,099
AFC Enterprises Inc.(a)	149	1,006
Allion Healthcare Inc.(a)	64	381
American Eagle Outfitters Inc.	10,704	151,676
America’s Car-Mart Inc.(a)	360	7,380
AutoNation Inc.(a)	431	7,478
AutoZone Inc.(a)	2,016	304,638
Barnes & Noble Inc.	478	9,861
Bebe Stores Inc.	1,470	10,114
Bed Bath & Beyond Inc.(a)	16,384	503,808
Best Buy Co. Inc.	21,154	708,447
Big 5 Sporting Goods Corp.	1,333	14,743
Big Lots Inc.(a)	576	12,113
BJ’s Restaurants Inc.(a)	1,248	21,054
BJ’s Wholesale Club Inc.(a)	595	19,177
Books-A-Million Inc.	46	327
Brinker International Inc.	6,268	106,744
Buckle Inc. (The)	1,404	44,605
Buffalo Wild Wings Inc.(a)	1,050	34,146
Burger King Holdings Inc.	6,667	115,139
California Pizza Kitchen Inc.(a)	1,297	17,237
Caribou Coffee Co. Inc.(a)	430	2,761
CarMax Inc.(a)	9,835	144,575
Carrols Restaurant Group Inc.(a)	860	5,728
Casey’s General Stores Inc.	1,943	49,916
Cato Corp. (The) Class A	1,724	30,067
CEC Entertainment Inc.(a)	1,439	42,422
Charlotte Russe Holding Inc.(a)	881	11,347
Charming Shoppes Inc.(a)	486	1,808
Cheesecake Factory Inc. (The)(a)	3,897	67,418
Chico’s FAS Inc.(a)	10,429	101,474
Children’s Place Retail Stores Inc. (The)(a)	1,490	39,381
Chipotle Mexican Grill Inc. Class A(a)(b)	2,030	162,400
Christopher & Banks Corp.	270	1,812
Citi Trends Inc.(a)	951	24,612
CKE Restaurants Inc.	2,984	25,304
Coldwater Creek Inc.(a)	3,367	20,404
Collective Brands Inc.(a)	1,740	25,352
Copart Inc.(a)(b)	4,189	145,233
Costco Wholesale Corp.	27,267	1,246,102
Cracker Barrel Old Country Store Inc.	1,118	31,192
CVS Caremark Corp.	27,901	889,205
Darden Restaurants Inc.	8,665	285,772
Denny’s Corp.(a)	5,088	10,939
Destination Maternity Corp.(a)	335	5,588
Dick’s Sporting Goods Inc.(a)	5,518	94,910
DineEquity Inc.	1,012	31,564
Dollar Tree Inc.(a)	5,643	237,570
Domino’s Pizza Inc.(a)	217	1,625
Dress Barn Inc.(a)	716	10,239
DSW Inc. Class A(a)(b)	484	4,767
Einstein Noah Restaurant Group Inc.(a)	140	1,211
EZCORP Inc.(a)	2,700	29,106
Family Dollar Stores Inc.	8,804	249,153
FGX International Holdings Ltd.(a)	937	10,663
Finish Line Inc. (The) Class A	1,433	10,633
First Cash Financial Services Inc.(a)	1,430	25,054
Foot Locker Inc.	4,303	45,052
Fred’s Inc. Class A	738	9,299
Fuqi International Inc.(a)(b)	571	11,825
GameStop Corp. Class A(a)	9,092	200,115

Gap Inc. (The)	26,767	438,979
hhgregg Inc.(a)	733	11,112
Hibbett Sports Inc.(a)	1,710	30,780
Home Depot Inc. (The)	7,132	168,529
Hot Topic Inc.(a)	1,629	11,908
HSN Inc.(a)	2,472	26,129
Insight Enterprises Inc.(a)	514	4,965
J. Crew Group Inc.(a)	3,151	85,140
Jack in the Box Inc.(a)	3,577	80,304
Jo-Ann Stores Inc.(a)	609	12,588
Jos. A. Bank Clothiers Inc.(a)	1,142	39,353
Kirkland’s Inc.(a)	758	9,104
Kohl’s Corp.(a)(b)	17,935	766,721
Krispy Kreme Doughnuts Inc.(a)	3,536	10,608
Limited Brands Inc.	11,194	133,992
Lowe’s Companies Inc.	29,163	566,054
lululemon athletica inc.(a)(b)	2,537	33,057
Lumber Liquidators Inc.(a)	893	14,074
McCormick & Schmick’s Seafood Restaurants Inc.(a)	92	700
McDonald’s Corp.	69,318	3,985,092
Men’s Wearhouse Inc. (The)	342	6,560
MSC Industrial Direct Co. Inc. Class A	2,654	94,164
99 Cents Only Stores(a)	2,575	34,969
Nordstrom Inc.(b)	10,365	206,160
Nu Skin Enterprises Inc. Class A	3,091	47,292
Office Depot Inc.(a)	3,092	14,100
OfficeMax Inc.	3,430	21,540
O’Reilly Automotive Inc.(a)	8,518	324,365
P.F. Chang’s China Bistro Inc.(a)(b)	1,534	49,180
Panera Bread Co. Class A(a)(b)	1,724	85,959
Pantry Inc. (The)(a)	218	3,619
Papa John’s International Inc.(a)	1,200	29,748
PC Mall Inc.(a)	535	3,617
Penske Automotive Group Inc.	848	14,111
PetSmart Inc.	7,909	169,727
PriceSmart Inc.	837	14,020
RadioShack Corp.	1,014	14,155
Red Robin Gourmet Burgers Inc.(a)	233	4,369
Ross Stores Inc.	8,024	309,726
Rush Enterprises Inc. Class A(a)	435	5,068
Ruth’s Hospitality Group Inc.(a)	1,001	3,674
Sally Beauty Holdings Inc.(a)	1,458	9,273
School Specialty Inc.(a)	404	8,165
Sonic Automotive Inc.	530	5,385
Sonic Corp.(a)	3,479	34,894
Sport Supply Group Inc.	162	1,392
Staples Inc.	44,937	906,379
Starbucks Corp.(a)	46,225	642,065
Stein Mart Inc.(a)	1,477	13,086
Susser Holdings Corp.(a)	72	806
Systemax Inc.(a)(b)	352	4,192
Talbots Inc. (The)	925	4,995
Target Corp.	47,246	1,864,800
Texas Roadhouse Inc. Class A(a)	2,918	31,835
Tiffany & Co.	7,133	180,893
Tim Hortons Inc.	11,364	278,873
Titan Machinery Inc.(a)	775	9,835
TJX Companies Inc. (The)	25,961	816,733
Tractor Supply Co.(a)	2,250	92,970
Tween Brands Inc.(a)	178	1,189
Ulta Salon Cosmetics & Fragrance Inc.(a)	1,716	19,082
Under Armour Inc. Class A(a)(b)	2,155	48,229

Urban Outfitters Inc.(a)	8,057	168,150
Walgreen Co.	62,306	1,831,796
Wal-Mart Stores Inc.	138,909	6,728,752
Wendy’s/Arby’s Group Inc. Class A	9,218	36,872
Wet Seal Inc. Class A(a)	5,607	17,213
Williams-Sonoma Inc.	2,369	28,120
World Fuel Services Corp.	1,846	76,111
Yum! Brands Inc.	28,997	966,760
Zumiez Inc.(a)(b)	1,235	9,892

		29,620,534
SAVINGS & LOANS—0.10%
Brookline Bancorp Inc.	879	8,192
Brooklyn Federal Bancorp Inc.	93	1,046
Capitol Federal Financial	1,251	47,951
Cheviot Financial Corp.	37	296
Clifton Savings Bancorp Inc.	62	667
Heritage Financial Group	26	223
Hudson City Bancorp Inc.	16,297	216,587
Investors Bancorp Inc.(a)	248	2,272
Kearny Financial Corp.	221	2,528
Kentucky First Federal Bancorp	29	352
Oritani Financial Corp.(a)	647	8,870
Prudential Bancorp Inc. of Pennsylvania	207	2,445
Roma Financial Corp.	385	4,905
TFS Financial Corp.	584	6,202
United Financial Bancorp Inc.	173	2,391
ViewPoint Financial Group	590	8,986

		313,913
SEMICONDUCTORS—3.67%
Actel Corp.(a)	536	5,751
Advanced Analogic Technologies Inc.(a)	3,005	13,793
Advanced Micro Devices Inc.(a)	18,435	71,343
Altera Corp.	18,424	299,943
Amkor Technology Inc.(a)(b)	6,818	32,249
ANADIGICS Inc.(a)	3,766	15,780
Analog Devices Inc.	18,292	453,276
Applied Micro Circuits Corp.(a)	4,111	33,422
ATMI Inc.(a)	581	9,023
Broadcom Corp. Class A(a)	30,847	764,697
Cabot Microelectronics Corp.(a)	157	4,442
Cavium Networks Inc.(a)	2,265	38,075
CEVA Inc.(a)	877	7,612
Cirrus Logic Inc.(a)	4,052	18,234
Cree Inc.(a)	5,581	164,026
Cypress Semiconductor Corp.(a)	8,235	75,762
Diodes Inc.(a)	1,989	31,108
Emulex Corp.(a)	4,816	47,100
Entropic Communications Inc.(a)	3,221	7,247
Exar Corp.(a)	206	1,481
FormFactor Inc.(a)	2,909	50,151
Hittite Microwave Corp.(a)	1,339	46,530
Integrated Device Technology Inc.(a)	2,212	13,360
Intel Corp.	216,524	3,583,472
Intellon Corp.(a)	1,290	5,483
International Rectifier Corp.(a)	1,987	29,427
Intersil Corp. Class A	3,800	47,766
IPG Photonics Corp.(a)	1,593	17,475
IXYS Corp.	1,444	14,613
Kopin Corp.(a)	4,181	15,344
Kulicke and Soffa Industries Inc.(a)	4,433	15,205
Lam Research Corp.(a)	7,933	206,258

Lattice Semiconductor Corp.(a)	601	1,130
Linear Technology Corp.	13,956	325,873
Marvell Technology Group Ltd.(a)	29,034	337,956
Maxim Integrated Products Inc.	16,056	251,919
MEMC Electronic Materials Inc.(a)	14,147	251,958
Micrel Inc.	1,161	8,499
Microchip Technology Inc.	10,479	236,301
Micron Technology Inc.(a)	9,323	47,174
Microsemi Corp.(a)	5,055	69,759
Microtune Inc.(a)	2,881	6,742
MIPS Technologies Inc. Class A(a)	2,757	8,271
Monolithic Power Systems Inc.(a)	2,118	47,464
National Semiconductor Corp.	14,465	181,536
NetLogic Microsystems Inc.(a)	1,186	43,242
Novellus Systems Inc.(a)	3,699	61,773
NVIDIA Corp.(a)	34,301	387,258
ON Semiconductor Corp.(a)	26,380	180,967
PLX Technology Inc.(a)	1,540	5,806
Power Integrations Inc.	1,496	35,590
QLogic Corp.(a)	7,449	94,453
Rambus Inc.(a)	6,654	103,070
Rubicon Technology Inc.(a)	774	11,053
Rudolph Technologies Inc.(a)	936	5,167
Semitool Inc.(a)	45	208
Semtech Corp.(a)	3,821	60,792
Silicon Laboratories Inc.(a)	2,882	109,343
Skyworks Solutions Inc.(a)	10,499	102,680
Standard Microsystems Corp.(a)	357	7,301
Supertex Inc.(a)	600	15,066
Techwell Inc.(a)	792	6,732
Teradyne Inc.(a)	10,845	74,397
Tessera Technologies Inc.(a)	2,959	74,833
Texas Instruments Inc.	80,111	1,706,364
TriQuint Semiconductor Inc.(a)	5,201	27,617
Ultratech Inc.(a)	1,364	16,791
Varian Semiconductor Equipment Associates Inc.(a)	4,560	109,394
Veeco Instruments Inc.(a)	1,135	13,155
Virage Logic Corp.(a)	80	360
Volterra Semiconductor Corp.(a)	1,486	19,526
Xilinx Inc.	17,213	352,178
Zoran Corp.(a)	2,429	26,476

		11,565,622
SOFTWARE—8.71%
ACI Worldwide Inc.(a)	2,038	28,450
Activision Blizzard Inc.(a)	20,422	257,930
Actuate Corp.(a)	3,259	15,578
Acxiom Corp.	3,469	30,631
Adobe Systems Inc.(a)	32,901	931,098
Advent Software Inc.(a)	977	32,036
Allscripts-Misys Healthcare Solutions Inc.(b)	3,925	62,251
American Reprographics Co.(a)	2,127	17,697
American Software Inc. Class A	877	5,052
AMICAS Inc.(a)	1,799	5,001
ANSYS Inc.(a)	5,500	171,380
ArcSight Inc.(a)	1,144	20,329
Autodesk Inc.(a)	9,705	184,201
Automatic Data Processing Inc.	31,566	1,118,699
Avid Technology Inc.(a)	381	5,109
Blackbaud Inc.	2,752	42,794
Blackboard Inc.(a)	1,900	54,834
BMC Software Inc.(a)	11,586	391,491

Bottomline Technologies Inc.(a)	1,551	13,975
Broadridge Financial Solutions Inc.	5,474	90,759
CA Inc.	19,040	331,867
Callidus Software Inc.(a)	1,758	5,010
Cerner Corp.(a)(b)	4,213	262,428
China TransInfo Technology Corp.(a)	544	2,546
Citrix Systems Inc.(a)	11,364	362,398
CommVault Systems Inc.(a)	2,499	41,433
Computer Programs and Systems Inc.	606	23,216
Concur Technologies Inc.(a)	2,575	80,031
CSG Systems International Inc.(a)	1,236	16,365
Deltek Inc.(a)	1,011	4,388
DemandTec Inc.(a)	1,148	10,102
Digi International Inc.(a)	691	6,737
DivX Inc.(a)	1,896	10,409
Double-Take Software Inc.(a)	1,006	8,702
Dun & Bradstreet Corp. (The)	3,339	271,160
Ebix Inc.(a)	437	13,687
Eclipsys Corp.(a)	3,518	62,550
Electronic Arts Inc.(a)	20,282	440,525
EPIQ Systems Inc.(a)	2,020	31,007
FalconStor Software Inc.(a)	2,806	13,329
Fidelity National Information Services Inc.	4,508	89,980
Fiserv Inc.(a)	9,772	446,580
Global Payments Inc.	5,046	189,023
GSE Systems Inc.(a)	969	6,541
IMS Health Inc.	2,695	34,227
inContact Inc.(a)	1,859	5,094
infoGROUP Inc.(a)	1,131	6,458
Informatica Corp.(a)	5,383	92,534
InnerWorkings Inc.(a)	1,854	8,807
Interactive Intelligence Inc.(a)	724	8,876
Intuit Inc.(a)	20,292	571,423
JDA Software Group Inc.(a)	1,218	18,221
Lawson Software Inc.(a)	3,516	19,619
ManTech International Corp. Class A(a)	1,096	47,172
MasterCard Inc. Class A	5,348	894,774
MedAssets Inc.(a)	2,466	47,964
Metavante Technologies Inc.(a)	5,532	143,058
Microsoft Corp.	484,274	11,511,193
MicroStrategy Inc. Class A(a)	532	26,717
MoneyGram International Inc.(a)	4,285	7,627
MSCI Inc. Class A(a)	6,281	153,508
NetSuite Inc.(a)(b)	1,029	12,152
Novell Inc.(a)	9,275	42,016
Nuance Communications Inc.(a)	12,486	150,956
Omnicell Inc.(a)	1,847	19,855
Omniture Inc.(a)	4,022	50,516
OpenTV Corp. Class A(a)	847	1,118
OPNET Technologies Inc.	702	6,430
Oracle Corp.	240,160	5,144,227
Parametric Technology Corp.(a)	7,280	85,103
Paychex Inc.	20,215	509,418
Pegasystems Inc.	837	22,080
Phase Forward Inc.(a)	2,816	42,550
Phoenix Technologies Ltd.(a)	1,618	4,385
Progress Software Corp.(a)	2,496	52,840
PROS Holdings Inc.(a)	1,369	11,116
QAD Inc.	546	1,775
Quality Systems Inc.(b)	1,478	84,187
Quest Software Inc.(a)	417	5,813
Red Hat Inc.(a)	11,862	238,782
Renaissance Learning Inc.	432	3,979

Rosetta Stone Inc.(a)	385	10,564
Salesforce.com Inc.(a)	6,800	259,556
SeaChange International Inc.(a)	1,007	8,086
SEI Investments Co.	7,605	137,194
Smith Micro Software Inc.(a)	1,640	16,105
SolarWinds Inc.(a)	747	12,318
Solera Holdings Inc.(a)	4,359	110,719
SPSS Inc.(a)	1,099	36,674
Sybase Inc.(a)	5,219	163,563
Synchronoss Technologies Inc.(a)	1,236	15,166
SYNNEX Corp.(a)	234	5,848
Take-Two Interactive Software Inc.	661	6,260
Taleo Corp. Class A(a)	1,950	35,627
THQ Inc.(a)	3,358	24,043
Total System Services Inc.	7,333	98,189
Trident Microsystems Inc.(a)	1,406	2,446
Ultimate Software Group Inc.(a)	1,484	35,972
Unica Corp.(a)	1,053	5,770
VeriFone Holdings Inc.(a)	4,503	33,818
VMware Inc. Class A(a)(b)	3,218	87,755
Wind River Systems Inc.(a)	4,055	46,470

		27,448,022
STORAGE & WAREHOUSING—0.00%
Mobile Mini Inc.(a)	577	8,465

		8,465
TELECOMMUNICATIONS—5.48%
Acme Packet Inc.(a)	2,418	24,470
ADC Telecommunications Inc.(a)	1,161	9,242
ADTRAN Inc.	2,691	57,776
Airvana Inc.(a)	1,276	8,128
Alaska Communications Systems Group Inc.	2,748	20,115
Amdocs Ltd.(a)	1,727	37,044
American Tower Corp. Class A(a)	24,982	787,682
Anaren Inc.(a)	797	14,091
Anixter International Inc.(a)	284	10,676
Applied Signal Technology Inc.	808	20,612
ARRIS Group Inc.(a)	5,852	71,160
Aruba Networks Inc.(a)	3,674	32,111
Atheros Communications Inc.(a)	3,825	73,593
BigBand Networks Inc.(a)	1,921	9,932
Cbeyond Inc.(a)	1,395	20,018
Centennial Communications Corp.(a)	5,313	44,417
Ciena Corp.(a)	621	6,427
Cincinnati Bell Inc.(a)	2,383	6,768
Cisco Systems Inc.(a)	362,410	6,755,322
Comtech Telecommunications Corp.(a)	1,717	54,738
Consolidated Communications Holdings Inc.	610	7,143
Corning Inc.	83,382	1,339,115
CPI International Inc.(a)	84	730
Crown Castle International Corp.(a)	6,552	157,379
DigitalGlobe Inc.(a)	913	17,530
EMS Technologies Inc.(a)	774	16,177
FairPoint Communications Inc.	2,941	1,765
FiberNet Telecom Group Inc.(a)	399	4,956
Frontier Communications Corp.	8,507	60,740
General Communication Inc. Class A(a)	1,476	10,229
GeoEye Inc.(a)(b)	1,095	25,798
Global Crossing Ltd.(a)	1,540	14,137
Harmonic Inc.(a)	4,567	26,900
Harris Corp.	6,514	184,737
Hickory Tech Corp.	791	6,075

Hughes Communications Inc.(a)	464	10,593
Infinera Corp.(a)	5,436	49,631
InterDigital Inc.(a)	2,679	65,475
Iowa Telecommunications Services Inc.	223	2,790
iPCS Inc.(a)	971	14,526
Ixia(a)	1,672	11,269
JDS Uniphase Corp.(a)	6,752	38,621
Juniper Networks Inc.(a)	32,863	775,567
Knology Inc.(a)	628	5,420
KVH Industries Inc.(a)	799	5,457
Leap Wireless International Inc.(a)	2,838	93,455
Loral Space & Communications Inc.(a)	665	17,124
MasTec Inc.(a)	2,335	27,366
MetroPCS Communications Inc.(a)	15,901	211,642
Motorola Inc.	9,185	60,897
NETGEAR Inc.(a)	682	9,828
Network Equipment Technologies Inc.(a)	1,229	5,236
NeuStar Inc. Class A(a)	4,426	98,080
Neutral Tandem Inc.(a)	2,054	60,634
NII Holdings Inc.(a)	552	10,527
Novatel Wireless Inc.(a)	1,888	17,030
NTELOS Holdings Corp.	1,746	32,161
Oplink Communications Inc.(a)	980	11,172
Opnext Inc.(a)	988	2,114
PAETEC Holding Corp.(a)	7,636	20,617
ParkerVision Inc.(a)	1,343	4,110
Plantronics Inc.	2,694	50,944
Polycom Inc.(a)	2,086	42,283
Preformed Line Products Co.	128	5,640
Premiere Global Services Inc.(a)	3,097	33,571
QUALCOMM Inc.	103,988	4,700,258
RCN Corp.(a)	2,255	13,462
RF Micro Devices Inc.(a)	15,393	57,878
SAVVIS Inc.(a)	2,206	25,281
SBA Communications Corp. Class A(a)	7,330	179,878
Shenandoah Telecommunications Co.	1,505	30,536
ShoreTel Inc.(a)	2,819	22,552
Starent Networks Corp.(a)	2,452	59,853
Switch & Data Facilities Co. Inc.(a)	1,196	14,029
Syniverse Holdings Inc.(a)	3,552	56,939
Tekelec(a)	1,384	23,293
3Com Corp.(a)	19,895	93,705
tw telecom inc.(a)	9,369	96,220
USA Mobility Inc.	1,264	16,129
Viasat Inc.(a)	1,623	41,614
Virgin Mobile USA Inc. Class A(a)	889	3,574
Windstream Corp.	12,734	106,456

		17,273,170
TEXTILES—0.01%
Cintas Corp.	1,487	33,963
UniFirst Corp.	162	6,022

		39,985
TOYS, GAMES & HOBBIES—0.16%
Hasbro Inc.	4,678	113,395
LeapFrog Enterprises Inc.(a)	1,925	4,408
Marvel Entertainment Inc.(a)	3,069	109,226
Mattel Inc.	17,468	280,361

		507,390
TRANSPORTATION—1.57%
Air Transport Services Group Inc.(a)	2,513	5,830

C.H. Robinson Worldwide Inc.	10,644	555,085
Celadon Group Inc.(a)	1,105	9,271
Con-way Inc.	957	33,792
Dynamex Inc.(a)	572	8,803
Expeditors International Washington Inc.	13,336	444,622
Forward Air Corp.	871	18,570
Genesee & Wyoming Inc. Class A(a)	2,051	54,372
Golar LNG Ltd.	1,732	14,809
GulfMark Offshore Inc.(a)	751	20,728
Heartland Express Inc.	2,038	29,999
Hub Group Inc. Class A(a)	1,118	23,076
J.B. Hunt Transport Services Inc.	5,484	167,427
Kansas City Southern Industries Inc.(a)	2,618	42,176
Kirby Corp.(a)	696	22,126
Knight Transportation Inc.	2,837	46,952
Landstar System Inc.	3,263	117,174
Marten Transport Ltd.(a)	956	19,847
Norfolk Southern Corp.	2,998	112,935
Old Dominion Freight Line Inc.(a)	283	9,500
Patriot Transportation Holding Inc.(a)	76	5,543
PHI Inc.(a)	541	9,273
Ship Finance International Ltd.	1,664	18,354
Teekay Corp.	1,149	24,163
Teekay Tankers Ltd. Class A(b)	823	7,646
Union Pacific Corp.	16,820	875,649
United Parcel Service Inc. Class B	43,449	2,172,016
USA Truck Inc.(a)	391	5,290
UTi Worldwide Inc.(a)	5,621	64,079

		4,939,107
TRUCKING & LEASING—0.01%
GATX Corp.	1,270	32,664
TAL International Group Inc.	130	1,417

		34,081
WATER—0.01%
American Water Works Co. Inc.	513	9,803
California Water Service Group	141	5,194
Connecticut Water Service Inc.	34	737
Consolidated Water Co. Ltd.	301	4,771
Pennichuck Corp.	53	1,208
PICO Holdings Inc.(a)	455	13,059
York Water Co.	338	5,182

		39,954

TOTAL COMMON STOCKS
(Cost: $401,936,251)		314,494,438

Security	Shares	Value

WARRANTS—0.00%

ENERGY - ALTERNATE SOURCES—0.00%
GreenHunter Energy Inc. (Expires 9/14/11)(a)(b)(c)	27	0

		0
TELECOMMUNICATIONS—0.00%
Lantronix Inc.(a)(c)	2	0

		0

TOTAL WARRANTS
(Cost: $0)		0

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.48%

MONEY MARKET FUNDS—1.48%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40%(d)(e)(f)	3,290,886	3,290,886
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32%(d)(e)(f)	574,042	574,042
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%(d)(e)	800,400	800,400

		4,665,328
TOTAL SHORT-TERM INVESTMENTS

(Cost: $4,665,328)		4,665,328

TOTAL INVESTMENTS IN SECURITIES—101.23%
(Cost: $406,601,579)		319,159,766
Other Assets, Less Liabilities—(1.23)%		(3,883,494)

NET ASSETS—100.00%		$315,276,272

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2009

Security	Shares	Value

COMMON STOCKS—99.62%

ADVERTISING—0.09%
Clear Channel Outdoor Holdings Inc. Class A(a)	2,517	$13,340
Gaiam Inc. Class A(a)	923	5,049
Harte-Hanks Inc.	2,202	20,368
Interpublic Group of Companies Inc. (The)(a)	31,834	160,762
inVentiv Health Inc.(a)	1,413	19,118
Lamar Advertising Co. Class A(a)	3,750	57,262
Marchex Inc. Class B	601	2,025

		277,924
AEROSPACE & DEFENSE—1.69%
AAR Corp.(a)	2,372	38,071
Argon ST Inc.(a)	115	2,366
BE Aerospace Inc.(a)	3,173	45,564
Boeing Co. (The)	44,616	1,896,180
Curtiss-Wright Corp.	2,994	89,012
Ducommun Inc.	725	13,623
Esterline Technologies Corp.(a)	1,303	35,272
General Dynamics Corp.	20,952	1,160,531
Herley Industries Inc.(a)	611	6,703
Kaman Corp.	237	3,958
L-3 Communications Holdings Inc.	7,790	540,470
LMI Aerospace Inc.(a)	230	2,328
Moog Inc. Class A(a)	2,836	73,197
Northrop Grumman Corp.	19,060	870,661
Raytheon Co.	6,069	269,646
Spirit AeroSystems Holdings Inc. Class A(a)	4,766	65,485
Teledyne Technologies Inc.(a)	1,590	52,072
Triumph Group Inc.	1,091	43,640
United Technologies Corp.	4,593	238,652

		5,447,431
AGRICULTURE—0.51%
Alico Inc.	59	1,771
Alliance One International Inc.(a)	1,877	7,133
Andersons Inc. (The)	1,317	39,431
Archer-Daniels-Midland Co.	18,872	505,203
Bunge Ltd.	8,171	492,303
Griffin Land & Nurseries Inc.	234	7,320
Lorillard Inc.	1,317	89,253
Reynolds American Inc.	11,295	436,213
Universal Corp.	1,550	51,320

		1,629,947
AIRLINES—0.13%
Alaska Air Group Inc.(a)	2,465	45,011
JetBlue Airways Corp.(a)	15,166	64,759
Republic Airways Holdings Inc.(a)	1,703	11,121
SkyWest Inc.	4,011	40,912
Southwest Airlines Co.	34,129	229,688
UAL Corp.(a)	569	1,815

US Airways Group Inc.(a)	9,584	23,289

		416,595
APPAREL—0.18%
Carter’s Inc.(a)	816	20,082
Columbia Sportswear Co.	809	25,014
Crocs Inc.(a)	3,297	11,210
G-III Apparel Group Ltd.(a)	475	5,458
Gymboree Corp.(a)	404	14,334
Iconix Brand Group Inc.(a)	3,938	60,566
Jones Apparel Group Inc.	5,953	63,876
K-Swiss Inc. Class A	764	6,494
Liz Claiborne Inc.	1,948	5,610
Oxford Industries Inc.	264	3,076
Perry Ellis International Inc.(a)	371	2,701
Phillips-Van Heusen Corp.	1,182	33,912
Polo Ralph Lauren Corp.	195	10,440
Quiksilver Inc.(a)	8,662	16,025
SKECHERS U.S.A. Inc. Class A(a)	2,101	20,527
Timberland Co. Class A(a)	1,044	13,854
Unifi Inc.(a)	3,096	4,396
VF Corp.	4,592	254,167

		571,742
AUTO MANUFACTURERS—0.43%
Ford Motor Co.(a)	209,250	1,270,147
Oshkosh Corp.	4,913	71,435
PACCAR Inc.	1,792	58,258

		1,399,840
AUTO PARTS & EQUIPMENT—0.25%
American Axle & Manufacturing Holdings Inc.	3,399	11,693
ArvinMeritor Inc.	5,023	22,051
ATC Technology Corp.(a)	342	4,959
Autoliv Inc.	5,697	163,903
BorgWarner Inc.	562	19,192
Dana Holding Corp.(a)	6,819	8,728
Dorman Products Inc.(a)	759	10,497
Exide Technologies Inc.(a)	3,046	11,362
Federal Mogul Corp. Class A(a)	973	9,195
Johnson Controls Inc.	17,907	388,940
Lear Corp.(a)(b)	4,410	2,205
Miller Industries Inc.(a)	593	5,218
Modine Manufacturing Co.	2,139	10,267
Spartan Motors Inc.	2,049	23,215
Standard Motor Products Inc.	487	4,027
Superior Industries International Inc.	1,728	24,365
Tenneco Inc.(a)	3,196	33,878
Titan International Inc.	2,220	16,583
TRW Automotive Holdings Corp.(a)	2,513	28,397
WABCO Holdings Inc.	430	7,611

		806,286
BANKS—8.32%
Alliance Financial Corp.	238	6,750
American National Bankshares Inc.	354	6,825
Ameris Bancorp	1,023	6,465
Ames National Corp.	223	5,443
Arrow Financial Corp.	233	6,291
Associated Banc-Corp.	8,562	107,025
Auburn National Bancorporation Inc.	183	5,215
BancFirst Corp.	478	16,529
Banco Latinoamericano de Exportaciones SA Class E	2,058	25,581
Bancorp Inc. (The)(a)	772	4,632

Bancorp Rhode Island Inc.	250	4,927
BancorpSouth Inc.	5,683	116,672
Bank Mutual Corp.	3,393	29,587
Bank of America Corp.	512,370	6,763,284
Bank of Hawaii Corp.	3,294	118,024
Bank of Kentucky Financial Corp. (The)	200	5,600
Bank of Marin Bancorp	75	2,021
Bank of New York Mellon Corp. (The)	63,639	1,865,259
Bank of the Ozarks Inc.	853	18,450
Banner Corp.	1,188	4,538
Bar Harbor Bankshares	173	5,337
BB&T Corp.	43,317	952,108
BOK Financial Corp.	897	33,790
Boston Private Financial Holdings Inc.	3,858	17,284
Bridge Bancorp Inc.	74	2,014
Bryn Mawr Bank Corp.	475	8,963
Camden National Corp.	530	18,036
Capital City Bank Group Inc.(b)	776	13,076
Cardinal Financial Corp.	614	4,808
Cathay General Bancorp(b)	1,904	18,107
Center Bancorp Inc.	616	5,020
Centerstate Banks Inc.	637	4,727
Central Pacific Financial Corp.	1,851	6,941
Century Bancorp Inc. Class A	282	5,200
Chemical Financial Corp.	1,375	27,376
Citizens & Northern Corp.	614	12,630
Citizens Holding Co.	170	5,304
Citizens Republic Bancorp Inc.(a)	8,971	6,369
City Holding Co.	1,099	33,366
City National Corp.	2,969	109,348
CNB Financial Corp.	372	5,271
CoBiz Financial Inc.	1,329	8,519
Colonial BancGroup Inc. (The)(b)	13,871	8,600
Columbia Banking System Inc.	1,371	14,025
Comerica Inc.	10,119	214,017
Commerce Bancshares Inc.	2,646	84,222
Community Bank System Inc.	2,290	33,342
Community Trust Bancorp Inc.	996	26,643
Cullen/Frost Bankers Inc.	3,463	159,714
CVB Financial Corp.(b)	4,513	26,943
Discover Financial Services	32,249	331,197
Eagle Bancorp Inc.(a)	607	5,323
East West Bancorp Inc.	4,340	28,167
Enterprise Bancorp Inc.	378	4,460
Enterprise Financial Services Corp.	478	4,345
F.N.B. Corp.	5,903	36,540
Farmers Capital Bank Corp.	428	10,773
Fifth Third Bancorp	38,482	273,222
Financial Institutions Inc.	759	10,368
First Bancorp (North Carolina)	950	14,896
First BanCorp (Puerto Rico)	4,886	19,300
First Bancorp Inc. (The) (Maine)	589	11,468
First Busey Corp.(b)	1,827	13,428
First California Financial Group Inc.(a)	378	2,332
First Citizens BancShares Inc. Class A	418	55,866
First Commonwealth Financial Corp.	5,871	37,222
First Community Bancshares Inc.	579	7,434
First Financial Bancorp	2,522	18,965
First Financial Bankshares Inc.	639	32,180
First Financial Corp.	787	24,853
First Financial Service Corp.	283	4,927
First Horizon National Corp.(a)	14,381	172,572
First Merchants Corp.	1,512	12,141
First Midwest Bancorp Inc.	3,338	24,401

First of Long Island Corp. (The)	264	6,109
1st Source Corp.	961	16,596
First South Bancorp Inc.(b)	559	6,484
FirstMerit Corp.	5,593	94,969
Fulton Financial Corp.	11,951	62,265
German American Bancorp Inc.	668	9,626
Glacier Bancorp Inc.	4,190	61,886
Great Southern Bancorp Inc.	466	9,576
Guaranty Bancorp(a)	4,197	8,016
Hampton Roads Bankshares Inc.	1,091	9,001
Hancock Holding Co.	1,382	44,901
Harleysville National Corp.	2,955	13,889
Heartland Financial USA Inc.	979	13,980
Heritage Financial Corp.	428	4,948
Home Bancshares Inc.	951	18,107
Huntington Bancshares Inc.	28,923	120,898
IBERIABANK Corp.	1,094	43,115
Independent Bank Corp. (Massachusetts)	1,441	28,388
International Bancshares Corp.(b)	3,497	36,054
KeyCorp	34,650	181,566
K-Fed Bancorp	268	2,460
Lakeland Bancorp Inc.	1,517	13,638
Lakeland Financial Corp.	919	17,461
M&T Bank Corp.(b)	4,806	244,770
MainSource Financial Group Inc.	1,422	10,551
Marshall & Ilsley Corp.	17,923	86,030
MB Financial Inc.	2,385	24,303
Merchants Bancshares Inc.	271	6,013
Metro Bancorp Inc.(a)	371	7,145
MidSouth Bancorp Inc.	295	4,956
Nara Bancorp Inc.	1,704	8,827
National Bankshares Inc.	423	10,152
National Penn Bancshares Inc.	5,515	25,424
NBT Bancorp Inc.	2,402	52,147
Northfield Bancorp Inc.	1,411	16,396
Northrim BanCorp Inc.	352	4,900
Norwood Financial Corp.	163	5,112
Ohio Valley Banc Corp.	233	6,836
Old National Bancorp	4,541	44,593
Old Point Financial Corp.	134	2,479
Old Second Bancorp Inc.(b)	980	5,782
Oriental Financial Group Inc.	1,577	15,297
Orrstown Financial Services Inc.	154	5,735
Pacific Capital Bancorp	3,223	6,897
Pacific Continental Corp.	733	8,891
PacWest Bancorp	1,611	21,201
Park National Corp.(b)	679	38,350
Peapack-Gladstone Financial Corp.	579	11,169
Penns Woods Bancorp Inc.	110	3,205
Peoples Bancorp Inc.	790	13,469
Peoples Financial Corp.	253	4,807
Pinnacle Financial Partners Inc.(a)	1,406	18,728
PNC Financial Services Group Inc. (The)	30,785	1,194,766
Popular Inc.(b)	19,299	42,458
Porter Bancorp Inc.	179	2,712
PremierWest Bancorp(b)	1,389	4,709
PrivateBancorp Inc.	761	16,925
Prosperity Bancshares Inc.	3,052	91,041
Regions Financial Corp.	77,343	312,466
Renasant Corp.	1,406	21,118
Republic Bancorp Inc. Class A(b)	710	16,039
Republic First Bancorp Inc.(a)	675	5,265
S&T Bancorp Inc.	1,629	19,809
S.Y. Bancorp Inc.	457	11,046

Sandy Spring Bancorp Inc.	1,203	17,684
Santander BanCorp(a)	338	2,352
SCBT Financial Corp.	989	23,429
Shore Bancshares Inc.	579	10,387
Sierra Bancorp(b)	508	6,416
Signature Bank(a)	485	13,153
Simmons First National Corp. Class A	1,071	28,617
Smithtown Bancorp Inc.	957	12,240
South Financial Group Inc. (The)(b)	7,026	8,361
Southside Bancshares Inc.	825	18,868
Southwest Bancorp Inc.	1,099	10,726
State Bancorp Inc.	995	7,522
State Street Corp.	15,441	728,815
Stellar One Corp.	1,549	20,060
Sterling Bancorp	1,514	12,642
Sterling Bancshares Inc.	5,836	36,942
Sterling Financial Corp.	3,813	11,096
Suffolk Bancorp	196	5,025
Sun Bancorp Inc. (New Jersey)(a)	1,212	6,278
SunTrust Banks Inc.	22,814	375,290
Susquehanna Bancshares Inc.	5,901	28,856
SVB Financial Group(a)	1,964	53,460
Synovus Financial Corp.	17,455	52,190
TCF Financial Corp.	8,709	116,439
Texas Capital Bancshares Inc.(a)	2,235	34,575
Tompkins Financial Corp.	371	17,789
Tower Bancorp Inc.	200	7,030
TowneBank(b)	1,419	19,866
TriCo Bancshares(b)	1,100	17,050
TrustCo Bank Corp. NY	3,387	20,017
Trustmark Corp.	3,789	73,203
U.S. Bancorp	127,065	2,277,005
UCBH Holdings Inc.	7,583	9,555
UMB Financial Corp.	2,139	81,303
Umpqua Holdings Corp.	4,219	32,739
Union Bankshares Corp.	1,008	15,090
United Bancshares Inc.(b)	2,596	50,726
United Community Banks Inc.(a)(b)	2,747	16,455
United Security Bancshares Inc.	353	7,731
Univest Corp. of Pennsylvania	961	19,470
Valley National Bancorp(b)	9,495	111,092
Washington Banking Co.	528	4,974
Washington Trust Bancorp Inc.	891	15,887
Webster Financial Corp.	3,598	28,964
Wells Fargo & Co.	271,340	6,582,708
WesBanco Inc.	1,541	22,406
West Bancorporation	1,203	6,015
Westamerica Bancorporation(b)	850	42,168
Western Alliance Bancorporation(a)	2,846	19,467
Whitney Holding Corp.	4,797	43,941
Wilber Corp.	494	5,483
Wilmington Trust Corp.	4,635	63,314
Wilshire Bancorp Inc.	1,161	6,676
Wintrust Financial Corp.	1,619	26,034
Yadkin Valley Financial Corp.	1,458	10,075
Zions Bancorporation(b)	7,965	92,075

		26,810,781
BEVERAGES—0.85%
Brown-Forman Corp. Class B	1,020	43,840
Coca-Cola Co. (The)	33,173	1,591,972
Coca-Cola Enterprises Inc.	3,102	51,648
Constellation Brands Inc. Class A(a)	12,832	162,710
Dr Pepper Snapple Group Inc.(a)	16,999	360,209

Farmer Brothers Co.	258	5,903
Molson Coors Brewing Co. Class B	8,006	338,894
National Beverage Corp.(a)	683	7,274
Pepsi Bottling Group Inc.	1,884	63,755
PepsiAmericas Inc.	3,792	101,664

		2,727,869
BIOTECHNOLOGY—0.08%
Affymetrix Inc.(a)	634	3,760
American Oriental Bioengineering Inc.(a)	2,424	12,823
ArQule Inc.(a)	1,099	6,748
Cambrex Corp.(a)	860	3,543
Celera Corp.(a)	4,228	32,260
Charles River Laboratories International Inc.(a)	1,483	50,051
CryoLife Inc.(a)	157	870
Enzo Biochem Inc.(a)	535	2,370
Facet Biotech Corp.(a)	1,224	11,371
Geron Corp.(a)	2,824	21,660
Harvard Bioscience Inc.(a)	84	332
Lexicon Pharmaceuticals Inc.(a)	3,907	4,845
Life Technologies Corp.(a)	1,333	55,613
Martek Biosciences Corp.	1,774	37,520
Maxygen Inc.(a)	272	1,828
RTI Biologics Inc.(a)	2,085	8,945
SuperGen Inc.(a)	1,424	2,862

		257,401
BUILDING MATERIALS—0.18%
Apogee Enterprises Inc.	1,666	20,492
Armstrong World Industries Inc.(a)	768	12,664
Builders FirstSource Inc.(a)(b)	1,099	4,572
Comfort Systems USA Inc.	2,770	28,392
Drew Industries Inc.(a)	486	5,915
Interline Brands Inc.(a)	2,243	30,684
LSI Industries Inc.	1,411	7,690
Martin Marietta Materials Inc.	1,824	143,877
Masco Corp.	12,727	121,925
NCI Building Systems Inc.(a)(b)	1,307	3,450
Owens Corning Inc.(a)	3,210	41,024
Quanex Building Products Corp.	895	10,042
Simpson Manufacturing Co. Inc.(b)	577	12,475
Texas Industries Inc.	1,548	48,545
Trex Co. Inc.(a)(b)	118	1,578
U.S. Concrete Inc.(a)	2,791	5,526
Universal Forest Products Inc.	1,250	41,362
USG Corp.(a)	2,647	26,655

		566,868
CHEMICALS—1.63%
A. Schulman Inc.	1,827	27,606
Aceto Corp.	1,582	10,552
Air Products and Chemicals Inc.	9,187	593,388
Airgas Inc.	5,421	219,713
Albemarle Corp.	5,727	146,439
American Vanguard Corp.	1,049	11,854
Arch Chemicals Inc.	1,372	33,737
Ashland Inc.	4,653	130,517
Cabot Corp.	4,427	55,692
CF Industries Holdings Inc.	541	40,110
Chase Corp.	440	5,236
Cytec Industries Inc.	3,290	61,260
Dow Chemical Co. (The)	74,502	1,202,462
E.I. du Pont de Nemours and Co.	40,478	1,037,046
Eastman Chemical Co.	4,864	184,346

Ferro Corp.	2,613	7,186
FMC Corp.	725	34,292
H.B. Fuller Co.	3,387	63,574
Hawkins Inc.	31	700
Huntsman Corp.	10,872	54,686
ICO Inc.(a)	1,185	3,223
Innophos Holdings Inc.	1,085	18,326
Innospec Inc.	1,483	15,942
International Flavors & Fragrances Inc.	263	8,605
Intrepid Potash Inc.(a)	193	5,419
Lubrizol Corp.	574	27,156
Minerals Technologies Inc.	1,225	44,124
NL Industries Inc.	222	1,638
Olin Corp.	4,705	55,942
OM Group Inc.(a)	2,120	61,522
PolyOne Corp.(a)	6,319	17,124
PPG Industries Inc.	10,992	482,549
Quaker Chemical Corp.	653	8,678
Rockwood Holdings Inc.(a)	3,227	47,243
RPM International Inc.	4,067	57,101
Sensient Technologies Corp.	3,295	74,368
ShengdaTech Inc.(a)	1,618	6,100
Sherwin-Williams Co. (The)	944	50,740
Solutia Inc.(a)	6,130	35,309
Spartech Corp.	1,937	17,801
Stepan Co.	41	1,811
Symyx Technologies Inc.(a)	355	2,077
Terra Industries Inc.	2,110	51,104
Valhi Inc.	267	1,984
Valspar Corp. (The)	6,714	151,266
W.R. Grace & Co.(a)	3,323	41,106
Westlake Chemical Corp.	1,458	29,729
Zoltek Companies Inc.(a)	1,754	17,049

		5,255,432
COAL—0.07%
Arch Coal Inc.	9,602	147,583
International Coal Group Inc.(a)	5,704	16,313
Massey Energy Co.	1,092	21,338
Patriot Coal Corp.(a)	4,109	26,215
Westmoreland Coal Co.(a)	683	5,532

		216,981
COMMERCIAL SERVICES—0.81%
ABM Industries Inc.	2,382	43,043
Advance America Cash Advance Centers Inc.	313	1,387
Albany Molecular Research Inc.(a)	1,185	9,942
Avis Budget Group Inc.(a)	2,842	16,057
Barrett Business Services Inc.	478	5,019
Bowne & Co. Inc.	1,774	11,549
Cardtronics Inc.(a)	218	831
Career Education Corp.(a)	377	9,384
CDI Corp.	787	8,775
Compass Diversified Holdings	1,619	13,098
Consolidated Graphics Inc.(a)	596	10,382
Convergys Corp.(a)	5,703	52,924
Cornell Companies Inc.(a)	798	12,936
Corrections Corp. of America(a)	6,771	115,039
CRA International Inc.(a)	107	2,970
Cross Country Healthcare Inc.(a)	1,723	11,837
Deluxe Corp.	1,697	21,739
Diamond Management & Technology Consultants Inc.	97	407
Dollar Financial Corp.(a)	237	3,268
Dollar Thrifty Automotive Group Inc.(a)	1,627	22,697

DynCorp International Inc.(a)	1,647	27,653
Electro Rent Corp.	1,406	13,343
Equifax Inc.	1,843	48,102
Euronet Worldwide Inc.(a)	404	7,834
First Advantage Corp. Class A(a)	701	10,662
Franklin Covey Co.(a)	143	891
GEO Group Inc. (The)(a)	617	11,464
Global Cash Access Inc.(a)	246	1,958
Great Lakes Dredge & Dock Corp.	185	884
H&E Equipment Services Inc.(a)	1,706	15,951
Hackett Group Inc. (The)(a)	1,290	3,006
HealthSpring Inc.(a)	3,387	36,783
Heidrick & Struggles International Inc.	1,203	21,955
Hertz Global Holdings Inc.(a)(b)	12,515	99,995
Hill International Inc.(a)	188	808
Hillenbrand Inc.	2,486	41,367
ICT Group Inc.(a)	251	2,191
Integrated Electrical Services Inc.(a)	526	4,108
Interactive Data Corp.	1,312	30,360
Jackson Hewitt Tax Service Inc.	1,947	12,188
Kelly Services Inc. Class A	1,810	19,819
Kendle International Inc.(a)	697	8,531
Kforce Inc.(a)	1,827	15,109
Korn/Ferry International(a)	2,971	31,611
Landauer Inc.	250	15,335
Live Nation Inc.(a)(b)	5,440	26,438
Mac-Gray Corp.(a)	549	7,269
Manpower Inc.	5,222	221,099
MAXIMUS Inc.	97	4,001
McGrath RentCorp	1,315	25,064
McKesson Corp.	9,246	406,824
MedQuist Inc.	614	3,733
Monster Worldwide Inc.(a)	3,414	40,319
MPS Group Inc.(a)	6,492	49,599
Multi-Color Corp.	59	723
Nobel Learning Communities Inc.(a)	27	310
On Assignment Inc.(a)	2,707	10,584
PHH Corp.(a)	3,719	67,611
Quanta Services Inc.(a)	13,193	305,154
R.R. Donnelley & Sons Co.	10,196	118,478
Rent-A-Center Inc.(a)	4,585	81,751
Rewards Network Inc.(a)	856	3,236
SAIC Inc.(a)	3,618	67,114
Service Corp. International	16,804	92,086
Sotheby’s	348	4,910
Spherion Corp.(a)	3,412	14,057
Standard Parking Corp.(a)	401	6,532
StarTek Inc.(a)	677	5,430
Steiner Leisure Ltd.(a)	475	14,502
Stewart Enterprises Inc. Class A	5,750	27,715
Team Inc.(a)	64	1,003
Tree.com Inc.(a)	371	3,562
TrueBlue Inc.(a)	2,763	23,209
United Rentals Inc.(a)	4,154	26,959
Valassis Communications Inc.(a)	583	3,562
Viad Corp.	1,396	24,039
Volt Information Sciences Inc.(a)	1,099	6,891
Watson Wyatt Worldwide Inc. Class A	517	19,403
Weight Watchers International Inc.	1,978	50,973

		2,619,332
COMPUTERS—1.56%
Affiliated Computer Services Inc. Class A(a)	2,406	106,875
Agilysys Inc.	1,588	7,432

Brocade Communications Systems Inc.(a)	16,791	131,306
CACI International Inc. Class A(a)	1,764	75,340
CIBER Inc.(a)	4,115	12,756
Cogo Group Inc.(a)	1,522	9,086
Computer Sciences Corp.(a)	10,145	449,423
Computer Task Group Inc.(a)	357	2,178
COMSYS IT Partners Inc.(a)	995	5,821
Cray Inc.(a)	641	5,051
Diebold Inc.	550	14,498
DST Systems Inc.(a)	309	11,418
Dynamics Research Corp.(a)	504	5,045
Echelon Corp.(a)	642	5,444
Electronics For Imaging Inc.(a)	3,655	38,962
EMC Corp.(a)	120,698	1,581,144
Furmanite Corp.(a)	650	2,899
Hewlett-Packard Co.	36,163	1,397,700
Imation Corp.	2,045	15,562
Integral Systems Inc.(a)	726	6,040
Lexmark International Inc. Class A(a)	5,467	86,652
Mentor Graphics Corp.(a)	5,830	31,890
Mercury Computer Systems Inc.(a)	1,692	15,651
MTS Systems Corp.	1,029	21,249
Ness Technologies Inc.(a)	2,451	9,583
NetScout Systems Inc.(a)	314	2,945
Palm Inc.(a)	1,071	17,746
PAR Technology Corp.(a)	161	1,029
Perot Systems Corp. Class A(a)	4,663	66,821
Rimage Corp.(a)	651	10,813
SanDisk Corp.(a)	7,869	115,596
Seagate Technology	3,258	34,079
Sigma Designs Inc.(a)(b)	312	5,004
Silicon Graphics International Corp.(a)	1,953	8,867
Silicon Storage Technology Inc.(a)	5,118	9,571
SMART Modular Technologies(WWH) Inc.(a)	3,049	6,921
SRA International Inc. Class A(a)	1,938	34,031
Sun Microsystems Inc.(a)	50,092	461,848
Super Micro Computer Inc.(a)	234	1,792
Synopsys Inc.(a)	3,600	70,236
Teradata Corp.(a)	2,139	50,117
3D Systems Corp.(a)	116	836
Tier Technologies Inc. Class B(a)	673	5,169
Unisys Corp.(a)	22,649	34,200
Virtusa Corp.(a)	101	811
Western Digital Corp.(a)	1,437	38,080

		5,025,517
COSMETICS & PERSONAL CARE—1.08%
Alberto-Culver Co.	850	21,615
Chattem Inc.(a)	59	4,018
Elizabeth Arden Inc.(a)	1,842	16,081
Inter Parfums Inc.	905	6,643
Procter & Gamble Co. (The)	67,335	3,440,819
Revlon Inc. Class A(a)	687	3,737

		3,492,913
DISTRIBUTION & WHOLESALE—0.29%
Beacon Roofing Supply Inc.(a)	516	7,461
BlueLinx Holdings Inc.(a)	776	2,328
BMP Sunstone Corp.(a)	183	867
Central European Distribution Corp.(a)	2,921	77,611
Chindex International Inc.(a)	75	928
Core-Mark Holding Co. Inc.(a)	472	12,300
Genuine Parts Co.	10,677	358,320
Houston Wire & Cable Co.	571	6,801

Ingram Micro Inc. Class A(a)	10,840	189,700
Owens & Minor Inc.	534	23,400
Pool Corp.	1,426	23,615
ScanSource Inc.(a)	1,631	39,992
Tech Data Corp.(a)	3,331	108,957
United Stationers Inc.(a)	1,619	56,471
Watsco Inc.	129	6,312
WESCO International Inc.(a)	1,299	32,527

		947,590
DIVERSIFIED FINANCIAL SERVICES—6.97%
American Express Co.	55,468	1,289,076
AmeriCredit Corp.(a)(b)	4,191	56,788
Ameriprise Financial Inc.	13,515	328,009
Ampal-American Israel Corp. Class A(a)	1,359	3,316
Asset Acceptance Capital Corp.(a)	204	1,569
BGC Partners Inc. Class A	1,164	4,412
BlackRock Inc.	886	155,422
Calamos Asset Management Inc. Class A	1,164	16,424
California First National Bancorp	123	1,402
Capital One Financial Corp.	21,715	475,124
CIT Group Inc.	23,541	50,613
Citigroup Inc.(b)	369,146	1,096,364
CME Group Inc.	4,183	1,301,373
Cohen & Steers Inc.(b)	441	6,593
CompuCredit Corp.(a)(b)	1,381	3,176
Credit Acceptance Corp.(a)(b)	163	3,562
Diamond Hill Investment Group Inc.(a)	20	804
Doral Financial Corp.(a)(b)	353	882
E*TRADE Financial Corp.(a)	31,506	40,328
Encore Capital Group Inc.(a)	1,020	13,515
Epoch Holding Corp.	105	907
Evercore Partners Inc. Class A	633	12,432
FBR Capital Markets Corp.(a)	1,680	7,896
FCStone Group Inc.(a)	1,630	6,438
Federated Investors Inc. Class B	353	8,504
Financial Federal Corp.	1,107	22,749
First Marblehead Corp. (The)(a)(b)	2,271	4,587
Franklin Resources Inc.	5,534	398,503
GAMCO Investors Inc. Class A	195	9,457
Goldman Sachs Group Inc. (The)	31,613	4,661,021
Interactive Brokers Group Inc. Class A(a)	2,651	41,170
International Assets Holding Corp.(a)	37	550
Invesco Ltd.	25,408	452,771
Investment Technology Group Inc.(a)	2,610	53,218
Janus Capital Group Inc.	1,322	15,071
Jefferies Group Inc.(a)	1,887	40,250
JMP Group Inc.	742	5,706
JPMorgan Chase & Co.	251,719	8,586,135
KBW Inc.(a)	1,248	35,892
Knight Capital Group Inc. Class A(a)	3,063	52,224
LaBranche & Co. Inc.(a)	3,326	14,302
Legg Mason Inc.	9,429	229,879
MF Global Ltd.(a)(b)	4,371	25,920
Morgan Stanley	65,420	1,865,124
NASDAQ OMX Group Inc. (The)(a)	4,993	106,401
National Financial Partners Corp.(b)	2,716	19,881
Nelnet Inc. Class A(a)	1,224	16,634
NewStar Financial Inc.(a)	1,455	2,779
NYSE Euronext Inc.	12,897	351,443
Ocwen Financial Corp.(a)	2,696	34,967
Oppenheimer Holdings Inc. Class A	560	11,855
Penson Worldwide Inc.(a)	485	4,341
Piper Jaffray Companies(a)	1,309	57,164

Raymond James Financial Inc.	6,587	113,362
Sanders Morris Harris Group Inc.	1,411	7,760
SLM Corp.(a)	24,397	250,557
Student Loan Corp. (The)	267	9,932
SWS Group Inc.	1,758	24,559
Teton Advisors Inc.(c)	4	0
Thomas Weisel Partners Group Inc.(a)	1,628	9,801
TradeStation Group Inc.(a)	1,528	12,927
U.S. Global Investors Inc. Class A(b)	132	1,222
Virtus Investment Partners Inc.(a)	382	5,612
Westwood Holdings Group Inc.	59	2,467
World Acceptance Corp.(a)	1,031	20,527

		22,463,649
ELECTRIC—6.56%
AES Corp. (The)(a)	8,566	99,451
Allegheny Energy Inc.	4,373	112,167
ALLETE Inc.	1,775	51,031
Alliant Energy Corp.	7,408	193,571
Ameren Corp.	14,300	355,927
American Electric Power Co. Inc.	31,925	922,313
Avista Corp.	3,645	64,917
Black Hills Corp.	2,644	60,786
Calpine Corp.(a)	10,199	113,719
CenterPoint Energy Inc.	3,742	41,461
Central Vermont Public Service Corp.	787	14,245
CH Energy Group Inc.	1,045	48,801
Cleco Corp.	4,125	92,482
CMS Energy Corp.	15,127	182,734
Consolidated Edison Inc.	18,374	687,555
Constellation Energy Group Inc.	1,864	49,545
Dominion Resources Inc.	39,505	1,320,257
DPL Inc.(b)	6,779	157,069
DTE Energy Co.	10,973	351,136
Duke Energy Corp.	86,187	1,257,468
Dynegy Inc. Class A(a)	34,015	77,214
Edison International	21,817	686,363
El Paso Electric Co.(a)	3,075	42,927
Empire District Electric Co. (The)	2,279	37,649
Entergy Corp.	13,118	1,016,907
Exelon Corp.	40,254	2,061,407
FirstEnergy Corp.	20,412	790,965
Florida Public Utilities Co.	363	5,093
FPL Group Inc.	23,904	1,359,181
Great Plains Energy Inc.	9,019	140,245
Hawaiian Electric Industries Inc.	6,217	118,496
IDACORP Inc.	3,105	81,165
Integrys Energy Group Inc.	3,992	119,720
MDU Resources Group Inc.	12,318	233,672
MGE Energy Inc.	1,600	53,680
Mirant Corp.(a)	9,584	150,852
Northeast Utilities	11,727	261,629
NorthWestern Corp.	2,491	56,695
NRG Energy Inc.(a)	17,720	460,011
NSTAR	7,152	229,651
NV Energy Inc.	8,994	97,045
OGE Energy Corp.	6,374	180,512
Otter Tail Corp.	2,459	53,705
Pepco Holdings Inc.	14,731	197,985
PG&E Corp.	24,666	948,161
Pike Electric Corp.(a)	787	9,483
Pinnacle West Capital Corp.	6,769	204,085
PNM Resources Inc.	6,003	64,292
Portland General Electric Co.	4,990	97,205

Progress Energy Inc.	18,685	706,854
Public Service Enterprise Group Inc.	33,849	1,104,493
RRI Energy Inc.(a)	24,083	120,656
SCANA Corp.	8,168	265,215
Southern Co.	52,393	1,632,566
TECO Energy Inc.	14,191	169,299
U.S. Geothermal Inc.(a)	910	1,292
UIL Holdings Corp.	2,046	45,933
UniSource Energy Corp.	2,358	62,581
Unitil Corp.	651	13,424
Westar Energy Inc.	7,431	139,480
Wisconsin Energy Corp.	7,829	318,719
Xcel Energy Inc.	30,512	561,726

		21,154,868
ELECTRICAL COMPONENTS & EQUIPMENT—0.21%
Advanced Energy Industries Inc.(a)	475	4,270
Belden Inc.	3,057	51,052
China BAK Battery Inc.(a)	2,171	6,404
Encore Wire Corp.	1,254	26,773
Energizer Holdings Inc.(a)	732	38,240
Energy Conversion Devices Inc.(a)	405	5,731
EnerSys Inc.(a)	2,644	48,094
Fushi Copperweld Inc.(a)	929	7,683
General Cable Corp.(a)	3,449	129,613
GrafTech International Ltd.(a)	4,835	54,684
Graham Corp.	233	3,099
Greatbatch Inc.(a)(b)	439	9,926
Hubbell Inc. Class B	3,303	105,894
Insteel Industries Inc.	1,084	8,932
Littelfuse Inc.(a)	1,400	27,944
Molex Inc.	7,992	124,276
Orion Energy Systems Inc.(a)	1,471	5,516
Power-One Inc.(a)	5,333	7,946
PowerSecure International Inc.(a)	820	3,493
SatCon Technology Corp.(a)	525	945
Ultralife Corp.(a)	47	337
Valence Technology Inc.(a)	798	1,428
Vicor Corp.	725	5,234

		677,514
ELECTRONICS—0.71%
Analogic Corp.	274	10,124
Arrow Electronics Inc.(a)	4,684	99,488
Avnet Inc.(a)	6,677	140,417
AVX Corp.	2,558	25,401
Bel Fuse Inc. Class B	683	10,955
Benchmark Electronics Inc.(a)	3,817	54,965
Brady Corp. Class A	3,207	80,560
Checkpoint Systems Inc.(a)	1,981	31,082
China Security & Surveillance Technology Inc.(a)	424	3,197
Coherent Inc.(a)	1,604	33,171
CTS Corp.	2,209	14,469
Cymer Inc.(a)(b)	1,953	58,063
Daktronics Inc.	292	2,248
DDi Corp.(a)	1,137	5,151
Electro Scientific Industries Inc.(a)	1,864	20,840
FARO Technologies Inc.(a)	109	1,693
FEI Co.(a)	195	4,465
Garmin Ltd.	1,318	31,395
ICx Technologies Inc.(a)	230	1,380
II-VI Inc.(a)	491	10,885
Itron Inc.(a)	166	9,142
Jabil Circuit Inc.	6,309	46,813

L-1 Identity Solutions Inc.(a)	1,087	8,413
LaBarge Inc.(a)	76	705
Measurement Specialties Inc.(a)	1,004	7,078
MEMSIC Inc.(a)	955	4,049
Methode Electronics Inc.	2,776	19,488
OSI Systems Inc.(a)	227	4,733
OYO Geospace Corp.(a)	226	5,799
Park Electrochemical Corp.	504	10,851
PerkinElmer Inc.	6,051	105,287
Plexus Corp.(a)	1,707	34,925
Rofin-Sinar Technologies Inc.(a)	1,025	20,510
Rogers Corp.(a)	816	16,508
Spectrum Control Inc.(a)	726	6,389
Stoneridge Inc.(a)	1,099	5,275
Technitrol Inc.	2,635	17,048
Thermo Fisher Scientific Inc.(a)	25,717	1,048,482
Thomas & Betts Corp.(a)	2,416	69,726
TTM Technologies Inc.(a)	2,451	19,510
Varian Inc.(a)	1,460	57,568
Vishay Intertechnology Inc.(a)	9,832	66,759
Watts Water Technologies Inc. Class A	2,012	43,338
Woodward Governor Co.	860	17,028
X-Rite Inc.(a)	1,736	2,604
Zygo Corp.(a)	1,239	5,774

		2,293,751
ENERGY - ALTERNATE SOURCES—0.05%
Ascent Solar Technologies Inc.(a)	705	5,513
Covanta Holding Corp.(a)	8,574	145,415
Evergreen Solar Inc.(a)	5,395	11,707
FuelCell Energy Inc.(a)	795	3,323
Green Plains Renewable Energy Inc.(a)	623	4,081
Headwaters Inc.(a)	2,531	8,504

		178,543
ENGINEERING & CONSTRUCTION—0.23%
Dycom Industries Inc.(a)	2,763	30,586
EMCOR Group Inc.(a)	2,867	57,684
ENGlobal Corp.(a)	73	359
Granite Construction Inc.	1,985	66,061
Insituform Technologies Inc. Class A(a)	2,630	44,631
KBR Inc.	10,689	197,105
Layne Christensen Co.(a)	1,261	25,787
Shaw Group Inc. (The)(a)	1,008	27,629
Sterling Construction Co. Inc.(a)	736	11,231
Tutor Perini Corp.(a)	1,725	29,946
URS Corp.(a)	4,803	237,845
VSE Corp.	55	1,439

		730,303
ENTERTAINMENT—0.20%
Ascent Media Corp. Class A(a)	1,073	28,520
Bluegreen Corp.(a)	793	1,998
Carmike Cinemas Inc.	136	1,140
Churchill Downs Inc.	708	23,831
Cinemark Holdings Inc.	205	2,321
DreamWorks Animation SKG Inc. Class A(a)	4,810	132,708
Great Wolf Resorts Inc.(a)	2,319	4,731
International Game Technology	3,267	51,945
International Speedway Corp. Class A	2,012	51,527
Lakes Entertainment Inc.(a)	816	2,375
Macrovision Solutions Corp.(a)	2,086	45,496
National CineMedia Inc.	2,565	35,294
Penn National Gaming Inc.(a)	4,437	129,161

Pinnacle Entertainment Inc.(a)	1,874	17,409
Reading International Inc. Class A(a)	1,009	4,591
Regal Entertainment Group Class A	2,592	34,448
Speedway Motorsports Inc.	1,072	14,751
Steinway Musical Instruments Inc.(a)	403	4,312
Vail Resorts Inc.(a)	1,930	51,763
Warner Music Group Corp.(a)	2,852	16,684

		655,005
ENVIRONMENTAL CONTROL—0.17%
EnergySolutions Inc.	4,470	41,124
Fuel Tech Inc.(a)	246	2,386
Metalico Inc.(a)	1,594	7,428
Met-Pro Corp.	212	2,294
Mine Safety Appliances Co.	134	3,229
Republic Services Inc.	14,683	358,412
Waste Connections Inc.(a)	1,386	35,911
Waste Management Inc.	3,393	95,547
Waste Services Inc.(a)	1,479	7,661

		553,992
FOOD—2.28%
American Italian Pasta Co. Class A(a)	370	10,782
B&G Foods Inc. Class A	784	6,593
Benihana Inc. Class A(a)	462	2,920
Campbell Soup Co.	4,231	124,476
Chiquita Brands International Inc.(a)	3,199	32,822
ConAgra Foods Inc.	29,947	570,790
Corn Products International Inc.	4,967	133,066
Del Monte Foods Co.	13,539	126,996
Diamond Foods Inc.	203	5,664
Flowers Foods Inc.	889	19,416
Fresh Del Monte Produce Inc.(a)	2,874	46,731
Frisch’s Restaurants Inc.	125	3,692
General Mills Inc.	12,953	725,627
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	1,619	6,881
H.J. Heinz Co.	4,003	142,907
Hain Celestial Group Inc.(a)	1,997	31,173
Hershey Co. (The)	4,300	154,800
Hormel Foods Corp.	4,209	145,379
HQ Sustainable Maritime Industries Inc.(a)	42	384
Imperial Sugar Co.	728	8,816
Ingles Markets Inc. Class A	871	13,274
J.M. Smucker Co. (The)	7,909	384,852
Kraft Foods Inc. Class A	98,617	2,498,955
Kroger Co. (The)	6,858	151,219
M&F Worldwide Corp.(a)	828	16,560
Nash-Finch Co.	891	24,110
Ralcorp Holdings Inc.(a)	3,772	229,790
Ruddick Corp.	2,363	55,365
Safeway Inc.	28,519	580,932
Sara Lee Corp.	35,029	341,883
Seaboard Corp.	22	24,684
Seneca Foods Corp. Class A(a)	398	13,301
Smart Balance Inc.(a)	980	6,674
Smithfield Foods Inc.(a)	7,524	105,110
Spartan Stores Inc.	1,337	16,592
SUPERVALU Inc.	15,322	198,420
TreeHouse Foods Inc.(a)	2,143	61,654
Tyson Foods Inc. Class A	20,118	253,688
Village Super Market Inc. Class A	22	654
Weis Markets Inc.	602	20,179
Whole Foods Market Inc.	1,124	21,334
Winn-Dixie Stores Inc.(a)	3,569	44,755

		7,363,900

FOREST PRODUCTS & PAPER—0.53%
Boise Inc.(a)(b)	3,161	5,437
Buckeye Technologies Inc.(a)	2,887	12,963
Clearwater Paper Corp.(a)	681	17,222
Deltic Timber Corp.	138	4,895
Domtar Corp.(a)	2,810	46,590
International Paper Co.	28,941	437,877
KapStone Paper and Packaging Corp.(a)	1,228	5,759
Louisiana-Pacific Corp.(a)	7,099	24,279
MeadWestvaco Corp.	11,457	188,009
Neenah Paper Inc.	995	8,766
P.H. Glatfelter Co.	3,029	26,958
Plum Creek Timber Co. Inc.	7,010	208,758
Potlatch Corp.	1,267	30,775
Rayonier Inc.	2,893	105,161
Rock-Tenn Co. Class A	321	12,249
Schweitzer-Mauduit International Inc.	1,011	27,509
Temple-Inland Inc.	7,300	95,776
Wausau Paper Corp.	1,823	12,251
Weyerhaeuser Co.	14,153	430,676

		1,701,910
GAS—0.83%
AGL Resources Inc.	5,167	164,311
Atmos Energy Corp.	6,255	156,625
Chesapeake Utilities Corp.	475	15,452
Energen Corp.	4,776	190,562
Laclede Group Inc. (The)	1,515	50,192
New Jersey Resources Corp.	2,365	87,600
Nicor Inc.	3,094	107,114
NiSource Inc.	18,387	214,392
Northwest Natural Gas Co.	1,827	80,973
Piedmont Natural Gas Co.	4,616	111,292
Sempra Energy	16,358	811,848
South Jersey Industries Inc.	1,764	61,546
Southern Union Co.	7,658	140,831
Southwest Gas Corp.	3,001	66,652
UGI Corp.	7,383	188,193
Vectren Corp.	5,383	126,124
WGL Holdings Inc.	3,358	107,523

		2,681,230
HAND & MACHINE TOOLS—0.24%
Baldor Electric Co.	2,510	59,713
Black & Decker Corp. (The)	4,026	115,385
Franklin Electric Co. Inc.	1,502	38,932
Kennametal Inc.	4,843	92,889
K-Tron International Inc.(a)	37	2,948
Lincoln Electric Holdings Inc.	2,819	101,597
Raser Technologies Inc.(a)(b)	1,281	3,587
Regal Beloit Corp.	2,493	99,022
Snap-On Inc.	2,800	80,472
Stanley Works (The)	5,295	179,183

		773,728
HEALTH CARE - PRODUCTS—1.35%
AngioDynamics Inc.(a)	1,270	16,853
Aspect Medical Systems Inc.(a)	905	5,349
Boston Scientific Corp.(a)	64,961	658,705
Cantel Medical Corp.(a)	235	3,814
Cardiac Science Corp.(a)	1,332	5,355
CONMED Corp.(a)	1,827	28,355

Cooper Companies Inc. (The)	3,084	76,267
Cutera Inc.(a)	597	5,146
Cynosure Inc. Class A(a)	631	4,827
ev3 Inc.(a)	4,644	49,784
Hanger Orthopedic Group Inc.(a)	1,376	18,700
Hansen Medical Inc.(a)	328	1,620
Hill-Rom Holdings Inc.	2,514	40,777
Hologic Inc.(a)	15,422	219,455
Home Diagnostics Inc.(a)	546	3,352
Invacare Corp.	1,095	19,327
Inverness Medical Innovations Inc.(a)	2,780	98,912
Johnson & Johnson	41,701	2,368,617
Kinetic Concepts Inc.(a)	2,625	71,531
LCA-Vision Inc.(a)	399	1,684
Medical Action Industries Inc.(a)	195	2,233
Natus Medical Inc.(a)	453	5,228
OraSure Technologies Inc.(a)	213	526
Palomar Medical Technologies Inc.(a)	329	4,823
Symmetry Medical Inc.(a)	1,723	16,058
TomoTherapy Inc.(a)	1,943	5,343
Vital Images Inc.(a)	587	6,662
Volcano Corp.(a)	712	9,954
Young Innovations Inc.	107	2,332
Zimmer Holdings Inc.(a)	14,379	612,545
Zoll Medical Corp.(a)	176	3,404

		4,367,538
HEALTH CARE - SERVICES—1.72%
Aetna Inc.	23,451	587,448
Alliance Healthcare Services Inc.(a)	200	1,466
Allied Healthcare International Inc.(a)	2,451	5,319
Amedisys Inc.(a)	103	3,401
American Dental Partners Inc.(a)	555	5,034
AmSurg Corp.(a)	2,119	45,431
Assisted Living Concepts Inc. Class A(a)	702	10,214
Brookdale Senior Living Inc.	2,497	24,321
Capital Senior Living Corp.(a)	1,292	5,879
Centene Corp.(a)	1,320	26,374
Community Health Systems Inc.(a)	3,084	77,871
Continucare Corp.(a)	276	643
Coventry Health Care Inc.(a)	7,136	133,515
Gentiva Health Services Inc.(a)	995	16,378
Health Net Inc.(a)	7,027	109,270
Healthways Inc.(a)	2,064	27,761
Humana Inc.(a)	7,157	230,885
Kindred Healthcare Inc.(a)	2,526	31,247
LifePoint Hospitals Inc.(a)	3,719	97,624
Lincare Holdings Inc.(a)	831	19,545
Magellan Health Services Inc.(a)	2,364	77,586
MedCath Corp.(a)	1,099	12,924
MEDNAX Inc.(a)	2,050	86,366
Molina Healthcare Inc.(a)	1,032	24,685
National Healthcare Corp.	274	10,396
NightHawk Radiology Holdings Inc.(a)	1,578	5,839
NovaMed Inc.(a)	536	2,117
Odyssey Healthcare Inc.(a)	1,109	11,401
Psychiatric Solutions Inc.(a)	1,168	26,560
RadNet Inc.(a)	129	290
RehabCare Group Inc.(a)	259	6,198
Res-Care Inc.(a)	1,840	26,312
Skilled Healthcare Group Inc. Class A(a)	1,223	9,172
Sun Healthcare Group Inc.(a)	2,794	23,581
Sunrise Senior Living Inc.(a)	2,575	4,249
Tenet Healthcare Corp.(a)	10,316	29,091

Triple-S Management Corp. Class B(a)	1,304	20,329
U.S. Physical Therapy Inc.(a)	349	5,148
UnitedHealth Group Inc.	79,610	1,988,658
Universal Health Services Inc. Class B	2,841	138,783
WellCare Health Plans Inc.(a)	2,768	51,180
WellPoint Inc.(a)	30,148	1,534,232

		5,554,723
HOLDING COMPANIES - DIVERSIFIED—0.06%
Heckmann Corp.(a)	5,091	19,091
Information Services Group Inc.(a)	1,493	4,494
Leucadia National Corp.(a)	7,973	168,151
Resource America Inc. Class A	979	5,267
Zapata Corp.(a)	679	4,624

		201,627
HOME BUILDERS—0.33%
AMREP Corp.(a)	84	927
Beazer Homes USA Inc.(a)(b)	2,971	5,437
Brookfield Homes Corp.(a)(b)	871	3,484
Cavco Industries Inc.(a)	391	9,904
Centex Corp.	8,255	69,837
China Housing & Land Development Inc.(a)	1,486	8,559
D.R. Horton Inc.	18,570	173,815
Hovnanian Enterprises Inc. Class A(a)(b)	1,239	2,924
KB Home	4,735	64,775
Lennar Corp. Class A	9,366	90,757
M.D.C. Holdings Inc.	1,545	46,520
M/I Homes Inc.(a)(b)	1,330	13,021
Meritage Homes Corp.(a)	2,112	39,832
NVR Inc.(a)	318	159,760
Pulte Homes Inc.	11,825	104,415
Ryland Group Inc.	2,823	47,313
Skyline Corp.	525	11,419
Standard-Pacific Corp.(a)	6,710	13,621
Thor Industries Inc.	1,140	20,942
Toll Brothers Inc.(a)	9,039	153,392
Winnebago Industries Inc.	1,553	11,539

		1,052,193
HOME FURNISHINGS—0.11%
American Woodmark Corp.(b)	646	15,472
Audiovox Corp. Class A(a)	1,274	7,466
Ethan Allen Interiors Inc.	1,750	18,130
Furniture Brands International Inc.	2,852	8,642
Harman International Industries Inc.	1,692	31,810
Hooker Furniture Corp.	596	6,842
Kimball International Inc. Class B	2,195	13,697
La-Z-Boy Inc.	3,387	15,987
Sealy Corp.(a)	3,042	5,962
Stanley Furniture Co. Inc.	592	6,388
Universal Electronics Inc.(a)	64	1,291
Whirlpool Corp.	4,944	210,417

		342,104
HOUSEHOLD PRODUCTS & WARES—0.33%
ACCO Brands Corp.(a)	3,715	10,476
American Greetings Corp. Class A	2,988	34,900
Avery Dennison Corp.	6,137	157,598
Blyth Inc.	431	14,133
Central Garden & Pet Co. Class A(a)	4,163	41,006
Clorox Co. (The)	1,052	58,733
CSS Industries Inc.	583	11,882
Ennis Inc.	1,931	24,060

Fortune Brands Inc.	10,057	349,380
Helen of Troy Ltd.(a)	2,223	37,324
Jarden Corp.(a)	5,828	109,275
Kimberly-Clark Corp.	3,606	189,063
Oil-Dri Corp. of America	343	5,094
Prestige Brands Holdings Inc.(a)	2,568	15,793
Standard Register Co. (The)	500	1,630
WD-40 Co.	336	9,744

		1,070,091
HOUSEWARES—0.05%
Newell Rubbermaid Inc.	15,577	162,157

		162,157
INSURANCE—4.74%
Alleghany Corp.(a)	358	97,018
Allied World Assurance Holdings Ltd.	3,316	135,392
Allstate Corp. (The)	35,916	876,350
Ambac Financial Group Inc.(b)	20,198	18,582
American Equity Investment Life Holding Co.	3,651	20,373
American Financial Group Inc.	5,711	123,243
American International Group Inc.(b)	100,591	116,686
American National Insurance Co.	1,099	83,062
American Physicians Capital Inc.	579	22,674
American Physicians Service Group Inc.	378	8,577
American Safety Insurance Holdings Ltd.(a)	729	9,922
Amerisafe Inc.(a)	1,459	22,702
AmTrust Financial Services Inc.	1,021	11,639
Aon Corp.	18,535	701,920
Arch Capital Group Ltd.(a)	3,486	204,210
Argo Group International Holdings Ltd.(a)	2,027	57,202
Arthur J. Gallagher & Co.	490	10,457
Aspen Insurance Holdings Ltd.	5,553	124,054
Assurant Inc.	7,885	189,950
Assured Guaranty Ltd.	3,828	47,391
Axis Capital Holdings Ltd.	6,837	178,993
Baldwin & Lyons Inc. Class B	600	11,820
Brown & Brown Inc.	2,070	41,255
Chubb Corp.	23,578	940,291
CIGNA Corp.	17,037	410,421
Cincinnati Financial Corp.	9,688	216,527
Citizens Inc.(a)(b)	548	3,332
CNA Financial Corp.	969	14,990
CNA Surety Corp.(a)	1,254	16,916
Conseco Inc.(a)	12,684	30,061
Crawford & Co. Class B(a)	278	1,334
Delphi Financial Group Inc. Class A	2,831	55,006
Donegal Group Inc. Class A	782	11,894
Eastern Insurance Holdings Inc.	510	4,799
EMC Insurance Group Inc.	475	9,885
Employers Holdings Inc.	3,201	43,374
Endurance Specialty Holdings Ltd.	2,192	64,226
Enstar Group Ltd.(a)(b)	430	25,305
Erie Indemnity Co. Class A	597	21,349
Everest Re Group Ltd.	4,121	294,940
FBL Financial Group Inc. Class A	803	6,633
Fidelity National Financial Inc. Class A	13,413	181,478
First Acceptance Corp.(a)	1,307	2,784
First American Corp.	6,209	160,875
First Mercury Financial Corp.	456	6,279
Flagstone Reinsurance Holdings Ltd.	2,556	26,327
FPIC Insurance Group Inc.(a)	601	18,403
Genworth Financial Inc. Class A	16,651	116,390
Greenlight Capital Re Ltd. Class A(a)	1,979	34,256

Hallmark Financial Services Inc.(a)	355	2,538
Hanover Insurance Group Inc. (The)	3,164	120,580
Harleysville Group Inc.	891	25,144
Hartford Financial Services Group Inc. (The)	21,894	259,882
HCC Insurance Holdings Inc.	7,513	180,387
Horace Mann Educators Corp.	2,787	27,786
Independence Holding Co.	475	3,021
Infinity Property and Casualty Corp.	1,008	36,752
IPC Holdings Ltd.	3,726	101,869
Kansas City Life Insurance Co.	356	9,580
Lincoln National Corp.	11,849	203,921
Loews Corp.	21,861	598,991
Maiden Holdings Ltd.	3,387	22,219
Markel Corp.(a)	657	185,077
Marsh & McLennan Companies Inc.	32,366	651,528
Max Capital Group Ltd.	3,090	57,041
MBIA Inc.(a)(b)	8,824	38,208
Meadowbrook Insurance Group Inc.	3,965	25,891
Mercer Insurance Group Inc.	312	4,961
Mercury General Corp.	1,827	61,077
MetLife Inc.	38,606	1,158,566
MGIC Investment Corp.(b)	8,587	37,783
Montpelier Re Holdings Ltd.	6,004	79,793
National Interstate Corp.	557	8,455
National Western Life Insurance Co. Class A	158	18,446
Navigators Group Inc. (The)(a)	894	39,720
NYMAGIC Inc.	226	3,137
Odyssey Re Holdings Corp.	894	35,742
Old Republic International Corp.	16,008	157,679
OneBeacon Insurance Group Ltd.	1,660	19,405
PartnerRe Ltd.	3,829	248,694
Phoenix Companies Inc. (The)(a)	7,966	13,303
Platinum Underwriters Holdings Ltd.	3,426	97,949
PMA Capital Corp. Class A(a)	2,473	11,252
PMI Group Inc. (The)	6,243	12,361
Presidential Life Corp.	1,643	12,438
Primus Guaranty Ltd.(a)	1,068	2,520
ProAssurance Corp.(a)	2,211	102,170
Progressive Corp. (The)(a)	40,950	618,754
Protective Life Corp.	4,799	54,901
Prudential Financial Inc.	13,652	508,127
Radian Group Inc.	6,076	16,527
Reinsurance Group of America Inc.	4,492	156,816
RenaissanceRe Holdings Ltd.	4,252	197,888
RLI Corp.	730	32,704
Safety Insurance Group Inc.	778	23,776
SeaBright Insurance Holdings Inc.(a)	1,583	16,036
Selective Insurance Group Inc.	3,667	46,828
StanCorp Financial Group Inc.	3,371	96,680
State Auto Financial Corp.	915	16,012
Stewart Information Services Corp.	1,101	15,689
Torchmark Corp.	5,540	205,202
Tower Group Inc.	303	7,508
Transatlantic Holdings Inc.	1,802	78,081
Travelers Companies Inc. (The)	39,201	1,608,809
United America Indemnity Ltd. Class A(a)	2,530	12,119
United Fire & Casualty Co.	1,547	26,531
Unitrin Inc.	2,833	34,053
Universal American Corp.(a)	1,811	15,792
Universal Insurance Holdings Inc.	335	1,682
Unum Group	22,183	351,822
Validus Holdings Ltd.	1,760	38,685
W.R. Berkley Corp.	6,047	129,829
Wesco Financial Corp.	92	26,772

White Mountains Insurance Group Ltd.	517	118,346
XL Capital Ltd. Class A	22,916	262,617
Zenith National Insurance Corp.	2,612	56,785

		15,282,784
INTERNET—0.54%
ActivIdentity Corp.(a)	2,050	5,186
Avocent Corp.(a)	2,575	35,947
China Information Security Technology Inc.(a)	251	718
Digital River Inc.(a)	469	17,034
EarthLink Inc.(a)	6,060	44,905
eBay Inc.(a)	57,361	982,594
ePlus Inc.(a)	233	3,395
Expedia Inc.(a)	1,106	16,712
Global Sources Ltd.(a)	792	5,710
i2 Technologies Inc.(a)(b)	196	2,460
IAC/InterActiveCorp.(a)	4,099	65,789
iBasis Inc.(a)	2,153	2,820
InfoSpace Inc.(a)	1,214	8,049
Internap Network Services Corp.(a)	3,124	10,903
Internet Brands Inc. Class A(a)	891	6,237
Internet Capital Group Inc.(a)	1,017	6,844
iPass Inc.(a)	3,049	4,878
j2 Global Communications Inc.(a)	224	5,053
Keynote Systems Inc.(a)	789	6,028
Liberty Media Corp. - Liberty Interactive Group Series A(a)	39,918	199,989
ModusLink Global Solutions Inc.(a)	3,221	22,096
1-800-FLOWERS.COM Inc.(a)	1,455	2,794
Online Resources Corp.(a)	807	5,036
Openwave Systems Inc.(a)	3,423	7,668
Orbitz Worldwide Inc.(a)	2,348	4,461
PCTEL Inc.(a)	550	2,942
Perficient Inc.(a)	1,481	10,352
RealNetworks Inc.(a)	3,717	11,114
Safeguard Scientifics Inc.(a)	4,946	6,529
Shutterfly Inc.(a)	1,114	15,540
SonicWALL Inc.(a)	3,643	19,964
Support.com Inc.(a)	996	2,171
TechTarget Inc.(a)	776	3,104
TIBCO Software Inc.(a)	7,510	53,847
United Online Inc.	5,328	34,685
US Auto Parts Network Inc.(a)	585	2,205
Vasco Data Security International Inc.(a)	393	2,873
Vignette Corp.(a)	290	3,813
Web.com Group Inc.(a)	1,465	8,248
Yahoo! Inc.(a)	5,102	79,897

		1,730,590
INVESTMENT COMPANIES—0.13%
Allied Capital Corp.(b)	12,413	43,197
American Capital Ltd.(b)	14,535	46,657
Apollo Investment Corp.	9,768	58,608
Ares Capital Corp.	6,667	53,736
BlackRock Kelso Capital Corp.	1,179	7,345
Capital Southwest Corp.	228	16,496
Fifth Street Finance Corp.	1,210	12,148
Gladstone Capital Corp.(b)	1,594	12,003
Gladstone Investment Corp.	1,515	7,317
Harris & Harris Group Inc.(a)	1,604	9,351
Hercules Technology Growth Capital Inc.	2,621	21,912
Kayne Anderson Energy Development Co.	771	10,223
Kohlberg Capital Corp.	1,099	6,946
Main Street Capital Corp.	176	2,409
MCG Capital Corp.(a)	5,571	13,538

Medallion Financial Corp.	1,016	7,772
MVC Capital Inc.	1,840	15,566
NGP Capital Resources Co.	1,684	9,885
PennantPark Investment Corp.	1,445	10,259
Prospect Capital Corp.	3,005	27,646
TICC Capital Corp.	1,542	6,800
Triangle Capital Corp.	470	5,132

		404,946
IRON & STEEL—0.71%
AK Steel Holding Corp.	7,261	139,339
Allegheny Technologies Inc.	6,534	228,233
Carpenter Technology Corp.	2,883	59,995
China Precision Steel Inc.(a)(b)	1,187	2,944
Cliffs Natural Resources Inc.	7,887	192,995
General Steel Holdings Inc.(a)	558	2,215
Gibraltar Industries Inc.	1,907	13,101
Nucor Corp.	21,020	933,919
Olympic Steel Inc.	566	13,850
Reliance Steel & Aluminum Co.	4,195	161,046
Schnitzer Steel Industries Inc. Class A	302	15,964
Steel Dynamics Inc.	12,131	178,690
Sutor Technology Group Ltd.(a)	250	817
United States Steel Corp.	9,568	341,960
Universal Stainless & Alloy Products Inc.(a)	417	6,785

		2,291,853
LEISURE TIME—0.27%
Brunswick Corp.	6,013	25,976
Callaway Golf Co.	4,635	23,499
Carnival Corp.	16,019	412,810
Harley-Davidson Inc.	15,635	253,443
Interval Leisure Group Inc.(a)	159	1,482
Life Time Fitness Inc.(a)	2,408	48,184
Marine Products Corp.	771	2,891
Multimedia Games Inc.(a)	1,087	5,392
Royal Caribbean Cruises Ltd.	6,053	81,958
Town Sports International Holdings Inc.(a)	432	1,620
Universal Travel Group(a)	71	794

		858,049
LODGING—0.29%
Boyd Gaming Corp.(a)(b)	3,430	29,155
Choice Hotels International Inc.(b)	1,374	36,562
Gaylord Entertainment Co.(a)(b)	2,315	29,424
Las Vegas Sands Corp.(a)	4,741	37,264
Marcus Corp.	1,411	14,844
Marriott International Inc. Class A	10,493	231,581
MGM MIRAGE(a)	6,886	44,002
Monarch Casino & Resort Inc.(a)	495	3,613
Morgans Hotel Group Co.(a)	180	689
Orient-Express Hotels Ltd. Class A	5,019	42,611
Red Lion Hotels Corp.(a)	1,183	5,678
Starwood Hotels & Resorts Worldwide Inc.	10,416	231,235
Wyndham Worldwide Corp.	6,654	80,646
Wynn Resorts Ltd.(a)	4,455	157,261

		944,565
MACHINERY—0.98%
AGCO Corp.(a)	6,155	178,926
Alamo Group Inc.	427	4,313
Albany International Corp. Class A	2,047	23,295
Altra Holdings Inc.(a)	1,415	10,598
Applied Industrial Technologies Inc.	2,776	54,687

Astec Industries Inc.(a)	1,177	34,945
Bolt Technology Corp.(a)	445	5,002
Briggs & Stratton Corp.	3,605	48,091
Bucyrus International Inc.	3,863	110,327
Cascade Corp.	585	9,202
Caterpillar Inc.	20,117	664,666
Cognex Corp.	2,101	29,687
Columbus McKinnon Corp.(a)	1,165	14,737
Cummins Inc.	9,024	317,735
Deere & Co.	21,259	849,297
DXP Enterprises Inc.(a)	440	5,047
Flow International Corp.(a)	345	811
Gardner Denver Inc.(a)	3,598	90,562
Gorman-Rupp Co. (The)	304	6,132
Graco Inc.	2,133	46,969
Hurco Companies Inc.(a)	446	6,971
IDEX Corp.	2,174	53,415
Intevac Inc.(a)	1,498	13,048
Joy Global Inc.	814	29,076
Kadant Inc.(a)	995	11,234
Lindsay Corp.	42	1,390
Manitowoc Co. Inc. (The)	8,536	44,899
NACCO Industries Inc.	393	11,287
Nordson Corp.	1,462	56,521
Robbins & Myers Inc.	1,596	30,723
Rockwell Automation Inc.	8,514	273,470
Sauer-Danfoss Inc.	907	5,560
Tecumseh Products Co. Class A(a)	1,185	11,506
Terex Corp.(a)	7,027	84,816
Twin Disc Inc.	537	3,657
Zebra Technologies Corp. Class A(a)	291	6,885

		3,149,487
MACHINERY - DIVERSIFIED—0.00%
Chart Industries Inc.(a)	260	4,727

		4,727
MANUFACTURING—4.09%
A.O. Smith Corp.	1,396	45,468
Actuant Corp. Class A	1,957	23,875
Acuity Brands Inc.	600	16,830
American Railcar Industries Inc.	777	6,418
Ameron International Corp.	599	40,157
AptarGroup Inc.	4,504	152,100
Barnes Group Inc.	3,029	36,015
Blount International Inc.(a)	1,730	14,895
Carlisle Companies Inc.	2,990	71,880
Ceradyne Inc.(a)	1,827	32,265
CLARCOR Inc.	2,109	61,562
Colfax Corp.(a)	996	7,689
Cooper Industries Ltd. Class A	8,372	259,951
Crane Co.	1,604	35,785
Danaher Corp.	6,526	402,915
Dover Corp.	3,606	119,323
Eastman Kodak Co.	18,774	55,571
Eaton Corp.	11,066	493,654
EnPro Industries Inc.(a)	1,216	21,900
Federal Signal Corp.	3,197	24,457
FreightCar America Inc.	733	12,322
General Electric Co.	709,095	8,310,593
GenTek Inc.(a)	473	10,562
GP Strategies Corp.(a)	397	2,338
Griffon Corp.(a)	2,909	24,203
Harsco Corp.	1,415	40,044

Illinois Tool Works Inc.	30,058	1,122,366
ITT Corp.	10,957	487,586
Koppers Holdings Inc.	503	13,264
Leggett & Platt Inc.	3,968	60,433
Myers Industries Inc.	1,977	16,449
Parker Hannifin Corp.	10,724	460,703
Pentair Inc.	4,752	121,746
Polypore International Inc.(a)	934	10,386
Portec Rail Products Inc.	218	2,147
Roper Industries Inc.	837	37,924
SPX Corp.	3,260	159,642
Standex International Corp.	938	10,881
Sturm, Ruger & Co. Inc.	83	1,033
Teleflex Inc.	1,530	68,590
Textron Inc.	19,261	186,061
Tredegar Corp.	2,048	27,279
Trinity Industries Inc.	5,198	70,797

		13,180,059
MEDIA—4.06%
Belo Corp. Class A	5,731	10,258
Cablevision Systems Corp. Class A	15,652	303,805
CBS Corp. Class B	40,911	283,104
Central European Media Enterprises Ltd. Class A(a)	2,244	44,184
Comcast Corp. Class A	177,986	2,579,017
Courier Corp.	715	10,911
Crown Media Holdings Inc. Class A(a)(b)	563	940
Discovery Communications Inc. Class C(a)	1,318	27,059
Dish Network Corp. Class A(a)	13,395	217,133
E.W. Scripps Co. (The) Class A	1,904	3,979
Fisher Communications Inc.	475	6,075
Gannett Co. Inc.	15,706	56,070
Journal Communications Inc. Class A	3,144	3,301
Liberty Global Inc. Series A(a)	17,753	282,095
Liberty Media Corp. - Liberty Capital Group Series A(a)	5,375	72,885
Liberty Media Corp. - Liberty Entertainment Group Series A(a)	34,668	927,369
Lin TV Corp. Class A(a)	2,045	3,436
LodgeNet Interactive Corp.(a)	431	1,465
Martha Stewart Living Omnimedia Inc. Class A(a)	204	624
Mediacom Communications Corp. Class A(a)	1,709	8,733
Meredith Corp.(b)	2,269	57,973
New York Times Co. (The) Class A	6,473	35,666
News Corp. Class A	152,341	1,387,827
Outdoor Channel Holdings Inc.(a)	1,099	6,484
PRIMEDIA Inc.	1,723	3,463
Scholastic Corp.	1,650	32,653
Scripps Networks Interactive Inc. Class A	2,380	66,235
Sinclair Broadcast Group Inc. Class A	2,583	5,011
Time Warner Cable Inc.	23,560	746,145
Time Warner Inc.	80,076	2,017,114
Viacom Inc. Class B(a)	36,298	823,965
Walt Disney Co. (The)	124,287	2,899,616
Washington Post Co. (The) Class B	409	144,042
World Wrestling Entertainment Inc.	398	4,999

		13,073,636
METAL FABRICATE & HARDWARE—0.17%
A.M. Castle & Co.	1,131	13,662
Ampco-Pittsburgh Corp.	175	4,104
CIRCOR International Inc.	1,093	25,806
Commercial Metals Co.	7,526	120,642
Eastern Co. (The)	335	5,527

Hawk Corp. Class A(a)	381	5,277
Haynes International Inc.(a)	828	19,624
Kaydon Corp.	2,195	71,469
L.B. Foster Co. Class A(a)	764	22,973
Ladish Co. Inc.(a)	1,012	13,126
Lawson Products Inc.	322	4,576
Mueller Industries Inc.	2,362	49,130
Mueller Water Products Inc. Class A	8,023	30,006
North American Galvanizing & Coatings Inc.(a)	236	1,430
Northwest Pipe Co.(a)	684	23,776
RBC Bearings Inc.(a)	76	1,554
Sun Hydraulics Corp.	425	6,872
Timken Co. (The)	6,423	109,705
TriMas Corp.(a)	1,012	3,410
Worthington Industries Inc.	343	4,387

		537,056
MINING—0.56%
Alcoa Inc.	34,936	360,889
Allied Nevada Gold Corp.(a)	371	2,990
AMCOL International Corp.	1,403	30,277
Brush Engineered Materials Inc.(a)	1,411	23,634
Century Aluminum Co.(a)(b)	2,874	17,905
Coeur d’Alene Mines Corp.(a)	4,699	57,798
Compass Minerals International Inc.	1,066	58,534
Freeport-McMoRan Copper & Gold Inc.	10,836	542,992
General Moly Inc.(a)(b)	3,825	8,491
Hecla Mining Co.(a)(b)	15,214	40,774
Horsehead Holding Corp.(a)	2,400	17,880
Kaiser Aluminum Corp.	1,099	39,465
Paramount Gold and Silver Corp.(a)	701	1,066
Royal Gold Inc.	1,722	71,807
RTI International Metals Inc.(a)	1,584	27,989
Southern Copper Corp.	3,061	62,567
Stillwater Mining Co.(a)	1,960	11,192
Titanium Metals Corp.	5,588	51,354
United States Lime & Minerals Inc.(a)	59	2,503
Uranerz Energy Corp.(a)	531	998
Uranium Energy Corp.(a)	165	478
US Gold Corp.(a)	4,899	12,933
USEC Inc.(a)(b)	7,330	38,996
Vulcan Materials Co.	7,403	319,069

		1,802,581
MISCELLANEOUS - MANUFACTURING—0.01%
John Bean Technologies Corp.	1,756	21,985

		21,985
OFFICE & BUSINESS EQUIPMENT—0.21%
Pitney Bowes Inc.	13,773	302,042
Xerox Corp.	57,908	375,244

		677,286
OFFICE FURNISHINGS—0.01%
HNI Corp.	817	14,755
Steelcase Inc. Class A	4,258	24,782

		39,537
OIL & GAS—15.68%
Alon USA Energy Inc.(b)	746	7,721
Anadarko Petroleum Corp.	33,427	1,517,252
Apache Corp.	22,445	1,619,407
Approach Resources Inc.(a)	738	5,092
Atlas America Inc.	1,116	19,943

ATP Oil & Gas Corp.(a)	1,364	9,493
Atwood Oceanics Inc.(a)	505	12,580
Berry Petroleum Co. Class A	2,807	52,182
Bill Barrett Corp.(a)	2,535	69,611
BPZ Resources Inc.(a)	939	4,592
Brigham Exploration Co.(a)	2,522	8,802
Bronco Drilling Co. Inc.(a)	1,705	7,297
Cabot Oil & Gas Corp.	6,906	211,600
Cheniere Energy Inc.(a)	2,442	7,179
Chesapeake Energy Corp.	41,876	830,401
Chevron Corp.	134,236	8,893,135
Cimarex Energy Co.	5,578	158,081
Clayton Williams Energy Inc.(a)	340	6,416
Comstock Resources Inc.(a)	2,832	93,598
Concho Resources Inc.(a)	5,063	145,257
ConocoPhillips	99,207	4,172,646
Contango Oil & Gas Co.(a)	42	1,785
Continental Resources Inc.(a)	1,028	28,527
CREDO Petroleum Corp.(a)	88	940
Crosstex Energy Inc.	2,447	10,180
Cubic Energy Inc.(a)	1,231	1,329
CVR Energy Inc.(a)	1,279	9,375
Delek US Holdings Inc.	943	7,997
Delta Petroleum Corp.(a)	5,048	9,743
Denbury Resources Inc.(a)	16,593	244,415
Devon Energy Corp.	29,724	1,619,958
Encore Acquisition Co.(a)	3,500	107,975
Endeavour International Corp.(a)	434	590
ENSCO International Inc.	6,779	236,384
EOG Resources Inc.	16,744	1,137,252
EXCO Resources Inc.(a)	1,093	14,122
Exxon Mobil Corp.	242,451	16,949,749
Forest Oil Corp.(a)	4,718	70,393
Frontier Oil Corp.	1,422	18,642
GeoResources Inc.(a)	498	5,080
GMX Resources Inc.(a)(b)	1,057	11,246
Goodrich Petroleum Corp.(a)	1,597	39,270
Gran Tierra Energy Inc.(a)	13,319	45,951
Gulfport Energy Corp.(a)	100	685
Harvest Natural Resources Inc.(a)	2,644	11,660
Helmerich & Payne Inc.	4,858	149,966
Hess Corp.	19,428	1,044,255
Marathon Oil Corp.	47,394	1,427,981
Mariner Energy Inc.(a)	651	7,649
Murphy Oil Corp.	12,757	692,960
Nabors Industries Ltd.(a)	18,884	294,213
Newfield Exploration Co.(a)	8,880	290,110
Noble Energy Inc.	11,590	683,462
Occidental Petroleum Corp.	54,262	3,570,982
Oilsands Quest Inc.(a)(b)	11,276	10,825
Parallel Petroleum Corp.(a)	2,718	5,273
Parker Drilling Co.(a)	7,532	32,689
Patterson-UTI Energy Inc.	8,696	111,831
Penn Virginia Corp.	2,976	48,717
PetroCorp Inc. Escrow(c)	190	0
Petroleum Development Corp.(a)	929	14,576
PetroQuest Energy Inc.(a)	2,814	10,384
Pioneer Drilling Co.(a)	2,974	14,245
Pioneer Natural Resources Co.	7,633	194,642
Plains Exploration & Production Co.(a)	3,654	99,973
Pride International Inc.(a)	6,154	154,219
Range Resources Corp.	8,917	369,253
Rex Energy Corp.(a)	458	2,611
Rosetta Resources Inc.(a)	3,532	30,905

Rowan Companies Inc.	6,185	119,494
SandRidge Energy Inc.(a)	8,195	69,821
St. Mary Land & Exploration Co.	3,099	64,676
Stone Energy Corp.(a)	1,951	14,476
Sunoco Inc.	7,784	180,589
Swift Energy Co.(a)	2,101	34,982
Tesoro Corp.	5,494	69,939
Toreador Resources Corp.	87	583
Unit Corp.(a)	2,698	74,384
VAALCO Energy Inc.(a)	3,079	13,024
Valero Energy Corp.	34,579	584,039
Vantage Drilling Co.(a)	2,000	3,500
Venoco Inc.(a)	687	5,269
W&T Offshore Inc.	114	1,110
Warren Resources Inc.(a)	2,101	5,147
Western Refining Inc.(a)	2,045	14,438
Whiting Petroleum Corp.(a)	3,375	118,665
XTO Energy Inc.	38,791	1,479,489

		50,550,879
OIL & GAS SERVICES—2.04%
Allis-Chalmers Energy Inc.(a)	4,264	9,850
Baker Hughes Inc.	20,710	754,672
Basic Energy Services Inc.(a)	1,366	9,330
BJ Services Co.	19,558	266,576
Boots & Coots Inc.(a)	4,476	6,222
Cal Dive International Inc.(a)	2,216	19,124
CARBO Ceramics Inc.	105	3,591
Complete Production Services Inc.(a)	3,291	20,931
Dawson Geophysical Co.(a)	485	14,477
Exterran Holdings Inc.(a)	2,245	36,010
Geokinetics Inc.(a)	163	2,225
Global Industries Ltd.(a)(b)	6,492	36,745
Gulf Island Fabrication Inc.	700	11,081
Halliburton Co.	60,022	1,242,455
Helix Energy Solutions Group Inc.(a)	6,240	67,829
Hercules Offshore Inc.(a)	6,097	24,205
Hornbeck Offshore Services Inc.(a)	1,599	34,203
ION Geophysical Corp.(a)	5,130	13,184
Key Energy Services Inc.(a)	8,121	46,777
Lufkin Industries Inc.	112	4,710
Matrix Service Co.(a)	1,141	13,099
NATCO Group Inc. Class A(a)	1,055	34,731
National Oilwell Varco Inc.(a)	27,969	913,468
Natural Gas Services Group Inc.(a)	650	8,645
Newpark Resources Inc.(a)	6,179	17,610
Oil States International Inc.(a)	3,276	79,312
Schlumberger Ltd.	43,723	2,365,852
SEACOR Holdings Inc.(a)	1,338	100,671
Smith International Inc.	5,907	152,105
Superior Energy Services Inc.(a)	5,174	89,355
Superior Well Services Inc.(a)	460	2,737
T-3 Energy Services Inc.(a)	762	9,075
Tetra Technologies Inc.(a)	2,200	17,512
TGC Industries Inc.(a)	203	989
Tidewater Inc.	3,413	146,315
Union Drilling Inc.(a)	709	4,694

		6,580,367
PACKAGING & CONTAINERS—0.30%
AEP Industries Inc.(a)	23	607
Astronics Corp.(a)	106	1,101
Ball Corp.	2,203	99,487
Bemis Co. Inc.	6,691	168,613

BWAY Holding Co.(a)	434	7,608
Graphic Packaging Holding Co.(a)	6,899	12,625
Greif Inc. Class A	2,201	97,328
Owens-Illinois Inc.(a)	2,085	58,401
Packaging Corp. of America	6,113	99,031
Pactiv Corp.(a)	1,599	34,698
Sealed Air Corp.	10,621	195,957
Silgan Holdings Inc.	891	43,686
Sonoco Products Co.	6,682	160,034

		979,176
PHARMACEUTICALS—5.64%
Adolor Corp.(a)	1,433	2,522
AmerisourceBergen Corp.	2,507	44,474
Biodel Inc.(a)	71	366
Bristol-Myers Squibb Co.	59,109	1,200,504
Caraco Pharmaceutical Laboratories Ltd.(a)	433	1,329
Cardinal Health Inc.	24,077	735,552
Eli Lilly and Co.	32,302	1,118,941
Endo Pharmaceuticals Holdings Inc.(a)	7,788	139,561
Forest Laboratories Inc.(a)	20,156	506,117
Hi-Tech Pharmacal Co. Inc.(a)	419	3,729
I-Flow Corp.(a)	811	5,628
Infinity Pharmaceuticals Inc.(a)	650	3,796
King Pharmaceuticals Inc.(a)	16,547	159,348
K-V Pharmaceutical Co. Class A(a)	1,188	3,813
Mannatech Inc.(b)	906	2,990
Mead Johnson Nutrition Co. Class A(a)	1,144	36,345
Medicines Co. (The)(a)	907	7,610
Medicis Pharmaceutical Corp. Class A	3,343	54,558
Merck & Co. Inc.	115,446	3,227,870
Mylan Inc.(a)(b)	5,821	75,964
Nabi Biopharmaceuticals(a)	941	2,277
NBTY Inc.(a)	1,110	31,213
Noven Pharmaceuticals Inc.(a)	1,425	20,378
Nutraceutical International Corp.(a)	579	6,016
Omega Protein Corp.(a)	1,264	5,132
Omnicare Inc.	4,585	118,110
Par Pharmaceutical Companies Inc.(a)	2,368	35,875
Pfizer Inc.	451,855	6,777,825
Progenics Pharmaceuticals Inc.(a)	435	2,240
Schering-Plough Corp.	16,897	424,453
Schiff Nutrition International Inc.(a)	596	3,034
ViroPharma Inc.(a)	4,147	24,592
Warner Chilcott Ltd. Class A(a)	374	4,918
Watson Pharmaceuticals Inc.(a)	7,028	236,773
Wyeth	69,295	3,145,300

		18,169,153
PIPELINES—0.74%
El Paso Corp.	33,891	312,814
National Fuel Gas Co.	4,739	170,983
ONEOK Inc.	7,051	207,934
Questar Corp.	11,623	361,010
Spectra Energy Corp.	43,188	730,741
Williams Companies Inc. (The)	38,777	605,309

		2,388,791
REAL ESTATE—0.07%
American Realty Investors Inc.(a)	173	1,765
Avatar Holdings Inc.(a)	441	8,013
Consolidated-Tomoka Land Co.	335	11,752
Forest City Enterprises Inc. Class A	7,184	47,414
Forestar Group Inc.(a)(b)	2,258	26,825

Hilltop Holdings Inc.(a)	2,654	31,503
Jones Lang LaSalle Inc.	2,375	77,734
Resource Capital Corp.	1,677	5,366
Transcontinental Realty Investors Inc.(a)	92	1,110
United Capital Corp.(a)	127	2,327

		213,809
REAL ESTATE INVESTMENT TRUSTS—2.88%
Acadia Realty Trust	1,963	25,617
Agree Realty Corp.	579	10,613
Alexander’s Inc.	54	14,558
Alexandria Real Estate Equities Inc.(b)	2,072	74,157
AMB Property Corp.	9,791	184,169
American Campus Communities Inc.	3,610	80,070
American Capital Agency Corp.	668	15,344
Annaly Capital Management Inc.	36,450	551,853
Anthracite Capital Inc.(b)	3,769	2,337
Anworth Mortgage Asset Corp.	7,022	50,629
Apartment Investment and Management Co. Class A	7,721	68,331
Ashford Hospitality Trust Inc.	5,068	14,241
Associated Estates Realty Corp.	379	2,259
AvalonBay Communities Inc.	5,371	300,454
BioMed Realty Trust Inc.	6,811	69,677
Boston Properties Inc.	8,121	387,372
Brandywine Realty Trust	8,462	63,042
BRE Properties Inc. Class A	3,303	78,479
Camden Property Trust	4,428	122,213
CapitalSource Inc.	12,803	62,479
CapLease Inc.	3,295	9,094
Capstead Mortgage Corp.	4,470	56,814
Care Investment Trust Inc.	906	4,711
CBL & Associates Properties Inc.	4,851	26,147
Cedar Shopping Centers Inc.	2,636	11,915
Chimera Investment Corp.	44,578	155,577
Cogdell Spencer Inc.	1,853	7,949
Colonial Properties Trust	3,283	24,294
Corporate Office Properties Trust	3,808	111,689
DCT Industrial Trust Inc.	11,796	48,128
Developers Diversified Realty Corp.	9,220	44,994
DiamondRock Hospitality Co.	7,510	47,013
Douglas Emmett Inc.	8,122	73,017
Duke Realty Corp.	14,988	131,445
DuPont Fabros Technology Inc.	863	8,129
Dynex Capital Inc.	629	5,158
EastGroup Properties Inc.	662	21,859
Education Realty Trust Inc.	2,124	9,112
Entertainment Properties Trust	2,279	46,947
Equity Lifestyle Properties Inc.	498	18,516
Equity One Inc.(b)	2,179	28,894
Equity Residential	18,337	407,632
Essex Property Trust Inc.	1,822	113,383
Extra Space Storage Inc.	5,896	49,232
Federal Realty Investment Trust	3,423	176,353
FelCor Lodging Trust Inc.	4,323	10,635
First Industrial Realty Trust Inc.(b)	3,049	13,263
First Potomac Realty Trust	1,841	17,950
Franklin Street Properties Corp.	4,115	54,524
Getty Realty Corp.	705	13,303
Gladstone Commercial Corp.	503	6,519
Glimcher Realty Trust	2,595	7,526
Gramercy Capital Corp.(a)	2,659	4,281
Hatteras Financial Corp.	2,386	68,216
HCP Inc.	11,278	238,981
Health Care REIT Inc.	3,698	126,102

Healthcare Realty Trust Inc.	4,117	69,289
Hersha Hospitality Trust	3,087	7,656
Highwoods Properties Inc.	4,696	105,050
Home Properties Inc.	2,171	74,031
Hospitality Properties Trust	6,455	76,750
Host Hotels & Resorts Inc.	40,324	338,318
HRPT Properties Trust	15,484	62,865
Inland Real Estate Corp.	4,546	31,822
Investors Real Estate Trust	3,897	34,644
iStar Financial Inc.(b)	7,641	21,700
Kilroy Realty Corp.	2,363	48,536
Kimco Realty Corp.	25,096	252,215
Kite Realty Group Trust	2,911	8,500
LaSalle Hotel Properties	3,711	45,794
Lexington Realty Trust	5,500	18,700
Liberty Property Trust	7,069	162,870
LTC Properties Inc.	1,364	27,894
Macerich Co. (The)	5,235	92,188
Mack-Cali Realty Corp.	5,415	123,462
Medical Properties Trust Inc.	5,685	34,508
MFA Financial Inc.	14,913	103,198
Mid-America Apartment Communities Inc.	931	34,177
Mission West Properties Inc.	1,494	10,204
Monmouth Real Estate Investment Corp. Class A	1,360	7,970
National Health Investors Inc.	1,643	43,885
National Retail Properties Inc.	5,479	95,061
Nationwide Health Properties Inc.	1,709	43,990
NorthStar Realty Finance Corp.(b)	3,990	11,292
Omega Healthcare Investors Inc.	4,497	69,793
Parkway Properties Inc.	1,528	19,864
Pennsylvania Real Estate Investment Trust(b)	2,919	14,595
Post Properties Inc.	3,033	40,764
ProLogis	29,638	238,882
PS Business Parks Inc.	736	35,652
RAIT Financial Trust(b)	4,149	5,684
Ramco-Gershenson Properties Trust	1,099	11,001
Realty Income Corp.(b)	6,992	153,265
Redwood Trust Inc.	4,587	67,704
Regency Centers Corp.	5,358	187,048
Saul Centers Inc.	239	7,067
Senior Housing Properties Trust	8,066	131,637
Simon Property Group Inc.	9,125	469,299
SL Green Realty Corp.(b)	5,097	116,925
Sovran Self Storage Inc.	1,515	37,269
Strategic Hotels & Resorts Inc.	5,116	5,679
Sun Communities Inc.	1,027	14,152
Sunstone Hotel Investors Inc.	5,253	28,104
Tanger Factory Outlet Centers Inc.	1,135	36,808
Taubman Centers Inc.	3,518	94,493
UDR Inc.	10,074	104,064
UMH Properties Inc.	446	3,555
Universal Health Realty Income Trust	345	10,874
Urstadt Biddle Properties Inc. Class A	1,386	19,515
U-Store-It Trust	3,513	17,214
Ventas Inc.	10,444	311,858
Vornado Realty Trust	10,211	459,801
Walter Investment Management Corp.(a)	1,112	14,767
Washington Real Estate Investment Trust	3,420	76,505
Weingarten Realty Investors	6,967	101,091
Winthrop Realty Trust	767	6,849

		9,275,543
RETAIL—2.92%
Abercrombie & Fitch Co. Class A	2,919	74,113

AFC Enterprises Inc.(a)	1,606	10,841
Allion Healthcare Inc.(a)	1,080	6,426
America’s Car-Mart Inc.(a)	270	5,535
AnnTaylor Stores Corp.(a)	3,790	30,244
Asbury Automotive Group Inc.	2,318	23,736
AutoNation Inc.(a)(b)	4,401	76,357
Barnes & Noble Inc.(b)	1,972	40,682
Big Lots Inc.(a)	4,866	102,332
BJ’s Wholesale Club Inc.(a)	3,022	97,399
Bob Evans Farms Inc.	2,139	61,475
Books-A-Million Inc.	421	2,993
Borders Group Inc.(a)	3,634	13,373
Brown Shoe Co. Inc.	2,906	21,039
Buckle Inc. (The)	161	5,115
Build-A-Bear Workshop Inc.(a)	1,140	5,096
Cabela’s Inc.(a)(b)	2,932	36,064
CarMax Inc.(a)	4,207	61,843
Casey’s General Stores Inc.	1,324	34,014
Cash America International Inc.	1,934	45,236
Charlotte Russe Holding Inc.(a)	449	5,783
Charming Shoppes Inc.(a)	7,776	28,927
Chico’s FAS Inc.(a)	736	7,161
Christopher & Banks Corp.	1,949	13,078
Coldwater Creek Inc.(a)	962	5,830
Collective Brands Inc.(a)	2,420	35,259
Conn’s Inc.(a)	563	7,038
Cracker Barrel Old Country Store Inc.	485	13,532
CVS Caremark Corp.	67,721	2,158,268
Dillard’s Inc. Class A(b)	3,369	30,995
Domino’s Pizza Inc.(a)	2,692	20,163
Dress Barn Inc.(a)	2,228	31,860
DSW Inc. Class A(a)(b)	393	3,871
Einstein Noah Restaurant Group Inc.(a)	163	1,410
Finish Line Inc.(The) Class A	1,285	9,535
Foot Locker Inc.	5,817	60,904
Fred’s Inc. Class A	1,877	23,650
GameStop Corp. Class A(a)	1,287	28,327
Gander Mountain Co.(a)	345	2,070
Gap Inc. (The)	3,745	61,418
Genesco Inc.(a)	1,358	25,490
Group 1 Automotive Inc.	1,684	43,818
Haverty Furniture Companies Inc.	995	9,104
Home Depot Inc. (The)	105,972	2,504,118
Hot Topic Inc.(a)	1,179	8,618
Insight Enterprises Inc.(a)	2,674	25,831
J.C. Penney Co. Inc.	14,894	427,607
Jo-Ann Stores Inc.(a)	1,110	22,944
Kenneth Cole Productions Inc. Class A	766	5,385
Kohl’s Corp.(a)	1,285	54,934
Landry’s Restaurants Inc.(a)	476	4,094
Limited Brands Inc.	5,806	69,498
Lithia Motors Inc. Class A	1,003	9,268
Lowe’s Companies Inc.	67,610	1,312,310
Luby’s Inc.(a)	1,487	6,037
Macy’s Inc.	28,164	331,209
McCormick & Schmick’s Seafood Restaurants Inc.(a)	741	5,639
Men’s Wearhouse Inc. (The)	3,154	60,494
Movado Group Inc.	1,048	11,046
New York & Co. Inc.(a)	1,339	4,138
99 Cents Only Stores(a)	377	5,120
O’Charley’s Inc.	1,292	11,951
Office Depot Inc.(a)	15,047	68,614
OfficeMax Inc.	1,415	8,886
Pacific Sunwear of California Inc.(a)	4,871	16,415

Pantry Inc. (The)(a)	1,224	20,318
Papa John’s International Inc.(a)	343	8,503
PC Connection Inc.(a)	561	2,945
PC Mall Inc.(a)	142	960
Penske Automotive Group Inc.	1,625	27,040
Pep Boys - Manny, Moe & Jack (The)	3,179	32,235
Pier 1 Imports Inc.(a)	5,344	10,635
RadioShack Corp.	7,281	101,643
Red Robin Gourmet Burgers Inc.(a)	733	13,744
Regis Corp.	2,971	51,725
Retail Ventures Inc.(a)	1,887	4,114
Rex Stores Corp.(a)	608	6,116
Rite Aid Corp.(a)	39,543	59,710
Ruby Tuesday Inc.(a)	3,556	23,683
Rush Enterprises Inc. Class A(a)	1,656	19,292
Ruth’s Hospitality Group Inc.(a)	609	2,235
Saks Inc.(a)(b)	7,957	35,250
Sally Beauty Holdings Inc.(a)	4,562	29,014
School Specialty Inc.(a)	815	16,471
Sears Holdings Corp.(a)(b)	3,333	221,711
Shoe Carnival Inc.(a)	507	6,049
Signet Jewelers Ltd.	5,868	122,172
Sonic Automotive Inc.	1,184	12,029
Sonic Corp.(a)	651	6,530
Sport Supply Group Inc.	443	3,805
Stage Stores Inc.	2,514	27,905
Steak n Shake Co. (The)(a)	1,570	13,722
Stein Mart Inc.(a)	108	957
Susser Holdings Corp.(a)	538	6,020
Syms Corp.(a)	475	3,567
Systemax Inc.(a)(b)	339	4,037
Talbots Inc. (The)	596	3,218
Tiffany & Co.	657	16,662
Titan Machinery Inc.(a)	69	876
Tuesday Morning Corp.(a)	2,271	7,653
Tween Brands Inc.(a)	1,313	8,771
Wendy’s/Arby’s Group Inc. Class A	14,391	57,564
West Marine Inc.(a)	826	4,551
Williams-Sonoma Inc.	3,769	44,738
Zale Corp.(a)	2,123	7,303
Zumiez Inc.(a)	90	721

		9,401,754
SAVINGS & LOANS—0.50%
Abington Bancorp Inc.	1,683	13,397
Astoria Financial Corp.	5,779	49,584
BankFinancial Corp.	1,392	12,333
Beneficial Mutual Bancorp Inc.(a)	2,144	20,582
Berkshire Hills Bancorp Inc.	1,052	21,861
Brookline Bancorp Inc.	2,992	27,885
Brooklyn Federal Bancorp Inc.	238	2,678
Cape Bancorp. Inc.(a)	670	5,782
Cheviot Financial Corp.	147	1,176
Chicopee Bancorp Inc.(a)	377	4,890
Clifton Savings Bancorp Inc.	899	9,673
Danvers Bancorp Inc.	1,086	14,607
Dime Community Bancshares Inc.	1,661	15,132
ESB Financial Corp.	546	7,164
ESSA Bancorp Inc.	1,171	16,008
First Defiance Financial Corp.	460	5,980
First Financial Holdings Inc.	898	8,441
First Financial Northwest Inc.	1,572	12,293
First Niagara Financial Group Inc.	10,028	114,520
Flagstar Bancorp Inc.(a)(b)	7,938	5,398

Flushing Financial Corp.	1,619	15,138
Fox Chase Bancorp Inc.(a)	426	4,085
Heritage Financial Group	106	908
Home Bancorp Inc.(a)	511	6,101
Home Federal Bancorp Inc.	1,023	10,424
Hudson City Bancorp Inc.	13,939	185,249
Investors Bancorp Inc.(a)	2,884	26,417
Kearny Financial Corp.	1,119	12,801
Kentucky First Federal Bancorp	172	2,090
Legacy Bancorp Inc.	437	4,851
Meridian Interstate Bancorp Inc.(a)	721	5,371
NASB Financial Inc.	290	8,294
New York Community Bancorp Inc.(b)	23,116	247,110
NewAlliance Bancshares Inc.	7,453	85,710
Northeast Community Bancorp Inc.	550	4,461
Northwest Bancorp Inc.	1,141	21,519
OceanFirst Financial Corp.	603	7,218
Oritani Financial Corp.(a)	176	2,413
People’s United Financial Inc.	23,121	347,740
Provident Financial Services Inc.	4,115	37,447
Provident New York Bancorp	2,748	22,314
Prudential Bancorp Inc. of Pennsylvania	47	555
Rockville Financial Inc.	683	7,479
Roma Financial Corp.	485	6,179
TFS Financial Corp.	4,908	52,123
United Financial Bancorp Inc.	846	11,692
Washington Federal Inc.	6,030	78,390
Waterstone Financial Inc.(a)	683	2,029
Westfield Financial Inc.	2,175	19,706
WSFS Financial Corp.	388	10,596

		1,615,794
SEMICONDUCTORS—1.60%
Actel Corp.(a)	1,200	12,876
Advanced Micro Devices Inc.(a)	17,691	68,464
ANADIGICS Inc.(a)	842	3,528
Applied Materials Inc.	88,920	975,452
Atmel Corp.(a)	29,897	111,516
ATMI Inc.(a)	1,414	21,959
Brooks Automation Inc.(a)	4,581	20,523
Cabot Microelectronics Corp.(a)	1,364	38,588
CEVA Inc.(a)	371	3,220
Cohu Inc.	1,473	13,228
CSR PLC(a)	3,087	17,781
Cypress Semiconductor Corp.(a)	757	6,964
DSP Group Inc.(a)	1,619	10,944
EMCORE Corp.(a)	4,216	5,312
Emulex Corp.(a)	422	4,127
Entegris Inc.(a)	7,722	21,004
Exar Corp.(a)	2,406	17,299
Fairchild Semiconductor International Inc.(a)	8,564	59,862
FormFactor Inc.(a)	192	3,310
GSI Technology Inc.(a)	1,446	5,582
Integrated Device Technology Inc.(a)	8,534	51,545
Intel Corp.	143,170	2,369,464
International Rectifier Corp.(a)	2,672	39,572
Intersil Corp. Class A	4,117	51,751
IXYS Corp.	371	3,755
KLA-Tencor Corp.	11,334	286,184
Lattice Semiconductor Corp.(a)	6,640	12,483
LSI Corp.(a)	43,222	197,092
Marvell Technology Group Ltd.(a)	3,361	39,122
Maxim Integrated Products Inc.	3,223	50,569
Micrel Inc.	1,656	12,122

Microchip Technology Inc.	1,031	23,249
Micron Technology Inc.(a)	46,722	236,413
Microtune Inc.(a)	1,367	3,199
MKS Instruments Inc.(a)	3,194	42,129
Novellus Systems Inc.(a)	2,583	43,136
OmniVision Technologies Inc.(a)	3,512	36,490
Pericom Semiconductor Corp.(a)	1,575	13,262
Photronics Inc.(a)	3,179	12,875
PMC-Sierra Inc.(a)	14,791	117,736
Rudolph Technologies Inc.(a)	1,931	10,659
Semitool Inc.(a)	1,322	6,108
Silicon Image Inc.(a)	4,532	10,424
Standard Microsystems Corp.(a)	1,035	21,166
Techwell Inc.(a)	87	740
TriQuint Semiconductor Inc.(a)	4,282	22,737
Veeco Instruments Inc.(a)	852	9,875
Virage Logic Corp.(a)	1,217	5,477
White Electronic Designs Corp.(a)	1,296	6,000
Zoran Corp.(a)	847	9,232

		5,166,105
SHIPBUILDING—0.00%
Todd Shipyards Corp.	326	5,428

		5,428
SOFTWARE—0.42%
Activision Blizzard Inc.(a)	15,548	196,371
Acxiom Corp.	823	7,267
American Reprographics Co.(a)	280	2,330
American Software Inc. Class A	527	3,036
AMICAS Inc.(a)	585	1,626
Autodesk Inc.(a)	4,882	92,660
Avid Technology Inc.(a)	1,509	20,236
Broadridge Financial Solutions Inc.	3,495	57,947
CA Inc.	5,996	104,510
Callidus Software Inc.(a)	814	2,320
Compuware Corp.(a)	16,050	110,103
CSG Systems International Inc.(a)	1,186	15,703
Deltek Inc.(a)	207	898
Digi International Inc.(a)	1,063	10,364
DivX Inc.(a)	955	5,243
Double-Take Software Inc.(a)	99	856
Epicor Software Corp.(a)	3,064	16,239
Fair Isaac Corp.	3,316	51,265
Fidelity National Information Services Inc.	7,991	159,500
IMS Health Inc.	9,408	119,482
infoGROUP Inc.(a)	1,041	5,944
InnerWorkings Inc.(a)	285	1,354
JDA Software Group Inc.(a)	455	6,807
Lawson Software Inc.(a)	5,260	29,351
ManTech International Corp. Class A(a)	273	11,750
MoneyGram International Inc.(a)	801	1,426
Monotype Imaging Holdings Inc.(a)	1,278	8,703
MSC Software Corp.(a)	3,328	22,164
Novell Inc.(a)	13,301	60,254
Nuance Communications Inc.(a)	1,240	14,992
Omnicell Inc.(a)	302	3,247
Omniture Inc.(a)	258	3,240
OpenTV Corp. Class A(a)	6,299	8,315
Pervasive Software Inc.(a)	879	5,353
Quest Software Inc.(a)	3,929	54,770
Schawk Inc.	995	7,472
SeaChange International Inc.(a)	1,029	8,263
Synchronoss Technologies Inc.(a)	157	1,926

SYNNEX Corp.(a)	1,025	25,615
Take-Two Interactive Software Inc.	4,559	43,174
THQ Inc.(a)	1,417	10,146
Total System Services Inc.	2,946	39,447
Trident Microsystems Inc.(a)	2,539	4,418

		1,356,087
STORAGE & WAREHOUSING—0.01%
Mobile Mini Inc.(a)	1,686	24,734

		24,734
TELECOMMUNICATIONS—6.70%
Adaptec Inc.(a)	9,283	24,600
ADC Telecommunications Inc.(a)	5,201	41,400
ADTRAN Inc.	821	17,627
Airvana Inc.(a)	286	1,822
Amdocs Ltd.(a)	11,070	237,452
Anaren Inc.(a)	111	1,962
Anixter International Inc.(a)	1,691	63,565
ARRIS Group Inc.(a)	2,041	24,819
AT&T Inc.	395,073	9,813,613
Atlantic Tele-Network Inc.	581	22,827
Black Box Corp.	1,186	39,695
CenturyTel Inc.	6,761	207,563
Ciena Corp.(a)	5,307	54,927
Cincinnati Bell Inc.(a)	11,768	33,421
Clearwire Corp. Class A(a)	4,088	22,607
CommScope Inc.(a)	5,522	145,008
Communications Systems Inc.	524	5,135
Consolidated Communications Holdings Inc.	1,025	12,003
Corning Inc.	15,126	242,924
CPI International Inc.(a)	588	5,110
Crown Castle International Corp.(a)	12,484	299,866
D&E Communications Inc.	864	8,839
EchoStar Corp. Class A(a)	2,665	42,480
Embarq Corp.	9,542	401,337
EMS Technologies Inc.(a)	181	3,783
Extreme Networks Inc.(a)	6,584	13,168
FairPoint Communications Inc.	5,841	3,505
Frontier Communications Corp.	11,818	84,381
General Communication Inc. Class A(a)	1,207	8,365
GeoEye Inc.(a)	66	1,555
Global Crossing Ltd.(a)	276	2,534
Globecomm Systems Inc.(a)	1,240	8,916
Harmonic Inc.(a)	1,499	8,829
Harris Corp.	1,887	53,515
Harris Stratex Networks Inc.(a)	3,776	24,468
Iowa Telecommunications Services Inc.	1,931	24,157
iPCS Inc.(a)	88	1,316
JDS Uniphase Corp.(a)	7,156	40,932
Knology Inc.(a)	1,293	11,159
KVH Industries Inc.(a)	50	342
Leap Wireless International Inc.(a)	916	30,164
Level 3 Communications Inc.(a)	108,201	163,384
MasTec Inc.(a)	961	11,263
Motorola Inc.	143,679	952,592
NETGEAR Inc.(a)	1,699	24,483
Network Equipment Technologies Inc.(a)	1,229	5,236
Newport Corp.(a)	2,659	15,396
NII Holdings Inc.(a)	10,459	199,453
Oplink Communications Inc.(a)	377	4,298
Opnext Inc.(a)	579	1,239
Plantronics Inc.	390	7,375
Polycom Inc.(a)	3,339	67,682

Powerwave Technologies Inc.(a)	8,691	13,993
Preformed Line Products Co.	14	617
Premiere Global Services Inc.(a)	604	6,547
Qwest Communications International Inc.	98,339	408,107
RF Micro Devices Inc.(a)	1,335	5,020
Sonus Networks Inc.(a)	13,196	21,246
Sprint Nextel Corp.(a)	187,267	900,754
SureWest Communications(a)	856	8,962
Sycamore Networks Inc.(a)	13,311	41,663
Symmetricom Inc.(a)	3,243	18,712
Syniverse Holdings Inc.(a)	784	12,568
Tekelec(a)	2,969	49,968
Telephone and Data Systems Inc.	6,039	170,904
Tellabs Inc.(a)	26,501	151,851
3Com Corp.(a)	4,696	22,118
United States Cellular Corp.(a)	1,016	39,065
USA Mobility Inc.	148	1,888
UTStarcom Inc.(a)(b)	7,206	11,746
Verizon Communications Inc.	190,209	5,845,123
Virgin Media Inc.	19,314	180,586
Virgin Mobile USA Inc. Class A(a)	1,337	5,375
Windstream Corp.	15,581	130,257

		21,591,162
TEXTILES—0.11%
Cintas Corp.	7,215	164,791
G&K Services Inc. Class A	1,363	28,827
Mohawk Industries Inc.(a)	3,722	132,801
UniFirst Corp.	767	28,509

		354,928
TOYS, GAMES & HOBBIES—0.07%
Hasbro Inc.	3,386	82,077
JAKKS Pacific Inc.(a)	1,913	24,544
LeapFrog Enterprises Inc.(a)	2,253	5,159
Mattel Inc.	5,378	86,317
RC2 Corp.(a)	1,183	15,651

		213,748
TRANSPORTATION—1.92%
Air Transport Services Group Inc.(a)	1,440	3,341
Alexander & Baldwin Inc.	2,844	66,663
American Commercial Lines Inc.(a)	550	8,514
Arkansas Best Corp.	1,740	45,849
Atlas Air Worldwide Holdings Inc.(a)	1,127	26,135
Bristow Group Inc.(a)	1,917	56,801
Burlington Northern Santa Fe Corp.	17,585	1,293,201
CAI International Inc.(a)	163	831
Celadon Group Inc.(a)	275	2,307
Con-way Inc.	2,074	73,233
CSX Corp.	26,184	906,752
DHT Maritime Inc.	3,360	17,506
Dynamex Inc.(a)	330	5,079
Eagle Bulk Shipping Inc.	2,932	13,751
FedEx Corp.	20,849	1,159,621
Forward Air Corp.	961	20,489
Frontline Ltd.	3,410	83,068
Genco Shipping & Trading Ltd.	1,676	36,403
General Maritime Corp.	3,156	31,213
Golar LNG Ltd.	385	3,292
GulfMark Offshore Inc.(a)	687	18,961
Heartland Express Inc.	1,449	21,329
Horizon Lines Inc. Class A	1,729	6,674
Hub Group Inc. Class A(a)	1,245	25,697

International Shipholding Corp.	416	11,215
Kansas City Southern Industries Inc.(a)	3,279	52,825
Kirby Corp.(a)	2,827	89,870
Knight Transportation Inc.	742	12,280
Knightsbridge Tankers Ltd.	1,069	14,581
Nordic American Tanker Shipping Ltd.(b)	2,794	88,905
Norfolk Southern Corp.	21,356	804,481
Old Dominion Freight Line Inc.(a)	1,530	51,362
Overseas Shipholding Group Inc.	1,524	51,877
Pacer International Inc.	1,465	3,267
Patriot Transportation Holding Inc.(a)	31	2,261
PHI Inc.(a)	303	5,193
Ryder System Inc.	3,707	103,499
Saia Inc.(a)	960	17,290
Ship Finance International Ltd.	1,044	11,515
TBS International Ltd.(a)	750	5,858
Teekay Corp.	1,579	33,206
Ultrapetrol (Bahamas) Ltd.(a)	1,723	7,633
Union Pacific Corp.	15,812	823,173
Universal Truckload Services Inc.	249	3,897
USA Truck Inc.(a)	154	2,084
UTi Worldwide Inc.(a)	663	7,558
Werner Enterprises Inc.	2,922	52,947
YRC Worldwide Inc.(a)(b)	3,915	6,773

		6,190,260
TRUCKING & LEASING—0.04%
Aircastle Ltd.	3,201	23,527
AMERCO(a)	641	23,813
GATX Corp.	1,798	46,245
Greenbrier Companies Inc. (The)	1,211	8,707
TAL International Group Inc.	719	7,837
Textainer Group Holdings Ltd.	384	4,412
Willis Lease Finance Corp.(a)	401	5,261

		119,802
WATER—0.13%
American States Water Co.	1,283	44,443
American Water Works Co. Inc.	3,674	70,210
Aqua America Inc.	9,226	165,145
Artesian Resources Corp. Class A	348	5,544
California Water Service Group	1,214	44,724
Connecticut Water Service Inc.	564	12,233
Consolidated Water Co. Ltd.	582	9,225
Middlesex Water Co.	906	13,092
Pennichuck Corp.	245	5,586
PICO Holdings Inc.(a)	768	22,042
SJW Corp.	851	19,318
Southwest Water Co.	1,827	10,085
York Water Co.	399	6,117

		427,764

TOTAL COMMON STOCKS
(Cost: $493,481,676)		321,073,700

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.38%

MONEY MARKET FUNDS—1.38%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40%(d)(e)(f)	3,121,399	3,121,399
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32%(d)(e)(f)	544,477	544,477
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%(d)(e)	788,298	788,298

		4,454,174

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,454,174)		4,454,174

TOTAL INVESTMENTS IN SECURITIES—101.00%
(Cost: $497,935,850)		325,527,874
Other Assets, Less Liabilities—(1.00)%		(3,237,656)

NET ASSETS—100.00%		$322,290,218

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2009

Security	Shares	Value

COMMON STOCKS—99.92%

ADVERTISING—0.16%
APAC Customer Services Inc.(a)	41,574	$213,275
Gaiam Inc. Class A(a)	27,331	149,501
Marchex Inc. Class B	31,446	105,973

		468,749
AEROSPACE & DEFENSE—0.39%
Allied Defense Group Inc. (The)(a)	8,762	38,553
Ducommun Inc.	17,583	330,385
GenCorp Inc.(a)	84,759	161,890
Herley Industries Inc.(a)	25,896	284,079
Innovative Solutions and Support Inc.	28,861	129,009
Limco-Piedmont Inc.(a)	11,962	36,364
LMI Aerospace Inc.(a)	14,065	142,338

		1,122,618
AGRICULTURE—0.29%
AgFeed Industries Inc.(a)(b)	43,006	255,026
Alico Inc.	8,153	244,753
Cadiz Inc.(a)	27,406	263,920
Maui Land & Pineapple Co. Inc.(a)	8,061	62,150

		825,849
AIRLINES—0.51%
Hawaiian Holdings Inc.(a)	82,126	494,399
Pinnacle Airlines Corp.(a)	31,406	88,251
Republic Airways Holdings Inc.(a)	58,161	379,791
US Airways Group Inc.(a)(b)	204,389	496,665

		1,459,106
APPAREL—0.72%
American Apparel Inc.(a)	47,257	172,015
Cherokee Inc.	17,079	338,506
G-III Apparel Group Ltd.(a)	21,556	247,678
Heelys Inc.	31,437	62,560
Maidenform Brands Inc.(a)	33,496	384,199
Oxford Industries Inc.	21,604	251,687
Perry Ellis International Inc.(a)	15,949	116,109
R.G. Barry Corp.	8,830	57,395
Unifi Inc.(a)	72,444	102,870
Weyco Group Inc.	14,186	327,555

		2,060,574
AUTO MANUFACTURERS—0.01%
Wabash National Corp.	46,584	32,609

		32,609
AUTO PARTS & EQUIPMENT—1.56%
American Axle & Manufacturing Holdings Inc.	63,932	219,926
Amerigon Inc. Class A(a)	35,052	213,817
ArvinMeritor Inc.	113,493	498,234

ATC Technology Corp.(a)	32,437	470,336
China Automotive Systems Inc.(a)	4,943	27,186
Dana Holding Corp.(a)	143,380	183,526
Dorman Products Inc.(a)	19,713	272,631
Fuel Systems Solutions Inc.(a)(b)	19,983	403,457
Lear Corp.(a)	69,031	34,515
Miller Industries Inc.(a)	20,849	183,471
Modine Manufacturing Co.	50,916	244,397
Motorcar Parts of America Inc.(a)	19,463	76,490
SORL Auto Parts Inc.(a)	13,264	50,668
Spartan Motors Inc.	52,077	590,032
Standard Motor Products Inc.	26,310	217,584
Superior Industries International Inc.	38,486	542,653
Wonder Auto Technology Inc.(a)	23,992	243,039

		4,471,962
BANKS—10.08%
Access National Corp.	20,734	125,026
Alliance Financial Corp.	7,659	217,209
Ameris Bancorp	30,388	192,052
AmeriServ Financial Inc.	84,567	152,221
Ames National Corp.	15,413	376,231
Arrow Financial Corp.	21,018	567,486
Bancorp Inc. (The)(a)(b)	26,457	158,742
Bancorp Rhode Island Inc.	7,279	143,469
BancTrust Financial Group Inc.(b)	39,672	119,016
Bank of Florida Corp.(a)(b)	32,358	101,928
Bank of Granite Corp.	36,652	110,323
Bank of Marin Bancorp	8,166	220,074
Banner Corp.(b)	30,879	117,958
Berkshire Bancorp Inc.	7,159	41,880
Boston Private Financial Holdings Inc.	114,169	511,477
Bridge Capital Holdings(a)	19,292	114,787
Bryn Mawr Bank Corp.	19,130	360,983
Cadence Financial Corp.	41,099	91,651
Camden National Corp.	15,861	539,750
Capital City Bank Group Inc.(b)	22,432	377,979
Capitol Bancorp Ltd.	34,600	91,690
Cardinal Financial Corp.	55,780	436,757
Cascade Bancorp(b)	47,233	66,599
Cass Information Systems Inc.	14,776	483,766
Center Bancorp Inc.	36,236	295,323
Center Financial Corp.	37,510	94,525
Centerstate Banks Inc.	17,925	133,003
Central Pacific Financial Corp.	52,369	196,384
Citizens & Northern Corp.(b)	17,398	357,877
Citizens Republic Bancorp Inc.(a)	210,181	149,229
City Bank(b)	34,712	81,920
CNB Financial Corp.	9,424	133,538
CoBiz Financial Inc.	38,207	244,907
Columbia Banking System Inc.	34,129	349,140
Eagle Bancorp Inc.(a)	8,881	77,886
Eastern Virginia Bankshares Inc.	1,225	10,584
Encore Bancshares Inc.(a)	13,456	97,556
Enterprise Financial Services Corp.(b)	23,200	210,888
Farmers Capital Bank Corp.	7,475	188,146
Financial Institutions Inc.	19,177	261,958
First Bancorp (North Carolina)	30,607	479,918
First Bancorp Inc. (The) (Maine)	17,837	347,286
First Citizens Banc Corp.	166	832
First Community Bancshares Inc.	19,716	253,153
First Financial Bancorp	67,764	509,585
First Merchants Corp.	39,082	313,828
First Security Group Inc.	37,802	143,648

First South Bancorp Inc.(b)	19,658	228,033
First State Bancorp(a)	49,442	95,423
Firstbank Corp.	9,363	66,009
FNB United Corp.	1,537	3,812
Frontier Financial Corp.	84,715	102,505
German American Bancorp Inc.	25,206	363,218
Great Southern Bancorp Inc.	19,091	392,320
Green Bancshares Inc.(b)	32,321	144,798
Guaranty Bancorp(a)	97,459	186,147
Hampton Roads Bankshares Inc.(b)	44,240	364,980
Hanmi Financial Corp.	96,944	169,652
Harleysville National Corp.	73,752	346,634
Heartland Financial USA Inc.(b)	27,218	388,673
Heritage Commerce Corp.	28,017	104,223
Independent Bank Corp. (Michigan)	48,868	64,506
Integra Bank Corp.	53,977	62,074
Intervest Bancshares Corp.(a)	30,128	102,435
Irwin Financial Corp.(a)	69,452	50,005
Lakeland Bancorp Inc.	41,381	372,015
Lakeland Financial Corp.	28,803	547,257
LNB Bancorp Inc.	31,115	197,580
Macatawa Bank Corp.(a)(b)	24,339	68,636
MainSource Financial Group Inc.	40,189	298,202
MBT Financial Corp.	55,522	127,701
Mercantile Bank Corp.	29,560	97,548
Midwest Banc Holdings Inc.(a)	75,727	56,038
Nara Bancorp Inc.	45,780	237,140
National Bankshares Inc.	11,295	271,080
NewBridge Bancorp	42,444	87,859
Old Second Bancorp Inc.(b)	25,201	148,686
Oriental Financial Group Inc.	39,288	381,094
Pacific Capital Bancorp	88,659	189,730
Pacific Continental Corp.	18,260	221,494
Pacific Mercantile Bancorp(a)	21,911	93,560
Peapack-Gladstone Financial Corp.	11,322	218,401
Peoples Bancorp Inc.	19,743	336,618
Pinnacle Financial Partners Inc.(a)	41,671	555,058
Preferred Bank	32,811	124,682
PremierWest Bancorp	35,685	120,972
QCR Holdings Inc.	2,972	29,720
Renasant Corp.	38,992	585,660
Republic First Bancorp Inc.(a)(b)	29,858	232,892
Riverview Bancorp Inc.	25,046	75,639
S.Y. Bancorp Inc.	25,473	615,682
Sandy Spring Bancorp Inc.	29,079	427,461
SCBT Financial Corp.	25,114	594,951
Seacoast Banking Corp. of Florida(b)	37,184	90,357
Shore Bancshares Inc.	17,640	316,462
Sierra Bancorp(b)	16,699	210,908
Smithtown Bancorp Inc.	30,579	391,105
South Financial Group Inc. (The)(b)	145,578	173,238
Southern Community Financial Corp.	43,696	118,416
Southside Bancshares Inc.	28,547	652,870
Southwest Bancorp Inc.	28,510	278,258
State Bancorp Inc.	22,236	168,104
Stellar One Corp.	44,666	578,425
Sterling Bancorp	39,312	328,255
Sterling Financial Corp.	84,583	246,137
Suffolk Bancorp	21,873	560,824
Sun Bancorp Inc. (New Jersey)(a)	29,070	150,583
Superior Bancorp(a)	27,644	72,151
Taylor Capital Group Inc.(a)	11,264	77,158
TriCo Bancshares(b)	27,127	420,468
UCBH Holdings Inc.	194,507	245,079

Union Bankshares Corp.	26,273	393,307
United Security Bancshares	15,085	76,028
United Security Bancshares Inc.	34	745
United Western Bancorp Inc.	17,907	169,221
Univest Corp. of Pennsylvania	26,351	533,871
Virginia Commerce Bancorp Inc.(a)	42,878	98,619
W Holding Co. Inc.(b)	4,608	65,434
Washington Trust Bancorp Inc.	29,719	529,890
West Bancorporation	35,637	178,185
West Coast Bancorp(b)	34,325	70,023
Wilshire Bancorp Inc.	38,111	219,138
Yadkin Valley Financial Corp.	30,947	213,844

		28,826,074
BEVERAGES—0.35%
Diedrich Coffee Inc.(a)	4,531	107,747
Farmer Brothers Co.	15,318	350,476
Peet’s Coffee & Tea Inc.(a)	21,321	537,289

		995,512
BIOTECHNOLOGY—3.98%
Affymax Inc.(a)	22,864	421,384
Arena Pharmaceuticals Inc.(a)	127,236	634,908
ARIAD Pharmaceuticals Inc.(a)	140,940	224,095
ArQule Inc.(a)	67,651	415,377
ARYx Therapeutics Inc.(a)	33,778	139,503
AspenBio Pharma Inc.(a)	50,092	133,746
Avigen Inc.(a)	58,966	77,835
BioCryst Pharmaceuticals Inc.(a)	31,235	125,877
BioMimetic Therapeutics Inc.(a)	24,176	223,386
BioSante Pharmaceuticals Inc.(a)(b)	47,217	94,434
Cambrex Corp.(a)	46,605	192,013
Cardium Therapeutics Inc.(a)	39,017	72,181
Celldex Therapeutics Inc.(a)	19,494	152,443
Celsion Corp.(a)	6,963	30,150
Cleveland Biolabs Inc.(a)	16,970	73,141
CombiMatrix Corp.(a)	13,152	92,064
CryoLife Inc.(a)	45,597	252,607
CuraGen Corp.(a)	81,906	117,945
Curis Inc.(a)	125,069	198,860
Cytokinetics Inc.(a)	63,895	180,823
Cytori Therapeutics Inc.(a)(b)	42,039	151,761
Enzo Biochem Inc.(a)	50,539	223,888
Enzon Pharmaceuticals Inc.(a)	73,370	577,422
Exact Sciences Corp.(a)	44,771	118,643
GTC Biotherapeutics Inc.(a)	11,438	30,425
GTx Inc.(a)(b)	31,302	288,917
Harvard Bioscience Inc.(a)	43,164	170,498
Idera Pharmaceuticals Inc.(a)(b)	36,133	211,739
Immunomedics Inc.(a)	102,650	260,731
Lexicon Pharmaceuticals Inc.(a)	117,898	146,194
Maxygen Inc.(a)	40,776	274,015
MDRNA Inc.(a)(b)	60,257	83,155
Micromet Inc.(a)(b)	69,568	346,449
Molecular Insight Pharmaceuticals Inc.(a)(b)	30,209	156,181
Momenta Pharmaceuticals Inc.(a)	56,664	681,668
Monogram Biosciences Inc.(a)	37,810	171,279
Nanosphere Inc.(a)	17,112	84,020
Neuralstem Inc.(a)	34,797	37,233
Novavax Inc.(a)(b)	94,109	308,678
OncoGenex Pharmaceutical Inc.(a)	6,078	132,987
Oncothyreon Inc.(a)(b)	36,628	136,989
Orchid Cellmark Inc.(a)	49,636	79,418
Orexigen Therapeutics Inc.(a)	32,709	167,797

Oxigene Inc.(a)	41,547	90,572
PharmAthene Inc.(a)	24,282	53,420
Protalix BioTherapeutics Inc.(a)	54,443	246,082
Repligen Corp.(a)	54,023	297,126
Rexahn Pharmaceuticals Inc.(a)	40,306	33,454
RTI Biologics Inc.(a)	89,772	385,122
RXi Pharmaceuticals Corp.(a)	12,632	57,349
Sangamo BioSciences Inc.(a)(b)	66,408	328,056
Sequenom Inc.(a)	94,945	371,235
StemCells Inc.(a)(b)	165,669	281,637
SuperGen Inc.(a)	102,245	205,512
Transcept Pharmaceuticals Inc.(a)	8,747	45,222
Vical Inc.(a)	56,871	154,120
ZIOPHARM Oncology Inc.(a)(b)	85,965	141,842

		11,383,608
BUILDING MATERIALS—0.68%
AAON Inc.	22,961	457,383
Builders FirstSource Inc.(a)(b)	24,608	102,369
China Architectural Engineering Inc.(a)(b)	24,693	48,151
Comfort Systems USA Inc.	64,148	657,517
LSI Industries Inc.	32,715	178,297
NCI Building Systems Inc.(a)	19,918	52,584
Trex Co. Inc.(a)(b)	25,127	335,948
U.S. Concrete Inc.(a)	60,728	120,241

		1,952,490
CHEMICALS—1.74%
Aceto Corp.	44,232	295,027
American Pacific Corp.(a)	14,745	93,926
American Vanguard Corp.	32,907	371,849
Chase Corp.	13,712	163,173
Ferro Corp.	65,091	179,000
Hawkins Inc.	18,484	417,369
ICO Inc.(a)	47,872	130,212
Innophos Holdings Inc.	27,055	456,959
Innospec Inc.	38,680	415,810
KMG Chemicals Inc.	10,661	77,719
Landec Corp.(a)	45,545	309,251
NL Industries Inc.	11,908	87,881
OMNOVA Solutions Inc.(a)	73,952	241,084
Penford Corp.	19,806	114,677
Quaker Chemical Corp.	18,011	239,366
ShengdaTech Inc.(a)(b)	47,949	180,768
Spartech Corp.	49,828	457,919
Symyx Technologies Inc.(a)	54,726	320,147
Zep Inc.	35,397	426,534

		4,978,671
COAL—0.07%
National Coal Corp.(a)(b)	52,501	62,476
Westmoreland Coal Co.(a)	16,951	137,303

		199,779
COMMERCIAL SERVICES—5.33%
Albany Molecular Research Inc.(a)	36,791	308,676
American Caresource Holdings Inc.(a)	24,800	92,752
AMN Healthcare Services Inc.(a)	52,799	336,858
Barrett Business Services Inc.	11,681	122,650
Bowne & Co. Inc.	44,733	291,212
Cardtronics Inc.(a)	18,789	71,586
Carriage Services Inc.(a)	31,061	110,888
CDI Corp.	20,162	224,806
ChinaCast Education Corp.(a)	25,000	178,000

Collectors Universe Inc.	21,878	106,765
Compass Diversified Holdings	44,032	356,219
Consolidated Graphics Inc.(a)	15,614	271,996
Cornell Companies Inc.(a)	18,955	307,261
CorVel Corp.(a)	13,217	300,951
CPI Corp.	8,918	151,517
CRA International Inc.(a)	18,166	504,288
Cross Country Healthcare Inc.(a)	50,152	344,544
Diamond Management & Technology Consultants Inc.	39,590	166,278
Dollar Financial Corp.(a)	39,775	548,497
Dollar Thrifty Automotive Group Inc.(a)	33,686	469,920
Edgewater Technology Inc.(a)	19,180	49,484
Electro Rent Corp.	32,322	306,736
ExlService Holdings Inc.(a)	25,198	282,470
Exponent Inc.(a)	23,780	582,848
Franklin Covey Co.(a)	22,817	142,150
Great Lakes Dredge & Dock Corp.	65,563	313,391
H&E Equipment Services Inc.(a)	44,698	417,926
Hackett Group Inc. (The)(a)	62,303	145,166
Hill International Inc.(a)	38,314	164,750
Hudson Highland Group Inc.(a)	42,382	83,069
ICT Group Inc.(a)	14,611	127,554
Integrated Electrical Services Inc.(a)	13,365	104,381
Intersections Inc.(a)	19,802	91,881
Jackson Hewitt Tax Service Inc.	46,673	292,173
Kendle International Inc.(a)	23,550	288,252
Kenexa Corp.(a)	35,976	416,242
Kforce Inc.(a)	47,219	390,501
Learning Tree International Inc.(a)	13,741	141,532
LECG Corp.(a)	40,857	133,194
Mac-Gray Corp.(a)	21,020	278,305
Medifast Inc.(a)	22,253	255,019
MedQuist Inc.	13,467	81,879
Michael Baker Corp.(a)	13,051	552,840
Midas Inc.(a)	24,926	261,224
Multi-Color Corp.	19,316	236,814
Odyssey Marine Exploration Inc.(a)	107,002	171,203
On Assignment Inc.(a)	59,036	230,831
PDI Inc.(a)	19,183	78,650
PRG-Schultz International Inc.(a)	30,390	82,053
Princeton Review Inc. (The)(a)	29,591	160,087
Protection One Inc.(a)	9,623	41,186
Providence Service Corp. (The)(a)	17,422	190,771
QC Holdings Inc.	11,286	58,010
Rewards Network Inc.(a)	39,842	150,603
Rural/Metro Corp.(a)	34,659	88,380
Saba Software Inc.(a)	39,576	152,368
Senomyx Inc.(a)	47,480	100,183
Spherion Corp.(a)	84,798	349,368
Standard Parking Corp.(a)	15,608	254,254
StarTek Inc.(a)	19,526	156,599
Team Inc.(a)	31,208	489,029
Transcend Services Inc.(a)	13,586	215,338
Tree.com Inc.(a)	10,792	103,603
Universal Technical Institute Inc.(a)	32,903	491,242
Versar Inc.(a)	13,198	52,396
VirnetX Holding Corp.(a)(b)	58,822	90,586
Volt Information Sciences Inc.(a)	19,614	122,980

		15,235,165
COMPUTERS—3.62%
Acorn Energy Inc.(a)	23,525	68,222
Agilysys Inc.	28,228	132,107
CIBER Inc.(a)	108,695	336,954

Cogo Group Inc.(a)	39,982	238,693
Compellent Technologies Inc.(a)	29,609	451,537
Computer Task Group Inc.(a)	28,369	173,051
COMSYS IT Partners Inc.(a)	23,300	136,305
Cray Inc.(a)	56,448	444,810
Datalink Corp.(a)	12,522	53,218
Digimarc Corp.(a)	13,591	170,839
Dynamics Research Corp.(a)	22,457	224,795
EasyLink Services International Corp. Class A(a)	32,866	50,285
Echelon Corp.(a)(b)	52,959	449,092
eLoyalty Corp.(a)	7,809	61,535
Furmanite Corp.(a)	59,788	266,654
Hutchinson Technology Inc.(a)	34,286	66,858
iCAD Inc.(a)	57,999	75,399
iGATE Corp.	33,968	224,868
Immersion Corp.(a)	46,786	231,123
Innodata Isogen Inc.(a)	36,746	160,947
Integral Systems Inc.(a)	30,151	250,856
Interphase Corp.(a)	10,945	61,292
Isilon Systems Inc.(a)	43,520	184,525
LaserCard Corp.(a)	23,634	78,229
LivePerson Inc.(a)	67,335	269,340
Magma Design Automation Inc.(a)(b)	70,692	103,210
Maxwell Technologies Inc.(a)(b)	36,712	507,727
Mercury Computer Systems Inc.(a)	37,039	342,611
NCI Inc. Class A(a)	13,083	397,985
Ness Technologies Inc.(a)	61,755	241,462
NYFIX Inc.(a)	63,003	52,292
PAR Technology Corp.(a)	14,421	92,150
Pomeroy IT Solutions Inc.(a)	31,705	189,596
Quantum Corp.(a)	321,166	266,568
Radiant Systems Inc.(a)	43,900	364,370
RadiSys Corp.(a)	39,089	352,192
Rimage Corp.(a)	16,729	277,869
Silicon Graphics International Corp.(a)	48,990	222,415
Silicon Storage Technology Inc.(a)	127,103	237,683
SMART Modular Technologies (WWH) Inc.(a)	57,575	130,695
Stratasys Inc.(a)(b)	32,971	362,351
Super Micro Computer Inc.(a)	40,393	309,410
TechTeam Global Inc.(a)	15,126	98,924
3D Systems Corp.(a)(b)	29,627	213,611
Tier Technologies Inc. Class B(a)	31,114	238,956
TransAct Technologies Inc.(a)	17,955	89,416
USA Technologies Inc.(a)	34,752	105,299
Virtusa Corp.(a)	23,266	186,826
Wave Systems Corp. Class A(a)(b)	106,332	115,902

		10,361,054
COSMETICS & PERSONAL CARE—0.26%
Elizabeth Arden Inc.(a)	38,961	340,130
Inter Parfums Inc.	23,918	175,558
Parlux Fragrances Inc.(a)	29,044	51,117
Revlon Inc. Class A(a)	29,777	161,987

		728,792
DISTRIBUTION & WHOLESALE—0.83%
BlueLinx Holdings Inc.(a)	15,212	45,636
BMP Sunstone Corp.(a)(b)	51,819	245,622
Chindex International Inc.(a)	21,894	270,829
Core-Mark Holding Co. Inc.(a)	18,194	474,136
Houston Wire & Cable Co.(b)	29,448	350,726
MWI Veterinary Supply Inc.(a)	18,380	640,727
Rentrak Corp.(a)	20,097	330,194

		2,357,870

DIVERSIFIED FINANCIAL SERVICES—2.19%
Ampal-American Israel Corp. Class A(a)	37,954	92,608
Asta Funding Inc.(b)	19,832	107,886
Broadpoint Gleacher Securities Inc.(a)	57,662	321,754
CompuCredit Corp.(a)	22,977	52,847
Cowen Group Inc.(a)	26,773	223,555
Diamond Hill Investment Group Inc.(a)	4,699	188,806
Encore Capital Group Inc.(a)	20,655	273,679
Epoch Holding Corp.	22,657	195,756
FBR Capital Markets Corp.(a)	25,617	120,400
FCStone Group Inc.(a)	40,981	161,875
Federal Agricultural Mortgage Corp.	14,804	71,503
First Marblehead Corp. (The)(a)(b)	92,302	186,450
FirstCity Financial Corp.(a)	25,717	113,412
International Assets Holding Corp.(a)(b)	7,589	112,848
JMP Group Inc.	26,077	200,532
LaBranche & Co. Inc.(a)	87,947	378,172
MarketAxess Holdings Inc.(a)	51,949	495,074
Marlin Business Services Corp.(a)	17,201	96,326
NewStar Financial Inc.(a)	40,554	77,458
Oppenheimer Holdings Inc. Class A	15,067	318,968
Penson Worldwide Inc.(a)(b)	29,027	259,792
Sanders Morris Harris Group Inc.	33,402	183,711
SWS Group Inc.	38,637	539,759
Thomas Weisel Partners Group Inc.(a)	34,113	205,360
TradeStation Group Inc.(a)	52,153	441,214
U.S. Global Investors Inc. Class A(b)	20,779	192,414
United PanAm Financial Corp.(a)	16,690	59,249
Virtus Investment Partners Inc.(a)	9,485	139,335
Westwood Holdings Group Inc.	10,744	449,207

		6,259,950
ELECTRIC—0.34%
Central Vermont Public Service Corp.	20,147	364,661
Florida Public Utilities Co.	7,205	101,086
U.S. Geothermal Inc.(a)(b)	103,736	147,305
Unitil Corp.	17,147	353,571

		966,623
ELECTRICAL COMPONENTS & EQUIPMENT—1.15%
Advanced Battery Technologies Inc.(a)(b)	79,184	318,320
C&D Technologies Inc.(a)(b)	37,096	74,192
China BAK Battery Inc.(a)(b)	59,510	175,554
Coleman Cable Inc.(a)	13,850	38,918
Graham Corp.	15,610	207,613
Harbin Electric Inc.(a)	17,948	280,707
Insteel Industries Inc.	26,774	220,618
Magnetek Inc.(a)	48,022	66,751
Nexxus Lighting Inc.(a)	8,950	53,700
NIVS IntelliMedia Technology Group Inc.(a)	11,045	32,693
Orion Energy Systems Inc.(a)	29,511	110,666
Power-One Inc.(a)(b)	110,355	164,429
PowerSecure International Inc.(a)	29,406	125,270
Research Frontiers Inc.(a)(b)	33,856	121,204
SatCon Technology Corp.(a)	85,051	153,092
SmartHeat Inc.(a)	10,878	74,514
Superconductor Technologies Inc.(a)(b)	22,608	84,554
Ultralife Corp.(a)	21,210	152,076
Universal Display Corp.(a)	46,929	458,966
Valence Technology Inc.(a)(b)	80,675	144,408
Vicor Corp.	32,391	233,863

		3,292,108

ELECTRONICS—2.30%
Bel Fuse Inc. Class B	17,503	280,748
BTU International Inc.(a)	14,117	73,973
California Micro Devices Corp.(a)	47,659	117,241
CTS Corp.	53,573	350,903
Cyberoptics Corp.(a)	17,229	98,205
DDi Corp.(a)	28,403	128,666
Electro Scientific Industries Inc.(a)	43,733	488,935
FARO Technologies Inc.(a)	27,440	426,143
Frequency Electronics Inc.(a)	19,836	74,385
ICx Technologies Inc.(a)	20,069	120,414
Iteris Inc.(a)	73,794	95,932
Keithley Instruments Inc.	20,861	83,444
LaBarge Inc.(a)	20,461	189,673
LeCroy Corp.(a)	23,522	88,207
LoJack Corp.(a)	30,320	127,041
Measurement Specialties Inc.(a)	23,153	163,229
MEMSIC Inc.(a)	25,231	106,979
Methode Electronics Inc.	60,313	423,397
Nu Horizons Electronics Corp.(a)	31,673	105,788
NVE Corp.(a)(b)	7,815	379,809
OSI Systems Inc.(a)	25,868	539,348
OYO Geospace Corp.(a)	6,864	176,130
RAE Systems Inc.(a)	61,436	84,782
Sonic Solutions Inc.(a)	33,066	97,545
Spectrum Control Inc.(a)	21,747	191,374
Spire Corp.(a)	10,587	58,228
SRS Labs Inc.(a)	23,025	153,116
Stoneridge Inc.(a)	23,822	114,346
Taser International Inc.(a)	98,719	450,159
Technitrol Inc.	64,769	419,055
UQM Technologies Inc.(a)	69,788	180,053
X-Rite Inc.(a)	48,160	72,240
Zygo Corp.(a)	24,201	112,777

		6,572,265
ENERGY - ALTERNATE SOURCES—0.74%
Akeena Solar Inc.(a)(b)	38,462	49,231
Ascent Solar Technologies Inc.(a)	24,329	190,253
Comverge Inc.(a)	31,131	376,685
Evergreen Energy Inc.(a)	207,524	203,374
FuelCell Energy Inc.(a)	104,580	437,144
Green Plains Renewable Energy Inc.(a)(b)	15,138	99,154
Headwaters Inc.(a)	63,743	214,176
Hoku Scientific Inc.(a)	23,650	60,071
MGP Ingredients Inc.(a)	25,288	72,324
New Generation Biofuels Holdings Inc.(a)	33,388	52,085
Ocean Power Technologies Inc.(a)	17,624	102,924
Real Goods Solar Inc. Class A(a)	13,577	35,164
Syntroleum Corp.(a)	102,530	226,591

		2,119,176
ENGINEERING & CONSTRUCTION—0.26%
Argan Inc.(a)	9,204	130,053
ENGlobal Corp.(a)	30,953	152,289
Sterling Construction Co. Inc.(a)	16,331	249,211
VSE Corp.	7,762	203,054

		734,607
ENTERTAINMENT—0.71%
Bluegreen Corp.(a)	24,677	62,186
Carmike Cinemas Inc.	19,978	167,416
Century Casinos Inc.(a)	27,145	80,892
Dover Downs Gaming & Entertainment Inc.	23,785	110,600

Dover Motorsports Inc.	51,468	73,085
EDCI Holdings Inc.(a)	11,466	60,196
Empire Resorts Inc.(a)(b)	40,039	72,471
Great Wolf Resorts Inc.(a)	45,887	93,609
Lakes Entertainment Inc.(a)	28,567	83,130
Reading International Inc. Class A(a)	22,785	103,672
Rick’s Cabaret International Inc.(a)	12,487	76,171
Shuffle Master Inc.(a)	87,117	575,843
Steinway Musical Instruments Inc.(a)	12,147	129,973
Tix Corp.(a)(b)	41,547	101,790
VCG Holding Corp.(a)	28,505	60,431
Youbet.com Inc.(a)	54,587	180,137

		2,031,602
ENVIRONMENTAL CONTROL—0.70%
American Ecology Corp.	31,019	555,860
Casella Waste Systems Inc. Class A(a)	37,567	74,758
CECO Environmental Corp.(a)	13,481	53,654
Fuel Tech Inc.(a)(b)	28,835	279,699
Metalico Inc.(a)(b)	42,931	200,058
Met-Pro Corp.	26,207	283,560
Perma-Fix Environmental Services Inc.(a)	93,965	227,395
TRC Companies Inc.(a)	8,929	35,716
Waste Services Inc.(a)	34,078	176,524
WCA Waste Corp.(a)	31,988	120,915

		2,008,139
FOOD—1.09%
Ark Restaurants Corp.	11,460	143,250
B&G Foods Inc. Class A	32,359	272,139
Benihana Inc. Class A(a)	23,720	149,910
Calavo Growers Inc.	19,744	391,524
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	50,309	213,813
HQ Sustainable Maritime Industries Inc.(a)	18,208	166,603
Imperial Sugar Co.	20,797	251,852
Inventure Group (The) Inc.(a)	20,605	50,688
John B. Sanfilippo & Son Inc.(a)	19,407	138,760
Lifeway Foods Inc.(a)	10,192	131,477
Overhill Farms Inc.(a)	28,873	152,161
Rocky Mountain Chocolate Factory Inc.	16,073	123,762
Spartan Stores Inc.	38,722	480,540
Tasty Baking Co.	12,406	85,850
Zhongpin Inc.(a)	35,099	363,626

		3,115,955
FOREST PRODUCTS & PAPER—0.56%
Boise Inc.(a)(b)	38,890	66,891
Buckeye Technologies Inc.(a)	59,373	266,585
KapStone Paper and Packaging Corp.(a)	34,308	160,905
Neenah Paper Inc.	22,696	199,952
Orchids Paper Products Co.(a)	9,824	201,883
Schweitzer-Mauduit International Inc.	25,399	691,107
Verso Paper Corp.	14,860	18,278

		1,605,601
GAS—0.19%
Chesapeake Utilities Corp.	16,654	541,755

		541,755
HAND & MACHINE TOOLS—0.25%
K-Tron International Inc.(a)	4,204	334,975
L.S. Starrett Co. (The) Class A	11,834	80,471
Raser Technologies Inc.(a)(b)	87,493	244,980
Thermadyne Holdings Corp.(a)(b)	14,823	52,029

		712,455

HEALTH CARE—0.05%
MEDTOX Scientific Inc.(a)	13,493	127,239

		127,239
HEALTH CARE - PRODUCTS—5.24%
ABIOMED Inc.(a)	51,147	451,117
Alpha ProTech Ltd.(a)	41,998	89,036
Alphatec Holdings Inc.(a)	52,218	173,364
AngioDynamics Inc.(a)	40,842	541,973
Aspect Medical Systems Inc.(a)	32,027	189,280
AtriCure Inc.(a)	20,912	73,192
Atrion Corp.	2,000	268,180
ATS Medical Inc.(a)	89,250	293,632
BIOLASE Technology Inc.(a)(b)	46,497	78,580
Bovie Medical Corp.(a)(b)	32,896	286,524
Caliper Life Sciences Inc.(a)	85,961	152,151
Cantel Medical Corp.(a)	21,714	352,418
Cardiac Science Corp.(a)	33,383	134,200
Cardiovascular Systems Inc.(a)	13,374	103,114
Cerus Corp.(a)	60,292	62,101
Clinical Data Inc.(a)(b)	19,338	213,105
Columbia Laboratories Inc.(a)(b)	85,773	97,781
Cutera Inc.(a)	24,599	212,043
Cynosure Inc. Class A(a)	17,332	132,590
Delcath Systems Inc.(a)(b)	43,607	156,113
DexCom Inc.(a)	75,732	468,781
Electro-Optical Sciences Inc.(a)(b)	30,962	241,194
Endologix Inc.(a)	79,036	263,980
EnteroMedics Inc.(a)	25,607	85,271
Exactech Inc.(a)	14,292	207,234
Female Health Co. (The)(a)	32,566	156,317
Hansen Medical Inc.(a)(b)	41,198	203,518
HealthTronics Inc.(a)	60,065	120,731
Home Diagnostics Inc.(a)	22,601	138,770
Insulet Corp.(a)	42,142	324,493
IRIS International Inc.(a)	31,287	369,187
Kensey Nash Corp.(a)	14,984	392,731
LCA-Vision Inc.(a)(b)	25,251	106,559
MAKO Surgical Corp.(a)	26,954	243,125
Medical Action Industries Inc.(a)	24,330	278,579
Merge Healthcare Inc.(a)	40,672	174,890
Metabolix Inc.(a)(b)	31,866	261,939
Microvision Inc.(a)(b)	111,103	341,086
Micrus Endovascular Corp.(a)	27,466	248,293
Natus Medical Inc.(a)	46,104	532,040
NxStage Medical Inc.(a)(b)	37,535	221,456
OraSure Technologies Inc.(a)	73,121	180,609
Orthovita Inc.(a)	114,519	589,773
Osteotech Inc.(a)	31,975	140,690
Palomar Medical Technologies Inc.(a)	30,288	444,022
PURE Bioscience(a)(b)	51,497	93,725
Rochester Medical Corp.(a)	19,674	263,632
Rockwell Medical Technologies Inc.(a)	26,466	199,818
SenoRx Inc.(a)	34,483	115,518
Solta Medical Inc.(a)	76,883	119,937
Somanetics Corp.(a)	21,297	351,613
SonoSite Inc.(a)	29,298	587,718
Spectranetics Corp.(a)	53,788	265,175
Stereotaxis Inc.(a)(b)	45,781	177,630
Symmetry Medical Inc.(a)	58,636	546,488
Synovis Life Technologies Inc.(a)	19,442	403,810
TomoTherapy Inc.(a)	79,028	217,327

TranS1 Inc.(a)	23,360	145,533
Vascular Solutions Inc.(a)(b)	32,467	253,892
Vital Images Inc.(a)	24,296	275,760
Young Innovations Inc.	8,030	174,974

		14,988,312
HEALTH CARE - SERVICES—1.84%
Air Methods Corp.(a)	17,308	473,547
Alliance Healthcare Services Inc.(a)	42,827	313,922
Allied Healthcare International Inc.(a)	75,600	164,052
Almost Family Inc.(a)	11,532	301,101
America Service Group Inc.(a)	16,289	261,764
American Dental Partners Inc.(a)	22,956	208,211
Assisted Living Concepts Inc. Class A(a)	15,909	231,476
Bio-Imaging Technologies Inc.(a)	21,912	78,445
Capital Senior Living Corp.(a)	38,697	176,071
Continucare Corp.(a)(b)	57,607	134,224
Emergent Group Inc.	6,159	49,395
Ensign Group Inc. (The)	19,668	279,876
Five Star Quality Care Inc.(a)	50,504	96,463
Health Fitness Corp.(a)	16,705	103,571
Life Sciences Research Inc.(a)	16,906	121,216
MedCath Corp.(a)	23,639	277,995
Metropolitan Health Networks Inc.(a)	77,761	156,300
NightHawk Radiology Holdings Inc.(a)	36,574	135,324
NovaMed Inc.(a)	37,037	146,296
Odyssey Healthcare Inc.(a)	54,534	560,610
Psychemedics Corp.	20,909	143,854
RadNet Inc.(a)(b)	46,457	104,528
Skilled Healthcare Group Inc. Class A(a)	32,481	243,607
Sunrise Senior Living Inc.(a)	63,717	105,133
U.S. Physical Therapy Inc.(a)	20,539	302,950
Virtual Radiologic Corp.(a)	11,486	103,719

		5,273,650
HOLDING COMPANIES - DIVERSIFIED—0.09%
Information Services Group Inc.(a)(b)	51,013	153,549
Resource America Inc. Class A	20,547	110,543

		264,092
HOME BUILDERS—0.74%
AMREP Corp.(a)	2,277	25,115
Beazer Homes USA Inc.(a)(b)	53,535	97,969
Brookfield Homes Corp.(a)	15,005	60,020
Cavalier Homes Inc.(a)	39,823	108,717
Cavco Industries Inc.(a)	12,968	328,479
China Housing & Land Development Inc.(a)(b)	41,019	236,269
M/I Homes Inc.(a)	27,628	270,478
Palm Harbor Homes Inc.(a)	21,470	46,160
Skyline Corp.	13,645	296,779
Standard-Pacific Corp.(a)	158,861	322,488
Winnebago Industries Inc.	45,240	336,133

		2,128,607
HOME FURNISHINGS—0.93%
American Technology Corp.(a)	46,875	89,062
American Woodmark Corp.	18,220	436,369
Audiovox Corp. Class A(a)	29,238	171,335
Furniture Brands International Inc.	62,605	189,693
Hooker Furniture Corp.	19,256	221,059
Kimball International Inc. Class B	55,117	343,930
La-Z-Boy Inc.	81,556	384,944
Sealy Corp.(a)	65,163	127,719
Stanley Furniture Co. Inc.	21,319	230,032

Universal Electronics Inc.(a)	23,093	465,786

		2,659,929
HOUSEHOLD PRODUCTS & WARES—0.65%
ACCO Brands Corp.(a)	83,578	235,690
CSS Industries Inc.	12,651	257,827
Ennis Inc.	44,498	554,445
Nashua Corp.(a)	5,303	35,530
Oil-Dri Corp. of America	18,136	269,320
Prestige Brands Holdings Inc.(a)	54,094	332,678
Russ Berrie and Co. Inc.(a)	20,507	80,182
Standard Register Co. (The)	31,507	102,713

		1,868,385
HOUSEWARES—0.03%
Lifetime Brands Inc.(b)	18,501	75,484

		75,484
INSURANCE—2.83%
Affirmative Insurance Holdings Inc.	28,578	101,452
American Independence Corp.(a)	2,246	10,444
American Physicians Capital Inc.	13,977	547,339
American Physicians Service Group Inc.	17,838	404,744
American Safety Insurance Holdings Ltd.(a)	15,960	217,216
Amerisafe Inc.(a)	33,377	519,346
Baldwin & Lyons Inc. Class B	17,986	354,324
Citizens Inc.(a)(b)	57,932	352,227
Crawford & Co. Class B(a)	35,263	169,262
Eastern Insurance Holdings Inc.	25,778	242,571
EMC Insurance Group Inc.	11,059	230,138
FBL Financial Group Inc. Class A	18,273	150,935
First Acceptance Corp.(a)	36,673	78,113
First Mercury Financial Corp.	25,113	345,806
FPIC Insurance Group Inc.(a)	14,268	436,886
Hallmark Financial Services Inc.(a)	19,914	142,385
Kansas City Life Insurance Co.	7,416	199,565
Life Partners Holdings Inc.(b)	14,169	200,916
Maiden Holdings Ltd.	86,409	566,843
National Interstate Corp.	13,790	209,332
NYMAGIC Inc.	10,413	144,532
Phoenix Companies Inc. (The)(a)	168,603	281,567
PMA Capital Corp. Class A(a)	51,368	233,724
PMI Group Inc. (The)	107,093	212,044
Presidential Life Corp.	32,970	249,583
Primus Guaranty Ltd.(a)(b)	29,463	69,533
Radian Group Inc.	124,625	338,980
SeaBright Insurance Holdings Inc.(a)	38,890	393,956
Specialty Underwriters’ Alliance Inc.(a)	29,075	184,335
Stewart Information Services Corp.	27,699	394,711
Universal Insurance Holdings Inc.	21,814	109,506

		8,092,315
INTERNET—4.54%
A.D.A.M. Inc.(a)	14,720	42,394
Access Integrated Technologies Inc. Class A(a)	40,356	41,163
ActivIdentity Corp.(a)	84,620	214,089
Alloy Inc.(a)	24,571	129,981
Answers Corp.(a)	15,245	122,875
Arbinet Corp.(a)	32,562	56,658
Bidz.com Inc.(a)	7,469	21,063
China Information Security Technology Inc.(a)	42,499	121,547
Chordiant Software Inc.(a)	48,078	174,523
Dice Holdings Inc.(a)	25,028	116,380
Drugstore.com Inc.(a)	134,919	245,553

Entrust Inc.(a)	84,226	152,449
Health Grades Inc.(a)	40,948	160,107
HealthStream Inc.(a)	45,764	115,325
Hollywood Media Corp.(a)	57,610	89,872
i2 Technologies Inc.(a)(b)	25,837	324,254
iBasis Inc.(a)	42,474	55,641
iMergent Inc.	14,633	102,431
InfoSpace Inc.(a)	56,476	374,436
Internap Network Services Corp.(a)	82,297	287,217
Internet Brands Inc. Class A(a)	46,725	327,075
Internet Capital Group Inc.(a)	58,791	395,663
iPass Inc.(a)	82,249	131,598
Keynote Systems Inc.(a)	23,938	182,886
Knot Inc. (The)(a)	48,228	380,037
Lionbridge Technologies Inc.(a)	88,252	162,384
Liquidity Services Inc.(a)	24,773	244,262
Local.com Corp.(a)	22,707	77,204
LoopNet Inc.(a)(b)	33,483	259,493
ModusLink Global Solutions Inc.(a)	70,913	486,463
1-800-FLOWERS.COM Inc.(a)(b)	42,874	82,318
Online Resources Corp.(a)	40,740	254,218
Openwave Systems Inc.(a)	129,997	291,193
Orbitz Worldwide Inc.(a)	49,789	94,599
Overstock.com Inc.(a)(b)	25,362	303,330
PCTEL Inc.(a)	34,616	185,196
Perficient Inc.(a)	45,072	315,053
RightNow Technologies Inc.(a)	35,209	415,466
S1 Corp.(a)	87,600	604,440
Safeguard Scientifics Inc.(a)	190,748	251,787
Shutterfly Inc.(a)	33,172	462,749
SonicWALL Inc.(a)	86,069	471,658
Sourcefire Inc.(a)	36,580	453,226
Spark Networks Inc.(a)	20,081	46,186
Stamps.com Inc.(a)	11,595	98,326
SumTotal Systems Inc.(a)	49,243	236,859
Support.com Inc.(a)	78,552	171,243
TechTarget Inc.(a)	18,829	75,316
TeleCommunication Systems Inc.(a)	61,693	438,637
Terremark Worldwide Inc.(a)	84,142	486,341
TheStreet.com Inc.	41,754	87,266
Travelzoo Inc.(a)(b)	8,799	96,349
US Auto Parts Network Inc.(a)	14,492	54,635
Vignette Corp.(a)	38,124	501,331
Vocus Inc.(a)	26,765	528,876
Web.com Group Inc.(a)	41,958	236,224
Zix Corp.(a)(b)	99,141	148,711

		12,986,556
INVESTMENT COMPANIES—1.80%
Capital Southwest Corp.	5,537	400,602
Fifth Street Finance Corp.	33,151	332,836
Gladstone Capital Corp.(b)	36,270	273,113
Gladstone Investment Corp.	40,209	194,209
Harris & Harris Group Inc.(a)	43,828	255,517
Hercules Technology Growth Capital Inc.	58,261	487,062
Kayne Anderson Energy Development Co.	19,821	262,826
Kohlberg Capital Corp.	29,797	188,317
Main Street Capital Corp.	11,528	157,818
MCG Capital Corp.(a)	105,754	256,982
Medallion Financial Corp.	30,650	234,472
MVC Capital Inc.	37,581	317,935
NGP Capital Resources Co.	37,423	219,673
Patriots Capital Funding Inc.(b)	40,311	68,932
PennantPark Investment Corp.	35,289	250,552

Prospect Capital Corp.	73,865	679,558
TICC Capital Corp.(b)	52,929	233,417
Tortoise Capital Resources Corp.	16,276	68,034
Triangle Capital Corp.	18,133	198,012
UTEK Corp.(a)(b)	21,099	79,965

		5,159,832
IRON & STEEL—0.40%
China Precision Steel Inc.(a)	41,310	102,449
Friedman Industries Inc.	17,566	95,383
General Steel Holdings Inc.(a)(b)	20,818	82,647
Gibraltar Industries Inc.	42,791	293,974
Olympic Steel Inc.	14,391	352,148
Sutor Technology Group Ltd.(a)	9,153	29,930
Universal Stainless & Alloy Products Inc.(a)	11,695	190,278

		1,146,809
LEISURE TIME—0.39%
Ambassadors Group Inc.	30,485	419,778
Arctic Cat Inc.	22,592	91,272
Marine Products Corp.	16,412	61,545
Multimedia Games Inc.(a)	42,747	212,025
Nautilus Inc.(a)	37,423	42,288
Town Sports International Holdings Inc.(a)	31,362	117,607
Universal Travel Group(a)	16,150	180,718

		1,125,233
LODGING—0.29%
Lodgian Inc.(a)	24,357	31,664
Marcus Corp.	33,674	354,250
Monarch Casino & Resort Inc.(a)	13,140	95,922
Morgans Hotel Group Co.(a)(b)	35,983	137,815
MTR Gaming Group Inc.(a)	34,752	86,880
Red Lion Hotels Corp.(a)	27,583	132,398

		838,929
MACHINERY—1.20%
Alamo Group Inc.	12,778	129,058
Altra Holdings Inc.(a)	43,668	327,073
Bolt Technology Corp.(a)	15,190	170,736
Cascade Corp.	15,083	237,256
Columbus McKinnon Corp.(a)	30,850	390,252
DXP Enterprises Inc.(a)(b)	12,668	145,302
Flow International Corp.(a)	59,675	140,236
Gerber Scientific Inc.(a)	39,512	98,780
Hardinge Inc.	21,105	89,696
Hurco Companies Inc.(a)	10,512	164,303
Intevac Inc.(a)	35,927	312,924
iRobot Corp.(a)(b)	33,169	430,534
Kadant Inc.(a)	19,562	220,855
Key Technology Inc.(a)(b)	10,560	104,438
Park-Ohio Holdings Corp.(a)	11,300	38,646
Presstek Inc.(a)(b)	42,093	58,509
Tecumseh Products Co. Class A(a)	28,732	278,988
Twin Disc Inc.	15,610	106,304

		3,443,890
MANUFACTURERS—0.04%
Synalloy Corp.	12,891	106,995

		106,995
MANUFACTURING—1.36%
American Railcar Industries Inc.	16,123	133,176
China Fire & Security Group Inc.(a)	22,927	279,022

Flanders Corp.(a)	29,620	180,978
FreightCar America Inc.	19,478	327,425
GenTek Inc.(a)	15,202	339,461
GP Strategies Corp.(a)	30,256	178,208
LSB Industries Inc.(a)	26,873	434,536
Lydall Inc.(a)	21,771	74,021
Myers Industries Inc.	50,389	419,236
PMFG Inc.(a)	21,887	192,824
Portec Rail Products Inc.	13,722	135,162
Reddy Ice Holdings Inc.(a)	44,806	73,930
Smith & Wesson Holding Corp.(a)	84,801	481,670
Standex International Corp.	20,413	236,791
Sturm, Ruger & Co. Inc.	32,573	405,208

		3,891,648
MEDIA—0.90%
Acacia Research Corp. - Acacia Technologies Group(a)	52,387	412,286
Beasley Broadcast Group Inc. Class A	21,888	47,935
Belo Corp. Class A	135,164	241,944
Courier Corp.	20,124	307,092
Crown Media Holdings Inc. Class A(a)(b)	20,010	33,417
Cumulus Media Inc. Class A(a)	34,288	31,888
E.W. Scripps Co. (The) Class A	38,218	79,876
Entercom Communications Corp.	32,207	49,277
Fisher Communications Inc.	10,781	137,889
Global Traffic Network Inc.(a)	22,621	85,734
Journal Communications Inc. Class A	72,066	75,669
Lee Enterprises Inc.(b)	63,177	33,484
Lin TV Corp. Class A(a)	36,560	61,421
LodgeNet Interactive Corp.(a)	34,027	115,692
Martha Stewart Living Omnimedia Inc. Class A(a)	42,016	128,569
Media General Inc. Class A(b)	39,138	82,581
New Frontier Media Inc.(a)	48,210	115,704
Outdoor Channel Holdings Inc.(a)	29,566	174,439
Playboy Enterprises Inc. Class B(a)	37,997	95,372
PRIMEDIA Inc.	38,243	76,868
RHI Entertainment Inc.(a)	12,991	41,441
Sinclair Broadcast Group Inc. Class A	68,016	131,951

		2,560,529
METAL FABRICATE & HARDWARE—0.90%
Ampco-Pittsburgh Corp.	13,688	320,984
Dynamic Materials Corp.	20,172	388,916
Hawk Corp. Class A(a)	11,055	153,112
L.B. Foster Co. Class A(a)	17,169	516,272
Ladish Co. Inc.(a)	26,069	338,115
Lawson Products Inc.	8,252	117,261
North American Galvanizing & Coatings Inc.(a)	21,331	129,266
Northwest Pipe Co.(a)	15,384	534,748
TriMas Corp.(a)	23,173	78,093

		2,576,767
MINING—0.71%
General Moly Inc.(a)	102,315	227,139
Horsehead Holding Corp.(a)	56,166	418,437
Mines Management Inc.(a)	43,721	65,581
Paramount Gold and Silver Corp.(a)(b)	127,189	193,327
U.S. Energy Corp.(a)(b)	51,817	103,634
United States Lime & Minerals Inc.(a)	3,585	152,076
Uranerz Energy Corp.(a)(b)	66,614	125,234
Uranium Energy Corp.(a)(b)	74,979	217,439
Uranium Resources Inc.(a)(b)	83,994	107,512
US Gold Corp.(a)	155,858	411,465

		2,021,844

OIL & GAS—1.66%
Abraxas Petroleum Corp.(a)(b)	73,814	70,123
Adams Resources & Energy Inc.	7,804	133,839
Approach Resources Inc.(a)	22,879	157,865
Arabian American Development Co.(a)	13,732	46,002
BMB Munai Inc.(a)(b)	60,946	67,650
Bronco Drilling Co. Inc.(a)	39,673	169,800
Callon Petroleum Co.(a)	30,131	59,659
Cheniere Energy Inc.(a)(b)	94,897	278,997
CREDO Petroleum Corp.(a)	8,503	90,812
Crosstex Energy Inc.	66,281	275,729
Double Eagle Petroleum Co.(a)	19,773	98,470
Endeavour International Corp.(a)	184,774	251,293
Evolution Petroleum Corp.(a)	34,693	90,202
FX Energy Inc.(a)	74,079	280,759
GeoGlobal Resources Inc.(a)(b)	62,645	60,139
GeoMet Inc.(a)(b)	37,769	41,546
GeoResources Inc.(a)	13,660	139,332
Harvest Natural Resources Inc.(a)	55,879	246,426
Houston American Energy Corp.(b)	34,713	63,525
Magellan Petroleum Corp.(a)	77,663	86,206
Mexco Energy Corp.(a)	1,185	14,575
Northern Oil and Gas Inc.(a)	46,430	295,759
Panhandle Oil and Gas Inc.	14,411	282,888
Parallel Petroleum Corp.(a)	67,849	131,627
SulphCo Inc.(a)(b)	109,650	100,878
Toreador Resources Corp.	34,298	229,797
VAALCO Energy Inc.(a)	96,255	407,159
Vantage Drilling Co.(a)	44,432	77,756
Warren Resources Inc.(a)	92,894	227,590
Zion Oil & Gas Inc.(a)(b)	24,595	261,199

		4,737,602
OIL & GAS SERVICES—0.80%
Allis-Chalmers Energy Inc.(a)	86,988	200,942
Boots & Coots Inc.(a)(b)	124,743	173,393
Dawson Geophysical Co.(a)	12,541	374,349
Flotek Industries Inc.(a)(b)	34,209	69,444
Geokinetics Inc.(a)	8,319	113,554
Gulf Island Fabrication Inc.	20,012	316,790
Mitcham Industries Inc.(a)(b)	18,304	94,998
Natural Gas Services Group Inc.(a)	19,133	254,469
Omni Energy Services Corp.(a)	28,342	59,518
Superior Well Services Inc.(a)	20,764	123,546
T-3 Energy Services Inc.(a)	20,340	242,249
TGC Industries Inc.(a)	22,811	111,090
Trico Marine Services Inc.(a)(b)	14,609	50,109
Union Drilling Inc.(a)	17,143	113,487

		2,297,938
PACKAGING & CONTAINERS—0.23%
AEP Industries Inc.(a)	10,233	270,049
Astronics Corp.(a)	17,340	180,163
BWAY Holding Co.(a)	11,626	203,804

		654,016
PHARMACEUTICALS—6.13%
ACADIA Pharmaceuticals Inc.(a)(b)	49,645	108,723
Accelrys Inc.(a)	47,976	283,538
Achillion Pharmaceuticals Inc.(a)	17,736	28,200
Acura Pharmaceuticals Inc.(a)	17,248	103,143
Adolor Corp.(a)	80,467	141,622
Akorn Inc.(a)	80,027	96,032

Alexza Pharmaceuticals Inc.(a)	47,679	112,999
Amicus Therapeutics Inc.(a)	13,936	159,567
Anadys Pharmaceuticals Inc.(a)	50,765	94,423
Anika Therapeutics Inc.(a)	21,601	102,605
Animal Health International Inc.(a)	23,705	36,743
Ardea Biosciences Inc.(a)(b)	24,622	387,550
Array BioPharma Inc.(a)	75,104	235,827
AVANIR Pharmaceuticals Inc. Class A(a)(b)	93,428	207,410
AVI BioPharma Inc.(a)(b)	117,529	185,696
Biodel Inc.(a)(b)	25,130	129,671
BioDelivery Sciences International Inc.(a)	19,358	129,118
BioForm Medical Inc.(a)(b)	37,597	81,210
BioScrip Inc.(a)	68,486	405,437
BioSphere Medical Inc.(a)	29,282	69,984
Caraco Pharmaceutical Laboratories Ltd.(a)	13,431	41,233
Chelsea Therapeutics International Ltd.(a)(b)	34,773	146,394
China Sky One Medical Inc.(a)(b)	17,533	236,345
Clarient Inc.(a)	52,939	196,933
Cornerstone Therapeutics Inc.(a)	13,279	145,803
Cypress Bioscience Inc.(a)	62,618	589,862
Depomed Inc.(a)	81,132	263,679
Discovery Laboratories Inc.(a)	185,037	190,588
DURECT Corp.(a)	130,048	309,514
Dyax Corp.(a)	95,919	205,267
Dynavax Technologies Corp.(a)	52,171	67,301
Emergent BioSolutions Inc.(a)	26,618	381,436
Hemispherx Biopharma Inc.(a)	170,254	432,445
Hi-Tech Pharmacal Co. Inc.(a)	18,417	163,911
Idenix Pharmaceuticals Inc.(a)(b)	43,781	161,114
I-Flow Corp.(a)	37,518	260,375
Infinity Pharmaceuticals Inc.(a)	34,171	199,559
Insmed Inc.(a)	209,347	209,347
Inspire Pharmaceuticals Inc.(a)	69,962	388,989
ISTA Pharmaceuticals Inc.(a)	56,007	235,229
Javelin Pharmaceuticals Inc.(a)	78,110	96,075
K-V Pharmaceutical Co. Class A(a)	55,833	179,224
Lannett Co. Inc.(a)	7,627	52,245
Ligand Pharmaceuticals Inc. Class B(a)	182,365	521,564
Mannatech Inc.(b)	26,874	88,684
MAP Pharmaceuticals Inc.(a)	10,926	133,516
Matrixx Initiatives Inc.(a)(b)	17,901	100,067
MiddleBrook Pharmaceuticals Inc.(a)(b)	72,336	97,654
Nabi Biopharmaceuticals(a)	84,743	205,078
Neogen Corp.(a)	24,222	701,954
Neurocrine Biosciences Inc.(a)	64,545	208,480
NeurogesX Inc.(a)	14,763	83,263
Noven Pharmaceuticals Inc.(a)	42,083	601,787
NPS Pharmaceuticals Inc.(a)	78,529	365,945
Nutraceutical International Corp.(a)	20,333	211,260
Obagi Medical Products Inc.(a)	30,587	222,979
Oculus Innovative Sciences Inc.(a)	26,632	90,549
Omega Protein Corp.(a)	31,934	129,652
Opko Health Inc.(a)	57,212	101,265
Pain Therapeutics Inc.(a)	58,794	315,724
Penwest Pharmaceuticals Co.(a)	45,774	130,456
PetMed Express Inc.(a)	39,104	587,733
Pharmacyclics Inc.(a)	24,948	33,430
Pharmasset Inc.(a)	36,066	405,742
Poniard Pharmaceuticals Inc.(a)	36,672	218,932
POZEN Inc.(a)(b)	43,437	333,596
Progenics Pharmaceuticals Inc.(a)	42,931	221,095
Questcor Pharmaceuticals Inc.(a)	96,498	482,490
Quigley Corp. (The)(a)	8,327	31,060
Reliv International Inc.	31,811	108,794

Repros Therapeutics Inc.(a)	17,715	127,371
Santarus Inc.(a)	84,738	238,961
Schiff Nutrition International Inc.(a)	26,447	134,615
SciClone Pharmaceuticals Inc.(a)	55,144	141,169
SIGA Technologies Inc.(a)(b)	43,791	369,596
Spectrum Pharmaceuticals Inc.(a)	52,483	401,495
Sucampo Pharmaceuticals Inc.(a)	18,535	114,361
Synta Pharmaceuticals Corp.(a)	29,948	69,180
Targacept Inc.(a)	29,240	71,053
Theragenics Corp.(a)	72,518	93,548
Trimeris Inc.	29,956	60,511
Trubion Pharmaceuticals Inc.(a)	10,402	27,149
VIVUS Inc.(a)	115,184	700,319

		17,534,443
REAL ESTATE—0.35%
Avatar Holdings Inc.(a)	10,929	198,580
Consolidated-Tomoka Land Co.	9,565	335,540
HFF Inc. Class A(a)	30,959	120,740
Resource Capital Corp.	36,586	117,075
Stratus Properties Inc.(a)	9,733	61,805
Thomas Properties Group Inc.	39,323	61,737
ZipRealty Inc.(a)	37,788	101,272

		996,749
REAL ESTATE INVESTMENT TRUSTS—2.61%
Agree Realty Corp.	14,811	271,486
American Capital Agency Corp.(b)	20,699	475,456
Anthracite Capital Inc.	102,379	63,475
Arbor Realty Trust Inc.(b)	21,911	38,344
Associated Estates Realty Corp.	16,074	95,801
BRT Realty Trust	14,517	65,327
Capital Trust Inc. Class A	19,616	28,443
CapLease Inc.	87,874	242,532
Care Investment Trust Inc.	21,003	109,216
Cedar Shopping Centers Inc.	46,127	208,494
Cogdell Spencer Inc.	47,378	203,252
Dynex Capital Inc.	24,418	200,228
Education Realty Trust Inc.	62,349	267,477
FelCor Lodging Trust Inc.	95,344	234,546
First Industrial Realty Trust Inc.	60,699	264,041
First Potomac Realty Trust	50,244	489,879
Gladstone Commercial Corp.	20,202	261,818
Glimcher Realty Trust	54,546	158,183
Gramercy Capital Corp.(a)	54,672	88,022
Hersha Hospitality Trust	73,614	182,563
Kite Realty Group Trust	73,728	215,286
Maguire Properties Inc.(a)	51,211	43,529
Mission West Properties Inc.	47,922	327,307
Monmouth Real Estate Investment Corp. Class A	62,377	365,529
New York Mortgage Trust Inc.	17,549	90,904
NorthStar Realty Finance Corp.	94,933	268,660
One Liberty Properties Inc.	21,125	121,469
PMC Commercial Trust	23,264	154,240
RAIT Financial Trust	99,478	136,285
Ramco-Gershenson Properties Trust	27,710	277,377
Strategic Hotels & Resorts Inc.	110,157	122,274
Sun Communities Inc.	21,591	297,524
Supertel Hospitality Inc.	25,218	45,897
UMH Properties Inc.	7,630	60,811
Urstadt Biddle Properties Inc. Class A	16,882	237,699
U-Store-It Trust	82,634	404,907
Vestin Realty Mortgage II Inc.(a)	34,295	91,225
Winthrop Realty Trust	27,961	249,692

		7,459,198

RETAIL—4.48%
A.C. Moore Arts & Crafts Inc.(a)	30,461	114,533
AFC Enterprises Inc.(a)	40,584	273,942
Allion Healthcare Inc.(a)	34,527	205,436
America’s Car-Mart Inc.(a)	16,595	340,198
Big 5 Sporting Goods Corp.	34,726	384,070
Bon-Ton Stores Inc. (The)	16,515	55,986
Books-A-Million Inc.	14,450	102,740
Borders Group Inc.(a)	73,406	270,134
Build-A-Bear Workshop Inc.(a)	26,311	117,610
Cache Inc.(a)	18,088	70,181
California Pizza Kitchen Inc.(a)	30,682	407,764
Caribou Coffee Co. Inc.(a)	10,470	67,217
Carrols Restaurant Group Inc.(a)	18,871	125,681
Casual Male Retail Group Inc.(a)	54,811	120,036
Charlotte Russe Holding Inc.(a)	33,959	437,392
Christopher & Banks Corp.	58,108	389,905
Conn’s Inc.(a)(b)	15,845	198,063
Cost Plus Inc.(a)(b)	39,277	58,130
dELiA*s Inc.(a)	56,512	134,499
Denny’s Corp.(a)	150,413	323,388
Destination Maternity Corp.(a)	7,787	129,887
Duckwall-ALCO Stores Inc.(a)	662	10,771
Einstein Noah Restaurant Group Inc.(a)	7,440	64,356
Famous Dave’s of America Inc.(a)	16,479	101,181
FGX International Holdings Ltd.(a)	24,823	282,486
Fuqi International Inc.(a)(b)	15,136	313,467
Gander Mountain Co.(a)	8,032	48,192
Hastings Entertainment Inc.(a)	15,108	67,684
Haverty Furniture Companies Inc.	31,730	290,330
Hot Topic Inc.(a)	69,333	506,824
Jamba Inc.(a)(b)	89,798	107,758
Kenneth Cole Productions Inc. Class A	14,680	103,200
Kirkland’s Inc.(a)	20,366	244,596
Krispy Kreme Doughnuts Inc.(a)(b)	90,318	270,954
Landry’s Restaurants Inc.(a)	11,958	102,839
Lithia Motors Inc. Class A	28,122	259,847
Luby’s Inc.(a)	34,274	139,152
MarineMax Inc.(a)	23,504	80,854
McCormick & Schmick’s Seafood Restaurants Inc.(a)	25,015	190,364
Morton’s Restaurant Group Inc.(a)	15,553	46,659
Movado Group Inc.	26,481	279,110
Nathan’s Famous Inc.(a)	11,277	151,112
New York & Co. Inc.(a)	35,543	109,828
O’Charley’s Inc.	28,360	262,330
PC Connection Inc.(a)	16,337	85,769
PC Mall Inc.(a)	17,732	119,868
Pier 1 Imports Inc.(a)	137,109	272,847
Retail Ventures Inc.(a)	37,337	81,395
Rex Stores Corp.(a)	12,183	122,561
Rubio’s Restaurants Inc.(a)	22,931	142,860
Ruby Tuesday Inc.(a)	81,491	542,730
Ruth’s Hospitality Group Inc.(a)	32,648	119,818
Select Comfort Corp.(a)	62,799	52,751
Shoe Carnival Inc.(a)	15,252	181,956
Sport Supply Group Inc.	17,039	146,365
Steak n Shake Co. (The)(a)	38,997	340,834
Stein Mart Inc.(a)	39,899	353,505
Susser Holdings Corp.(a)	14,778	165,366
Syms Corp.(a)	12,515	93,988
Talbots Inc. (The)(b)	38,191	206,231
Titan Machinery Inc.(a)	21,645	274,675

Tuesday Morning Corp.(a)	43,529	146,693
Tween Brands Inc.(a)	36,792	245,771
West Marine Inc.(a)	30,584	168,518
Wet Seal Inc. Class A(a)	157,802	484,452
Zale Corp.(a)	31,670	108,945

		12,818,584
SAVINGS & LOANS—3.23%
Abington Bancorp Inc.	49,694	395,564
BankAtlantic Bancorp Inc. Class A(b)	15,661	60,451
BankFinancial Corp.	48,556	430,206
Berkshire Hills Bancorp Inc.	30,044	624,314
Brooklyn Federal Bancorp Inc.	8,051	90,574
Cape Bancorp. Inc.(a)(b)	37,052	319,759
CFS Bancorp Inc.	48,371	204,609
Clifton Savings Bancorp Inc.	9,873	106,233
Danvers Bancorp Inc.	41,888	563,394
ESB Financial Corp.	12,000	157,440
ESSA Bancorp Inc.	42,805	585,144
First Defiance Financial Corp.	19,265	250,445
First Financial Holdings Inc.	26,138	245,697
First Financial Northwest Inc.	51,256	400,822
First Place Financial Corp.	33,495	104,169
Flagstar Bancorp Inc.(a)(b)	112,046	76,191
Flushing Financial Corp.	41,821	391,026
Fox Chase Bancorp Inc.(a)	7,549	72,395
Hampden Bancorp Inc.	7,500	74,250
Home Bancorp Inc.(a)	10,000	119,400
Home Federal Bancorp Inc.	13,163	134,131
Legacy Bancorp Inc.	26,083	289,521
Meridian Interstate Bancorp Inc.(a)	13,469	100,344
NASB Financial Inc.	7,719	220,763
OceanFirst Financial Corp.	23,374	279,787
Provident New York Bancorp	70,543	572,809
Rockville Financial Inc.	23,258	254,675
TierOne Corp.(a)	40,450	83,327
United Community Financial Corp.(a)	50,086	54,594
United Financial Bancorp Inc.	39,959	552,233
ViewPoint Financial Group	26,533	404,098
Westfield Financial Inc.	73,511	666,010
WSFS Financial Corp.	12,512	341,703

		9,226,078
SEMICONDUCTORS—3.67%
Actel Corp.(a)	42,988	461,261
Advanced Analogic Technologies Inc.(a)	69,364	318,381
Amtech Systems Inc.(a)	16,161	78,381
AuthenTec Inc.(a)(b)	38,612	69,115
AXT Inc.(a)	55,058	75,980
Cascade Microtech Inc.(a)	14,991	54,717
CEVA Inc.(a)	35,739	310,215
Cirrus Logic Inc.(a)	103,614	466,263
Cohu Inc.	38,070	341,869
Conexant Systems Inc.(a)	72,258	105,497
DSP Group Inc.(a)	37,890	256,136
EMCORE Corp.(a)(b)	110,204	138,857
Entropic Communications Inc.(a)	78,796	177,291
Exar Corp.(a)	60,773	436,958
GSI Technology Inc.(a)	14,858	57,352
Ikanos Communications Inc.(a)	48,756	78,010
Integrated Silicon Solution Inc.(a)	43,182	114,432
Intellon Corp.(a)	32,282	137,199
IXYS Corp.	38,413	388,740
Kopin Corp.(a)	108,549	398,375

Kulicke and Soffa Industries Inc.(a)	94,622	324,553
Lattice Semiconductor Corp.(a)	182,315	342,752
Mattson Technology Inc.(a)	78,670	92,831
Microtune Inc.(a)	83,056	194,351
Mindspeed Technologies Inc.(a)	33,931	72,952
MIPS Technologies Inc. Class A(a)	74,894	224,682
MoSys Inc.(a)	46,667	77,001
Nanometrics Inc.(a)	35,163	95,292
Pericom Semiconductor Corp.(a)	40,743	343,056
Photronics Inc.(a)	64,973	263,141
PLX Technology Inc.(a)	54,158	204,176
QuickLogic Corp.(a)	45,525	64,646
Richardson Electronics Ltd.	29,618	96,851
Rubicon Technology Inc.(a)	20,185	288,242
Rudolph Technologies Inc.(a)	49,791	274,846
Semitool Inc.(a)	34,238	158,180
Silicon Image Inc.(a)	115,602	265,885
Supertex Inc.(a)	18,630	467,799
Techwell Inc.(a)	26,624	226,304
Ultra Clean Holdings Inc.(a)	30,119	72,286
Ultratech Inc.(a)	39,568	487,082
Veeco Instruments Inc.(a)	51,277	594,300
Virage Logic Corp.(a)	28,217	126,977
Volterra Semiconductor Corp.(a)	36,319	477,232
White Electronic Designs Corp.(a)	36,360	168,347
Zilog Inc.(a)	15,430	36,723

		10,505,516
SOFTWARE—3.56%
Actuate Corp.(a)	72,575	346,909
American Software Inc. Class A	41,408	238,510
AMICAS Inc.(a)	73,100	203,218
AuthentiDate Holding Corp.(a)	41,880	50,256
Bottomline Technologies Inc.(a)	41,390	372,924
Callidus Software Inc.(a)	48,849	139,220
China TransInfo Technology Corp.(a)	17,765	83,140
Computer Programs and Systems Inc.	16,869	646,251
Concurrent Computer Corp.(a)	16,760	95,700
Deltek Inc.(a)	22,168	96,209
DemandTec Inc.(a)	33,498	294,782
Digi International Inc.(a)	42,695	416,276
DivX Inc.(a)	53,222	292,189
Double-Take Software Inc.(a)	28,653	247,848
Ebix Inc.(a)	11,971	374,932
Evolving Systems Inc.(a)	28,453	73,978
FalconStor Software Inc.(a)	58,099	275,970
GSE Systems Inc.(a)	30,382	205,079
Guidance Software Inc.(a)	18,873	70,774
inContact Inc.(a)	24,920	68,281
infoGROUP Inc.(a)	53,773	307,044
InnerWorkings Inc.(a)	39,340	186,865
Interactive Intelligence Inc.(a)	20,755	254,456
Majesco Holdings Inc.(a)	39,505	77,035
Market Leader Inc.(a)	44,524	82,369
Mediware Information Systems Inc.(a)	7,193	44,237
MoneyGram International Inc.(a)	134,848	240,029
Monotype Imaging Holdings Inc.(a)	33,611	228,891
MSC Software Corp.(a)	71,294	474,818
Omnicell Inc.(a)	52,111	560,193
OpenTV Corp. Class A(a)	142,063	187,523
OPNET Technologies Inc.	23,301	213,437
PDF Solutions Inc.(a)	38,403	97,928
Peerless Systems Corp.(a)	22,245	46,270
Pervasive Software Inc.(a)	23,226	141,446

Phoenix Technologies Ltd.(a)	46,152	125,072
PLATO Learning Inc.(a)	35,066	140,264
PROS Holdings Inc.(a)	29,404	238,760
QAD Inc.	19,305	62,741
Quadramed Corp.(a)	16,422	114,461
Renaissance Learning Inc.	12,085	111,303
Salary.com Inc.(a)	19,510	59,115
Schawk Inc.	26,593	199,713
SeaChange International Inc.(a)	52,546	421,944
Smith Micro Software Inc.(a)	44,936	441,272
Soundbite Communications Inc.(a)	12,824	30,393
Streamline Health Solutions Inc.(a)	11,766	35,180
Trident Microsystems Inc.(a)	96,854	168,526
Unica Corp.(a)	24,542	134,490
Versant Corp.(a)	6,121	92,182
Wireless Ronin Technologies Inc.(a)	29,030	71,124

		10,181,527
TELECOMMUNICATIONS—4.49%
Adaptec Inc.(a)	204,255	541,276
Airvana Inc.(a)	44,185	281,458
Alaska Communications Systems Group Inc.	76,446	559,585
Alliance Fiber Optic Products Inc.(a)	52,538	56,741
Anaren Inc.(a)	25,080	443,414
Applied Signal Technology Inc.	23,138	590,250
Atlantic Tele-Network Inc.	15,414	605,616
Aware Inc.(a)	32,159	88,437
BigBand Networks Inc.(a)	61,219	316,502
Communications Systems Inc.	10,566	103,547
Consolidated Communications Holdings Inc.	42,703	500,052
CPI International Inc.(a)	14,592	126,804
D&E Communications Inc.	24,217	247,740
EMS Technologies Inc.(a)	26,769	559,472
Extreme Networks Inc.(a)	146,473	292,946
FairPoint Communications Inc.	130,740	78,444
FiberNet Telecom Group Inc.(a)	12,755	158,417
General Communication Inc. Class A(a)	68,528	474,899
Globecomm Systems Inc.(a)	34,286	246,516
Hickory Tech Corp.	33,271	255,521
Hypercom Corp.(a)	89,645	134,468
I.D. Systems Inc.(a)	19,242	69,656
IDT Corp. Class B(a)	26,929	43,625
iPCS Inc.(a)	28,217	422,126
Knology Inc.(a)	49,540	427,530
KVH Industries Inc.(a)	27,269	186,247
Network Equipment Technologies Inc.(a)	50,890	216,791
Newport Corp.(a)	59,408	343,972
Novatel Wireless Inc.(a)	47,307	426,709
Occam Networks Inc.(a)	42,079	150,643
Oplink Communications Inc.(a)	34,885	397,689
Opnext Inc.(a)	42,364	90,659
ORBCOMM Inc.(a)(b)	54,480	95,885
ParkerVision Inc.(a)(b)	48,976	149,867
Powerwave Technologies Inc.(a)	200,750	323,208
RCN Corp.(a)	59,847	357,287
ShoreTel Inc.(a)	72,734	581,872
Soapstone Networks Inc.(a)	31,469	131,540
SureWest Communications(a)	27,237	285,171
Symmetricom Inc.(a)	72,179	416,473
Telular Corp.(a)	48,569	104,423
Tollgrade Communications Inc.(a)	28,640	150,074
USA Mobility Inc.	37,026	472,452
Virgin Mobile USA Inc. Class A(a)	57,105	229,562
Warwick Valley Telephone Co.	8,869	101,994

		12,837,560

TEXTILES—0.02%
Dixie Group Inc.(a)	23,320	67,861

		67,861
TOYS, GAMES & HOBBIES—0.17%
LeapFrog Enterprises Inc.(a)	51,615	118,198
RC2 Corp.(a)	27,870	368,720

		486,918
TRANSPORTATION—1.54%
Air Transport Services Group Inc.(a)(b)	88,830	206,086
American Commercial Lines Inc.(a)	14,975	231,813
CAI International Inc.(a)	17,841	90,989
Celadon Group Inc.(a)	37,328	313,182
Covenant Transportation Group Class A(a)	18,148	99,814
DHT Maritime Inc.	83,721	436,186
Dynamex Inc.(a)	17,221	265,031
Frozen Food Express Industries Inc.	29,262	93,053
Horizon Lines Inc. Class A(b)	50,153	193,591
International Shipholding Corp.	8,995	242,505
Knightsbridge Tankers Ltd.	29,420	401,289
Pacer International Inc.	52,609	117,318
PHI Inc.(a)	22,463	385,016
Quality Distribution Inc.(a)	22,817	45,634
Saia Inc.(a)	22,727	409,313
Teekay Tankers Ltd. Class A(b)	20,635	191,699
Ultrapetrol (Bahamas) Ltd.(a)	35,777	158,492
Universal Truckload Services Inc.	11,927	186,658
USA Truck Inc.(a)	14,432	195,265
YRC Worldwide Inc.(a)	88,199	152,584

		4,415,518
TRUCKING & LEASING—0.07%
Greenbrier Companies Inc. (The)	25,642	184,366

		184,366
WATER—0.92%
Artesian Resources Corp. Class A	8,215	130,865
Connecticut Water Service Inc.	24,663	534,940
Consolidated Water Co. Ltd.(b)	25,200	399,420
Middlesex Water Co.	33,866	489,364
Pure Cycle Corp.(a)	30,991	111,568
SJW Corp.	24,470	555,469
Southwest Water Co.	48,864	269,729
York Water Co.	9,737	149,268

		2,640,623

TOTAL COMMON STOCKS
(Cost: $417,253,386)		285,802,260

Security	Shares	Value

RIGHTS—0.00%

APPAREL—0.00%
Mossimo Inc.(a)(c)	21,276	2

		2
PHARMACEUTICALS—0.00%
Ligand Pharmaceuticals Inc.(a)(c)	50,090	5

		5

TOTAL RIGHTS
(Cost: $0)		7

Security	Shares	Value

SHORT-TERM INVESTMENTS—5.87%

MONEY MARKET FUNDS—5.87%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40%(d)(e)(f)	13,597,234	13,597,234
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32%(d)(e)(f)	2,371,817	2,371,817
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%(d)(e)	822,691	822,691

		16,791,742

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,791,742)		16,791,742

TOTAL INVESTMENTS IN SECURITIES—105.79%
(Cost: $434,045,128)		302,594,009
Other Assets, Less Liabilities—(5.79)%		(16,566,471)

NET ASSETS—100.00%		$286,027,538

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP INDEX FUND

June 30, 2009

Security	Shares	Value

COMMON STOCKS—99.65%

ADVERTISING—0.14%
Clear Channel Outdoor Holdings Inc. Class A(a)	61,387	$325,351
Interpublic Group of Companies Inc. (The)(a)(b)	719,759	3,634,783
Lamar Advertising Co. Class A(a)(b)	85,767	1,309,662

		5,269,796
AEROSPACE & DEFENSE—1.15%
Alliant Techsystems Inc.(a)	49,326	4,062,489
BE Aerospace Inc.(a)	143,084	2,054,686
Goodrich Corp.	186,306	9,309,711
L-3 Communications Holdings Inc.	175,315	12,163,355
Rockwell Collins Inc.	238,242	9,941,839
Spirit AeroSystems Holdings Inc. Class A(a)	158,207	2,173,764
TransDigm Group Inc.(a)	59,758	2,163,240

		41,869,084
AGRICULTURE—0.78%
Bunge Ltd.	183,540	11,058,285
Lorillard Inc.	252,946	17,142,150

		28,200,435
AIRLINES—0.53%
AMR Corp.(a)	428,890	1,724,138
Continental Airlines Inc. Class B(a)(b)	186,133	1,649,138
Copa Holdings SA Class A	45,313	1,849,677
Delta Air Lines Inc.(a)(b)	1,160,764	6,720,824
Southwest Airlines Co.	1,114,388	7,499,831

		19,443,608
APPAREL—0.86%
Coach Inc.	477,697	12,840,492
Guess? Inc.	87,800	2,263,484
Hanesbrands Inc.(a)	142,521	2,139,240
Phillips-Van Heusen Corp.	77,581	2,225,799
Polo Ralph Lauren Corp.	82,810	4,433,647
VF Corp.	133,113	7,367,805

		31,270,467
AUTO MANUFACTURERS—0.16%
Navistar International Corp.(a)	94,402	4,115,927
Oshkosh Corp.	112,060	1,629,352

		5,745,279
AUTO PARTS & EQUIPMENT—0.46%
Autoliv Inc.	128,012	3,682,905
BorgWarner Inc.	175,298	5,986,427

Federal Mogul Corp. Class A(a)	33,864	320,015
Goodyear Tire & Rubber Co. (The)(a)	363,826	4,096,681
TRW Automotive Holdings Corp.(a)	75,218	849,963
WABCO Holdings Inc.	96,333	1,705,094

		16,641,085
BANKS—2.30%
Associated Banc-Corp.	192,406	2,405,075
BancorpSouth Inc.	125,396	2,574,380
Bank of Hawaii Corp.	71,948	2,577,897
BOK Financial Corp.	30,394	1,144,942
City National Corp.	64,823	2,387,431
Comerica Inc.	227,349	4,808,431
Commerce Bancshares Inc.	90,510	2,880,933
Cullen/Frost Bankers Inc.	77,771	3,586,799
Discover Financial Services	724,461	7,440,214
Fifth Third Bancorp	867,906	6,162,133
First Citizens BancShares Inc. Class A	9,082	1,213,809
First Horizon National Corp.(a)	323,374	3,880,488
Fulton Financial Corp.	264,367	1,377,352
Huntington Bancshares Inc.	653,474	2,731,521
KeyCorp	776,554	4,069,143
M&T Bank Corp.(b)	107,983	5,499,574
Marshall & Ilsley Corp.	401,095	1,925,256
Popular Inc.(b)	424,760	934,472
Regions Financial Corp.	1,737,506	7,019,524
SunTrust Banks Inc.	512,497	8,430,576
Synovus Financial Corp.	400,518	1,197,549
TCF Financial Corp.	192,772	2,577,362
Valley National Bancorp(b)	214,127	2,505,286
Whitney Holding Corp.	101,513	929,859
Wilmington Trust Corp.	104,339	1,425,271
Zions Bancorporation(b)	173,520	2,005,891

		83,691,168
BEVERAGES—1.34%
Brown-Forman Corp. Class B	135,546	5,825,767
Coca-Cola Enterprises Inc.	464,544	7,734,658
Constellation Brands Inc. Class A(a)	286,286	3,630,106
Dr Pepper Snapple Group Inc.(a)	381,873	8,091,889
Green Mountain Coffee Roasters Inc.(a)	44,948	2,657,326
Hansen Natural Corp.(a)	103,632	3,193,938
Molson Coors Brewing Co. Class B	192,351	8,142,218
Pepsi Bottling Group Inc.	211,666	7,162,777
PepsiAmericas Inc.	85,230	2,285,016

		48,723,695
BIOTECHNOLOGY—1.36%
Abraxis BioScience Inc.(a)	10,613	391,195
Alexion Pharmaceuticals Inc.(a)	123,473	5,077,210
Bio-Rad Laboratories Inc. Class A(a)	28,910	2,182,127
Charles River Laboratories International Inc.(a)	99,453	3,356,539
Illumina Inc.(a)(b)	185,073	7,206,743
Life Technologies Corp.(a)(b)	262,741	10,961,555
Millipore Corp.(a)	83,391	5,854,882
Myriad Genetics Inc.(a)	143,671	5,121,871
Vertex Pharmaceuticals Inc.(a)	260,419	9,281,333

		49,433,455

BUILDING MATERIALS—0.47%
Armstrong World Industries Inc.(a)	30,809	508,040
Eagle Materials Inc.(b)	65,655	1,657,132
Lennox International Inc.	70,048	2,249,241
Martin Marietta Materials Inc.	66,974	5,282,909
Masco Corp.	540,531	5,178,287
Owens Corning Inc.(a)	128,603	1,643,546
USG Corp.(a)(b)	61,774	622,064

		17,141,219
CHEMICALS—2.67%
Airgas Inc.	122,353	4,958,967
Albemarle Corp.	137,589	3,518,151
Ashland Inc.	111,585	3,129,959
Cabot Corp.	98,477	1,238,841
Celanese Corp. Series A	215,897	5,127,554
CF Industries Holdings Inc.	72,815	5,398,504
Cytec Industries Inc.	71,064	1,323,212
Eastman Chemical Co.	109,293	4,142,205
Ecolab Inc.	355,709	13,869,094
FMC Corp.	109,332	5,171,404
Huntsman Corp.	244,160	1,228,125
International Flavors & Fragrances Inc.	118,397	3,873,950
Intrepid Potash Inc.(a)(b)	61,997	1,740,876
Lubrizol Corp.	101,461	4,800,120
PPG Industries Inc.	247,443	10,862,748
RPM International Inc.	193,243	2,713,132
Sherwin-Williams Co. (The)	149,186	8,018,747
Sigma-Aldrich Corp.	183,649	9,101,644
Terra Industries Inc.	149,950	3,631,789
Valhi Inc.	8,047	59,789
Valspar Corp. (The)	150,852	3,398,696

		97,307,507
COAL—0.54%
Alpha Natural Resources Inc.(a)(b)	107,372	2,820,662
Arch Coal Inc.	217,265	3,339,363
CONSOL Energy Inc.	271,717	9,227,509
Foundation Coal Holdings Inc.	67,260	1,890,679
Massey Energy Co.	128,635	2,513,528

		19,791,741
COMMERCIAL SERVICES—3.52%
Aaron’s Inc.	71,824	2,141,792
Alliance Data Systems Corp.(a)(b)	87,382	3,599,265
Apollo Group Inc. Class A(a)	199,572	14,193,561
Brinks Home Security Holdings Inc.(a)	68,885	1,950,134
Career Education Corp.(a)	110,121	2,740,912
Convergys Corp.(a)	147,233	1,366,322
Corrections Corp. of America(a)	173,311	2,944,554
DeVry Inc.	93,615	4,684,495
Equifax Inc.	189,909	4,956,625
FTI Consulting Inc.(a)	77,235	3,917,359
Genpact Ltd.(a)	94,145	1,106,204
H&R Block Inc.	510,946	8,803,600
Hertz Global Holdings Inc.(a)(b)	281,104	2,246,021
Hewitt Associates Inc. Class A(a)	125,505	3,737,539
Hillenbrand Inc.	93,074	1,548,751
Interactive Data Corp.	54,661	1,264,856
Iron Mountain Inc.(a)	271,234	7,797,978
ITT Educational Services Inc.(a)	57,657	5,803,754

Lender Processing Services Inc.	143,766	3,992,382
Manpower Inc.	117,854	4,989,938
Monster Worldwide Inc.(a)(b)	189,690	2,240,239
Moody’s Corp.	282,229	7,436,734
Morningstar Inc.(a)(b)	29,439	1,213,770
Pharmaceutical Product Development Inc.	158,063	3,670,223
Quanta Services Inc.(a)	297,397	6,878,793
R.R. Donnelley & Sons Co.	308,736	3,587,512
Robert Half International Inc.	229,884	5,429,860
SAIC Inc.(a)	312,637	5,799,416
Service Corp. International	378,119	2,072,092
Strayer Education Inc.	21,084	4,598,631
Weight Watchers International Inc.	51,147	1,318,058

		128,031,370
COMPUTERS—2.92%
Affiliated Computer Services Inc. Class A(a)	136,831	6,078,033
Brocade Communications Systems Inc.(a)	582,191	4,552,734
Cadence Design Systems Inc.(a)	396,549	2,339,639
Cognizant Technology Solutions Corp. Class A(a)	439,399	11,731,953
Computer Sciences Corp.(a)	227,889	10,095,483
Diebold Inc.	99,689	2,627,802
DST Systems Inc.(a)	57,953	2,141,363
FactSet Research Systems Inc.(b)	62,772	3,130,440
IHS Inc. Class A(a)	71,876	3,584,456
Lexmark International Inc. Class A(a)	117,524	1,862,755
MICROS Systems Inc.(a)	120,977	3,063,138
NCR Corp.(a)	238,652	2,823,253
NetApp Inc.(a)	500,537	9,870,590
SanDisk Corp.(a)	341,286	5,013,491
Seagate Technology	739,284	7,732,911
Sun Microsystems Inc.(a)	1,125,250	10,374,805
Synopsys Inc.(a)	216,832	4,230,392
Teradata Corp.(a)	259,801	6,087,137
Western Digital Corp.(a)	335,279	8,884,893

		106,225,268
COSMETICS & PERSONAL CARE—0.69%
Alberto-Culver Co.	128,160	3,259,109
Avon Products Inc.	642,118	16,553,802
Estee Lauder Companies Inc. (The) Class A	166,884	5,452,100

		25,265,011
DISTRIBUTION & WHOLESALE—0.98%
Central European Distribution Corp.(a)	66,563	1,768,579
Fastenal Co.(b)	198,857	6,596,087
Genuine Parts Co.	239,848	8,049,299
Ingram Micro Inc. Class A(a)	243,544	4,262,020
LKQ Corp.(a)	210,947	3,470,078
Tech Data Corp.(a)	75,584	2,472,353
W.W. Grainger Inc.	92,491	7,573,163
WESCO International Inc.(a)	63,616	1,592,945

		35,784,524
DIVERSIFIED FINANCIAL SERVICES—3.24%
Affiliated Managers Group Inc.(a)	62,095	3,613,308
AmeriCredit Corp.(a)(b)	135,238	1,832,475
Ameriprise Financial Inc.	329,656	8,000,751
CIT Group Inc.	585,461	1,258,741
Eaton Vance Corp.	175,346	4,690,505

Federated Investors Inc. Class B	132,798	3,199,104
GLG Partners Inc.	286,301	1,170,971
Greenhill & Co. Inc.	30,818	2,225,368
Interactive Brokers Group Inc. Class A(a)	61,163	949,861
IntercontinentalExchange Inc.(a)	109,547	12,514,649
Invesco Ltd.	625,092	11,139,139
Investment Technology Group Inc.(a)	65,325	1,331,977
Janus Capital Group Inc.	242,641	2,766,107
Jefferies Group Inc.(a)	174,453	3,721,082
Lazard Ltd. Class A	115,134	3,099,407
Legg Mason Inc.	211,828	5,164,367
NASDAQ OMX Group Inc. (The)(a)	203,744	4,341,785
NYSE Euronext Inc.	391,091	10,657,230
Raymond James Financial Inc.	147,300	2,535,033
SLM Corp.(a)	703,252	7,222,398
Student Loan Corp. (The)	6,362	236,666
T. Rowe Price Group Inc.	384,271	16,012,573
TD AMERITRADE Holding Corp.(a)	393,216	6,897,009
Waddell & Reed Financial Inc. Class A	129,486	3,414,546

		117,995,052
ELECTRIC—6.28%
AES Corp. (The)(a)	1,002,783	11,642,311
Allegheny Energy Inc.	254,829	6,536,364
Alliant Energy Corp.	166,454	4,349,443
Ameren Corp.	321,249	7,995,888
Calpine Corp.(a)	503,046	5,608,963
CenterPoint Energy Inc.	525,381	5,821,221
CMS Energy Corp.	341,267	4,122,505
Consolidated Edison Inc.(b)	412,736	15,444,581
Constellation Energy Group Inc.	274,118	7,286,056
DPL Inc.	174,467	4,042,400
DTE Energy Co.	246,514	7,888,448
Dynegy Inc. Class A(a)	749,788	1,702,019
Edison International	490,061	15,417,319
Great Plains Energy Inc.	203,202	3,159,791
Hawaiian Electric Industries Inc.	137,741	2,625,343
Integrys Energy Group Inc.	114,990	3,448,550
ITC Holdings Corp.	74,865	3,395,876
MDU Resources Group Inc.	276,751	5,249,967
Mirant Corp.(a)	216,979	3,415,249
Northeast Utilities	263,456	5,877,703
NRG Energy Inc.(a)	399,027	10,358,741
NSTAR	160,683	5,159,531
NV Energy Inc.	352,659	3,805,191
OGE Energy Corp.	144,488	4,091,900
Ormat Technologies Inc.	29,501	1,189,185
Pepco Holdings Inc.	330,967	4,448,196
Pinnacle West Capital Corp.	152,075	4,585,061
PPL Corp.	565,618	18,642,769
Progress Energy Inc.	419,710	15,877,629
RRI Energy Inc.(a)	527,375	2,642,149
SCANA Corp.	183,264	5,950,582
TECO Energy Inc.	320,284	3,820,988
Westar Energy Inc.	163,517	3,069,214
Wisconsin Energy Corp.	175,872	7,159,749
Xcel Energy Inc.	685,390	12,618,030

		228,448,912

ELECTRICAL COMPONENTS & EQUIPMENT—0.65%
AMETEK Inc.	161,604	5,588,266
Energizer Holdings Inc.(a)	104,229	5,444,923
General Cable Corp.(a)(b)	78,147	2,936,764
Hubbell Inc. Class B	84,856	2,720,483
Molex Inc.	198,149	3,081,217
SunPower Corp. Class A(a)(b)	145,170	3,867,329

		23,638,982
ELECTRONICS—1.98%
Agilent Technologies Inc.(a)	515,939	10,478,721
Amphenol Corp. Class A	257,661	8,152,394
Arrow Electronics Inc.(a)	179,919	3,821,480
Avnet Inc.(a)	227,252	4,779,110
AVX Corp.	74,851	743,270
Dolby Laboratories Inc. Class A(a)	78,934	2,942,660
FLIR Systems Inc.(a)(b)	226,030	5,099,237
Garmin Ltd.(b)	170,509	4,061,524
Gentex Corp.	207,184	2,403,334
Itron Inc.(a)	59,479	3,275,509
Jabil Circuit Inc.	282,283	2,094,540
Mettler-Toledo International Inc.(a)	50,657	3,908,188
National Instruments Corp.	85,397	1,926,556
PerkinElmer Inc.	175,413	3,052,186
Thomas & Betts Corp.(a)	79,481	2,293,822
Trimble Navigation Ltd.(a)	179,831	3,530,083
Vishay Intertechnology Inc.(a)	280,803	1,906,652
Waters Corp.(a)	145,018	7,464,076

		71,933,342
ENERGY - ALTERNATE SOURCES—0.09%
Covanta Holding Corp.(a)	194,070	3,291,427

		3,291,427
ENGINEERING & CONSTRUCTION—1.30%
AECOM Technology Corp.(a)	142,153	4,548,896
Fluor Corp.	270,503	13,874,099
Jacobs Engineering Group Inc.(a)	185,705	7,816,323
KBR Inc.	241,415	4,451,693
McDermott International Inc.(a)	343,761	6,981,786
Shaw Group Inc. (The)(a)	125,719	3,445,958
URS Corp.(a)	125,132	6,196,537

		47,315,292
ENTERTAINMENT—0.58%
DreamWorks Animation SKG Inc. Class A(a)	108,919	3,005,075
International Game Technology	445,721	7,086,964
International Speedway Corp. Class A	46,469	1,190,071
Macrovision Solutions Corp.(a)	152,195	3,319,373
Penn National Gaming Inc.(a)	100,489	2,925,235
Regal Entertainment Group Class A	120,657	1,603,532
Scientific Games Corp. Class A(a)(b)	96,161	1,516,459
Warner Music Group Corp.(a)	66,962	391,728

		21,038,437
ENVIRONMENTAL CONTROL—0.69%
Nalco Holding Co.	207,863	3,500,413
Republic Services Inc.	484,315	11,822,129
Stericycle Inc.(a)(b)	127,688	6,579,763
Waste Connections Inc.(a)	120,476	3,121,533

		25,023,838

FOOD—3.39%
Campbell Soup Co.	296,111	8,711,586
ConAgra Foods Inc.	672,705	12,821,757
Corn Products International Inc.	112,220	3,006,374
Dean Foods Co.(a)	270,674	5,194,234
Del Monte Foods Co.	297,556	2,791,075
Flowers Foods Inc.	116,217	2,538,179
H.J. Heinz Co.	473,242	16,894,739
Hershey Co. (The)	231,656	8,339,616
Hormel Foods Corp.	104,854	3,621,657
J.M. Smucker Co. (The)	178,147	8,668,633
McCormick & Co. Inc. NVS	196,019	6,376,498
Ralcorp Holdings Inc.(a)	85,104	5,184,536
Safeway Inc.	640,618	13,049,389
Sara Lee Corp.	1,046,370	10,212,571
Smithfield Foods Inc.(a)(b)	182,787	2,553,534
SUPERVALU Inc.	346,017	4,480,920
Tyson Foods Inc. Class A	453,847	5,723,011
Whole Foods Market Inc.(b)	164,537	3,122,912

		123,291,221
FOREST PRODUCTS & PAPER—1.03%
International Paper Co.	650,132	9,836,497
MeadWestvaco Corp.	257,415	4,224,180
Plum Creek Timber Co. Inc.	244,908	7,293,360
Rayonier Inc.	118,842	4,319,907
Temple-Inland Inc.	160,292	2,103,031
Weyerhaeuser Co.	317,925	9,674,458

		37,451,433
GAS—1.23%
AGL Resources Inc.	116,109	3,692,266
Atmos Energy Corp.	138,436	3,466,437
Energen Corp.	107,877	4,304,292
NiSource Inc.	413,105	4,816,804
Sempra Energy	367,442	18,236,146
Southern Union Co.	167,427	3,078,983
UGI Corp.	162,889	4,152,041
Vectren Corp.	121,945	2,857,171

		44,604,140
HAND & MACHINE TOOLS—0.37%
Black & Decker Corp. (The)	90,473	2,592,956
Kennametal Inc.	110,193	2,113,502
Lincoln Electric Holdings Inc.	63,979	2,305,803
Snap-On Inc.	86,686	2,491,356
Stanley Works (The)	118,970	4,025,945

		13,529,562
HEALTH CARE - PRODUCTS—2.38%
Beckman Coulter Inc.	109,320	6,246,545
C.R. Bard Inc.	149,368	11,120,448
Cooper Companies Inc. (The)	67,982	1,681,195
DENTSPLY International Inc.	223,432	6,819,145
Edwards Lifesciences Corp.(a)	84,252	5,731,664
Gen-Probe Inc.(a)	78,351	3,367,526
Henry Schein Inc.(a)	135,651	6,504,465
Hill-Rom Holdings Inc.	94,206	1,528,021
Hologic Inc.(a)	385,937	5,491,884

IDEXX Laboratories Inc.(a)	88,786	4,101,913
Intuitive Surgical Inc.(a)(b)	56,941	9,318,964
Inverness Medical Innovations Inc.(a)(b)	118,478	4,215,447
Kinetic Concepts Inc.(a)	92,571	2,522,560
Patterson Companies Inc.(a)(b)	151,144	3,279,825
ResMed Inc.(a)	113,376	4,617,804
TECHNE Corp.	56,035	3,575,593
Varian Medical Systems Inc.(a)	188,580	6,626,701

		86,749,700
HEALTH CARE - SERVICES—1.93%
Brookdale Senior Living Inc.	59,022	574,874
Community Health Systems Inc.(a)	139,141	3,513,310
Covance Inc.(a)	96,164	4,731,269
Coventry Health Care Inc.(a)	223,315	4,178,224
DaVita Inc.(a)	155,555	7,693,750
Health Management Associates Inc. Class A(a)	371,185	1,833,654
Health Net Inc.(a)	156,286	2,430,247
Humana Inc.(a)	255,150	8,231,139
Laboratory Corp. of America Holdings(a)	162,903	11,043,194
LifePoint Hospitals Inc.(a)	81,796	2,147,145
Lincare Holdings Inc.(a)(b)	103,518	2,434,743
MEDNAX Inc.(a)	68,885	2,902,125
Quest Diagnostics Inc.	233,658	13,185,321
Tenet Healthcare Corp.(a)	722,295	2,036,872
Universal Health Services Inc. Class B	68,854	3,363,518

		70,299,385
HOLDING COMPANIES - DIVERSIFIED—0.24%
Leucadia National Corp.(a)	281,650	5,939,998
Walter Energy Inc.	79,543	2,882,638

		8,822,636
HOME BUILDERS—0.61%
Centex Corp.	187,383	1,585,260
D.R. Horton Inc.	417,090	3,903,962
KB Home	115,069	1,574,144
Lennar Corp. Class A	204,520	1,981,799
M.D.C. Holdings Inc.	56,200	1,692,182
NVR Inc.(a)	8,704	4,372,803
Pulte Homes Inc.(b)	322,153	2,844,611
Thor Industries Inc.	53,436	981,619
Toll Brothers Inc.(a)(b)	185,504	3,148,003

		22,084,383
HOME FURNISHINGS—0.18%
Harman International Industries Inc.	88,297	1,659,984
Whirlpool Corp.(b)	111,067	4,727,012

		6,386,996
HOUSEHOLD PRODUCTS & WARES—0.95%
Avery Dennison Corp.	169,610	4,355,585
Church & Dwight Co. Inc.	105,638	5,737,200
Clorox Co. (The)	209,167	11,677,794
Fortune Brands Inc.	225,937	7,849,051
Jarden Corp.(a)(b)	132,196	2,478,675
Scotts Miracle-Gro Co. (The) Class A	67,203	2,355,465

		34,453,770

HOUSEWARES—0.16%
Newell Rubbermaid Inc.	417,640	4,347,632
Toro Co. (The)	53,896	1,611,490

		5,959,122
INSURANCE—5.78%
Alleghany Corp.(a)	7,805	2,115,155
Allied World Assurance Holdings Ltd.	74,517	3,042,529
American Financial Group Inc.	129,395	2,792,344
American International Group Inc.	3,639,186	4,221,456
American National Insurance Co.	23,979	1,812,333
Aon Corp.	416,347	15,767,061
Arch Capital Group Ltd.(a)	78,712	4,610,949
Arthur J. Gallagher & Co.	150,824	3,218,584
Aspen Insurance Holdings Ltd.	124,776	2,787,496
Assurant Inc.	177,157	4,267,712
Axis Capital Holdings Ltd.	214,223	5,608,358
Brown & Brown Inc.	175,477	3,497,257
CIGNA Corp.	410,309	9,884,344
Cincinnati Financial Corp.	217,659	4,864,679
CNA Financial Corp.(b)	41,433	640,969
Endurance Specialty Holdings Ltd.	74,402	2,179,979
Erie Indemnity Co. Class A	45,187	1,615,887
Everest Re Group Ltd.	92,579	6,625,879
Fidelity National Financial Inc. Class A	353,275	4,779,811
First American Corp.	140,265	3,634,266
Genworth Financial Inc. Class A	651,738	4,555,649
Hanover Insurance Group Inc. (The)	76,938	2,932,107
Hartford Financial Services Group Inc. (The)	489,565	5,811,137
HCC Insurance Holdings Inc.	168,805	4,053,008
Lincoln National Corp.	385,238	6,629,946
Markel Corp.(a)	14,766	4,159,582
Marsh & McLennan Companies Inc.	785,960	15,821,375
MBIA Inc.(a)(b)	198,181	858,124
Mercury General Corp.	40,157	1,342,449
Odyssey Re Holdings Corp.	25,566	1,022,129
Old Republic International Corp.	361,933	3,565,040
OneBeacon Insurance Group Ltd.	35,694	417,263
PartnerRe Ltd.	85,127	5,528,999
Principal Financial Group Inc.	467,321	8,804,328
Progressive Corp. (The)(a)	1,024,333	15,477,672
Protective Life Corp.	99,951	1,143,439
Reinsurance Group of America Inc.	109,475	3,821,772
RenaissanceRe Holdings Ltd.	93,762	4,363,683
StanCorp Financial Group Inc.	73,779	2,115,982
Torchmark Corp.	124,470	4,610,369
Transatlantic Holdings Inc.	41,054	1,778,870
Unitrin Inc.	63,408	762,164
Unum Group	498,321	7,903,371
Validus Holdings Ltd.	59,957	1,317,855
W.R. Berkley Corp.	202,173	4,340,654
Wesco Financial Corp.	2,028	590,148
White Mountains Insurance Group Ltd.	11,754	2,690,608
XL Capital Ltd. Class A	514,637	5,897,740

		210,282,511
INTERNET—1.50%
Akamai Technologies Inc.(a)	259,995	4,986,704
Equinix Inc.(a)(b)	57,115	4,154,545
Expedia Inc.(a)	276,130	4,172,324
F5 Networks Inc.(a)	118,186	4,088,054

HLTH Corp.(a)(b)	155,904	2,042,342
IAC/InterActiveCorp.(a)	164,191	2,635,266
Liberty Media Corp. - Liberty Interactive Group Series A(a)	896,846	4,493,198
McAfee Inc.(a)	233,715	9,860,436
Netflix Inc.(a)	63,555	2,627,364
Priceline.com Inc.(a)(b)	62,663	6,990,058
Sohu.com Inc.(a)	45,197	2,839,728
VeriSign Inc.(a)	290,094	5,360,937
WebMD Health Corp. Class A(a)(b)	12,268	367,059

		54,618,015
IRON & STEEL—0.87%
AK Steel Holding Corp.	164,425	3,155,316
Allegheny Technologies Inc.	147,458	5,150,708
Carpenter Technology Corp.	66,322	1,380,161
Cliffs Natural Resources Inc.	197,041	4,821,593
Reliance Steel & Aluminum Co.	94,673	3,634,496
Schnitzer Steel Industries Inc. Class A	32,152	1,699,555
Steel Dynamics Inc.	274,099	4,037,478
United States Steel Corp.	215,585	7,705,008

		31,584,315
LEISURE TIME—0.29%
Harley-Davidson Inc.	352,702	5,717,299
Royal Caribbean Cruises Ltd.	197,205	2,670,156
WMS Industries Inc.(a)	65,697	2,070,112

		10,457,567
LODGING—0.83%
Boyd Gaming Corp.(a)(b)	83,326	708,271
Choice Hotels International Inc.	43,211	1,149,845
Las Vegas Sands Corp.(a)	450,242	3,538,902
Marriott International Inc. Class A	447,581	9,878,113
MGM MIRAGE(a)(b)	294,696	1,883,107
Starwood Hotels & Resorts Worldwide Inc.	280,790	6,233,538
Wyndham Worldwide Corp.	267,942	3,247,457
Wynn Resorts Ltd.(a)(b)	100,724	3,555,557

		30,194,790
MACHINERY—1.39%
AGCO Corp.(a)	139,065	4,042,620
Bucyrus International Inc.	113,056	3,228,879
Cummins Inc.	303,572	10,688,770
Flowserve Corp.	84,285	5,883,936
Gardner Denver Inc.(a)	78,146	1,966,935
Graco Inc.	90,136	1,984,795
IDEX Corp.	121,418	2,983,240
Joy Global Inc.	153,763	5,492,414
Manitowoc Co. Inc. (The)	196,300	1,032,538
Rockwell Automation Inc.	213,353	6,852,898
Terex Corp.(a)	158,630	1,914,664
Wabtec Corp.	71,878	2,312,315
Zebra Technologies Corp. Class A(a)	89,399	2,115,180

		50,499,184
MANUFACTURING—2.69%
AptarGroup Inc.	101,918	3,441,771
Brink’s Co. (The)	68,462	1,987,452
Carlisle Companies Inc.	92,179	2,215,983

Cooper Industries Ltd. Class A	250,425	7,775,696
Crane Co.	74,332	1,658,347
Donaldson Co. Inc.	116,149	4,023,401
Dover Corp.	279,809	9,258,880
Eaton Corp.	249,093	11,112,039
Harsco Corp.	121,259	3,431,630
ITT Corp.	273,758	12,182,231
Leggett & Platt Inc.	235,857	3,592,102
Pall Corp.	176,911	4,698,756
Parker Hannifin Corp.	241,439	10,372,219
Pentair Inc.	147,869	3,788,404
Roper Industries Inc.	136,210	6,171,675
SPX Corp.	73,728	3,610,460
Teleflex Inc.	59,813	2,681,417
Textron Inc.	435,116	4,203,221
Trinity Industries Inc.	118,306	1,611,328

		97,817,012
MEDIA—1.73%
Cablevision Systems Corp. Class A	352,866	6,849,129
CBS Corp. Class B	913,806	6,323,538
Central European Media Enterprises Ltd. Class A(a)(b)	51,426	1,012,578
CTC Media Inc.(a)	51,030	603,175
Discovery Communications Inc. Class C(a)	423,085	8,685,935
Dish Network Corp. Class A(a)	302,423	4,902,277
Gannett Co. Inc.	349,956	1,249,343
John Wiley & Sons Inc. Class A	62,224	2,068,948
Liberty Global Inc. Series A(a)	400,317	6,361,037
Liberty Media Corp. - Liberty Capital Group Series A(a)	120,721	1,636,977
McGraw-Hill Companies Inc. (The)	473,053	14,243,626
Meredith Corp.(b)	50,961	1,302,054
New York Times Co. (The) Class A(b)	156,331	861,384
Scripps Networks Interactive Inc. Class A	132,023	3,674,200
Washington Post Co. (The) Class B	9,250	3,257,665

		63,031,866
METAL FABRICATE & HARDWARE—0.63%
Commercial Metals Co.	169,310	2,714,039
Precision Castparts Corp.	210,668	15,385,084
Timken Co. (The)	145,660	2,487,873
Valmont Industries Inc.	31,753	2,288,756

		22,875,752
MINING—0.37%
Compass Minerals International Inc.	49,018	2,691,578
Royal Gold Inc.	54,352	2,266,478
Titanium Metals Corp.(b)	128,167	1,177,855
Vulcan Materials Co.	166,308	7,167,875

		13,303,786
OFFICE & BUSINESS EQUIPMENT—0.42%
Pitney Bowes Inc.	310,471	6,808,629
Xerox Corp.	1,300,841	8,429,450

		15,238,079
OIL & GAS—4.55%
Atwood Oceanics Inc.(a)	84,236	2,098,319
Cabot Oil & Gas Corp.	155,916	4,777,266

Cimarex Energy Co.	125,325	3,551,710
CNX Gas Corp.(a)	36,783	966,289
Comstock Resources Inc.(a)	69,913	2,310,625
Concho Resources Inc.(a)	114,593	3,287,673
Continental Resources Inc.(a)	45,964	1,275,501
Denbury Resources Inc.(a)	374,371	5,514,485
Diamond Offshore Drilling Inc.	103,708	8,612,949
Encore Acquisition Co.(a)	79,416	2,449,984
ENSCO International Inc.	213,309	7,438,085
EQT Corp.	196,909	6,874,093
EXCO Resources Inc.(a)	209,322	2,704,440
Forest Oil Corp.(a)	167,758	2,502,949
Frontier Oil Corp.	157,677	2,067,145
Helmerich & Payne Inc.	158,630	4,896,908
Holly Corp.	64,125	1,152,968
Mariner Energy Inc.(a)	135,422	1,591,209
Murphy Oil Corp.	286,968	15,588,102
Nabors Industries Ltd.(a)	425,783	6,633,699
Newfield Exploration Co.(a)	199,498	6,517,600
Noble Energy Inc.	260,738	15,375,720
Patterson-UTI Energy Inc.	230,785	2,967,895
Petrohawk Energy Corp.(a)	414,548	9,244,420
Pioneer Natural Resources Co.	171,487	4,372,919
Plains Exploration & Production Co.(a)	180,680	4,943,405
Pride International Inc.(a)	261,117	6,543,592
Quicksilver Resources Inc.(a)(b)	176,558	1,640,224
Range Resources Corp.	235,482	9,751,310
Rowan Companies Inc.	170,139	3,287,085
SandRidge Energy Inc.(a)	187,014	1,593,359
St. Mary Land & Exploration Co.	93,907	1,959,839
Sunoco Inc.	175,869	4,080,161
Tesoro Corp.	208,196	2,650,335
Unit Corp.(a)	61,414	1,693,184
Whiting Petroleum Corp.(a)	76,504	2,689,881

		165,605,328
OIL & GAS SERVICES—1.38%
BJ Services Co.	439,377	5,988,709
Cameron International Corp.(a)	326,380	9,236,554
Dresser-Rand Group Inc.(a)	124,070	3,238,227
Exterran Holdings Inc.(a)	94,002	1,507,792
FMC Technologies Inc.(a)	185,909	6,986,460
Helix Energy Solutions Group Inc.(a)	148,100	1,609,847
Oceaneering International Inc.(a)	82,318	3,720,774
Oil States International Inc.(a)	74,617	1,806,478
SEACOR Holdings Inc.(a)	30,386	2,286,243
Smith International Inc.	329,888	8,494,616
Superior Energy Services Inc.(a)	117,611	2,031,142
Tidewater Inc.	77,789	3,334,814

		50,241,656
PACKAGING & CONTAINERS—1.10%
Ball Corp.	141,386	6,384,992
Bemis Co. Inc.	150,341	3,788,593
Crown Holdings Inc.(a)	240,659	5,809,508
Greif Inc. Class A	50,007	2,211,310
Owens-Illinois Inc.(a)	253,149	7,090,703
Packaging Corp. of America	154,210	2,498,202
Pactiv Corp.(a)	198,492	4,307,276
Sealed Air Corp.	238,623	4,402,594

Sonoco Products Co.	150,150	3,596,093

		40,089,271
PHARMACEUTICALS—2.57%
AmerisourceBergen Corp.	454,261	8,058,590
Amylin Pharmaceuticals Inc.(a)(b)	212,037	2,862,500
BioMarin Pharmaceutical Inc.(a)(b)	150,469	2,348,821
Cephalon Inc.(a)(b)	111,067	6,291,946
Dendreon Corp.(a)	173,610	4,314,209
Endo Pharmaceuticals Holdings Inc.(a)	176,275	3,158,848
Forest Laboratories Inc.(a)	453,685	11,392,030
Herbalife Ltd.	92,614	2,921,046
Hospira Inc.(a)	241,393	9,298,458
King Pharmaceuticals Inc.(a)	373,080	3,592,760
Mead Johnson Nutrition Co. Class A(a)	52,022	1,652,739
Mylan Inc.(a)(b)	458,887	5,988,475
NBTY Inc.(a)	80,716	2,269,734
Omnicare Inc.	178,208	4,590,638
OSI Pharmaceuticals Inc.(a)	87,223	2,462,305
Perrigo Co.	119,843	3,329,239
Sepracor Inc.(a)	164,475	2,848,707
United Therapeutics Corp.(a)	35,066	2,922,050
Valeant Pharmaceuticals International(a)	102,403	2,633,805
VCA Antech Inc.(a)	127,456	3,403,075
Warner Chilcott Ltd. Class A(a)(b)	135,036	1,775,723
Watson Pharmaceuticals Inc.(a)	158,581	5,342,594

		93,458,292
PIPELINES—1.18%
El Paso Corp.	1,054,458	9,732,647
National Fuel Gas Co.	106,439	3,840,319
ONEOK Inc.	158,421	4,671,835
Questar Corp.	261,821	8,132,160
Spectra Energy Corp.	970,119	16,414,413

		42,791,374
REAL ESTATE—0.26%
CB Richard Ellis Group Inc. Class A(a)	329,267	3,081,939
Forest City Enterprises Inc. Class A	165,109	1,089,719
Jones Lang LaSalle Inc.	52,312	1,712,172
St. Joe Co. (The)(a)(b)	139,157	3,686,269

		9,570,099
REAL ESTATE INVESTMENT TRUSTS—4.75%
Alexandria Real Estate Equities Inc.	59,256	2,120,772
AMB Property Corp.	219,987	4,137,955
Annaly Capital Management Inc.	818,782	12,396,359
Apartment Investment and Management Co. Class A	176,282	1,560,096
AvalonBay Communities Inc.(b)	120,193	6,723,596
Boston Properties Inc.	169,986	8,108,332
Brandywine Realty Trust	193,552	1,441,962
BRE Properties Inc. Class A	77,128	1,832,561
Camden Property Trust	100,333	2,769,191
CapitalSource Inc.	343,847	1,677,973
Chimera Investment Corp.	1,008,586	3,519,965
Corporate Office Properties Trust	86,336	2,532,235
Digital Realty Trust Inc.(b)	114,512	4,105,255
Douglas Emmett Inc.	172,753	1,553,049
Duke Realty Corp.	336,798	2,953,718

Equity Residential	411,922	9,157,026
Essex Property Trust Inc.	41,313	2,570,908
Federal Realty Investment Trust(b)	88,923	4,581,313
HCP Inc.	413,965	8,771,918
Health Care REIT Inc.	167,178	5,700,770
Hospitality Properties Trust	141,486	1,682,269
Host Hotels & Resorts Inc.	905,878	7,600,316
HRPT Properties Trust	336,748	1,367,197
Kimco Realty Corp.	566,170	5,690,009
Liberty Property Trust	158,830	3,659,443
Macerich Co. (The)(b)	119,068	2,096,787
Mack-Cali Realty Corp.	117,720	2,684,016
Nationwide Health Properties Inc.	154,880	3,986,611
ProLogis	665,866	5,366,880
Public Storage	202,166	13,237,830
Realty Income Corp.	156,957	3,440,497
Regency Centers Corp.	120,392	4,202,885
Senior Housing Properties Trust	181,246	2,957,935
SL Green Realty Corp.(b)	115,595	2,651,749
Taubman Centers Inc.	79,946	2,147,350
UDR Inc.	226,431	2,339,032
Ventas Inc.	235,438	7,030,179
Vornado Realty Trust(b)	229,367	10,328,396
Weingarten Realty Investors	157,140	2,280,101

		172,964,436
RETAIL—5.40%
Abercrombie & Fitch Co. Class A	132,163	3,355,619
Advance Auto Parts Inc.	143,269	5,944,231
Aeropostale Inc.(a)	101,450	3,476,692
American Eagle Outfitters Inc.	256,669	3,637,000
AutoNation Inc.(a)(b)	109,476	1,899,409
AutoZone Inc.(a)(b)	48,256	7,291,964
Barnes & Noble Inc.(b)	56,061	1,156,538
Bed Bath & Beyond Inc.(a)(b)	392,370	12,065,378
Big Lots Inc.(a)	124,253	2,613,041
BJ’s Wholesale Club Inc.(a)(b)	82,308	2,652,787
Brinker International Inc.	153,677	2,617,120
Burger King Holdings Inc.	159,961	2,762,526
CarMax Inc.(a)(b)	331,652	4,875,284
Chico’s FAS Inc.(a)	266,782	2,595,789
Chipotle Mexican Grill Inc. Class A(a)(b)	47,918	3,833,440
Copart Inc.(a)(b)	100,455	3,482,775
Darden Restaurants Inc.	206,279	6,803,081
Dick’s Sporting Goods Inc.(a)	129,263	2,223,324
Dollar Tree Inc.(a)	135,236	5,693,436
Family Dollar Stores Inc.	210,965	5,970,310
Foot Locker Inc.	234,280	2,452,912
GameStop Corp. Class A(a)	247,653	5,450,843
J.C. Penney Co. Inc.	334,569	9,605,476
Limited Brands Inc.	398,888	4,774,689
Macy’s Inc.	632,696	7,440,505
MSC Industrial Direct Co. Inc. Class A	64,323	2,282,180
Nordstrom Inc.(b)	248,099	4,934,689
Office Depot Inc.(a)	413,462	1,885,387
O’Reilly Automotive Inc.(a)(b)	204,064	7,770,757
Panera Bread Co. Class A(a)	41,392	2,063,805
Penske Automotive Group Inc.	59,166	984,522
PetSmart Inc.	189,618	4,069,202
RadioShack Corp.	189,144	2,640,450

Rite Aid Corp.(a)	880,497	1,329,550
Ross Stores Inc.	190,673	7,359,978
Sears Holdings Corp.(a)(b)	74,860	4,979,687
Signet Jewelers Ltd.	128,326	2,671,747
Tiffany & Co.	186,436	4,728,017
Tim Hortons Inc.	272,261	6,681,285
TJX Companies Inc. (The)	621,611	19,555,882
Urban Outfitters Inc.(a)	193,154	4,031,124
Wendy’s/Arby’s Group Inc. Class A	550,597	2,202,388
Williams-Sonoma Inc.	141,897	1,684,317

		196,529,136
SAVINGS & LOANS—0.81%
Capitol Federal Financial	30,086	1,153,196
First Niagara Financial Group Inc.	225,349	2,573,486
Hudson City Bancorp Inc.	703,534	9,349,967
New York Community Bancorp Inc.	519,319	5,551,520
People’s United Financial Inc.	519,403	7,811,821
TFS Financial Corp.	124,819	1,325,578
Washington Federal Inc.	132,529	1,722,877

		29,488,445
SEMICONDUCTORS—3.80%
Advanced Micro Devices Inc.(a)	840,040	3,250,955
Altera Corp.	441,394	7,185,894
Analog Devices Inc.	438,093	10,855,945
Atmel Corp.(a)	678,393	2,530,406
Cree Inc.(a)	133,809	3,932,647
Cypress Semiconductor Corp.(a)	215,911	1,986,381
Fairchild Semiconductor International Inc.(a)	186,432	1,303,160
Integrated Device Technology Inc.(a)	250,442	1,512,670
International Rectifier Corp.(a)	108,033	1,599,969
Intersil Corp. Class A	183,931	2,312,013
KLA-Tencor Corp.	255,564	6,452,991
Lam Research Corp.(a)	190,153	4,943,978
Linear Technology Corp.	334,346	7,806,979
LSI Corp.(a)	976,208	4,451,508
Marvell Technology Group Ltd.(a)	774,631	9,016,705
Maxim Integrated Products Inc.	458,511	7,194,038
MEMC Electronic Materials Inc.(a)	336,202	5,987,758
Microchip Technology Inc.	275,092	6,203,325
Micron Technology Inc.(a)(b)	1,273,795	6,445,403
National Semiconductor Corp.	345,446	4,335,347
Novellus Systems Inc.(a)	146,960	2,454,232
NVIDIA Corp.(a)	821,602	9,275,887
ON Semiconductor Corp.(a)	632,412	4,338,346
PMC-Sierra Inc.(a)	335,153	2,667,818
QLogic Corp.(a)	178,834	2,267,615
Rambus Inc.(a)	157,209	2,435,167
Silicon Laboratories Inc.(a)(b)	67,245	2,551,275
Teradyne Inc.(a)	260,552	1,787,387
Varian Semiconductor Equipment Associates Inc.(a)	110,068	2,640,531
Xilinx Inc.	412,325	8,436,170

		138,162,500
SOFTWARE—4.29%
Allscripts-Misys Healthcare Solutions Inc.	94,055	1,491,712
ANSYS Inc.(a)	131,856	4,108,633
Autodesk Inc.(a)	343,211	6,514,145

BMC Software Inc.(a)	278,165	9,399,195
Broadridge Financial Solutions Inc.	211,062	3,499,408
CA Inc.	590,786	10,297,400
Cerner Corp.(a)(b)	100,931	6,286,992
Citrix Systems Inc.(a)	272,218	8,681,032
Compuware Corp.(a)	364,119	2,497,856
Dun & Bradstreet Corp. (The)	79,989	6,495,907
Electronic Arts Inc.(a)	485,788	10,551,315
Fidelity National Information Services Inc.	287,715	5,742,791
Fiserv Inc.(a)	234,047	10,695,948
Global Payments Inc.	120,947	4,530,675
IMS Health Inc.	273,477	3,473,158
Intuit Inc.(a)	485,935	13,683,930
Metavante Technologies Inc.(a)	134,774	3,485,256
MSCI Inc. Class A(a)	150,605	3,680,786
Novell Inc.(a)	518,289	2,347,849
Nuance Communications Inc.(a)	326,897	3,952,185
Paychex Inc.	484,123	12,199,900
Red Hat Inc.(a)	284,265	5,722,254
Salesforce.com Inc.(a)(b)	162,931	6,219,076
SEI Investments Co.	182,021	3,283,659
Sybase Inc.(a)	125,106	3,920,822
Total System Services Inc.	243,553	3,261,175

		156,023,059
TELECOMMUNICATIONS—2.74%
Amdocs Ltd.(a)	291,149	6,245,146
CenturyTel Inc.	151,906	4,663,514
Ciena Corp.(a)(b)	136,509	1,412,868
Clearwire Corp. Class A(a)(b)	93,883	519,173
CommScope Inc.(a)	125,004	3,282,605
Crown Castle International Corp.(a)	437,491	10,508,534
EchoStar Corp. Class A(a)	57,016	908,835
Embarq Corp.	214,882	9,037,937
Frontier Communications Corp.	469,976	3,355,629
Harris Corp.	199,164	5,648,291
JDS Uniphase Corp.(a)	317,347	1,815,225
Leap Wireless International Inc.(a)	88,703	2,920,990
Level 3 Communications Inc.(a)	2,448,569	3,697,339
MetroPCS Communications Inc.(a)	381,042	5,071,669
NeuStar Inc. Class A(a)	108,763	2,410,188
NII Holdings Inc.(a)	249,406	4,756,172
Qwest Communications International Inc.	2,214,951	9,192,047
SBA Communications Corp. Class A(a)(b)	175,141	4,297,960
Telephone and Data Systems Inc.	136,462	3,861,875
Tellabs Inc.(a)	595,463	3,412,003
tw telecom inc.(a)	224,254	2,303,089
United States Cellular Corp.(a)	23,882	918,263
Virgin Media Inc.	433,966	4,057,582
Windstream Corp.	657,034	5,492,804

		99,789,738
TEXTILES—0.21%
Cintas Corp.	197,913	4,520,333
Mohawk Industries Inc.(a)	83,628	2,983,847

		7,504,180
TOYS, GAMES & HOBBIES—0.44%
Hasbro Inc.	188,285	4,564,028
Marvel Entertainment Inc.(a)	73,435	2,613,552
Mattel Inc.	539,320	8,656,086

		15,833,666

TRANSPORTATION—1.32%
Alexander & Baldwin Inc.	61,756	1,447,561
C.H. Robinson Worldwide Inc.	254,877	13,291,836
Con-way Inc.	69,684	2,460,542
Expeditors International Washington Inc.	319,407	10,649,029
Frontline Ltd.(b)	77,575	1,889,727
J.B. Hunt Transport Services Inc.	131,468	4,013,718
Kansas City Southern Industries Inc.(a)	137,816	2,220,216
Kirby Corp.(a)	80,928	2,572,701
Landstar System Inc.	77,246	2,773,904
Overseas Shipholding Group Inc.	35,268	1,200,523
Ryder System Inc.	84,106	2,348,240
Teekay Corp.	63,272	1,330,610
UTi Worldwide Inc.(a)	150,597	1,716,806

		47,915,413
TRUCKING & LEASING—0.05%
GATX Corp.	71,044	1,827,252

		1,827,252
WATER—0.15%
American Water Works Co. Inc.	95,144	1,818,202
Aqua America Inc.	204,097	3,653,336

		5,471,538

TOTAL COMMON STOCKS
(Cost: $5,004,243,547)		3,625,320,602

Security	Shares	Value

SHORT-TERM INVESTMENTS—5.34%

MONEY MARKET FUNDS—5.34%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40%(c)(d)(e)	158,221,976	158,221,976
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32%(c)(d)(e)	27,599,264	27,599,264
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%(c)(d)	8,436,267	8,436,267

		194,257,507

TOTAL SHORT-TERM INVESTMENTS
(Cost: $194,257,507)		194,257,507

TOTAL INVESTMENTS IN SECURITIES—104.99%
(Cost: $5,198,501,054)		3,819,578,109
Other Assets, Less Liabilities—(4.99)%		(181,513,850)

NET ASSETS—100.00%		$3,638,064,259

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

June 30, 2009

Security	Shares	Value

COMMON STOCKS—99.85%

AEROSPACE & DEFENSE—1.50%
Alliant Techsystems Inc.(a)	56,298	$4,636,703
BE Aerospace Inc.(a)	79,993	1,148,699
Goodrich Corp.	212,661	10,626,670
Rockwell Collins Inc.	271,934	11,347,806
Spirit AeroSystems Holdings Inc. Class A(a)	58,280	800,767
TransDigm Group Inc.(a)	68,169	2,467,718

		31,028,363
AGRICULTURE—0.84%
Lorillard Inc.	254,954	17,278,233

		17,278,233
AIRLINES—0.79%
AMR Corp.(a)	489,203	1,966,596
Continental Airlines Inc. Class B(a)	212,291	1,880,898
Copa Holdings SA Class A	51,698	2,110,312
Delta Air Lines Inc.(a)	1,324,803	7,670,609
Southwest Airlines Co.	396,820	2,670,599

		16,299,014
APPAREL—1.35%
Coach Inc.	545,263	14,656,669
Guess? Inc.	100,155	2,581,996
Hanesbrands Inc.(a)	162,574	2,440,236
Phillips-Van Heusen Corp.	57,252	1,642,560
Polo Ralph Lauren Corp.	89,035	4,766,934
VF Corp.	34,178	1,891,752

		27,980,147
AUTO MANUFACTURERS—0.23%
Navistar International Corp.(a)	107,731	4,697,072

		4,697,072
AUTO PARTS & EQUIPMENT—0.63%
BorgWarner Inc.	185,668	6,340,562
Federal Mogul Corp. Class A(a)	10,895	102,958
Goodyear Tire & Rubber Co. (The)(a)	415,179	4,674,916
TRW Automotive Holdings Corp.(a)	21,248	240,102
WABCO Holdings Inc.	97,360	1,723,272

		13,081,810
BANKS—0.08%
BOK Financial Corp.	11,681	440,023
Commerce Bancshares Inc.	35,412	1,127,164

		1,567,187

BEVERAGES—1.30%
Brown-Forman Corp. Class B	128,574	5,526,111
Coca-Cola Enterprises Inc.	450,666	7,503,589
Green Mountain Coffee Roasters Inc.(a)	51,275	3,031,378
Hansen Natural Corp.(a)	118,176	3,642,184
Molson Coors Brewing Co. Class B	12,510	529,548
Pepsi Bottling Group Inc.	193,253	6,539,682

		26,772,492
BIOTECHNOLOGY—2.60%
Abraxis BioScience Inc.(a)	11,993	442,062
Alexion Pharmaceuticals Inc.(a)	140,903	5,793,931
Bio-Rad Laboratories Inc. Class A(a)	32,979	2,489,255
Charles River Laboratories International Inc.(a)	75,478	2,547,382
Illumina Inc.(a)(b)	211,222	8,224,985
Life Technologies Corp.(a)(b)	265,700	11,085,004
Millipore Corp.(a)	95,174	6,682,167
Myriad Genetics Inc.(a)	163,975	5,845,709
Vertex Pharmaceuticals Inc.(a)	297,234	10,593,420

		53,703,915
BUILDING MATERIALS—0.51%
Armstrong World Industries Inc.(a)	15,403	253,995
Eagle Materials Inc.	74,878	1,889,921
Lennox International Inc.	79,900	2,565,589
Martin Marietta Materials Inc.	29,354	2,315,444
Masco Corp.	290,536	2,783,335
Owens Corning Inc.(a)	64,393	822,943

		10,631,227
CHEMICALS—3.18%
Albemarle Corp.	9,104	232,789
Ashland Inc.	8,736	245,045
Celanese Corp. Series A	246,378	5,851,477
CF Industries Holdings Inc.	68,899	5,108,172
Ecolab Inc.	406,021	15,830,759
FMC Corp.	106,194	5,022,976
International Flavors & Fragrances Inc.	127,528	4,172,716
Intrepid Potash Inc.(a)(b)	65,763	1,846,625
Lubrizol Corp.	101,079	4,782,047
RPM International Inc.	116,177	1,631,125
Sherwin-Williams Co. (The)	145,577	7,824,764
Sigma-Aldrich Corp.	209,618	10,388,668
Terra Industries Inc.	117,079	2,835,653
Valhi Inc.	3,378	25,099

		65,797,915
COAL—0.88%
Alpha Natural Resources Inc.(a)(b)	122,509	3,218,311
CONSOL Energy Inc.	310,123	10,531,777
Foundation Coal Holdings Inc.	76,733	2,156,965
Massey Energy Co.	117,425	2,294,484

		18,201,537
COMMERCIAL SERVICES—5.46%
Aaron’s Inc.	81,930	2,443,153
Alliance Data Systems Corp.(a)(b)	99,713	4,107,178
Apollo Group Inc. Class A(a)	227,803	16,201,349
Brinks Home Security Holdings Inc.(a)	78,570	2,224,317

Career Education Corp.(a)	116,019	2,887,713
Convergys Corp.(a)	21,831	202,592
Corrections Corp. of America(a)	22,546	383,057
DeVry Inc.	106,827	5,345,623
Equifax Inc.	169,470	4,423,167
FTI Consulting Inc.(a)	88,143	4,470,613
Genpact Ltd.(a)	107,342	1,261,268
H&R Block Inc.	583,163	10,047,898
Hewitt Associates Inc. Class A(a)	143,263	4,266,372
Hillenbrand Inc.	40,763	678,296
Interactive Data Corp.	29,051	672,240
Iron Mountain Inc.(a)(b)	309,574	8,900,253
ITT Educational Services Inc.(a)	65,801	6,623,529
Lender Processing Services Inc.	164,065	4,556,085
Monster Worldwide Inc.(a)	126,611	1,495,276
Moody’s Corp.	322,116	8,487,757
Morningstar Inc.(a)(b)	33,576	1,384,338
Pharmaceutical Product Development Inc.	180,366	4,188,099
R.R. Donnelley & Sons Co.	90,882	1,056,049
Robert Half International Inc.	262,345	6,196,589
SAIC Inc.(a)	264,039	4,897,923
Strayer Education Inc.	24,055	5,246,636
Weight Watchers International Inc.	5,443	140,266

		112,787,636
COMPUTERS—3.92%
Affiliated Computer Services Inc. Class A(a)	94,471	4,196,402
Brocade Communications Systems Inc.(a)	233,849	1,828,699
Cadence Design Systems Inc.(a)	452,406	2,669,195
Cognizant Technology Solutions Corp. Class A(a)	501,532	13,390,904
Diebold Inc.	99,639	2,626,484
DST Systems Inc.(a)	58,128	2,147,830
FactSet Research Systems Inc.	71,620	3,571,689
IHS Inc. Class A(a)	82,008	4,089,739
MICROS Systems Inc.(a)	138,045	3,495,299
NCR Corp.(a)	272,290	3,221,191
NetApp Inc.(a)	571,315	11,266,332
SanDisk Corp.(a)	187,739	2,757,886
Seagate Technology	760,222	7,951,922
Synopsys Inc.(a)	155,148	3,026,937
Teradata Corp.(a)	241,650	5,661,859
Western Digital Corp.(a)	344,791	9,136,961

		81,039,329
COSMETICS & PERSONAL CARE—1.37%
Alberto-Culver Co.	124,455	3,164,891
Avon Products Inc.	732,947	18,895,374
Estee Lauder Companies Inc. (The) Class A	190,460	6,222,328

		28,282,593
DISTRIBUTION & WHOLESALE—1.02%
Fastenal Co.(b)	226,955	7,528,097
LKQ Corp.(a)	240,699	3,959,499
W.W. Grainger Inc.	105,582	8,645,054
WESCO International Inc.(a)	38,174	955,877

		21,088,527
DIVERSIFIED FINANCIAL SERVICES—3.89%
Affiliated Managers Group Inc.(a)	70,842	4,122,296
AmeriCredit Corp.(a)	46,914	635,685

Ameriprise Financial Inc.	29,714	721,159
CIT Group Inc.	64,043	137,692
Eaton Vance Corp.	200,093	5,352,488
Federated Investors Inc. Class B	141,385	3,405,965
GLG Partners Inc.	326,414	1,335,033
Greenhill & Co. Inc.	35,156	2,538,615
IntercontinentalExchange Inc.(a)	125,033	14,283,770
Invesco Ltd.	57,070	1,016,987
Investment Technology Group Inc.(a)	6,170	125,806
Janus Capital Group Inc.	240,572	2,742,521
Jefferies Group Inc.(a)	150,754	3,215,583
Lazard Ltd. Class A	131,375	3,536,615
NASDAQ OMX Group Inc. (The)(a)	103,233	2,199,895
NYSE Euronext Inc.	114,716	3,126,011
SLM Corp.(a)	174,183	1,788,859
Student Loan Corp. (The)	868	32,290
T. Rowe Price Group Inc.	438,635	18,277,920
TD Ameritrade Holding Corp.(a)	448,796	7,871,882
Waddell & Reed Financial Inc. Class A	147,744	3,896,009

		80,363,081
ELECTRIC—2.96%
AES Corp. (The)(a)	922,562	10,710,945
Allegheny Energy Inc.	177,713	4,558,338
Calpine Corp.(a)	311,056	3,468,274
CenterPoint Energy Inc.	503,664	5,580,597
Constellation Energy Group Inc.	264,111	7,020,070
DPL Inc.	25,273	585,575
Integrys Energy Group Inc.	28,851	865,241
ITC Holdings Corp.	85,417	3,874,515
NV Energy Inc.	171,843	1,854,186
Ormat Technologies Inc.	33,645	1,356,230
PPL Corp.	645,629	21,279,932

		61,153,903
ELECTRICAL COMPONENTS & EQUIPMENT—0.81%
AMETEK Inc.	184,443	6,378,039
Energizer Holdings Inc.(a)	99,686	5,207,597
Hubbell Inc. Class B	11,327	363,144
Molex Inc.	19,440	302,292
SunPower Corp. Class A(a)(b)	165,655	4,413,049

		16,664,121
ELECTRONICS—3.23%
Agilent Technologies Inc.(a)	588,886	11,960,275
Amphenol Corp. Class A	294,076	9,304,565
Arrow Electronics Inc.(a)	85,197	1,809,584
Avnet Inc.(a)	86,891	1,827,318
AVX Corp.	18,059	179,326
Dolby Laboratories Inc. Class A(a)	90,052	3,357,139
FLIR Systems Inc.(a)	257,942	5,819,172
Garmin Ltd.(b)	158,293	3,770,539
Gentex Corp.	236,355	2,741,718
Itron Inc.(a)	63,126	3,476,349
Jabil Circuit Inc.	160,477	1,190,739
Mettler-Toledo International Inc.(a)	57,806	4,459,733
National Instruments Corp.	97,414	2,197,660
PerkinElmer Inc.	43,425	755,595
Thomas & Betts Corp.(a)	28,732	829,206
Trimble Navigation Ltd.(a)	205,206	4,028,194

Vishay Intertechnology Inc.(a)	68,205	463,112
Waters Corp.(a)	165,516	8,519,109

		66,689,333
ENGINEERING & CONSTRUCTION—2.03%
AECOM Technology Corp.(a)	162,271	5,192,672
Fluor Corp.	308,758	15,836,198
Jacobs Engineering Group Inc.(a)	211,958	8,921,312
McDermott International Inc.(a)	392,345	7,968,527
Shaw Group Inc. (The)(a)	116,637	3,197,020
URS Corp.(a)	17,858	884,328

		42,000,057
ENTERTAINMENT—0.58%
International Game Technology	423,249	6,729,659
Macrovision Solutions Corp.(a)	120,177	2,621,060
Regal Entertainment Group Class A	71,148	945,557
Scientific Games Corp. Class A(a)(b)	109,681	1,729,669
Warner Music Group Corp.(a)	6,653	38,920

		12,064,865
ENVIRONMENTAL CONTROL—0.89%
Nalco Holding Co.	237,182	3,994,145
Republic Services Inc.	175,252	4,277,901
Stericycle Inc.(a)(b)	145,744	7,510,188
Waste Connections Inc.(a)	100,900	2,614,319

		18,396,553
FOOD—2.42%
Campbell Soup Co.	229,474	6,751,125
Dean Foods Co.(a)	308,892	5,927,637
Flowers Foods Inc.	109,794	2,397,901
H.J. Heinz Co.	437,559	15,620,856
Hershey Co. (The)	154,150	5,549,400
Hormel Foods Corp.	11,713	404,567
McCormick & Co. Inc. NVS	223,710	7,277,286
Sara Lee Corp.	296,178	2,890,697
Smithfield Foods Inc.(a)	15,638	218,463
Whole Foods Market Inc.(b)	157,591	2,991,077

		50,029,009
FOREST PRODUCTS & PAPER—0.25%
Plum Creek Timber Co. Inc.	99,787	2,971,657
Rayonier Inc.	61,429	2,232,944

		5,204,601
HAND & MACHINE TOOLS—0.04%
Snap-On Inc.	27,099	778,825

		778,825
HEALTH CARE - PRODUCTS—4.16%
Beckman Coulter Inc.	124,766	7,129,129
C.R. Bard Inc.	170,482	12,692,385
DENTSPLY International Inc.	255,011	7,782,936
Edwards Lifesciences Corp.(a)	96,160	6,541,765
Gen-Probe Inc.(a)	89,409	3,842,799
Henry Schein Inc.(a)	154,831	7,424,146
Hill-Rom Holdings Inc.	42,975	697,054
Hologic Inc.(a)	43,163	614,209
IDEXX Laboratories Inc.(a)(b)	101,309	4,680,476

Intuitive Surgical Inc.(a)(b)	64,983	10,635,118
Inverness Medical Innovations Inc.(a)	63,675	2,265,556
Kinetic Concepts Inc.(a)	37,390	1,018,877
Patterson Companies Inc.(a)(b)	172,537	3,744,053
ResMed Inc.(a)	129,381	5,269,688
TECHNE Corp.	63,931	4,079,437
Varian Medical Systems Inc.(a)	215,235	7,563,358

		85,980,986
HEALTH CARE - SERVICES—2.71%
Community Health Systems Inc.(a)	79,696	2,012,324
Covance Inc.(a)	109,749	5,399,651
Coventry Health Care Inc.(a)	71,851	1,344,332
DaVita Inc.(a)	177,554	8,781,821
Health Management Associates Inc. Class A(a)	423,379	2,091,492
Humana Inc.(a)	106,871	3,447,658
Laboratory Corp. of America Holdings(a)	185,941	12,604,940
Lincare Holdings Inc.(a)(b)	96,026	2,258,532
MEDNAX Inc.(a)	25,376	1,069,091
Quest Diagnostics Inc.	266,701	15,049,937
Tenet Healthcare Corp.(a)	559,449	1,577,646
Universal Health Services Inc. Class B	5,731	279,959

		55,917,383
HOLDING COMPANIES - DIVERSIFIED—0.28%
Leucadia National Corp.(a)	116,996	2,467,446
Walter Energy Inc.	90,758	3,289,070

		5,756,516
HOME BUILDERS—0.14%
KB Home	9,845	134,680
M.D.C. Holdings Inc.	24,495	737,544
NVR Inc.(a)	1,740	874,159
Pulte Homes Inc.	61,383	542,012
Thor Industries Inc.	31,676	581,888

		2,870,283
HOME FURNISHINGS—0.05%
Harman International Industries Inc.	55,888	1,050,694

		1,050,694
HOUSEHOLD PRODUCTS & WARES—1.06%
Avery Dennison Corp.	36,193	929,436
Church & Dwight Co. Inc.	120,553	6,547,233
Clorox Co. (The)	211,777	11,823,510
Scotts Miracle-Gro Co. (The) Class A	76,680	2,687,634

		21,987,813
HOUSEWARES—0.13%
Newell Rubbermaid Inc.	77,199	803,642
Toro Co. (The)	61,464	1,837,774

		2,641,416
INSURANCE—1.68%
American International Group Inc.	1,574,013	1,825,855
Arthur J. Gallagher & Co.	159,544	3,404,669
Axis Capital Holdings Ltd.	69,186	1,811,289
Brown & Brown Inc.	147,176	2,933,218
CIGNA Corp.	30,445	733,420
CNA Financial Corp.	21,336	330,068

Endurance Specialty Holdings Ltd.	28,677	840,236
Erie Indemnity Co. Class A	35,366	1,264,688
Fidelity National Financial Inc. Class A	59,250	801,652
Genworth Financial Inc. Class A	316,817	2,214,551
Hanover Insurance Group Inc. (The)	6,671	254,232
Lincoln National Corp.	135,860	2,338,151
Marsh & McLennan Companies Inc.	67,272	1,354,185
Odyssey Re Holdings Corp.	6,222	248,756
Principal Financial Group Inc.	533,382	10,048,917
Progressive Corp. (The)(a)	119,251	1,801,883
Reinsurance Group of America Inc.	9,752	340,442
Validus Holdings Ltd.	23,228	510,551
W.R. Berkley Corp.	75,679	1,624,828

		34,681,591
INTERNET—2.67%
Akamai Technologies Inc.(a)	296,727	5,691,224
Equinix Inc.(a)(b)	65,163	4,739,957
Expedia Inc.(a)	286,847	4,334,258
F5 Networks Inc.(a)	134,869	4,665,119
HLTH Corp.(a)(b)	177,853	2,329,874
IAC/InterActiveCorp.(a)	82,247	1,320,064
McAfee Inc.(a)	266,753	11,254,309
Netflix Inc.(a)	72,511	2,997,605
Priceline.com Inc.(a)	71,517	7,977,721
Sohu.com Inc.(a)	51,557	3,239,326
VeriSign Inc.(a)	331,074	6,118,248
WebMD Health Corp. Class A(a)(b)	13,909	416,157

		55,083,862
IRON & STEEL—0.10%
Cliffs Natural Resources Inc.	21,586	528,209
Schnitzer Steel Industries Inc. Class A	28,950	1,530,297

		2,058,506
LEISURE TIME—0.16%
Royal Caribbean Cruises Ltd.	69,388	939,514
WMS Industries Inc.(a)	74,941	2,361,391

		3,300,905
LODGING—0.61%
Choice Hotels International Inc.	13,712	364,876
Las Vegas Sands Corp.(a)	388,919	3,056,903
Marriott International Inc. Class A	240,614	5,310,351
MGM MIRAGE(a)(b)	155,644	994,565
Starwood Hotels & Resorts Worldwide Inc.	52,233	1,159,573
Wyndham Worldwide Corp.	135,125	1,637,715

		12,523,983
MACHINERY—1.24%
Bucyrus International Inc.	29,037	829,297
Cummins Inc.	114,349	4,026,228
Flowserve Corp.	96,199	6,715,652
Graco Inc.	46,876	1,032,210
IDEX Corp.	81,738	2,008,303
Joy Global Inc.	153,911	5,497,701
Rockwell Automation Inc.	24,336	781,672
Wabtec Corp.	81,995	2,637,779
Zebra Technologies Corp. Class A(a)	92,709	2,193,495

		25,722,337

MANUFACTURING—1.88%
Brink’s Co. (The)	78,099	2,267,214
Carlisle Companies Inc.	28,492	684,948
Cooper Industries Ltd. Class A	70,312	2,183,188
Crane Co.	43,645	973,720
Donaldson Co. Inc.	132,546	4,591,393
Dover Corp.	226,106	7,481,848
Harsco Corp.	100,642	2,848,169
ITT Corp.	30,928	1,376,296
Leggett & Platt Inc.	167,411	2,549,670
Pall Corp.	201,892	5,362,252
Pentair Inc.	46,896	1,201,476
Roper Industries Inc.	133,392	6,043,992
Teleflex Inc.	29,013	1,300,653

		38,864,819
MEDIA—1.50%
CTC Media Inc.(a)	58,245	688,456
Discovery Communications Inc. Class C(a)	449,089	9,219,797
John Wiley & Sons Inc. Class A	70,996	2,360,617
McGraw-Hill Companies Inc. (The)	539,960	16,258,196
New York Times Co. (The) Class A	12,472	68,721
Scripps Networks Interactive Inc. Class A	89,637	2,494,598

		31,090,385
METAL FABRICATE & HARDWARE—0.98%
Precision Castparts Corp.	240,468	17,561,378
Valmont Industries Inc.	36,226	2,611,170

		20,172,548
MINING—0.12%
Compass Minerals International Inc.	29,966	1,645,433
Royal Gold Inc.	17,863	744,887

		2,390,320
OIL & GAS—2.81%
Atwood Oceanics Inc.(a)	82,058	2,044,065
CNX Gas Corp.(a)	41,972	1,102,604
Comstock Resources Inc.(a)	6,388	211,123
Continental Resources Inc.(a)	25,101	696,553
Diamond Offshore Drilling Inc.	118,359	9,829,715
ENSCO International Inc.	68,904	2,402,682
EQT Corp.	224,731	7,845,359
EXCO Resources Inc.(a)	210,859	2,724,298
Forest Oil Corp.(a)	70,427	1,050,771
Frontier Oil Corp.	141,394	1,853,675
Helmerich & Payne Inc.	56,485	1,743,692
Holly Corp.	73,098	1,314,302
Mariner Energy Inc.(a)	137,760	1,618,680
Patterson-UTI Energy Inc.	38,191	491,136
Petrohawk Energy Corp.(a)	473,152	10,551,290
Plains Exploration & Production Co.(a)	111,546	3,051,899
Pride International Inc.(a)	139,182	3,487,901
Quicksilver Resources Inc.(a)(b)	201,392	1,870,932
Range Resources Corp.	39,514	1,636,275
Rowan Companies Inc.	34,165	660,068
St. Mary Land & Exploration Co.	26,345	549,820
Tesoro Corp.	96,666	1,230,558

		57,967,398

OIL & GAS SERVICES—1.60%
Cameron International Corp.(a)	372,540	10,542,882
Dresser-Rand Group Inc.(a)	141,511	3,693,437
Exterran Holdings Inc.(a)	49,638	796,194
FMC Technologies Inc.(a)	212,180	7,973,724
Oceaneering International Inc.(a)	93,940	4,246,088
Smith International Inc.	224,048	5,769,236

		33,021,561
PACKAGING & CONTAINERS—1.08%
Ball Corp.	104,872	4,736,020
Crown Holdings Inc.(a)	274,651	6,630,075
Owens-Illinois Inc.(a)	235,487	6,595,991
Packaging Corp. of America	17,407	281,993
Pactiv Corp.(a)	185,525	4,025,893

		22,269,972
PHARMACEUTICALS—3.48%
AmerisourceBergen Corp.	454,198	8,057,473
Amylin Pharmaceuticals Inc.(a)(b)	241,912	3,265,812
BioMarin Pharmaceutical Inc.(a)	171,652	2,679,488
Cephalon Inc.(a)(b)	126,767	7,181,351
Dendreon Corp.(a)	198,127	4,923,456
Herbalife Ltd.	105,664	3,332,643
Hospira Inc.(a)	275,523	10,613,146
Mead Johnson Nutrition Co. Class A(a)	29,722	944,268
Mylan Inc.(a)(b)	374,455	4,886,638
NBTY Inc.(a)	63,624	1,789,107
Omnicare Inc.	85,828	2,210,929
OSI Pharmaceuticals Inc.(a)	99,517	2,809,365
Perrigo Co.	136,758	3,799,137
Sepracor Inc.(a)	187,644	3,249,994
United Therapeutics Corp.(a)	40,002	3,333,367
Valeant Pharmaceuticals International(a)	116,831	3,004,893
VCA Antech Inc.(a)	145,431	3,883,008
Warner Chilcott Ltd. Class A(a)(b)	144,122	1,895,204

		71,859,279
PIPELINES—0.15%
El Paso Corp.	334,577	3,088,146

		3,088,146
REAL ESTATE—0.37%
CB Richard Ellis Group Inc. Class A(a)	375,688	3,516,440
St. Joe Co. (The)(a)(b)	158,792	4,206,400

		7,722,840
REAL ESTATE INVESTMENT TRUSTS—1.54%
Alexandria Real Estate Equities Inc.	14,469	517,846
CapitalSource Inc.	63,894	311,803
Digital Realty Trust Inc.(b)	130,668	4,684,448
Federal Realty Investment Trust	13,201	680,116
HCP Inc.	183,331	3,884,784
Health Care REIT Inc.	95,979	3,272,884
Nationwide Health Properties Inc.	132,904	3,420,949
Public Storage	230,747	15,109,314

		31,882,144

RETAIL—8.25%
Abercrombie & Fitch Co. Class A	74,949	1,902,955
Advance Auto Parts Inc.	163,506	6,783,864
Aeropostale Inc.(a)	115,759	3,967,061
American Eagle Outfitters Inc.	292,880	4,150,110
AutoNation Inc.(a)	12,124	210,351
AutoZone Inc.(a)(b)	55,098	8,325,859
Barnes & Noble Inc.	13,361	275,637
Bed Bath & Beyond Inc.(a)(b)	447,864	13,771,818
Big Lots Inc.(a)	15,739	330,991
BJ’s Wholesale Club Inc.(a)	16,418	529,152
Brinker International Inc.	175,340	2,986,040
Burger King Holdings Inc.	182,512	3,151,982
CarMax Inc.(a)	268,731	3,950,346
Chico’s FAS Inc.(a)	285,516	2,778,071
Chipotle Mexican Grill Inc. Class A(a)(b)	54,675	4,374,000
Copart Inc.(a)(b)	114,626	3,974,083
Darden Restaurants Inc.	235,440	7,764,811
Dick’s Sporting Goods Inc.(a)	147,464	2,536,381
Dollar Tree Inc.(a)	154,338	6,497,630
Family Dollar Stores Inc.	240,764	6,813,621
Foot Locker Inc.	118,129	1,236,811
GameStop Corp. Class A(a)	248,439	5,468,142
Limited Brands Inc.	306,354	3,667,057
MSC Industrial Direct Co. Inc. Class A	73,388	2,603,806
Nordstrom Inc.(b)	283,223	5,633,305
Office Depot Inc.(a)	85,822	391,348
O’Reilly Automotive Inc.(a)(b)	232,898	8,868,756
Panera Bread Co. Class A(a)	47,228	2,354,788
Penske Automotive Group Inc.	23,543	391,756
PetSmart Inc.	216,388	4,643,686
RadioShack Corp.	28,140	392,834
Ross Stores Inc.	217,625	8,400,325
Tiffany & Co.	194,897	4,942,588
Tim Hortons Inc.	310,737	7,625,486
TJX Companies Inc. (The)	709,565	22,322,915
Urban Outfitters Inc.(a)	220,409	4,599,936
Wendy’s/Arby’s Group Inc. Class A	251,843	1,007,372
Williams-Sonoma Inc.	65,232	774,304

		170,399,978
SAVINGS & LOANS—0.36%
Capitol Federal Financial	34,335	1,316,061
Hudson City Bancorp Inc.	445,729	5,923,738
TFS Financial Corp.	16,514	175,379

		7,415,178
SEMICONDUCTORS—5.90%
Advanced Micro Devices Inc.(a)	505,355	1,955,724
Altera Corp.	503,773	8,201,424
Analog Devices Inc.	500,045	12,391,115
Cree Inc.(a)	152,705	4,488,000
Cypress Semiconductor Corp.(a)(b)	223,865	2,059,558
Integrated Device Technology Inc.(a)	60,442	365,070
International Rectifier Corp.(a)	54,694	810,018
Intersil Corp. Class A	104,285	1,310,862
Lam Research Corp.(a)	216,995	5,641,870
Linear Technology Corp.	381,617	8,910,757
Marvell Technology Group Ltd.(a)	795,745	9,262,472
Maxim Integrated Products Inc.	439,061	6,888,867
MEMC Electronic Materials Inc.(a)	383,695	6,833,608

Microchip Technology Inc.	286,318	6,456,471
Micron Technology Inc.(a)(b)	255,863	1,294,667
National Semiconductor Corp.	394,230	4,947,587
Novellus Systems Inc.(a)	101,422	1,693,747
NVIDIA Corp.(a)	937,767	10,587,390
ON Semiconductor Corp.(a)	721,681	4,950,732
QLogic Corp.(a)	204,020	2,586,974
Rambus Inc.(a)	179,349	2,778,116
Silicon Laboratories Inc.(a)(b)	76,731	2,911,174
Teradyne Inc.(a)	297,192	2,038,737
Varian Semiconductor Equipment Associates Inc.(a)	125,586	3,012,808
Xilinx Inc.	470,613	9,628,742

		122,006,490
SOFTWARE—7.67%
Allscripts-Misys Healthcare Solutions Inc.	107,265	1,701,223
ANSYS Inc.(a)	150,479	4,688,926
Autodesk Inc.(a)	265,199	5,033,477
BMC Software Inc.(a)	317,495	10,728,156
Broadridge Financial Solutions Inc.	149,568	2,479,837
CA Inc.	520,576	9,073,640
Cerner Corp.(a)(b)	115,203	7,175,995
Citrix Systems Inc.(a)	310,703	9,908,319
Dun & Bradstreet Corp. (The)	91,306	7,414,960
Electronic Arts Inc.(a)	554,480	12,043,306
Fidelity National Information Services Inc.	123,463	2,464,321
Fiserv Inc.(a)	267,155	12,208,984
Global Payments Inc.	138,033	5,170,716
IMS Health Inc.	70,819	899,401
Intuit Inc.(a)	554,664	15,619,338
Metavante Technologies Inc.(a)	153,799	3,977,242
MSCI Inc. Class A(a)	171,871	4,200,527
Novell Inc.(a)	269,019	1,218,656
Nuance Communications Inc.(a)	339,093	4,099,634
Paychex Inc.	552,584	13,925,117
Red Hat Inc.(a)	324,418	6,530,534
Salesforce.com Inc.(a)(b)	185,955	7,097,902
SEI Investments Co.	207,777	3,748,297
Sybase Inc.(a)	142,766	4,474,286
Total System Services Inc.	200,385	2,683,155

		158,565,949
TELECOMMUNICATIONS—1.70%
Amdocs Ltd.(a)	47,195	1,012,333
Ciena Corp.(a)(b)	16,969	175,629
Crown Castle International Corp.(a)	179,263	4,305,897
Frontier Communications Corp.	233,278	1,665,605
Harris Corp.	177,981	5,047,541
JDS Uniphase Corp.(a)	188,569	1,078,615
Leap Wireless International Inc.(a)	77,743	2,560,077
MetroPCS Communications Inc.(a)	434,857	5,787,947
NeuStar Inc. Class A(a)	124,072	2,749,436
NII Holdings Inc.(a)	15,077	287,518
SBA Communications Corp. Class A(a)(b)	199,860	4,904,564
tw telecom inc.(a)	249,906	2,566,535
Windstream Corp.	347,930	2,908,695

		35,050,392

TEXTILES—0.04%
Cintas Corp.	40,874	933,562

		933,562
TOYS, GAMES & HOBBIES—0.67%
Hasbro Inc.	128,064	3,104,271
Marvel Entertainment Inc.(a)	83,786	2,981,944
Mattel Inc.	477,672	7,666,636

		13,752,851
TRANSPORTATION—1.95%
C.H. Robinson Worldwide Inc.	290,939	15,172,469
Con-way Inc.	26,307	928,900
Expeditors International Washington Inc.	364,561	12,154,464
J.B. Hunt Transport Services Inc.	150,018	4,580,050
Kansas City Southern Industries Inc.(a)	71,536	1,152,445
Kirby Corp.(a)	19,026	604,837
Landstar System Inc.	88,143	3,165,215
Teekay Corp.	31,673	666,083
UTi Worldwide Inc.(a)	158,542	1,807,379

		40,231,842
TRUCKING & LEASING—0.04%
GATX Corp.	34,929	898,374

		898,374
WATER—0.01%
American Water Works Co. Inc.	14,329	273,827

		273,827
TOTAL COMMON STOCKS

(Cost: $2,639,594,537)		2,063,015,475

Security	Shares	Value

SHORT-TERM INVESTMENTS—5.60%

MONEY MARKET FUNDS—5.60%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40%(c)(d)(e)	96,205,092	96,205,092
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32%(c)(d)(e)	16,781,422	16,781,422
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%(c)(d)	2,701,173	2,701,173

		115,687,687
TOTAL SHORT-TERM INVESTMENTS

(Cost: $115,687,687)		115,687,687

TOTAL INVESTMENTS IN SECURITIES—105.45%
(Cost: $2,755,282,224)		2,178,703,162
Other Assets, Less Liabilities—(5.45)%		(112,587,064)

NET ASSETS—100.00%		$2,066,116,098

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

June 30, 2009

Security	Shares	Value

COMMON STOCKS—99.55%

ADVERTISING—0.29%
Clear Channel Outdoor Holdings Inc. Class A(a)	69,041	$365,917
Interpublic Group of Companies Inc. (The)(a)(b)	814,922	4,115,356
Lamar Advertising Co. Class A(a)	97,134	1,483,236

		5,964,509
AEROSPACE & DEFENSE—0.80%
BE Aerospace Inc.(a)	82,583	1,185,892
L-3 Communications Holdings Inc.	198,553	13,775,607
Spirit AeroSystems Holdings Inc. Class A(a)	121,243	1,665,879

		16,627,378
AGRICULTURE—0.72%
Bunge Ltd.	207,862	12,523,685
Lorillard Inc.	33,525	2,271,989

		14,795,674
AIRLINES—0.28%
Southwest Airlines Co.	868,273	5,843,477

		5,843,477
APPAREL—0.37%
Phillips-Van Heusen Corp.	30,988	889,046
Polo Ralph Lauren Corp.	5,431	290,776
VF Corp.	116,827	6,466,374

		7,646,196
AUTO MANUFACTURERS—0.09%
Oshkosh Corp.	126,804	1,843,730

		1,843,730
AUTO PARTS & EQUIPMENT—0.28%
Autoliv Inc.	144,935	4,169,780
BorgWarner Inc.	14,291	488,038
Federal Mogul Corp. Class A(a)	24,756	233,944
TRW Automotive Holdings Corp.(a)	63,938	722,499
WABCO Holdings Inc.	12,413	219,710

		5,833,971
BANKS—4.51%
Associated Banc-Corp.	217,814	2,722,675
BancorpSouth Inc.	142,405	2,923,575
Bank of Hawaii Corp.	81,451	2,918,389
BOK Financial Corp.	22,826	859,855
City National Corp.	73,246	2,697,650
Comerica Inc.	258,351	5,464,124
Commerce Bancshares Inc.	67,327	2,143,018
Cullen/Frost Bankers Inc.	88,086	4,062,526
Discover Financial Services	820,432	8,425,837
Fifth Third Bancorp	982,820	6,978,022
First Citizens BancShares Inc. Class A	10,271	1,372,719
First Horizon National Corp.(a)	367,219	4,406,628

Fulton Financial Corp.	301,373	1,570,153
Huntington Bancshares Inc.	745,157	3,114,756
KeyCorp	879,247	4,607,254
M&T Bank Corp.(b)	122,627	6,245,393
Marshall & Ilsley Corp.	456,480	2,191,104
Popular Inc.(b)	483,387	1,063,451
Regions Financial Corp.	1,967,663	7,949,359
SunTrust Banks Inc.	580,393	9,547,465
Synovus Financial Corp.	444,072	1,327,775
TCF Financial Corp.	219,097	2,929,327
Valley National Bancorp(b)	241,561	2,826,264
Whitney Holding Corp.	114,271	1,046,722
Wilmington Trust Corp.	118,138	1,613,765
Zions Bancorporation(b)	196,409	2,270,488

		93,278,294
BEVERAGES—1.38%
Brown-Forman Corp. Class B	25,948	1,115,245
Coca-Cola Enterprises Inc.	78,916	1,313,951
Constellation Brands Inc. Class A(a)	324,132	4,109,994
Dr Pepper Snapple Group Inc.(a)	432,467	9,163,976
Molson Coors Brewing Co. Class B	205,415	8,695,217
Pepsi Bottling Group Inc.	47,933	1,622,053
PepsiAmericas Inc.	96,473	2,586,441

		28,606,877
BIOTECHNOLOGY—0.13%
Charles River Laboratories International Inc.(a)	37,726	1,273,252
Life Technologies Corp.(a)	33,918	1,415,059

		2,688,311
BUILDING MATERIALS—0.43%
Armstrong World Industries Inc.(a)	19,521	321,901
Martin Marietta Materials Inc.	46,712	3,684,643
Masco Corp.	323,792	3,101,927
Owens Corning Inc.(a)	81,656	1,043,564
USG Corp.(a)(b)	69,950	704,396

		8,856,431
CHEMICALS—2.17%
Airgas Inc.	138,544	5,615,188
Albemarle Corp.	146,738	3,752,091
Ashland Inc.	117,522	3,296,492
Cabot Corp.	110,284	1,387,373
CF Industries Holdings Inc.	14,094	1,044,929
Cytec Industries Inc.	80,409	1,497,216
Eastman Chemical Co.	123,748	4,690,049
FMC Corp.	18,445	872,448
Huntsman Corp.	276,235	1,389,462
International Flavors & Fragrances Inc.	7,503	245,498
Intrepid Potash Inc.(a)(b)	4,918	138,097
Lubrizol Corp.	14,594	690,442
PPG Industries Inc.	280,240	12,302,536
RPM International Inc.	103,486	1,452,943
Sherwin-Williams Co. (The)	24,496	1,316,660
Terra Industries Inc.	53,664	1,299,742
Valhi Inc.	6,024	44,758
Valspar Corp. (The)	171,613	3,866,441

		44,902,365
COAL—0.21%
Arch Coal Inc.	245,985	3,780,789
Massey Energy Co.	29,119	568,985

		4,349,774

COMMERCIAL SERVICES—1.60%
Career Education Corp.(a)(b)	9,599	238,919
Convergys Corp.(a)	145,085	1,346,389
Corrections Corp. of America(a)	173,830	2,953,372
Equifax Inc.	46,878	1,223,516
Hertz Global Holdings Inc.(a)(b)	318,404	2,544,048
Hillenbrand Inc.	64,877	1,079,553
Interactive Data Corp.	33,020	764,083
Manpower Inc.	133,457	5,650,569
Monster Worldwide Inc.(a)	89,100	1,052,271
Quanta Services Inc.(a)	336,779	7,789,698
R.R. Donnelley & Sons Co.	259,377	3,013,961
SAIC Inc.(a)	92,055	1,707,620
Service Corp. International	427,506	2,342,733
Weight Watchers International Inc.	51,391	1,324,346

		33,031,078
COMPUTERS—1.93%
Affiliated Computer Services Inc. Class A(a)	61,203	2,718,637
Brocade Communications Systems Inc.(a)	427,191	3,340,634
Computer Sciences Corp.(a)	258,087	11,433,254
Diebold Inc.	13,990	368,776
DST Systems Inc.(a)	7,858	290,353
Lexmark International Inc. Class A(a)	133,018	2,108,335
SanDisk Corp.(a)	200,192	2,940,820
Seagate Technology	82,884	866,967
Sun Microsystems Inc.(a)	1,274,375	11,749,738
Synopsys Inc.(a)	91,580	1,786,726
Teradata Corp.(a)	54,429	1,275,271
Western Digital Corp.(a)	37,587	996,056

		39,875,567
COSMETICS & PERSONAL CARE—0.03%
Alberto-Culver Co.	21,622	549,847

		549,847
DISTRIBUTION & WHOLESALE—0.95%
Central European Distribution Corp.(a)	75,323	2,001,332
Genuine Parts Co.	271,629	9,115,869
Ingram Micro Inc. Class A(a)	275,773	4,826,028
Tech Data Corp.(a)	85,557	2,798,569
WESCO International Inc.(a)	34,114	854,215

		19,596,013
DIVERSIFIED FINANCIAL SERVICES—2.60%
AmeriCredit Corp.(a)(b)	106,611	1,444,579
Ameriprise Financial Inc.	343,838	8,344,948
CIT Group Inc.	598,920	1,287,678
Federated Investors Inc. Class B	10,065	242,466
Interactive Brokers Group Inc. Class A(a)	69,166	1,074,148
Invesco Ltd.	651,298	11,606,130
Investment Technology Group Inc.(a)	67,774	1,381,912
Janus Capital Group Inc.	35,969	410,047
Jefferies Group Inc.(a)(b)	48,011	1,024,075
Legg Mason Inc.	240,101	5,853,662
NASDAQ OMX Group Inc. (The)(a)	128,261	2,733,242
NYSE Euronext Inc.	329,093	8,967,784
Raymond James Financial Inc.	166,736	2,869,527
SLM Corp.(a)	623,553	6,403,889
Student Loan Corp. (The)	6,627	246,524

		53,890,611
ELECTRIC—9.57%
AES Corp. (The)(a)	220,311	2,557,811
Allegheny Energy Inc.	112,244	2,879,059
Alliant Energy Corp.	189,078	4,940,608
Ameren Corp.	363,801	9,055,007

Calpine Corp.(a)	261,850	2,919,628
CenterPoint Energy Inc.	95,187	1,054,672
CMS Energy Corp.	385,778	4,660,198
Consolidated Edison Inc.(b)	467,959	17,511,026
Constellation Energy Group Inc.	48,426	1,287,163
DPL Inc.	172,458	3,995,852
DTE Energy Co.	279,167	8,933,344
Dynegy Inc. Class A(a)	844,943	1,918,021
Edison International	555,034	17,461,370
Great Plains Energy Inc.	230,064	3,577,495
Hawaiian Electric Industries Inc.	154,929	2,952,947
Integrys Energy Group Inc.	101,554	3,045,604
MDU Resources Group Inc.	313,988	5,956,352
Mirant Corp.(a)	245,648	3,866,500
Northeast Utilities	298,342	6,656,010
NRG Energy Inc.(a)	451,907	11,731,506
NSTAR	181,960	5,842,736
NV Energy Inc.	228,807	2,468,828
OGE Energy Corp.	163,591	4,632,897
Pepco Holdings Inc.	375,291	5,043,911
Pinnacle West Capital Corp.	172,506	5,201,056
Progress Energy Inc.	475,358	17,982,793
RRI Energy Inc.(a)	600,077	3,006,386
SCANA Corp.	207,531	6,738,532
TECO Energy Inc.	364,314	4,346,266
Westar Energy Inc.	185,111	3,474,533
Wisconsin Energy Corp.	199,177	8,108,496
Xcel Energy Inc.	776,244	14,290,652

		198,097,259
ELECTRICAL COMPONENTS & EQUIPMENT—0.49%
Energizer Holdings Inc.(a)	19,123	998,986
General Cable Corp.(a)	88,466	3,324,552
Hubbell Inc. Class B	84,829	2,719,618
Molex Inc.	205,028	3,188,185

		10,231,341
ELECTRONICS—0.74%
Arrow Electronics Inc.(a)	119,183	2,531,447
Avnet Inc.(a)	171,114	3,598,527
AVX Corp.	65,064	646,086
Garmin Ltd.	34,702	826,602
Itron Inc.(a)	4,714	259,600
Jabil Circuit Inc.	160,516	1,191,029
PerkinElmer Inc.	155,489	2,705,509
Thomas & Betts Corp.(a)	61,455	1,773,591
Vishay Intertechnology Inc.(a)	250,128	1,698,369

		15,230,760
ENERGY - ALTERNATE SOURCES—0.18%
Covanta Holding Corp.(a)	219,713	3,726,332

		3,726,332
ENGINEERING & CONSTRUCTION—0.58%
KBR Inc.	273,361	5,040,777
Shaw Group Inc. (The)(a)	26,603	729,188
URS Corp.(a)	123,985	6,139,737

		11,909,702
ENTERTAINMENT—0.57%
DreamWorks Animation SKG Inc. Class A(a)	123,312	3,402,178
International Game Technology	84,792	1,348,193
International Speedway Corp. Class A	51,197	1,311,155
Macrovision Solutions Corp.(a)	53,068	1,157,413
Penn National Gaming Inc.(a)	113,757	3,311,466
Regal Entertainment Group Class A	65,953	876,515

Warner Music Group Corp.(a)	69,719	407,856

		11,814,776
ENVIRONMENTAL CONTROL—0.49%
Republic Services Inc.	374,634	9,144,816
Waste Connections Inc.(a)	36,279	939,989

		10,084,805
FOOD—4.35%
Campbell Soup Co.	107,652	3,167,122
ConAgra Foods Inc.	761,878	14,521,395
Corn Products International Inc.	127,937	3,427,432
Del Monte Foods Co.	336,866	3,159,803
Flowers Foods Inc.	22,617	493,955
H.J. Heinz Co.	101,842	3,635,759
Hershey Co. (The)	109,393	3,938,148
Hormel Foods Corp.	107,087	3,698,785
J.M. Smucker Co. (The)	201,753	9,817,301
Ralcorp Holdings Inc.(a)	96,374	5,871,104
Safeway Inc.	725,548	14,779,413
Sara Lee Corp.	891,158	8,697,702
Smithfield Foods Inc.(a)(b)	191,408	2,673,970
SUPERVALU Inc.	391,802	5,073,836
Tyson Foods Inc. Class A	513,926	6,480,607
Whole Foods Market Inc.	29,994	569,286

		90,005,618
FOREST PRODUCTS & PAPER—1.80%
International Paper Co.	736,846	11,148,480
MeadWestvaco Corp.	291,476	4,783,121
Plum Creek Timber Co. Inc.	178,336	5,310,846
Rayonier Inc.	73,602	2,675,433
Temple-Inland Inc.	181,437	2,380,453
Weyerhaeuser Co.	360,062	10,956,687

		37,255,020
GAS—2.44%
AGL Resources Inc.	130,948	4,164,146
Atmos Energy Corp.	156,731	3,924,544
Energen Corp.	122,141	4,873,426
NiSource Inc.	467,778	5,454,291
Sempra Energy	416,173	20,654,666
Southern Union Co.	189,551	3,485,843
UGI Corp.	184,498	4,702,854
Vectren Corp.	138,054	3,234,605

		50,494,375
HAND & MACHINE TOOLS—0.70%
Black & Decker Corp. (The)	102,419	2,935,329
Kennametal Inc.	124,663	2,391,036
Lincoln Electric Holdings Inc.	72,415	2,609,837
Snap-On Inc.	71,245	2,047,581
Stanley Works (The)	134,449	4,549,754

		14,533,537
HEALTH CARE - PRODUCTS—0.63%
Cooper Companies Inc. (The)	77,831	1,924,761
Hill-Rom Holdings Inc.	63,966	1,037,529
Hologic Inc.(a)	394,195	5,609,395
Inverness Medical Innovations Inc.(a)	70,958	2,524,686
Kinetic Concepts Inc.(a)	67,700	1,844,825

		12,941,196
HEALTH CARE - SERVICES—1.17%
Brookdale Senior Living Inc.	66,665	649,317
Community Health Systems Inc.(a)	78,455	1,980,989

Coventry Health Care Inc.(a)	181,559	3,396,969
Health Net Inc.(a)	177,974	2,767,496
Humana Inc.(a)	182,904	5,900,483
LifePoint Hospitals Inc.(a)	92,588	2,430,435
Lincare Holdings Inc.(a)	22,367	526,072
MEDNAX Inc.(a)	52,793	2,224,169
Tenet Healthcare Corp.(a)	262,442	740,086
Universal Health Services Inc. Class B	72,263	3,530,048

		24,146,064
HOLDING COMPANIES - DIVERSIFIED—0.21%
Leucadia National Corp.(a)	202,852	4,278,149

		4,278,149
HOME BUILDERS—1.08%
Centex Corp.	210,613	1,781,786
D.R. Horton Inc.	472,433	4,421,973
KB Home	120,471	1,648,043
Lennar Corp. Class A	231,490	2,243,138
M.D.C. Holdings Inc.	39,303	1,183,413
NVR Inc.(a)(b)	8,136	4,087,445
Pulte Homes Inc.(b)	303,790	2,682,466
Thor Industries Inc.(b)	29,018	533,061
Toll Brothers Inc.(a)	224,930	3,817,062

		22,398,387
HOME FURNISHINGS—0.30%
Harman International Industries Inc.	44,459	835,829
Whirlpool Corp.(b)	125,768	5,352,686

		6,188,515
HOUSEHOLD PRODUCTS & WARES—0.83%
Avery Dennison Corp.	156,147	4,009,855
Clorox Co. (The)	26,764	1,494,234
Fortune Brands Inc.	255,874	8,889,063
Jarden Corp.(a)(b)	149,642	2,805,788

		17,198,940
HOUSEWARES—0.20%
Newell Rubbermaid Inc.	396,291	4,125,389

		4,125,389
INSURANCE—9.85%
Alleghany Corp.(a)	8,916	2,416,236
Allied World Assurance Holdings Ltd.	84,499	3,450,094
American Financial Group Inc.	146,477	3,160,974
American International Group Inc.	2,558,982	2,968,419
American National Insurance Co.	27,220	2,057,288
Aon Corp.	471,554	17,857,750
Arch Capital Group Ltd.(a)	89,131	5,221,294
Arthur J. Gallagher & Co.	12,461	265,918
Aspen Insurance Holdings Ltd.	141,250	3,155,525
Assurant Inc.	200,607	4,832,623
Axis Capital Holdings Ltd.	173,934	4,553,592
Brown & Brown Inc.	52,648	1,049,275
CIGNA Corp.	434,482	10,466,671
Cincinnati Financial Corp.	246,464	5,508,470
CNA Financial Corp.(b)	24,661	381,506
Endurance Specialty Holdings Ltd.	55,755	1,633,622
Erie Indemnity Co. Class A	15,178	542,765
Everest Re Group Ltd.	104,847	7,503,900
Fidelity National Financial Inc. Class A	341,228	4,616,815
First American Corp.	158,433	4,104,999
Genworth Financial Inc. Class A	423,599	2,960,957
Hanover Insurance Group Inc. (The)	80,492	3,067,550
Hartford Financial Services Group Inc. (The)	554,377	6,580,455

HCC Insurance Holdings Inc.	191,137	4,589,199
Lincoln National Corp.	301,459	5,188,109
Markel Corp.(a)	16,714	4,708,334
Marsh & McLennan Companies Inc.	823,406	16,575,163
MBIA Inc.(a)(b)	224,481	972,003
Mercury General Corp.	45,993	1,537,546
Odyssey Re Holdings Corp.	22,726	908,585
Old Republic International Corp.	409,777	4,036,304
OneBeacon Insurance Group Ltd.	40,817	477,151
PartnerRe Ltd.	96,387	6,260,336
Progressive Corp. (The)(a)	1,041,808	15,741,719
Protective Life Corp.	127,855	1,462,661
Reinsurance Group of America Inc.(b)	114,289	3,989,829
RenaissanceRe Holdings Ltd.	106,170	4,941,152
StanCorp Financial Group Inc.	83,714	2,400,918
Torchmark Corp.	140,940	5,220,418
Transatlantic Holdings Inc.	46,453	2,012,808
Unitrin Inc.	72,143	867,159
Unum Group	564,349	8,950,575
Validus Holdings Ltd.	44,772	984,089
W.R. Berkley Corp.	153,836	3,302,859
Wesco Financial Corp.	2,296	668,136
White Mountains Insurance Group Ltd.	13,311	3,047,021
XL Capital Ltd. Class A	582,768	6,678,521

		203,877,293
INTERNET—0.35%
Expedia Inc.(a)	28,144	425,256
IAC/InterActiveCorp.(a)	104,279	1,673,678
Liberty Media Corp. - Liberty Interactive Group Series A(a)	1,019,424	5,107,314

		7,206,248
IRON & STEEL—1.63%
AK Steel Holding Corp.	186,153	3,572,276
Allegheny Technologies Inc.	166,973	5,832,367
Carpenter Technology Corp.	75,028	1,561,333
Cliffs Natural Resources Inc.	201,700	4,935,599
Reliance Steel & Aluminum Co.	107,196	4,115,254
Schnitzer Steel Industries Inc. Class A	7,684	406,176
Steel Dynamics Inc.	310,358	4,571,573
United States Steel Corp.	244,140	8,725,564

		33,720,142
LEISURE TIME—0.41%
Harley-Davidson Inc.	399,389	6,474,096
Royal Caribbean Cruises Ltd.	153,989	2,085,011

		8,559,107
LODGING—1.05%
Boyd Gaming Corp.(a)(b)	93,833	797,581
Choice Hotels International Inc.(b)	34,879	928,130
Las Vegas Sands Corp.(a)	123,847	973,437
Marriott International Inc. Class A	268,138	5,917,806
MGM MIRAGE(a)	179,104	1,144,475
Starwood Hotels & Resorts Worldwide Inc.	266,147	5,908,463
Wyndham Worldwide Corp.	169,273	2,051,589
Wynn Resorts Ltd.(a)	114,039	4,025,577

		21,747,058
MACHINERY—1.53%
AGCO Corp.(a)	157,462	4,577,420
Bucyrus International Inc.	99,202	2,833,209
Cummins Inc.	230,351	8,110,659
Gardner Denver Inc.(a)	88,451	2,226,312
Graco Inc.	55,490	1,221,890
IDEX Corp.	56,359	1,384,741

Joy Global Inc.	21,410	764,765
Manitowoc Co. Inc. (The)	222,030	1,167,878
Rockwell Automation Inc.	217,450	6,984,494
Terex Corp.(a)	179,535	2,166,987
Zebra Technologies Corp. Class A(a)	9,205	217,790

		31,656,145
MANUFACTURING—3.49%
AptarGroup Inc.	115,385	3,896,551
Carlisle Companies Inc.	76,073	1,828,795
Cooper Industries Ltd. Class A	213,827	6,639,328
Crane Co.	40,792	910,070
Dover Corp.	92,521	3,061,520
Eaton Corp.	282,098	12,584,392
Harsco Corp.	36,922	1,044,893
ITT Corp.	279,343	12,430,764
Leggett & Platt Inc.	100,938	1,537,286
Parker Hannifin Corp.	273,441	11,747,025
Pentair Inc.	120,878	3,096,894
Roper Industries Inc.	21,903	992,425
SPX Corp.	83,480	4,088,016
Teleflex Inc.	38,941	1,745,725
Textron Inc.	492,675	4,759,241
Trinity Industries Inc.	133,884	1,823,500

		72,186,425
MEDIA—1.96%
Cablevision Systems Corp. Class A	399,593	7,756,100
CBS Corp. Class B	1,034,810	7,160,885
Central European Media Enterprises Ltd. Class A(a)	58,502	1,151,904
Discovery Communications Inc. Class C(a)	33,547	688,720
Dish Network Corp. Class A(a)	342,437	5,550,904
Gannett Co. Inc.	401,086	1,431,877
Liberty Global Inc. Series A(a)	453,330	7,203,414
Liberty Media Corp. - Liberty Capital Group Series A(a)	136,736	1,854,140
Meredith Corp.(b)	57,730	1,475,002
New York Times Co. (The) Class A(b)	164,685	907,414
Scripps Networks Interactive Inc. Class A	60,545	1,684,967
Washington Post Co. (The) Class B	10,477	3,689,790

		40,555,117
METAL FABRICATE & HARDWARE—0.28%
Commercial Metals Co.	191,680	3,072,630
Timken Co. (The)	164,895	2,816,407

		5,889,037
MINING—0.61%
Compass Minerals International Inc.	25,744	1,413,603
Royal Gold Inc.	43,799	1,826,418
Titanium Metals Corp.	144,978	1,332,348
Vulcan Materials Co.	188,750	8,135,125

		12,707,494
OFFICE & BUSINESS EQUIPMENT—0.83%
Pitney Bowes Inc.	351,590	7,710,369
Xerox Corp.	1,473,213	9,546,420

		17,256,789
OIL & GAS—6.28%
Atwood Oceanics Inc.(a)	13,908	346,448
Cabot Oil & Gas Corp.	176,541	5,409,216
Cimarex Energy Co.	142,086	4,026,717
Comstock Resources Inc.(a)	72,807	2,406,271
Concho Resources Inc.(a)	129,730	3,721,954
Continental Resources Inc.(a)	27,089	751,720
Denbury Resources Inc.(a)	423,926	6,244,430

Encore Acquisition Co.(a)	89,895	2,773,261
ENSCO International Inc.	173,205	6,039,658
EXCO Resources Inc.(a)	27,709	358,000
Forest Oil Corp.(a)	120,027	1,790,803
Frontier Oil Corp.	38,174	500,461
Helmerich & Payne Inc.	123,578	3,814,853
Mariner Energy Inc.(a)	16,546	194,416
Murphy Oil Corp.	325,008	17,654,435
Nabors Industries Ltd.(a)	482,159	7,512,037
Newfield Exploration Co.(a)	226,214	7,390,411
Noble Energy Inc.	295,302	17,413,959
Patterson-UTI Energy Inc.	223,386	2,872,744
Pioneer Natural Resources Co.	194,178	4,951,539
Plains Exploration & Production Co.(a)	93,898	2,569,049
Pride International Inc.(a)	157,607	3,949,631
Range Resources Corp.	227,488	9,420,278
Rowan Companies Inc.	158,723	3,066,528
SandRidge Energy Inc.(a)	211,622	1,803,019
St. Mary Land & Exploration Co.	80,136	1,672,438
Sunoco Inc.	199,138	4,620,002
Tesoro Corp.	139,770	1,779,272
Unit Corp.(a)	69,552	1,917,549
Whiting Petroleum Corp.(a)	86,600	3,044,856

		130,015,955
OIL & GAS SERVICES—1.17%
BJ Services Co.	497,567	6,781,838
Exterran Holdings Inc.(a)	57,124	916,269
Helix Energy Solutions Group Inc.(a)	167,581	1,821,605
Oil States International Inc.(a)	84,446	2,044,438
SEACOR Holdings Inc.(a)	34,395	2,587,880
Smith International Inc.	151,298	3,895,924
Superior Energy Services Inc.(a)	133,120	2,298,982
Tidewater Inc.	88,064	3,775,304

		24,122,240
PACKAGING & CONTAINERS—1.13%
Ball Corp.	56,041	2,530,812
Bemis Co. Inc.	170,671	4,300,909
Greif Inc. Class A	56,596	2,502,675
Owens-Illinois Inc.(a)	53,037	1,485,566
Packaging Corp. of America	157,277	2,547,887
Pactiv Corp.(a)	40,687	882,908
Sealed Air Corp.	270,207	4,985,319
Sonoco Products Co.	170,465	4,082,637

		23,318,713
PHARMACEUTICALS—1.67%
AmerisourceBergen Corp.	63,787	1,131,581
Endo Pharmaceuticals Holdings Inc.(a)	199,566	3,576,223
Forest Laboratories Inc.(a)	513,812	12,901,819
King Pharmaceuticals Inc.(a)	422,164	4,065,439
Mead Johnson Nutrition Co. Class A(a)	29,365	932,926
Mylan Inc.(a)(b)	148,098	1,932,679
NBTY Inc.(a)	28,228	793,771
Omnicare Inc.	116,631	3,004,415
Warner Chilcott Ltd. Class A(a)	10,380	136,497
Watson Pharmaceuticals Inc.(a)	179,566	6,049,579

		34,524,929
PIPELINES—2.19%
El Paso Corp.	862,214	7,958,235
National Fuel Gas Co.	120,569	4,350,130
ONEOK Inc.	178,987	5,278,327
Questar Corp.	296,501	9,209,321
Spectra Energy Corp.	1,098,747	18,590,799

		45,386,812

REAL ESTATE—0.15%
Forest City Enterprises Inc. Class A	186,747	1,232,530
Jones Lang LaSalle Inc.	58,905	1,927,961

		3,160,491
REAL ESTATE INVESTMENT TRUSTS—7.98%
Alexandria Real Estate Equities Inc.(b)	52,719	1,886,813
AMB Property Corp.	249,096	4,685,496
Annaly Capital Management Inc.	927,315	14,039,549
Apartment Investment and Management Co. Class A	199,465	1,765,265
AvalonBay Communities Inc.(b)	136,114	7,614,217
Boston Properties Inc.	208,776	9,958,615
Brandywine Realty Trust	218,993	1,631,498
BRE Properties Inc. Class A	87,289	2,073,987
Camden Property Trust	113,576	3,134,698
CapitalSource Inc.	325,709	1,589,460
Chimera Investment Corp.	1,141,873	3,985,137
Corporate Office Properties Trust	97,738	2,866,656
Douglas Emmett Inc.	208,811	1,877,211
Duke Realty Corp.	381,305	3,344,045
Equity Residential	466,496	10,370,206
Essex Property Trust Inc.	46,763	2,910,061
Federal Realty Investment Trust(b)	87,603	4,513,307
HCP Inc.	286,918	6,079,792
Health Care REIT Inc.(b)	94,088	3,208,401
Hospitality Properties Trust	160,042	1,902,899
Host Hotels & Resorts Inc.	1,025,891	8,607,225
HRPT Properties Trust	381,055	1,547,083
Kimco Realty Corp.	641,117	6,443,226
Liberty Property Trust	179,835	4,143,398
Macerich Co. (The)	134,767	2,373,247
Mack-Cali Realty Corp.	134,229	3,060,421
Nationwide Health Properties Inc.	43,497	1,119,613
ProLogis(b)	754,019	6,077,393
Realty Income Corp.	177,711	3,895,425
Regency Centers Corp.	136,328	4,759,210
Senior Housing Properties Trust	205,184	3,348,603
SL Green Realty Corp.(b)	130,848	3,001,653
Taubman Centers Inc.	90,493	2,430,642
UDR Inc.	257,201	2,656,886
Ventas Inc.	266,613	7,961,064
Vornado Realty Trust(b)	259,764	11,697,173
Weingarten Realty Investors	177,871	2,580,908

		165,140,483
RETAIL—2.58%
Abercrombie & Fitch Co. Class A	75,258	1,910,801
AutoNation Inc.(a)(b)	111,981	1,942,870
Barnes & Noble Inc.(b)	50,170	1,035,007
Big Lots Inc.(a)	125,035	2,629,486
BJ’s Wholesale Club Inc.(a)	76,872	2,477,585
CarMax Inc.(a)	108,898	1,600,801
Chico’s FAS Inc.(a)	18,705	182,000
Foot Locker Inc.	147,986	1,549,413
GameStop Corp. Class A(a)	33,920	746,579
J.C. Penney Co. Inc.	378,913	10,878,592
Limited Brands Inc.	147,707	1,768,053
Macy’s Inc.	716,514	8,426,205
Office Depot Inc.(a)	382,803	1,745,582
Penske Automotive Group Inc.	41,350	688,064
RadioShack Corp.	185,238	2,585,922
Rite Aid Corp.(a)	995,914	1,503,830
Sears Holdings Corp.(a)(b)	84,799	5,640,829
Signet Jewelers Ltd.	145,740	3,034,307

Tiffany & Co.	17,731	449,658
Wendy’s/Arby’s Group Inc. Class A	373,266	1,493,064
Williams-Sonoma Inc.	95,879	1,138,084

		53,426,732
SAVINGS & LOANS—1.26%
First Niagara Financial Group Inc.	255,096	2,913,196
Hudson City Bancorp Inc.	354,618	4,712,873
New York Community Bancorp Inc.	588,648	6,292,647
People’s United Financial Inc.	588,220	8,846,829
TFS Financial Corp.	124,859	1,326,003
Washington Federal Inc.	151,129	1,964,677

		26,056,225
SEMICONDUCTORS—1.71%
Advanced Micro Devices Inc.(a)	450,065	1,741,751
Atmel Corp.(a)	767,918	2,864,334
Cypress Semiconductor Corp.(a)	22,209	204,323
Fairchild Semiconductor International Inc.(a)	210,956	1,474,582
Integrated Device Technology Inc.(a)	221,587	1,338,385
International Rectifier Corp.(a)	67,973	1,006,680
Intersil Corp. Class A	104,738	1,316,557
KLA-Tencor Corp.	289,398	7,307,300
LSI Corp.(a)	1,105,360	5,040,442
Marvell Technology Group Ltd.(a)	87,717	1,021,026
Maxim Integrated Products Inc.	83,579	1,311,355
Microchip Technology Inc.	27,407	618,028
Micron Technology Inc.(a)	1,188,645	6,014,544
Novellus Systems Inc.(a)	65,713	1,097,407
PMC-Sierra Inc.(a)	379,404	3,020,056

		35,376,770
SOFTWARE—0.94%
Autodesk Inc.(a)	125,529	2,382,540
Broadridge Financial Solutions Inc.	90,563	1,501,535
CA Inc.	152,550	2,658,947
Compuware Corp.(a)	412,172	2,827,500
Fidelity National Information Services Inc.	203,315	4,058,167
IMS Health Inc.	239,350	3,039,745
Novell Inc.(a)	319,761	1,448,517
Nuance Communications Inc.(a)	33,660	406,949
Total System Services Inc.	76,917	1,029,919

		19,353,819
TELECOMMUNICATIONS—3.78%
Amdocs Ltd.(a)	282,882	6,067,819
CenturyTel Inc.	171,741	5,272,449
Ciena Corp.(a)	137,618	1,424,346
Clearwire Corp. Class A(a)	109,700	606,641
CommScope Inc.(a)	141,522	3,716,368
Crown Castle International Corp.(a)	317,608	7,628,944
EchoStar Corp. Class A(a)	64,585	1,029,485
Embarq Corp.	246,760	10,378,726
Frontier Communications Corp.	300,641	2,146,577
Harris Corp.	48,937	1,387,853
JDS Uniphase Corp.(a)	173,023	989,692
Leap Wireless International Inc.(a)	23,303	767,368
Level 3 Communications Inc.(a)	2,772,181	4,185,993
NII Holdings Inc.(a)	267,446	5,100,195
Qwest Communications International Inc.	2,508,411	10,409,906
Telephone and Data Systems Inc.	154,565	4,374,190
Tellabs Inc.(a)	674,215	3,863,252
United States Cellular Corp.(a)	26,496	1,018,771
Virgin Media Inc.	491,375	4,594,356
Windstream Corp.	398,784	3,333,834

		78,296,765

TEXTILES—0.37%
Cintas Corp.	183,538	4,192,008
Mohawk Industries Inc.(a)	94,687	3,378,432

		7,570,440
TOYS, GAMES & HOBBIES—0.21%
Hasbro Inc.	86,139	2,088,009
Mattel Inc.	136,812	2,195,833

		4,283,842
TRANSPORTATION—0.69%
Alexander & Baldwin Inc.	69,881	1,638,011
Con-way Inc.	52,774	1,863,450
Frontline Ltd.	87,804	2,138,905
Kansas City Southern Industries Inc.(a)	85,007	1,369,463
Kirby Corp.(a)	72,738	2,312,341
Overseas Shipholding Group Inc.	39,896	1,358,060
Ryder System Inc.	95,200	2,657,984
Teekay Corp.	40,167	844,712
UTi Worldwide Inc.(a)	13,125	149,625

		14,332,551
TRUCKING & LEASING—0.06%
GATX Corp.	45,753	1,176,767

		1,176,767
WATER—0.29%
American Water Works Co. Inc.	93,480	1,786,403
Aqua America Inc.	230,702	4,129,566

		5,915,969

TOTAL COMMON STOCKS
(Cost: $3,062,642,902)		2,059,660,626

Security	Shares	Value

SHORT-TERM INVESTMENTS—4.20%

MONEY MARKET FUNDS—4.20%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40%(c)(d)(e)	70,324,219	70,324,219
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32%(c)(d)(e)	12,266,922	12,266,922
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%(c)(d)	4,185,689	4,185,689

		86,776,830

TOTAL SHORT-TERM INVESTMENTS
(Cost: $86,776,830)		86,776,830

TOTAL INVESTMENTS IN SECURITIES—103.75%
(Cost: $3,149,419,732)		2,146,437,456
Other Assets, Less Liabilities—(3.75)%		(77,546,323)

NET ASSETS—100.00%		$2,068,891,133

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 100 INDEX FUND

June 30, 2009

Security	Shares	Value

COMMON STOCKS—99.80%

AEROSPACE & DEFENSE—2.79%
Boeing Co. (The)	303,509	$12,899,132
General Dynamics Corp.	160,892	8,911,808
Lockheed Martin Corp.	136,550	11,012,757
Raytheon Co.	164,721	7,318,554
United Technologies Corp.	393,684	20,455,821

		60,598,072
AGRICULTURE—3.08%
Altria Group Inc.	864,158	14,163,550
Monsanto Co.	228,104	16,957,251
Philip Morris International Inc.	819,827	35,760,854

		66,881,655
APPAREL—0.39%
Nike Inc. Class B(a)	161,751	8,375,467

		8,375,467
AUTO MANUFACTURERS—0.38%
Ford Motor Co.(b)	1,343,725	8,156,411

		8,156,411
BANKS—5.65%
Bank of America Corp.	3,379,997	44,615,960
Bank of New York Mellon Corp. (The)	499,600	14,643,276
Regions Financial Corp.(a)	485,322	1,960,701
U.S. Bancorp	793,131	14,212,907
Wells Fargo & Co.	1,945,927	47,208,189

		122,641,033
BEVERAGES—3.49%
Coca-Cola Co. (The)	832,090	39,931,999
PepsiCo Inc.	650,663	35,760,438

		75,692,437
BIOTECHNOLOGY—1.03%
Amgen Inc.(b)	423,090	22,398,385

		22,398,385
CHEMICALS—0.78%
Dow Chemical Co. (The)	449,063	7,247,877
E.I. du Pont de Nemours and Co.	377,435	9,669,885

		16,917,762
COMPUTERS—7.85%
Apple Inc.(b)	372,835	53,102,889
Dell Inc.(b)	726,809	9,979,088

EMC Corp.(b)	841,284	11,020,820
Hewlett-Packard Co.	997,321	38,546,457
International Business Machines Corp.	552,248	57,665,736

		170,314,990
COSMETICS & PERSONAL CARE—3.76%
Avon Products Inc.	177,653	4,579,894
Colgate-Palmolive Co.	208,793	14,770,017
Procter & Gamble Co. (The)	1,218,161	62,248,027

		81,597,938
DIVERSIFIED FINANCIAL SERVICES—5.91%
American Express Co.	496,286	11,533,687
Capital One Financial Corp.	188,993	4,135,167
Citigroup Inc.(a)	2,308,576	6,856,471
Goldman Sachs Group Inc. (The)	210,381	31,018,575
JPMorgan Chase & Co.	1,630,435	55,614,138
Morgan Stanley	564,941	16,106,468
NYSE Euronext Inc.	109,094	2,972,811

		128,237,317
ELECTRIC—1.68%
American Electric Power Co. Inc.	198,628	5,738,363
Entergy Corp.	81,780	6,339,586
Exelon Corp.	275,325	14,099,393
Southern Co.	327,032	10,190,317

		36,367,659
FOOD—1.18%
Campbell Soup Co.	83,793	2,465,190
H.J. Heinz Co.	131,522	4,695,335
Kraft Foods Inc. Class A	615,487	15,596,441
Sara Lee Corp.	288,102	2,811,876

		25,568,842
FOREST PRODUCTS & PAPER—0.12%
Weyerhaeuser Co.	88,215	2,684,382

		2,684,382
HEALTH CARE - PRODUCTS—4.38%
Baxter International Inc.	252,853	13,391,095
Johnson & Johnson	1,151,636	65,412,925
Medtronic Inc.	467,324	16,304,934

		95,108,954
HEALTH CARE - SERVICES—0.57%
UnitedHealth Group Inc.	497,150	12,418,807

		12,418,807
INSURANCE—0.72%
Allstate Corp. (The)	223,254	5,447,398
MetLife Inc.	341,818	10,257,958

		15,705,356
INTERNET—2.47%
Amazon.com Inc.(b)	134,519	11,253,860
Google Inc. Class A(b)	100,325	42,296,017

		53,549,877

MACHINERY—0.38%
Caterpillar Inc.	251,142	8,297,732

		8,297,732
MANUFACTURING—3.65%
General Electric Co.	4,425,708	51,869,298
Honeywell International Inc.	310,906	9,762,448
3M Co.	290,201	17,441,080

		79,072,826
MEDIA—2.22%
Comcast Corp. Class A	1,205,069	17,461,450
Time Warner Inc.	500,044	12,596,108
Walt Disney Co. (The)	775,990	18,103,847

		48,161,405
MINING—0.20%
Alcoa Inc.	409,309	4,228,162

		4,228,162
OFFICE & BUSINESS EQUIPMENT—0.11%
Xerox Corp.	360,372	2,335,211

		2,335,211
OIL & GAS—11.83%
Chevron Corp.	837,828	55,506,105
ConocoPhillips	619,207	26,043,846
Devon Energy Corp.	185,525	10,111,112
Exxon Mobil Corp.	2,039,402	142,574,594
Occidental Petroleum Corp.	338,771	22,294,519

		256,530,176
OIL & GAS SERVICES—2.09%
Baker Hughes Inc.	129,725	4,727,179
Halliburton Co.	374,186	7,745,650
National Oilwell Varco Inc.(b)	174,882	5,711,646
Schlumberger Ltd.	500,022	27,056,190

		45,240,665
PHARMACEUTICALS—8.03%
Abbott Laboratories	645,886	30,382,477
Bristol-Myers Squibb Co.	827,898	16,814,608
Gilead Sciences Inc.(b)	378,803	17,743,132
Merck & Co. Inc.	881,300	24,641,148
Pfizer Inc.	2,820,192	42,302,880
Schering-Plough Corp.	680,546	17,095,315
Wyeth	557,335	25,297,436

		174,276,996
PIPELINES—0.18%
Williams Companies Inc. (The)	243,088	3,794,604

		3,794,604
RETAIL—7.04%
Costco Wholesale Corp.	181,904	8,313,013
CVS Caremark Corp.	608,440	19,390,983
Home Depot Inc. (The)	708,951	16,752,512
Lowe’s Companies Inc.	617,103	11,977,969
McDonald’s Corp.	461,108	26,509,099
Target Corp.	314,399	12,409,329
Walgreen Co.	414,480	12,185,712

Wal-Mart Stores Inc.	932,682	45,179,116

		152,717,733
SEMICONDUCTORS—2.30%
Intel Corp.	2,334,135	38,629,934
Texas Instruments Inc.	532,222	11,336,329

		49,966,263
SOFTWARE—5.30%
MasterCard Inc. Class A	30,280	5,066,147
Microsoft Corp.	3,198,778	76,034,953
Oracle Corp.	1,582,898	33,905,675

		115,006,775
TELECOMMUNICATIONS—8.28%
AT&T Inc.	2,465,818	61,250,919
Cisco Systems Inc.(b)	2,410,616	44,933,882
QUALCOMM Inc.	691,702	31,264,930
Sprint Nextel Corp.(b)	1,200,851	5,776,093
Verizon Communications Inc.	1,187,156	36,481,304

		179,707,128
TRANSPORTATION—1.96%
Burlington Northern Santa Fe Corp.	116,631	8,577,044
FedEx Corp.	130,540	7,260,635
Norfolk Southern Corp.	153,928	5,798,468
United Parcel Service Inc. Class B	415,835	20,787,592

		42,423,739

TOTAL COMMON STOCKS
(Cost: $3,325,847,938)		2,164,974,759

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.48%

MONEY MARKET FUNDS—0.48%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40%(c)(d)(e)	7,628,833	7,628,833
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32%(c)(d)(e)	1,330,727	1,330,727
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%(c)(d)	1,465,432	1,465,432

		10,424,992

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,424,992)		10,424,992

TOTAL INVESTMENTS IN SECURITIES—100.28%
(Cost: $3,336,272,930)		2,175,399,751
Other Assets, Less Liabilities—(0.28)%		(6,083,184)

NET ASSETS—100.00%		$2,169,316,567

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 1500 INDEX FUND

June 30, 2009

Security	Shares	Value

COMMON STOCKS—99.87%

ADVERTISING—0.16%
Harte-Hanks Inc.	1,297	$11,997
Interpublic Group of Companies Inc. (The)(a)	13,396	67,650
inVentiv Health Inc.(a)	1,047	14,166
Lamar Advertising Co. Class A(a)(b)	2,189	33,426
Omnicom Group Inc.	8,951	282,673

		409,912
AEROSPACE & DEFENSE—2.11%
AAR Corp.(a)	1,054	16,917
AeroVironment Inc.(a)	442	13,640
Alliant Techsystems Inc.(a)	924	76,101
BE Aerospace Inc.(a)	2,800	40,208
Boeing Co. (The)	20,868	886,890
Curtiss-Wright Corp.	1,290	38,352
Esterline Technologies Corp.(a)	904	24,471
GenCorp Inc.(a)	1,684	3,216
General Dynamics Corp.	11,065	612,890
Goodrich Corp.	3,534	176,594
Kaman Corp.	760	12,692
L-3 Communications Holdings Inc.	3,365	233,464
Lockheed Martin Corp.	9,387	757,062
Moog Inc. Class A(a)	1,176	30,353
Northrop Grumman Corp.	9,337	426,514
Orbital Sciences Corp.(a)	1,483	22,497
Raytheon Co.	11,297	501,926
Rockwell Collins Inc.	4,514	188,369
Teledyne Technologies Inc.(a)	1,010	33,077
Triumph Group Inc.	492	19,680
United Technologies Corp.	27,068	1,406,453

		5,521,366
AGRICULTURE—2.16%
Alliance One International Inc.(a)	2,505	9,519
Altria Group Inc.	59,412	973,763
Andersons Inc. (The)	528	15,808
Archer-Daniels-Midland Co.	18,394	492,407
Lorillard Inc.	4,847	328,481
Monsanto Co.	15,683	1,165,874
Philip Morris International Inc.	56,476	2,463,483
Reynolds American Inc.	4,869	188,041
Universal Corp.	781	25,859

		5,663,235

AIRLINES—0.09%
AirTran Holdings Inc.(a)	3,280	20,303
Alaska Air Group Inc.(a)	1,122	20,488
JetBlue Airways Corp.(a)(b)	6,294	26,875
SkyWest Inc.	1,510	15,402
Southwest Airlines Co.	21,222	142,824

		225,892
APPAREL—0.56%
Carter’s Inc.(a)	1,616	39,770
Coach Inc.	9,205	247,430
Crocs Inc.(a)(b)	2,402	8,167
Deckers Outdoor Corp.(a)	390	27,405
Guess? Inc.	1,775	45,759
Gymboree Corp.(a)	781	27,710
Hanesbrands Inc.(a)	2,787	41,833
Iconix Brand Group Inc.(a)	2,026	31,160
K-Swiss Inc. Class A	791	6,723
Liz Claiborne Inc.	2,435	7,013
Maidenform Brands Inc.(a)	606	6,951
Nike Inc. Class B	11,134	576,519
Oxford Industries Inc.	478	5,569
Perry Ellis International Inc.(a)	362	2,635
Phillips-Van Heusen Corp.	1,552	44,527
Polo Ralph Lauren Corp.	1,661	88,930
Quiksilver Inc.(a)	3,527	6,525
SKECHERS U.S.A. Inc. Class A(a)	1,098	10,727
Timberland Co. Class A(a)	1,487	19,732
True Religion Apparel Inc.(a)(b)	484	10,793
VF Corp.	2,566	142,028
Volcom Inc.(a)	363	4,537
Warnaco Group Inc. (The)(a)	1,254	40,630
Wolverine World Wide Inc.	1,394	30,752

		1,473,825
AUTO MANUFACTURERS—0.36%
Ford Motor Co.(a)	92,811	563,363
Oshkosh Corp.	2,303	33,486
PACCAR Inc.	10,409	338,397
Wabash National Corp.	915	640

		935,886
AUTO PARTS & EQUIPMENT—0.23%
ATC Technology Corp.(a)	512	7,424
BorgWarner Inc.	3,420	116,793
Goodyear Tire & Rubber Co. (The)(a)	7,100	79,946
Johnson Controls Inc.	17,006	369,370
Spartan Motors Inc.	1,002	11,353
Standard Motor Products Inc.	354	2,928
Superior Industries International Inc.	758	10,688

		598,502
BANKS—4.85%
Associated Banc-Corp.	3,572	44,650
BancorpSouth Inc.	2,071	42,518
Bank Mutual Corp.	1,599	13,943
Bank of America Corp.	232,758	3,072,406
Bank of Hawaii Corp.	1,395	49,983
Bank of New York Mellon Corp. (The)	34,448	1,009,671
Bank of the Ozarks Inc.	357	7,722
BB&T Corp.	18,651	409,949

Boston Private Financial Holdings Inc.	1,866	8,360
Cascade Bancorp(b)	802	1,131
Cathay General Bancorp(b)	1,518	14,436
Central Pacific Financial Corp.	895	3,356
City National Corp.	1,184	43,607
Columbia Banking System Inc.	528	5,401
Comerica Inc.	4,295	90,839
Commerce Bancshares Inc.	1,951	62,100
Community Bank System Inc.	916	13,337
Cullen/Frost Bankers Inc.	1,758	81,079
Discover Financial Services	13,934	143,102
East West Bancorp Inc.	1,766	11,461
Fifth Third Bancorp	21,005	149,135
First BanCorp (Puerto Rico)	1,984	7,837
First Commonwealth Financial Corp.	2,040	12,934
First Financial Bancorp	924	6,948
First Financial Bankshares Inc.	626	31,525
First Horizon National Corp.(a)	6,360	76,320
First Midwest Bancorp Inc.	1,417	10,358
FirstMerit Corp.	2,322	39,428
Frontier Financial Corp.(b)	1,553	1,879
Fulton Financial Corp.	4,962	25,852
Glacier Bancorp Inc.(b)	1,849	27,310
Hancock Holding Co.	734	23,848
Hanmi Financial Corp.	1,181	2,067
Home Bancshares Inc.	381	7,254
Huntington Bancshares Inc.	15,498	64,782
Independent Bank Corp. (Massachusetts)	696	13,711
Independent Bank Corp. (Michigan)	625	825
International Bancshares Corp.	1,466	15,114
KeyCorp	20,143	105,549
M&T Bank Corp.(b)	2,328	118,565
Marshall & Ilsley Corp.	10,039	48,187
Nara Bancorp Inc.	668	3,460
National Penn Bancshares Inc.	2,416	11,138
NBT Bancorp Inc.	944	20,494
Northern Trust Corp.	6,919	371,412
Old National Bancorp	2,026	19,895
PacWest Bancorp	777	10,225
Pinnacle Financial Partners Inc.(a)	1,073	14,292
PNC Financial Services Group Inc. (The)	13,246	514,077
PrivateBancorp Inc.(b)	1,053	23,419
Prosperity Bancshares Inc.	1,255	37,437
Regions Financial Corp.	33,254	134,346
S&T Bancorp Inc.	674	8,196
Signature Bank(a)	1,096	29,724
Simmons First National Corp. Class A	357	9,539
South Financial Group Inc. (The)	6,210	7,390
State Street Corp.	14,237	671,986
Sterling Bancorp	530	4,425
Sterling Bancshares Inc.	2,035	12,882
Sterling Financial Corp.	1,427	4,153
SunTrust Banks Inc.	13,396	220,364
Susquehanna Bancshares Inc.	2,403	11,751
SVB Financial Group(a)(b)	892	24,280
Synovus Financial Corp.	7,866	23,519
TCF Financial Corp.	3,265	43,653
Tompkins Financial Corp.	195	9,350
TrustCo Bank Corp. NY	2,289	13,528

Trustmark Corp.	1,413	27,299
U.S. Bancorp	54,515	976,909
UCBH Holdings Inc.	2,828	3,563
UMB Financial Corp.	889	33,791
Umpqua Holdings Corp.(b)	1,899	14,736
United Bancshares Inc.	1,121	21,904
United Community Banks Inc.(a)(b)	1,083	6,487
Valley National Bancorp(b)	4,095	47,911
Webster Financial Corp.	1,637	13,178
Wells Fargo & Co.	133,986	3,250,500
Westamerica Bancorporation(b)	803	39,837
Whitney Holding Corp.	1,928	17,660
Wilmington Trust Corp.	1,948	26,610
Wilshire Bancorp Inc.	397	2,283
Wintrust Financial Corp.	751	12,076
Zions Bancorporation(b)	3,326	38,449

		12,706,607
BEVERAGES—2.37%
Boston Beer Co. Inc. Class A(a)	280	8,285
Brown-Forman Corp. Class B	2,805	120,559
Coca-Cola Co. (The)	57,308	2,750,211
Coca-Cola Enterprises Inc.	9,050	150,682
Constellation Brands Inc. Class A(a)	5,739	72,771
Dr Pepper Snapple Group Inc.(a)	7,270	154,051
Green Mountain Coffee Roasters Inc.(a)(b)	777	45,936
Hansen Natural Corp.(a)	2,044	62,996
Molson Coors Brewing Co. Class B	4,327	183,162
Peet’s Coffee & Tea Inc.(a)	251	6,325
Pepsi Bottling Group Inc.	3,969	134,311
PepsiAmericas Inc.	1,678	44,987
PepsiCo Inc.	44,823	2,463,472

		6,197,748
BIOTECHNOLOGY—1.42%
Affymetrix Inc.(a)	2,031	12,044
Amgen Inc.(a)	29,089	1,539,972
ArQule Inc.(a)	1,010	6,201
Biogen Idec Inc.(a)	8,262	373,029
Bio-Rad Laboratories Inc. Class A(a)	539	40,684
Cambrex Corp.(a)	781	3,218
Celgene Corp.(a)	13,268	634,741
Charles River Laboratories International Inc.(a)	1,933	65,239
CryoLife Inc.(a)	664	3,679
Enzo Biochem Inc.(a)	786	3,482
Genzyme Corp.(a)	7,736	430,663
Integra LifeSciences Holdings Corp.(a)	535	14,183
Life Technologies Corp.(a)	5,064	211,270
Martek Biosciences Corp.	990	20,938
Millipore Corp.(a)	1,630	114,442
Regeneron Pharmaceuticals Inc.(a)	1,817	32,561
Savient Pharmaceuticals Inc.(a)	1,677	23,243
Vertex Pharmaceuticals Inc.(a)	5,013	178,663

		3,708,252
BUILDING MATERIALS—0.14%
Apogee Enterprises Inc.	914	11,242
Drew Industries Inc.(a)	482	5,866
Eagle Materials Inc.	1,240	31,298

Lennox International Inc.	1,416	45,468
Martin Marietta Materials Inc.	1,283	101,203
Masco Corp.	10,282	98,502
NCI Building Systems Inc.(a)(b)	629	1,661
Quanex Building Products Corp.	1,149	12,892
Simpson Manufacturing Co. Inc.(b)	1,053	22,766
Texas Industries Inc.(b)	795	24,931
Universal Forest Products Inc.	528	17,472

		373,301
CHEMICALS—1.54%
A. Schulman Inc.	610	9,217
Air Products and Chemicals Inc.	6,009	388,121
Airgas Inc.	2,317	93,908
Albemarle Corp.	2,540	64,948
American Vanguard Corp.	579	6,543
Arch Chemicals Inc.	760	18,688
Ashland Inc.	1,906	53,463
Balchem Corp.	527	12,922
Cabot Corp.	1,817	22,858
CF Industries Holdings Inc.	1,374	101,868
Cytec Industries Inc.	1,406	26,180
Dow Chemical Co. (The)	31,031	500,840
E.I. du Pont de Nemours and Co.	25,898	663,507
Eastman Chemical Co.	2,149	81,447
Ecolab Inc.	4,802	187,230
FMC Corp.	2,061	97,485
H.B. Fuller Co.	1,404	26,353
International Flavors & Fragrances Inc.	2,247	73,522
Lubrizol Corp.	1,932	91,403
Minerals Technologies Inc.	494	17,794
NewMarket Corp.	388	26,124
Olin Corp.	2,117	25,171
OM Group Inc.(a)	892	25,886
Penford Corp.	356	2,061
PolyOne Corp.(a)	2,816	7,631
PPG Industries Inc.	4,705	206,549
Praxair Inc.	8,833	627,761
Quaker Chemical Corp.	356	4,731
RPM International Inc.	3,831	53,787
Sensient Technologies Corp.	1,417	31,982
Sherwin-Williams Co. (The)	2,814	151,252
Sigma-Aldrich Corp.	3,476	172,271
Stepan Co.	222	9,804
Terra Industries Inc.	2,942	71,255
Valspar Corp. (The)	2,950	66,463
Zep Inc.	654	7,881

		4,028,906
COAL—0.20%
Arch Coal Inc.	4,159	63,924
CONSOL Energy Inc.	5,160	175,234
Massey Energy Co.	2,528	49,397
Patriot Coal Corp.(a)(b)	1,819	11,605
Peabody Energy Corp.	7,690	231,930

		532,090

COMMERCIAL SERVICES—1.43%
Aaron’s Inc.	1,615	48,159
ABM Industries Inc.	1,184	21,395
Administaff Inc.	663	15,428
Alliance Data Systems Corp.(a)(b)	1,686	69,446
American Public Education Inc.(a)	459	18,181
AMN Healthcare Services Inc.(a)	921	5,876
Apollo Group Inc. Class A(a)	3,086	219,476
Arbitron Inc.	736	11,695
Bankrate Inc.(a)(b)	338	8,531
Bowne & Co. Inc.	958	6,237
Brinks Home Security Holdings Inc.(a)	1,164	32,953
Capella Education Co.(a)	400	23,980
Career Education Corp.(a)	2,061	51,298
CDI Corp.	396	4,415
Chemed Corp.	612	24,162
Coinstar Inc.(a)	918	24,511
Consolidated Graphics Inc.(a)	360	6,271
Convergys Corp.(a)	3,552	32,963
Corinthian Colleges Inc.(a)	2,590	43,849
Corporate Executive Board Co. (The)	930	19,307
Corrections Corp. of America(a)	3,322	56,441
CorVel Corp.(a)	235	5,351
Cross Country Healthcare Inc.(a)	665	4,569
Deluxe Corp.	1,481	18,972
DeVry Inc.	1,806	90,372
Equifax Inc.	3,644	95,108
Forrester Research Inc.(a)	437	10,728
FTI Consulting Inc.(a)	1,468	74,457
Gartner Inc.(a)	1,573	24,004
GEO Group Inc. (The)(a)	1,445	26,848
H&R Block Inc.	9,640	166,097
Healthcare Services Group Inc.	1,179	21,081
HealthSpring Inc.(a)	1,531	16,627
Heartland Payment Systems Inc.	724	6,929
Heidrick & Struggles International Inc.	560	10,220
Hewitt Associates Inc. Class A(a)	2,428	72,306
Hillenbrand Inc.	1,798	29,919
HMS Holdings Corp.(a)	801	32,617
Iron Mountain Inc.(a)	5,181	148,954
ITT Educational Services Inc.(a)(b)	906	91,198
Kelly Services Inc. Class A	622	6,811
Kendle International Inc.(a)	364	4,455
Korn/Ferry International(a)	1,085	11,544
Landauer Inc.	283	17,359
Lender Processing Services Inc.	2,492	69,203
Live Nation Inc.(a)	2,395	11,640
Manpower Inc.	2,281	96,578
MAXIMUS Inc.	521	21,491
McKesson Corp.	7,777	342,188
Midas Inc.(a)	357	3,741
Monster Worldwide Inc.(a)	3,697	43,662
Moody’s Corp.	5,564	146,611
MPS Group Inc.(a)	2,956	22,584
Navigant Consulting Inc.(a)	1,470	18,992
On Assignment Inc.(a)	914	3,574
PAREXEL International Corp.(a)	1,530	22,001
Pharmaceutical Product Development Inc.	3,399	78,925
Pre-Paid Legal Services Inc.(a)	248	10,810
Quanta Services Inc.(a)	5,655	130,800
R.R. Donnelley & Sons Co.	6,011	69,848

Rent-A-Center Inc.(a)	1,802	32,130
Rewards Network Inc.(a)	802	3,032
Robert Half International Inc.	4,476	105,723
Rollins Inc.	1,305	22,590
SAIC Inc.(a)	5,994	111,189
Service Corp. International	7,670	42,032
Sotheby’s	1,993	28,121
Spherion Corp.(a)	1,810	7,457
StarTek Inc.(a)	363	2,911
Strayer Education Inc.(b)	399	87,026
TeleTech Holdings Inc.(a)	1,077	16,317
Ticketmaster Entertainment Inc.(a)	1,136	7,293
TrueBlue Inc.(a)	1,422	11,945
United Rentals Inc.(a)	1,610	10,449
Universal Technical Institute Inc.(a)	667	9,958
Viad Corp.	664	11,434
Volt Information Sciences Inc.(a)	397	2,489
Watson Wyatt Worldwide Inc. Class A	1,251	46,950
Western Union Co.	20,147	330,411
Wright Express Corp.(a)	1,179	30,029

		3,743,234
COMPUTERS—5.27%
Affiliated Computer Services Inc. Class A(a)	2,845	126,375
Agilysys Inc.	450	2,106
Apple Inc.(a)	25,669	3,656,036
CACI International Inc. Class A(a)	913	38,994
Cadence Design Systems Inc.(a)	7,387	43,583
CIBER Inc.(a)	1,903	5,899
Cognizant Technology Solutions Corp. Class A(a)	8,383	223,826
Computer Sciences Corp.(a)	4,352	192,794
Dell Inc.(a)	50,004	686,555
Diebold Inc.	1,987	52,377
DST Systems Inc.(a)	1,171	43,268
EMC Corp.(a)	57,981	759,551
FactSet Research Systems Inc.	1,249	62,288
Hewlett-Packard Co.	68,691	2,654,907
Hutchinson Technology Inc.(a)	786	1,533
Imation Corp.	1,004	7,640
Integral Systems Inc.(a)	492	4,093
International Business Machines Corp.	38,015	3,969,526
Jack Henry & Associates Inc.	2,322	48,181
Lexmark International Inc. Class A(a)	2,215	35,108
Manhattan Associates Inc.(a)	784	14,284
Mentor Graphics Corp.(a)	2,425	13,265
Mercury Computer Systems Inc.(a)	673	6,225
MICROS Systems Inc.(a)	2,313	58,565
MTS Systems Corp.	540	11,151
NCR Corp.(a)	4,406	52,123
NetApp Inc.(a)	9,440	186,157
Palm Inc.(a)	4,119	68,252
Radiant Systems Inc.(a)	670	5,561
RadiSys Corp.(a)	534	4,811
SanDisk Corp.(a)	6,418	94,280
SRA International Inc. Class A(a)	1,164	20,440
Stratasys Inc.(a)	626	6,880
Sun Microsystems Inc.(a)	21,559	198,774
Sykes Enterprises Inc.(a)	859	15,539
Synaptics Inc.(a)(b)	1,050	40,583

Synopsys Inc.(a)	4,089	79,776
Teradata Corp.(a)	4,881	114,362
Tyler Technologies Inc.(a)	694	10,840
Western Digital Corp.(a)	6,341	168,036

		13,784,544
COSMETICS & PERSONAL CARE—2.22%
Alberto-Culver Co.	2,539	64,567
Avon Products Inc.	12,232	315,341
Chattem Inc.(a)	530	36,093
Colgate-Palmolive Co.	14,340	1,014,412
Estee Lauder Companies Inc. (The) Class A	3,355	109,608
Procter & Gamble Co. (The)	83,841	4,284,275

		5,824,296
DISTRIBUTION & WHOLESALE—0.30%
Brightpoint Inc.(a)	1,643	10,302
Fastenal Co.	3,694	122,530
Genuine Parts Co.	4,569	153,336
Ingram Micro Inc. Class A(a)	4,521	79,117
LKQ Corp.(a)	4,183	68,810
MWI Veterinary Supply Inc.(a)	356	12,410
Owens & Minor Inc.	1,185	51,927
Pool Corp.	1,261	20,882
ScanSource Inc.(a)	748	18,341
Tech Data Corp.(a)	1,374	44,944
United Stationers Inc.(a)	738	25,741
W.W. Grainger Inc.	1,761	144,191
Watsco Inc.	863	42,227

		794,758
DIVERSIFIED FINANCIAL SERVICES—4.68%
Affiliated Managers Group Inc.(a)	1,185	68,955
American Express Co.	34,257	796,133
AmeriCredit Corp.(a)	3,909	52,967
Ameriprise Financial Inc.	7,362	178,676
Capital One Financial Corp.	12,961	283,587
Charles Schwab Corp. (The)	27,041	474,299
CIT Group Inc.	10,960	23,564
Citigroup Inc.(b)	158,165	469,750
CME Group Inc.	1,907	593,287
E*TRADE Financial Corp.(a)(b)	28,438	36,401
Eaton Vance Corp.	3,314	88,649
Federated Investors Inc. Class B	2,582	62,200
Financial Federal Corp.	793	16,296
Franklin Resources Inc.	4,353	313,460
Goldman Sachs Group Inc. (The)	14,465	2,132,720
Greenhill & Co. Inc.(b)	507	36,610
IntercontinentalExchange Inc.(a)	2,088	238,533
Invesco Ltd.	11,745	209,296
Investment Technology Group Inc.(a)	1,278	26,058
Janus Capital Group Inc.	4,702	53,603
Jefferies Group Inc.(a)	3,655	77,961
JPMorgan Chase & Co.	112,232	3,828,234
LaBranche & Co. Inc.(a)	1,806	7,766
Legg Mason Inc.	4,032	98,300
Morgan Stanley	38,941	1,110,208
NASDAQ OMX Group Inc. (The)(a)	3,900	83,109
National Financial Partners Corp.	1,164	8,520

NYSE Euronext Inc.	7,431	202,495
optionsXpress Holdings Inc.	1,306	20,282
Piper Jaffray Companies(a)	494	21,573
Portfolio Recovery Associates Inc.(a)(b)	490	18,978
Raymond James Financial Inc.(b)	2,885	49,651
SLM Corp.(a)	13,370	137,310
Stifel Financial Corp.(a)	783	37,654
SWS Group Inc.	754	10,533
T. Rowe Price Group Inc.	7,355	306,483
TradeStation Group Inc.(a)	658	5,567
Waddell & Reed Financial Inc. Class A	2,437	64,264
World Acceptance Corp.(a)	534	10,632

		12,254,564
ELECTRIC—3.68%
AES Corp. (The)(a)	19,055	221,229
Allegheny Energy Inc.	4,852	124,454
ALLETE Inc.	805	23,144
Alliant Energy Corp.	3,187	83,276
Ameren Corp.	6,082	151,381
American Electric Power Co. Inc.	13,746	397,122
Avista Corp.	1,507	26,840
Black Hills Corp.	1,021	23,473
CenterPoint Energy Inc.	9,894	109,626
Central Vermont Public Service Corp.	363	6,570
CH Energy Group Inc.	413	19,287
Cleco Corp.	1,647	36,926
CMS Energy Corp.	6,404	77,360
Consolidated Edison Inc.	7,823	292,737
Constellation Energy Group Inc.	5,745	152,702
Dominion Resources Inc.	17,014	568,608
DPL Inc.	3,407	78,940
DTE Energy Co.	4,670	149,440
Duke Energy Corp.	36,948	539,071
Dynegy Inc. Class A(a)	14,726	33,428
Edison International	9,442	297,045
El Paso Electric Co.(a)	1,423	19,865
Entergy Corp.	5,652	438,143
Exelon Corp.	18,929	969,354
FirstEnergy Corp.	8,715	337,706
FPL Group Inc.	11,825	672,369
Great Plains Energy Inc.	4,033	62,713
Hawaiian Electric Industries Inc.	2,636	50,242
IDACORP Inc.	1,280	33,459
Integrys Energy Group Inc.	2,199	65,948
MDU Resources Group Inc.	5,343	101,357
Northeast Utilities	4,997	111,483
NSTAR	3,136	100,697
NV Energy Inc.	6,537	70,534
OGE Energy Corp.	2,683	75,983
Pepco Holdings Inc.	6,241	83,879
PG&E Corp.	10,636	408,848
Pinnacle West Capital Corp.	2,888	87,073
PNM Resources Inc.	2,689	28,799
PPL Corp.	10,808	356,232
Progress Energy Inc.	8,023	303,510
Public Service Enterprise Group Inc.	14,556	474,962
SCANA Corp.	3,433	111,470
Southern Co.	22,475	700,321

TECO Energy Inc.	6,114	72,940
UIL Holdings Corp.	877	19,689
UniSource Energy Corp.	1,047	27,787
Westar Energy Inc.	3,225	60,533
Wisconsin Energy Corp.	3,303	134,465
Xcel Energy Inc.	13,096	241,097

		9,634,117
ELECTRICAL COMPONENTS & EQUIPMENT—0.42%
Advanced Energy Industries Inc.(a)	916	8,235
AMETEK Inc.	3,092	106,921
Belden Inc.	1,286	21,476
C&D Technologies Inc.(a)(b)	783	1,566
Emerson Electric Co.	21,594	699,646
Energizer Holdings Inc.(a)	1,958	102,286
Greatbatch Inc.(a)(b)	629	14,222
Hubbell Inc. Class B	1,682	53,925
Littelfuse Inc.(a)	665	13,273
Magnetek Inc.(a)	1,010	1,404
Molex Inc.	3,836	59,650
Vicor Corp.	628	4,534

		1,087,138
ELECTRONICS—0.83%
Agilent Technologies Inc.(a)	9,898	201,028
American Science and Engineering Inc.	254	17,556
Amphenol Corp. Class A	4,898	154,973
Analogic Corp.	398	14,706
Arrow Electronics Inc.(a)	3,520	74,765
Avnet Inc.(a)	4,252	89,420
Axsys Technologies Inc.(a)	260	13,946
Badger Meter Inc.	427	17,507
Bel Fuse Inc. Class B	356	5,710
Benchmark Electronics Inc.(a)	2,025	29,160
Brady Corp. Class A	1,549	38,911
Checkpoint Systems Inc.(a)	1,180	18,514
CTS Corp.	1,050	6,877
Cubic Corp.	395	14,137
Cymer Inc.(a)(b)	784	23,308
Daktronics Inc.	895	6,891
Dionex Corp.(a)	488	29,783
Electro Scientific Industries Inc.(a)	875	9,782
FARO Technologies Inc.(a)	502	7,796
FEI Co.(a)	1,041	23,839
FLIR Systems Inc.(a)	4,376	98,723
Gentex Corp.	4,123	47,827
II-VI Inc.(a)	743	16,472
Itron Inc.(a)	1,143	62,945
Jabil Circuit Inc.	6,059	44,958
Keithley Instruments Inc.	500	2,000
LoJack Corp.(a)	532	2,229
Methode Electronics Inc.	1,049	7,364
Mettler-Toledo International Inc.(a)	969	74,758
National Instruments Corp.	1,669	37,653
Park Electrochemical Corp.	612	13,176
PerkinElmer Inc.	3,391	59,003
Plexus Corp.(a)	1,027	21,012
Rogers Corp.(a)	517	10,459
Sonic Solutions Inc.(a)	668	1,971

Technitrol Inc.	1,187	7,680
Thermo Fisher Scientific Inc.(a)	12,051	491,319
Thomas & Betts Corp.(a)	1,563	45,108
Trimble Navigation Ltd.(a)	3,439	67,508
TTM Technologies Inc.(a)	1,031	8,207
Varian Inc.(a)	882	34,777
Vishay Intertechnology Inc.(a)	5,359	36,388
Waters Corp.(a)	2,752	141,645
Watts Water Technologies Inc. Class A	783	16,866
Woodward Governor Co.	1,511	29,918

		2,178,575
ENERGY - ALTERNATE SOURCES—0.00%
Headwaters Inc.(a)	1,159	3,894

		3,894
ENGINEERING & CONSTRUCTION—0.34%
AECOM Technology Corp.(a)	2,581	82,592
Dycom Industries Inc.(a)	1,270	14,059
EMCOR Group Inc.(a)	1,903	38,288
Fluor Corp.	5,221	267,785
Granite Construction Inc.	930	30,950
Insituform Technologies Inc. Class A(a)	1,137	19,295
Jacobs Engineering Group Inc.(a)	3,570	150,261
KBR Inc.	4,541	83,736
Shaw Group Inc. (The)(a)	2,478	67,922
Stanley Inc.(a)	389	12,790
URS Corp.(a)	2,436	120,631

		888,309
ENTERTAINMENT—0.12%
DreamWorks Animation SKG Inc. Class A(a)	2,140	59,043
International Game Technology	8,642	137,408
International Speedway Corp. Class A	790	20,232
Macrovision Solutions Corp.(a)	2,309	50,359
Pinnacle Entertainment Inc.(a)	1,665	15,468
Scientific Games Corp. Class A(a)	1,942	30,625
Shuffle Master Inc.(a)	1,236	8,170

		321,305
ENVIRONMENTAL CONTROL—0.36%
Calgon Carbon Corp.(a)	1,657	23,016
Clean Harbors Inc.(a)	579	31,260
Darling International Inc.(a)	2,425	16,005
Mine Safety Appliances Co.	878	21,160
Republic Services Inc.	9,251	225,817
Stericycle Inc.(a)	2,432	125,321
Tetra Tech Inc.(a)	1,685	48,275
Waste Connections Inc.(a)	2,305	59,723
Waste Management Inc.	14,198	399,816

		950,393
FOOD—2.02%
Cal-Maine Foods Inc.	363	9,060
Campbell Soup Co.	5,719	168,253
ConAgra Foods Inc.	12,856	245,035
Corn Products International Inc.	2,167	58,054
Dean Foods Co.(a)	5,089	97,658
Diamond Foods Inc.	472	13,169

Flowers Foods Inc.	2,363	51,608
General Mills Inc.	9,483	531,238
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	1,112	4,726
H.J. Heinz Co.	9,000	321,300
Hain Celestial Group Inc.(a)	1,138	17,764
Hershey Co. (The)	4,728	170,208
Hormel Foods Corp.	1,950	67,353
J&J Snack Foods Corp.	392	14,073
J.M. Smucker Co. (The)	3,403	165,590
Kellogg Co.	7,217	336,096
Kraft Foods Inc. Class A	42,313	1,072,211
Kroger Co. (The)	18,675	411,784
Lance Inc.	895	20,701
McCormick & Co. Inc. NVS	3,776	122,833
Nash-Finch Co.	367	9,931
Ralcorp Holdings Inc.(a)	1,642	100,031
Ruddick Corp.	1,192	27,929
Safeway Inc.	12,130	247,088
Sanderson Farms Inc.	482	21,690
Sara Lee Corp.	19,939	194,605
Smithfield Foods Inc.(a)(b)	3,517	49,132
Spartan Stores Inc.	637	7,905
SUPERVALU Inc.	6,185	80,096
Sysco Corp.	17,054	383,374
Tootsie Roll Industries Inc.(b)	873	19,808
TreeHouse Foods Inc.(a)	916	26,353
Tyson Foods Inc. Class A	8,727	110,047
United Natural Foods Inc.(a)	1,187	31,159
Whole Foods Market Inc.(b)	4,003	75,977

		5,283,839
FOREST PRODUCTS & PAPER—0.32%
Buckeye Technologies Inc.(a)	1,140	5,119
Clearwater Paper Corp.(a)	332	8,396
Deltic Timber Corp.	254	9,009
International Paper Co.	12,493	189,019
Louisiana-Pacific Corp.(a)	2,302	7,873
MeadWestvaco Corp.	4,930	80,901
Neenah Paper Inc.	490	4,317
Plum Creek Timber Co. Inc.	4,715	140,413
Potlatch Corp.	1,157	28,104
Rayonier Inc.	2,244	81,569
Rock-Tenn Co. Class A	1,050	40,068
Schweitzer-Mauduit International Inc.	407	11,074
Temple-Inland Inc.	3,196	41,932
Wausau Paper Corp.	1,551	10,423
Weyerhaeuser Co.	6,038	183,736

		841,953
GAS—0.45%
AGL Resources Inc.	2,267	72,091
Atmos Energy Corp.	2,736	68,509
Energen Corp.	2,122	84,668
Laclede Group Inc. (The)	664	21,998
New Jersey Resources Corp.	1,277	47,300
Nicor Inc.	1,280	44,314
NiSource Inc.	8,036	93,700
Northwest Natural Gas Co.	786	34,836
Piedmont Natural Gas Co.	2,180	52,560

Sempra Energy	6,990	346,914
South Jersey Industries Inc.	882	30,773
Southern Union Co.	3,468	63,777
Southwest Gas Corp.	1,192	26,474
UGI Corp.	3,065	78,127
Vectren Corp.	2,297	53,819
WGL Holdings Inc.	1,510	48,350

		1,168,210
HAND & MACHINE TOOLS—0.13%
Baldor Electric Co.	1,309	31,141
Black & Decker Corp. (The)	1,770	50,728
Kennametal Inc.	2,007	38,494
Lincoln Electric Holdings Inc.	1,260	45,410
Regal Beloit Corp.	1,007	39,998
Snap-On Inc.	1,636	47,019
Stanley Works (The)	2,341	79,219

		332,009
HEALTH CARE - PRODUCTS—4.00%
Abaxis Inc.(a)	650	13,351
Align Technology Inc.(a)	1,904	20,182
American Medical Systems Holdings Inc.(a)	2,115	33,417
Baxter International Inc.	17,385	920,710
Beckman Coulter Inc.	1,850	105,709
Becton, Dickinson and Co.	6,869	489,828
Boston Scientific Corp.(a)	43,563	441,729
C.R. Bard Inc.	2,887	214,937
CONMED Corp.(a)	913	14,170
Cooper Companies Inc. (The)	1,287	31,828
Cyberonics Inc.(a)	671	11,159
DENTSPLY International Inc.	4,323	131,938
Edwards Lifesciences Corp.(a)	1,645	111,909
Gen-Probe Inc.(a)	1,470	63,181
Haemonetics Corp.(a)	765	43,605
Hanger Orthopedic Group Inc.(a)	897	12,190
Henry Schein Inc.(a)	2,568	123,136
Hill-Rom Holdings Inc.	1,798	29,164
Hologic Inc.(a)	7,269	103,438
ICU Medical Inc.(a)	396	16,295
IDEXX Laboratories Inc.(a)	1,683	77,755
Immucor Inc.(a)	2,100	28,896
Intuitive Surgical Inc.(a)	1,101	180,190
Invacare Corp.	990	17,473
Johnson & Johnson	79,260	4,501,968
Kensey Nash Corp.(a)	357	9,357
Kinetic Concepts Inc.(a)	1,636	44,581
LCA-Vision Inc.(a)(b)	624	2,633
Masimo Corp.(a)	1,375	33,151
Medtronic Inc.	32,131	1,121,051
Meridian Bioscience Inc.	1,254	28,315
Merit Medical Systems Inc.(a)	765	12,469
Natus Medical Inc.(a)	785	9,059
Osteotech Inc.(a)	612	2,693
Palomar Medical Technologies Inc.(a)	500	7,330
Patterson Companies Inc.(a)	2,539	55,096
PSS World Medical Inc.(a)	1,623	30,042
ResMed Inc.(a)	2,203	89,728
St. Jude Medical Inc.(a)	9,982	410,260

Steris Corp.	1,619	42,224
Stryker Corp.	6,838	271,742
SurModics Inc.(a)	484	10,953
Symmetry Medical Inc.(a)	1,032	9,618
TECHNE Corp.	1,051	67,064
Thoratec Corp.(a)	1,619	43,357
Varian Medical Systems Inc.(a)	3,643	128,015
West Pharmaceutical Services Inc.	1,001	34,885
Zimmer Holdings Inc.(a)	6,130	261,138
Zoll Medical Corp.(a)	635	12,281

		10,475,200
HEALTH CARE - SERVICES—1.35%
Aetna Inc.	12,901	323,170
Air Methods Corp.(a)	351	9,603
Almost Family Inc.(a)(b)	188	4,909
Amedisys Inc.(a)	726	23,973
AMERIGROUP Corp.(a)	1,543	41,430
AmSurg Corp.(a)	895	19,189
Bio-Reference Laboratories Inc.(a)	330	10,431
Centene Corp.(a)	1,276	25,494
Community Health Systems Inc.(a)	2,600	65,650
Covance Inc.(a)	1,786	87,871
Coventry Health Care Inc.(a)	4,173	78,077
DaVita Inc.(a)	2,943	145,561
Genoptix Inc.(a)	278	8,893
Gentiva Health Services Inc.(a)	749	12,329
Health Management Associates Inc. Class A(a)	6,975	34,456
Health Net Inc.(a)	2,867	44,582
Healthways Inc.(a)	1,012	13,611
Humana Inc.(a)	4,815	155,332
IPC The Hospitalist Co. Inc.(a)	246	6,566
Kindred Healthcare Inc.(a)	919	11,368
Laboratory Corp. of America Holdings(a)	3,109	210,759
LHC Group Inc.(a)	475	10,550
LifePoint Hospitals Inc.(a)(b)	1,579	41,449
Lincare Holdings Inc.(a)	1,972	46,381
Magellan Health Services Inc.(a)	1,000	32,820
MedCath Corp.(a)	372	4,375
MEDNAX Inc.(a)	1,272	53,589
Molina Healthcare Inc.(a)	398	9,520
Odyssey Healthcare Inc.(a)	1,138	11,699
Psychiatric Solutions Inc.(a)	1,546	35,156
Quest Diagnostics Inc.	4,350	245,470
RehabCare Group Inc.(a)	493	11,797
Res-Care Inc.(a)	613	8,766
Tenet Healthcare Corp.(a)	12,516	35,295
UnitedHealth Group Inc.	34,181	853,841
Universal Health Services Inc. Class B	1,409	68,830
WellCare Health Plans Inc.(a)	1,248	23,076
WellPoint Inc.(a)	13,926	708,694

		3,534,562
HOLDING COMPANIES - DIVERSIFIED—0.04%
Leucadia National Corp.(a)	5,183	109,309

		109,309

HOME BUILDERS—0.19%
Centex Corp.	3,613	30,566
D.R. Horton Inc.	8,125	76,050
KB Home	2,289	31,314
Lennar Corp. Class A	4,081	39,545
M.D.C. Holdings Inc.	1,006	30,291
M/I Homes Inc.(a)	384	3,759
Meritage Homes Corp.(a)	792	14,937
NVR Inc.(a)	170	85,406
Pulte Homes Inc.	6,212	54,852
Ryland Group Inc.	1,102	18,470
Skyline Corp.	234	5,089
Standard-Pacific Corp.(a)	2,634	5,347
Thor Industries Inc.	1,016	18,664
Toll Brothers Inc.(a)	3,937	66,811
Winnebago Industries Inc.	926	6,880

		487,981
HOME FURNISHINGS—0.07%
Audiovox Corp. Class A(a)	534	3,129
DTS Inc.(a)	502	13,589
Ethan Allen Interiors Inc.	927	9,604
Harman International Industries Inc.	1,983	37,280
La-Z-Boy Inc.	1,631	7,698
Universal Electronics Inc.(a)	410	8,270
Whirlpool Corp.	2,178	92,696

		172,266
HOUSEHOLD PRODUCTS & WARES—0.53%
American Greetings Corp. Class A	1,255	14,658
Avery Dennison Corp.	3,259	83,691
Blyth Inc.	188	6,165
Central Garden & Pet Co. Class A(a)	2,115	20,833
Church & Dwight Co. Inc.	2,011	109,217
Clorox Co. (The)	3,965	221,366
Fortune Brands Inc.	4,322	150,146
Fossil Inc.(a)	1,380	33,230
Helen of Troy Ltd.(a)	874	14,674
Kimberly-Clark Corp.	11,920	624,966
Russ Berrie and Co. Inc.(a)	355	1,388
Scotts Miracle-Gro Co. (The) Class A	1,310	45,915
Standard Register Co. (The)	406	1,324
Tupperware Brands Corp.	1,757	45,717
WD-40 Co.	498	14,442

		1,387,732
HOUSEWARES—0.05%
National Presto Industries Inc.	131	9,969
Newell Rubbermaid Inc.	8,029	83,582
Toro Co. (The)	1,041	31,126

		124,677
INSURANCE—2.62%
Aflac Inc.	13,464	418,596
Allstate Corp. (The)	15,327	373,979
American Financial Group Inc.	2,268	48,943
American International Group Inc.	76,639	88,901
American Physicians Capital Inc.	231	9,046
Amerisafe Inc.(a)	545	8,480
Aon Corp.	7,946	300,915
Arthur J. Gallagher & Co.	2,778	59,283

Assurant Inc.	3,398	81,858
Brown & Brown Inc.	3,314	66,048
Chubb Corp.	10,185	406,178
CIGNA Corp.	7,914	190,648
Cincinnati Financial Corp.	4,638	103,659
Delphi Financial Group Inc. Class A	1,293	25,123
eHealth Inc.(a)	724	12,786
Employers Holdings Inc.	1,340	18,157
Everest Re Group Ltd.	1,791	128,182
Fidelity National Financial Inc. Class A	6,672	90,272
First American Corp.	2,759	71,486
Genworth Financial Inc. Class A	12,441	86,963
Hanover Insurance Group Inc. (The)	1,510	57,546
Hartford Financial Services Group Inc. (The)	9,293	110,308
HCC Insurance Holdings Inc.	3,273	78,585
Horace Mann Educators Corp.	1,283	12,792
Infinity Property and Casualty Corp.	411	14,985
Lincoln National Corp.	8,490	146,113
Loews Corp.	10,356	283,754
Marsh & McLennan Companies Inc.	15,078	303,520
MBIA Inc.(a)(b)	5,228	22,637
Mercury General Corp.	1,048	35,035
MetLife Inc.	23,495	705,085
Navigators Group Inc. (The)(a)	395	17,550
Old Republic International Corp.	6,755	66,537
Presidential Life Corp.	627	4,746
Principal Financial Group Inc.	8,967	168,938
ProAssurance Corp.(a)	926	42,790
Progressive Corp. (The)(a)	19,606	296,247
Protective Life Corp.	2,266	25,923
Prudential Financial Inc.	13,351	496,924
Reinsurance Group of America Inc.	2,052	71,635
RLI Corp.	494	22,131
Safety Insurance Group Inc.	534	16,319
Selective Insurance Group Inc.	1,624	20,738
StanCorp Financial Group Inc.	1,402	40,209
Stewart Information Services Corp.	612	8,721
Torchmark Corp.	2,361	87,451
Tower Group Inc.	982	24,334
Travelers Companies Inc. (The)	16,806	689,718
United Fire & Casualty Co.	610	10,462
Unitrin Inc.	1,506	18,102
Unum Group	9,484	150,416
W.R. Berkley Corp.	3,951	84,828
XL Capital Ltd. Class A	9,852	112,904
Zenith National Insurance Corp.	959	20,849

		6,858,335
INTERNET—2.41%
Akamai Technologies Inc.(a)	4,971	95,344
Amazon.com Inc.(a)	9,267	775,277
Avocent Corp.(a)	1,421	19,837
Blue Coat Systems Inc.(a)	1,026	16,970
Blue Nile Inc.(a)	398	17,110
comScore Inc.(a)	533	7,100
CyberSource Corp.(a)	1,910	29,223
DealerTrack Holdings Inc.(a)	1,009	17,153
Digital River Inc.(a)	1,112	40,388
eBay Inc.(a)	31,119	533,068

Equinix Inc.(a)	1,138	82,778
eResearch Technology Inc.(a)	1,250	7,763
Expedia Inc.(a)	6,132	92,655
F5 Networks Inc.(a)	2,225	76,963
Google Inc. Class A(a)	6,912	2,914,030
InfoSpace Inc.(a)	802	5,317
j2 Global Communications Inc.(a)	1,213	27,365
Knot Inc. (The)(a)	798	6,288
McAfee Inc.(a)	4,440	187,324
Netflix Inc.(a)(b)	1,160	47,954
NutriSystem Inc.	1,005	14,573
PCTEL Inc.(a)	664	3,552
Perficient Inc.(a)	883	6,172
Priceline.com Inc.(a)(b)	1,202	134,083
Stamps.com Inc.(a)	276	2,340
Symantec Corp.(a)	23,429	364,555
United Online Inc.	2,553	16,620
ValueClick Inc.(a)	2,338	24,596
VeriSign Inc.(a)	5,574	103,008
Websense Inc.(a)	1,148	20,480
Yahoo! Inc.(a)	40,029	626,854

		6,316,740
INVESTMENT COMPANIES—0.01%
Apollo Investment Corp.	4,149	24,894

		24,894
IRON & STEEL—0.38%
AK Steel Holding Corp.	3,176	60,947
Allegheny Technologies Inc.	2,831	98,887
Carpenter Technology Corp.	1,350	28,094
Cliffs Natural Resources Inc.	3,700	90,539
Gibraltar Industries Inc.	884	6,073
Nucor Corp.	9,023	400,892
Olympic Steel Inc.	263	6,436
Reliance Steel & Aluminum Co.	1,775	68,142
Steel Dynamics Inc.	5,361	78,968
United States Steel Corp.	4,188	149,679

		988,657
LEISURE TIME—0.22%
Arctic Cat Inc.	366	1,479
Brunswick Corp.	2,780	12,010
Callaway Golf Co.	2,038	10,333
Carnival Corp.	12,526	322,795
Harley-Davidson Inc.	6,826	110,649
Interval Leisure Group Inc.(a)	1,136	10,588
Life Time Fitness Inc.(a)	932	18,649
Multimedia Games Inc.(a)	802	3,978
Nautilus Inc.(a)	993	1,122
Polaris Industries Inc.	993	31,895
WMS Industries Inc.(a)	1,393	43,893

		567,391
LODGING—0.18%
Boyd Gaming Corp.(a)(b)	1,786	15,181
Marcus Corp.	664	6,985
Marriott International Inc. Class A	8,461	186,734
Monarch Casino & Resort Inc.(a)	290	2,117

Starwood Hotels & Resorts Worldwide Inc.	5,425	120,435
Wyndham Worldwide Corp.	5,194	62,951
Wynn Resorts Ltd.(a)(b)	1,898	66,999

		461,402
MACHINERY—0.85%
AGCO Corp.(a)	2,686	78,082
Albany International Corp. Class A	654	7,443
Applied Industrial Technologies Inc.	1,053	20,744
Astec Industries Inc.(a)	520	15,439
Briggs & Stratton Corp.	1,547	20,637
Bucyrus International Inc.	2,147	61,318
Cascade Corp.	291	4,577
Caterpillar Inc.	17,342	572,980
Cognex Corp.	1,015	14,342
Cummins Inc.	5,868	206,612
Deere & Co.	12,216	488,029
Flowserve Corp.	1,583	110,509
Gardner Denver Inc.(a)	1,552	39,064
Gerber Scientific Inc.(a)	760	1,900
Graco Inc.	1,764	38,843
IDEX Corp.	2,311	56,781
Intermec Inc.(a)	1,400	18,060
Intevac Inc.(a)	625	5,444
Joy Global Inc.	3,000	107,160
Lindsay Corp.(b)	362	11,982
Manitowoc Co. Inc. (The)	3,847	20,235
Nordson Corp.	1,016	39,279
Robbins & Myers Inc.	928	17,864
Rockwell Automation Inc.	4,034	129,572
Terex Corp.(a)	3,035	36,632
Wabtec Corp.	1,443	46,421
Zebra Technologies Corp. Class A(a)	1,798	42,541

		2,212,490
MANUFACTURING—3.25%
A.O. Smith Corp.	630	20,519
Actuant Corp. Class A	2,015	24,583
Acuity Brands Inc.	1,158	32,482
AptarGroup Inc.	2,014	68,013
AZZ Inc.(a)	365	12,560
Barnes Group Inc.	1,092	12,984
Brink’s Co. (The)	1,164	33,791
Carlisle Companies Inc.	1,783	42,863
Ceradyne Inc.(a)	762	13,457
CLARCOR Inc.	1,524	44,486
Cooper Industries Ltd. Class A	4,770	148,109
Crane Co.	1,297	28,936
Danaher Corp.	7,299	450,640
Donaldson Co. Inc.	2,246	77,801
Dover Corp.	5,329	176,337
Eastman Kodak Co.	8,031	23,772
Eaton Corp.	4,740	211,451
EnPro Industries Inc.(a)	627	11,292
ESCO Technologies Inc.(a)	760	34,048
Federal Signal Corp.	1,500	11,475
General Electric Co.	304,671	3,570,744
Griffon Corp.(a)	1,495	12,438
Harsco Corp.	2,385	67,496

Honeywell International Inc.	21,464	673,970
Illinois Tool Works Inc.	11,114	414,997
ITT Corp.	5,288	235,316
Lancaster Colony Corp.	610	26,883
Leggett & Platt Inc.	4,379	66,692
Lydall Inc.(a)	406	1,380
Matthews International Corp. Class A	858	26,701
Myers Industries Inc.	914	7,604
Pall Corp.	3,445	91,499
Parker Hannifin Corp.	4,619	198,432
Pentair Inc.	2,737	70,122
Roper Industries Inc.	2,566	116,265
SPX Corp.	1,401	68,607
Standex International Corp.	365	4,234
Sturm, Ruger & Co. Inc.	382	4,752
Teleflex Inc.	1,152	51,644
Textron Inc.	7,646	73,860
3M Co.	19,953	1,199,175
Tredegar Corp.	643	8,565
Trinity Industries Inc.	2,318	31,571

		8,502,546
MEDIA—2.17%
CBS Corp. Class B	19,796	136,988
Comcast Corp. Class A	82,851	1,200,511
DIRECTV Group Inc. (The)(a)	15,094	372,973
E.W. Scripps Co. (The) Class A	896	1,873
Gannett Co. Inc.	6,510	23,241
John Wiley & Sons Inc. Class A	1,284	42,693
McGraw-Hill Companies Inc. (The)	9,116	274,483
Meredith Corp.(b)	969	24,758
New York Times Co. (The) Class A(b)	3,071	16,921
News Corp. Class A	66,036	601,588
Scholastic Corp.	668	13,220
Scripps Networks Interactive Inc. Class A	2,517	70,048
Time Warner Cable Inc.	10,203	323,129
Time Warner Inc.	34,379	866,007
Viacom Inc. Class B(a)	17,459	396,319
Walt Disney Co. (The)	53,351	1,244,679
Washington Post Co. (The) Class B	175	61,632

		5,671,063
METAL FABRICATE & HARDWARE—0.20%
A.M. Castle & Co.	365	4,409
CIRCOR International Inc.	492	11,616
Commercial Metals Co.	3,217	51,569
Kaydon Corp.	919	29,923
Lawson Products Inc.	140	1,989
Mueller Industries Inc.	1,141	23,733
Precision Castparts Corp.	4,042	295,187
Timken Co. (The)	2,550	43,554
Valmont Industries Inc.	521	37,554
Worthington Industries Inc.	1,735	22,191

		521,725
MINING—0.64%
Alcoa Inc.	28,068	289,942
AMCOL International Corp.	650	14,027
Brush Engineered Materials Inc.(a)	612	10,251

Century Aluminum Co.(a)(b)	1,809	11,270
Freeport-McMoRan Copper & Gold Inc.	11,814	592,000
Newmont Mining Corp.	14,124	577,248
RTI International Metals Inc.(a)	656	11,592
Titanium Metals Corp.	2,206	20,273
Vulcan Materials Co.	3,500	150,850

		1,677,453
MISCELLANEOUS - MANUFACTURING—0.00%
John Bean Technologies Corp.	786	9,841

		9,841
OFFICE & BUSINESS EQUIPMENT—0.11%
Pitney Bowes Inc.	6,008	131,755
Xerox Corp.	25,165	163,069

		294,824
OFFICE FURNISHINGS—0.02%
Herman Miller Inc.	1,627	24,958
HNI Corp.	1,152	20,805
Interface Inc. Class A	1,547	9,591

		55,354
OIL & GAS—9.55%
Anadarko Petroleum Corp.	14,402	653,707
Apache Corp.	9,623	694,299
Atwood Oceanics Inc.(a)	1,610	40,105
Bill Barrett Corp.(a)	1,126	30,920
Cabot Oil & Gas Corp.	2,910	89,162
Chesapeake Energy Corp.	16,132	319,898
Chevron Corp.	57,673	3,820,836
Cimarex Energy Co.	2,436	69,036
Comstock Resources Inc.(a)	1,313	43,395
ConocoPhillips	42,570	1,790,494
Denbury Resources Inc.(a)	7,208	106,174
Devon Energy Corp.	12,739	694,276
Diamond Offshore Drilling Inc.	2,010	166,931
Encore Acquisition Co.(a)	1,548	47,756
ENSCO International Inc.	4,019	140,143
EOG Resources Inc.	7,184	487,937
EQT Corp.	3,709	129,481
Exxon Mobil Corp.	140,343	9,811,379
Forest Oil Corp.(a)	3,140	46,849
Frontier Oil Corp.	2,927	38,373
Helmerich & Payne Inc.	3,066	94,647
Hess Corp.	8,206	441,073
Holly Corp.	1,173	21,091
Marathon Oil Corp.	20,304	611,760
Mariner Energy Inc.(a)	2,923	34,345
Murphy Oil Corp.	5,509	299,249
Nabors Industries Ltd.(a)	8,164	127,195
Newfield Exploration Co.(a)	3,844	125,583
Noble Energy Inc.	4,995	294,555
Occidental Petroleum Corp.	23,292	1,532,847
Patterson-UTI Energy Inc.	4,574	58,822
Penn Virginia Corp.	1,392	22,787
Petroleum Development Corp.(a)	499	7,829
PetroQuest Energy Inc.(a)	1,293	4,771
Pioneer Drilling Co.(a)	1,505	7,209

Pioneer Natural Resources Co.	3,289	83,870
Plains Exploration & Production Co.(a)	3,453	94,474
Pride International Inc.(a)	4,919	123,270
Quicksilver Resources Inc.(a)	3,304	30,694
Range Resources Corp.	4,515	186,966
Rowan Companies Inc.	3,259	62,964
Southwestern Energy Co.(a)	9,930	385,781
St. Mary Land & Exploration Co.	1,793	37,420
Stone Energy Corp.(a)	1,003	7,442
Sunoco Inc.	3,334	77,349
Swift Energy Co.(a)	875	14,569
Tesoro Corp.	4,099	52,180
Unit Corp.(a)	1,384	38,157
Valero Energy Corp.	16,000	270,240
XTO Energy Inc.	16,651	635,069

		25,005,359
OIL & GAS SERVICES—1.59%
Baker Hughes Inc.	8,939	325,737
Basic Energy Services Inc.(a)	660	4,508
BJ Services Co.	8,493	115,760
Cameron International Corp.(a)	6,307	178,488
CARBO Ceramics Inc.	621	21,238
Dril-Quip Inc.(a)	862	32,842
Exterran Holdings Inc.(a)	1,705	27,348
FMC Technologies Inc.(a)	3,585	134,724
Gulf Island Fabrication Inc.	350	5,541
Halliburton Co.	25,905	536,234
Helix Energy Solutions Group Inc.(a)	2,694	29,284
Hornbeck Offshore Services Inc.(a)	747	15,978
ION Geophysical Corp.(a)	2,651	6,813
Lufkin Industries Inc.	479	20,142
Matrix Service Co.(a)	673	7,726
NATCO Group Inc. Class A(a)	517	17,020
National Oilwell Varco Inc.(a)	11,974	391,071
Oceaneering International Inc.(a)	1,560	70,512
Oil States International Inc.(a)	1,410	34,136
Schlumberger Ltd.	34,375	1,860,031
SEACOR Holdings Inc.(a)	557	41,909
Smith International Inc.	6,332	163,049
Superior Energy Services Inc.(a)	2,183	37,700
Superior Well Services Inc.(a)	488	2,904
Tetra Technologies Inc.(a)	2,062	16,414
Tidewater Inc.	1,458	62,504

		4,159,613
PACKAGING & CONTAINERS—0.25%
Ball Corp.	2,689	121,435
Bemis Co. Inc.	2,950	74,340
Greif Inc. Class A	1,031	45,591
Owens-Illinois Inc.(a)	4,820	135,008
Packaging Corp. of America	3,061	49,588
Pactiv Corp.(a)	3,698	80,247
Sealed Air Corp.	4,662	86,014
Sonoco Products Co.	2,917	69,862

		662,085

PHARMACEUTICALS—6.33%
Abbott Laboratories	44,404	2,088,764
Allergan Inc.	8,822	419,751
AmerisourceBergen Corp.	8,729	154,852
Bristol-Myers Squibb Co.	56,919	1,156,025
Cardinal Health Inc.	10,393	317,506
Catalyst Health Solutions Inc.(a)	1,154	28,781
Cephalon Inc.(a)(b)	2,123	120,268
Cubist Pharmaceuticals Inc.(a)	1,689	30,959
Eli Lilly and Co.	29,054	1,006,431
Endo Pharmaceuticals Holdings Inc.(a)	3,300	59,136
Express Scripts Inc.(a)	7,814	537,213
Forest Laboratories Inc.(a)	8,770	220,215
Gilead Sciences Inc.(a)	26,045	1,219,948
Hospira Inc.(a)	4,597	177,076
King Pharmaceuticals Inc.(a)	7,145	68,806
Mannatech Inc.(b)	487	1,607
Medco Health Solutions Inc.(a)	13,845	631,470
Medicis Pharmaceutical Corp. Class A	1,644	26,830
Merck & Co. Inc.	60,588	1,694,040
Mylan Inc.(a)(b)	8,882	115,910
NBTY Inc.(a)	1,652	46,454
Neogen Corp.(a)	431	12,490
Noven Pharmaceuticals Inc.(a)	760	10,868
Omnicare Inc.	3,090	79,598
OSI Pharmaceuticals Inc.(a)	1,682	47,483
Par Pharmaceutical Companies Inc.(a)	1,047	15,862
Perrigo Co.	2,315	64,311
PetMed Express Inc.(a)	671	10,085
Pfizer Inc.	194,207	2,913,105
PharMerica Corp.(a)	796	15,626
Salix Pharmaceuticals Ltd.(a)	1,423	14,045
Schering-Plough Corp.	46,790	1,175,365
Sepracor Inc.(a)	3,213	55,649
Theragenics Corp.(a)	1,010	1,303
United Therapeutics Corp.(a)	653	54,414
Valeant Pharmaceuticals International(a)(b)	2,403	61,805
VCA Antech Inc.(a)	2,428	64,828
ViroPharma Inc.(a)	2,420	14,351
Watson Pharmaceuticals Inc.(a)	2,965	99,891
Wyeth	38,303	1,738,573

		16,571,694
PIPELINES—0.42%
El Paso Corp.	20,408	188,366
National Fuel Gas Co.	2,313	83,453
ONEOK Inc.	3,099	91,390
Questar Corp.	5,042	156,605
Spectra Energy Corp.	18,404	311,396
Williams Companies Inc. (The)	16,716	260,937

		1,092,147
REAL ESTATE—0.04%
CB Richard Ellis Group Inc. Class A(a)	6,963	65,174
Forestar Group Inc.(a)	1,047	12,438
Jones Lang LaSalle Inc.	1,208	39,538

		117,150
REAL ESTATE INVESTMENT TRUSTS—1.43%
Acadia Realty Trust	954	12,450
Alexandria Real Estate Equities Inc.	1,135	40,622

AMB Property Corp.	4,320	81,259
Apartment Investment and Management Co. Class A	3,477	30,771
AvalonBay Communities Inc.	2,315	129,501
BioMed Realty Trust Inc.	2,238	22,895
Boston Properties Inc.	3,953	188,558
BRE Properties Inc. Class A	1,533	36,424
Camden Property Trust	1,788	49,349
Cedar Shopping Centers Inc.	1,284	5,804
Colonial Properties Trust	1,377	10,190
Corporate Office Properties Trust	1,646	48,277
Cousins Properties Inc.(b)	718	6,103
DiamondRock Hospitality Co.	2,835	17,747
Duke Realty Corp.	6,161	54,032
EastGroup Properties Inc.	661	21,826
Entertainment Properties Trust	921	18,973
Equity One Inc.(b)	1,039	13,777
Equity Residential	7,929	176,262
Essex Property Trust Inc.	783	48,726
Extra Space Storage Inc.	2,445	20,416
Federal Realty Investment Trust	1,691	87,120
Franklin Street Properties Corp.	1,711	22,671
HCP Inc.	7,837	166,066
Health Care REIT Inc.	3,248	110,757
Highwoods Properties Inc.	1,843	41,228
Home Properties Inc.	1,007	34,339
Hospitality Properties Trust	3,277	38,964
Host Hotels & Resorts Inc.	17,148	143,872
Inland Real Estate Corp.	1,828	12,796
Kilroy Realty Corp.	1,192	24,484
Kimco Realty Corp.	9,511	95,586
Kite Realty Group Trust	2,118	6,185
LaSalle Hotel Properties	1,798	22,187
Lexington Realty Trust	2,029	6,899
Liberty Property Trust	2,923	67,346
LTC Properties Inc.	623	12,740
Macerich Co. (The)	2,204	38,812
Mack-Cali Realty Corp.	2,220	50,616
Medical Properties Trust Inc.	2,182	13,245
Mid-America Apartment Communities Inc.	860	31,571
National Retail Properties Inc.	2,160	37,476
Nationwide Health Properties Inc.	2,893	74,466
Omega Healthcare Investors Inc.	2,374	36,844
Parkway Properties Inc.	715	9,295
Pennsylvania Real Estate Investment Trust(b)	1,022	5,110
Post Properties Inc.	1,266	17,015
ProLogis	12,745	102,725
PS Business Parks Inc.	378	18,310
Public Storage	3,577	234,222
Realty Income Corp.(b)	3,005	65,870
Regency Centers Corp.	2,271	79,281
Senior Housing Properties Trust	3,369	54,982
Simon Property Group Inc.	7,981	410,463
SL Green Realty Corp.(b)	2,146	49,229
Sovran Self Storage Inc.	689	16,949
Tanger Factory Outlet Centers Inc.	881	28,571
UDR Inc.	4,159	42,962
Urstadt Biddle Properties Inc. Class A	595	8,378
Ventas Inc.	4,510	134,669
Vornado Realty Trust	4,522	203,626

Weingarten Realty Investors	2,951	42,819

		3,734,708
RETAIL—6.54%
Abercrombie & Fitch Co. Class A	2,597	65,938
Advance Auto Parts Inc.	2,784	115,508
Aeropostale Inc.(a)	1,889	64,736
American Eagle Outfitters Inc.	6,094	86,352
AnnTaylor Stores Corp.(a)	1,760	14,045
AutoNation Inc.(a)(b)	3,231	56,058
AutoZone Inc.(a)	1,054	159,270
Barnes & Noble Inc.	978	20,176
Bed Bath & Beyond Inc.(a)	7,486	230,195
Best Buy Co. Inc.	9,779	327,499
Big 5 Sporting Goods Corp.	659	7,289
Big Lots Inc.(a)	2,419	50,872
BJ’s Wholesale Club Inc.(a)	1,624	52,342
Bob Evans Farms Inc.	823	23,653
Brinker International Inc.	2,941	50,085
Brown Shoe Co. Inc.	1,252	9,064
Buckle Inc. (The)	635	20,174
Buffalo Wild Wings Inc.(a)	482	15,675
Cabela’s Inc.(a)(b)	1,165	14,330
California Pizza Kitchen Inc.(a)	818	10,871
CarMax Inc.(a)	6,230	91,581
Casey’s General Stores Inc.	1,539	39,537
Cash America International Inc.	892	20,864
Cato Corp. (The) Class A	920	16,045
CEC Entertainment Inc.(a)	728	21,461
Charlotte Russe Holding Inc.(a)	757	9,750
Cheesecake Factory Inc. (The)(a)	1,633	28,251
Chico’s FAS Inc.(a)	5,247	51,053
Children’s Place Retail Stores Inc. (The)(a)	651	17,206
Chipotle Mexican Grill Inc. Class A(a)(b)	931	74,480
Christopher & Banks Corp.	1,051	7,052
CKE Restaurants Inc.	1,352	11,465
Coldwater Creek Inc.(a)	1,770	10,726
Collective Brands Inc.(a)	1,732	25,235
Copart Inc.(a)	1,811	62,787
Costco Wholesale Corp.	12,481	570,382
Cracker Barrel Old Country Store Inc.(b)	565	15,764
CVS Caremark Corp.	41,834	1,333,250
Darden Restaurants Inc.	3,923	129,381
Dick’s Sporting Goods Inc.(a)	2,529	43,499
DineEquity Inc.(b)	374	11,665
Dollar Tree Inc.(a)	2,544	107,102
Dress Barn Inc.(a)	1,408	20,134
Family Dollar Stores Inc.	4,080	115,464
Finish Line Inc. (The) Class A	1,537	11,405
First Cash Financial Services Inc.(a)	790	13,841
Foot Locker Inc.	4,588	48,036
Fred’s Inc. Class A	1,181	14,881
GameStop Corp. Class A(a)	4,782	105,252
Gap Inc. (The)	13,189	216,300
Genesco Inc.(a)	619	11,619
Group 1 Automotive Inc.	657	17,095
Haverty Furniture Companies Inc.	760	6,954
Hibbett Sports Inc.(a)	954	17,172
Home Depot Inc. (The)	48,740	1,151,726

Hot Topic Inc.(a)	1,385	10,124
HSN Inc.(a)	1,136	12,008
Insight Enterprises Inc.(a)	1,509	14,577
J. Crew Group Inc.(a)	1,515	40,935
J.C. Penney Co. Inc.	6,343	182,108
Jack in the Box Inc.(a)	1,561	35,044
Jo-Ann Stores Inc.(a)	666	13,766
Jos. A. Bank Clothiers Inc.(a)(b)	480	16,541
Kohl’s Corp.(a)(b)	8,728	373,122
Landry’s Restaurants Inc.(a)	522	4,489
Limited Brands Inc.	7,949	95,150
Lithia Motors Inc. Class A	420	3,881
Lowe’s Companies Inc.	42,387	822,732
Macy’s Inc.	12,285	144,472
MarineMax Inc.(a)	490	1,686
McDonald’s Corp.	31,698	1,822,318
Men’s Wearhouse Inc. (The)	1,557	29,863
Movado Group Inc.	616	6,493
MSC Industrial Direct Co. Inc. Class A	1,264	44,847
99 Cents Only Stores(a)	1,509	20,492
Nordstrom Inc.(b)	4,548	90,460
O’Charley’s Inc.	628	5,809
Office Depot Inc.(a)	8,340	38,030
OfficeMax Inc.	2,161	13,571
O’Reilly Automotive Inc.(a)(b)	3,908	148,817
P.F. Chang’s China Bistro Inc.(a)	608	19,492
Panera Bread Co. Class A(a)	916	45,672
Papa John’s International Inc.(a)	661	16,386
Pep Boys—Manny, Moe & Jack (The)	1,035	10,495
PetSmart Inc.	3,719	79,810
RadioShack Corp.	3,540	49,418
Red Robin Gourmet Burgers Inc.(a)	491	9,206
Regis Corp.	1,354	23,573
Ross Stores Inc.	3,597	138,844
Ruby Tuesday Inc.(a)	1,678	11,175
Ruth’s Hospitality Group Inc.(a)	420	1,541
Saks Inc.(a)(b)	3,819	16,918
School Specialty Inc.(a)	378	7,639
Sears Holdings Corp.(a)(b)	1,543	102,640
Sonic Automotive Inc.	919	9,337
Sonic Corp.(a)	1,811	18,164
Stage Stores Inc.	1,249	13,864
Staples Inc.	20,643	416,369
Starbucks Corp.(a)	21,169	294,037
Steak n Shake Co. (The)(a)	802	7,009
Stein Mart Inc.(a)	782	6,929
Target Corp.	21,618	853,262
Texas Roadhouse Inc. Class A(a)	1,560	17,020
Tiffany & Co.	3,485	88,380
TJX Companies Inc. (The)	11,907	374,594
Tractor Supply Co.(a)(b)	969	40,039
Tuesday Morning Corp.(a)	786	2,649
Tween Brands Inc.(a)	534	3,567
Under Armour Inc. Class A(a)(b)	1,054	23,589
Urban Outfitters Inc.(a)	3,305	68,975
Walgreen Co.	28,549	839,341
Wal-Mart Stores Inc.	64,219	3,110,768
Wendy’s/Arby’s Group Inc. Class A	11,694	46,776
Williams-Sonoma Inc.	2,550	30,269

World Fuel Services Corp.	801	33,025
Yum! Brands Inc.	13,302	443,489
Zale Corp.(a)	1,031	3,547
Zumiez Inc.(a)(b)	528	4,229

		17,115,919
SAVINGS & LOANS—0.23%
Astoria Financial Corp.	2,183	18,730
Brookline Bancorp Inc.	1,809	16,860
Dime Community Bancshares Inc.	791	7,206
First Niagara Financial Group Inc.	4,199	47,953
Hudson City Bancorp Inc.	14,831	197,104
New York Community Bancorp Inc.(b)	10,017	107,082
NewAlliance Bancshares Inc.	3,104	35,696
People’s United Financial Inc.	9,873	148,490
Washington Federal Inc.	2,556	33,228

		612,349
SEMICONDUCTORS—2.54%
Actel Corp.(a)	759	8,144
Advanced Micro Devices Inc.(a)	16,551	64,052
Altera Corp.	8,511	138,559
Analog Devices Inc.	8,415	208,524
Applied Materials Inc.	38,444	421,731
Atmel Corp.(a)	13,520	50,430
ATMI Inc.(a)	865	13,433
Broadcom Corp. Class A(a)	12,279	304,396
Brooks Automation Inc.(a)	1,533	6,868
Cabot Microelectronics Corp.(a)	601	17,002
Cohu Inc.	629	5,648
Cree Inc.(a)	2,481	72,917
Cypress Semiconductor Corp.(a)	4,316	39,707
Diodes Inc.(a)	870	13,607
DSP Group Inc.(a)	804	5,435
Exar Corp.(a)	1,511	10,864
Fairchild Semiconductor International Inc.(a)	3,550	24,815
Hittite Microwave Corp.(a)	541	18,800
Integrated Device Technology Inc.(a)	4,869	29,409
Intel Corp.	160,772	2,660,777
International Rectifier Corp.(a)	2,116	31,338
Intersil Corp. Class A	3,562	44,774
KLA-Tencor Corp.	4,863	122,791
Kopin Corp.(a)	1,949	7,153
Kulicke and Soffa Industries Inc.(a)	1,511	5,183
Lam Research Corp.(a)	3,699	96,174
Linear Technology Corp.	6,489	151,518
LSI Corp.(a)	18,250	83,220
MEMC Electronic Materials Inc.(a)	6,346	113,022
Micrel Inc.	1,033	7,562
Microchip Technology Inc.	5,353	120,710
Micron Technology Inc.(a)	24,768	125,326
Microsemi Corp.(a)	2,513	34,679
MKS Instruments Inc.(a)	1,294	17,068
National Semiconductor Corp.	5,485	68,837
Novellus Systems Inc.(a)	2,937	49,048
NVIDIA Corp.(a)	15,813	178,529
Pericom Semiconductor Corp.(a)	914	7,696
Qlogic Corp.(a)	3,527	44,722
Rudolph Technologies Inc.(a)	662	3,654

Semtech Corp.(a)	1,902	30,261
Silicon Laboratories Inc.(a)	1,225	46,477
Skyworks Solutions Inc.(a)	4,827	47,208
Standard Microsystems Corp.(a)	612	12,515
Supertex Inc.(a)	392	9,843
Teradyne Inc.(a)	5,099	34,979
Texas Instruments Inc.	36,535	778,196
TriQuint Semiconductor Inc.(a)	4,157	22,074
Ultratech Inc.(a)	670	8,248
Varian Semiconductor Equipment Associates Inc.(a)	2,065	49,539
Veeco Instruments Inc.(a)	887	10,280
Xilinx Inc.	8,030	164,294

		6,642,036
SOFTWARE—4.64%
ACI Worldwide Inc.(a)	1,131	15,789
Acxiom Corp.	1,767	15,603
Adobe Systems Inc.(a)	14,982	423,991
Advent Software Inc.(a)	402	13,182
ANSYS Inc.(a)	2,496	77,775
Autodesk Inc.(a)	6,498	123,332
Automatic Data Processing Inc.	14,461	512,498
Avid Technology Inc.(a)	788	10,567
Blackbaud Inc.	1,295	20,137
BMC Software Inc.(a)	5,370	181,452
Broadridge Financial Solutions Inc.	4,077	67,597
CA Inc.	11,215	195,477
Cerner Corp.(a)(b)	1,915	119,285
Citrix Systems Inc.(a)	5,135	163,755
CommVault Systems Inc.(a)	1,208	20,029
Computer Programs and Systems Inc.	273	10,459
Compuware Corp.(a)	6,896	47,307
Concur Technologies Inc.(a)	1,154	35,866
CSG Systems International Inc.(a)	1,137	15,054
Digi International Inc.(a)	664	6,474
Dun & Bradstreet Corp. (The)	1,545	125,469
Ebix Inc.(a)	257	8,049
Eclipsys Corp.(a)	1,558	27,701
Electronic Arts Inc.(a)	9,252	200,953
Epicor Software Corp.(a)	1,669	8,846
EPIQ Systems Inc.(a)	1,128	17,315
Fair Isaac Corp.	1,522	23,530
Fidelity National Information Services Inc.	5,447	108,722
Fiserv Inc.(a)	4,474	204,462
Global Payments Inc.	2,295	85,971
IMS Health Inc.	5,404	68,631
Informatica Corp.(a)	2,565	44,092
Intuit Inc.(a)	9,342	263,071
JDA Software Group Inc.(a)	875	13,090
ManTech International Corp. Class A(a)	641	27,589
MasterCard Inc. Class A	2,091	349,845
Metavante Technologies Inc.(a)	2,657	68,710
Microsoft Corp.	220,111	5,232,038
Novell Inc.(a)	10,076	45,644
Omnicell Inc.(a)	1,020	10,965
Oracle Corp.	109,052	2,335,894
Parametric Technology Corp.(a)	3,321	38,822
Paychex Inc.	9,289	234,083
Phase Forward Inc.(a)	1,266	19,129

Phoenix Technologies Ltd.(a)	803	2,176
Progress Software Corp.(a)	1,245	26,357
Quality Systems Inc.(b)	496	28,252
Salesforce.com Inc.(a)	3,017	115,159
SEI Investments Co.	3,705	66,838
Smith Micro Software Inc.(a)	657	6,452
SPSS Inc.(a)	533	17,786
Sybase Inc.(a)	2,404	75,341
SYNNEX Corp.(a)	500	12,495
Take-Two Interactive Software Inc.	2,119	20,067
Taleo Corp. Class A(a)	889	16,242
THQ Inc.(a)	1,911	13,683
Total System Services Inc.	5,617	75,212
Wind River Systems Inc.(a)	2,177	24,948

		12,139,258
STORAGE & WAREHOUSING—0.01%
Mobile Mini Inc.(a)	932	13,672

		13,672
TELECOMMUNICATIONS—6.09%
Adaptec Inc.(a)	3,397	9,002
ADC Telecommunications Inc.(a)(b)	2,664	21,205
ADTRAN Inc.	1,681	36,091
American Tower Corp. Class A(a)	11,495	362,437
Anixter International Inc.(a)	874	32,854
Applied Signal Technology Inc.	357	9,107
ARRIS Group Inc.(a)	3,391	41,235
AT&T Inc.	169,714	4,215,696
Black Box Corp.	529	17,706
Cbeyond Inc.(a)	737	10,576
CenturyTel Inc.	2,910	89,337
Ciena Corp.(a)	2,670	27,635
Cincinnati Bell Inc.(a)	5,799	16,469
Cisco Systems Inc.(a)	165,983	3,093,923
CommScope Inc.(a)	2,347	61,632
Comtech Telecommunications Corp.(a)	755	24,069
Corning Inc.	44,811	719,665
Embarq Corp.	4,273	179,722
EMS Technologies Inc.(a)	456	9,530
FairPoint Communications Inc.	2,306	1,384
Frontier Communications Corp.	9,234	65,931
General Communication Inc. Class A(a)	1,384	9,591
Harmonic Inc.(a)	3,058	18,012
Harris Corp.	3,742	106,123
Iowa Telecommunications Services Inc.	929	11,622
JDS Uniphase Corp.(a)	6,751	38,616
Juniper Networks Inc.(a)	15,012	354,283
MetroPCS Communications Inc.(a)	7,282	96,923
Motorola Inc.	65,602	434,941
NETGEAR Inc.(a)	1,012	14,583
Network Equipment Technologies Inc.(a)	803	3,421
NeuStar Inc. Class A(a)	2,182	48,353
Neutral Tandem Inc.(a)	516	15,232
Newport Corp.(a)	1,161	6,722
Novatel Wireless Inc.(a)	888	8,010
Plantronics Inc.	1,312	24,810
Polycom Inc.(a)	2,499	50,655
QUALCOMM Inc.	47,663	2,154,368

Qwest Communications International Inc.	41,975	174,196
RF Micro Devices Inc.(a)	8,132	30,576
Sprint Nextel Corp.(a)	82,434	396,508
Symmetricom Inc.(a)	1,511	8,718
Syniverse Holdings Inc.(a)	1,506	24,141
Tekelec(a)	1,908	32,112
Telephone and Data Systems Inc.	2,862	80,995
Tellabs Inc.(a)	11,297	64,732
3Com Corp.(a)	10,703	50,411
Tollgrade Communications Inc.(a)	363	1,902
Verizon Communications Inc.	81,774	2,512,915
Viasat Inc.(a)	864	22,153
Windstream Corp.	12,567	105,060

		15,945,890
TEXTILES—0.06%
Cintas Corp.	3,720	84,965
G&K Services Inc. Class A	478	10,110
Mohawk Industries Inc.(a)	1,671	59,621
UniFirst Corp.	402	14,942

		169,638
TOYS, GAMES & HOBBIES—0.12%
Hasbro Inc.	3,569	86,513
JAKKS Pacific Inc.(a)	781	10,020
Marvel Entertainment Inc.(a)	1,425	50,716
Mattel Inc.	10,266	164,769
RC2 Corp.(a)	609	8,057

		320,075
TRANSPORTATION—1.94%
Alexander & Baldwin Inc.	1,153	27,026
Arkansas Best Corp.	764	20,131
Bristow Group Inc.(a)	880	26,074
Burlington Northern Santa Fe Corp.	8,002	588,467
C.H. Robinson Worldwide Inc.	4,919	256,526
Con-way Inc.	1,369	48,339
CSX Corp.	11,198	387,787
Expeditors International Washington Inc.	6,078	202,641
FedEx Corp.	8,989	499,968
Forward Air Corp.	913	19,465
Heartland Express Inc.	1,386	20,402
Hub Group Inc. Class A(a)	1,163	24,004
J.B. Hunt Transport Services Inc.	2,290	69,914
Kansas City Southern Industries Inc.(a)	2,635	42,450
Kirby Corp.(a)	1,539	48,925
Knight Transportation Inc.	1,767	29,244
Landstar System Inc.	1,535	55,122
Norfolk Southern Corp.	10,599	399,264
Old Dominion Freight Line Inc.(a)	732	24,573
Overseas Shipholding Group Inc.	750	25,530
Ryder System Inc.	1,667	46,543
Union Pacific Corp.	14,498	754,766
United Parcel Service Inc. Class B	28,591	1,429,264
Werner Enterprises Inc.	1,129	20,457

		5,066,882
TRUCKING & LEASING—0.01%
GATX Corp.	1,336	34,362

		34,362

WATER—0.03%
American States Water Co.	500	17,320
Aqua America Inc.	3,837	68,682

		86,002

TOTAL COMMON STOCKS
(Cost: $350,846,900)		261,409,941

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.30%

MONEY MARKET FUNDS—1.30%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40%(c)(d)(e)	2,755,670	2,755,670
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32%(c)(d)(e)	480,682	480,682
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%(c)(d)	168,996	168,996

		3,405,348

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,405,348)		3,405,348

TOTAL INVESTMENTS IN SECURITIES—101.17%
(Cost: $354,252,248)		264,815,289
SHORT POSITIONS(f)—(0.00)%
COMMON STOCKS—(0.00)%
Ingersoll-Rand Co. Ltd. Class A	(432)	(9,029)

		(9,029)

TOTAL SHORT POSITIONS
(Proceeds: $9,029)		(9,029)
Other Assets, Less Liabilities—(1.17)%		(3,042,999)

NET ASSETS—100.00%		$261,763,261

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(f)	The short position resulted from an in-kind redemption and was closed the following business day.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 INDEX FUND

June 30, 2009

Security	Shares	Value

COMMON STOCKS—99.88%

ADVERTISING—0.15%
Interpublic Group of Companies Inc. (The)(a)	1,089,395	$5,501,445
Omnicom Group Inc.	707,449	22,341,239

		27,842,684
AEROSPACE & DEFENSE—2.24%
Boeing Co. (The)	1,654,007	70,295,298
General Dynamics Corp.	876,998	48,576,919
Goodrich Corp.	281,942	14,088,642
L-3 Communications Holdings Inc.	265,271	18,404,502
Lockheed Martin Corp.	744,028	60,005,858
Northrop Grumman Corp.	737,202	33,675,387
Raytheon Co.	897,875	39,892,586
Rockwell Collins Inc.	360,515	15,044,291
United Technologies Corp.	2,145,532	111,481,843

		411,465,326
AGRICULTURE—2.42%
Altria Group Inc.	4,709,278	77,185,066
Archer-Daniels-Midland Co.	1,462,793	39,158,969
Lorillard Inc.	382,730	25,937,612
Monsanto Co.	1,242,976	92,402,836
Philip Morris International Inc.	4,467,487	194,871,783
Reynolds American Inc.	384,634	14,854,565

		444,410,831
AIRLINES—0.06%
Southwest Airlines Co.	1,686,735	11,351,727

		11,351,727
APPAREL—0.45%
Coach Inc.	722,842	19,429,993
Nike Inc. Class B(b)	882,604	45,701,235
Polo Ralph Lauren Corp.	129,029	6,908,213
VF Corp.	202,019	11,181,752

		83,221,193
AUTO MANUFACTURERS—0.39%
Ford Motor Co.(a)	7,332,054	44,505,568
PACCAR Inc.	828,126	26,922,376

		71,427,944
AUTO PARTS & EQUIPMENT—0.19%
Goodyear Tire & Rubber Co. (The)(a)	551,894	6,214,326
Johnson Controls Inc.	1,354,886	29,428,124

		35,642,450
BANKS—4.95%
Bank of America Corp.	18,418,874	243,129,137

Bank of New York Mellon Corp. (The)	2,722,753	79,803,890
BB&T Corp.(b)	1,474,379	32,406,850
Comerica Inc.	343,509	7,265,215
Discover Financial Services	1,096,614	11,262,226
Fifth Third Bancorp	1,671,203	11,865,541
First Horizon National Corp.(a)	490,219	5,882,628
Huntington Bancshares Inc.	1,241,616	5,189,955
KeyCorp	1,615,872	8,467,169
M&T Bank Corp.(b)	186,778	9,512,604
Marshall & Ilsley Corp.	805,783	3,867,758
Northern Trust Corp.	548,867	29,463,181
PNC Financial Services Group Inc. (The)	1,048,630	40,697,330
Regions Financial Corp.(b)	2,626,584	10,611,399
State Street Corp.	1,124,600	53,081,120
SunTrust Banks Inc.	1,057,734	17,399,724
U.S. Bancorp	4,322,343	77,456,387
Wells Fargo & Co.	10,603,954	257,251,924
Zions Bancorporation(b)	261,338	3,021,067

		907,635,105
BEVERAGES—2.60%
Brown-Forman Corp. Class B	222,321	9,555,357
Coca-Cola Co. (The)	4,534,243	217,598,322
Coca-Cola Enterprises Inc.	721,984	12,021,034
Constellation Brands Inc. Class A(a)	449,404	5,698,443
Dr Pepper Snapple Group Inc.(a)	577,961	12,246,994
Molson Coors Brewing Co. Class B	339,383	14,366,082
Pepsi Bottling Group Inc.	311,595	10,544,375
PepsiCo Inc.	3,545,581	194,865,132

		476,895,739
BIOTECHNOLOGY—1.43%
Amgen Inc.(a)	2,305,712	122,064,393
Biogen Idec Inc.(a)	657,669	29,693,755
Celgene Corp.(a)	1,048,425	50,156,652
Genzyme Corp.(a)	614,817	34,226,862
Life Technologies Corp.(a)(b)	398,196	16,612,737
Millipore Corp.(a)	126,233	8,862,819

		261,617,218
BUILDING MATERIALS—0.04%
Masco Corp.	818,046	7,836,881

		7,836,881
CHEMICALS—1.36%
Air Products and Chemicals Inc.	478,296	30,893,139
CF Industries Holdings Inc.	110,336	8,180,311
Dow Chemical Co. (The)	2,451,523	39,567,581
E.I. du Pont de Nemours and Co.	2,058,081	52,728,035
Eastman Chemical Co.	166,010	6,291,779
Ecolab Inc.	382,234	14,903,304
International Flavors & Fragrances Inc.	180,154	5,894,639
PPG Industries Inc.	375,172	16,470,051
Praxair Inc.	700,328	49,772,311
Sherwin-Williams Co. (The)	223,952	12,037,420
Sigma-Aldrich Corp.	277,935	13,774,459

		250,513,029
COAL—0.20%
CONSOL Energy Inc.	411,220	13,965,031
Massey Energy Co.	194,833	3,807,037
Peabody Energy Corp.	608,528	18,353,204

		36,125,272

COMMERCIAL SERVICES—0.83%
Apollo Group Inc. Class A(a)	245,494	17,459,533
Convergys Corp.(a)	277,382	2,574,105
DeVry Inc.	140,877	7,049,485
Equifax Inc.	287,553	7,505,133
H&R Block Inc.	773,364	13,325,062
Iron Mountain Inc.(a)	409,738	11,779,968
McKesson Corp.	618,846	27,229,224
Monster Worldwide Inc.(a)(b)	287,532	3,395,753
Moody’s Corp.	434,704	11,454,450
Quanta Services Inc.(a)	443,509	10,258,363
R.R. Donnelley & Sons Co.	469,169	5,451,744
Robert Half International Inc.	349,203	8,248,175
Western Union Co.	1,596,014	26,174,630

		151,905,625
COMPUTERS—5.64%
Affiliated Computer Services Inc. Class A(a)	222,227	9,871,323
Apple Inc.(a)	2,031,758	289,383,292
Cognizant Technology Solutions Corp. Class A(a)	664,937	17,753,818
Computer Sciences Corp.(a)	344,858	15,277,209
Dell Inc.(a)	3,960,969	54,384,104
EMC Corp.(a)	4,584,919	60,062,439
Hewlett-Packard Co.	5,434,685	210,050,575
International Business Machines Corp.	3,009,435	314,245,203
Lexmark International Inc. Class A(a)	177,220	2,808,937
NetApp Inc.(a)	752,921	14,847,602
SanDisk Corp.(a)(b)	517,980	7,609,126
Sun Microsystems Inc.(a)	1,698,727	15,662,263
Teradata Corp.(a)	393,290	9,214,785
Western Digital Corp.(a)	506,365	13,418,673

		1,034,589,349
COSMETICS & PERSONAL CARE—2.47%
Avon Products Inc.	971,575	25,047,204
Colgate-Palmolive Co.	1,137,809	80,488,609
Estee Lauder Companies Inc. (The) Class A	264,174	8,630,565
Procter & Gamble Co. (The)	6,638,123	339,208,085

		453,374,463
DISTRIBUTION & WHOLESALE—0.18%
Fastenal Co.(b)	294,252	9,760,339
Genuine Parts Co.	363,032	12,183,354
W.W. Grainger Inc.	141,668	11,599,776

		33,543,469
DIVERSIFIED FINANCIAL SERVICES—5.02%
American Express Co.	2,704,535	62,853,393
Ameriprise Financial Inc.	580,090	14,078,784
Capital One Financial Corp.	1,029,347	22,522,112
Charles Schwab Corp. (The)	2,139,747	37,531,162
CIT Group Inc.	888,783	1,910,883
Citigroup Inc.(b)	12,529,304	37,212,033
CME Group Inc.	151,156	47,026,143
E*TRADE Financial Corp.(a)(b)	2,297,378	2,940,644
Federated Investors Inc. Class B	203,238	4,896,003
Franklin Resources Inc.	342,879	24,690,717
Goldman Sachs Group Inc. (The)	1,146,544	169,046,447
IntercontinentalExchange Inc.(a)	166,066	18,971,380
Invesco Ltd.	937,099	16,699,104
Janus Capital Group Inc.	367,774	4,192,624
JPMorgan Chase & Co.	8,884,767	303,059,402

Legg Mason Inc.	326,386	7,957,291
Morgan Stanley	3,078,579	87,770,287
NASDAQ OMX Group Inc. (The)(a)	313,846	6,688,058
NYSE Euronext Inc.	591,496	16,118,266
SLM Corp.(a)	1,063,615	10,923,326
T. Rowe Price Group Inc.(b)	581,438	24,228,521

		921,316,580
ELECTRIC—3.75%
AES Corp. (The)(a)	1,517,631	17,619,696
Allegheny Energy Inc.	385,732	9,894,026
Ameren Corp.	486,842	12,117,497
American Electric Power Co. Inc.	1,086,692	31,394,532
CenterPoint Energy Inc.	795,166	8,810,439
CMS Energy Corp.	517,575	6,252,306
Consolidated Edison Inc.(b)	625,793	23,417,174
Constellation Energy Group Inc.	453,508	12,054,243
Dominion Resources Inc.	1,343,995	44,916,313
DTE Energy Co.	374,090	11,970,880
Duke Energy Corp.	2,931,733	42,773,984
Dynegy Inc. Class A(a)	1,167,451	2,650,114
Edison International	741,527	23,328,439
Entergy Corp.	446,926	34,645,704
Exelon Corp.	1,500,385	76,834,716
FirstEnergy Corp.	693,754	26,882,968
FPL Group Inc.	935,654	53,201,286
Integrys Energy Group Inc.	174,880	5,244,651
Northeast Utilities	399,112	8,904,189
Pepco Holdings Inc.	500,188	6,722,527
PG&E Corp.	839,079	32,254,197
Pinnacle West Capital Corp.	230,951	6,963,173
PPL Corp.	857,352	28,258,322
Progress Energy Inc.	635,041	24,023,601
Public Service Enterprise Group Inc.	1,153,015	37,622,879
SCANA Corp.	277,310	9,004,256
Southern Co.	1,782,125	55,531,015
TECO Energy Inc.	483,716	5,770,732
Wisconsin Energy Corp.	266,202	10,837,083
Xcel Energy Inc.	1,037,807	19,106,027

		689,006,969
ELECTRICAL COMPONENTS & EQUIPMENT—0.33%
Emerson Electric Co.	1,711,537	55,453,799
Molex Inc.	314,998	4,898,219

		60,352,018
ELECTRONICS—0.51%
Agilent Technologies Inc.(a)	781,644	15,875,190
Amphenol Corp. Class A	389,978	12,338,904
FLIR Systems Inc.(a)(b)	342,216	7,720,393
Jabil Circuit Inc.	488,237	3,622,719
PerkinElmer Inc.	266,580	4,638,492
Thermo Fisher Scientific Inc.(a)	953,145	38,859,722
Waters Corp.(a)	219,519	11,298,643

		94,354,063
ENGINEERING & CONSTRUCTION—0.18%
Fluor Corp.	409,316	20,993,818
Jacobs Engineering Group Inc.(a)	280,815	11,819,503

		32,813,321

ENTERTAINMENT—0.06%
International Game Technology	676,712	10,759,721

		10,759,721
ENVIRONMENTAL CONTROL—0.32%
Republic Services Inc.	732,909	17,890,309
Stericycle Inc.(a)(b)	193,352	9,963,429
Waste Management Inc.	1,121,472	31,580,652

		59,434,390
FOOD—2.07%
Campbell Soup Co.	454,610	13,374,626
ConAgra Foods Inc.	1,017,933	19,401,803
Dean Foods Co.(a)	402,957	7,732,745
General Mills Inc.	749,510	41,987,550
H.J. Heinz Co.	716,036	25,562,485
Hershey Co. (The)	377,289	13,582,404
Hormel Foods Corp.	159,735	5,517,247
J.M. Smucker Co. (The)	269,610	13,119,223
Kellogg Co.	574,598	26,759,029
Kraft Foods Inc. Class A	3,354,291	84,997,734
Kroger Co. (The)	1,486,807	32,784,094
McCormick & Co. Inc. NVS	296,639	9,649,667
Safeway Inc.	969,346	19,745,578
Sara Lee Corp.	1,582,976	15,449,846
SUPERVALU Inc.	481,961	6,241,395
Sysco Corp.	1,344,608	30,226,788
Tyson Foods Inc. Class A	687,699	8,671,884
Whole Foods Market Inc.(b)	318,914	6,052,988

		380,857,086
FOREST PRODUCTS & PAPER—0.26%
International Paper Co.	984,741	14,899,131
MeadWestvaco Corp.	390,665	6,410,813
Plum Creek Timber Co. Inc.(b)	370,708	11,039,684
Weyerhaeuser Co.	481,156	14,641,577

		46,991,205
GAS—0.21%
Nicor Inc.	103,153	3,571,157
NiSource Inc.	627,509	7,316,755
Sempra Energy	556,962	27,642,024

		38,529,936
HAND & MACHINE TOOLS—0.07%
Black & Decker Corp. (The)	137,497	3,940,664
Snap-On Inc.	131,080	3,767,239
Stanley Works (The)	180,468	6,107,037

		13,814,940
HEALTH CARE - PRODUCTS—3.94%
Baxter International Inc.	1,378,012	72,979,516
Becton, Dickinson and Co.	545,805	38,921,355
Boston Scientific Corp.(a)	3,433,287	34,813,530
C.R. Bard Inc.	226,026	16,827,636
DENTSPLY International Inc.(b)	338,215	10,322,322
Intuitive Surgical Inc.(a)(b)	86,161	14,101,109
Johnson & Johnson	6,275,693	356,459,362
Medtronic Inc.	2,546,847	88,859,492
Patterson Companies Inc.(a)(b)	208,739	4,529,636
St. Jude Medical Inc.(a)	789,431	32,445,614
Stryker Corp.	542,353	21,553,108
Varian Medical Systems Inc.(a)	284,989	10,014,513
Zimmer Holdings Inc.(a)	489,567	20,855,554

		722,682,747

HEALTH CARE - SERVICES—1.19%
Aetna Inc.	1,017,036	25,476,752
Coventry Health Care Inc.(a)	338,574	6,334,720
DaVita Inc.(a)	235,460	11,645,852
Humana Inc.(a)	386,833	12,479,233
Laboratory Corp. of America Holdings(a)	246,517	16,711,387
Quest Diagnostics Inc.	341,768	19,285,968
Tenet Healthcare Corp.(a)	947,121	2,670,881
UnitedHealth Group Inc.	2,709,262	67,677,365
WellPoint Inc.(a)	1,103,845	56,174,672

		218,456,830
HOLDING COMPANIES - DIVERSIFIED—0.05%
Leucadia National Corp.(a)	412,434	8,698,233

		8,698,233
HOME BUILDERS—0.10%
Centex Corp.	282,613	2,390,906
D.R. Horton Inc.	628,799	5,885,559
KB Home	162,139	2,218,062
Lennar Corp. Class A	321,884	3,119,056
Pulte Homes Inc.(b)	490,266	4,329,049

		17,942,632
HOME FURNISHINGS—0.05%
Harman International Industries Inc.	158,311	2,976,247
Whirlpool Corp.(b)	168,127	7,155,485

		10,131,732
HOUSEHOLD PRODUCTS & WARES—0.47%
Avery Dennison Corp.	257,554	6,613,987
Clorox Co. (The)	316,500	17,670,195
Fortune Brands Inc.	341,959	11,879,656
Kimberly-Clark Corp.	943,460	49,465,608

		85,629,446
HOUSEWARES—0.04%
Newell Rubbermaid Inc.	633,850	6,598,379

		6,598,379
INSURANCE—2.43%
Aflac Inc.	1,065,375	33,122,509
Allstate Corp. (The)	1,222,698	29,833,831
American International Group Inc.(b)	6,140,751	7,123,271
Aon Corp.	629,987	23,857,608
Assurant Inc.	269,397	6,489,774
Chubb Corp.	802,588	32,007,209
CIGNA Corp.	620,760	14,954,108
Cincinnati Financial Corp.	369,543	8,259,286
Genworth Financial Inc. Class A	988,359	6,908,629
Hartford Financial Services Group Inc. (The)	740,301	8,787,373
Lincoln National Corp.	673,291	11,587,338
Loews Corp.	822,058	22,524,389
Marsh & McLennan Companies Inc.	1,189,206	23,938,717
MBIA Inc.(a)(b)	390,025	1,688,808
MetLife Inc.	1,864,299	55,947,613
Principal Financial Group Inc.	707,249	13,324,571
Progressive Corp. (The)(a)	1,551,507	23,443,271
Prudential Financial Inc.	1,054,609	39,252,547
Torchmark Corp.	188,493	6,981,781
Travelers Companies Inc. (The)	1,333,420	54,723,557

Unum Group	754,202	11,961,644
XL Capital Ltd. Class A	777,647	8,911,835

		445,629,669
INTERNET—2.46%
Akamai Technologies Inc.(a)	393,900	7,555,002
Amazon.com Inc.(a)	733,938	61,401,253
eBay Inc.(a)	2,462,201	42,177,503
Expedia Inc.(a)	479,126	7,239,594
Google Inc. Class A(a)	546,849	230,546,070
McAfee Inc.(a)	354,318	14,948,676
Symantec Corp.(a)	1,864,385	29,009,831
VeriSign Inc.(a)	440,450	8,139,516
Yahoo! Inc.(a)	3,177,212	49,755,140

		450,772,585
IRON & STEEL—0.31%
AK Steel Holding Corp.	249,069	4,779,634
Allegheny Technologies Inc.	223,224	7,797,214
Nucor Corp.	716,254	31,823,165
United States Steel Corp.	326,146	11,656,458

		56,056,471
LEISURE TIME—0.19%
Carnival Corp.	999,045	25,745,390
Harley-Davidson Inc.	535,361	8,678,202

		34,423,592
LODGING—0.19%
Marriott International Inc. Class A	675,716	14,913,052
Starwood Hotels & Resorts Worldwide Inc.(b)	425,361	9,443,014
Wyndham Worldwide Corp.	405,723	4,917,363
Wynn Resorts Ltd.(a)(b)	155,014	5,471,994

		34,745,423
MACHINERY—0.66%
Caterpillar Inc.(b)	1,370,669	45,286,904
Cummins Inc.	459,442	16,176,953
Deere & Co.	963,231	38,481,078
Flowserve Corp.	127,371	8,891,770
Manitowoc Co. Inc. (The)	297,412	1,564,387
Rockwell Automation Inc.	322,971	10,373,829

		120,774,921
MANUFACTURING—3.25%
Cooper Industries Ltd. Class A	379,048	11,769,440
Danaher Corp.	581,092	35,876,620
Dover Corp.	423,482	14,013,019
Eastman Kodak Co.	616,211	1,823,985
Eaton Corp.	377,579	16,843,799
General Electric Co.	24,117,434	282,656,327
Honeywell International Inc.	1,694,253	53,199,544
Illinois Tool Works Inc.	876,352	32,722,984
Ingersoll-Rand Co. Ltd. Class A	546	11,411
ITT Corp.	414,226	18,433,057
Leggett & Platt Inc.	358,263	5,456,346
Pall Corp.	268,337	7,127,031
Parker Hannifin Corp.	365,366	15,696,123
Textron Inc.	612,770	5,919,358
3M Co.	1,581,506	95,048,511

		596,597,555

MEDIA—2.42%
CBS Corp. Class B	1,547,074	10,705,752
Comcast Corp. Class A	6,567,097	95,157,236
DIRECTV Group Inc. (The)(a)	1,194,881	29,525,510
Gannett Co. Inc.	538,087	1,920,971
McGraw-Hill Companies Inc. (The)	715,795	21,552,587
Meredith Corp.(b)	82,417	2,105,754
New York Times Co. (The) Class A(b)	266,213	1,466,834
News Corp. Class A	5,239,723	47,733,877
Scripps Networks Interactive Inc. Class A	206,225	5,739,242
Time Warner Cable Inc.	801,845	25,394,431
Time Warner Inc.	2,725,073	68,644,589
Viacom Inc. Class B(a)	1,382,341	31,379,141
Walt Disney Co. (The)	4,228,875	98,659,654
Washington Post Co. (The) Class B	13,676	4,816,414

		444,801,992
METAL FABRICATE & HARDWARE—0.13%
Precision Castparts Corp.	318,753	23,278,532

		23,278,532
MINING—0.70%
Alcoa Inc.	2,217,321	22,904,926
Freeport-McMoRan Copper & Gold Inc.	937,985	47,002,428
Newmont Mining Corp.	1,114,842	45,563,593
Titanium Metals Corp.(b)	194,713	1,789,412
Vulcan Materials Co.(b)	277,434	11,957,405

		129,217,764
OFFICE & BUSINESS EQUIPMENT—0.13%
Pitney Bowes Inc.	469,978	10,306,618
Xerox Corp.	1,968,753	12,757,519

		23,064,137
OIL & GAS—10.34%
Anadarko Petroleum Corp.	1,137,029	51,609,746
Apache Corp.	763,448	55,082,773
Cabot Oil & Gas Corp.	237,062	7,263,580
Chesapeake Energy Corp.	1,282,534	25,432,649
Chevron Corp.	4,565,569	302,468,946
ConocoPhillips	3,374,267	141,921,670
Denbury Resources Inc.(a)	566,797	8,348,920
Devon Energy Corp.	1,011,056	55,102,552
Diamond Offshore Drilling Inc.(b)	158,207	13,139,091
ENSCO International Inc.	322,862	11,258,198
EOG Resources Inc.	570,268	38,732,603
EQT Corp.	298,038	10,404,507
Exxon Mobil Corp.	11,113,241	776,926,677
Hess Corp.	648,388	34,850,855
Marathon Oil Corp.	1,612,192	48,575,345
Murphy Oil Corp.	434,217	23,586,667
Nabors Industries Ltd.(a)	644,499	10,041,294
Noble Energy Inc.	394,522	23,264,962
Occidental Petroleum Corp.	1,846,115	121,492,828
Pioneer Natural Resources Co.	259,684	6,621,942
Range Resources Corp.	356,334	14,755,791
Rowan Companies Inc.	258,112	4,986,724
Southwestern Energy Co.(a)	783,274	30,430,195
Sunoco Inc.	265,722	6,164,750
Tesoro Corp.	314,920	4,008,932
Valero Energy Corp.	1,266,149	21,385,257
XTO Energy Inc.	1,320,377	50,359,179

		1,898,216,633

OIL & GAS SERVICES—1.60%
Baker Hughes Inc.	705,051	25,692,058
BJ Services Co.	665,116	9,065,531
Cameron International Corp.(a)	493,958	13,979,011
FMC Technologies Inc.(a)	281,397	10,574,899
Halliburton Co.	2,043,810	42,306,867
National Oilwell Varco Inc.(a)	953,152	31,129,944
Schlumberger Ltd.	2,724,837	147,440,930
Smith International Inc.	499,291	12,856,743

		293,045,983
PACKAGING & CONTAINERS—0.21%
Ball Corp.	214,486	9,686,188
Bemis Co. Inc.	228,301	5,753,185
Owens-Illinois Inc.(a)	382,629	10,717,438
Pactiv Corp.(a)	300,256	6,515,555
Sealed Air Corp.	361,344	6,666,797

		39,339,163
PHARMACEUTICALS—6.84%
Abbott Laboratories	3,519,796	165,571,204
Allergan Inc.	700,870	33,347,395
AmerisourceBergen Corp.	687,514	12,196,498
Bristol-Myers Squibb Co.	4,511,608	91,630,758
Cardinal Health Inc.	819,432	25,033,648
Cephalon Inc.(a)(b)	168,549	9,548,301
Eli Lilly and Co.	2,302,960	79,774,534
Express Scripts Inc.(a)	617,795	42,473,406
Forest Laboratories Inc.(a)	686,531	17,238,793
Gilead Sciences Inc.(a)(b)	2,064,376	96,695,372
Hospira Inc.(a)	365,747	14,088,574
King Pharmaceuticals Inc.(a)	563,369	5,425,243
Medco Health Solutions Inc.(a)	1,098,695	50,111,479
Merck & Co. Inc.(b)	4,802,567	134,279,773
Mylan Inc.(a)(b)	694,127	9,058,357
Pfizer Inc.	15,368,393	230,525,895
Schering-Plough Corp.	3,708,660	93,161,539
Watson Pharmaceuticals Inc.(a)	239,715	8,075,998
Wyeth	3,037,211	137,859,007

		1,256,095,774
PIPELINES—0.39%
El Paso Corp.	1,595,154	14,723,271
Questar Corp.	396,383	12,311,656
Spectra Energy Corp.	1,467,858	24,836,157
Williams Companies Inc. (The)	1,320,302	20,609,914

		72,480,998
REAL ESTATE—0.03%
CB Richard Ellis Group Inc. Class A(a)	539,542	5,050,113

		5,050,113
REAL ESTATE INVESTMENT TRUSTS—0.91%
Apartment Investment and Management Co. Class A	267,746	2,369,552
AvalonBay Communities Inc.	181,711	10,164,913
Boston Properties Inc.	274,634	13,100,042
Equity Residential	625,049	13,894,839
HCP Inc.(b)	621,982	13,179,799
Health Care REIT Inc.	253,425	8,641,793
Host Hotels & Resorts Inc.	1,349,435	11,321,760
Kimco Realty Corp.	737,704	7,413,925
ProLogis	1,011,032	8,148,918

Public Storage	285,466	18,692,314
Simon Property Group Inc.	632,975	32,553,904
Ventas Inc.	356,572	10,647,240
Vornado Realty Trust	361,327	16,270,555

		166,399,554
RETAIL—6.39%
Abercrombie & Fitch Co. Class A	200,561	5,092,244
AutoNation Inc.(a)(b)	246,440	4,275,734
AutoZone Inc.(a)(b)	82,166	12,416,104
Bed Bath & Beyond Inc.(a)(b)	591,034	18,174,296
Best Buy Co. Inc.	777,576	26,041,020
Big Lots Inc.(a)	188,468	3,963,482
Costco Wholesale Corp.	988,729	45,184,915
CVS Caremark Corp.	3,315,843	105,675,916
Darden Restaurants Inc.	312,251	10,298,038
Family Dollar Stores Inc.	318,916	9,025,323
GameStop Corp. Class A(a)	375,408	8,262,730
Gap Inc. (The)	1,046,867	17,168,619
Home Depot Inc. (The)	3,863,410	91,292,378
J.C. Penney Co. Inc.	505,993	14,527,059
Kohl’s Corp.(a)(b)	696,096	29,758,104
Limited Brands Inc.	615,078	7,362,484
Lowe’s Companies Inc.	3,362,997	65,275,772
Macy’s Inc.	957,581	11,261,153
McDonald’s Corp.	2,512,653	144,452,421
Nordstrom Inc.(b)	365,161	7,263,052
Office Depot Inc.(a)	623,558	2,843,424
O’Reilly Automotive Inc.(a)	309,255	11,776,430
RadioShack Corp.	286,166	3,994,877
Sears Holdings Corp.(a)(b)	122,922	8,176,771
Staples Inc.	1,630,342	32,883,998
Starbucks Corp.(a)	1,674,808	23,263,083
Target Corp.	1,713,418	67,628,608
Tiffany & Co.(b)	281,909	7,149,212
TJX Companies Inc. (The)	942,722	29,658,034
Walgreen Co.	2,258,744	66,407,074
Wal-Mart Stores Inc.	5,082,455	246,194,120
Yum! Brands Inc.	1,051,901	35,070,379

		1,171,816,854
SAVINGS & LOANS—0.15%
Hudson City Bancorp Inc.	1,187,110	15,776,692
People’s United Financial Inc.	792,987	11,926,524

		27,703,216
SEMICONDUCTORS—2.51%
Advanced Micro Devices Inc.(a)(b)	1,278,111	4,946,290
Altera Corp.	668,106	10,876,766
Analog Devices Inc.	662,953	16,427,975
Applied Materials Inc.	3,038,155	33,328,560
Broadcom Corp. Class A(a)	974,699	24,162,788
Intel Corp.	12,719,772	210,512,227
KLA-Tencor Corp.	386,868	9,768,417
Linear Technology Corp.	506,008	11,815,287
LSI Corp.(a)	1,482,644	6,760,857
MEMC Electronic Materials Inc.(a)	508,318	9,053,144
Microchip Technology Inc.(b)	417,232	9,408,582
Micron Technology Inc.(a)(b)	1,925,124	9,741,127
National Semiconductor Corp.	445,981	5,597,062
Novellus Systems Inc.(a)	223,046	3,724,868
NVIDIA Corp.(a)(b)	1,244,470	14,050,066
QLogic Corp.(a)	271,079	3,437,282

Teradyne Inc.(a)(b)	395,392	2,712,389
Texas Instruments Inc.	2,900,478	61,780,181
Xilinx Inc.	627,925	12,847,346

		460,951,214
SOFTWARE—4.75%
Adobe Systems Inc.(a)	1,193,596	33,778,767
Autodesk Inc.(a)	520,740	9,883,645
Automatic Data Processing Inc.	1,142,898	40,504,305
BMC Software Inc.(a)	420,954	14,224,036
CA Inc.	897,578	15,644,785
Citrix Systems Inc.(a)	412,286	13,147,801
Compuware Corp.(a)	551,792	3,785,293
Dun & Bradstreet Corp. (The)	121,108	9,835,181
Electronic Arts Inc.(a)(b)	734,854	15,961,029
Fidelity National Information Services Inc.	434,775	8,678,109
Fiserv Inc.(a)	354,189	16,186,437
IMS Health Inc.	415,479	5,276,583
Intuit Inc.(a)	735,968	20,724,859
MasterCard Inc. Class A	164,894	27,588,415
Microsoft Corp.	17,431,088	414,336,962
Novell Inc.(a)	785,391	3,557,821
Oracle Corp.	8,625,781	184,764,229
Paychex Inc.	730,904	18,418,781
Salesforce.com Inc.(a)(b)	241,991	9,236,796
Total System Services Inc.	450,229	6,028,566

		871,562,400
TELECOMMUNICATIONS—6.55%
American Tower Corp. Class A(a)	906,676	28,587,494
AT&T Inc.	13,437,025	333,775,701
CenturyTel Inc.(b)	229,516	7,046,141
Ciena Corp.(a)(b)	206,429	2,136,540
Cisco Systems Inc.(a)	13,136,214	244,859,029
Corning Inc.	3,539,217	56,839,825
Embarq Corp.	324,333	13,641,446
Frontier Communications Corp.	711,881	5,082,830
Harris Corp.	301,497	8,550,455
JDS Uniphase Corp.(a)	503,164	2,878,098
Juniper Networks Inc.(a)(b)	1,192,824	28,150,646
MetroPCS Communications Inc.(a)	576,294	7,670,473
Motorola Inc.	5,221,718	34,619,990
QUALCOMM Inc.	3,769,315	170,373,038
Qwest Communications International Inc.	3,366,796	13,972,203
Sprint Nextel Corp.(a)	6,545,017	31,481,532
Tellabs Inc.(a)	899,194	5,152,382
Verizon Communications Inc.	6,469,379	198,804,017
Windstream Corp.	994,749	8,316,102

		1,201,937,942
TEXTILES—0.04%
Cintas Corp.	299,185	6,833,385

		6,833,385
TOYS, GAMES & HOBBIES—0.11%
Hasbro Inc.	283,524	6,872,622
Mattel Inc.	816,234	13,100,556

		19,973,178
TRANSPORTATION—1.97%
Burlington Northern Santa Fe Corp.	634,267	46,643,995
C.H. Robinson Worldwide Inc.	385,917	20,125,572
CSX Corp.	892,336	30,901,596

Expeditors International Washington Inc.	483,157	16,108,454
FedEx Corp.	709,469	39,460,666
Norfolk Southern Corp.	836,604	31,514,873
Ryder System Inc.	126,963	3,544,807
Union Pacific Corp.	1,148,183	59,774,407
United Parcel Service Inc. Class B	2,266,255	113,290,087

		361,364,457

TOTAL COMMON STOCKS
(Cost: $25,842,432,021)		18,329,902,038

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.34%

MONEY MARKET FUNDS—3.34%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40%(c)(d)(e)	511,054,585	511,054,585
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32%(c)(d)(e)	89,145,204	89,145,204
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%(c)(d)	12,175,423	12,175,423

		612,375,212

TOTAL SHORT-TERM INVESTMENTS
(Cost: $612,375,212)		612,375,212

TOTAL INVESTMENTS IN SECURITIES—103.22%
(Cost: $26,454,807,233)		18,942,277,250
Other Assets, Less Liabilities—(3.22)%		(591,357,213)

NET ASSETS—100.00%		$18,350,920,037

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 GROWTH INDEX FUND

June 30, 2009

Security	Shares	Value

COMMON STOCKS—99.92%

ADVERTISING—0.15%
Omnicom Group Inc.	235,505	$7,437,248

		7,437,248
AEROSPACE & DEFENSE—2.18%
Boeing Co. (The)	421,372	17,908,310
General Dynamics Corp.	264,393	14,644,728
L-3 Communications Holdings Inc.	89,771	6,228,312
Lockheed Martin Corp.	386,825	31,197,436
Rockwell Collins Inc.	187,669	7,831,427
United Technologies Corp.	635,852	33,038,870

		110,849,083
AGRICULTURE—0.57%
Monsanto Co.	387,756	28,825,781

		28,825,781
AIRLINES—0.05%
Southwest Airlines Co.	343,536	2,311,997

		2,311,997
APPAREL—0.71%
Coach Inc.	375,695	10,098,682
Nike Inc. Class B	458,841	23,758,787
Polo Ralph Lauren Corp.	38,049	2,037,143

		35,894,612
AUTO MANUFACTURERS—0.27%
PACCAR Inc.	429,950	13,977,675

		13,977,675
BANKS—0.48%
Discover Financial Services	337,430	3,465,406
First Horizon National Corp.(a)	111,817	1,341,804
Northern Trust Corp.	131,384	7,052,693
State Street Corp.	268,838	12,689,154

		24,549,057
BEVERAGES—3.79%
Brown-Forman Corp. Class B	65,638	2,821,121
Coca-Cola Co. (The)	1,673,866	80,328,829
Constellation Brands Inc. Class A(a)	97,045	1,230,531
Dr Pepper Snapple Group Inc.(a)	183,337	3,884,911
Pepsi Bottling Group Inc.	85,942	2,908,277
PepsiCo Inc.	1,843,502	101,318,870

		192,492,539
BIOTECHNOLOGY—2.38%
Amgen Inc.(a)	1,198,819	63,465,478
Biogen Idec Inc.(a)	341,685	15,427,078

Celgene Corp.(a)	545,060	26,075,670
Genzyme Corp.(a)	169,114	9,414,576
Life Technologies Corp.(a)	92,886	3,875,204
Millipore Corp.(a)	36,036	2,530,088

		120,788,094
CHEMICALS—0.79%
CF Industries Holdings Inc.	38,364	2,844,307
Ecolab Inc.	199,007	7,759,283
International Flavors & Fragrances Inc.	53,224	1,741,489
Praxair Inc.	233,020	16,560,731
Sherwin-Williams Co. (The)	116,495	6,261,606
Sigma-Aldrich Corp.	96,835	4,799,143

		39,966,559
COAL—0.27%
CONSOL Energy Inc.	214,057	7,269,376
Peabody Energy Corp.	212,494	6,408,819

		13,678,195
COMMERCIAL SERVICES—0.80%
Apollo Group Inc. Class A(a)	127,410	9,061,399
DeVry Inc.	35,757	1,789,280
Equifax Inc.	149,886	3,912,025
Iron Mountain Inc.(a)	119,751	3,442,841
Monster Worldwide Inc.(a)	53,516	632,024
Moody’s Corp.	86,296	2,273,900
Quanta Services Inc.(a)	83,118	1,922,519
Robert Half International Inc.	181,451	4,285,873
Western Union Co.	830,185	13,615,034

		40,934,895
COMPUTERS—8.30%
Affiliated Computer Services Inc. Class A(a)	75,115	3,336,608
Apple Inc.(a)	1,056,408	150,464,191
Cognizant Technology Solutions Corp. Class A(a)	346,310	9,246,477
Dell Inc.(a)	2,059,312	28,274,354
EMC Corp.(a)	1,597,102	20,922,036
Hewlett-Packard Co.	1,836,727	70,989,499
International Business Machines Corp.	1,110,977	116,008,218
Lexmark International Inc. Class A(a)	93,043	1,474,732
NetApp Inc.(a)	391,227	7,714,996
SanDisk Corp.(a)	269,416	3,957,721
Teradata Corp.(a)	99,794	2,338,173
Western Digital Corp.(a)	263,606	6,985,559

		421,712,564
COSMETICS & PERSONAL CARE—3.60%
Avon Products Inc.	505,349	13,027,897
Colgate-Palmolive Co.	591,569	41,847,591
Estee Lauder Companies Inc. (The) Class A	137,400	4,488,858
Procter & Gamble Co. (The)	2,416,048	123,460,053

		182,824,399
DISTRIBUTION & WHOLESALE—0.15%
Fastenal Co.(b)	153,261	5,083,667
W.W. Grainger Inc.	32,473	2,658,889

		7,742,556
DIVERSIFIED FINANCIAL SERVICES—3.88%
American Express Co.	942,094	21,894,265
Charles Schwab Corp. (The)	744,761	13,063,108
CME Group Inc.	78,583	24,447,957

E*TRADE Financial Corp.(a)	575,028	736,036
Federated Investors Inc. Class B	74,645	1,798,198
Franklin Resources Inc.	178,322	12,840,967
Goldman Sachs Group Inc. (The)	596,135	87,894,144
IntercontinentalExchange Inc.(a)	86,137	9,840,291
NASDAQ OMX Group Inc. (The)(a)	93,173	1,985,517
NYSE Euronext Inc.	308,134	8,396,652
SLM Corp.(a)	553,583	5,685,297
T. Rowe Price Group Inc.	211,788	8,825,206

		197,407,638
ELECTRICAL COMPONENTS & EQUIPMENT—0.34%
Emerson Electric Co.	533,900	17,298,360

		17,298,360
ELECTRONICS—0.65%
Agilent Technologies Inc.(a)	407,112	8,268,445
Amphenol Corp. Class A	202,741	6,414,725
FLIR Systems Inc.(a)	178,180	4,019,741
Thermo Fisher Scientific Inc.(a)	213,087	8,687,557
Waters Corp.(a)	114,328	5,884,462

		33,274,930
ENGINEERING & CONSTRUCTION—0.17%
Fluor Corp.	104,506	5,360,113
Jacobs Engineering Group Inc.(a)	82,036	3,452,895

		8,813,008
ENVIRONMENTAL CONTROL—0.16%
Republic Services Inc.	205,653	5,019,990
Stericycle Inc.(a)(b)	62,299	3,210,267

		8,230,257
FOOD—1.51%
Campbell Soup Co.	236,654	6,962,361
Dean Foods Co.(a)	138,966	2,666,758
General Mills Inc.	210,233	11,777,253
H.J. Heinz Co.	220,147	7,859,248
Hershey Co. (The)	196,596	7,077,456
Hormel Foods Corp.	36,547	1,262,333
Kellogg Co.	298,880	13,918,842
Kroger Co. (The)	308,674	6,806,262
McCormick & Co. Inc. NVS	84,814	2,758,999
Sysco Corp.	698,480	15,701,830

		76,791,342
HAND & MACHINE TOOLS—0.04%
Black & Decker Corp. (The)	71,287	2,043,085

		2,043,085
HEALTH CARE - PRODUCTS—6.53%
Baxter International Inc.	386,884	20,489,377
Becton, Dickinson and Co.	155,893	11,116,730
Boston Scientific Corp.(a)	660,469	6,697,156
C.R. Bard Inc.	77,760	5,789,232
DENTSPLY International Inc.	86,480	2,639,370
Intuitive Surgical Inc.(a)	44,874	7,344,079
Johnson & Johnson	3,263,053	185,341,410
Medtronic Inc.	1,324,166	46,200,152
Patterson Companies Inc.(a)(b)	108,087	2,345,488
St. Jude Medical Inc.(a)	410,143	16,856,877
Stryker Corp.	281,973	11,205,607

Varian Medical Systems Inc.(a)(b)	148,227	5,208,697
Zimmer Holdings Inc.(a)	254,510	10,842,126

		332,076,301
HEALTH CARE - SERVICES—1.61%
Aetna Inc.	264,996	6,638,150
Coventry Health Care Inc.(a)	115,373	2,158,629
DaVita Inc.(a)	122,635	6,065,527
Humana Inc.(a)	118,474	3,821,971
Laboratory Corp. of America Holdings(a)	128,213	8,691,559
Quest Diagnostics Inc.	106,703	6,021,250
UnitedHealth Group Inc.	1,408,581	35,186,353
WellPoint Inc.(a)	258,152	13,137,355

		81,720,794
HOLDING COMPANIES - DIVERSIFIED—0.05%
Leucadia National Corp.(a)	127,174	2,682,100

		2,682,100
HOME BUILDERS—0.07%
Centex Corp.	61,301	518,606
D.R. Horton Inc.	111,839	1,046,813
KB Home	51,133	699,499
Pulte Homes Inc.	125,653	1,109,516

		3,374,434
HOME FURNISHINGS—0.02%
Harman International Industries Inc.	44,528	837,126

		837,126
HOUSEHOLD PRODUCTS & WARES—0.32%
Kimberly-Clark Corp.	309,003	16,201,027

		16,201,027
INSURANCE—0.83%
Aflac Inc.	309,657	9,627,236
Aon Corp.	130,848	4,955,214
Chubb Corp.	208,169	8,301,780
Loews Corp.	179,757	4,925,342
MBIA Inc.(a)(b)	105,138	455,248
Progressive Corp. (The)(a)	806,010	12,178,811
Torchmark Corp.	43,171	1,599,054

		42,042,685
INTERNET—4.37%
Akamai Technologies Inc.(a)	205,239	3,936,484
Amazon.com Inc.(a)	381,582	31,923,150
eBay Inc.(a)	1,279,775	21,922,546
Expedia Inc.(a)	107,406	1,622,905
Google Inc. Class A(a)	284,335	119,872,793
McAfee Inc.(a)	90,419	3,814,778
Symantec Corp.(a)	560,946	8,728,320
VeriSign Inc.(a)	228,722	4,226,783
Yahoo! Inc.(a)	1,651,799	25,867,172

		221,914,931
IRON & STEEL—0.37%
Allegheny Technologies Inc.	71,815	2,508,498
Nucor Corp.	372,134	16,533,914

		19,042,412
LEISURE TIME—0.05%
Harley-Davidson Inc.	161,693	2,621,044

		2,621,044

LODGING—0.16%
Marriott International Inc. Class A	249,261	5,501,190
Wynn Resorts Ltd.(a)(b)	80,317	2,835,190

		8,336,380
MACHINERY—0.92%
Caterpillar Inc.	712,526	23,541,859
Cummins Inc.	171,940	6,054,007
Deere & Co.	290,193	11,593,210
Rockwell Automation Inc.	167,881	5,392,338

		46,581,414
MANUFACTURING—1.74%
Danaher Corp.	301,959	18,642,949
Illinois Tool Works Inc.	232,350	8,675,949
ITT Corp.	123,084	5,477,238
Pall Corp.	67,139	1,783,212
Parker Hannifin Corp.	104,366	4,483,563
3M Co.	822,268	49,418,307

		88,481,218
MEDIA—1.59%
Comcast Corp. Class A	1,399,905	20,284,623
DIRECTV Group Inc. (The)(a)	261,072	6,451,089
McGraw-Hill Companies Inc. (The)	372,148	11,205,376
Scripps Networks Interactive Inc. Class A	47,984	1,335,395
Time Warner Cable Inc.	163,010	5,162,527
Viacom Inc. Class B(a)	718,128	16,301,506
Walt Disney Co. (The)	857,496	20,005,382

		80,745,898
METAL FABRICATE & HARDWARE—0.15%
Precision Castparts Corp.	102,915	7,515,882

		7,515,882
MINING—0.68%
Freeport-McMoRan Copper & Gold Inc.	487,588	24,433,035
Newmont Mining Corp.	226,005	9,236,824
Titanium Metals Corp.	101,311	931,048

		34,600,907
OFFICE & BUSINESS EQUIPMENT—0.07%
Pitney Bowes Inc.	158,506	3,476,037

		3,476,037
OIL & GAS—17.67%
Anadarko Petroleum Corp.	591,128	26,831,300
Apache Corp.	396,917	28,637,562
Cabot Oil & Gas Corp.	122,356	3,748,988
Chesapeake Energy Corp.	667,058	13,227,760
Chevron Corp.	2,373,868	157,268,755
ConocoPhillips	1,122,822	47,225,893
Denbury Resources Inc.(a)	295,123	4,347,162
Devon Energy Corp.	525,653	28,648,089
Diamond Offshore Drilling Inc.	53,361	4,431,631
ENSCO International Inc.	167,597	5,844,107
EOG Resources Inc.	296,373	20,129,654
EQT Corp.	102,328	3,572,270
Exxon Mobil Corp.	5,778,395	403,967,594
Hess Corp.	336,924	18,109,665
Marathon Oil Corp.	511,182	15,401,914

Murphy Oil Corp.	225,806	12,265,782
Nabors Industries Ltd.(a)	334,998	5,219,269
Noble Energy Inc.	104,834	6,182,061
Occidental Petroleum Corp.	671,901	44,217,805
Pioneer Natural Resources Co.	78,401	1,999,226
Range Resources Corp.	185,503	7,681,679
Southwestern Energy Co.(a)	256,105	9,949,679
Sunoco Inc.	138,462	3,212,318
XTO Energy Inc.	686,460	26,181,585

		898,301,748
OIL & GAS SERVICES—2.66%
Baker Hughes Inc.	366,725	13,363,459
BJ Services Co.	345,743	4,712,477
Cameron International Corp.(a)	257,025	7,273,808
FMC Technologies Inc.(a)	146,564	5,507,875
Halliburton Co.	551,912	11,424,578
National Oilwell Varco Inc.(a)	296,758	9,692,116
Schlumberger Ltd.	1,416,747	76,660,180
Smith International Inc.	259,258	6,675,894

		135,310,387
PACKAGING & CONTAINERS—0.20%
Ball Corp.	111,027	5,013,979
Owens-Illinois Inc.(a)	49,818	1,395,402
Pactiv Corp.(a)	79,515	1,725,476
Sealed Air Corp.	114,363	2,109,997

		10,244,854
PHARMACEUTICALS—3.49%
Abbott Laboratories	933,343	43,904,455
Allergan Inc.	178,330	8,484,941
Cephalon Inc.(a)(b)	40,399	2,288,603
Express Scripts Inc.(a)	321,111	22,076,381
Forest Laboratories Inc.(a)	357,358	8,973,259
Gilead Sciences Inc.(a)	708,395	33,181,222
Hospira Inc.(a)	89,632	3,452,625
King Pharmaceuticals Inc.(a)	122,935	1,183,864
Medco Health Solutions Inc.(a)	205,399	9,368,248
Mylan Inc.(a)(b)	188,019	2,453,648
Watson Pharmaceuticals Inc.(a)	42,715	1,439,068
Wyeth	900,120	40,856,447

		177,662,761
PIPELINES—0.13%
Questar Corp.	206,180	6,403,951

		6,403,951
REAL ESTATE—0.05%
CB Richard Ellis Group Inc. Class A(a)	281,449	2,634,363

		2,634,363
REAL ESTATE INVESTMENT TRUSTS—0.06%
Ventas Inc.	99,682	2,976,505

		2,976,505
RETAIL—7.18%
Abercrombie & Fitch Co. Class A	104,271	2,647,441
AutoZone Inc.(a)	42,779	6,464,335
Bed Bath & Beyond Inc.(a)	307,142	9,444,617
Best Buy Co. Inc.	246,763	8,264,093
Big Lots Inc.(a)	42,200	887,466
Costco Wholesale Corp.	225,932	10,325,092

CVS Caremark Corp.	913,724	29,120,384
Family Dollar Stores Inc.	97,721	2,765,504
GameStop Corp. Class A(a)	194,390	4,278,524
Gap Inc. (The)	239,979	3,935,656
Home Depot Inc. (The)	1,265,468	29,903,009
Kohl’s Corp.(a)(b)	231,184	9,883,116
Lowe’s Companies Inc.	1,241,402	24,095,613
McDonald’s Corp.	653,213	37,553,215
Nordstrom Inc.(b)	109,801	2,183,942
O’Reilly Automotive Inc.(a)(b)	99,278	3,780,506
RadioShack Corp.	97,919	1,366,949
Sears Holdings Corp.(a)(b)	64,008	4,257,812
Staples Inc.	466,425	9,407,792
Starbucks Corp.(a)	871,027	12,098,565
Target Corp.	454,321	17,932,050
TJX Companies Inc. (The)	489,629	15,403,728
Walgreen Co.	681,123	20,025,016
Wal-Mart Stores Inc.	1,664,845	80,645,092
Yum! Brands Inc.	546,596	18,223,511

		364,893,028
SAVINGS & LOANS—0.10%
Hudson City Bancorp Inc.	382,027	5,077,139

		5,077,139
SEMICONDUCTORS—2.53%
Advanced Micro Devices Inc.(a)	248,404	961,323
Altera Corp.	347,188	5,652,221
Applied Materials Inc.	1,135,986	12,461,766
Broadcom Corp. Class A(a)	227,692	5,644,485
Intel Corp.	3,174,517	52,538,256
LSI Corp.(a)	291,947	1,331,278
MEMC Electronic Materials Inc.(a)	264,837	4,716,747
National Semiconductor Corp.	231,158	2,901,033
Novellus Systems Inc.(a)	50,010	835,167
NVIDIA Corp.(a)	407,094	4,596,091
QLogic Corp.(a)	89,853	1,139,336
Texas Instruments Inc.	1,507,982	32,120,017
Xilinx Inc.	189,751	3,882,305

		128,780,025
SOFTWARE—8.40%
Adobe Systems Inc.(a)	620,193	17,551,462
Autodesk Inc.(a)	270,080	5,126,118
Automatic Data Processing Inc.	308,649	10,938,521
BMC Software Inc.(a)	219,049	7,401,666
CA Inc.	275,667	4,804,876
Citrix Systems Inc.(a)	141,084	4,499,169
Compuware Corp.(a)	286,951	1,968,484
Dun & Bradstreet Corp. (The)	63,059	5,121,021
Electronic Arts Inc.(a)	164,777	3,578,956
Fiserv Inc.(a)	184,254	8,420,408
IMS Health Inc.	215,638	2,738,603
Intuit Inc.(a)	382,250	10,764,160
MasterCard Inc. Class A	85,768	14,349,844
Microsoft Corp.	9,063,334	215,435,449
Novell Inc.(a)	208,881	946,231
Oracle Corp.	4,484,910	96,066,772
Paychex Inc.	379,859	9,572,447
Salesforce.com Inc.(a)(b)	125,524	4,791,251
Total System Services Inc.	233,105	3,121,276

		427,196,714

TELECOMMUNICATIONS—5.03%
American Tower Corp. Class A(a)	117,380	3,700,991
Cisco Systems Inc.(a)	6,830,139	127,313,791
Harris Corp.	157,006	4,452,690
Juniper Networks Inc.(a)(b)	228,730	5,398,028
MetroPCS Communications Inc.(a)	120,115	1,598,731
Motorola Inc.	2,714,595	17,997,765
QUALCOMM Inc.	1,959,827	88,584,180
Sprint Nextel Corp.(a)	1,190,930	5,728,373
Tellabs Inc.(a)	184,840	1,059,133

		255,833,682
TEXTILES—0.03%
Cintas Corp.	74,878	1,710,214

		1,710,214
TRANSPORTATION—1.62%
Burlington Northern Santa Fe Corp.	181,282	13,331,478
C.H. Robinson Worldwide Inc.	200,601	10,461,342
Expeditors International Washington Inc.	251,621	8,389,044
FedEx Corp.	187,848	10,448,106
Norfolk Southern Corp.	191,271	7,205,179
United Parcel Service Inc. Class B	648,062	32,396,619

		82,231,768

TOTAL COMMON STOCKS
(Cost: $6,196,897,369)		5,079,351,603

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.15%

MONEY MARKET FUNDS—1.15%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40%(c)(d)(e)	46,348,986	46,348,986
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32%(c)(d)(e)	8,084,831	8,084,831
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%(c)(d)	3,951,728	3,951,728

		58,385,545

TOTAL SHORT-TERM INVESTMENTS
(Cost: $58,385,545)		58,385,545

TOTAL INVESTMENTS IN SECURITIES—101.07%
(Cost: $6,255,282,914)		5,137,737,148
Other Assets, Less Liabilities—(1.07)%		(54,600,673)

NET ASSETS—100.00%		$5,083,136,475

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 VALUE INDEX FUND

June 30, 2009

Security	Shares	Value

COMMON STOCKS—99.78%

ADVERTISING—0.16%
Interpublic Group of Companies Inc. (The)(a)(b)	367,252	$1,854,623
Omnicom Group Inc.	86,120	2,719,670

		4,574,293
AEROSPACE & DEFENSE—2.31%
Boeing Co. (The)	284,232	12,079,860
General Dynamics Corp.	124,306	6,885,309
Goodrich Corp.	95,366	4,765,439
L-3 Communications Holdings Inc.	31,494	2,185,054
Northrop Grumman Corp.	248,256	11,340,334
Raytheon Co.	302,972	13,461,046
United Technologies Corp.	311,336	16,177,019

		66,894,061
AGRICULTURE—4.53%
Altria Group Inc.	1,588,169	26,030,090
Archer-Daniels-Midland Co.	492,690	13,189,311
Lorillard Inc.	129,157	8,752,970
Monsanto Co.	167,531	12,454,255
Philip Morris International Inc.	1,506,687	65,721,687
Reynolds American Inc.	130,082	5,023,767

		131,172,080
AIRLINES—0.08%
Southwest Airlines Co.	346,775	2,333,796

		2,333,796
APPAREL—0.16%
Polo Ralph Lauren Corp.	18,925	1,013,244
VF Corp.	67,793	3,752,343

		4,765,587
AUTO MANUFACTURERS—0.52%
Ford Motor Co.(a)	2,474,082	15,017,678

		15,017,678
AUTO PARTS & EQUIPMENT—0.42%
Goodyear Tire & Rubber Co. (The)(a)	186,621	2,101,352
Johnson Controls Inc.	456,328	9,911,444

		12,012,796
BANKS—10.03%
Bank of America Corp.	6,211,916	81,997,291
Bank of New York Mellon Corp. (The)	918,231	26,913,351
BB&T Corp.(b)	496,511	10,913,312
Comerica Inc.	116,195	2,457,524

Discover Financial Services	150,798	1,548,696
Fifth Third Bancorp	566,168	4,019,793
First Horizon National Corp.(a)	91,679	1,100,148
Huntington Bancshares Inc.	418,690	1,750,124
KeyCorp	545,977	2,860,919
M&T Bank Corp.(b)	63,040	3,210,627
Marshall & Ilsley Corp.	273,236	1,311,533
Northern Trust Corp.	100,026	5,369,396
PNC Financial Services Group Inc. (The)	353,860	13,733,307
Regions Financial Corp.	890,132	3,596,133
State Street Corp.	204,716	9,662,595
SunTrust Banks Inc.	357,456	5,880,151
U.S. Bancorp	1,457,681	26,121,644
Wells Fargo & Co.	3,576,277	86,760,480
Zions Bancorporation(b)	88,005	1,017,338

		290,224,362
BEVERAGES—1.24%
Brown-Forman Corp. Class B	32,554	1,399,171
Coca-Cola Co. (The)	443,575	21,287,164
Coca-Cola Enterprises Inc.	242,929	4,044,768
Constellation Brands Inc. Class A(a)	88,236	1,118,832
Dr Pepper Snapple Group Inc.(a)	75,952	1,609,423
Molson Coors Brewing Co. Class B	114,782	4,858,722
Pepsi Bottling Group Inc.	49,477	1,674,302

		35,992,382
BIOTECHNOLOGY—0.34%
Genzyme Corp.(a)	97,561	5,431,221
Life Technologies Corp.(a)	73,553	3,068,631
Millipore Corp.(a)	19,009	1,334,622

		9,834,474
BUILDING MATERIALS—0.09%
Masco Corp.	275,149	2,635,927

		2,635,927
CHEMICALS—2.02%
Air Products and Chemicals Inc.	161,078	10,404,028
CF Industries Holdings Inc.	12,385	918,224
Dow Chemical Co. (The)	825,693	13,326,685
E.I. du Pont de Nemours and Co.	694,371	17,789,785
Eastman Chemical Co.	55,554	2,105,497
International Flavors & Fragrances Inc.	26,341	861,878
PPG Industries Inc.	126,574	5,556,599
Praxair Inc.	85,137	6,050,687
Sigma-Aldrich Corp.	30,958	1,534,278

		58,547,661
COAL—0.12%
Massey Energy Co.	65,370	1,277,330
Peabody Energy Corp.	67,749	2,043,310

		3,320,640
COMMERCIAL SERVICES—0.85%
Convergys Corp.(a)	95,550	886,704
DeVry Inc.	24,317	1,216,823
H&R Block Inc.	260,219	4,483,573
Iron Mountain Inc.(a)	60,490	1,739,087
McKesson Corp.	208,424	9,170,656

Monster Worldwide Inc.(a)	62,667	740,097
Moody’s Corp.	90,622	2,387,890
Quanta Services Inc.(a)	95,847	2,216,941
R.R. Donnelley & Sons Co.	157,718	1,832,683

		24,674,454
COMPUTERS—2.61%
Affiliated Computer Services Inc. Class A(a)	26,134	1,160,872
Computer Sciences Corp.(a)	116,616	5,166,089
EMC Corp.(a)	510,699	6,690,157
Hewlett-Packard Co.	641,546	24,795,753
International Business Machines Corp.	294,342	30,735,192
Sun Microsystems Inc.(a)	574,335	5,295,369
Teradata Corp.(a)	67,419	1,579,627

		75,423,059
COSMETICS & PERSONAL CARE—1.19%
Procter & Gamble Co. (The)	671,638	34,320,702

		34,320,702
DISTRIBUTION & WHOLESALE—0.22%
Genuine Parts Co.	122,150	4,099,354
W.W. Grainger Inc.	26,891	2,201,835

		6,301,189
DIVERSIFIED FINANCIAL SERVICES—6.31%
American Express Co.	301,193	6,999,725
Ameriprise Financial Inc.	196,235	4,762,623
Capital One Financial Corp.	346,989	7,592,119
Charles Schwab Corp. (The)	238,735	4,187,412
CIT Group Inc.	303,060	651,579
Citigroup Inc.(b)	4,221,322	12,537,326
E*TRADE Financial Corp.(a)(b)	403,360	516,301
Federated Investors Inc. Class B	20,755	499,988
Invesco Ltd.	315,626	5,624,455
Janus Capital Group Inc.	122,923	1,401,322
JPMorgan Chase & Co.	2,996,476	102,209,796
Legg Mason Inc.	110,406	2,691,698
Morgan Stanley	1,038,235	29,600,080
NASDAQ OMX Group Inc. (The)(a)	45,654	972,887
T. Rowe Price Group Inc.	58,956	2,456,697

		182,704,008
ELECTRIC—8.03%
AES Corp. (The)(a)	512,844	5,954,119
Allegheny Energy Inc.	129,677	3,326,215
Ameren Corp.	163,610	4,072,253
American Electric Power Co. Inc.	365,969	10,572,844
CenterPoint Energy Inc.	268,146	2,971,058
CMS Energy Corp.	173,860	2,100,229
Consolidated Edison Inc.	210,837	7,889,521
Constellation Energy Group Inc.	152,598	4,056,055
Dominion Resources Inc.	453,483	15,155,402
DTE Energy Co.	126,019	4,032,608
Duke Energy Corp.	989,475	14,436,440
Dynegy Inc. Class A(a)	395,743	898,337
Edison International	250,311	7,874,784
Entergy Corp.	150,500	11,666,760
Exelon Corp.	506,005	25,912,516
FirstEnergy Corp.	234,098	9,071,298

FPL Group Inc.	315,675	17,949,281
Integrys Energy Group Inc.	58,655	1,759,064
Northeast Utilities	134,476	3,000,160
Pepco Holdings Inc.	168,601	2,265,997
PG&E Corp.	282,748	10,868,833
Pinnacle West Capital Corp.	77,481	2,336,052
PPL Corp.	288,756	9,517,398
Progress Energy Inc.	214,378	8,109,920
Public Service Enterprise Group Inc.	388,313	12,670,653
SCANA Corp.	93,817	3,046,238
Southern Co.	601,218	18,733,953
TECO Energy Inc.	163,665	1,952,523
Wisconsin Energy Corp.	90,101	3,668,012
Xcel Energy Inc.	350,396	6,450,790

		232,319,313
ELECTRICAL COMPONENTS & EQUIPMENT—0.32%
Emerson Electric Co.	230,974	7,483,558
Molex Inc.	105,969	1,647,818

		9,131,376
ELECTRONICS—0.35%
Jabil Circuit Inc.	164,717	1,222,200
PerkinElmer Inc.	90,245	1,570,263
Thermo Fisher Scientific Inc.(a)	183,230	7,470,287

		10,262,750
ENGINEERING & CONSTRUCTION—0.19%
Fluor Corp.	70,703	3,626,357
Jacobs Engineering Group Inc.(a)	41,982	1,767,022

		5,393,379
ENTERTAINMENT—0.13%
International Game Technology	228,265	3,629,414

		3,629,414
ENVIRONMENTAL CONTROL—0.51%
Republic Services Inc.	113,866	2,779,469
Stericycle Inc.(a)(b)	24,959	1,286,137
Waste Management Inc.	377,667	10,635,103

		14,700,709
FOOD—2.72%
ConAgra Foods Inc.	343,785	6,552,542
Dean Foods Co.(a)	46,623	894,695
General Mills Inc.	116,360	6,518,487
H.J. Heinz Co.	98,785	3,526,625
Hormel Foods Corp.	29,845	1,030,846
J.M. Smucker Co. (The)	90,726	4,414,727
Kraft Foods Inc. Class A	1,131,220	28,665,115
Kroger Co. (The)	300,923	6,635,352
McCormick & Co. Inc. NVS	45,000	1,463,850
Safeway Inc.	327,386	6,668,853
Sara Lee Corp.	535,439	5,225,885
SUPERVALU Inc.	162,719	2,107,211
Tyson Foods Inc. Class A	232,724	2,934,650
Whole Foods Market Inc.(b)	108,548	2,060,241

		78,699,079

FOREST PRODUCTS & PAPER—0.55%
International Paper Co.	331,319	5,012,856
MeadWestvaco Corp.	131,524	2,158,309
Plum Creek Timber Co. Inc.	124,688	3,713,209
Weyerhaeuser Co.	162,721	4,951,600

		15,835,974
GAS—0.45%
Nicor Inc.	34,601	1,197,887
NiSource Inc.	210,462	2,453,987
Sempra Energy	187,594	9,310,290

		12,962,164
HAND & MACHINE TOOLS—0.11%
Snap-On Inc.	43,880	1,261,111
Stanley Works (The)	60,708	2,054,359

		3,315,470
HEALTH CARE - PRODUCTS—0.98%
Baxter International Inc.	213,616	11,313,103
Becton, Dickinson and Co.	82,910	5,912,312
Boston Scientific Corp.(a)	729,480	7,396,927
C.R. Bard Inc.	26,083	1,941,879
DENTSPLY International Inc.	58,573	1,787,648

		28,351,869
HEALTH CARE - SERVICES—0.71%
Aetna Inc.	171,173	4,287,884
Coventry Health Care Inc.(a)	39,161	732,702
Humana Inc.(a)	53,212	1,716,619
Quest Diagnostics Inc.	46,332	2,614,515
Tenet Healthcare Corp.(a)	318,483	898,122
WellPoint Inc.(a)	204,627	10,413,468

		20,663,310
HOLDING COMPANIES - DIVERSIFIED—0.04%
Leucadia National Corp.(a)	57,192	1,206,179

		1,206,179
HOME BUILDERS—0.13%
Centex Corp.	57,785	488,861
D.R. Horton Inc.(b)	139,415	1,304,924
KB Home	22,694	310,454
Lennar Corp. Class A	107,936	1,045,900
Pulte Homes Inc.	84,693	747,839

		3,897,978
HOME FURNISHINGS—0.10%
Harman International Industries Inc.	24,563	461,784
Whirlpool Corp.(b)	56,730	2,414,429

		2,876,213
HOUSEHOLD PRODUCTS & WARES—0.64%
Avery Dennison Corp.	87,062	2,235,752
Clorox Co. (The)	106,960	5,971,577
Fortune Brands Inc.	115,658	4,017,959
Kimberly-Clark Corp.	117,867	6,179,767

		18,405,055
HOUSEWARES—0.08%
Newell Rubbermaid Inc.	213,617	2,223,753

		2,223,753

INSURANCE—4.25%
Aflac Inc.	158,333	4,922,573
Allstate Corp. (The)	411,791	10,047,700
American International Group Inc.(b)	2,073,074	2,404,766
Aon Corp.	127,361	4,823,161
Assurant Inc.	90,361	2,176,796
Chubb Corp.	135,476	5,402,783
CIGNA Corp.	209,970	5,058,177
Cincinnati Financial Corp.	124,979	2,793,281
Genworth Financial Inc. Class A	334,403	2,337,477
Hartford Financial Services Group Inc. (The)	249,363	2,959,939
Lincoln National Corp.	228,092	3,925,463
Loews Corp.	161,398	4,422,305
Marsh & McLennan Companies Inc.	401,405	8,080,283
MBIA Inc.(a)(b)	66,049	285,992
MetLife Inc.	628,950	18,874,790
Principal Financial Group Inc.	239,185	4,506,245
Prudential Financial Inc.	355,213	13,221,028
Torchmark Corp.	35,797	1,325,921
Travelers Companies Inc. (The)	449,866	18,462,501
Unum Group	253,785	4,025,030
XL Capital Ltd. Class A	263,790	3,023,033

		123,079,244
INTERNET—0.28%
Expedia Inc.(a)	91,456	1,381,900
McAfee Inc.(a)	60,811	2,565,616
Symantec Corp.(a)	263,139	4,094,443

		8,041,959
IRON & STEEL—0.23%
AK Steel Holding Corp.	84,092	1,613,725
Allegheny Technologies Inc.	28,557	997,496
United States Steel Corp.	110,411	3,946,089

		6,557,310
LEISURE TIME—0.34%
Carnival Corp.	336,509	8,671,837
Harley-Davidson Inc.	76,450	1,239,255

		9,911,092
LODGING—0.22%
Marriott International Inc. Class A	66,519	1,468,074
Starwood Hotels & Resorts Worldwide Inc.	143,798	3,192,316
Wyndham Worldwide Corp.	135,955	1,647,775

		6,308,165
MACHINERY—0.36%
Cummins Inc.	43,185	1,520,544
Deere & Co.	136,595	5,456,970
Flowserve Corp.	43,060	3,006,019
Manitowoc Co. Inc. (The)	101,608	534,458

		10,517,991
MANUFACTURING—4.97%
Cooper Industries Ltd. Class A	127,539	3,960,086
Dover Corp.	143,238	4,739,745
Eastman Kodak Co.	209,619	620,472

Eaton Corp.	127,389	5,682,823
General Electric Co.	8,133,840	95,328,605
Honeywell International Inc.	571,605	17,948,397
Illinois Tool Works Inc.	144,966	5,413,030
ITT Corp.	60,117	2,675,207
Leggett & Platt Inc.	120,072	1,828,697
Pall Corp.	46,941	1,246,753
Parker Hannifin Corp.	55,282	2,374,915
Textron Inc.	206,468	1,994,481

		143,813,211
MEDIA—3.37%
CBS Corp. Class B	520,569	3,602,337
Comcast Corp. Class A	1,307,228	18,941,734
DIRECTV Group Inc. (The)(a)	233,854	5,778,532
Gannett Co. Inc.	178,232	636,288
Meredith Corp.(b)	27,947	714,046
New York Times Co. (The) Class A(b)	91,163	502,308
News Corp. Class A	1,767,951	16,106,034
Scripps Networks Interactive Inc. Class A	37,819	1,052,503
Time Warner Cable Inc.	165,420	5,238,851
Time Warner Inc.	919,117	23,152,557
Walt Disney Co. (The)	870,214	20,302,093
Washington Post Co. (The) Class B	4,603	1,621,085

		97,648,368
METAL FABRICATE & HARDWARE—0.10%
Precision Castparts Corp.	41,026	2,996,129

		2,996,129
MINING—0.73%
Alcoa Inc.(b)	748,580	7,732,831
Newmont Mining Corp.	229,222	9,368,303
Vulcan Materials Co.	93,792	4,042,435

		21,143,569
OFFICE & BUSINESS EQUIPMENT—0.19%
Pitney Bowes Inc.	55,137	1,209,154
Xerox Corp.	666,242	4,317,248

		5,526,402
OIL & GAS—1.99%
ConocoPhillips	409,894	17,240,142
Diamond Offshore Drilling Inc.	18,669	1,550,460
EQT Corp.	34,075	1,189,558
Marathon Oil Corp.	212,271	6,395,725
Noble Energy Inc.	65,381	3,855,518
Occidental Petroleum Corp.	186,621	12,281,528
Pioneer Natural Resources Co.	36,701	935,876
Rowan Companies Inc.	86,715	1,675,334
Southwestern Energy Co.(a)	97,407	3,784,262
Tesoro Corp.	106,391	1,354,357
Valero Energy Corp.	427,616	7,222,434

		57,485,194
OIL & GAS SERVICES—0.38%
Halliburton Co.	331,012	6,851,948
National Oilwell Varco Inc.(a)	128,131	4,184,758

		11,036,706

PACKAGING & CONTAINERS—0.23%
Bemis Co. Inc.	76,601	1,930,345
Owens-Illinois Inc.(a)	97,373	2,727,418
Pactiv Corp.(a)	50,279	1,091,054
Sealed Air Corp.	48,120	887,814

		6,636,631
PHARMACEUTICALS—10.66%
Abbott Laboratories	581,666	27,361,569
Allergan Inc.	120,650	5,740,527
AmerisourceBergen Corp.	231,343	4,104,025
Bristol-Myers Squibb Co.	1,521,523	30,902,132
Cardinal Health Inc.	276,564	8,449,030
Cephalon Inc.(a)(b)	30,421	1,723,350
Eli Lilly and Co.	776,657	26,903,398
Gilead Sciences Inc.(a)	236,528	11,078,972
Hospira Inc.(a)	65,470	2,521,904
King Pharmaceuticals Inc.(a)	111,578	1,074,496
Medco Health Solutions Inc.(a)	236,954	10,807,472
Merck & Co. Inc.(b)	1,619,672	45,286,029
Mylan Inc.(a)(b)	112,415	1,467,016
Pfizer Inc.	5,183,118	77,746,770
Schering-Plough Corp.	1,250,730	31,418,338
Watson Pharmaceuticals Inc.(a)	53,815	1,813,027
Wyeth	440,596	19,998,652

		308,396,707
PIPELINES—0.70%
El Paso Corp.	539,699	4,981,422
Spectra Energy Corp.	495,460	8,383,183
Williams Companies Inc. (The)	445,962	6,961,467

		20,326,072
REAL ESTATE INVESTMENT TRUSTS—1.87%
Apartment Investment and Management Co. Class A	89,747	794,261
AvalonBay Communities Inc.(b)	61,216	3,424,423
Boston Properties Inc.	91,533	4,366,124
Equity Residential	210,900	4,688,307
HCP Inc.	209,574	4,440,873
Health Care REIT Inc.(b)	85,093	2,901,671
Host Hotels & Resorts Inc.	457,610	3,839,348
Kimco Realty Corp.	249,393	2,506,400
ProLogis	339,184	2,733,823
Public Storage	96,456	6,315,939
Simon Property Group Inc.	213,161	10,962,870
Ventas Inc.	55,258	1,650,004
Vornado Realty Trust	122,152	5,500,505

		54,124,548
RETAIL—5.48%
AutoNation Inc.(a)(b)	82,526	1,431,826
Best Buy Co. Inc.	101,913	3,413,066
Big Lots Inc.(a)	36,488	767,343
Costco Wholesale Corp.	186,693	8,531,870
CVS Caremark Corp.	525,887	16,760,019
Darden Restaurants Inc.	105,059	3,464,846
Family Dollar Stores Inc.	43,767	1,238,606
Gap Inc. (The)	198,540	3,256,056
Home Depot Inc. (The)	481,713	11,382,878

J.C. Penney Co. Inc.	171,124	4,912,970
Kohl’s Corp.(a)(b)	84,570	3,615,368
Limited Brands Inc.	206,722	2,474,462
Lowe’s Companies Inc.	329,315	6,392,004
Macy’s Inc.	324,007	3,810,322
McDonald’s Corp.	423,737	24,360,640
Nordstrom Inc.(b)	52,072	1,035,712
Office Depot Inc.(a)	210,025	957,714
O’Reilly Automotive Inc.(a)	39,802	1,515,660
RadioShack Corp.	33,234	463,947
Staples Inc.	247,792	4,997,965
Target Corp.	282,921	11,166,892
Tiffany & Co.	95,469	2,421,094
Walgreen Co.	319,798	9,402,061
Wal-Mart Stores Inc.	634,222	30,721,714

		158,495,035
SAVINGS & LOANS—0.21%
Hudson City Bancorp Inc.	152,328	2,024,439
People’s United Financial Inc.	266,823	4,013,018

		6,037,457
SEMICONDUCTORS—2.49%
Advanced Micro Devices Inc.(a)(b)	273,689	1,059,176
Analog Devices Inc.	224,097	5,553,124
Applied Materials Inc.	287,377	3,152,526
Broadcom Corp. Class A(a)	181,088	4,489,172
Intel Corp.	2,230,723	36,918,466
KLA-Tencor Corp.	130,896	3,305,124
Linear Technology Corp.	171,039	3,993,761
LSI Corp.(a)	306,798	1,398,999
Microchip Technology Inc.	140,120	3,159,706
Micron Technology Inc.(a)(b)	652,335	3,300,815
Novellus Systems Inc.(a)	43,587	727,903
NVIDIA Corp.(a)	155,667	1,757,480
QLogic Corp.(a)	33,434	423,943
Teradyne Inc.(a)	133,026	912,558
Xilinx Inc.	88,365	1,807,948

		71,960,701
SOFTWARE—0.58%
Automatic Data Processing Inc.	185,125	6,560,830
CA Inc.	124,056	2,162,296
Citrix Systems Inc.(a)	47,283	1,507,855
Electronic Arts Inc.(a)	140,888	3,060,087
Fidelity National Information Services Inc.	146,325	2,920,647
Novell Inc.(a)	131,997	597,946

		16,809,661
TELECOMMUNICATIONS—8.27%
American Tower Corp. Class A(a)	229,233	7,227,716
AT&T Inc.	4,531,781	112,569,439
CenturyTel Inc.	77,854	2,390,118
Ciena Corp.(a)	69,891	723,372
Corning Inc.	1,193,971	19,175,174
Embarq Corp.	109,224	4,593,961
Frontier Communications Corp.	238,768	1,704,804
JDS Uniphase Corp.(a)	169,548	969,815
Juniper Networks Inc.(a)(b)	253,507	5,982,765
MetroPCS Communications Inc.(a)	116,453	1,549,989

Qwest Communications International Inc.	1,135,628	4,712,856
Sprint Nextel Corp.(a)	1,434,858	6,901,667
Tellabs Inc.(a)	184,534	1,057,380
Verizon Communications Inc.	2,181,844	67,048,066
Windstream Corp.	336,765	2,815,355

		239,422,477
TEXTILES—0.04%
Cintas Corp.	52,579	1,200,904

		1,200,904
TOYS, GAMES & HOBBIES—0.23%
Hasbro Inc.	95,146	2,306,339
Mattel Inc.	276,204	4,433,074

		6,739,413
TRANSPORTATION—2.37%
Burlington Northern Santa Fe Corp.	96,305	7,082,270
CSX Corp.	300,524	10,407,146
FedEx Corp.	117,328	6,525,783
Norfolk Southern Corp.	158,107	5,955,891
Ryder System Inc.	43,432	1,212,621
Union Pacific Corp.	387,320	20,163,879
United Parcel Service Inc. Class B	344,117	17,202,409

		68,549,999

TOTAL COMMON STOCKS
(Cost: $4,167,422,245)		2,887,388,079

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.95%

MONEY MARKET FUNDS—2.95%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40%(c)(d)(e)	71,263,911	71,263,911
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32%(c)(d)(e)	12,430,837	12,430,837
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%(c)(d)	1,692,536	1,692,536

		85,387,284

TOTAL SHORT-TERM INVESTMENTS
(Cost: $85,387,284)		85,387,284

TOTAL INVESTMENTS IN SECURITIES—102.73%
(Cost: $4,252,809,529)		2,972,775,363
Other Assets, Less Liabilities—(2.73)%		(79,067,645)

NET ASSETS—100.00%		$2,893,707,718

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P ASIA 50 INDEX FUND

June 30, 2009

Security	Shares	Value

COMMON STOCKS—99.65%

CHINA—26.39%
China Communications Construction Co. Ltd. Class H	460,000	$537,751
China Construction Bank Class H	3,473,000	2,693,238
China Life Insurance Co. Ltd. Class H(a)	782,000	2,875,723
China Mobile Ltd.	540,500	5,411,939
CNOOC Ltd.	1,656,000	2,053,427
Industrial and Commercial Bank of China Ltd. Class H	4,784,000	3,333,346
PetroChina Co. Ltd. Class H(a)	2,208,000	2,450,152

		19,355,576
HONG KONG—17.78%
BOC Hong Kong (Holdings) Ltd.	368,000	644,827
Cheung Kong (Holdings) Ltd.	161,000	1,850,969
CLP Holdings Ltd.	195,500	1,296,598
Esprit Holdings Ltd.	108,100	603,264
Hang Seng Bank Ltd.	73,600	1,035,142
Hong Kong and China Gas Co. Ltd. (The)	414,000	870,730
Hong Kong Exchanges and Clearing Ltd.	115,000	1,791,021
Hutchison Whampoa Ltd.	230,000	1,503,152
Li & Fung Ltd.	276,000	740,744
Sun Hung Kai Properties Ltd.	161,000	2,010,929
Swire Pacific Ltd. Class A	69,000	696,228

		13,043,604
SINGAPORE—10.48%
DBS Group Holdings Ltd.	169,500	1,381,905
Keppel Corp. Ltd.	138,000	657,892
Oversea-Chinese Banking Corp. Ltd.	276,000	1,273,831
Singapore Airlines Ltd.	48,000	441,082
Singapore Telecommunications Ltd.	759,000	1,573,220
United Overseas Bank Ltd.	138,000	1,399,689
Wilmar International Ltd.	276,000	957,281

		7,684,900
SOUTH KOREA—22.43%
Hyundai Heavy Industries Co. Ltd.	4,140	619,074
Hyundai Motor Co. Ltd.	17,066	992,653
KB Financial Group Inc.(b)	37,030	1,244,071
Korea Electric Power Corp.(b)	26,910	626,305
KT&G Corp.	14,495	819,216
LG Electronics Inc.	9,890	908,301
POSCO	7,360	2,446,689
Samsung C&T Corp.	14,260	480,762
Samsung Electronics Co. Ltd.	12,880	5,985,290
Shinhan Financial Group Co. Ltd.(b)	49,458	1,252,028
SK Energy Co. Ltd.	6,675	537,060
SK Telecom Co. Ltd. SP ADR	35,774	541,976

		16,453,425

TAIWAN—22.57%
ASUSTeK Computer Inc.	437,507	568,052
AU Optronics Corp.	897,499	875,342
Cathay Financial Holding Co. Ltd.	667,750	988,091
China Steel Corp.	1,012,600	870,324
Chunghwa Telecom Co. Ltd.	495,599	989,385
Formosa Chemicals & Fibre Corp.(b)	483,000	727,223
Formosa Plastics Corp.	529,000	943,203
Hon Hai Precision Industry Co. Ltd.	782,685	2,421,290
HTC Corp.	72,300	1,022,469
MediaTek Inc.	115,500	1,379,945
Nan Ya Plastic Corp.	667,000	866,023
Taiwan Semiconductor Manufacturing Co. Ltd.	2,668,999	4,449,687
United Microelectronics Corp.	1,357,430	455,097

		16,556,131

TOTAL COMMON STOCKS
(Cost: $78,347,234)		73,093,636

Security	Shares	Value

SHORT-TERM INVESTMENTS—5.76%

MONEY MARKET FUNDS—5.76%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40%(c)(d)(e)	3,549,370	3,549,370
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32%(c)(d)(e)	619,130	619,130
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%(c)(d)	56,620	56,620

		4,225,120
TOTAL SHORT-TERM INVESTMENTS

(Cost: $4,225,120)		4,225,120

TOTAL INVESTMENTS IN SECURITIES—105.41%
(Cost: $82,572,354)		77,318,756
Other Assets, Less Liabilities—(5.41)%		(3,967,512)

NET ASSETS—100.00%		$73,351,244

SP ADR - Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

June 30, 2009

Security	Shares	Value

COMMON STOCKS—99.06%

AUSTRALIA—14.60%
Abacus Property Group	266,994	$79,865
Aspen Group Ltd.	78,391	21,231
Australand Property Group	187,720	72,846
Babcock & Brown Japan Property Trust	207,116	61,954
Centro Retail Group	373,152	29,866
CFS Retail Property Trust	434,590	579,718
Challenger Diversified Property Group	94,822	35,263
Charter Hall Group	146,328	61,515
Commonwealth Property Office Fund	348,322	233,729
Dexus Property Group	937,924	568,698
FKP Property Group	73,918	31,075
Goodman Group	540,410	161,651
GPT Group	1,844,934	730,853
ING Industrial Fund	364,260	72,149
ING Office Fund	466,206	173,376
Lend Lease Corp. Ltd.	92,352	523,380
Lend Lease Primelife Ltd.(a)	164,693	12,249
Macquarie CountryWide Trust	347,620	153,163
Macquarie Leisure Trust Group	94,354	107,937
Macquarie Office Trust	1,093,664	185,676
Mirvac Group	463,297	404,517
Mirvac Real Estate Investment Trust	244,634	60,321
Stockland Corp. Ltd.	467,902	1,214,264
Sunland Group Ltd.	44,850	24,112
Valad Property Group(a)	709,410	41,867
Westfield Group	461,734	4,248,027

		9,889,302
AUSTRIA—1.51%
Atrium European Real Estate Ltd.(a)	41,444	184,277
CA Immo International AG(a)	3,319	16,899
CA Immobilien Anlagen AG(a)	19,188	158,793
conwert Immobilien Invest SE(a)	21,034	169,939
Immoeast AG(a)	81,536	204,716
IMMOFINANZ AG(a)	91,125	186,612
Sparkassen Immobilien AG(a)	16,874	101,537

		1,022,773
BELGIUM—0.88%
Befimmo SCA	3,146	238,773
Cofinimmo SA	3,094	360,203

		598,976
CANADA—2.63%
Artis Real Estate Investment Trust	4,342	29,910
Boardwalk Real Estate Investment Trust	5,850	164,718

Brookfield Properties Corp.	38,974	308,745
Calloway Real Estate Investment Trust	9,074	100,323
Canadian Apartment Properties Real Estate Investment Trust	7,072	81,294
Canadian Real Estate Investment Trust	7,930	167,975
Chartwell Seniors Housing Real Estate Investment Trust	14,716	68,679
Cominar Real Estate Investment Trust	6,760	90,106
Dundee Real Estate Investment Trust	2,834	36,970
Extendicare Real Estate Investment Trust	7,904	42,537
First Capital Realty Inc.	4,446	63,780
H&R Real Estate Investment Trust	18,018	170,351
Melcor Developments Ltd.	3,640	19,244
MI Developments Inc. Class A	10,964	84,872
Primaris Retail Real Estate Investment Trust	6,422	65,473
RioCan Real Estate Investment Trust	21,892	288,035

		1,783,012
CHINA—0.29%
Hopson Development Holdings Ltd.	104,000	161,031
RREEF China Commercial Trust	104,000	36,232

		197,263
DENMARK—0.12%
Jeudan A/S	540	44,956
TK Development A/S(a)	6,734	33,612

		78,568
FINLAND—0.38%
Citycon OYJ	36,140	94,287
Sponda OYJ(a)	18,460	52,563
Sponda OYJ New(a)	27,690	80,398
Technopolis OYJ	7,592	31,521

		258,769
FRANCE—6.56%
ANF SA	1,963	71,589
Fonciere des Regions	4,966	373,249
GAGFAH SA	14,456	119,835
Gecina SA	2,444	151,178
Icade	3,900	320,206
Klepierre	16,900	435,812
Mercialys	3,900	120,347
ProLogis European Properties	26,910	101,912
Societe de la Tour Eiffel	1,352	45,324
Societe Immobiliere de Location pour l’Industrie et le Commerce	2,184	192,534
Unibail-Rodamco SE	16,848	2,508,757

		4,440,743
GERMANY—0.81%
Alstria Office REIT AG	5,018	39,416
Colonia Real Estate AG(a)	3,432	14,153
Deutsche EuroShop AG(a)	7,072	217,734
Deutsche Wohnen AG Bearer(a)	5,486	76,488
DIC Asset AG(a)	4,316	30,572
IVG Immobilien AG(a)	19,656	124,343
PATRIZIA Immobilien AG(a)(b)	4,524	17,577
TAG Immobilien AG(a)	6,838	24,938
Vivacon AG(a)	3,172	2,447

		547,668

HONG KONG—24.63%
Champion REIT(b)	468,000	153,382
Cheung Kong (Holdings) Ltd.	286,000	3,288,056
Chinese Estates Holdings Ltd.	130,000	238,192
Far East Consortium International Ltd.	286,000	60,890
Great Eagle Holdings Ltd.	78,000	163,648
Hang Lung Group Ltd.(b)	182,000	857,156
Hang Lung Properties Ltd.	390,000	1,290,766
Henderson Land Development Co. Ltd.	208,929	1,198,301
HKR International Ltd.	228,800	94,472
Hongkong Land Holdings Ltd.	260,000	920,400
Hopewell Holdings Ltd.(b)	130,000	407,610
Hysan Development Co. Ltd.	130,000	333,804
K. Wah International Holdings Ltd.	234,000	85,447
Kerry Properties Ltd.	130,000	570,319
Kowloon Development Co. Ltd.(b)	104,000	91,922
Link REIT (The)	442,000	943,308
Neo-China Land Group (Holdings) Ltd.(c)	69,000	26,977
New World China Land Ltd.(b)	239,200	133,025
Regal Real Estate Investment Trust	286,000	41,331
Shui On Land Ltd.(b)	429,000	293,932
Sino Land Co. Ltd.	468,000	775,365
Sinolink Worldwide Holdings Ltd.	416,000	66,023
SRE Group Ltd.(a)	364,000	46,498
Sun Hung Kai Properties Ltd.	312,000	3,896,955
Sunlight Real Estate Investment Trust	312,000	61,192
Tian An China Investments Co. Ltd.	182,200	91,687
Tomson Group Ltd.	151,476	68,604
Wheelock and Co. Ltd.	156,000	402,176
Wheelock Properties Ltd.	130,000	74,980

		16,676,418
ITALY—0.35%
Beni Stabili SpA	143,104	112,105
Immobiliare Grande Distribuzione SpA	35,004	61,029
Pirelli & C. Real Estate SpA(a)(b)	58,474	64,508

		237,642
JAPAN—26.16%
AEON Mall Co. Ltd.	13,000	247,645
DA Office Investment Corp.	78	214,715
Daibiru Corp.	7,800	67,179
Daito Trust Construction Co. Ltd.	18,200	860,154
Daiwa House Industry Co. Ltd.	104,000	1,121,003
Frontier Real Estate Investment Corp.	26	166,264
Fukuoka REIT Corp.	26	116,681
Global One Real Estate Investment Corp.	26	189,169
Hankyu REIT Inc.	26	113,717
Heiwa Real Estate Co. Ltd.	39,000	127,730
Japan Excellent Inc.	26	110,214
Japan Logistics Fund Inc.	26	173,540
Japan Office Investment Corp.	26	27,109
Japan Prime Realty Investment Corp.	104	225,279
Japan Real Estate Investment Corp.	78	647,541
Japan Retail Fund Investment Corp.	78	360,553
Kenedix Realty Investment Corp.	52	180,007
Leopalace21 Corp.	26,000	232,285
MID REIT Inc.	26	58,017

Mitsubishi Estate Co. Ltd.	234,000	3,907,074
Mitsui Fudosan Co. Ltd.	182,000	3,174,649
Mori Hills REIT Investment Corp.	26	98,627
MORI TRUST Sogo REIT Inc.	26	185,127
Nippon Accommodations Fund Inc.	26	116,681
Nippon Building Fund Inc.	104	890,335
Nippon Commercial Investment Corp.	52	99,920
Nippon Residential Investment Corp.	52	128,323
Nomura Real Estate Holdings Inc.	10,400	180,007
Nomura Real Estate Office Fund Inc.	52	330,912
NTT Urban Development Corp.	182	176,369
ORIX JREIT Inc.	52	238,213
Premier Investment Corp.	26	92,698
Sankei Building Co. Ltd. (The)	5,200	29,480
Shoei Co. Ltd.	7,800	66,937
Sumitomo Realty & Development Co. Ltd.	82,000	1,505,125
TOC Co. Ltd.	15,600	68,069
Toho Real Estate Co. Ltd.	5,200	26,139
Tokyo Tatemono Co. Ltd.	52,000	290,491
Tokyo Theatres Co. Inc.	26,000	52,008
Tokyu Land Corp.	78,000	355,703
TOKYU REIT Inc.	26	140,664
Top REIT Inc.	26	100,513
United Urban Investment Corp.	52	223,123

		17,715,989
NETHERLANDS—2.05%
Corio NV	9,282	451,252
Eurocommercial Properties NV	6,084	187,315
Nieuwe Steen Investments NV	7,696	118,743
Plaza Centers NV(a)	17,394	22,200
VastNed Offices/Industrial NV	5,408	79,496
VastNed Retail NV	4,134	205,269
Wereldhave NV	4,368	324,719

		1,388,994
NEW ZEALAND—0.29%
Kiwi Income Property Trust	331,266	193,135

		193,135
NORWAY—0.04%
Norwegian Property ASA(a)	34,398	30,462

		30,462
SINGAPORE—7.44%
Allgreen Properties Ltd.	212,000	147,939
Ascendas India Trust	104,000	49,580
Ascendas Real Estate Investment Trust	222,935	244,907
Ascott Residence Trust	78,000	36,646
Bukit Sembawang Estates Ltd.(b)	26,000	64,850
Cambridge Industrial Trust	208,000	50,299
CapitaCommercial Trust(b)	364,000	206,225
CapitaLand Ltd.	520,000	1,332,919
CapitaMall Trust Management Ltd.	512,000	495,250
CapitaRetail China Trust	78,000	57,664
CDL Hospitality Trusts(b)	130,000	74,550
City Developments Ltd.	130,000	770,650
Frasers Centrepoint Trust	78,000	46,616
Frasers Commercial Trust	156,000	25,868
GuocoLand Ltd.(b)	52,000	57,844

Ho Bee Investment Ltd.	52,000	29,461
Hong Fok Corp. Ltd.(a)	78,400	25,459
Keppel Land Ltd.	104,000	158,801
Mapletree Logistics Trust(b)	338,000	129,609
Singapore Land Ltd.	26,000	96,107
Starhill Global REIT	234,000	102,664
Suntec REIT	312,000	185,387
United Industrial Corp. Ltd.	168,000	208,934
UOL Group Ltd.	104,000	237,123
Wheelock Properties (Singapore) Ltd.	78,000	88,921
Wing Tai Holdings Ltd.	119,000	110,996

		5,035,269
SPAIN—0.20%
Inmobiliaria Colonial SA(a)	157,052	31,501
Metrovacesa SA(a)	2,600	58,350
Realia Business SA(a)	18,174	44,611

		134,462
SWEDEN—1.11%
Castellum AB	35,386	224,250
Fabege AB	28,106	94,680
Hufvudstaden AB Class A	19,396	119,913
Kungsleden AB	27,742	127,470
Lennart Wallenstam Byggnads AB Class B	9,724	99,777
Wihlborgs Fastigheter AB	6,630	88,781

		754,871
SWITZERLAND—1.24%
Allreal Holding AG Registered	1,352	160,119
Mobimo Holding AG Registered(a)	936	125,655
PSP Swiss Property AG Registered(a)	7,722	368,509
Swiss Prime Site AG Registered(a)	3,796	185,690

		839,973
UNITED KINGDOM—7.77%
A&J Mucklow Group PLC	5,694	23,442
Big Yellow Group PLC(a)	20,072	113,050
British Land Co. PLC	173,680	1,092,615
Brixton PLC	57,018	37,795
CLS Holdings PLC(a)	5,408	27,164
Daejan Holdings PLC	1,196	37,955
Derwent London PLC	17,966	276,641
Development Securities PLC	10,764	46,533
Grainger PLC	20,748	49,886
Great Portland Estates PLC	64,669	234,300
Hammerson PLC(b)	140,244	709,050
Helical Bar PLC	21,216	114,864
Land Securities Group PLC	153,468	1,191,032
Liberty International PLC(b)	73,008	477,627
Local Shopping REIT PLC (The)	29,874	19,679
Primary Health Properties PLC	5,044	20,767
Safestore Holdings PLC	24,726	38,684
SEGRO PLC	1,175,538	469,464
Shaftesbury PLC	28,626	142,253
St. Modwen Properties PLC	12,974	38,887
UNITE Group PLC	21,424	47,984
Workspace Group PLC	219,648	50,642

		5,260,314

TOTAL COMMON STOCKS
(Cost: $112,311,700)		67,084,603

Security	Shares	Value

RIGHTS—0.17%

AUSTRALIA—0.03%
FKP Property Group(a)(c)	170,011	16,493

		16,493
UNITED KINGDOM—0.14%
Development Securities PLC(a)(c)	6,624	2,455
Shaftesbury PLC(a)	19,084	93,028

		95,483

TOTAL RIGHTS
(Cost: $212,948)		111,976

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.15%

MONEY MARKET FUNDS—1.15%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40%(d)(e)(f)	655,939	655,939
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32%(d)(e)(f)	114,418	114,418
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%(d)(e)	8,041	8,041

		778,398
TOTAL SHORT-TERM INVESTMENTS

(Cost: $778,398)		778,398

TOTAL INVESTMENTS IN SECURITIES—100.38%
(Cost: $113,303,046)		67,974,977
Other Assets, Less Liabilities—(0.38)%		(255,233)

NET ASSETS—100.00%		$67,719,744

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P EMERGING MARKETS INFRASTRUCTURE INDEX FUND

June 30, 2009

Security	Shares	Value

COMMON STOCKS—84.83%

ARGENTINA—10.22%
Tenaris SA SP ADR	13,896	$375,749

		375,749
BRAZIL—6.71%
Centrais Eletricas Brasileiras SA SP ADR	6,957	101,433
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	2,421	72,606
CPFL Energia SA SP ADR	1,500	72,660

		246,699
CHILE—4.81%
Empresa Nacional de Electricidad SA SP ADR	2,100	104,559
Enersis SA SP ADR	3,900	72,033

		176,592
CHINA—37.98%
Beijing Capital International Airport Co. Ltd. Class H(a)	240,000	168,154
China Merchants Holdings (International) Co. Ltd.	126,000	363,365
China Oilfield Services Ltd. Class H	228,000	247,415
China Resources Power Holdings Co. Ltd.	54,000	120,123
COSCO Pacific Ltd.	138,000	155,449
Huaneng Power International Inc. SP ADR	3,168	88,926
Jiangsu Expressway Co. Ltd. Class H	156,000	114,533
Zhejiang Expressway Co. Ltd. Class H	174,000	138,077

		1,396,042
CZECH REPUBLIC—7.94%
CEZ AS(a)	6,495	291,912

		291,912
HONG KONG—1.56%
Shenzhen Expressway Co. Ltd. Class H	120,000	57,135

		57,135
MEXICO—7.47%
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	5,628	144,414
Grupo Aeroportuario del Sureste SA de CV Series B SP ADR	3,333	129,987

		274,401
SOUTH KOREA—5.58%
Korea Electric Power Corp. SP ADR(a)	17,829	205,034

		205,034

UNITED KINGDOM—2.56%
Lamprell PLC(a)	50,175	94,199

		94,199

TOTAL COMMON STOCKS
(Cost: $3,093,261)		3,117,763

Security	Shares	Value

PREFERRED STOCKS—5.75%

BRAZIL—5.75%
Companhia Energetica de Minas Gerais SP ADR	10,698	143,781
Companhia Paranaense de Energia SP ADR	4,779	67,527

		211,308

TOTAL PREFERRED STOCKS
(Cost: $212,674)		211,308

Security	Shares	Value

EXCHANGE-TRADED FUNDS—9.02%
iShares MSCI Chile Investable Market Index Fund(b)	900	40,770
iShares MSCI Malaysia Index Fund(b)	18,600	165,540
iShares MSCI South Korea Index Fund(b)	3,600	125,244

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $328,060)		331,554

Security	Shares	Value

RIGHTS—0.04%

HONG KONG—0.04%
China Resources Power Holdings Co. Ltd.(a)	3,600	1,533

		1,533

TOTAL RIGHTS
(Cost: $0)		1,533

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.23%

MONEY MARKET FUNDS—0.23%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%(b)(c)	8,404	8,404

		8,404

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,404)	8,404

TOTAL INVESTMENTS IN SECURITIES—99.87%
(Cost: $3,642,399)	3,670,562
Other Assets, Less Liabilities—0.13%	4,745

NET ASSETS—100.00%	$3,675,307

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P EUROPE 350 INDEX FUND

June 30, 2009

Security	Shares	Value

COMMON STOCKS—98.85%

AUSTRIA—0.38%
Erste Group Bank AG(a)	56,448	$1,522,570
OMV AG	40,320	1,509,449
Telekom Austria AG	88,704	1,386,046
voestalpine AG	32,666	895,761

		5,313,826
BELGIUM—1.42%
Agfa-Gevaert NV(b)	44,469	126,620
Anheuser-Busch InBev NV	146,944	5,305,297
Belgacom SA	40,768	1,300,061
Colruyt SA	4,928	1,123,933
Delhaize Group	26,888	1,890,814
Dexia SA(a)(b)	304,640	2,309,147
Fortis(b)	645,844	2,201,320
Groupe Bruxelles Lambert SA	21,952	1,604,210
KBC Groep NV(b)	52,416	955,777
Solvay SA	16,434	1,386,066
UCB SA	29,683	949,691
Umicore	34,496	782,399

		19,935,335
DENMARK—1.25%
A.P. Moller - Maersk A/S Class B	302	1,808,860
Carlsberg A/S Class B	19,712	1,264,209
Danske Bank A/S(b)	145,152	2,501,584
Novo Nordisk A/S Class B	130,816	7,071,535
Novozymes A/S Class B	12,101	982,357
Vestas Wind Systems A/S(b)	53,760	3,852,874

		17,481,419
FINLAND—1.67%
Fortum OYJ	116,032	2,639,842
Kone OYJ Class B	55,104	1,687,276
Metso OYJ	34,603	645,527
Nokia OYJ	1,001,280	14,662,410
Sampo OYJ Class A	84,672	1,597,392
Stora Enso OYJ Class R(b)	172,928	912,016
UPM-Kymmene OYJ	145,055	1,263,495

		23,407,958
FRANCE—15.99%
Accor SA	52,416	2,077,344
Air France-KLM	50,176	640,523
Alcatel-Lucent(b)	582,848	1,461,747
ALSTOM	54,208	3,197,646
AXA	474,880	8,918,951
BNP Paribas	245,952	15,955,537
Bouygues SA	62,272	2,340,868
Cap Gemini SA	39,877	1,467,694

Carrefour SA	138,432	5,906,701
Casino Guichard-Perrachon SA	14,149	953,605
Christian Dior SA	14,784	1,102,574
Compagnie de Saint-Gobain(a)	103,488	3,458,376
Compagnie Generale des Etablissements Michelin Class B	38,976	2,219,863
Credit Agricole SA	231,616	2,883,601
Danone SA	168,000	8,289,998
Dassault Systemes SA	15,154	668,706
Electricite de France	72,576	3,529,871
Essilor International SA	55,552	2,647,722
European Aeronautic Defence and Space Co.(a)	103,040	1,663,529
France Telecom SA	503,104	11,403,770
GDF Suez	385,728	14,359,238
Hermes International(a)	19,712	2,737,255
Lafarge SA(b)	36,288	2,455,894
Lafarge SA New(b)	16,134	1,056,159
Lagardere SCA	29,568	981,679
L’Air Liquide SA	70,352	6,425,005
L’Oreal SA	65,856	4,921,167
LVMH Moet Hennessy Louis Vuitton SA	68,544	5,230,192
Pernod Ricard SA(a)	58,688	3,693,641
PPR SA	20,042	1,634,848
PSA Peugeot Citroen SA(b)	45,073	1,183,509
Publicis Groupe SA	37,632	1,147,008
Renault SA(b)	54,038	1,983,592
Safran SA	59,136	779,703
Sanofi-Aventis	275,072	16,154,691
Schneider Electric SA	69,440	5,288,821
SES SA	91,840	1,750,655
Societe Generale	154,560	8,430,019
Societe Television Francaise 1	34,944	391,771
Sodexo	27,776	1,425,547
STMicroelectronics NV	172,615	1,291,218
Suez Environnement SA	72,128	1,259,065
Technip SA	30,016	1,468,937
Thales SA	25,984	1,161,731
Total SA	629,888	33,997,557
Unibail-Rodamco SE	21,504	3,202,060
Valeo SA(a)(b)	18,368	337,764
Vallourec SA	14,336	1,739,979
Veolia Environnement	96,768	2,849,007
Vinci SA	133,952	6,009,590
Vivendi SA	323,008	7,717,999

		223,853,927
GERMANY—11.66%
Adidas AG	52,416	1,992,427
Allianz SE Registered	120,512	11,093,843
BASF SE	244,608	9,720,006
Bayer AG	203,392	10,903,699
Bayerische Motoren Werke AG	85,120	3,204,523
Beiersdorf AG	27,776	1,305,550
Commerzbank AG(a)(b)	171,136	1,063,395
Daimler AG Registered	281,344	10,173,488
Deutsche Bank AG Registered	165,312	10,015,835
Deutsche Boerse AG	51,520	3,994,783
Deutsche Lufthansa AG Registered	72,128	903,451
Deutsche Post AG Registered	220,864	2,876,446
Deutsche Telekom AG Registered	789,376	9,300,633
E.ON AG	505,792	17,892,308
Fresenius Medical Care AG & Co. KGaA	49,280	2,204,319
Hochtief AG	12,544	631,655

Infineon Technologies AG(a)(b)	204,410	738,293
K+S AG	36,080	2,025,823
Linde AG	42,112	3,451,366
MAN SE	25,802	1,581,554
Merck KGaA	16,576	1,685,649
METRO AG	29,215	1,394,086
Muenchener Rueckversicherungs-Gesellschaft AG Registered	52,864	7,132,459
Puma AG	1,792	392,038
QIAGEN NV(b)	56,896	1,053,428
RWE AG	116,928	9,199,268
Salzgitter AG	9,856	862,926
SAP AG	228,928	9,206,105
Siemens AG Registered	243,264	16,774,093
ThyssenKrupp AG	92,288	2,289,931
TUI AG(b)	47,516	349,570
Volkswagen AG	23,296	7,879,523

		163,292,473
GREECE—0.53%
Hellenic Telecommunications Organization SA SP ADR	270,794	2,071,574
National Bank of Greece SA SP ADR(a)(b)	980,885	5,385,059

		7,456,633
IRELAND—0.44%
Anglo Irish Bank Corp. Ltd.(c)	211,770	30
CRH PLC	190,400	4,353,152
Elan Corp. PLC(b)	120,512	823,206
Kerry Group PLC Class A	42,560	970,670

		6,147,058
ITALY—5.23%
Alleanza Assicurazioni SpA	107,727	738,517
Assicurazioni Generali SpA	321,216	6,672,699
Atlantia SpA	64,512	1,303,024
Banca Monte dei Paschi di Siena SpA(a)	1,016,080	1,640,411
Banca Popolare di Milano Scrl	117,824	701,553
Banco Popolare SpA(b)	167,104	1,246,946
Enel SpA	1,703,291	8,290,250
Eni SpA	662,144	15,649,543
Fiat SpA(b)	206,528	2,074,155
Finmeccanica SpA	108,964	1,532,969
Intesa Sanpaolo SpA(b)	2,387,840	7,686,652
Luxottica Group SpA(b)	34,944	729,821
Mediaset SpA	193,088	1,081,308
Mediobanca SpA	116,928	1,391,617
Mediolanum SpA	64,669	344,690
Pirelli & C. SpA(b)	559,138	195,598
Saipem SpA	65,408	1,590,850
Snam Rete Gas SpA	475,776	2,087,128
Telecom Italia SpA	2,703,232	3,734,813
Terna SpA	336,000	1,119,315
UniCredit SpA(b)	4,447,744	11,198,338
Unione di Banche Italiane ScpA	173,767	2,259,417

		73,269,614
NETHERLANDS—4.03%
Aegon NV	318,976	1,961,005
Akzo Nobel NV	61,824	2,719,459
ArcelorMittal	245,504	8,054,491
ASML Holding NV	114,688	2,478,962
Heineken NV	66,658	2,472,083

ING Groep NV	547,904	5,511,808
Koninklijke Ahold NV	315,840	3,625,618
Koninklijke DSM NV	49,069	1,536,899
Koninklijke KPN NV	452,928	6,225,299
Koninklijke Philips Electronics NV	255,360	4,701,122
Randstad Holding NV(b)	28,735	794,616
Reed Elsevier NV	181,294	1,994,412
TNT NV	102,144	1,983,605
Unilever NV	456,512	10,991,205
Wolters Kluwer NV	77,952	1,361,275

		56,411,859
NORWAY—0.97%
DnB NOR ASA(b)	201,600	1,534,735
Norsk Hydro ASA(b)	178,537	915,354
Orkla ASA	213,248	1,547,208
Renewable Energy Corp. ASA(a)(b)	62,366	483,499
StatoilHydro ASA	314,944	6,194,609
Telenor ASA(b)	200,133	1,537,559
Yara International ASA	49,728	1,390,658

		13,603,622
PORTUGAL—0.58%
Banco Comercial Portugues SA Registered	966,784	981,787
Banco Espirito Santo SA Registered	195,188	1,051,317
BRISA - Auto-estradas de Portugal SA	82,880	595,790
CIMPOR - Cimentos de Portugal SGPS SA	75,264	548,959
Energias de Portugal SA	660,800	2,588,751
Portugal Telecom SGPS SA Registered	238,336	2,330,419

		8,097,023
SPAIN—7.49%
Abertis Infraestructuras SA	85,269	1,603,272
Acciona SA	7,688	944,641
Acerinox SA	35,392	654,786
Actividades de Construcciones y Servicios SA	55,104	2,786,363
Banco Bilbao Vizcaya Argentaria SA	995,904	12,488,329
Banco de Sabadell SA(a)	281,344	1,756,091
Banco Popular Espanol SA(a)	327,488	2,852,570
Banco Santander SA	2,168,320	26,034,333
Bankinter SA(a)	83,215	982,795
Enagas SA	50,624	995,174
Gamesa Corporacion Tecnologica SA	38,528	730,098
Gas Natural SDG SA	140,224	2,551,007
Grupo Ferrovial SA(a)	14,336	459,879
Iberdrola Renovables SA(b)	247,296	1,129,061
Iberdrola SA	1,330,560	10,787,272
Industria de Diseno Textil SA	56,000	2,683,999
Red Electrica Corporacion SA	28,883	1,304,915
Repsol YPF SA	238,784	5,338,790
Sacyr Vallehermoso SA	34,944	484,260
Telefonica SA	1,248,128	28,221,070

		104,788,705
SWEDEN—3.51%
Alfa Laval AB	96,320	914,983
Assa Abloy AB Class B	84,224	1,168,593
Atlas Copco AB Class A	168,000	1,675,045
Boliden AB	81,088	609,637
Electrolux AB Class B(a)(b)	82,333	1,145,012
Hennes & Mauritz AB Class B	129,024	6,411,358
Holmen AB Class B	14,336	311,779
Investor AB Class B	117,376	1,802,790

Nordea Bank AB	857,472	6,762,075
Sandvik AB	271,488	2,006,065
Scania AB Class B	87,808	866,990
Securitas AB Class B	81,542	689,353
Skandinaviska Enskilda Banken AB Class A(b)	434,112	1,899,417
Skanska AB Class B	92,584	1,030,656
SKF AB Class B	108,873	1,334,943
SSAB AB Class A	55,108	638,363
Svenska Cellulosa AB Class B	157,248	1,643,951
Svenska Handelsbanken AB Class A	124,096	2,334,453
Swedbank AB Class A(b)	103,488	599,729
Swedish Match AB	70,336	1,137,036
Tele2 AB Class B	71,680	720,700
Telefonaktiebolaget LM Ericsson AB Class B	786,688	7,686,298
TeliaSonera AB	570,304	2,981,125
Volvo AB Class A	146,052	895,406
Volvo AB Class B(a)	306,294	1,881,760

		49,147,517
SWITZERLAND—11.62%
ABB Ltd. Registered(b)	614,656	9,653,188
Actelion Ltd. Registered(b)	28,224	1,475,366
Adecco SA Registered	38,080	1,584,755
Baloise Holding Registered	12,992	963,454
Clariant AG Registered(b)	64,387	406,138
Compagnie Financiere Richemont SA Class A Bearer Units	90,496	1,878,902
Credit Suisse Group AG Registered	276,864	12,626,964
Givaudan SA Registered	2,036	1,245,881
Holcim Ltd. Registered(b)	58,688	3,329,548
Julius Baer Holding AG Registered	56,896	2,206,679
Lonza Group AG Registered	13,888	1,377,882
Nestle SA Registered	1,017,408	38,280,847
Nobel Biocare Holding AG Registered	31,360	683,977
Novartis AG Registered	702,912	28,464,203
Roche Holding AG Bearer	12,544	1,782,031
Roche Holding AG Genusschein	187,264	25,432,295
SGS SA Registered	1,344	1,663,394
Swatch Group AG (The) Bearer	8,085	1,295,771
Swiss Life Holding AG Registered(b)	9,408	811,430
Swiss Reinsurance Co. Registered	96,320	3,183,064
Swisscom AG Registered	6,272	1,923,325
Syngenta AG Registered	26,432	6,130,727
UBS AG Registered(b)	779,520	9,525,834
Zurich Financial Services AG Registered	38,080	6,701,772

		162,627,427
UNITED KINGDOM—32.08%
Aegis Group PLC	185,123	280,480
Anglo American PLC	348,992	10,135,495
ARM Holdings PLC	357,190	704,415
Associated British Foods PLC	94,721	1,189,434
AstraZeneca PLC	384,832	16,924,576
Aviva PLC	728,896	4,099,306
BAE Systems PLC	934,976	5,212,105
Barclays PLC(d)	2,231,488	10,400,041
BBA Aviation PLC	92,288	173,262
BG Group PLC	889,728	14,916,230
BHP Billiton PLC	586,880	13,183,105
BP PLC	4,989,824	39,263,175
British Airways PLC(b)	185,472	380,889
British American Tobacco PLC	529,536	14,589,670
British Land Co. PLC	228,928	1,440,179

British Sky Broadcasting Group PLC	289,856	2,171,940
BT Group PLC	2,015,104	3,368,353
Bunzl PLC	83,204	688,548
Cable & Wireless PLC	679,354	1,489,115
Cadbury PLC	355,712	3,034,466
Capita Group PLC	159,488	1,876,654
Carnival PLC	43,456	1,150,058
Centrica PLC	1,356,544	4,981,875
Cobham PLC	312,162	887,823
Compass Group PLC	501,312	2,821,439
Cookson Group PLC	65,856	283,339
Daily Mail & General Trust PLC Class A NVS	75,264	352,014
Diageo PLC	660,352	9,477,569
Drax Group PLC	94,979	686,667
DSG International PLC	986,619	373,707
Electrocomponents PLC	108,864	252,340
Enterprise Inns PLC	133,504	274,277
Experian PLC	279,635	2,091,898
FirstGroup PLC	132,416	780,143
Friends Provident Group PLC	557,312	602,358
G4S PLC	314,048	1,078,341
GKN PLC	191,744	391,559
GlaxoSmithKline PLC	1,378,048	24,248,949
Hammerson PLC(a)	187,264	946,775
Hays PLC	397,824	561,797
Home Retail Group PLC	243,712	1,043,529
HSBC Holdings PLC	4,611,712	38,163,860
IMI PLC	80,640	414,010
Imperial Tobacco Group PLC	268,800	6,985,384
InterContinental Hotels Group PLC	82,880	850,338
International Power PLC	410,638	1,609,497
Invensys PLC	203,840	750,276
ITV PLC	916,160	528,072
J Sainsbury PLC	346,752	1,787,382
Johnson Matthey PLC	54,208	1,027,526
Kesa Electricals PLC	166,656	304,648
Kingfisher PLC	631,232	1,848,310
Ladbrokes PLC	189,952	575,593
Land Securities Group PLC	206,080	1,599,342
Legal & General Group PLC	1,560,832	1,459,762
Lloyds Banking Group PLC	4,065,600	4,682,117
Logica PLC	417,874	543,659
London Stock Exchange Group PLC	56,448	653,054
Lonmin PLC	40,038	773,436
Man Group PLC	456,512	2,086,264
Marks & Spencer Group PLC	429,184	2,162,813
Misys PLC	129,475	367,815
Mitchells & Butlers PLC(b)	71,232	290,925
National Grid PLC	641,088	5,780,372
Next PLC	52,864	1,278,898
Old Mutual PLC	1,443,008	1,923,235
Pearson PLC	219,838	2,206,635
Persimmon PLC	92,288	531,946
Provident Financial PLC	37,039	484,017
Prudential PLC	672,072	4,576,625
Reckitt Benckiser PLC	158,592	7,224,162
Reed Elsevier PLC	295,683	2,203,429
Rentokil Initial PLC	481,012	708,978
Rexam PLC	174,466	817,424
Rio Tinto PLC	230,328	7,984,595
Rolls-Royce Group PLC(b)	484,736	2,885,809
Royal Bank of Scotland Group PLC(b)	4,478,656	2,849,961
Royal Dutch Shell PLC Class A	940,800	23,519,231

Royal Dutch Shell PLC Class B	715,008	17,968,817
RSA Insurance Group PLC	902,720	1,786,947
SABMiller PLC	231,837	4,715,239
Sage Group PLC (The)	336,448	986,815
Schroders PLC	30,464	411,642
Scottish & Southern Energy PLC	242,368	4,546,247
SEGRO PLC	1,614,682	644,841
Severn Trent PLC	62,740	1,130,358
Shire PLC	151,287	2,081,623
Smith & Nephew PLC	235,200	1,741,089
Smiths Group PLC	101,021	1,167,061
Standard Chartered PLC	418,880	7,864,091
Standard Life PLC	597,645	1,831,655
Tate & Lyle PLC	114,688	601,563
Tesco PLC	2,098,880	12,222,327
Thomson Reuters PLC	46,592	1,328,964
3i Group PLC	257,600	1,026,633
Tomkins PLC	224,935	548,243
Tullow Oil PLC	219,072	3,382,301
Unilever PLC	340,032	7,974,139
United Business Media Ltd.	68,544	450,680
United Utilities Group PLC	182,070	1,490,215
Vodafone Group PLC	13,918,912	26,865,006
WH Smith PLC	41,069	282,881
Whitbread PLC	55,833	750,760
William Hill PLC	212,352	687,184
Wm Morrison Supermarkets PLC	552,832	2,153,170
Wolseley PLC(b)	76,538	1,459,620
WPP PLC	331,072	2,198,623
Xstrata PLC	510,272	5,523,564

		449,069,593

TOTAL COMMON STOCKS
(Cost: $1,781,376,878)		1,383,903,989

Security	Shares	Value

PREFERRED STOCKS—0.22%

GERMANY—0.22%
Henkel AG & Co. KGaA	47,696	1,487,205
Porsche Automobil Holding SE	24,192	1,621,993

		3,109,198

TOTAL PREFERRED STOCKS
(Cost: $4,153,801)		3,109,198

Security	Shares	Value

RIGHTS—0.31%

BELGIUM—0.00%
Fortis(a)(b)(c)	551,104	77

		77
ITALY—0.00%
Unione di Banche Italiane ScpA(b)	173,767	11,870

		11,870

NORWAY—0.01%
Renewable Energy Corp. ASA(a)(b)	21,505	76,845

		76,845
UNITED KINGDOM—0.30%
Rio Tinto PLC(b)	125,832	4,248,142

		4,248,142

TOTAL RIGHTS
(Cost: $4,536,348)		4,336,934

Security	Shares	Value

WARRANTS—0.00%

ITALY—0.00%
Unione di Banche Italiane ScpA (Expires 6/30/11)(b)	179,185	13,823

		13,823

TOTAL WARRANTS
(Cost: $0)		13,823

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.24%

MONEY MARKET FUNDS—1.24%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40%(d)(e)(f)	14,751,557	14,751,557
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32%(d)(e)(f)	2,573,170	2,573,170
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%(d)(e)	35,614	35,614

		17,360,341

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,360,341)		17,360,341

TOTAL INVESTMENTS IN SECURITIES—100.62%
(Cost: $1,807,427,368)		1,408,724,285
Other Assets, Less Liabilities—(0.62)%		(8,674,193)

NET ASSETS—100.00%		$1,400,050,092

NVS - Non-Voting Shares

SP ADR - Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL 100 INDEX FUND

June 30, 2009

Security	Shares	Value

COMMON STOCKS—99.27%

AUSTRALIA—1.62%
BHP Billiton Ltd.	346,920	$9,737,831

		9,737,831
FINLAND—0.94%
Nokia OYJ	63,700	932,802
Nokia OYJ SP ADR	325,993	4,752,978

		5,685,780
FRANCE—9.24%
Alcatel-Lucent(a)	243,040	609,529
AXA	185,220	3,478,706
BNP Paribas	95,795	6,214,467
Carrefour SA	54,145	2,310,292
Compagnie de Saint-Gobain	40,180	1,342,741
France Telecom SA	196,980	4,464,911
GDF Suez	149,940	5,581,716
L’Oreal SA	25,480	1,904,023
LVMH Moet Hennessy Louis Vuitton SA	26,460	2,019,008
Sanofi-Aventis	106,820	6,273,427
Schneider Electric SA	25,970	1,977,976
Societe Generale	60,270	3,287,249
Total SA	245,490	13,250,070
Vivendi SA	123,480	2,950,449

		55,664,564
GERMANY—7.29%
Allianz SE Registered	47,040	4,330,310
BASF SE	94,080	3,738,464
Bayer AG	78,890	4,229,236
Daimler AG Registered	109,025	3,942,379
Deutsche Bank AG Registered	64,435	3,903,953
Deutsche Telekom AG Registered	307,475	3,622,750
E.ON AG	197,225	6,976,801
RWE AG	45,325	3,565,928
Siemens AG Registered	94,325	6,504,112
Volkswagen AG	9,310	3,148,968

		43,962,901
ITALY—0.44%
Assicurazioni Generali SpA	126,665	2,631,243

		2,631,243
JAPAN—5.09%
Bridgestone Corp.	73,500	1,154,091
Canon Inc.	122,550	4,013,660
FUJIFILM Holdings Corp.	49,200	1,560,367
Honda Motor Co. Ltd.	147,000	4,052,651
Nissan Motor Co. Ltd.	220,500	1,339,203
Panasonic Corp.	203,400	2,744,746
Seven & I Holdings Co. Ltd.	73,520	1,729,703

Sony Corp.	104,400	2,732,135
Toshiba Corp.	295,800	1,073,017
Toyota Motor Corp.	269,500	10,250,972

		30,650,545
NETHERLANDS—1.50%
Aegon NV	124,705	766,663
ING Groep NV	214,865	2,161,500
Koninklijke Philips Electronics NV	7,456	137,263
Koninklijke Philips Electronics NV NYS	92,647	1,706,558
Unilever NV	20,008	481,722
Unilever NV NYS	156,343	3,780,374

		9,034,080
SOUTH KOREA—1.02%
Samsung Electronics Co. Ltd. SP GDR(b)	26,311	6,137,041

		6,137,041
SPAIN—4.66%
Banco Bilbao Vizcaya Argentaria SA	388,815	4,875,620
Banco Santander SA	844,760	10,142,766
Repsol YPF SA	93,100	2,081,552
Telefonica SA	487,305	11,018,316

		28,118,254
SWEDEN—0.50%
Telefonaktiebolaget LM Ericsson AB Class B	123,235	1,204,062
Telefonaktiebolaget LM Ericsson AB Class B SP ADR	187,565	1,834,386

		3,038,448
SWITZERLAND—6.59%
ABB Ltd. Registered(a)	241,325	3,790,015
Credit Suisse Group AG Registered	108,045	4,927,619
Nestle SA Registered	397,145	14,942,921
Novartis AG Registered	273,665	11,081,979
Swiss Reinsurance Co. Registered	37,730	1,246,854
UBS AG Registered(a)	304,780	3,724,451

		39,713,839
UNITED KINGDOM—16.06%
Anglo American PLC	136,465	3,963,244
AstraZeneca PLC	149,205	6,561,906
Aviva PLC	283,220	1,592,827
Barclays PLC(c)	867,300	4,042,126
BP PLC	1,935,990	15,233,626
Diageo PLC	256,270	3,678,063
GlaxoSmithKline PLC	535,570	9,424,207
HSBC Holdings PLC	1,791,930	14,828,976
National Grid PLC	263,620	2,376,931
Rio Tinto PLC	92,604	3,210,228
Royal Dutch Shell PLC Class A	27,685	692,102
Royal Dutch Shell PLC Class A SP ADR	169,295	8,496,916
Royal Dutch Shell PLC Class B	278,320	6,994,441
Standard Chartered PLC	162,680	3,054,169
Vodafone Group PLC	5,433,120	10,486,509
Xstrata PLC	197,960	2,142,867

		96,779,138
UNITED STATES—44.32%
Bristol-Myers Squibb Co.	204,820	4,159,894
Caterpillar Inc.	62,475	2,064,174
Chevron Corp.	207,515	13,747,869
Citigroup Inc.(d)	573,545	1,703,429

Coca-Cola Co. (The)	206,045	9,888,100
Colgate-Palmolive Co.	51,940	3,674,236
Dell Inc.(a)	180,320	2,475,794
Dow Chemical Co. (The)	111,475	1,799,206
E.I. du Pont de Nemours and Co.	93,835	2,404,053
EMC Corp.(a)	208,740	2,734,494
Exxon Mobil Corp.	505,190	35,317,833
Ford Motor Co.(a)	334,670	2,031,447
General Electric Co.	1,097,110	12,858,129
Hewlett-Packard Co.	246,715	9,535,535
Intel Corp.	578,445	9,573,265
International Business Machines Corp.	136,955	14,300,841
Johnson & Johnson	285,670	16,226,056
JPMorgan Chase & Co.	397,880	13,571,687
Kimberly-Clark Corp.	43,365	2,273,627
McDonald’s Corp.	114,170	6,563,633
Merck & Co. Inc.	218,295	6,103,528
Microsoft Corp.	792,575	18,839,508
Morgan Stanley	137,690	3,925,542
News Corp. Class A	240,100	2,187,311
Nike Inc. Class B	40,425	2,093,206
PepsiCo Inc.	161,455	8,873,567
Pfizer Inc.	698,250	10,473,750
Philip Morris International Inc.	203,105	8,859,440
Procter & Gamble Co. (The)	302,085	15,436,543
Texas Instruments Inc.	132,300	2,817,990
3M Co.	71,785	4,314,278
United Technologies Corp.	97,755	5,079,350
Wal-Mart Stores Inc.	231,280	11,203,203

		267,110,518

TOTAL COMMON STOCKS
(Cost: $913,134,607)		598,264,182

Security	Shares	Value

RIGHTS—0.28%

BELGIUM—0.00%
Fortis(a)(e)	286,237	40

		40
UNITED KINGDOM—0.28%
Rio Tinto PLC(a)	49,006	1,654,464

		1,654,464

TOTAL RIGHTS
(Cost: $1,612,835)		1,654,504

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.33%

MONEY MARKET FUNDS—0.33%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40%(c)(f)(g)	1,518,842	1,518,842
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32%(c)(f)(g)	264,937	264,937

Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%(c)(f)	224,117	224,117

		2,007,896

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,007,896)		2,007,896

TOTAL INVESTMENTS IN SECURITIES—99.88%
(Cost: $916,755,338)		601,926,582
Other Assets, Less Liabilities—0.12%		720,260

NET ASSETS—100.00%		$602,646,842

NYS - New York Registered Shares

SP ADR - Sponsored American Depositary Receipts

SP GDR - Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Affiliated issuer. See Note 2.
(d)	All or a portion of this security represents a security on loan. See Note 3.
(e)	Security valued using Level 3 inputs. See Note 1.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

June 30, 2009

Security	Shares	Value

COMMON STOCKS—94.43%

AUSTRALIA—2.01%
Infigen Energy	1,618,485	$1,504,734

		1,504,734
CHILE—5.48%
Empresa Nacional de Electricidad SA SP ADR	82,302	4,097,817

		4,097,817
CHINA—18.48%
JA Solar Holdings Co. Ltd. SP ADR(a)(b)	521,169	2,449,494
LDK Solar Co. Ltd. SP ADR(a)(b)	272,679	3,075,819
Solarfun Power Holdings Co. Ltd. SP ADR(a)(b)	149,193	966,771
Suntech Power Holdings Co. Ltd. SP ADR(a)(b)	212,586	3,796,786
Trina Solar Ltd. SP ADR(a)(b)	54,714	1,402,320
Yingli Green Energy Holding Co. Ltd. SP ADR(a)(b)	156,882	2,125,751

		13,816,941
DENMARK—5.93%
Vestas Wind Systems A/S(a)	61,875	4,434,460

		4,434,460
FRANCE—8.83%
EDF Energies Nouvelles SA	55,473	2,751,333
EDP Renovaveis SA(a)	376,266	3,852,717

		6,604,050
GERMANY—12.84%
Nordex AG(a)	164,571	2,580,741
Phoenix Solar AG	17,820	822,093
Q-Cells SE(a)(b)	146,454	2,978,644
SolarWorld AG(b)	136,851	3,219,069

		9,600,547
JAPAN—1.37%
Japan Wind Development Co. Ltd.	231	1,024,698

		1,024,698
NORWAY—4.34%
Renewable Energy Corp. ASA(a)(b)	418,308	3,242,975

		3,242,975
SPAIN—9.56%
Gamesa Corporacion Tecnologica SA	200,838	3,805,840
Iberdrola Renovables SA(a)	733,095	3,347,037

		7,152,877
UNITED KINGDOM—1.28%
PV Crystalox Solar PLC	701,382	958,709

		958,709

UNITED STATES—24.31%
Covanta Holding Corp.(a)	202,686	3,437,555
Energy Conversion Devices Inc.(a)(b)	130,152	1,841,651
Evergreen Solar Inc.(a)(b)	342,969	744,243
First Solar Inc.(a)(b)	21,549	3,493,524
FuelCell Energy Inc.(a)	131,175	548,312
GT Solar International Inc.(a)	82,995	441,533
MEMC Electronic Materials Inc.(a)	158,763	2,827,569
Ormat Technologies Inc.(b)	43,461	1,751,913
SunPower Corp. Class A(a)(b)	116,226	3,096,261

		18,182,561

TOTAL COMMON STOCKS
(Cost: $65,501,962)		70,620,369

Security	Shares	Value

PREFERRED STOCKS—4.32%

BRAZIL—4.32%
Companhia Paranaense de Energia SP ADR	228,822	3,233,255

		3,233,255

TOTAL PREFERRED STOCKS
(Cost: $2,854,366)		3,233,255

Security	Shares	Value

RIGHTS—0.67%

NORWAY—0.67%
Renewable Energy Corp. ASA(a)(b)	139,873	499,814

		499,814

TOTAL RIGHTS
(Cost: $0)		499,814

Security	Shares	Value

SHORT-TERM INVESTMENTS—37.61%

MONEY MARKET FUNDS—37.61%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40%(c)(d)(e)	23,942,548	23,942,548
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32%(c)(d)(e)	4,176,390	4,176,390
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%(c)(d)	3,329	3,329

		28,122,267

TOTAL SHORT-TERM INVESTMENTS
(Cost: $28,122,267)		28,122,267

TOTAL INVESTMENTS IN SECURITIES—137.03%
(Cost: $96,478,595)		102,475,705
Other Assets, Less Liabilities—(37.03)%		(27,694,123)

NET ASSETS—100.00%		$74,781,582

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

June 30, 2009

Security	Shares	Value

COMMON STOCKS—99.36%

AUSTRALIA—0.57%
Crown Ltd.	28,786	$169,187
Tabcorp Holdings Ltd.	34,632	200,467

		369,654
CANADA—2.03%
Canadian Tire Corp. Ltd. Class A	3,034	143,686
Gildan Activewear Inc.(a)	5,772	85,634
Groupe Aeroplan Inc.	10,693	75,961
Magna International Inc. Class A	5,076	215,698
Shaw Communications Inc. Class B	13,912	234,552
Thomson Reuters Corp.	8,406	245,011
Tim Hortons Inc.	8,547	209,158
Yellow Pages Income Fund	24,316	112,017

		1,321,717
FRANCE—8.04%
Accor SA	8,214	325,536
Christian Dior SA	2,553	190,400
Compagnie Generale des Etablissements Michelin Class B	6,327	360,352
Hermes International	3,404	472,687
Lagardere SCA	4,181	138,812
LVMH Moet Hennessy Louis Vuitton SA	12,025	917,558
PPR SA	3,293	268,614
PSA Peugeot Citroen SA(a)	7,067	185,563
Publicis Groupe SA	6,142	187,206
Renault SA(a)	8,991	330,036
SES SA	14,541	277,181
Societe Television Francaise 1	3,737	41,897
Sodexo	4,440	227,874
Thomson(a)	32,338	28,304
Valeo SA(a)	3,959	72,801
Vivendi SA	50,838	1,214,730

		5,239,551
GERMANY—6.22%
Adidas AG	10,656	405,054
Bayerische Motoren Werke AG	14,171	533,497
Daimler AG Registered	46,509	1,681,780
Puma AG	338	73,945
TUI AG(a)	10,138	74,584
Volkswagen AG	3,811	1,289,014

		4,057,874
HONG KONG—1.04%
Esprit Holdings Ltd.	48,100	268,427
Li & Fung Ltd.	154,000	413,313

		681,740

ITALY—1.20%
Fiat SpA(a)	35,927	360,814
Luxottica Group SpA(a)	7,807	163,053
Mediaset SpA	35,409	198,293
Pirelli & C. SpA(a)	177,785	62,193

		784,353
JAPAN—19.66%
Bridgestone Corp.	29,600	464,777
Denso Corp.	22,200	570,617
Dentsu Inc.	11,300	237,747
Fast Retailing Co. Ltd.	2,400	313,417
Honda Motor Co. Ltd.	66,600	1,836,099
Marui Group Co. Ltd.	14,800	104,306
Nippon Television Network Corp.	740	87,663
Nissan Motor Co. Ltd.	96,200	584,269
NOK Corp.	7,700	89,621
Oriental Land Co. Ltd.	2,300	153,993
Panasonic Corp.	88,800	1,198,296
SANYO Electric Co. Ltd.(a)	74,000	191,740
Sekisui House Ltd.	7,000	71,099
Sharp Corp.	37,000	384,630
Sony Corp.	44,400	1,161,942
Suzuki Motor Corp.	18,500	416,075
Toyota Industries Corp.	7,400	184,454
Toyota Motor Corp.	118,400	4,503,581
Yamada Denki Co. Ltd.	4,440	259,079

		12,813,405
MEXICO—0.44%
Grupo Televisa SAB CPO	85,100	289,347

		289,347
NETHERLANDS—0.75%
Reed Elsevier NV	25,567	281,262
Wolters Kluwer NV	11,766	205,470

		486,732
SOUTH KOREA—0.34%
Hyundai Motor Co. Ltd. Class A SP GDR(b)(c)	7,549	219,600

		219,600
SPAIN—0.75%
Industria de Diseno Textil SA	10,249	491,220

		491,220
SWEDEN—1.95%
Electrolux AB Class B(a)(d)	15,614	217,145
Hennes & Mauritz AB Class B	21,201	1,053,503

		1,270,648
SWITZERLAND—0.73%
Compagnie Financiere Richemont SA Class A Bearer Units	13,283	275,785
Swatch Group AG (The) Bearer	1,239	198,573

		474,358

UNITED KINGDOM—6.63%
Aegis Group PLC	34,891	52,863
British Sky Broadcasting Group PLC	45,362	339,905
Carnival PLC	7,141	188,986
Compass Group PLC	83,990	472,705
Daily Mail & General Trust PLC Class A NVS	10,886	50,914
DSG International PLC	167,388	63,402
Enterprise Inns PLC	26,090	53,600
GKN PLC	29,674	60,597
Home Retail Group PLC	35,742	153,040
InterContinental Hotels Group PLC	13,358	137,051
ITV PLC	125,615	72,404
Kesa Electricals PLC	23,794	43,496
Kingfisher PLC	105,265	308,226
Ladbrokes PLC	27,306	82,743
Marks & Spencer Group PLC	70,115	353,335
Mitchells & Butlers PLC(a)	15,806	64,555
Next PLC	8,251	199,610
Pearson PLC	31,413	315,310
Persimmon PLC	15,360	88,535
Reed Elsevier PLC	41,921	312,395
Thomson Reuters PLC	8,029	229,015
United Business Media Ltd.	8,029	52,791
WH Smith PLC	6,549	45,109
Whitbread PLC	8,148	109,562
William Hill PLC	34,854	112,790
WPP PLC	53,946	358,251

		4,321,190
UNITED STATES—49.01%
Abercrombie & Fitch Co. Class A	4,004	101,662
Amazon.com Inc.(a)	14,208	1,188,641
Apollo Group Inc. Class A(a)	4,810	342,087
AutoNation Inc.(a)(d)	4,150	72,002
AutoZone Inc.(a)	1,554	234,825
Bed Bath & Beyond Inc.(a)	11,692	359,529
Best Buy Co. Inc.	15,096	505,565
Big Lots Inc.(a)	3,959	83,258
Black & Decker Corp. (The)	2,664	76,350
Carnival Corp.	20,165	519,652
CBS Corp. Class B	29,563	204,576
Centex Corp.	6,216	52,587
Coach Inc.	14,393	386,884
Comcast Corp. Class A	126,762	1,836,781
D.R. Horton Inc.	13,513	126,482
Darden Restaurants Inc.	6,586	217,206
DeVry Inc.	2,812	140,712
DIRECTV Group Inc. (The)(a)	22,385	553,133
Eastman Kodak Co.	12,913	38,222
Expedia Inc.(a)	9,990	150,949
Family Dollar Stores Inc.	6,105	172,771
Ford Motor Co.(a)	141,266	857,485
Fortune Brands Inc.	7,141	248,078
GameStop Corp. Class A(a)	7,252	159,617
Gap Inc. (The)	20,535	336,774
Genuine Parts Co.	9,065	304,221
Goodyear Tire & Rubber Co. (The)(a)	11,174	125,819
H&R Block Inc.	15,503	267,117
Harley-Davidson Inc.	11,404	184,859
Harman International Industries Inc.	3,293	61,908

Hasbro Inc.	6,031	146,191
Home Depot Inc. (The)	74,518	1,760,860
International Game Technology	13,172	209,435
Interpublic Group of Companies Inc. (The)(a)	22,423	113,236
J.C. Penney Co. Inc.	9,842	282,564
Johnson Controls Inc.	26,566	577,014
KB Home	3,996	54,665
Kohl’s Corp.(a)(d)	13,579	580,502
Leggett & Platt Inc.	7,030	107,067
Lennar Corp. Class A	7,030	68,121
Limited Brands Inc.	11,655	139,510
Lowe’s Companies Inc.	65,120	1,263,979
Macy’s Inc.	18,389	216,255
Marriott International Inc. Class A	13,480	297,504
Mattel Inc.	17,057	273,765
McDonald’s Corp.	48,581	2,792,922
McGraw-Hill Companies Inc. (The)	13,653	411,092
Meredith Corp.(d)	337	8,610
New York Times Co. (The) Class A	4,298	23,682
Newell Rubbermaid Inc.	12,099	125,951
News Corp. Class A	100,788	918,179
Nike Inc. Class B	17,205	890,875
Nordstrom Inc.(d)	6,808	135,411
Office Depot Inc.(a)	12,618	57,538
Omnicom Group Inc.	13,875	438,172
O’Reilly Automotive Inc.(a)	5,735	218,389
Polo Ralph Lauren Corp.	2,555	136,795
Pulte Homes Inc.	10,101	89,192
RadioShack Corp.	6,108	85,268
Scripps Networks Interactive Inc. Class A	4,255	118,417
Sears Holdings Corp.(a)(d)	2,479	164,903
Sherwin-Williams Co. (The)	4,181	224,729
Snap-On Inc.	2,923	84,007
Stanley Works (The)	3,589	121,452
Staples Inc.	30,895	623,152
Starbucks Corp.(a)	33,448	464,593
Starwood Hotels & Resorts Worldwide Inc.	8,814	195,671
Target Corp.	33,078	1,305,589
Tiffany & Co.	4,995	126,673
Time Warner Cable Inc.	15,595	493,894
Time Warner Inc.	51,578	1,299,250
TJX Companies Inc. (The)	18,130	570,370
VF Corp.	3,885	215,035
Viacom Inc. Class B(a)	26,677	605,568
Walt Disney Co. (The)	80,697	1,882,661
Washington Post Co. (The) Class B	185	65,153
Whirlpool Corp.	3,441	146,449
Wyndham Worldwide Corp.	8,624	104,523
Wynn Resorts Ltd.(a)(d)	3,330	117,549
Yum! Brands Inc.	20,609	687,104

		31,949,238

TOTAL COMMON STOCKS
(Cost: $66,253,862)		64,770,627

Security	Shares	Value

PREFERRED STOCKS—0.44%

GERMANY—0.44%
Porsche Automobil Holding SE	4,255	285,284

		285,284

TOTAL PREFERRED STOCKS
(Cost: $264,041)		285,284

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.68%

MONEY MARKET FUNDS—1.68%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40%(e)(f)(g)	903,544	903,544
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32%(e)(f)(g)	157,609	157,609
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%(e)(f)	31,335	31,335

		1,092,488

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,092,488)		1,092,488

TOTAL INVESTMENTS IN SECURITIES—101.48%
(Cost: $67,610,391)		66,148,399
Other Assets, Less Liabilities—(1.48)%		(962,478)

NET ASSETS—100.00%		$65,185,921

NVS - Non-Voting Shares

SP GDR - Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs. See Note 1.
(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	All or a portion of this security represents a security on loan. See Note 3.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

June 30, 2009

Security	Shares	Value

COMMON STOCKS—98.61%

AUSTRALIA—3.28%
Coca-Cola Amatil Ltd.	73,926	$514,581
Foster’s Group Ltd.	284,604	1,184,954
Wesfarmers Ltd.	169,053	3,095,596
Woolworths Ltd.	177,156	3,775,326

		8,570,457
BELGIUM—1.71%
Anheuser-Busch InBev NV	79,365	2,865,411
Colruyt SA	2,553	582,265
Delhaize Group	14,652	1,030,356

		4,478,032
CANADA—1.19%
George Weston Ltd.	6,993	351,291
Loblaw Companies Ltd.	14,541	435,097
Metro Inc. Class A	15,207	497,843
Saputo Inc.	22,089	461,618
Shoppers Drug Mart Corp.	31,857	1,371,276

		3,117,125
DENMARK—0.27%
Carlsberg A/S Class B	10,878	697,649

		697,649
FRANCE—4.92%
Carrefour SA	74,814	3,192,210
Casino Guichard-Perrachon SA	7,659	516,196
Danone SA	91,493	4,514,743
L’Oreal SA	34,965	2,612,801
Pernod Ricard SA(a)	32,066	2,018,135

		12,854,085
GERMANY—0.56%
Beiersdorf AG	14,097	662,599
METRO AG	16,650	794,507

		1,457,106
IRELAND—0.17%
Kerry Group PLC Class A	19,314	440,496

		440,496
JAPAN—4.73%
AEON Co. Ltd.	122,117	1,208,703
Ajinomoto Co. Inc.	70,000	554,283
Asahi Breweries Ltd.	66,698	958,803
Japan Tobacco Inc.	666	2,084,593
Kao Corp.	67,000	1,461,730
Kirin Holdings Co. Ltd.	115,596	1,617,397
Nippon Meat Packers Inc.	9,000	113,707

Nissin Foods Holdings Co. Ltd.	11,100	335,928
Seven & I Holdings Co. Ltd.	111,037	2,612,365
Shiseido Co. Ltd.	36,000	590,268
Uni-Charm Corp.	5,400	412,479
Yakult Honsha Co. Ltd.	22,220	424,203

		12,374,459
MEXICO—1.11%
Fomento Economico Mexicano SAB de CV BD Units	333,009	1,072,334
Grupo Modelo SAB de CV Series C(b)	100,437	356,289
Kimberly-Clark de Mexico SAB de CV Series A	88,817	340,425
Wal-Mart de Mexico SAB de CV Series V	388,585	1,149,505

		2,918,553
NETHERLANDS—3.50%
Heineken NV	34,965	1,296,714
Koninklijke Ahold NV	169,941	1,950,802
Unilever NV	245,199	5,903,531

		9,151,047
SINGAPORE—0.59%
Wilmar International Ltd.(a)	444,000	1,539,973

		1,539,973
SOUTH KOREA—0.31%
KT&G Corp. Class A SP GDR(c)(d)	28,532	806,600

		806,600
SWEDEN—0.24%
Swedish Match AB	39,738	642,396

		642,396
SWITZERLAND—7.94%
Nestle SA Registered	551,448	20,748,703

		20,748,703
UNITED KINGDOM—15.01%
Associated British Foods PLC	55,611	698,320
British American Tobacco PLC	287,268	7,914,751
Cadbury PLC	202,242	1,725,262
Diageo PLC	361,194	5,183,964
Imperial Tobacco Group PLC	147,630	3,836,504
J Sainsbury PLC	187,146	964,670
Reckitt Benckiser PLC	86,913	3,959,050
SABMiller PLC	124,320	2,528,495
Tate & Lyle PLC	49,950	261,999
Tesco PLC	1,138,305	6,628,648
Unilever PLC	185,481	4,349,742
Wm Morrison Supermarkets PLC	304,251	1,184,997

		39,236,402
UNITED STATES—53.08%
Altria Group Inc.	297,147	4,870,239
Archer-Daniels-Midland Co.	92,685	2,481,177
Avon Products Inc.	62,604	1,613,931
Brown-Forman Corp. Class B	14,319	615,431
Campbell Soup Co.	29,082	855,592
Clorox Co. (The)	19,536	1,090,695
Coca-Cola Co. (The)	285,492	13,700,761
Coca-Cola Enterprises Inc.	45,843	763,286
Colgate-Palmolive Co.	71,706	5,072,482
ConAgra Foods Inc.	65,157	1,241,892

Constellation Brands Inc. Class A(b)	29,637	375,797
Costco Wholesale Corp.	63,048	2,881,294
CVS Caremark Corp.	210,012	6,693,082
Dean Foods Co.(b)	25,863	496,311
Dr Pepper Snapple Group Inc.(b)	37,074	785,598
Estee Lauder Companies Inc. (The) Class A	17,982	587,472
General Mills Inc.	47,064	2,636,525
H.J. Heinz Co.	46,509	1,660,371
Hershey Co. (The)	23,754	855,144
Hormel Foods Corp.	9,879	341,221
J.M. Smucker Co. (The)	17,094	831,794
Kellogg Co.	36,297	1,690,351
Kimberly-Clark Corp.	59,496	3,119,375
Kraft Foods Inc. Class A	211,788	5,366,708
Kroger Co. (The)	94,128	2,075,522
Lorillard Inc.	23,865	1,617,331
McCormick & Co. Inc. NVS	19,092	621,063
Molson Coors Brewing Co. Class B	21,867	925,630
Pepsi Bottling Group Inc.	19,314	653,586
PepsiCo Inc.	223,665	12,292,628
Philip Morris International Inc.	281,718	12,288,539
Procter & Gamble Co. (The)	418,692	21,395,161
Reynolds American Inc.	24,642	951,674
Safeway Inc.	63,159	1,286,549
Sara Lee Corp.	105,006	1,024,859
SUPERVALU Inc.	32,856	425,485
Sysco Corp.	85,359	1,918,870
Tyson Foods Inc. Class A	44,955	566,883
Walgreen Co.	142,635	4,193,469
Wal-Mart Stores Inc.	320,235	15,512,183
Whole Foods Market Inc.(a)	21,090	400,288

		138,776,249

TOTAL COMMON STOCKS
(Cost: $300,566,297)		257,809,332

Security	Shares	Value

PREFERRED STOCKS—0.84%

BRAZIL—0.53%
Companhia de Bebidas das Americas SP ADR(a)	21,534	1,396,049

		1,396,049
GERMANY—0.31%
Henkel AG & Co. KGaA	25,530	796,049

		796,049

TOTAL PREFERRED STOCKS
(Cost: $2,337,711)		2,192,098

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.00%

MONEY MARKET FUNDS—1.00%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40%(e)(f)(g)	2,059,431	2,059,431

Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32%(e)(f)(g)	359,235	359,235
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%(e)(f)	201,814	201,814

		2,620,480

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,620,480)		2,620,480

TOTAL INVESTMENTS IN SECURITIES—100.45%
(Cost: $305,524,488)		262,621,910
Other Assets, Less Liabilities—(0.45)%		(1,183,008)

NET ASSETS—100.00%		$261,438,902

NVS - Non-Voting Shares

SP ADR - Sponsored American Depositary Receipts

SP GDR - Sponsored Global Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

June 30, 2009

Security	Shares	Value

COMMON STOCKS—97.18%

ARGENTINA—0.37%
Tenaris SA SP ADR	108,576	$2,935,895

		2,935,895
AUSTRALIA—2.24%
Oil Search Ltd.	386,976	1,708,165
Origin Energy Ltd.	354,264	4,192,965
Santos Ltd.	313,722	3,713,122
Woodside Petroleum Ltd.	191,400	6,686,200
WorleyParsons Ltd.	77,952	1,500,513

		17,800,965
AUSTRIA—0.30%
OMV AG	63,510	2,377,607

		2,377,607
CANADA—10.78%
ARC Energy Trust	84,042	1,288,835
Cameco Corp.	145,116	3,728,645
Canadian Natural Resources Ltd.	215,238	11,340,606
Canadian Oil Sands Trust	193,140	4,621,656
Enbridge Inc.	142,506	4,952,462
EnCana Corp.	298,236	14,809,722
Enerplus Resources Fund	66,120	1,430,745
Husky Energy Inc.	102,486	2,870,685
Imperial Oil Ltd.	84,564	3,285,425
Nexen Inc.	210,192	4,573,601
Penn West Energy Trust	158,340	2,019,215
Petro-Canada	194,010	7,504,137
Suncor Energy Inc.	373,404	11,372,368
Talisman Energy Inc.	409,074	5,885,931
TransCanada Corp.	222,720	6,006,450

		85,690,483
CHINA—2.17%
CNOOC Ltd.	6,264,000	7,767,310
PetroChina Co. Ltd. SP ADR(a)	85,956	9,496,419

		17,263,729
FRANCE—6.55%
Technip SA	46,110	2,256,552
Total SA	923,592	49,849,929

		52,106,481
ITALY—3.27%
Eni SpA	991,278	23,428,511
Saipem SpA	106,314	2,585,764

		26,014,275
JAPAN—0.96%
INPEX Corp.	348	2,784,433
Nippon Oil Corp.	522,000	3,083,795
TonenGeneral Sekiyu K.K.	174,000	1,772,731

		7,640,959

NORWAY—1.19%
StatoilHydro ASA	55,506	1,091,743
StatoilHydro ASA SP ADR	424,038	8,383,231

		9,474,974
SPAIN—1.03%
Repsol YPF SA	221,502	4,952,395
Repsol YPF SA SP ADR	145,986	3,264,247

		8,216,642
UNITED KINGDOM—18.45%
BG Group PLC	1,325,880	22,228,289
BP PLC	7,400,742	58,233,843
Royal Dutch Shell PLC Class A	1,392,348	34,807,562
Royal Dutch Shell PLC Class B	1,055,658	26,529,668
Tullow Oil PLC	319,638	4,934,961

		146,734,323
UNITED STATES—49.87%
Anadarko Petroleum Corp.	195,402	8,869,297
Apache Corp.	133,632	9,641,549
Baker Hughes Inc.	125,454	4,571,544
BJ Services Co.	115,014	1,567,641
Cabot Oil & Gas Corp.	40,890	1,252,870
Cameron International Corp.(b)	84,738	2,398,085
Chesapeake Energy Corp.	222,198	4,406,186
Chevron Corp.	792,918	52,530,818
ConocoPhillips	587,250	24,699,735
CONSOL Energy Inc.	72,906	2,475,888
Denbury Resources Inc.(b)	98,832	1,455,795
Devon Energy Corp.	176,610	9,625,245
Diamond Offshore Drilling Inc.	27,144	2,254,309
El Paso Corp.	284,316	2,624,237
ENSCO International Inc.	57,246	1,996,168
EOG Resources Inc.	100,050	6,795,396
Exxon Mobil Corp.	1,928,442	134,817,380
FMC Technologies Inc.(b)	49,764	1,870,131
Halliburton Co.	356,352	7,376,486
Hess Corp.	113,796	6,116,535
Marathon Oil Corp.	282,402	8,508,772
Massey Energy Co.	34,626	676,592
Murphy Oil Corp.	76,908	4,177,643
Nabors Industries Ltd.(b)	110,664	1,724,145
National Oilwell Varco Inc.(b)	165,300	5,398,698
Noble Energy Inc.	69,774	4,114,573
Occidental Petroleum Corp.	321,378	21,149,886
Peabody Energy Corp.	106,836	3,222,174
Pioneer Natural Resources Co.	47,328	1,206,864
Range Resources Corp.	62,118	2,572,306
Rowan Companies Inc.	44,370	857,228
Schlumberger Ltd.	474,150	25,656,257
Smith International Inc.	85,956	2,213,367
Southwestern Energy Co.(b)	136,938	5,320,041
Spectra Energy Corp.	259,956	4,398,456
Sunoco Inc.	49,068	1,138,378
Tesoro Corp.	57,768	735,387
Valero Energy Corp.	217,674	3,676,514
Williams Companies Inc. (The)	234,726	3,664,073
XTO Energy Inc.	230,898	8,806,450

		396,563,099

TOTAL COMMON STOCKS
(Cost: $922,668,666)		772,819,432

Security	Shares	Value

PREFERRED STOCKS—2.60%

BRAZIL—2.60%
Petroleo Brasileiro SA SP ADR	619,266	20,658,714

		20,658,714

TOTAL PREFERRED STOCKS
(Cost: $18,381,019)		20,658,714

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.41%

MONEY MARKET FUNDS—0.41%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40%(c)(d)(e)	2,378,048	2,378,048
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32%(c)(d)(e)	414,812	414,812
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%(c)(d)	460,189	460,189

		3,253,049

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,253,049)		3,253,049

TOTAL INVESTMENTS IN SECURITIES—100.19%
(Cost: $944,302,734)		796,731,195
Other Assets, Less Liabilities—(0.19)%		(1,522,463)

NET ASSETS—100.00%		$795,208,732

SP ADR - Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

June 30, 2009

Security	Shares	Value

COMMON STOCKS—98.73%

AUSTRALIA—7.39%
AMP Ltd.	145,200	$572,848
ASX Ltd.	11,520	344,501
Australia and New Zealand Banking Group Ltd.	146,280	1,950,108
AXA Asia Pacific Holdings Ltd.	62,520	196,617
CFS Retail Property Trust	16,800	22,410
Commonwealth Bank of Australia	100,080	3,155,477
GPT Group	628,560	248,998
Insurance Australia Group Ltd.	141,720	402,153
Lend Lease Corp. Ltd.	28,080	159,136
Macquarie Group Ltd.	20,160	637,265
National Australia Bank Ltd.	129,639	2,351,861
QBE Insurance Group Ltd.	68,640	1,104,291
Stockland Corp. Ltd.	160,768	417,213
Suncorp-Metway Ltd.	89,434	484,430
Westfield Group	138,360	1,272,934
Westpac Banking Corp.	195,240	3,196,296

		16,516,538
AUSTRIA—0.17%
Erste Group Bank AG	14,280	385,174

		385,174
BELGIUM—0.79%
Dexia SA(a)	78,720	596,691
Fortis(a)	160,440	546,850
Groupe Bruxelles Lambert SA	5,018	366,706
KBC Groep NV(a)	14,520	264,764

		1,775,011
BRAZIL—1.11%
Itau Unibanco Holding SA SP ADR	156,240	2,473,279

		2,473,279
CANADA—7.44%
Bank of Montreal	35,640	1,504,347
Bank of Nova Scotia	67,680	2,530,388
Brookfield Asset Management Inc. Class A	34,680	594,250
Canadian Imperial Bank of Commerce	25,800	1,295,387
Manulife Financial Corp.	107,640	1,871,315
National Bank of Canada	10,800	499,849
Power Corp. of Canada	23,349	539,620
Royal Bank of Canada	93,720	3,838,860
Sun Life Financial Inc.	38,280	1,034,995
Toronto-Dominion Bank (The)	56,760	2,936,848

		16,645,859

CHILE—0.13%
Banco de Chile SP ADR	3,140	133,607
Banco Santander Chile SA SP ADR	3,600	168,084

		301,691
CHINA—2.55%
China Construction Bank Class H	2,160,000	1,675,034
China Life Insurance Co. Ltd. Class H	504,000	1,853,407
Industrial and Commercial Bank of China Ltd. Class H	3,120,000	2,173,921

		5,702,362
DENMARK—0.29%
Danske Bank A/S(a)	37,200	641,114

		641,114
FINLAND—0.17%
Sampo OYJ Class A	20,040	378,067

		378,067
FRANCE—4.43%
AXA	119,160	2,238,002
BNP Paribas	61,440	3,985,770
Credit Agricole SA	59,640	742,513
Societe Generale	38,880	2,120,595
Unibail-Rodamco SE	5,520	821,957

		9,908,837
GERMANY—3.74%
Allianz SE Registered	30,120	2,772,724
Commerzbank AG(a)(b)	48,720	302,733
Deutsche Bank AG Registered	41,280	2,501,051
Deutsche Boerse AG	13,080	1,014,204
Muenchener Rueckversicherungs-Gesellschaft AG Registered	13,200	1,780,956

		8,371,668
GREECE—0.47%
National Bank of Greece SA SP ADR(a)	192,137	1,054,832

		1,054,832
HONG KONG—2.41%
BOC Hong Kong (Holdings) Ltd.	180,000	315,404
Cheung Kong (Holdings) Ltd.	120,000	1,379,604
Hang Seng Bank Ltd.	36,000	506,319
Hong Kong Exchanges and Clearing Ltd.	69,000	1,074,612
Sun Hung Kai Properties Ltd.	120,000	1,498,829
Swire Pacific Ltd. Class A	60,000	605,416

		5,380,184
IRELAND—0.00%
Anglo Irish Bank Corp. Ltd.(c)	47,975	7

		7
ITALY—3.76%
Alleanza Assicurazioni SpA	25,681	176,055
Assicurazioni Generali SpA	82,369	1,711,072
Banca Monte dei Paschi di Siena SpA	254,349	410,634
Banca Popolare di Milano Scrl	31,800	189,345
Banco Popolare SpA(a)	46,680	348,331

Intesa Sanpaolo SpA(a)	537,285	1,729,564
Mediobanca SpA	30,089	358,104
Mediolanum SpA	16,680	88,906
UniCredit SpA(a)	1,119,480	2,818,578
Unione di Banche Italiane ScpA	43,590	566,782

		8,397,371
JAPAN—8.01%
Credit Saison Co. Ltd.	12,000	152,728
Daiwa House Industry Co. Ltd.	28,000	301,809
Daiwa Securities Group Inc.	120,000	715,137
Mitsubishi Estate Co. Ltd.	62,000	1,035,208
Mitsubishi UFJ Financial Group Inc.	720,000	4,462,455
Mitsui Fudosan Co. Ltd.	36,000	627,953
Mitsui Sumitomo Insurance Group Holdings Inc.	24,000	630,564
Mizuho Financial Group Inc.	792,000	1,855,128
Nipponkoa Insurance Co. Ltd.	16,000	93,196
Nomura Holdings Inc.	192,000	1,619,817
ORIX Corp.	7,200	433,560
Promise Co. Ltd.	7,150	91,371
Shinsei Bank Ltd.(a)	120,000	192,776
Sompo Japan Insurance Inc.	38,000	254,423
Sumitomo Mitsui Financial Group Inc.	60,800	2,476,489
Sumitomo Realty & Development Co. Ltd.	17,000	312,038
Sumitomo Trust and Banking Co. Ltd. (The)	120,000	646,733
T&D Holdings Inc.	24,000	689,019
Tokio Marine Holdings Inc.	48,000	1,328,290

		17,918,694
NETHERLANDS—0.85%
Aegon NV	83,640	514,203
ING Groep NV	136,800	1,376,181

		1,890,384
NORWAY—0.17%
DnB NOR ASA(a)	51,120	389,165

		389,165
PORTUGAL—0.22%
Banco Comercial Portugues SA Registered	247,063	250,897
Banco Espirito Santo SA Registered	45,647	245,863

		496,760
SINGAPORE—1.23%
DBS Group Holdings Ltd.	120,000	978,340
Oversea-Chinese Banking Corp. Ltd.	120,000	553,840
United Overseas Bank Ltd.	120,000	1,217,121

		2,749,301
SOUTH KOREA—0.73%
KB Financial Group Inc. SP ADR(a)(b)	28,164	938,143
Shinhan Financial Group Co. Ltd. SP ADR	13,700	696,371

		1,634,514
SPAIN—4.94%
Banco Bilbao Vizcaya Argentaria SA	247,920	3,108,840
Banco de Sabadell SA(b)	76,200	475,625
Banco Popular Espanol SA(b)	85,920	748,402
Banco Santander SA	538,800	6,469,201
Bankinter SA(b)	21,197	250,343

		11,052,411

SWEDEN—1.55%
Investor AB Class B	29,760	457,087
Nordea Bank AB	215,447	1,699,028
Skandinaviska Enskilda Banken AB Class A(a)	116,074	507,871
Svenska Handelsbanken AB Class A	32,760	616,270
Swedbank AB Class A(a)	31,920	184,981

		3,465,237
SWITZERLAND—4.03%
Baloise Holding Registered	3,480	258,068
Credit Suisse Group AG Registered	67,680	3,086,688
Julius Baer Holding AG Registered	14,520	563,150
Swiss Life Holding AG Registered(a)	2,640	227,697
Swiss Reinsurance Co. Registered	24,600	812,950
UBS AG Registered(a)	195,720	2,391,723
Zurich Financial Services AG Registered	9,480	1,668,403

		9,008,679
UNITED KINGDOM—9.94%
Aviva PLC	179,880	1,011,644
Barclays PLC(d)	556,680	2,594,455
British Land Co. PLC	58,385	367,298
Friends Provident Group PLC	166,560	180,023
Hammerson PLC	48,379	244,596
HSBC Holdings PLC	1,144,200	9,468,737
Land Securities Group PLC	51,276	397,942
Legal & General Group PLC	400,920	374,959
Lloyds Banking Group PLC	1,032,120	1,188,633
London Stock Exchange Group PLC	15,240	176,313
Man Group PLC	112,920	516,045
Old Mutual PLC	348,480	464,453
Provident Financial PLC	6,480	84,679
Prudential PLC	168,120	1,144,851
Royal Bank of Scotland Group PLC(a)	1,129,200	718,558
RSA Insurance Group PLC	225,480	446,341
Schroders PLC	7,560	102,154
SEGRO PLC	330,657	132,051
Standard Chartered PLC	103,776	1,948,300
Standard Life PLC	150,720	461,925
3i Group PLC	51,472	205,135

		22,229,092
UNITED STATES—32.21%
Aflac Inc.	31,920	992,393
Allstate Corp. (The)	36,960	901,824
American Express Co.	79,920	1,857,341
American International Group Inc.(b)	178,800	207,408
Ameriprise Financial Inc.	15,600	378,612
Aon Corp.	18,360	695,293
Apartment Investment and Management Co. Class A	7,762	68,694
Assurant Inc.	7,560	182,120
AvalonBay Communities Inc.(b)	5,571	311,642
Bank of America Corp.	533,160	7,037,712
Bank of New York Mellon Corp. (The)	78,120	2,289,697
BB&T Corp.	41,280	907,334
Boston Properties Inc.	7,480	356,796
Capital One Financial Corp.	28,920	632,770

CB Richard Ellis Group Inc. Class A(a)	17,280	161,741
Charles Schwab Corp. (The)	62,640	1,098,706
Chubb Corp.	23,760	947,549
Cincinnati Financial Corp.	11,880	265,518
CIT Group Inc.	29,880	64,242
Citigroup Inc.(b)	372,480	1,106,266
CME Group Inc.	4,440	1,381,328
Comerica Inc.	10,560	223,344
Discover Financial Services	34,440	353,699
E*TRADE Financial Corp.(a)	38,280	48,998
Equity Residential	18,840	418,813
Federated Investors Inc. Class B	5,160	124,304
Fifth Third Bancorp	47,280	335,688
First Horizon National Corp.(a)	14,870	178,440
Franklin Resources Inc.	10,200	734,502
Genworth Financial Inc. Class A	30,960	216,410
Goldman Sachs Group Inc. (The)	33,480	4,936,291
Hartford Financial Services Group Inc. (The)	22,440	266,363
HCP Inc.	17,640	373,792
Health Care REIT Inc.	7,262	247,634
Host Hotels & Resorts Inc.	36,480	306,067
Hudson City Bancorp Inc.	36,000	478,440
Huntington Bancshares Inc.	31,320	130,918
IntercontinentalExchange Inc.(a)	5,040	575,770
Invesco Ltd.	26,280	468,310
Janus Capital Group Inc.	11,520	131,328
JPMorgan Chase & Co.	255,240	8,706,236
KeyCorp	38,040	199,330
Kimco Realty Corp.	20,400	205,020
Legg Mason Inc.	10,440	254,527
Leucadia National Corp.(a)	11,160	235,364
Lincoln National Corp.	18,240	313,910
Loews Corp.	24,000	657,600
M&T Bank Corp.(b)	5,160	262,799
Marsh & McLennan Companies Inc.	34,680	698,108
Marshall & Ilsley Corp.	17,880	85,824
MBIA Inc.(a)	13,080	56,636
MetLife Inc.	55,262	1,658,413
Moody’s Corp.	12,720	335,172
Morgan Stanley	87,720	2,500,897
NASDAQ OMX Group Inc. (The)(a)	9,480	202,019
Northern Trust Corp.	15,000	805,200
NYSE Euronext Inc.	18,120	493,770
People’s United Financial Inc.	22,560	339,302
Plum Creek Timber Co. Inc.	11,400	339,492
PNC Financial Services Group Inc. (The)	29,160	1,131,700
Principal Financial Group Inc.	20,280	382,075
Progressive Corp. (The)(a)	45,000	679,950
ProLogis	27,960	225,358
Prudential Financial Inc.	29,880	1,112,134
Public Storage	8,520	557,890
Regions Financial Corp.	74,640	301,546
Simon Property Group Inc.	17,771	913,963
SLM Corp.(a)	33,000	338,910
State Street Corp.	31,560	1,489,632
SunTrust Banks Inc.	27,480	452,046
T. Rowe Price Group Inc.	17,160	715,057
Torchmark Corp.	4,920	182,237
Travelers Companies Inc. (The)	39,000	1,600,560
U.S. Bancorp	123,840	2,219,213

Unum Group	23,280	369,221
Ventas Inc.	10,011	298,928
Vornado Realty Trust	9,731	438,187
Wells Fargo & Co.	308,640	7,487,606
XL Capital Ltd. Class A	24,960	286,042
Zions Bancorporation(b)	8,760	101,266

		72,027,237

TOTAL COMMON STOCKS
(Cost: $355,314,329)		220,793,468

Security	Shares	Value

PREFERRED STOCKS—0.79%

BRAZIL—0.79%
Banco Bradesco SA SP ADR	119,280	1,761,766

		1,761,766

TOTAL PREFERRED STOCKS
(Cost: $1,699,462)		1,761,766

Security	Shares	Value

RIGHTS—0.00%

BELGIUM—0.00%
Fortis(a)(c)	140,087	20

		20
ITALY—0.00%
Unione di Banche Italiane ScpA(a)	43,590	2,977

		2,977

TOTAL RIGHTS
(Cost: $0)		2,997

Security	Shares	Value

WARRANTS—0.00%

ITALY—0.00%
Unione di Banche Italiane ScpA (Expires 6/30/11)(a)	39,960	3,083

		3,083

TOTAL WARRANTS
(Cost: $0)		3,083

Security	Shares	Value

SHORT-TERM INVESTMENT—1.51%

MONEY MARKET FUNDS—1.51%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40%(d)(e)(f)	2,689,070	2,689,070
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32%(d)(e)(f)	469,065	469,065
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%(d)(e)	204,350	204,350

		3,362,485

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,362,485)		3,362,485

TOTAL INVESTMENTS IN SECURITIES—101.03%
(Cost: $360,376,276)		225,923,799
Other Assets, Less Liabilities—(1.03)%		(2,292,945)

NET ASSETS—100.00%		$223,630,854

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

June 30, 2009

Security	Shares	Value

COMMON STOCKS—99.54%

AUSTRALIA—1.09%
CSL Ltd.	152,361	$3,960,117
Sonic Healthcare Ltd.	95,513	951,319

		4,911,436
BELGIUM—0.21%
Agfa-Gevaert NV(a)	32,395	92,241
UCB SA	26,961	862,602

		954,843
CANADA—0.13%
Biovail Corp.	32,186	432,897
MDS Inc.(a)	24,453	128,650

		561,547
DENMARK—1.49%
Novo Nordisk A/S Class B	124,146	6,710,974

		6,710,974
FRANCE—3.98%
Essilor International SA	53,295	2,540,149
Sanofi-Aventis	261,459	15,355,214

		17,895,363
GERMANY—3.35%
Bayer AG	193,116	10,352,810
Fresenius Medical Care AG & Co. KGaA	47,234	2,112,801
Merck KGaA	16,511	1,679,039
QIAGEN NV(a)	49,951	924,842

		15,069,492
IRELAND—0.18%
Elan Corp. PLC(a)	119,966	819,476

		819,476
JAPAN—3.95%
Astellas Pharma Inc.	104,535	3,705,340
Daiichi Sankyo Co. Ltd.	146,393	2,621,828
Eisai Co. Ltd.	62,700	2,235,456
Taisho Pharmaceutical Co. Ltd.	45,000	852,101
Takeda Pharmaceutical Co. Ltd.	167,200	6,515,749
Terumo Corp.	41,800	1,845,551

		17,776,025
SWITZERLAND—12.50%
Actelion Ltd. Registered(a)	26,961	1,409,345
Lonza Group AG Registered	12,749	1,264,877
Nobel Biocare Holding AG Registered	31,141	679,201
Novartis AG Registered	668,173	27,057,459
Roche Holding AG Bearer	12,122	1,722,081
Roche Holding AG Genusschein	177,650	24,126,619

		56,259,582

UNITED KINGDOM—9.50%
AstraZeneca PLC	365,959	16,094,558
GlaxoSmithKline PLC	1,310,848	23,066,458
Shire PLC	141,493	1,946,863
Smith & Nephew PLC	223,212	1,652,347

		42,760,226
UNITED STATES—63.16%
Abbott Laboratories	390,621	18,374,812
Aetna Inc.	112,860	2,827,143
Allergan Inc.	77,748	3,699,250
AmerisourceBergen Corp.	76,285	1,353,296
Amgen Inc.(a)	255,816	13,542,899
Baxter International Inc.	152,779	8,091,176
Becton, Dickinson and Co.	60,610	4,322,099
Biogen Idec Inc.(a)	72,941	3,293,286
Boston Scientific Corp.(a)	380,171	3,854,934
Bristol-Myers Squibb Co.	500,764	10,170,517
C.R. Bard Inc.	25,080	1,867,206
Cardinal Health Inc.	91,333	2,790,223
Celgene Corp.(a)	116,413	5,569,198
Cephalon Inc.(a)(b)	18,810	1,065,586
CIGNA Corp.	69,179	1,666,522
Coventry Health Care Inc.(a)	37,411	699,960
DaVita Inc.(a)	26,125	1,292,142
DENTSPLY International Inc.	37,411	1,141,784
Eli Lilly and Co.	255,607	8,854,226
Express Scripts Inc.(a)	68,552	4,712,950
Forest Laboratories Inc.(a)	76,285	1,915,516
Genzyme Corp.(a)	68,134	3,793,020
Gilead Sciences Inc.(a)	229,064	10,729,358
Hospira Inc.(a)	40,337	1,553,781
Humana Inc.(a)	42,845	1,382,180
IMS Health Inc.	47,025	597,218
Intuitive Surgical Inc.(a)	9,614	1,573,427
Johnson & Johnson	696,388	39,554,838
King Pharmaceuticals Inc.(a)	63,118	607,826
Laboratory Corp. of America Holdings(a)	27,379	1,856,022
Life Technologies Corp.(a)	44,099	1,839,810
McKesson Corp.	68,552	3,016,288
Medco Health Solutions Inc.(a)	121,847	5,557,442
Medtronic Inc.	282,777	9,866,090
Merck & Co. Inc.	532,950	14,901,282
Millipore Corp.(a)	14,003	983,151
Mylan Inc.(a)(b)	77,121	1,006,429
Patterson Companies Inc.(a)	22,990	498,883
PerkinElmer Inc.	29,260	509,124
Pfizer Inc.	1,705,231	25,578,465
Quest Diagnostics Inc.	38,038	2,146,484
Schering-Plough Corp.	411,312	10,332,157
St. Jude Medical Inc.(a)	87,571	3,599,168
Stryker Corp.	60,192	2,392,030
Tenet Healthcare Corp.(a)	104,500	294,690
Thermo Fisher Scientific Inc.(a)	105,754	4,311,591
UnitedHealth Group Inc.	300,751	7,512,760
Varian Medical Systems Inc.(a)	31,768	1,116,328
Waters Corp.(a)	24,453	1,258,596
Watson Pharmaceuticals Inc.(a)	26,752	901,275
WellPoint Inc.(a)	122,474	6,232,702
Wyeth	336,908	15,292,254
Zimmer Holdings Inc.(a)	54,340	2,314,884

		284,214,278

TOTAL COMMON STOCKS
(Cost: $593,711,782)		447,933,242

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.51%

MONEY MARKET FUNDS—0.51%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40%(c)(d)(e)	1,766,990	1,766,990
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32%(c)(d)(e)	308,223	308,223
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%(c)(d)	212,472	212,472

		2,287,685

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,287,685)		2,287,685

TOTAL INVESTMENTS IN SECURITIES—100.05%
(Cost: $595,999,467)		450,220,927
Other Assets, Less Liabilities—(0.05)%		(204,208)

NET ASSETS—100.00%		$450,016,719

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

June 30, 2009

Security	Shares	Value

COMMON STOCKS—99.51%

AUSTRALIA—1.64%
Brambles Ltd.	45,810	$220,729
Leighton Holdings Ltd.	4,590	87,203
Macquarie Airports	46,410	86,672
Macquarie Infrastructure Group	84,420	97,597
Qantas Airways Ltd.	67,530	109,735
Toll Holdings Ltd.	23,340	117,933
Transurban Group	46,560	157,341

		877,210
BRAZIL—0.13%
Empresa Brasileira de Aeronautica SA SP ADR	4,230	70,049

		70,049
CANADA—2.11%
Bombardier Inc. Class B	44,730	132,879
Canadian National Railway Co.	14,610	628,632
Canadian Pacific Railway Ltd.	5,250	209,666
Groupe Aeroplan Inc.	94	668
Jazz Air Income Fund(a)	133	376
SNC-Lavalin Group Inc.	4,140	152,752

		1,124,973
CHILE—0.21%
LAN Airlines SA SP ADR	9,210	110,796

		110,796
CHINA—0.33%
China Communications Construction Co. Ltd. Class H	150,000	175,354

		175,354
DENMARK—1.23%
A.P. Moller—Maersk A/S Class B	33	197,657
Vestas Wind Systems A/S(b)	6,390	457,959

		655,616
FINLAND—0.54%
Kone OYJ Class B	6,780	207,603
Metso OYJ	4,290	80,031

		287,634
FRANCE—5.66%
Air France-KLM	3,660	46,722
ALSTOM	6,720	396,402
Bouygues SA	7,110	267,272
Compagnie de Saint-Gobain	12,780	427,084
European Aeronautic Defence and Space Co.(c)	12,060	194,703

Safran SA	6,690	88,207
Schneider Electric SA	7,830	596,363
Thales SA	2,610	116,692
Vallourec SA	1,710	207,545
Vinci SA	15,120	678,340

		3,019,330
GERMANY—5.13%
Deutsche Lufthansa AG Registered	6,720	84,172
Deutsche Post AG Registered	26,760	348,512
Hochtief AG	1,538	77,446
MAN SE	3,390	207,793
Siemens AG Registered	29,280	2,018,981

		2,736,904
HONG KONG—0.80%
Hutchison Whampoa Ltd.	65,000	424,804

		424,804
ITALY—0.67%
Atlantia SpA	8,694	175,603
Finmeccanica SpA	12,784	179,853

		355,456
JAPAN—18.43%
All Nippon Airways Co. Ltd. (c)	60,000	209,566
Asahi Glass Co. Ltd.	30,000	240,970
Central Japan Railway Co.	60	368,762
Dai Nippon Printing Co. Ltd.	19,000	260,724
Daikin Industries Ltd.	9,000	290,097
East Japan Railway Co.	9,000	541,950
Fanuc Ltd.	6,000	482,562
Fujikura Ltd.	30,000	150,801
Furukawa Electric Co. Ltd. (The)	30,000	135,565
ITOCHU Corp.	60,000	417,889
Japan Airlines Corp.(b)	60,000	115,666
JS Group Corp.	6,000	92,657
Kajima Corp.	30,000	93,590
Kawasaki Heavy Industries Ltd.	30,000	82,707
Kintetsu Corp.	30,000	132,145
Komatsu Ltd.	27,000	417,516
Kubota Corp.	30,000	247,811
Marubeni Corp.	60,000	266,155
Mitsubishi Corp.	42,600	789,437
Mitsubishi Electric Corp.	60,000	379,955
Mitsubishi Heavy Industries Ltd.	120,000	497,487
Mitsui & Co. Ltd.	54,000	641,385
Mitsui O.S.K. Lines Ltd.	35,000	227,445
NGK Insulators Ltd.	9,000	183,759
Nippon Express Co. Ltd.	30,000	136,498
Nippon Yusen Kabushiki Kaisha	30,000	129,657
NSK Ltd.	14,000	71,099
Obayashi Corp.	30,000	147,069
Odakyu Electric Railway Co. Ltd.	30,000	256,827
Panasonic Electric Works Co. Ltd.	3,000	28,419
Secom Co. Ltd.	6,000	243,768
Shimizu Corp.	30,000	130,590
SMC Corp.	3,000	323,055
Sumitomo Corp.	36,000	366,399
Sumitomo Electric Industries Ltd.	18,000	202,601

Taisei Corp.	30,000	72,446
Tokyu Corp.	30,000	151,423
Toppan Printing Co. Ltd.	8,000	80,842
TOTO Ltd.	7,000	49,044
West Japan Railway Co.	30	99,186
Yamato Holdings Co. Ltd.	6,000	79,971

		9,835,495
MEXICO—0.21%
Alfa SAB de CV Series A	15,000	42,061
Grupo Carso SAB de CV Series A1	27,000	72,327

		114,388
NETHERLANDS—1.62%
Koninklijke Philips Electronics NV	29,400	541,248
Randstad Holding NV(b)	3,180	87,937
TNT NV	12,146	235,872

		865,057
NORWAY—0.43%
Orkla ASA	24,180	175,437
Renewable Energy Corp. ASA(b)	7,260	56,284

		231,721
PORTUGAL—0.14%
BRISA—Auto-estradas de Portugal SA	10,620	76,343

		76,343
SINGAPORE—0.88%
Keppel Corp. Ltd.	40,000	190,693
Singapore Airlines Ltd.	30,667	281,805

		472,498
SPAIN—1.47%
Abertis Infraestructuras SA	11,071	208,163
Actividades de Construcciones y Servicios SA	7,020	354,970
Gamesa Corporacion Tecnologica SA	5,040	95,507
Grupo Ferrovial SA	2,220	71,215
Sacyr Vallehermoso SA	4,080	56,541

		786,396
SWEDEN—2.80%
Alfa Laval AB	11,043	104,902
Assa Abloy AB Class B	8,970	124,457
Atlas Copco AB Class A	20,430	203,697
Sandvik AB	34,320	253,596
Scania AB Class B	11,220	110,783
Securitas AB Class B	9,960	84,201
Skanska AB Class B	10,200	113,548
SKF AB Class B	13,020	159,644
Volvo AB Class A	17,670	108,330
Volvo AB Class B	37,290	229,096

		1,492,254
SWITZERLAND—2.78%
ABB Ltd. Registered(b)	73,050	1,147,252
Adecco SA Registered	4,590	191,020
SGS SA Registered	120	148,517

		1,486,789

UNITED KINGDOM—4.98%
BAE Systems PLC	112,470	626,974
BBA Aviation PLC	11,610	21,797
British Airways PLC(b)	15,900	32,653
Bunzl PLC	13,200	109,236
Capita Group PLC	18,510	217,802
Cobham PLC	35,070	99,743
Cookson Group PLC	9,985	42,959
Experian PLC	31,980	239,236
FirstGroup PLC	16,740	98,625
G4S PLC	36,510	125,364
Hays PLC	38,970	55,032
IMI PLC	10,110	51,905
Invensys PLC	27,090	99,710
Rentokil Initial PLC	57,660	84,987
Rolls-Royce Group PLC(b)	59,700	355,416
Smiths Group PLC	12,180	140,711
Tomkins PLC	30,630	74,656
Wolseley PLC(b)	9,413	179,511

		2,656,317
UNITED STATES—47.32%
Avery Dennison Corp.	3,270	83,974
Boeing Co. (The)	22,980	976,650
Burlington Northern Santa Fe Corp.	9,000	661,860
C.H. Robinson Worldwide Inc.	5,400	281,610
Caterpillar Inc.	19,230	635,359
Cintas Corp.	4,200	95,928
Cooper Industries Ltd. Class A	5,652	175,495
CSX Corp.	12,750	441,532
Cummins Inc.	6,570	231,330
Danaher Corp.	8,520	526,025
Deere & Co.	13,680	546,516
Dover Corp.	5,940	196,555
Dun & Bradstreet Corp. (The)	1,620	131,560
Eaton Corp.	5,220	232,864
Emerson Electric Co.	24,210	784,404
Equifax Inc.	3,900	101,790
Expeditors International Washington Inc.	6,450	215,043
Fastenal Co.(c)	4,352	144,356
FedEx Corp.	9,870	548,969
Flowserve Corp.	1,846	128,869
Fluor Corp.	5,730	293,892
General Dynamics Corp.	12,270	679,635
General Electric Co.	335,520	3,932,294
Goodrich Corp.	3,949	197,332
Honeywell International Inc.	23,460	736,644
Illinois Tool Works Inc.	12,390	462,643
Iron Mountain Inc.(b)	5,630	161,862
ITT Corp.	5,820	258,990
Jacobs Engineering Group Inc.(b)	3,859	162,425
L-3 Communications Holdings Inc.	3,739	259,412
Lockheed Martin Corp.	10,410	839,566
Manitowoc Co. Inc. (The)	4,950	26,037
Masco Corp.	12,420	118,984
Monster Worldwide Inc.(b)	4,170	49,248
Norfolk Southern Corp.	11,880	447,520
Northrop Grumman Corp.	10,380	474,158
PACCAR Inc.	11,520	374,515
Pall Corp.	3,797	100,848

Parker Hannifin Corp.	5,160	221,674
Pitney Bowes Inc.	5,970	130,922
Precision Castparts Corp.	4,470	326,444
Quanta Services Inc.(b)	6,150	142,249
R.R. Donnelley & Sons Co.	6,660	77,389
Raytheon Co.	12,600	559,818
Republic Services Inc.	9,720	237,265
Robert Half International Inc.	4,890	115,502
Rockwell Automation Inc.	4,770	153,212
Rockwell Collins Inc.	5,059	211,112
Ryder System Inc.	2,010	56,119
Southwest Airlines Co.	21,930	147,589
Stericycle Inc.(b)	2,730	140,677
Textron Inc.	9,390	90,707
3M Co.	22,320	1,341,432
Union Pacific Corp.	16,170	841,810
United Parcel Service Inc. Class B	31,380	1,568,686
United Technologies Corp.	29,880	1,552,565
W.W. Grainger Inc.	2,340	191,599
Waste Management Inc.	15,270	430,003

		25,253,468

TOTAL COMMON STOCKS
(Cost: $95,820,931)		53,108,852

Security	Shares	Value

RIGHTS—0.02%

NORWAY—0.02%
Renewable Energy Corp. ASA(b)	2,503	8,944

		8,944

TOTAL RIGHTS
(Cost: $0)		8,944

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.51%

MONEY MARKET FUNDS—0.51%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.4%(d)(e)(f)	226,301	226,301
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32%(d)(e)(f)	39,475	39,475
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%(d)(e)	7,488	7,488

		273,264

TOTAL SHORT-TERM INVESTMENTS
(Cost: $273,264)		273,264

TOTAL INVESTMENTS IN SECURITIES—100.04%
(Cost: $96,094,195)		53,391,060
Other Assets, Less Liabilities—(0.04)%		(23,678)

NET ASSETS—100.00%		$53,367,382

SP ADR - Sponsored American Depositary Receipts

(a)	Security valued using Level 3 inputs. See Note 1.
(b)	Non-income earning security.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

June 30, 2009

Security	Shares	Value

COMMON STOCKS—98.75%

AUSTRALIA—7.43%
ConnectEast Group	4,920,400	$1,213,259
Macquarie Airports	2,907,900	5,430,560
Macquarie Infrastructure Group	3,864,900	4,468,147
Transurban Group	3,066,800	10,363,702

		21,475,668
BELGIUM—0.13%
Euronav SA	20,200	375,986

		375,986
BRAZIL—0.22%
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	10,100	302,899
CPFL Energia SA SP ADR	6,700	324,548

		627,447
CANADA—8.95%
AltaGas Income Trust	29,900	413,222
Enbridge Inc.	352,100	12,236,411
Pembina Pipeline Income Fund	59,800	765,168
TransCanada Corp.	462,300	12,467,590

		25,882,391
CHILE—0.64%
Empresa Nacional de Electricidad SA SP ADR	20,000	995,800
Enersis SA SP ADR	46,900	866,243

		1,862,043
CHINA—6.46%
Beijing Capital International Airport Co. Ltd. Class H(a)	4,200,000	2,942,691
China Merchants Holdings (International) Co. Ltd.	2,402,000	6,927,013
China Resources Power Holdings Co. Ltd.	200,000	444,900
COSCO Pacific Ltd.(b)	2,400,000	2,703,466
Datang International Power Generation Co. Ltd. Class H	600,000	365,417
Huaneng Power International Inc. SP ADR	14,300	401,401
Jiangsu Expressway Co. Ltd. Class H	3,200,000	2,349,404
Zhejiang Expressway Co. Ltd. Class H	3,202,000	2,540,925

		18,675,217
FRANCE—7.74%
Aeroports de Paris	71,600	5,243,939
Electricite de France	52,900	2,572,891
GDF Suez	244,900	9,116,728
Groupe Eurotunnel SA(a)(b)	377,800	2,140,882
Societe des Autoroutes Paris-Rhin-Rhone	48,500	3,296,662

		22,371,102

GERMANY—8.85%
E.ON AG	361,900	12,802,152
Fraport AG	110,900	4,742,838
Hamburger Hafen und Logistik AG	54,900	2,113,801
RWE AG	75,300	5,924,200

		25,582,991
HONG KONG—0.92%
CLP Holdings Ltd.	400,000	2,652,886

		2,652,886
ITALY—6.68%
Ansaldo STS SpA	135,800	2,499,096
Atlantia SpA	609,500	12,310,779
Enel SpA	922,800	4,491,448

		19,301,323
JAPAN—7.94%
Japan Airport Terminal Co. Ltd.(b)	200,000	2,429,393
Kamigumi Co. Ltd.	701,000	5,914,018
Kansai Electric Power Co. Inc. (The)	150,000	3,311,396
Mitsubishi Logistics Corp.	300,000	3,323,833
Sumitomo Warehouse Co. Ltd. (The)	400,000	1,807,535
Tokyo Electric Power Co. Inc. (The)	240,000	6,168,835

		22,955,010
MEXICO—1.64%
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	104,500	2,681,470
Grupo Aeroportuario del Sureste SA de CV Series B SP ADR	52,700	2,055,300

		4,736,770
NETHERLANDS—1.97%
Royal Vopak NV(a)	69,800	3,483,459
Smit Internationale NV	37,200	2,202,458

		5,685,917
NEW ZEALAND—0.79%
Auckland International Airport Ltd.	2,207,400	2,302,225

		2,302,225
NORWAY—0.54%
Frontline Ltd.(b)	63,700	1,571,086

		1,571,086
PORTUGAL—1.90%
BRISA—Auto-estradas de Portugal SA(b)	764,500	5,495,670

		5,495,670
SPAIN—8.05%
Abertis Infraestructuras SA	705,600	13,267,059
Cintra Concesiones de Infraestructuras de Transporte SA	493,800	3,061,418
Iberdrola SA	855,600	6,936,620

		23,265,097

UNITED KINGDOM—5.22%
BBA Aviation PLC	910,300	1,709,006
Centrica PLC	1,052,100	3,863,812
Forth Ports PLC	100,400	1,570,766
National Grid PLC	522,600	4,712,025
Scottish & Southern Energy PLC	172,500	3,235,690

		15,091,299
UNITED STATES—22.68%
American Electric Power Co. Inc.	78,700	2,273,643
Dominion Resources Inc.	108,300	3,619,386
Duke Energy Corp.	230,100	3,357,159
El Paso Corp.	693,100	6,397,313
Entergy Corp.	36,400	2,821,728
Exelon Corp.	135,900	6,959,439
FirstEnergy Corp.	62,800	2,433,500
FPL Group Inc.	71,700	4,076,862
General Maritime Corp.(b)	59,200	585,488
Nordic American Tanker Shipping Ltd.(b)	32,000	1,018,240
PG&E Corp.	67,900	2,610,076
Public Service Enterprise Group Inc.	95,600	3,119,428
Ship Finance International Ltd.	56,800	626,504
Southern Co.	147,000	4,580,520
Southern Union Co.	107,100	1,969,569
Spectra Energy Corp.	550,900	9,321,228
Teekay Corp.	42,400	891,672
Tsakos Energy Navigation Ltd.	27,100	437,394
Williams Companies Inc. (The)	542,500	8,468,425

		65,567,574

TOTAL COMMON STOCKS
(Cost: $314,976,461)		285,477,702

Security	Shares	Value

PREFERRED STOCKS—0.31%

BRAZIL—0.31%
Companhia Energetica de Minas Gerais SP ADR	65,900	885,696

		885,696

TOTAL PREFERRED STOCKS
(Cost: $874,839)		885,696

Security	Shares	Value

RIGHTS—0.00%

HONG KONG—0.00%
China Resources Power Holdings Co. Ltd.(a)	19,600	8,346

		8,346

TOTAL RIGHTS
(Cost: $0)		8,346

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.77%

MONEY MARKET FUNDS—2.77%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40%(c)(d)(e)	6,604,430	6,604,430
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32%(c)(d)(e)	1,152,036	1,152,036
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%(c)(d)	259,661	259,661

		8,016,127

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,016,127)		8,016,127

TOTAL INVESTMENTS IN SECURITIES—101.83%
(Cost: $323,867,427)		294,387,871
Other Assets, Less Liabilities—(1.83)%		(5,300,734)

NET ASSETS—100.00%		$289,087,137

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

June 30, 2009

Security	Shares	Value

COMMON STOCKS—95.38%

AUSTRALIA—12.72%
Amcor Ltd.	340,161	$1,372,266
BHP Billiton Ltd.	1,366,608	38,359,845
BlueScope Steel Ltd.	766,374	1,567,525
Fortescue Metals Group Ltd.(a)	481,593	1,475,613
Incitec Pivot Ltd.	743,370	1,430,326
Lihir Gold Ltd.(a)	940,821	2,243,790
Newcrest Mining Ltd.	193,617	4,775,720
OneSteel Ltd.	556,995	1,161,781
Orica Ltd.	167,418	2,939,782
Rio Tinto Ltd.	122,693	5,177,778
Rio Tinto Ltd. New(a)	52,620	2,220,621

		62,725,047
AUSTRIA—0.23%
voestalpine AG	42,224	1,157,858

		1,157,858
BELGIUM—0.63%
Solvay SA	23,004	1,940,188
Umicore	51,759	1,173,938

		3,114,126
BRAZIL—0.84%
Companhia Siderurgica Nacional SA SP ADR(b)	186,375	4,165,481

		4,165,481
CANADA—10.70%
Agnico-Eagle Mines Ltd.	63,048	3,326,259
Agrium Inc.	67,734	2,709,127
Barrick Gold Corp.	353,580	11,919,453
First Quantum Minerals Ltd.	28,329	1,372,115
Goldcorp Inc.	296,070	10,307,065
Inmet Mining Corp.	18,744	688,687
Kinross Gold Corp.	278,817	5,089,698
Potash Corp. of Saskatchewan Inc.	122,901	11,481,060
Teck Resources Ltd. Class B(a)	204,480	3,266,116
Yamana Gold Inc.	295,644	2,632,246

		52,791,826
CHILE—0.42%
Sociedad Quimica y Minera de Chile SA Series B SP ADR	57,297	2,073,578

		2,073,578
DENMARK—0.31%
Novozymes A/S Class B	18,957	1,538,926

		1,538,926
FINLAND—0.60%
Stora Enso OYJ Class R(a)	241,329	1,272,760
UPM-Kymmene OYJ	192,339	1,675,360

		2,948,120

FRANCE—2.94%
Lafarge SA(a)	57,297	3,877,739
Lafarge SA New(a)	10,140	663,781
L’Air Liquide SA	108,843	9,940,255

		14,481,775
GERMANY—5.79%
BASF SE	394,050	15,658,394
K+S AG	58,149	3,264,955
Linde AG	60,492	4,957,733
Salzgitter AG	15,336	1,342,719
ThyssenKrupp AG	133,977	3,324,355

		28,548,156
IRELAND—1.30%
CRH PLC	280,308	6,408,737

		6,408,737
JAPAN—10.78%
Asahi Kasei Corp.	426,000	2,167,860
JFE Holdings Inc.	191,700	6,457,221
JSR Corp.	85,200	1,459,663
Kobe Steel Ltd.	852,000	1,589,470
Kuraray Co. Ltd.	106,500	1,183,272
Mitsubishi Chemical Holdings Corp.	532,500	2,257,268
Mitsubishi Materials Corp.	426,000	1,328,973
Mitsui Chemicals Inc.	426,000	1,364,295
Mitsui Mining & Smelting Co. Ltd.(a)	213,000	551,899
Nippon Paper Group Inc.	42,600	1,101,591
Nippon Steel Corp.	2,130,000	8,168,109
Nitto Denko Corp.	85,200	2,596,134
Oji Paper Co. Ltd.	426,000	1,832,306
Shin-Etsu Chemical Co. Ltd.	149,100	6,923,024
Sumitomo Chemical Co. Ltd.	639,000	2,880,914
Sumitomo Metal Industries Ltd.	1,278,000	3,404,115
Sumitomo Metal Mining Co. Ltd.	213,000	3,008,955
Teijin Ltd.	426,000	1,373,125
Toray Industries Inc.	426,000	2,172,276
Toyo Seikan Kaisha Ltd.	63,900	1,354,361

		53,174,831
MEXICO—0.74%
Cemex SAB de CV CPO(a)	3,876,600	3,635,163

		3,635,163
NETHERLANDS—3.53%
Akzo Nobel NV	103,305	4,544,088
ArcelorMittal	311,619	10,223,591
Koninklijke DSM NV	84,135	2,635,207

		17,402,886
NORWAY—0.71%
Norsk Hydro ASA(a)	262,842	1,347,583
Yara International ASA	76,467	2,138,422

		3,486,005
PERU—0.36%
Compania de Minas Buenaventura SA SP ADR	74,337	1,786,318

		1,786,318
PORTUGAL—0.24%
CIMPOR–Cimentos de Portugal SGPS SA	162,306	1,183,824

		1,183,824

SOUTH KOREA—1.96%
POSCO SP ADR	116,724	9,649,573

		9,649,573
SPAIN—0.17%
Acerinox SA	45,369	839,370

		839,370
SWEDEN—0.94%
Boliden AB	135,042	1,015,275
Holmen AB Class B	12,354	268,674
SSAB AB Class A	68,586	794,491
Svenska Cellulosa AB Class B	245,802	2,569,740

		4,648,180
SWITZERLAND—3.61%
Clariant AG Registered(a)	125,031	788,665
Givaudan SA Registered	3,544	2,168,665
Holcim Ltd. Registered(a)	94,146	5,341,187
Syngenta AG Registered	40,896	9,485,556

		17,784,073
TAIWAN—1.55%
China Steel Corp. SP GDR(b)	455,800	7,657,440

		7,657,440
UNITED KINGDOM—12.44%
Anglo American PLC	532,713	15,471,157
BHP Billiton PLC	900,564	20,229,400
Johnson Matthey PLC	96,915	1,837,048
Lonmin PLC	60,066	1,160,328
Rexam PLC	285,633	1,338,273
Rio Tinto PLC	362,893	12,580,119
Xstrata PLC	806,205	8,726,964

		61,343,289
UNITED STATES—21.87%
Air Products and Chemicals Inc.	90,525	5,847,010
AK Steel Holding Corp.	45,582	874,719
Alcoa Inc.	410,238	4,237,759
Allegheny Technologies Inc.	39,831	1,391,297
Ball Corp.	41,961	1,894,959
Bemis Co. Inc.	29,607	746,096
CF Industries Holdings Inc.	25,773	1,910,810
Dow Chemical Co. (The)	437,928	7,068,158
E.I. du Pont de Nemours and Co.	385,743	9,882,736
Eastman Chemical Co.	35,145	1,331,996
Ecolab Inc.	70,716	2,757,217
Freeport-McMoRan Copper & Gold Inc.	168,270	8,432,010
International Flavors & Fragrances Inc.	29,607	968,741
International Paper Co.	181,050	2,739,287
MeadWestvaco Corp.	65,391	1,073,066
Monsanto Co.	227,271	16,895,326
Newmont Mining Corp.	196,173	8,017,591
Nucor Corp.	125,883	5,592,982
Owens-Illinois Inc.(a)	74,763	2,094,112
Pactiv Corp.(a)	56,019	1,215,612
PPG Industries Inc.	70,929	3,113,783
Praxair Inc.	129,291	9,188,711
Sealed Air Corp.	59,427	1,096,428
Sigma-Aldrich Corp.	51,333	2,544,064
Titanium Metals Corp.	39,405	362,132

United States Steel Corp.	57,510	2,055,407
Vulcan Materials Co.(b)	46,008	1,982,945
Weyerhaeuser Co.	83,070	2,527,820

		107,842,774

TOTAL COMMON STOCKS
(Cost: $620,218,338)		470,387,356

Security	Shares	Value

PREFERRED STOCKS—3.38%

BRAZIL—3.38%
Aracruz Celulose SA SP ADR(a)(b)	33,228	493,103
Gerdau SA SP ADR(b)	277,113	2,901,373
Vale SA SP ADR	866,271	13,297,260

		16,691,736

TOTAL PREFERRED STOCKS
(Cost: $23,097,678)		16,691,736

Security	Shares	Value

RIGHTS—1.06%

UNITED KINGDOM—1.06%
Rio Tinto PLC(a)	155,014	5,233,339

		5,233,339

TOTAL RIGHTS
(Cost: $7,431,584)		5,233,339

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.48%

MONEY MARKET FUNDS—0.48%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40%(c)(d)(e)	1,821,528	1,821,528
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32%(c)(d)(e)	317,736	317,736
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%(c)(d)	211,543	211,543

		2,350,807

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,350,807)		2,350,807

TOTAL INVESTMENTS IN SECURITIES—100.30%
(Cost: $653,098,407)		494,663,238
Other Assets, Less Liabilities—(0.30)%		(1,471,465)

NET ASSETS—100.00%		$493,191,773

SP ADR - Sponsored American Depositary Receipts

SP GDR - Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL NUCLEAR ENERGY INDEX FUND

June 30, 2009

Security	Shares	Value

COMMON STOCKS—99.67%

AUSTRALIA—12.70%
Energy Resources of Australia Ltd.	23,926	$452,625
Extract Resources Ltd.(a)(b)	48,874	256,829
Paladin Energy Ltd.(a)(b)	164,234	654,581

		1,364,035
CANADA—14.30%
Cameco Corp.	34,720	892,104
Uranium One Inc.(a)	188,076	432,396
Uranium Participation Corp.(a)	32,970	211,785

		1,536,285
FINLAND—2.00%
Fortum OYJ	9,436	214,678

		214,678
FRANCE—11.25%
AREVA SA	1,442	840,480
Electricite de France	7,560	367,695

		1,208,175
GERMANY—6.81%
E.ON AG	20,664	730,985

		730,985
JAPAN—9.91%
Kansai Electric Power Co. Inc. (The)	18,200	401,783
Tokyo Electric Power Co. Inc. (The)	19,600	503,788
Toshiba Plant Systems & Services Corp.(b)	14,000	158,740

		1,064,311
SOUTH KOREA—0.90%
Korea Electric Power Corp. SP ADR(a)	8,414	96,761

		96,761
SPAIN—6.51%
Iberdrola SA	86,254	699,288

		699,288
UNITED STATES—35.29%
Constellation Energy Group Inc.	5,866	155,918
EnergySolutions Inc.	18,158	167,054
Entergy Corp.	4,844	375,507
Exelon Corp.	10,276	526,234
FirstEnergy Corp.	7,812	302,715
FPL Group Inc.	9,030	513,446
McDermott International Inc.(a)	41,202	836,813
Shaw Group Inc. (The)(a)	22,946	628,950
USEC Inc.(a)(b)	53,200	283,024

		3,789,661

TOTAL COMMON STOCKS
(Cost: $9,465,428)		10,704,179

Security	Shares	Value

SHORT-TERM INVESTMENTS—10.19%

MONEY MARKET FUNDS—10.19%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40%(c)(d)(e)	925,528	925,528
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32%(c)(d)(e)	161,444	161,444
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%(c)(d)	7,156	7,156

		1,094,128

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,094,128)		1,094,128

TOTAL INVESTMENTS IN SECURITIES—109.86%
(Cost: $10,559,556)		11,798,307
Other Assets, Less Liabilities—(9.86)%		(1,059,320)

NET ASSETS—100.00%		$10,738,987

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

June 30, 2009

Security	Shares	Value

COMMON STOCKS—99.81%

AUSTRALIA—0.16%
Computershare Ltd.	57,600	$420,032

		420,032
CANADA—1.72%
Research In Motion Ltd.(a)	64,800	4,613,307

		4,613,307
FINLAND—2.66%
Nokia OYJ	485,042	7,102,793

		7,102,793
FRANCE—0.88%
Alcatel-Lucent(a)	313,920	787,292
Cap Gemini SA	18,720	689,000
Dassault Systemes SA	6,360	280,650
STMicroelectronics NV	79,800	596,931

		2,353,873
GERMANY—1.85%
Infineon Technologies AG(a)	104,880	378,808
SAP AG	113,640	4,569,916

		4,948,724
JAPAN—10.41%
Advantest Corp.	24,000	435,301
Canon Inc.	144,000	4,716,174
FUJIFILM Holdings Corp.	60,000	1,902,886
Fujitsu Ltd.	240,000	1,308,390
Hirose Electric Co. Ltd.	3,700	394,984
Hitachi Ltd.	413,000	1,288,418
Hoya Pentax HD Corp.	48,000	963,134
Keyence Corp.	4,400	898,378
Konica Minolta Holdings Inc.	69,000	720,858
Kyocera Corp.	24,000	1,808,364
Murata Manufacturing Co. Ltd.	24,000	1,019,848
NEC Corp.(a)	259,000	1,017,371
Nintendo Co. Ltd.	14,400	3,974,421
NTT Data Corp.	185	598,228
Ricoh Co. Ltd.	120,000	1,548,427
Rohm Co. Ltd.	13,000	947,194
TDK Corp.	16,200	762,274
Tokyo Electron Ltd.	24,000	1,161,631
Toshiba Corp.	480,000	1,741,203
Yahoo! Japan Corp.	1,920	611,909

		27,819,393
NETHERLANDS—0.47%
ASML Holding NV	57,720	1,247,608

		1,247,608
SOUTH KOREA—2.83%
Samsung Electronics Co. Ltd. SP GDR(b)(c)	32,400	7,557,300

		7,557,300

SWEDEN—1.42%
Telefonaktiebolaget LM Ericsson AB Class B	388,320	3,794,062

		3,794,062
TAIWAN—4.19%
AU Optronics Corp. SP ADR	152,520	1,476,394
Hon Hai Precision Industry Co. Ltd. SP GDR(c)	184,680	1,122,854
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	706,800	6,650,988
United Microelectronics Corp. SP ADR	741,000	1,956,240

		11,206,476
UNITED KINGDOM—0.51%
ARM Holdings PLC	200,400	395,209
Electrocomponents PLC	49,080	113,765
Logica PLC	195,000	253,697
Misys PLC	68,280	193,971
Sage Group PLC (The)	144,240	423,062

		1,379,704
UNITED STATES—72.71%
Adobe Systems Inc.(a)	70,680	2,000,244
Advanced Micro Devices Inc.(a)(b)	79,440	307,433
Affiliated Computer Services Inc. Class A(a)	9,720	431,762
Agilent Technologies Inc.(a)	48,480	984,629
Akamai Technologies Inc.(a)	21,960	421,193
Altera Corp.	42,000	683,760
Amphenol Corp. Class A	17,400	550,536
Analog Devices Inc.	36,960	915,869
Apple Inc.(a)	116,280	16,561,760
Applied Materials Inc.	175,680	1,927,210
Autodesk Inc.(a)	29,880	567,122
Automatic Data Processing Inc.	65,280	2,313,523
BMC Software Inc.(a)	25,440	859,618
Broadcom Corp. Class A(a)	60,000	1,487,400
CA Inc.	49,320	859,648
Ciena Corp.(a)	15,120	156,492
Cisco Systems Inc.(a)	751,080	14,000,131
Citrix Systems Inc.(a)	25,080	799,801
Cognizant Technology Solutions Corp. Class A(a)	38,040	1,015,668
Computer Sciences Corp.(a)	20,160	893,088
Compuware Corp.(a)	35,880	246,137
Convergys Corp.(a)	8,640	80,179
Corning Inc.	202,920	3,258,895
Dell Inc.(a)	251,040	3,446,779
eBay Inc.(a)	145,680	2,495,498
Electronic Arts Inc.(a)	41,040	891,389
EMC Corp.(a)	268,440	3,516,564
Fidelity National Information Services Inc.	20,760	414,370
Fiserv Inc.(a)	18,480	844,536
FLIR Systems Inc.(a)	19,560	441,274
Google Inc. Class A(a)	30,960	13,052,426
Harris Corp.	13,440	381,158
Hewlett-Packard Co.	321,120	12,411,288
Intel Corp.	725,040	11,999,412
International Business Machines Corp.	173,640	18,131,489
Intuit Inc.(a)	42,000	1,182,720
Jabil Circuit Inc.	23,520	174,518
JDS Uniphase Corp.(a)	37,080	212,098
Juniper Networks Inc.(a)	70,680	1,668,048
KLA-Tencor Corp.	22,440	566,610
Lexmark International Inc. Class A(a)	11,640	184,494
Linear Technology Corp.	27,960	652,866
LSI Corp.(a)	93,840	427,910
MasterCard Inc. Class A	9,720	1,626,253
McAfee Inc.(a)	16,440	693,604
MEMC Electronic Materials Inc.(a)	32,280	574,907
Microchip Technology Inc.	25,080	565,554

Micron Technology Inc.(a)	99,960	505,798
Microsoft Corp.	999,480	23,757,640
Molex Inc.	16,920	263,106
Motorola Inc.	277,680	1,841,018
National Semiconductor Corp.	29,280	367,464
NetApp Inc.(a)	46,680	920,530
Novell Inc.(a)	48,480	219,614
Novellus Systems Inc.(a)	15,720	262,524
NVIDIA Corp.(a)	73,080	825,073
Oracle Corp.	501,000	10,731,420
Paychex Inc.	42,120	1,061,424
QLogic Corp.(a)	19,080	241,934
QUALCOMM Inc.	215,400	9,736,080
Salesforce.com Inc.(a)(b)	13,440	513,005
SanDisk Corp.(a)	29,400	431,886
Sun Microsystems Inc.(a)	113,760	1,048,867
Symantec Corp.(a)	111,720	1,738,363
Tellabs Inc.(a)	40,920	234,472
Teradata Corp.(a)	21,960	514,523
Teradyne Inc.(a)	27,240	186,866
Texas Instruments Inc.	168,960	3,598,848
Total System Services Inc.	22,680	303,685
VeriSign Inc.(a)(b)	27,480	507,830
Western Digital Corp.(a)	28,920	766,380
Western Union Co.	96,120	1,576,368
Xerox Corp.	112,560	729,389
Xilinx Inc.	36,840	753,746
Yahoo! Inc.(a)	178,320	2,792,491

		194,308,207

TOTAL COMMON STOCKS
(Cost: $376,578,887)		266,751,479

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.12%

MONEY MARKET FUNDS—2.12%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40%(d)(e)(f)	4,556,575	4,556,575
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32%(d)(e)(f)	794,821	794,821
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%(d)(e)	304,261	304,261

		5,655,657

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,655,657)		5,655,657

TOTAL INVESTMENTS IN SECURITIES—101.93%
(Cost: $382,234,544)		272,407,136
Other Assets, Less Liabilities—(1.93)%		(5,160,457)

NET ASSETS—100.00%		$267,246,679

SP ADR - Sponsored American Depositary Receipts

SP GDR - Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

June 30, 2009

Security	Shares	Value

COMMON STOCKS—98.32%

AUSTRALIA—3.07%
Telstra Corp. Ltd.	2,661,900	$7,295,324

		7,295,324
AUSTRIA—0.56%
Telekom Austria AG	85,900	1,342,232

		1,342,232
BELGIUM—0.52%
Belgacom SA	39,100	1,246,870

		1,246,870
CANADA—3.99%
BCE Inc.	194,800	4,025,660
Rogers Communications Inc. Class B	134,800	3,470,547
TELUS Corp.	74,480	1,978,480

		9,474,687
CHINA—4.64%
China Mobile Ltd.(a)	1,100,000	11,014,123

		11,014,123
FRANCE—4.49%
France Telecom SA	470,300	10,660,207

		10,660,207
GERMANY—3.69%
Deutsche Telekom AG Registered	744,100	8,767,180

		8,767,180
GREECE—0.37%
Hellenic Telecommunications Organization SA SP ADR	114,912	879,077

		879,077
ITALY—1.40%
Telecom Italia SpA	2,415,600	3,337,418

		3,337,418
JAPAN—7.12%
Nippon Telegraph and Telephone Corp.	200,000	8,125,615
NTT DoCoMo Inc.	3,600	5,268,384
SoftBank Corp.	180,000	3,511,012

		16,905,011
MEXICO—4.84%
America Movil SAB de CV Series L	1,770,000	3,425,698
America Movil SAB de CV Series L SP ADR	180,438	6,986,559
Telefonos de Mexico SAB de CV Series L	110,000	89,702
Telefonos de Mexico SAB de CV Series L SP ADR	60,620	982,650

		11,484,609

NETHERLANDS—2.48%
Koninklijke KPN NV	427,900	5,881,300

		5,881,300
NEW ZEALAND—0.37%
Telecom Corp. of New Zealand Ltd.	504,000	888,260

		888,260
NORWAY—0.66%
Telenor ASA(b)	202,800	1,558,049

		1,558,049
PORTUGAL—0.87%
Portugal Telecom SGPS SA Registered	11,888	116,239
Portugal Telecom SGPS SA SP ADR	199,501	1,949,125

		2,065,364
SINGAPORE—1.83%
Singapore Telecommunications Ltd.	2,100,550	4,353,923

		4,353,923
SOUTH KOREA—0.62%
SK Telecom Co. Ltd. SP ADR	96,869	1,467,565

		1,467,565
SPAIN—11.14%
Telefonica SA	1,169,800	26,450,018

		26,450,018
SWEDEN—1.51%
Tele2 AB Class B	75,200	756,091
TeliaSonera AB	541,200	2,828,991

		3,585,082
SWITZERLAND—0.64%
Swisscom AG Registered	1,449	444,340
Swisscom AG SP ADR	35,286	1,081,516

		1,525,856
TAIWAN—1.19%
Chunghwa Telecom Co. Ltd. SP ADR	142,349	2,822,781

		2,822,781
UNITED KINGDOM—12.58%
BT Group PLC	1,979,500	3,308,839
Cable & Wireless PLC	641,700	1,406,579
Vodafone Group PLC	13,039,700	25,168,032

		29,883,450
UNITED STATES—29.74%
American Tower Corp. Class A(b)	100,300	3,162,459
AT&T Inc.	1,463,300	36,348,372
CenturyTel Inc.(a)	23,800	730,660
Embarq Corp.	35,100	1,476,306
Frontier Communications Corp.	78,300	559,062
MetroPCS Communications Inc.(b)	62,500	831,875
Qwest Communications International Inc.	364,400	1,512,260
Sprint Nextel Corp.(b)	714,300	3,435,783
Verizon Communications Inc.	704,900	21,661,577
Windstream Corp.	109,100	912,076

		70,630,430

TOTAL COMMON STOCKS
(Cost: $332,811,965)		233,518,816

Security	Shares	Value

PREFERRED STOCKS—0.70%

BRAZIL—0.70%
Brasil Telecom Participacoes SA SP ADR	5,986	229,862
Tele Norte Leste Participacoes SA SP ADR	96,100	1,429,007

		1,658,869

TOTAL PREFERRED STOCKS
(Cost: $2,078,729)		1,658,869

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.03%

MONEY MARKET FUNDS—3.03%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40%(c)(d)(e)	6,018,800	6,018,800
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32%(c)(d)(e)	1,049,882	1,049,882
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%(c)(d)	122,492	122,492

		7,191,174

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,191,174)		7,191,174

TOTAL INVESTMENTS IN SECURITIES—102.05%
(Cost: $342,081,868)		242,368,859
Other Assets, Less Liabilities—(2.05)%		(4,861,528)

NET ASSETS—100.00%		$237,507,331

SP ADR - Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TIMBER & FORESTRY INDEX FUND

June 30, 2009

Security	Shares	Value

COMMON STOCKS—91.28%

AUSTRALIA—8.38%
Gunns Ltd.	2,472,270	$2,148,610

		2,148,610
CANADA—19.13%
Canfor Corp.(a)	258,120	1,111,293
Sino-Forest Corp. Class A(a)	252,570	2,696,748
West Fraser Timber Co. Ltd.	54,330	1,096,564

		4,904,605
FINLAND—4.46%
Stora Enso OYJ Class R(a)	101,370	534,622
UPM-Kymmene OYJ	69,990	609,645

		1,144,267
JAPAN—7.82%
Hokuetsu Paper Mills Ltd.	105,000	519,096
Nippon Paper Group Inc.	18,000	465,461
Oji Paper Co. Ltd.	90,000	387,107
Sumitomo Forestry Co. Ltd.(b)	75,000	633,518

		2,005,182
SOUTH AFRICA—2.95%
Sappi Ltd.	257,107	755,756

		755,756
SWEDEN—5.18%
Holmen AB Class B	30,630	666,140
Svenska Cellulosa AB Class B	63,210	660,830

		1,326,970
UNITED STATES—43.36%
Deltic Timber Corp.	25,770	914,062
International Paper Co.	59,400	898,722
MeadWestvaco Corp.	44,760	734,511
Packaging Corp. of America	45,990	745,038
Plum Creek Timber Co. Inc.	55,470	1,651,897
Potlatch Corp.	72,540	1,761,997
Rayonier Inc.	53,670	1,950,904
Sonoco Products Co.	32,280	773,106
Weyerhaeuser Co.	55,440	1,687,039

		11,117,276

TOTAL COMMON STOCKS
(Cost: $26,194,830)		23,402,666

Security	Shares	Value

PREFERRED STOCKS—8.58%

BRAZIL—8.58%
Aracruz Celulose SA SP ADR(a)(b)	69,300	1,028,412
Votorantim Celulose e Papel SA SP ADR(a)	109,470	1,172,424

		2,200,836

TOTAL PREFERRED STOCKS
(Cost: $2,890,858)		2,200,836

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.66%

MONEY MARKET FUNDS—2.66%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40%(c)(d)(e)	557,971	557,971
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32%(c)(d)(e)	97,329	97,329
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%(c)(d)	27,783	27,783

		683,083

TOTAL SHORT-TERM INVESTMENTS
(Cost: $683,083)		683,083

TOTAL INVESTMENTS IN SECURITIES—102.52%
(Cost: $29,768,771)		26,286,585
Other Assets, Less Liabilities—(2.52)%		(646,922)

NET ASSETS—100.00%		$25,639,663

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

June 30, 2009

Security	Shares	Value

COMMON STOCKS—98.17%

AUSTRALIA—0.55%
AGL Energy Ltd.	74,037	$805,053

		805,053
BRAZIL—0.35%
Centrais Eletricas Brasileiras SA SP ADR	35,213	513,406

		513,406
CANADA—0.88%
Fortis Inc.	29,118	637,093
TransAlta Corp.	32,982	633,597

		1,270,690
CHILE—1.19%
Empresa Nacional de Electricidad SA SP ADR	18,473	919,771
Enersis SA SP ADR	43,906	810,944

		1,730,715
FINLAND—1.18%
Fortum OYJ	74,934	1,704,822

		1,704,822
FRANCE—9.53%
Electricite de France	45,816	2,228,348
GDF Suez	242,190	9,015,845
Suez Environnement SA	45,057	786,514
Veolia Environnement	60,927	1,793,790

		13,824,497
GERMANY—11.71%
E.ON AG	317,400	11,227,973
RWE AG	73,209	5,759,692

		16,987,665
HONG KONG—2.42%
CLP Holdings Ltd.	310,500	2,059,303
Hong Kong and China Gas Co. Ltd. (The)	692,550	1,456,580

		3,515,883
ITALY—4.93%
Enel SpA	1,067,913	5,197,741
Snam Rete Gas SpA	274,413	1,203,792
Terna SpA	224,112	746,583

		7,148,116
JAPAN—9.47%
Chubu Electric Power Co. Inc.	103,500	2,392,133
Kansai Electric Power Co. Inc. (The)	124,200	2,741,835
Kyushu Electric Power Co. Inc.	69,000	1,483,909
Osaka Gas Co. Ltd.	345,000	1,101,311

Tokyo Electric Power Co. Inc. (The)	186,300	4,788,558
Tokyo Gas Co. Ltd.	345,000	1,233,611

		13,741,357
PORTUGAL—1.07%
Energias de Portugal SA	396,957	1,555,119

		1,555,119
SOUTH KOREA—0.69%
Korea Electric Power Corp. SP ADR(a)	86,537	995,175

		995,175
SPAIN—7.59%
Acciona SA	4,554	559,560
Enagas SA	32,844	645,652
Gas Natural SDG SA	86,940	1,581,645
Iberdrola Renovables SA(a)	144,141	658,094
Iberdrola SA	833,451	6,757,051
Red Electrica Corporacion SA	18,009	813,635

		11,015,637
UNITED KINGDOM—8.77%
Centrica PLC	853,461	3,134,315
Drax Group PLC	56,442	408,057
International Power PLC	253,437	993,347
National Grid PLC	405,582	3,656,932
Scottish & Southern Energy PLC	153,525	2,879,764
Severn Trent PLC	39,537	712,320
United Utilities Group PLC	113,988	932,974

		12,717,709
UNITED STATES—37.84%
AES Corp. (The)(a)	110,952	1,288,153
Allegheny Energy Inc.	28,152	722,099
Ameren Corp.	35,535	884,466
American Electric Power Co. Inc.	79,419	2,294,415
CenterPoint Energy Inc.	58,167	644,490
CMS Energy Corp.	37,881	457,602
Consolidated Edison Inc.	45,816	1,714,435
Constellation Energy Group Inc.	33,189	882,164
Dominion Resources Inc.	98,325	3,286,021
DTE Energy Co.	27,324	874,368
Duke Energy Corp.	214,521	3,129,861
Dynegy Inc. Class A(a)	82,869	188,113
Edison International	54,234	1,706,202
Entergy Corp.	32,637	2,530,020
EQT Corp.	22,425	782,857
Exelon Corp.	109,710	5,618,249
FirstEnergy Corp.	50,715	1,965,206
FPL Group Inc.	68,448	3,891,953
Integrys Energy Group Inc.	12,558	376,614
Nicor Inc.	7,590	262,766
NiSource Inc.	45,816	534,215
Northeast Utilities	29,325	654,241
Pepco Holdings Inc.	36,570	491,501
PG&E Corp.	61,479	2,363,253
Pinnacle West Capital Corp.	16,974	511,766
PPL Corp.	62,652	2,065,010
Progress Energy Inc.	46,644	1,764,542
Public Service Enterprise Group Inc.	84,318	2,751,296
Questar Corp.	28,980	900,119
SCANA Corp.	20,424	663,167
Sempra Energy	40,710	2,020,437

Southern Co.	130,410	4,063,576
TECO Energy Inc.	35,466	423,109
Wisconsin Energy Corp.	19,596	797,753
Xcel Energy Inc.	76,107	1,401,130

		54,905,169

TOTAL COMMON STOCKS
(Cost: $215,482,298)		142,431,013

Security	Shares	Value

PREFERRED STOCKS—0.99%

BRAZIL—0.99%
Centrais Eletricas Brasileiras SA SP ADR	32,041	418,455
Companhia Energetica de Minas Gerais SP ADR	58,236	782,692
Companhia Paranaense de Energia SP ADR	16,698	235,943

		1,437,090

TOTAL PREFERRED STOCKS
(Cost: $1,553,311)		1,437,090

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.10%

MONEY MARKET FUNDS—0.10%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%(b)(c)	142,522	142,522

		142,522

TOTAL SHORT-TERM INVESTMENTS
(Cost: $142,522)		142,522

TOTAL INVESTMENTS IN SECURITIES—99.26%
(Cost: $217,178,131)		144,010,625
Other Assets, Less Liabilities—0.74%		1,070,429

NET ASSETS—100.00%		$145,081,054

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

June 30, 2009

Security	Shares	Value

COMMON STOCKS—67.63%

ARGENTINA—2.16%
Petrobras Energia Participaciones SA SP ADR	522,135	$3,101,482
Tenaris SA SP ADR	1,303,390	35,243,666

		38,345,148
BRAZIL—28.61%
Centrais Eletricas Brasileiras SA SP ADR	1,167,270	17,018,797
Companhia Siderurgica Nacional SA SP ADR(a)	2,810,345	62,811,211
Empresa Brasileira de Aeronautica SA SP ADR	958,990	15,880,874
Itau Unibanco Holding SA SP ADR(a)	12,549,170	198,653,361
Petroleo Brasileiro SA SP ADR	5,228,528	214,265,077

		508,629,320
CHILE—9.72%
Banco de Chile SP ADR(a)	313,412	13,335,681
Banco Santander Chile SA SP ADR	783,126	36,564,153
Empresa Nacional de Electricidad SA SP ADR	944,845	47,043,833
Enersis SA SP ADR	1,697,943	31,361,007
LAN Airlines SA SP ADR	880,266	10,589,600
Sociedad Quimica y Minera de Chile SA Series B SP ADR(a)	936,030	33,874,926

		172,769,200
MEXICO—26.27%
Alfa SAB de CV Series A(a)	2,255,000	6,323,126
America Movil SAB de CV Series L	104,755,000	202,745,199
Cemex SAB de CV CPO(b)	49,525,765	46,441,275
Fomento Economico Mexicano SAB de CV BD Units(a)	13,386,500	43,106,354
Grupo Carso SAB de CV Series A1(a)	5,535,000	14,826,962
Grupo Modelo SAB de CV Series C(b)	3,997,500	14,180,687
Grupo Televisa SAB CPO	10,496,000	35,687,316
Kimberly-Clark de Mexico SAB de CV Series A(a)	4,038,500	15,479,090
Telefonos de Mexico SAB de CV Series L(a)	36,695,000	29,923,828
Wal-Mart de Mexico SAB de CV Series V(a)	19,741,500	58,398,955

		467,112,792
PERU—0.87%
Compania de Minas Buenaventura SA SP ADR	648,191	15,576,030

		15,576,030

TOTAL COMMON STOCKS
(Cost: $1,600,769,424)		1,202,432,490

Security	Shares	Value

PREFERRED STOCKS—31.64%

BRAZIL—31.64%
Aracruz Celulose SA SP ADR(a)(b)	413,759	6,140,183
Banco Bradesco SA SP ADR	6,624,780	97,848,001
Brasil Telecom Participacoes SA SP ADR	111,137	4,267,661
Centrais Eletricas Brasileiras SA SP ADR	1,190,845	15,552,436
Companhia de Bebidas das Americas SP ADR(a)	1,099,620	71,288,365
Companhia Energetica de Minas Gerais SP ADR	2,224,758	29,900,747
Companhia Paranaense de Energia SP ADR	661,125	9,341,696
Gerdau SA SP ADR(a)	5,205,975	54,506,558
Petroleo Brasileiro SA SP ADR	2,033,206	67,827,752
Tele Norte Leste Participacoes SA SP ADR	1,895,430	28,185,044
Vale SA SP ADR(a)	11,572,045	177,630,891

		562,489,334

TOTAL PREFERRED STOCKS
(Cost: $786,295,560)		562,489,334

Security	Shares	Value

SHORT-TERM INVESTMENTS—5.49%

MONEY MARKET FUNDS—5.49%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40%(c)(d)(e)	82,560,063	82,560,063
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32%(c)(d)(e)	14,401,267	14,401,267
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%(c)(d)	702,097	702,097

		97,663,427

TOTAL SHORT-TERM INVESTMENTS
(Cost: $97,663,427)		97,663,427

TOTAL INVESTMENTS IN SECURITIES—104.76%
(Cost: $2,484,728,411)		1,862,585,251
Other Assets, Less Liabilities—(4.76)%		(84,661,584)

NET ASSETS—100.00%		$1,777,923,667

SP ADR - Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 INDEX FUND

June 30, 2009

Security	Shares	Value

COMMON STOCKS—99.92%

ADVERTISING—0.21%
Harte-Hanks Inc.	247,134	$2,285,990
Lamar Advertising Co. Class A(a)(b)	489,681	7,477,429

		9,763,419
AEROSPACE & DEFENSE—0.58%
Alliant Techsystems Inc.(a)(b)	210,869	17,367,171
BE Aerospace Inc.(a)	650,050	9,334,718

		26,701,889
AGRICULTURE—0.12%
Universal Corp.	160,930	5,328,392

		5,328,392
AIRLINES—0.32%
AirTran Holdings Inc.(a)	772,202	4,779,930
Alaska Air Group Inc.(a)	234,309	4,278,482
JetBlue Airways Corp.(a)(b)	1,309,948	5,593,478

		14,651,890
APPAREL—0.91%
Guess? Inc.	378,738	9,763,866
Hanesbrands Inc.(a)	609,313	9,145,788
Phillips-Van Heusen Corp.	331,292	9,504,767
Timberland Co. Class A(a)	292,874	3,886,438
Warnaco Group Inc. (The)(a)	294,591	9,544,748

		41,845,607
AUTO MANUFACTURERS—0.15%
Oshkosh Corp.	479,094	6,966,027

		6,966,027
AUTO PARTS & EQUIPMENT—0.56%
BorgWarner Inc.	749,393	25,591,771

		25,591,771
BANKS—3.29%
Associated Banc-Corp.	822,578	10,282,225
BancorpSouth Inc.	466,437	9,575,952
Bank of Hawaii Corp.	307,587	11,020,842
Cathay General Bancorp(b)	319,307	3,036,610
City National Corp.	275,852	10,159,629
Commerce Bancshares Inc.	427,192	13,597,521
Cullen/Frost Bankers Inc.	382,287	17,631,076
FirstMerit Corp.	520,101	8,831,315
Fulton Financial Corp.	1,130,277	5,888,743
International Bancshares Corp.(b)	327,313	3,374,597

PacWest Bancorp	158,555	2,086,584
SVB Financial Group(a)(b)	212,267	5,777,908
Synovus Financial Corp.	1,807,751	5,405,176
TCF Financial Corp.	725,309	9,697,381
Trustmark Corp.	313,911	6,064,761
Valley National Bancorp(b)	912,236	10,673,161
Webster Financial Corp.	340,554	2,741,460
Westamerica Bancorporation(b)	187,808	9,317,155
Wilmington Trust Corp.	446,085	6,093,521

		151,255,617
BEVERAGES—0.52%
Hansen Natural Corp.(a)	466,084	14,364,709
PepsiAmericas Inc.	360,379	9,661,761

		24,026,470
BIOTECHNOLOGY—1.43%
Affymetrix Inc.(a)	455,666	2,702,099
Bio-Rad Laboratories Inc. Class A(a)	123,270	9,304,420
Charles River Laboratories International Inc.(a)(b)	425,173	14,349,589
Vertex Pharmaceuticals Inc.(a)	1,113,267	39,676,836

		66,032,944
BUILDING MATERIALS—0.70%
Lennox International Inc.	303,039	9,730,582
Martin Marietta Materials Inc.(b)	286,314	22,584,448

		32,315,030
CHEMICALS—3.50%
Airgas Inc.	525,204	21,286,518
Albemarle Corp.	588,201	15,040,300
Ashland Inc.	429,358	12,043,492
Cabot Corp.	421,032	5,296,583
Cytec Industries Inc.	303,830	5,657,315
FMC Corp.	467,394	22,107,736
Lubrizol Corp.	433,743	20,520,381
Minerals Technologies Inc.	120,575	4,343,112
Olin Corp.	501,544	5,963,358
RPM International Inc.	826,141	11,599,020
Sensient Technologies Corp.	313,495	7,075,582
Terra Industries Inc.	635,834	15,399,899
Valspar Corp. (The)	644,905	14,529,710

		160,863,006
COAL—0.38%
Arch Coal Inc.	928,840	14,276,271
Patriot Coal Corp.(a)(b)	477,326	3,045,340

		17,321,611
COMMERCIAL SERVICES—6.21%
Aaron’s Inc.	345,213	10,294,252
Alliance Data Systems Corp.(a)(b)	373,562	15,387,019
Brinks Home Security Holdings Inc.(a)	262,142	7,421,240
Career Education Corp.(a)(b)	475,094	11,825,090
Corinthian Colleges Inc.(a)(b)	559,799	9,477,397
Corporate Executive Board Co. (The)	219,461	4,556,010
Corrections Corp. of America(a)	740,828	12,586,668
Deluxe Corp.	325,961	4,175,560
FTI Consulting Inc.(a)(b)	330,184	16,746,932

Gartner Inc.(a)	382,560	5,837,866
Hewitt Associates Inc. Class A(a)	536,744	15,984,236
ITT Educational Services Inc.(a)(b)	199,665	20,098,279
Kelly Services Inc. Class A	176,422	1,931,821
Korn/Ferry International(a)	288,176	3,066,193
Lender Processing Services Inc.	540,882	15,020,293
Manpower Inc.	503,825	21,331,951
MPS Group Inc.(a)	595,376	4,548,673
Navigant Consulting Inc.(a)	310,425	4,010,691
Pharmaceutical Product Development Inc.	758,370	17,609,351
Rent-A-Center Inc.(a)	424,870	7,575,432
Rollins Inc.	263,683	4,564,353
SAIC Inc.(a)	1,311,129	24,321,443
Service Corp. International	1,614,660	8,848,337
Sotheby’s(b)	431,141	6,083,400
Strayer Education Inc.	90,134	19,659,127
United Rentals Inc.(a)	387,618	2,515,641
Watson Wyatt Worldwide Inc. Class A	274,282	10,293,803

		285,771,058
COMPUTERS—2.67%
Cadence Design Systems Inc.(a)	1,695,315	10,002,359
Diebold Inc.	426,185	11,234,237
DST Systems Inc.(a)	262,285	9,691,431
FactSet Research Systems Inc.(b)	268,664	13,398,274
Imation Corp.	194,266	1,478,364
Jack Henry & Associates Inc.	539,067	11,185,640
Mentor Graphics Corp.(a)	606,727	3,318,797
MICROS Systems Inc.(a)	517,193	13,095,327
NCR Corp.(a)	1,020,259	12,069,664
Palm Inc.(a)(b)	886,657	14,691,907
SRA International Inc. Class A(a)	271,593	4,769,173
Synopsys Inc.(a)	926,960	18,084,990

		123,020,163
COSMETICS & PERSONAL CARE—0.30%
Alberto-Culver Co.	549,164	13,965,241

		13,965,241
DISTRIBUTION & WHOLESALE—1.20%
Ingram Micro Inc. Class A(a)	1,041,156	18,220,230
LKQ Corp.(a)	901,818	14,834,906
Owens & Minor Inc.	267,938	11,741,043
Tech Data Corp.(a)	323,163	10,570,662

		55,366,841
DIVERSIFIED FINANCIAL SERVICES—1.96%
Affiliated Managers Group Inc.(a)(b)	265,456	15,446,885
AmeriCredit Corp.(a)(b)	854,449	11,577,784
Eaton Vance Corp.	751,862	20,112,309
Jefferies Group Inc.(a)	814,267	17,368,315
Raymond James Financial Inc.(b)	633,384	10,900,539
Waddell & Reed Financial Inc. Class A	553,562	14,597,430

		90,003,262
ELECTRIC—3.92%
Alliant Energy Corp.	711,589	18,593,821
Black Hills Corp.	249,743	5,741,592

Cleco Corp.	388,655	8,713,645
DPL Inc.	745,856	17,281,484
Great Plains Energy Inc.	868,704	13,508,347
Hawaiian Electric Industries Inc.	588,861	11,223,691
IDACORP Inc.	303,374	7,930,196
MDU Resources Group Inc.	1,183,105	22,443,502
NSTAR	686,918	22,056,937
NV Energy Inc.	1,507,640	16,267,436
OGE Energy Corp.	617,695	17,493,122
PNM Resources Inc.	557,534	5,971,189
Westar Energy Inc.	699,046	13,121,093

		180,346,055
ELECTRICAL COMPONENTS & EQUIPMENT—1.28%
AMETEK Inc.	690,855	23,889,766
Energizer Holdings Inc.(a)	445,581	23,277,151
Hubbell Inc. Class B	362,764	11,630,214

		58,797,131
ELECTRONICS—2.90%
Arrow Electronics Inc.(a)	769,164	16,337,043
Avnet Inc.(a)	971,502	20,430,687
Gentex Corp.	885,742	10,274,607
Itron Inc.(a)	256,924	14,148,805
Mettler-Toledo International Inc.(a)	216,559	16,707,527
National Instruments Corp.	360,108	8,124,036
Thomas & Betts Corp.(a)	339,801	9,806,657
Trimble Navigation Ltd.(a)	768,798	15,091,505
Varian Inc.(a)	185,505	7,314,462
Vishay Intertechnology Inc.(a)	1,200,433	8,150,940
Woodward Governor Co.	353,583	7,000,943

		133,387,212
ENGINEERING & CONSTRUCTION—1.93%
AECOM Technology Corp.(a)	589,655	18,868,960
Dycom Industries Inc.(a)	251,611	2,785,334
Granite Construction Inc.(b)	214,040	7,123,251
KBR Inc.	1,032,061	19,031,205
Shaw Group Inc. (The)(a)	537,457	14,731,696
URS Corp.(a)	535,043	26,495,329

		89,035,775
ENTERTAINMENT—0.78%
DreamWorks Animation SKG Inc. Class A(a)	479,587	13,231,805
International Speedway Corp. Class A	178,775	4,578,428
Macrovision Solutions Corp.(a)	526,993	11,493,717
Scientific Games Corp. Class A(a)	416,492	6,568,079

		35,872,029
ENVIRONMENTAL CONTROL—0.54%
Clean Harbors Inc.(a)	127,611	6,889,718
Mine Safety Appliances Co.	192,070	4,628,887
Waste Connections Inc.(a)	515,044	13,344,790

		24,863,395
FOOD—1.45%
Corn Products International Inc.	479,755	12,852,636
Flowers Foods Inc.	505,174	11,033,000

Ralcorp Holdings Inc.(a)	363,822	22,164,036
Ruddick Corp.	252,949	5,926,595
Smithfield Foods Inc.(a)(b)	764,441	10,679,241
Tootsie Roll Industries Inc.(b)	170,873	3,877,108

		66,532,616
FOREST PRODUCTS & PAPER—0.78%
Louisiana-Pacific Corp.(a)	589,034	2,014,496
Potlatch Corp.	255,805	6,213,503
Rayonier Inc.	508,054	18,467,763
Temple-Inland Inc.	685,282	8,990,900

		35,686,662
GAS—1.94%
AGL Resources Inc.	496,373	15,784,661
Energen Corp.	461,178	18,401,002
Southern Union Co.	797,908	14,673,528
UGI Corp.	696,354	17,750,063
Vectren Corp.	521,330	12,214,762
WGL Holdings Inc.	322,585	10,329,172

		89,153,188
HAND & MACHINE TOOLS—0.41%
Kennametal Inc.	470,870	9,031,287
Lincoln Electric Holdings Inc.	273,523	9,857,769

		18,889,056
HEALTH CARE - PRODUCTS—4.68%
Beckman Coulter Inc.	405,984	23,197,926
Edwards Lifesciences Corp.(a)	360,177	24,502,841
Gen-Probe Inc.(a)	334,959	14,396,538
Henry Schein Inc.(a)	579,902	27,806,301
Hill-Rom Holdings Inc.(b)	402,783	6,533,140
Hologic Inc.(a)	1,649,887	23,477,892
IDEXX Laboratories Inc.(a)(b)	379,563	17,535,811
Immucor Inc.(a)	453,371	6,238,385
Kinetic Concepts Inc.(a)(b)	355,193	9,679,009
Masimo Corp.(a)	310,859	7,494,810
ResMed Inc.(a)	484,679	19,740,976
Steris Corp.	376,115	9,809,079
TECHNE Corp.	239,554	15,285,941
Thoratec Corp.(a)	363,281	9,728,665

		215,427,314
HEALTH CARE - SERVICES—2.26%
Community Health Systems Inc.(a)	594,844	15,019,811
Covance Inc.(a)	411,103	20,226,268
Health Management Associates Inc. Class A(a)	1,586,901	7,839,291
Health Net Inc.(a)	668,151	10,389,748
Kindred Healthcare Inc.(a)	192,698	2,383,674
LifePoint Hospitals Inc.(a)	349,701	9,179,651
Lincare Holdings Inc.(a)	442,557	10,408,941
Psychiatric Solutions Inc.(a)	361,853	8,228,537
Universal Health Services Inc. Class B	315,825	15,428,051
WellCare Health Plans Inc.(a)	271,822	5,025,989

		104,129,961
HOME BUILDERS—1.06%
M.D.C. Holdings Inc.	237,873	7,162,356
NVR Inc.(a)(b)	37,208	18,692,927

Ryland Group Inc.	276,737	4,638,112
Thor Industries Inc.(b)	228,491	4,197,380
Toll Brothers Inc.(a)(b)	840,761	14,267,714

		48,958,489
HOUSEHOLD PRODUCTS & WARES—1.22%
American Greetings Corp. Class A	254,621	2,973,973
Blyth Inc.	38,708	1,269,236
Church & Dwight Co. Inc.	451,598	24,526,287
Fossil Inc.(a)	287,283	6,917,775
Scotts Miracle-Gro Co. (The) Class A	283,090	9,922,305
Tupperware Brands Corp.	402,862	10,482,469

		56,092,045
INSURANCE—4.61%
American Financial Group Inc.	483,986	10,444,418
Arthur J. Gallagher & Co.	644,536	13,754,398
Brown & Brown Inc.	746,541	14,878,562
Everest Re Group Ltd.	395,654	28,316,957
Fidelity National Financial Inc. Class A	1,510,240	20,433,547
First American Corp.	599,646	15,536,828
Hanover Insurance Group Inc. (The)	328,920	12,535,141
HCC Insurance Holdings Inc.	721,654	17,326,913
Horace Mann Educators Corp.	253,302	2,525,421
Mercury General Corp.	229,094	7,658,612
Old Republic International Corp.	1,547,300	15,240,905
Protective Life Corp.	495,358	5,666,896
Reinsurance Group of America Inc.	463,817	16,191,851
StanCorp Financial Group Inc.	315,417	9,046,160
Unitrin Inc.	317,706	3,818,826
W.R. Berkley Corp.	884,875	18,998,266

		212,373,701
INTERNET—2.06%
Avocent Corp.(a)	285,319	3,983,053
Digital River Inc.(a)	245,631	8,921,318
Equinix Inc.(a)	242,836	17,663,891
F5 Networks Inc.(a)	505,245	17,476,425
Netflix Inc.(a)(b)	263,548	10,895,074
Priceline.com Inc.(a)(b)	267,880	29,882,014
ValueClick Inc.(a)	559,749	5,888,559

		94,710,334
INVESTMENT COMPANIES—0.12%
Apollo Investment Corp.	915,539	5,493,234

		5,493,234
IRON & STEEL—1.30%
Carpenter Technology Corp.	283,553	5,900,738
Cliffs Natural Resources Inc.	842,357	20,612,476
Reliance Steel & Aluminum Co.	410,401	15,755,294
Steel Dynamics Inc.	1,203,214	17,723,342

		59,991,850
LEISURE TIME—0.36%
Callaway Golf Co.	415,738	2,107,792
Life Time Fitness Inc.(a)(b)	228,180	4,565,882
WMS Industries Inc.(a)	314,503	9,909,990

		16,583,664

LODGING—0.07%
Boyd Gaming Corp.(a)(b)	360,556	3,064,726

		3,064,726
MACHINERY—2.42%
AGCO Corp.(a)(b)	594,508	17,282,348
Bucyrus International Inc.	483,324	13,803,733
Graco Inc.	385,357	8,485,561
IDEX Corp.	519,074	12,753,648
Joy Global Inc.	657,334	23,479,970
Nordson Corp.	216,144	8,356,127
Terex Corp.(a)	692,673	8,360,563
Wabtec Corp.	307,298	9,885,777
Zebra Technologies Corp. Class A(a)	382,198	9,042,805

		111,450,532
MANUFACTURING—3.49%
AptarGroup Inc.	435,706	14,713,792
Brink’s Co. (The)	260,522	7,562,954
Carlisle Companies Inc.	394,090	9,473,924
Crane Co.	304,643	6,796,585
Donaldson Co. Inc.	496,380	17,194,603
Federal Signal Corp.	313,978	2,401,932
Harsco Corp.	516,469	14,616,073
Lancaster Colony Corp.	127,860	5,634,790
Matthews International Corp. Class A	195,887	6,096,003
Pentair Inc.	632,146	16,195,581
Roper Industries Inc.	582,288	26,383,469
SPX Corp.	315,190	15,434,854
Teleflex Inc.	255,711	11,463,524
Trinity Industries Inc.	505,789	6,888,846

		160,856,930
MEDIA—0.27%
John Wiley & Sons Inc. Class A	273,527	9,094,773
Scholastic Corp.	164,410	3,253,674

		12,348,447
METAL FABRICATE & HARDWARE—0.74%
Commercial Metals Co.	723,806	11,602,610
Timken Co. (The)	548,035	9,360,438
Valmont Industries Inc.	112,972	8,143,022
Worthington Industries Inc.	386,263	4,940,304

		34,046,374
OFFICE FURNISHINGS—0.23%
Herman Miller Inc.	346,257	5,311,582
HNI Corp.(b)	288,933	5,218,130

		10,529,712
OIL & GAS—4.24%
Bill Barrett Corp.(a)(b)	239,835	6,585,869
Cimarex Energy Co.	535,777	15,183,920
Comstock Resources Inc.(a)	298,903	9,878,744
Encore Acquisition Co.(a)	339,518	10,474,130
Forest Oil Corp.(a)	716,590	10,691,523
Frontier Oil Corp.	674,116	8,837,661
Helmerich & Payne Inc.(b)	678,146	20,934,367
Mariner Energy Inc.(a)	645,658	7,586,482
Newfield Exploration Co.(a)	852,844	27,862,413

Patterson-UTI Energy Inc.	986,624	12,687,985
Plains Exploration & Production Co.(a)	783,987	21,449,884
Pride International Inc.(a)	1,116,266	27,973,626
Quicksilver Resources Inc.(a)(b)	728,787	6,770,431
Unit Corp.(a)	305,875	8,432,974

		195,350,009
OIL & GAS SERVICES—1.13%
Exterran Holdings Inc.(a)(b)	401,889	6,446,300
Helix Energy Solutions Group Inc.(a)(b)	633,148	6,882,319
Oceaneering International Inc.(a)	351,917	15,906,648
Superior Energy Services Inc.(a)	502,826	8,683,805
Tidewater Inc.	332,553	14,256,547

		52,175,619
PACKAGING & CONTAINERS—0.78%
Greif Inc. Class A	220,275	9,740,561
Packaging Corp. of America	659,274	10,680,239
Sonoco Products Co.	641,897	15,373,433

		35,794,233
PHARMACEUTICALS—2.69%
Endo Pharmaceuticals Holdings Inc.(a)	753,600	13,504,512
Medicis Pharmaceutical Corp. Class A	365,741	5,968,893
NBTY Inc.(a)	354,223	9,960,751
Omnicare Inc.	670,371	17,268,757
OSI Pharmaceuticals Inc.(a)(b)	372,889	10,526,656
Perrigo Co.	499,442	13,874,499
Sepracor Inc.(a)	703,148	12,178,523
United Therapeutics Corp.(a)	149,743	12,478,084
Valeant Pharmaceuticals International(a)(b)	528,673	13,597,470
VCA Antech Inc.(a)(b)	544,889	14,548,536

		123,906,681
PIPELINES—0.83%
National Fuel Gas Co.	511,437	18,452,647
ONEOK Inc.	677,253	19,972,191

		38,424,838
REAL ESTATE—0.19%
Jones Lang LaSalle Inc.	265,444	8,687,982

		8,687,982
REAL ESTATE INVESTMENT TRUSTS—5.39%
Alexandria Real Estate Equities Inc.	253,328	9,066,609
AMB Property Corp.	940,444	17,689,752
BRE Properties Inc. Class A	329,745	7,834,741
Camden Property Trust	412,399	11,382,212
Corporate Office Properties Trust	369,105	10,825,850
Cousins Properties Inc.(b)	163,298	1,388,033
Duke Realty Corp.	1,439,857	12,627,546
Equity One Inc.(b)	239,102	3,170,493
Essex Property Trust Inc.(b)	176,621	10,991,125
Federal Realty Investment Trust(b)	380,145	19,585,070
Highwoods Properties Inc.	451,411	10,098,064
Hospitality Properties Trust	717,406	8,529,957
Liberty Property Trust	673,257	15,511,841
Macerich Co. (The)(b)	509,165	8,966,396
Mack-Cali Realty Corp.	503,269	11,474,533
Nationwide Health Properties Inc.	654,270	16,840,910

Omega Healthcare Investors Inc.	524,618	8,142,071
Realty Income Corp.(b)	671,017	14,708,693
Regency Centers Corp.	514,679	17,967,444
SL Green Realty Corp.(b)	494,179	11,336,466
UDR Inc.	968,044	9,999,895
Weingarten Realty Investors	684,863	9,937,362

		248,075,063
RETAIL—7.51%
Advance Auto Parts Inc.	610,951	25,348,357
Aeropostale Inc.(a)	430,978	14,769,616
American Eagle Outfitters Inc.	1,327,362	18,808,720
AnnTaylor Stores Corp.(a)	377,366	3,011,381
Barnes & Noble Inc.(b)	237,571	4,901,090
BJ’s Wholesale Club Inc.(a)(b)	357,063	11,508,140
Bob Evans Farms Inc.	197,599	5,678,995
Brinker International Inc.	656,974	11,188,267
CarMax Inc.(a)(b)	1,417,443	20,836,412
Cheesecake Factory Inc. (The)(a)(b)	386,715	6,690,170
Chico’s FAS Inc.(a)(b)	1,140,465	11,096,724
Chipotle Mexican Grill Inc. Class A(a)(b)	204,854	16,388,320
Coldwater Creek Inc.(a)	307,925	1,866,026
Collective Brands Inc.(a)	412,511	6,010,285
Copart Inc.(a)(b)	411,244	14,257,829
Dick’s Sporting Goods Inc.(a)(b)	549,738	9,455,494
Dollar Tree Inc.(a)	578,131	24,339,315
Foot Locker Inc.	996,847	10,436,988
J. Crew Group Inc.(a)(b)	333,999	9,024,653
MSC Industrial Direct Co. Inc. Class A	288,610	10,239,883
99 Cents Only Stores(a)	301,821	4,098,729
Panera Bread Co. Class A(a)(b)	200,173	9,980,626
PetSmart Inc.	810,629	17,396,098
Regis Corp.	282,413	4,916,810
Ross Stores Inc.	815,119	31,463,593
Saks Inc.(a)(b)	929,775	4,118,903
Under Armour Inc. Class A(a)(b)	236,196	5,286,066
Urban Outfitters Inc.(a)(b)	735,459	15,349,029
Wendy’s/Arby’s Group Inc. Class A	2,688,976	10,755,904
Williams-Sonoma Inc.	557,745	6,620,433

		345,842,856
SAVINGS & LOANS—1.18%
Astoria Financial Corp.	524,980	4,504,328
First Niagara Financial Group Inc.	963,422	11,002,279
New York Community Bancorp Inc.(b)	2,220,093	23,732,794
NewAlliance Bancshares Inc.	687,172	7,902,478
Washington Federal Inc.	566,605	7,365,865

		54,507,744
SEMICONDUCTORS—2.06%
Atmel Corp.(a)	2,900,215	10,817,802
Cree Inc.(a)(b)	572,044	16,812,373
Fairchild Semiconductor International Inc.(a)	797,137	5,571,988
Integrated Device Technology Inc.(a)	1,063,914	6,426,041
International Rectifier Corp.(a)	461,882	6,840,472
Intersil Corp. Class A	786,348	9,884,394
Lam Research Corp.(a)(b)	812,904	21,135,504
Semtech Corp.(a)	392,779	6,249,114
Silicon Laboratories Inc.(a)(b)	287,487	10,907,257

		94,644,945

SOFTWARE—3.50%
ACI Worldwide Inc.(a)	225,696	3,150,716
Acxiom Corp.	440,716	3,891,522
Advent Software Inc.(a)	100,743	3,303,363
ANSYS Inc.(a)	563,700	17,564,892
Broadridge Financial Solutions Inc.	902,306	14,960,233
Cerner Corp.(a)(b)	435,102	27,102,504
Fair Isaac Corp.	314,536	4,862,727
Global Payments Inc.	517,054	19,368,843
ManTech International Corp. Class A(a)	135,179	5,818,104
Metavante Technologies Inc.(a)	579,264	14,979,767
Parametric Technology Corp.(a)	745,574	8,715,760
SEI Investments Co.	859,500	15,505,380
Sybase Inc.(a)	534,834	16,761,698
Wind River Systems Inc.(a)	437,088	5,009,028

		160,994,537
TELECOMMUNICATIONS—2.16%
ADC Telecommunications Inc.(a)	621,998	4,951,104
ADTRAN Inc.	353,145	7,582,023
Cincinnati Bell Inc.(a)	1,383,720	3,929,765
CommScope Inc.(a)	525,620	13,802,781
NeuStar Inc. Class A(a)	465,012	10,304,666
Plantronics Inc.	314,708	5,951,128
Polycom Inc.(a)	539,323	10,932,077
RF Micro Devices Inc.(a)	1,710,804	6,432,623
Syniverse Holdings Inc.(a)	334,897	5,368,399
Telephone and Data Systems Inc.	646,821	18,305,034
3Com Corp.(a)	2,492,588	11,740,088

		99,299,688
TEXTILES—0.28%
Mohawk Industries Inc.(a)(b)	361,048	12,882,193

		12,882,193
TOYS, GAMES & HOBBIES—0.24%
Marvel Entertainment Inc.(a)(b)	312,941	11,137,570

		11,137,570
TRANSPORTATION—1.40%
Alexander & Baldwin Inc.	264,027	6,188,793
Con-way Inc.	297,912	10,519,273
J.B. Hunt Transport Services Inc.	527,184	16,094,928
Kansas City Southern Industries Inc.(a)(b)	589,211	9,492,189
Landstar System Inc.	330,241	11,858,954
Overseas Shipholding Group Inc.	153,905	5,238,926
Werner Enterprises Inc.	276,495	5,010,089

		64,403,152
TRUCKING & LEASING—0.17%
GATX Corp.	303,732	7,811,987

		7,811,987
WATER—0.34%
Aqua America Inc.	872,519	15,618,090

		15,618,090

TOTAL COMMON STOCKS
(Cost: $5,864,454,450)		4,598,967,857

Security	Shares	Value

SHORT-TERM INVESTMENTS—10.54%

MONEY MARKET FUNDS—10.54%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40%(c)(d)(e)	409,936,172	409,936,172
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32%(c)(d)(e)	71,506,734	71,506,734
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%(c)(d)	3,620,209	3,620,209

		485,063,115
TOTAL SHORT-TERM INVESTMENTS

(Cost: $485,063,115)		485,063,115

TOTAL INVESTMENTS IN SECURITIES—110.46%
(Cost: $6,349,517,565)		5,084,030,972
Other Assets, Less Liabilities—(10.46)%		(481,624,443)

NET ASSETS—100.00%		$4,602,406,529

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

June 30, 2009

Security	Shares	Value

COMMON STOCKS—99.95%

ADVERTISING—0.32%
Lamar Advertising Co. Class A(a)(b)	333,432	$5,091,507

		5,091,507
AEROSPACE & DEFENSE—0.74%
Alliant Techsystems Inc.(a)(b)	143,634	11,829,696

		11,829,696
AIRLINES—0.18%
Alaska Air Group Inc.(a)	159,470	2,911,922

		2,911,922
APPAREL—1.16%
Guess? Inc.	257,926	6,649,332
Hanesbrands Inc.(a)	174,329	2,616,678
Timberland Co. Class A(a)	199,306	2,644,791
Warnaco Group Inc. (The)(a)	200,617	6,499,991

		18,410,792
AUTO PARTS & EQUIPMENT—0.52%
BorgWarner Inc.	239,955	8,194,463

		8,194,463
BANKS—2.08%
Bank of Hawaii Corp.	113,139	4,053,770
Cathay General Bancorp(b)	129,422	1,230,803
Commerce Bancshares Inc.	139,686	4,446,205
Cullen/Frost Bankers Inc.	117,196	5,405,079
International Bancshares Corp.	124,678	1,285,430
SVB Financial Group(a)(b)	144,513	3,933,644
Synovus Financial Corp.	664,770	1,987,662
TCF Financial Corp.	227,271	3,038,613
Trustmark Corp.	47,420	916,154
Valley National Bancorp(b)	261,005	3,053,759
Westamerica Bancorporation(b)	76,750	3,807,567

		33,158,686
BEVERAGES—0.62%
Hansen Natural Corp.(a)	317,457	9,784,025

		9,784,025
BIOTECHNOLOGY—0.97%
Bio-Rad Laboratories Inc. Class A(a)	42,822	3,232,205
Charles River Laboratories International Inc.(a)	112,967	3,812,636
Vertex Pharmaceuticals Inc.(a)	235,139	8,380,354

		15,425,195
BUILDING MATERIALS—0.52%
Martin Marietta Materials Inc.	105,328	8,308,273

		8,308,273

CHEMICALS—2.44%
Airgas Inc.	196,786	7,975,737
Albemarle Corp.	252,424	6,454,482
FMC Corp.	318,386	15,059,658
Minerals Technologies Inc.	32,060	1,154,801
Olin Corp.	218,576	2,598,869
Terra Industries Inc.	227,756	5,516,250

		38,759,797
COAL—0.38%
Arch Coal Inc.	316,370	4,862,607
Patriot Coal Corp.(a)(b)	179,710	1,146,550

		6,009,157
COMMERCIAL SERVICES—7.93%
Aaron’s Inc.	157,533	4,697,634
Alliance Data Systems Corp.(a)(b)	254,444	10,480,548
Career Education Corp.(a)(b)	323,564	8,053,508
Corinthian Colleges Inc.(a)(b)	224,954	3,808,471
Corporate Executive Board Co. (The)	149,373	3,100,983
Corrections Corp. of America(a)	196,833	3,344,193
FTI Consulting Inc.(a)	224,903	11,407,080
Gartner Inc.(a)	260,444	3,974,375
Hewitt Associates Inc. Class A(a)	127,991	3,811,572
ITT Educational Services Inc.(a)(b)	136,005	13,690,263
Korn/Ferry International(a)	196,044	2,085,908
Lender Processing Services Inc.	246,849	6,854,997
MPS Group Inc.(a)	147,320	1,125,525
Navigant Consulting Inc.(a)	211,256	2,729,428
Pharmaceutical Product Development Inc.	516,567	11,994,686
Rollins Inc.	179,474	3,106,695
SAIC Inc.(a)	348,376	6,462,375
Sotheby’s	293,531	4,141,722
Strayer Education Inc.	61,396	13,391,082
United Rentals Inc.(a)	145,085	941,602
Watson Wyatt Worldwide Inc. Class A	186,794	7,010,379

		126,213,026
COMPUTERS—3.27%
DST Systems Inc.(a)	178,618	6,599,935
FactSet Research Systems Inc.	182,986	9,125,512
Jack Henry & Associates Inc.	216,637	4,495,218
Mentor Graphics Corp.(a)	124,029	678,439
MICROS Systems Inc.(a)	352,256	8,919,122
NCR Corp.(a)	347,498	4,110,901
Palm Inc.(a)(b)	229,543	3,803,527
SRA International Inc. Class A(a)	112,800	1,980,768
Synopsys Inc.(a)	631,406	12,318,731

		52,032,153
COSMETICS & PERSONAL CARE—0.23%
Alberto-Culver Co.	142,171	3,615,409

		3,615,409
DISTRIBUTION & WHOLESALE—0.39%
LKQ Corp.(a)	374,724	6,164,210

		6,164,210
DIVERSIFIED FINANCIAL SERVICES—2.75%
Affiliated Managers Group Inc.(a)	180,810	10,521,334
AmeriCredit Corp.(a)(b)	232,837	3,154,941
Eaton Vance Corp.	512,151	13,700,039

Jefferies Group Inc.(a)(b)	310,630	6,625,738
Raymond James Financial Inc.(b)	202,785	3,489,930
Waddell & Reed Financial Inc. Class A	237,556	6,264,352

		43,756,334
ELECTRIC—0.42%
MDU Resources Group Inc.	354,650	6,727,710

		6,727,710
ELECTRICAL COMPONENTS & EQUIPMENT—2.02%
AMETEK Inc.	470,612	16,273,763
Energizer Holdings Inc.(a)	303,529	15,856,355

		32,130,118
ELECTRONICS—2.57%
Itron Inc.(a)	87,510	4,819,176
Mettler-Toledo International Inc.(a)	147,507	11,380,165
National Instruments Corp.	125,091	2,822,053
Thomas & Betts Corp.(a)	231,412	6,678,550
Trimble Navigation Ltd.(a)	523,648	10,279,210
Varian Inc.(a)	56,860	2,241,990
Woodward Governor Co.	132,445	2,622,411

		40,843,555
ENGINEERING & CONSTRUCTION—0.55%
AECOM Technology Corp.(a)	160,689	5,142,048
Dycom Industries Inc.(a)	79,686	882,124
Granite Construction Inc.	80,176	2,668,257

		8,692,429
ENTERTAINMENT—1.09%
DreamWorks Animation SKG Inc. Class A(a)	326,644	9,012,108
International Speedway Corp. Class A	61,217	1,567,767
Macrovision Solutions Corp.(a)	215,375	4,697,329
Scientific Games Corp. Class A(a)	133,328	2,102,583

		17,379,787
ENVIRONMENTAL CONTROL—0.73%
Clean Harbors Inc.(a)	86,888	4,691,083
Mine Safety Appliances Co.	70,623	1,702,014
Waste Connections Inc.(a)	203,484	5,272,270

		11,665,367
FOOD—0.79%
Flowers Foods Inc.	158,298	3,457,228
Ralcorp Holdings Inc.(a)	131,362	8,002,573
Tootsie Roll Industries Inc.	51,553	1,169,738

		12,629,539
FOREST PRODUCTS & PAPER—0.15%
Potlatch Corp.	97,555	2,369,611

		2,369,611
GAS—1.09%
Energen Corp.	207,343	8,272,986
UGI Corp.	222,964	5,683,352
WGL Holdings Inc.	105,475	3,377,309

		17,333,647
HAND & MACHINE TOOLS—0.42%
Lincoln Electric Holdings Inc.	186,274	6,713,315

		6,713,315

HEALTH CARE - PRODUCTS—6.85%
Beckman Coulter Inc.	124,464	7,111,873
Edwards Lifesciences Corp.(a)	144,768	9,848,567
Gen-Probe Inc.(a)	228,146	9,805,715
Henry Schein Inc.(a)	233,087	11,176,522
Hologic Inc.(a)	1,123,901	15,993,111
IDEXX Laboratories Inc.(a)(b)	258,540	11,944,548
Immucor Inc.(a)	308,661	4,247,175
Kinetic Concepts Inc.(a)(b)	241,891	6,591,530
Masimo Corp.(a)	19,033	458,886
ResMed Inc.(a)	330,152	13,447,091
Steris Corp.	115,293	3,006,841
TECHNE Corp.	163,167	10,411,686
Thoratec Corp.(a)	185,562	4,969,350

		109,012,895
HEALTH CARE - SERVICES—2.26%
Community Health Systems Inc.(a)	182,355	4,604,464
Covance Inc.(a)	168,032	8,267,174
Health Management Associates Inc. Class A(a)	659,268	3,256,784
LifePoint Hospitals Inc.(a)(b)	150,051	3,938,839
Lincare Holdings Inc.(a)	301,386	7,088,599
Psychiatric Solutions Inc.(a)	145,405	3,306,510
Universal Health Services Inc. Class B	111,876	5,465,143

		35,927,513
HOME BUILDERS—1.87%
M.D.C. Holdings Inc.	81,008	2,439,151
NVR Inc.(a)(b)	25,345	12,733,075
Ryland Group Inc.	123,263	2,065,888
Thor Industries Inc.(b)	155,509	2,856,700
Toll Brothers Inc.(a)	568,898	9,654,199

		29,749,013
HOUSEHOLD PRODUCTS & WARES—1.78%
Church & Dwight Co. Inc.	307,632	16,707,494
Fossil Inc.(a)	195,603	4,710,120
Scotts Miracle-Gro Co. (The) Class A	84,851	2,974,028
Tupperware Brands Corp.	148,181	3,855,670

		28,247,312
INSURANCE—3.40%
Brown & Brown Inc.	508,483	10,134,066
Hanover Insurance Group Inc. (The)	224,020	8,537,402
HCC Insurance Holdings Inc.	491,556	11,802,260
Mercury General Corp.	73,341	2,451,790
Reinsurance Group of America Inc.(b)	150,103	5,240,096
StanCorp Financial Group Inc.	103,128	2,957,711
W.R. Berkley Corp.	602,749	12,941,021

		54,064,346
INTERNET—3.40%
Avocent Corp.(a)	93,257	1,301,868
Digital River Inc.(a)	167,271	6,075,283
Equinix Inc.(a)	41,363	3,008,745
F5 Networks Inc.(a)	344,150	11,904,148
Netflix Inc.(a)(b)	179,487	7,419,993
Priceline.com Inc.(a)(b)	182,488	20,356,536
ValueClick Inc.(a)	381,095	4,009,119

		54,075,692

IRON & STEEL—2.47%
Carpenter Technology Corp.	113,924	2,370,758
Cliffs Natural Resources Inc.	573,799	14,040,862
Reliance Steel & Aluminum Co.	279,538	10,731,464
Steel Dynamics Inc.	819,581	12,072,428

		39,215,512
LEISURE TIME—0.50%
Life Time Fitness Inc.(a)	62,382	1,248,264
WMS Industries Inc.(a)	214,180	6,748,812

		7,997,076
MACHINERY—3.48%
AGCO Corp.(a)(b)	149,864	4,356,546
Bucyrus International Inc.	329,195	9,401,809
Graco Inc.	262,409	5,778,246
IDEX Corp.	159,124	3,909,677
Joy Global Inc.	447,778	15,994,630
Nordson Corp.	78,026	3,016,485
Terex Corp.(a)	471,683	5,693,214
Wabtec Corp.	121,399	3,905,406
Zebra Technologies Corp. Class A(a)	140,575	3,326,004

		55,382,017
MANUFACTURING—3.07%
AptarGroup Inc.	151,373	5,111,866
Carlisle Companies Inc.	104,704	2,517,084
Donaldson Co. Inc.	338,109	11,712,096
Harsco Corp.	151,294	4,281,620
Matthews International Corp. Class A	84,035	2,615,169
Roper Industries Inc.	396,663	17,972,801
Trinity Industries Inc.	344,384	4,690,510

		48,901,146
MEDIA—0.39%
John Wiley & Sons Inc. Class A	186,268	6,193,411

		6,193,411
METAL FABRICATE & HARDWARE—0.48%
Commercial Metals Co.	290,884	4,662,870
Valmont Industries Inc.	40,795	2,940,504

		7,603,374
OFFICE FURNISHINGS—0.23%
Herman Miller Inc.	235,711	3,615,807

		3,615,807
OIL & GAS—5.92%
Bill Barrett Corp.(a)	44,128	1,211,755
Cimarex Energy Co.	222,629	6,309,306
Comstock Resources Inc.(a)	203,556	6,727,526
Encore Acquisition Co.(a)	231,222	7,133,199
Frontier Oil Corp.	459,056	6,018,224
Helmerich & Payne Inc.(b)	461,943	14,260,180
Mariner Energy Inc.(a)	246,253	2,893,473
Newfield Exploration Co.(a)	371,840	12,148,013
Patterson-UTI Energy Inc.	671,973	8,641,573
Plains Exploration & Production Co.(a)	336,466	9,205,710
Pride International Inc.(a)	372,638	9,338,308
Quicksilver Resources Inc.(a)(b)	496,218	4,609,865
Unit Corp.(a)	208,290	5,742,555

		94,239,687

OIL & GAS SERVICES—1.63%
Helix Energy Solutions Group Inc.(a)	431,092	4,685,970
Oceaneering International Inc.(a)	239,704	10,834,621
Superior Energy Services Inc.(a)	342,410	5,913,421
Tidewater Inc.	104,212	4,467,568

		25,901,580
PHARMACEUTICALS—3.65%
Endo Pharmaceuticals Holdings Inc.(a)	513,281	9,197,995
Medicis Pharmaceutical Corp. Class A	94,675	1,545,096
NBTY Inc.(a)	142,347	4,002,798
Omnicare Inc.	242,037	6,234,873
OSI Pharmaceuticals Inc.(a)	157,469	4,445,350
Perrigo Co.	115,694	3,213,979
Sepracor Inc.(a)	478,891	8,294,392
United Therapeutics Corp.(a)	101,987	8,498,577
Valeant Pharmaceuticals International(a)(b)	104,464	2,686,814
VCA Antech Inc.(a)(b)	371,133	9,909,251

		58,029,125
REAL ESTATE—0.37%
Jones Lang LaSalle Inc.	180,759	5,916,242

		5,916,242
REAL ESTATE INVESTMENT TRUSTS—0.43%
AMB Property Corp.	288,307	5,423,055
Corporate Office Properties Trust	50,333	1,476,267

		6,899,322
RETAIL—10.13%
Advance Auto Parts Inc.	416,186	17,267,557
Aeropostale Inc.(a)	293,547	10,059,856
American Eagle Outfitters Inc.	596,778	8,456,344
BJ’s Wholesale Club Inc.(a)	114,320	3,684,534
Cheesecake Factory Inc. (The)(a)	152,745	2,642,488
Chico’s FAS Inc.(a)(b)	776,703	7,557,320
Chipotle Mexican Grill Inc. Class A(a)(b)	139,534	11,162,720
Coldwater Creek Inc.(a)	104,501	633,276
Copart Inc.(a)(b)	280,104	9,711,206
Dick’s Sporting Goods Inc.(a)(b)	374,373	6,439,216
Dollar Tree Inc.(a)	393,826	16,580,075
J. Crew Group Inc.(a)	227,445	6,145,564
MSC Industrial Direct Co. Inc. Class A	196,550	6,973,594
99 Cents Only Stores(a)	84,281	1,144,536
Panera Bread Co. Class A(a)(b)	136,321	6,796,965
PetSmart Inc.	347,887	7,465,655
Ross Stores Inc.	555,287	21,434,078
Under Armour Inc. Class A(a)(b)	160,787	3,598,413
Urban Outfitters Inc.(a)(b)	500,942	10,454,660
Wendy’s/Arby’s Group Inc. Class A	714,430	2,857,720

		161,065,777
SAVINGS & LOANS—0.09%
NewAlliance Bancshares Inc.	122,401	1,407,611

		1,407,611
SEMICONDUCTORS—2.48%
Atmel Corp.(a)	612,573	2,284,897
Cree Inc.(a)(b)	389,645	11,451,667
International Rectifier Corp.(a)	122,708	1,817,305
Lam Research Corp.(a)	553,734	14,397,084
Semtech Corp.(a)	125,734	2,000,428
Silicon Laboratories Inc.(a)(b)	195,791	7,428,311

		39,379,692

SOFTWARE—5.82%
ACI Worldwide Inc.(a)	153,544	2,143,474
Acxiom Corp.	130,628	1,153,445
Advent Software Inc.(a)	26,771	877,821
ANSYS Inc.(a)	383,966	11,964,381
Broadridge Financial Solutions Inc.	393,363	6,521,959
Cerner Corp.(a)(b)	296,400	18,462,756
Fair Isaac Corp.	130,637	2,019,648
Global Payments Inc.	352,203	13,193,524
ManTech International Corp. Class A(a)	49,711	2,139,561
Metavante Technologies Inc.(a)	394,550	10,203,063
Parametric Technology Corp.(a)	507,717	5,935,212
SEI Investments Co.	585,428	10,561,121
Sybase Inc.(a)	174,889	5,481,021
Wind River Systems Inc.(a)	171,569	1,966,181

		92,623,167
TELECOMMUNICATIONS—2.05%
ADC Telecommunications Inc.(a)	258,340	2,056,386
ADTRAN Inc.	132,285	2,840,159
CommScope Inc.(a)	358,002	9,401,132
NeuStar Inc. Class A(a)	316,686	7,017,762
Plantronics Inc.	214,252	4,051,505
Polycom Inc.(a)	213,066	4,318,848
Syniverse Holdings Inc.(a)	64,112	1,027,715
3Com Corp.(a)	407,662	1,920,088

		32,633,595
TOYS, GAMES & HOBBIES—0.48%
Marvel Entertainment Inc.(a)(b)	213,128	7,585,226

		7,585,226
TRANSPORTATION—2.11%
Con-way Inc.	202,887	7,163,940
J.B. Hunt Transport Services Inc.	359,084	10,962,835
Kansas City Southern Industries Inc.(a)	232,765	3,749,844
Landstar System Inc.	224,916	8,076,734
Overseas Shipholding Group Inc.	61,831	2,104,727
Werner Enterprises Inc.	86,620	1,569,554

		33,627,634
WATER—0.28%
Aqua America Inc.	249,653	4,468,789

		4,468,789

TOTAL COMMON STOCKS
(Cost: $1,943,704,815)		1,589,912,284

Security	Shares	Value

SHORT-TERM INVESTMENTS—10.33%

MONEY MARKET FUNDS—10.33%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40%(c)(d)(e)	139,002,684	139,002,684
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32%(c)(d)(e)	24,246,769	24,246,769

Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%(c)(d)	1,063,190	1,063,190

		164,312,643

TOTAL SHORT-TERM INVESTMENTS
(Cost: $164,312,643)		164,312,643

TOTAL INVESTMENTS IN SECURITIES—110.28%
(Cost: $2,108,017,458)		1,754,224,927
Other Assets, Less Liabilities—(10.28)%		(163,536,969)

NET ASSETS—100.00%		$1,590,687,958

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

June 30, 2009

Security	Shares	Value

COMMON STOCKS—99.80%

ADVERTISING—0.10%
Harte-Hanks Inc.	145,421	$1,345,144

		1,345,144
AEROSPACE & DEFENSE—0.41%
BE Aerospace Inc.(a)	386,091	5,544,267

		5,544,267
AGRICULTURE—0.23%
Universal Corp.	95,196	3,151,940

		3,151,940
AIRLINES—0.46%
AirTran Holdings Inc.(a)	459,597	2,844,905
JetBlue Airways Corp.(a)(b)	775,336	3,310,685

		6,155,590
APPAREL—0.65%
Hanesbrands Inc.(a)	210,231	3,155,567
Phillips-Van Heusen Corp.	196,788	5,645,848

		8,801,415
AUTO MANUFACTURERS—0.31%
Oshkosh Corp.	283,460	4,121,508

		4,121,508
AUTO PARTS & EQUIPMENT—0.60%
BorgWarner Inc.	235,856	8,054,482

		8,054,482
BANKS—4.52%
Associated Banc-Corp.	486,773	6,084,662
BancorpSouth Inc.	276,007	5,666,424
Bank of Hawaii Corp.	83,751	3,000,798
Cathay General Bancorp(b)	77,522	737,234
City National Corp.	163,235	6,011,945
Commerce Bancshares Inc.	131,699	4,191,979
Cullen/Frost Bankers Inc.	124,458	5,740,003
FirstMerit Corp.	312,018	5,298,066
Fulton Financial Corp.	668,285	3,481,765
International Bancshares Corp.	85,146	877,855
PacWest Bancorp	93,824	1,234,724
Synovus Financial Corp.	496,639	1,484,951
TCF Financial Corp.	231,709	3,097,949
Trustmark Corp.	144,864	2,798,772
Valley National Bancorp(b)	313,088	3,663,130
Webster Financial Corp.	202,105	1,626,945
Westamerica Bancorporation(b)	44,672	2,216,178
Wilmington Trust Corp.	264,759	3,616,608

		60,829,988

BEVERAGES—0.43%
PepsiAmericas Inc.	213,250	5,717,232

		5,717,232
BIOTECHNOLOGY—1.91%
Affymetrix Inc.(a)	268,925	1,594,725
Bio-Rad Laboratories Inc. Class A(a)	35,974	2,715,318
Charles River Laboratories International Inc.(a)	153,511	5,180,996
Vertex Pharmaceuticals Inc.(a)	455,411	16,230,848

		25,721,887
BUILDING MATERIALS—0.89%
Lennox International Inc.	179,843	5,774,759
Martin Marietta Materials Inc.	77,965	6,149,879

		11,924,638
CHEMICALS—4.58%
Airgas Inc.	139,908	5,670,471
Albemarle Corp.	128,838	3,294,388
Ashland Inc.	254,835	7,148,122
Cabot Corp.	249,543	3,139,251
Cytec Industries Inc.	179,720	3,346,386
Lubrizol Corp.	257,273	12,171,586
Minerals Technologies Inc.	43,640	1,571,913
Olin Corp.	107,414	1,277,152
RPM International Inc.	490,652	6,888,754
Sensient Technologies Corp.	185,418	4,184,884
Terra Industries Inc.	178,412	4,321,139
Valspar Corp. (The)	382,774	8,623,898

		61,637,944
COAL—0.37%
Arch Coal Inc.	274,714	4,222,354
Patriot Coal Corp.(a)(b)	124,402	793,685

		5,016,039
COMMERCIAL SERVICES—4.42%
Aaron’s Inc.	67,189	2,003,576
Brinks Home Security Holdings Inc.(a)	155,094	4,390,711
Corinthian Colleges Inc.(a)	136,368	2,308,710
Corrections Corp. of America(a)	267,453	4,544,026
Deluxe Corp.	194,473	2,491,199
Hewitt Associates Inc. Class A(a)	206,504	6,149,689
Kelly Services Inc. Class A	104,684	1,146,290
Lender Processing Services Inc.	105,594	2,932,345
Manpower Inc.	298,786	12,650,599
MPS Group Inc.(a)	226,431	1,729,933
Rent-A-Center Inc.(a)	251,383	4,482,159
SAIC Inc.(a)	474,779	8,807,150
Service Corp. International	955,415	5,235,674
United Rentals Inc.(a)(b)	103,311	670,488

		59,542,549
COMPUTERS—2.05%
Cadence Design Systems Inc.(a)	1,003,216	5,918,974
Diebold Inc.	253,143	6,672,849
Imation Corp.	114,949	874,762
Jack Henry & Associates Inc.	130,838	2,714,888
Mentor Graphics Corp.(a)	252,209	1,379,583
NCR Corp.(a)	303,077	3,585,401
Palm Inc.(a)(b)	325,196	5,388,498
SRA International Inc. Class A(a)	62,437	1,096,394

		27,631,349

COSMETICS & PERSONAL CARE—0.38%
Alberto-Culver Co.	201,528	5,124,857

		5,124,857
DISTRIBUTION & WHOLESALE—2.04%
Ingram Micro Inc. Class A(a)	617,651	10,808,893
LKQ Corp.(a)	208,207	3,425,005
Owens & Minor Inc.	158,954	6,965,364
Tech Data Corp.(a)	191,938	6,278,292

		27,477,554
DIVERSIFIED FINANCIAL SERVICES—1.13%
AmeriCredit Corp.(a)(b)	303,547	4,113,062
Jefferies Group Inc.(a)(b)	211,980	4,521,533
Raymond James Financial Inc.(b)	199,182	3,427,922
Waddell & Reed Financial Inc. Class A	121,899	3,214,477

		15,276,994
ELECTRIC—7.51%
Alliant Energy Corp.	422,125	11,030,126
Black Hills Corp.	147,736	3,396,451
Cleco Corp.	229,968	5,155,883
DPL Inc.	442,510	10,252,957
Great Plains Energy Inc.	515,709	8,019,275
Hawaiian Electric Industries Inc.	348,475	6,641,934
IDACORP Inc.	179,886	4,702,220
MDU Resources Group Inc.	393,501	7,464,714
NSTAR	407,371	13,080,683
NV Energy Inc.	894,602	9,652,756
OGE Energy Corp.	366,472	10,378,487
PNM Resources Inc.	329,836	3,532,544
Westar Energy Inc.	415,035	7,790,207

		101,098,237
ELECTRICAL COMPONENTS & EQUIPMENT—0.51%
Hubbell Inc. Class B	215,440	6,907,006

		6,907,006
ELECTRONICS—3.23%
Arrow Electronics Inc.(a)	456,398	9,693,894
Avnet Inc.(a)	576,175	12,116,960
Gentex Corp.	524,145	6,080,082
Itron Inc.(a)	75,969	4,183,613
National Instruments Corp.	105,040	2,369,702
Varian Inc.(a)	60,775	2,396,358
Vishay Intertechnology Inc.(a)	709,914	4,820,316
Woodward Governor Co.	94,177	1,864,705

		43,525,630
ENGINEERING & CONSTRUCTION—3.36%
AECOM Technology Corp.(a)	209,901	6,716,832
Dycom Industries Inc.(a)	80,140	887,150
Granite Construction Inc.(b)	57,181	1,902,984
KBR Inc.	612,184	11,288,673
Shaw Group Inc. (The)(a)	318,987	8,743,434
URS Corp.(a)	317,208	15,708,140

		45,247,213
ENTERTAINMENT—0.46%
International Speedway Corp. Class A	52,886	1,354,410
Macrovision Solutions Corp.(a)	124,571	2,716,894
Scientific Games Corp. Class A(a)	130,550	2,058,774

		6,130,078

ENVIRONMENTAL CONTROL—0.34%
Mine Safety Appliances Co.	52,212	1,258,309
Waste Connections Inc.(a)	128,042	3,317,568

		4,575,877
FOOD—2.11%
Corn Products International Inc.	284,836	7,630,756
Flowers Foods Inc.	161,257	3,521,853
Ralcorp Holdings Inc.(a)	101,223	6,166,505
Ruddick Corp.	149,586	3,504,800
Smithfield Foods Inc.(a)(b)	452,373	6,319,651
Tootsie Roll Industries Inc.(b)	56,425	1,280,283

		28,423,848
FOREST PRODUCTS & PAPER—1.42%
Louisiana-Pacific Corp.(a)	347,300	1,187,766
Potlatch Corp.	66,579	1,617,204
Rayonier Inc.	301,387	10,955,417
Temple-Inland Inc.	406,938	5,339,027

		19,099,414
GAS—2.81%
AGL Resources Inc.	294,561	9,367,040
Energen Corp.	93,081	3,713,932
Southern Union Co.	473,583	8,709,191
UGI Corp.	218,466	5,568,698
Vectren Corp.	309,584	7,253,553
WGL Holdings Inc.	99,778	3,194,892

		37,807,306
HAND & MACHINE TOOLS—0.40%
Kennametal Inc.	278,623	5,343,989

		5,343,989
HEALTH CARE - PRODUCTS—2.44%
Beckman Coulter Inc.	132,615	7,577,621
Edwards Lifesciences Corp.(a)	87,421	5,947,251
Henry Schein Inc.(a)	141,278	6,774,280
Hill-Rom Holdings Inc.(b)	238,291	3,865,080
Masimo Corp.(a)	167,302	4,033,651
Steris Corp.	122,689	3,199,729
Thoratec Corp.(a)	53,502	1,432,784

		32,830,396
HEALTH CARE - SERVICES—2.26%
Community Health Systems Inc.(a)	193,625	4,889,031
Covance Inc.(a)	97,572	4,800,542
Health Management Associates Inc. Class A(a)	368,814	1,821,941
Health Net Inc.(a)	395,383	6,148,206
Kindred Healthcare Inc.(a)	115,189	1,424,888
LifePoint Hospitals Inc.(a)	76,946	2,019,833
Psychiatric Solutions Inc.(a)	88,555	2,013,741
Universal Health Services Inc. Class B	89,736	4,383,604
WellCare Health Plans Inc.(a)	161,671	2,989,297

		30,491,083
HOME BUILDERS—0.23%
M.D.C. Holdings Inc.	70,596	2,125,646
Ryland Group Inc.	54,125	907,135

		3,032,781
HOUSEHOLD PRODUCTS & WARES—0.65%
American Greetings Corp. Class A	151,115	1,765,023
Blyth Inc.	23,046	755,678
Scotts Miracle-Gro Co. (The) Class A	94,166	3,300,518

Tupperware Brands Corp.	110,031	2,863,007

		8,684,226
INSURANCE—5.88%
American Financial Group Inc.	286,393	6,180,361
Arthur J. Gallagher & Co.	382,609	8,164,876
Everest Re Group Ltd.	234,552	16,786,887
Fidelity National Financial Inc. Class A	895,715	12,119,024
First American Corp.	355,865	9,220,462
Horace Mann Educators Corp.	149,000	1,485,530
Mercury General Corp.	72,026	2,407,829
Old Republic International Corp.	918,303	9,045,285
Protective Life Corp.	322,248	3,686,517
Reinsurance Group of America Inc.(b)	144,056	5,028,995
StanCorp Financial Group Inc.	97,307	2,790,765
Unitrin Inc.	187,386	2,252,380

		79,168,911
INTERNET—0.68%
Avocent Corp.(a)	88,383	1,233,827
Equinix Inc.(a)	108,028	7,857,957

		9,091,784
INVESTMENT COMPANIES—0.24%
Apollo Investment Corp.	541,000	3,246,000

		3,246,000
IRON & STEEL—0.11%
Carpenter Technology Corp.	68,667	1,428,960

		1,428,960
LEISURE TIME—0.21%
Callaway Golf Co.	247,191	1,253,258
Life Time Fitness Inc.(a)	81,350	1,627,814

		2,881,072
LODGING—0.13%
Boyd Gaming Corp.(a)(b)	212,745	1,808,333

		1,808,333
MACHINERY—1.33%
AGCO Corp.(a)	222,305	6,462,406
IDEX Corp.	169,395	4,162,035
Nordson Corp.	60,556	2,341,095
Wabtec Corp.	76,598	2,464,158
Zebra Technologies Corp. Class A(a)	104,698	2,477,155

		17,906,849
MANUFACTURING—3.92%
AptarGroup Inc.	126,376	4,267,718
Brink’s Co. (The)	154,141	4,474,713
Carlisle Companies Inc.	142,115	3,416,445
Crane Co.	180,235	4,021,043
Federal Signal Corp.	186,316	1,425,317
Harsco Corp.	174,250	4,931,275
Lancaster Colony Corp.	75,936	3,346,500
Matthews International Corp. Class A	43,101	1,341,303
Pentair Inc.	375,105	9,610,190
SPX Corp.	187,055	9,160,083
Teleflex Inc.	151,880	6,808,780

		52,803,367
MEDIA—0.14%
Scholastic Corp.	97,712	1,933,720

		1,933,720

METAL FABRICATE & HARDWARE—1.01%
Commercial Metals Co.	176,716	2,832,757
Timken Co. (The)	324,301	5,539,061
Valmont Industries Inc.	31,495	2,270,160
Worthington Industries Inc.	228,312	2,920,110

		13,562,088
OFFICE FURNISHINGS—0.23%
HNI Corp.(b)	170,688	3,082,625

		3,082,625
OIL & GAS—2.51%
Bill Barrett Corp.(a)	103,717	2,848,069
Cimarex Energy Co.	123,694	3,505,488
Forest Oil Corp.(a)	424,042	6,326,707
Mariner Energy Inc.(a)	168,623	1,981,320
Newfield Exploration Co.(a)	181,760	5,938,099
Plains Exploration & Production Co.(a)	171,687	4,697,356
Pride International Inc.(a)	337,988	8,469,979

		33,767,018
OIL & GAS SERVICES—0.62%
Exterran Holdings Inc.(a)(b)	238,895	3,831,876
Tidewater Inc.	106,753	4,576,501

		8,408,377
PACKAGING & CONTAINERS—1.58%
Greif Inc. Class A	130,347	5,763,944
Packaging Corp. of America	391,361	6,340,048
Sonoco Products Co.	380,933	9,123,345

		21,227,337
PHARMACEUTICALS—1.70%
Medicis Pharmaceutical Corp. Class A	134,656	2,197,586
NBTY Inc.(a)	86,226	2,424,675
Omnicare Inc.	187,130	4,820,469
OSI Pharmaceuticals Inc.(a)	83,999	2,371,292
Perrigo Co.	195,103	5,419,961
Valeant Pharmaceuticals International(a)(b)	222,164	5,714,058

		22,948,041
PIPELINES—1.69%
National Fuel Gas Co.	303,396	10,946,528
ONEOK Inc.	401,712	11,846,487

		22,793,015
REAL ESTATE INVESTMENT TRUSTS—10.53%
Alexandria Real Estate Equities Inc.(b)	150,524	5,387,254
AMB Property Corp.	306,172	5,759,095
BRE Properties Inc. Class A	195,104	4,635,671
Camden Property Trust	244,952	6,760,675
Corporate Office Properties Trust	174,750	5,125,418
Cousins Properties Inc.(b)	141,592	1,203,532
Duke Realty Corp.	855,001	7,498,359
Equity One Inc.(b)	141,987	1,882,748
Essex Property Trust Inc.(b)	104,518	6,504,155
Federal Realty Investment Trust(b)	225,483	11,616,884
Highwoods Properties Inc.	269,684	6,032,831
Hospitality Properties Trust	426,271	5,068,362
Liberty Property Trust	401,865	9,258,970
Macerich Co. (The)(b)	309,322	5,447,160
Mack-Cali Realty Corp.	298,932	6,815,650

Nationwide Health Properties Inc.	390,549	10,052,731
Omega Healthcare Investors Inc.	313,755	4,869,478
Realty Income Corp.(b)	398,279	8,730,276
Regency Centers Corp.	305,342	10,659,489
SL Green Realty Corp.(b)	293,533	6,733,647
UDR Inc.	572,821	5,917,241
Weingarten Realty Investors	405,271	5,880,482

		141,840,108
RETAIL—4.82%
American Eagle Outfitters Inc.	268,360	3,802,661
AnnTaylor Stores Corp.(a)	224,056	1,787,967
Barnes & Noble Inc.(b)	140,177	2,891,852
BJ’s Wholesale Club Inc.(a)	112,540	3,627,164
Bob Evans Farms Inc.	117,410	3,374,363
Brinker International Inc.	390,219	6,645,430
CarMax Inc.(a)(b)	840,677	12,357,952
Cheesecake Factory Inc. (The)(a)	96,215	1,664,520
Coldwater Creek Inc.(a)	90,797	550,230
Collective Brands Inc.(a)	244,756	3,566,095
Foot Locker Inc.	589,895	6,176,201
99 Cents Only Stores(a)(b)	105,985	1,439,276
PetSmart Inc.	177,359	3,806,124
Regis Corp.	167,941	2,923,853
Saks Inc.(a)(b)	552,389	2,447,083
Wendy’s/Arby’s Group Inc. Class A	970,810	3,883,240
Williams-Sonoma Inc.	329,806	3,914,797

		64,858,808
SAVINGS & LOANS—2.31%
Astoria Financial Corp.	311,867	2,675,819
First Niagara Financial Group Inc.	570,125	6,510,828
New York Community Bancorp Inc.	1,316,407	14,072,391
NewAlliance Bancshares Inc.	300,901	3,460,362
Washington Federal Inc.	335,236	4,358,068

		31,077,468
SEMICONDUCTORS—1.62%
Atmel Corp.(a)	1,188,404	4,432,747
Fairchild Semiconductor International Inc.(a)	471,531	3,296,002
Integrated Device Technology Inc.(a)	629,407	3,801,618
International Rectifier Corp.(a)	167,724	2,483,992
Intersil Corp. Class A	465,322	5,849,098
Semtech Corp.(a)	122,713	1,952,364

		21,815,821
SOFTWARE—1.10%
Acxiom Corp.	145,759	1,287,052
Advent Software Inc.(a)	36,784	1,206,147
Broadridge Financial Solutions Inc.	192,027	3,183,808
Fair Isaac Corp.	72,096	1,114,604
ManTech International Corp. Class A(a)	36,860	1,586,454
Sybase Inc.(a)	164,624	5,159,316
Wind River Systems Inc.(a)	110,247	1,263,431

		14,800,812
TELECOMMUNICATIONS—2.26%
ADC Telecommunications Inc.(a)(b)	143,442	1,141,798
ADTRAN Inc.	94,328	2,025,222
Cincinnati Bell Inc.(a)	820,289	2,329,621
Polycom Inc.(a)	134,270	2,721,653
RF Micro Devices Inc.(a)	1,013,394	3,810,361
Syniverse Holdings Inc.(a)	143,383	2,298,429
Telephone and Data Systems Inc.	383,700	10,858,710

3Com Corp.(a)	1,125,597	5,301,562

		30,487,356
TEXTILES—0.57%
Mohawk Industries Inc.(a)	214,354	7,648,151

		7,648,151
TRANSPORTATION—0.66%
Alexander & Baldwin Inc.	156,845	3,676,447
Kansas City Southern Industries Inc.(a)(b)	146,273	2,356,458
Overseas Shipholding Group Inc.	37,459	1,275,104
Werner Enterprises Inc.	88,153	1,597,332

		8,905,341
TRUCKING & LEASING—0.34%
GATX Corp.	179,676	4,621,267

		4,621,267
WATER—0.40%
Aqua America Inc.	299,544	5,361,838

		5,361,838

TOTAL COMMON STOCKS
(Cost: $1,840,653,176)		1,343,746,928

Security	Shares	Value

SHORT-TERM INVESTMENTS—6.13%

MONEY MARKET FUNDS—6.13%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40%(c)(d)(e)	69,298,218	69,298,218
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32%(c)(d)(e)	12,087,953	12,087,953
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%(c)(d)	1,171,129	1,171,129

		82,557,300

TOTAL SHORT-TERM INVESTMENTS
(Cost: $82,557,300)		82,557,300

TOTAL INVESTMENTS IN SECURITIES—105.93%
(Cost: $1,923,210,476)		1,426,304,228
Other Assets, Less Liabilities—(5.93)%		(79,846,852)

NET ASSETS—100.00%		$1,346,457,376

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 INDEX FUND

June 30, 2009

Security	Shares	Value

COMMON STOCKS—99.83%

ADVERTISING—0.14%
inVentiv Health Inc.(a)	406,919	$5,505,614

		5,505,614
AEROSPACE & DEFENSE—2.35%
AAR Corp.(a)(b)	470,207	7,546,822
AeroVironment Inc.(a)	192,077	5,927,496
Curtiss-Wright Corp.	549,439	16,334,821
Esterline Technologies Corp.(a)	361,040	9,773,353
GenCorp Inc.(a)	601,951	1,149,726
Kaman Corp.	312,151	5,212,922
Moog Inc. Class A(a)(b)	517,257	13,350,403
Orbital Sciences Corp.(a)	685,444	10,398,185
Teledyne Technologies Inc.(a)	437,719	14,335,297
Triumph Group Inc.	202,513	8,100,520

		92,129,545
AGRICULTURE—0.27%
Alliance One International Inc.(a)	1,080,602	4,106,288
Andersons Inc. (The)	221,069	6,618,806

		10,725,094
AIRLINES—0.18%
SkyWest Inc.	676,238	6,897,628

		6,897,628
APPAREL—2.46%
Carter’s Inc.(a)	688,755	16,950,261
Crocs Inc.(a)(b)	1,018,226	3,461,968
Deckers Outdoor Corp.(a)	159,507	11,208,557
Gymboree Corp.(a)(b)	354,198	12,566,945
Iconix Brand Group Inc.(a)	841,644	12,944,485
K-Swiss Inc. Class A	326,258	2,773,193
Liz Claiborne Inc.(b)	1,155,330	3,327,350
Maidenform Brands Inc.(a)	233,462	2,677,809
Oxford Industries Inc.	166,780	1,942,987
Perry Ellis International Inc.(a)	128,124	932,743
Quiksilver Inc.(a)	1,545,850	2,859,822
SKECHERS U.S.A. Inc. Class A(a)	404,537	3,952,326
True Religion Apparel Inc.(a)(b)	230,698	5,144,565
Volcom Inc.(a)(b)	193,333	2,416,662
Wolverine World Wide Inc.	597,758	13,186,541

		96,346,214
AUTO MANUFACTURERS—0.01%
Wabash National Corp.	369,100	258,370

		258,370

AUTO PARTS & EQUIPMENT—0.34%
ATC Technology Corp.(a)	241,144	3,496,588
Spartan Motors Inc.	394,876	4,473,945
Standard Motor Products Inc.	146,702	1,213,226
Superior Industries International Inc.	281,893	3,974,691

		13,158,450
BANKS—5.98%
Bank Mutual Corp.	570,484	4,974,620
Bank of the Ozarks Inc.	152,184	3,291,740
Boston Private Financial Holdings Inc.	776,937	3,480,678
Cascade Bancorp(b)	336,755	474,825
Central Pacific Financial Corp.	352,258	1,320,967
Columbia Banking System Inc.	221,937	2,270,416
Community Bank System Inc.	397,414	5,786,348
East West Bancorp Inc.	776,983	5,042,620
First BanCorp (Puerto Rico)	920,969	3,637,828
First Commonwealth Financial Corp.	910,544	5,772,849
First Financial Bancorp	512,522	3,854,165
First Financial Bankshares Inc.	252,914	12,736,749
First Midwest Bancorp Inc.	592,170	4,328,763
Frontier Financial Corp.(b)	567,822	687,065
Glacier Bancorp Inc.	748,122	11,049,762
Hancock Holding Co.	289,898	9,418,786
Hanmi Financial Corp.	457,123	799,965
Home Bancshares Inc.	161,698	3,078,730
Independent Bank Corp. (Massachusetts)	254,011	5,004,017
Independent Bank Corp. (Michigan)	241,671	319,006
Nara Bancorp Inc.	273,738	1,417,963
National Penn Bancshares Inc.	1,006,081	4,638,033
NBT Bancorp Inc.	415,811	9,027,257
Old National Bancorp	806,885	7,923,611
Pinnacle Financial Partners Inc.(a)	386,291	5,145,396
PrivateBancorp Inc.(b)	451,330	10,037,579
Prosperity Bancshares Inc.	498,540	14,871,448
S&T Bancorp Inc.	286,579	3,484,801
Signature Bank(a)	484,956	13,152,007
Simmons First National Corp. Class A	151,729	4,054,199
South Financial Group Inc. (The)(b)	1,942,825	2,311,962
Sterling Bancorp	220,445	1,840,716
Sterling Bancshares Inc.	990,331	6,268,795
Sterling Financial Corp.(b)	636,324	1,851,703
Susquehanna Bancshares Inc.	1,049,763	5,133,341
Tompkins Financial Corp.	81,528	3,909,268
TrustCo Bank Corp. NY	924,099	5,461,425
UCBH Holdings Inc.(b)	1,461,078	1,840,958
UMB Financial Corp.	356,218	13,539,846
Umpqua Holdings Corp.(b)	732,446	5,683,781
United Bancshares Inc.(b)	458,686	8,962,724
United Community Banks Inc.(a)(b)	504,957	3,024,692
Whitney Holding Corp.	818,112	7,493,906
Wilshire Bancorp Inc.	234,716	1,349,617
Wintrust Financial Corp.	291,474	4,686,902

		234,441,829
BEVERAGES—0.68%
Boston Beer Co. Inc. Class A(a)	123,397	3,651,317
Green Mountain Coffee Roasters Inc.(a)(b)	328,676	19,431,325
Peet’s Coffee & Tea Inc.(a)	138,289	3,484,883

		26,567,525
BIOTECHNOLOGY—1.15%
ArQule Inc.(a)	346,063	2,124,827
Cambrex Corp.(a)	353,591	1,456,795

CryoLife Inc.(a)	343,339	1,902,098
Enzo Biochem Inc.(a)	396,577	1,756,836
Integra LifeSciences Holdings Corp.(a)	245,387	6,505,209
Martek Biosciences Corp.	403,774	8,539,820
Regeneron Pharmaceuticals Inc.(a)	768,908	13,778,831
Savient Pharmaceuticals Inc.(a)(b)	643,578	8,919,991

		44,984,407
BUILDING MATERIALS—1.36%
Apogee Enterprises Inc.	339,895	4,180,708
Drew Industries Inc.(a)	235,855	2,870,355
Eagle Materials Inc.(b)	530,149	13,380,961
NCI Building Systems Inc.(a)(b)	237,601	627,267
Quanex Building Products Corp.	458,362	5,142,822
Simpson Manufacturing Co. Inc.(b)	458,402	9,910,651
Texas Industries Inc.(b)	336,246	10,544,675
Universal Forest Products Inc.	205,063	6,785,535

		53,442,974
CHEMICALS—1.66%
A. Schulman Inc.	316,109	4,776,407
American Vanguard Corp.	247,002	2,791,123
Arch Chemicals Inc.	304,247	7,481,434
Balchem Corp.	222,593	5,457,980
H.B. Fuller Co.	590,274	11,079,443
NewMarket Corp.	149,626	10,074,319
OM Group Inc.(a)	371,353	10,776,664
Penford Corp.	135,035	781,853
PolyOne Corp.(a)	1,125,780	3,050,864
Quaker Chemical Corp.	132,719	1,763,836
Stepan Co.	87,865	3,880,118
Zep Inc.	261,310	3,148,786

		65,062,827
COMMERCIAL SERVICES—5.65%
ABM Industries Inc.	542,706	9,806,697
Administaff Inc.	269,459	6,270,311
American Public Education Inc.(a)	196,369	7,778,176
AMN Healthcare Services Inc.(a)	398,080	2,539,750
Arbitron Inc.	322,218	5,120,044
Bankrate Inc.(a)(b)	168,852	4,261,824
Bowne & Co. Inc.	336,305	2,189,346
Capella Education Co.(a)	172,568	10,345,452
CDI Corp.	157,681	1,758,143
Chemed Corp.	274,101	10,821,507
Coinstar Inc.(a)	366,775	9,792,892
Consolidated Graphics Inc.(a)	135,976	2,368,702
CorVel Corp.(a)	93,307	2,124,600
Cross Country Healthcare Inc.(a)	375,160	2,577,349
Forrester Research Inc.(a)(b)	183,086	4,494,761
GEO Group Inc. (The)(a)	621,735	11,551,836
Healthcare Services Group Inc.	526,475	9,413,373
HealthSpring Inc.(a)	594,464	6,455,879
Heartland Payment Systems Inc.(b)	295,181	2,824,882
Heidrick & Struggles International Inc.	205,873	3,757,182
Hillenbrand Inc.	751,682	12,507,988
HMS Holdings Corp.(a)	314,405	12,802,572
Kendle International Inc.(a)	162,242	1,985,842
Landauer Inc.	113,506	6,962,458
Live Nation Inc.(a)	1,017,977	4,947,368
MAXIMUS Inc.	212,585	8,769,131
Midas Inc.(a)	171,366	1,795,916
On Assignment Inc.(a)	436,784	1,707,825

PAREXEL International Corp.(a)	698,980	10,051,332
Pre-Paid Legal Services Inc.(a)(b)	86,931	3,789,322
Rewards Network Inc.(a)	326,331	1,233,531
Spherion Corp.(a)	631,411	2,601,413
StarTek Inc.(a)	139,842	1,121,533
TeleTech Holdings Inc.(a)	434,144	6,577,282
Ticketmaster Entertainment Inc.(a)	488,013	3,133,043
TrueBlue Inc.(a)	530,895	4,459,518
Universal Technical Institute Inc.(a)	247,375	3,693,309
Viad Corp.	249,558	4,297,389
Volt Information Sciences Inc.(a)	145,285	910,937
Wright Express Corp.(a)	469,702	11,963,310

		221,563,725
COMPUTERS—1.79%
Agilysys Inc.	272,712	1,276,292
CACI International Inc. Class A(a)	363,994	15,546,184
CIBER Inc.(a)	746,028	2,312,687
Hutchinson Technology Inc.(a)(b)	284,581	554,933
Integral Systems Inc.(a)	210,279	1,749,521
Manhattan Associates Inc.(a)	280,298	5,107,030
Mercury Computer Systems Inc.(a)	274,205	2,536,396
MTS Systems Corp.	203,444	4,201,119
Radiant Systems Inc.(a)	339,284	2,816,057
RadiSys Corp.(a)	283,477	2,554,128
Stratasys Inc.(a)(b)	244,971	2,692,231
Sykes Enterprises Inc.(a)	405,604	7,337,376
Synaptics Inc.(a)(b)	416,770	16,108,161
Tyler Technologies Inc.(a)(b)	347,872	5,433,761

		70,225,876
COSMETICS & PERSONAL CARE—0.41%
Chattem Inc.(a)	236,134	16,080,725

		16,080,725
DISTRIBUTION & WHOLESALE—1.37%
Brightpoint Inc.(a)	626,236	3,926,500
MWI Veterinary Supply Inc.(a)	147,530	5,142,896
Pool Corp.(b)	587,583	9,730,374
ScanSource Inc.(a)	322,649	7,911,353
United Stationers Inc.(a)	288,044	10,046,975
Watsco Inc.	346,874	16,972,545

		53,730,643
DIVERSIFIED FINANCIAL SERVICES—2.32%
Financial Federal Corp.	314,644	6,465,934
Greenhill & Co. Inc.(b)	224,166	16,187,027
Investment Technology Group Inc.(a)	527,134	10,748,262
LaBranche & Co. Inc.(a)	583,528	2,509,170
National Financial Partners Corp.(b)	499,524	3,656,516
optionsXpress Holdings Inc.	499,039	7,750,076
Piper Jaffray Companies(a)	197,602	8,629,279
Portfolio Recovery Associates Inc.(a)(b)	186,457	7,221,480
Stifel Financial Corp.(a)	332,648	15,997,042
SWS Group Inc.	334,131	4,667,810
TradeStation Group Inc.(a)	380,210	3,216,577
World Acceptance Corp.(a)(b)	196,434	3,911,001

		90,960,174
ELECTRIC—1.54%
ALLETE Inc.	338,183	9,722,761
Avista Corp.	664,458	11,833,997
Central Vermont Public Service Corp.	141,317	2,557,838

CH Energy Group Inc.	191,784	8,956,313
El Paso Electric Co.(a)	545,871	7,620,359
UIL Holdings Corp.	363,319	8,156,512
UniSource Energy Corp.	433,071	11,493,704

		60,341,484
ELECTRICAL COMPONENTS & EQUIPMENT—0.70%
Advanced Energy Industries Inc.(a)	397,184	3,570,684
Belden Inc.	565,847	9,449,645
C&D Technologies Inc.(a)(b)	325,333	650,666
Greatbatch Inc.(a)(b)	281,946	6,374,799
Littelfuse Inc.(a)	263,937	5,268,183
Magnetek Inc.(a)	382,251	531,329
Vicor Corp.	239,215	1,727,132

		27,572,438
ELECTRONICS—4.18%
American Science and Engineering Inc.	110,575	7,642,944
Analogic Corp.	155,450	5,743,877
Axsys Technologies Inc.(a)	115,614	6,201,535
Badger Meter Inc.	180,019	7,380,779
Bel Fuse Inc. Class B	140,813	2,258,641
Benchmark Electronics Inc.(a)	793,810	11,430,864
Brady Corp. Class A	623,065	15,651,393
Checkpoint Systems Inc.(a)	472,401	7,411,972
CTS Corp.	411,798	2,697,277
Cubic Corp.	188,188	6,735,249
Cymer Inc.(a)(b)	360,722	10,724,265
Daktronics Inc.	416,090	3,203,893
Dionex Corp.(a)	214,942	13,117,910
Electro Scientific Industries Inc.(a)	329,367	3,682,323
FARO Technologies Inc.(a)	203,157	3,155,028
FEI Co.(a)	454,165	10,400,378
II-VI Inc.(a)	294,357	6,525,895
Keithley Instruments Inc.	165,253	661,012
LoJack Corp.(a)	219,851	921,176
Methode Electronics Inc.	458,635	3,219,618
Park Electrochemical Corp.	248,471	5,349,581
Plexus Corp.(a)	479,352	9,807,542
Rogers Corp.(a)	189,746	3,838,562
Sonic Solutions Inc.(a)(b)	319,967	943,903
Technitrol Inc.	497,040	3,215,849
TTM Technologies Inc.(a)	524,572	4,175,593
Watts Water Technologies Inc. Class A	355,911	7,666,323

		163,763,382
ENERGY - ALTERNATE SOURCES—0.04%
Headwaters Inc.(a)(b)	516,203	1,734,442

		1,734,442
ENGINEERING & CONSTRUCTION—0.75%
EMCOR Group Inc.(a)	799,594	16,087,831
Insituform Technologies Inc. Class A(a)	472,026	8,010,281
Stanley Inc.(a)	165,441	5,439,700

		29,537,812
ENTERTAINMENT—0.28%
Pinnacle Entertainment Inc.(a)	730,075	6,782,397
Shuffle Master Inc.(a)	650,796	4,301,762

		11,084,159

ENVIRONMENTAL CONTROL—0.94%
Calgon Carbon Corp.(a)(b)	664,255	9,226,502
Darling International Inc.(a)	999,651	6,597,697
Tetra Tech Inc.(a)	731,658	20,962,002

		36,786,201
FOOD—1.93%
Cal-Maine Foods Inc.(b)	153,117	3,821,800
Diamond Foods Inc.	200,246	5,586,863
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	368,984	1,568,182
Hain Celestial Group Inc.(a)	494,572	7,720,269
J&J Snack Foods Corp.	169,796	6,095,676
Lance Inc.	387,466	8,962,089
Nash-Finch Co.	155,933	4,219,547
Sanderson Farms Inc.	212,360	9,556,200
Spartan Stores Inc.	269,738	3,347,449
TreeHouse Foods Inc.(a)	382,895	11,015,889
United Natural Foods Inc.(a)	521,880	13,699,350

		75,593,314
FOREST PRODUCTS & PAPER—0.98%
Buckeye Technologies Inc.(a)	467,864	2,100,709
Clearwater Paper Corp.(a)	137,659	3,481,396
Deltic Timber Corp.	128,597	4,561,336
Neenah Paper Inc.	177,083	1,560,101
Rock-Tenn Co. Class A	465,924	17,779,660
Schweitzer-Mauduit International Inc.	185,924	5,058,992
Wausau Paper Corp.	594,921	3,997,869

		38,540,063
GAS—2.97%
Atmos Energy Corp.	1,117,821	27,990,237
Laclede Group Inc. (The)	268,846	8,906,868
New Jersey Resources Corp.	510,213	18,898,290
Northwest Natural Gas Co.	322,056	14,273,522
Piedmont Natural Gas Co.	892,767	21,524,612
South Jersey Industries Inc.	362,235	12,638,379
Southwest Gas Corp.	543,470	12,070,469

		116,302,377
HAND & MACHINE TOOLS—0.78%
Baldor Electric Co.	565,640	13,456,576
Regal Beloit Corp.	435,138	17,283,681

		30,740,257
HEALTH CARE - PRODUCTS—4.03%
Abaxis Inc.(a)(b)	266,506	5,474,033
Align Technology Inc.(a)	804,776	8,530,626
American Medical Systems Holdings Inc.(a)	896,849	14,170,214
CONMED Corp.(a)	353,350	5,483,992
Cooper Companies Inc. (The)	548,780	13,571,329
Cyberonics Inc.(a)	282,958	4,705,592
Haemonetics Corp.(a)	311,349	17,746,893
Hanger Orthopedic Group Inc.(a)	378,422	5,142,755
ICU Medical Inc.(a)	158,012	6,502,194
Invacare Corp.	390,628	6,894,584
Kensey Nash Corp.(a)	138,277	3,624,240
LCA-Vision Inc.(a)(b)	227,527	960,164
Meridian Bioscience Inc.	491,736	11,103,399
Merit Medical Systems Inc.(a)	339,713	5,537,322
Natus Medical Inc.(a)	339,993	3,923,519
Osteotech Inc.(a)	214,546	944,002
Palomar Medical Technologies Inc.(a)	219,847	3,222,957
PSS World Medical Inc.(a)	721,611	13,357,020

SurModics Inc.(a)(b)	178,280	4,034,476
Symmetry Medical Inc.(a)	435,646	4,060,221
West Pharmaceutical Services Inc.	398,101	13,873,820
Zoll Medical Corp.(a)	255,923	4,949,551

		157,812,903
HEALTH CARE - SERVICES—3.49%
Air Methods Corp.(a)	130,111	3,559,837
Almost Family Inc.(a)	77,665	2,027,833
Amedisys Inc.(a)	332,578	10,981,726
AMERIGROUP Corp.(a)(b)	642,549	17,252,441
AmSurg Corp.(a)	372,467	7,985,692
Bio-Reference Laboratories Inc.(a)	141,211	4,463,680
Centene Corp.(a)	523,052	10,450,579
Genoptix Inc.(a)	116,644	3,731,442
Gentiva Health Services Inc.(a)	351,106	5,779,205
Healthways Inc.(a)	409,973	5,514,137
IPC The Hospitalist Co. Inc.(a)	103,370	2,758,945
LHC Group Inc.(a)	181,063	4,021,409
Magellan Health Services Inc.(a)	428,946	14,078,008
MedCath Corp.(a)	239,133	2,812,204
MEDNAX Inc.(a)	556,175	23,431,653
Molina Healthcare Inc.(a)(b)	164,635	3,938,069
Odyssey Healthcare Inc.(a)	400,438	4,116,503
RehabCare Group Inc.(a)	223,290	5,343,330
Res-Care Inc.(a)	311,941	4,460,756

		136,707,449
HOME BUILDERS—0.41%
M/I Homes Inc.(a)	222,783	2,181,046
Meritage Homes Corp.(a)	380,327	7,172,967
Skyline Corp.	82,898	1,803,031
Standard-Pacific Corp.(a)	1,130,172	2,294,249
Winnebago Industries Inc.	353,139	2,623,823

		16,075,116
HOME FURNISHINGS—0.43%
Audiovox Corp. Class A(a)	223,605	1,310,325
DTS Inc.(a)	211,480	5,724,764
Ethan Allen Interiors Inc.(b)	352,796	3,654,967
La-Z-Boy Inc.(b)	627,198	2,960,375
Universal Electronics Inc.(a)	165,918	3,346,566

		16,996,997
HOUSEHOLD PRODUCTS & WARES—0.55%
Central Garden & Pet Co. Class A(a)	847,850	8,351,322
Helen of Troy Ltd.(a)	362,848	6,092,218
Russ Berrie and Co. Inc.(a)	206,294	806,610
Standard Register Co. (The)	153,245	499,579
WD-40 Co.	200,749	5,821,721

		21,571,450
HOUSEWARES—0.45%
National Presto Industries Inc.	58,199	4,428,944
Toro Co. (The)	435,188	13,012,121

		17,441,065
INSURANCE—2.97%
American Physicians Capital Inc.	88,437	3,463,193
Amerisafe Inc.(a)	228,559	3,556,378
Delphi Financial Group Inc. Class A	534,465	10,384,655
eHealth Inc.(a)	300,976	5,315,236
Employers Holdings Inc.	567,273	7,686,549

Infinity Property and Casualty Corp.	166,776	6,080,653
Navigators Group Inc. (The)(a)	162,759	7,231,382
Presidential Life Corp.	263,475	1,994,506
ProAssurance Corp.(a)	401,945	18,573,878
RLI Corp.	217,971	9,765,101
Safety Insurance Group Inc.	191,722	5,859,024
Selective Insurance Group Inc.	641,755	8,195,211
Stewart Information Services Corp.	221,839	3,161,206
Tower Group Inc.	427,457	10,592,384
United Fire & Casualty Co.	272,061	4,665,846
Zenith National Insurance Corp.	448,695	9,754,629

		116,279,831
INTERNET—2.24%
Blue Coat Systems Inc.(a)	479,340	7,928,284
Blue Nile Inc.(a)(b)	176,182	7,574,064
comScore Inc.(a)	229,228	3,053,317
CyberSource Corp.(a)	839,880	12,850,164
DealerTrack Holdings Inc.(a)	488,006	8,296,102
eResearch Technology Inc.(a)	509,444	3,163,647
InfoSpace Inc.(a)	426,335	2,826,601
j2 Global Communications Inc.(a)(b)	542,435	12,237,334
Knot Inc. (The)(a)	364,331	2,870,928
NutriSystem Inc.(b)	373,104	5,410,008
PCTEL Inc.(a)	228,774	1,223,941
Perficient Inc.(a)	390,340	2,728,477
Stamps.com Inc.(a)	155,275	1,316,732
United Online Inc.	1,014,229	6,602,631
Websense Inc.(a)	537,890	9,595,958

		87,678,188
IRON & STEEL—0.13%
Gibraltar Industries Inc.	328,951	2,259,893
Olympic Steel Inc.	109,901	2,689,277

		4,949,170
LEISURE TIME—0.62%
Arctic Cat Inc.	143,744	580,726
Brunswick Corp.	1,073,430	4,637,218
Interval Leisure Group Inc.(a)	479,294	4,467,020
Multimedia Games Inc.(a)	281,758	1,397,520
Nautilus Inc.(a)(b)	277,451	313,520
Polaris Industries Inc.(b)	396,289	12,728,803

		24,124,807
LODGING—0.10%
Marcus Corp.	258,134	2,715,570
Monarch Casino & Resort Inc.(a)	138,222	1,009,021

		3,724,591
MACHINERY—1.92%
Albany International Corp. Class A	329,219	3,746,512
Applied Industrial Technologies Inc.	441,504	8,697,629
Astec Industries Inc.(a)	240,806	7,149,530
Briggs & Stratton Corp.	605,208	8,073,475
Cascade Corp.	102,184	1,607,354
Cognex Corp.	481,453	6,802,931
Gardner Denver Inc.(a)	630,816	15,877,639
Gerber Scientific Inc.(a)	290,620	726,550
Intermec Inc.(a)	595,767	7,685,394
Intevac Inc.(a)	266,936	2,325,013
Lindsay Corp.(b)	149,883	4,961,127
Robbins & Myers Inc.	398,724	7,675,437

		75,328,591

MANUFACTURING—2.61%
A.O. Smith Corp.	273,971	8,923,235
Actuant Corp. Class A	804,938	9,820,244
Acuity Brands Inc.	497,110	13,943,935
AZZ Inc.(a)	147,745	5,083,905
Barnes Group Inc.	515,569	6,130,115
Ceradyne Inc.(a)	313,454	5,535,598
CLARCOR Inc.	618,505	18,054,161
EnPro Industries Inc.(a)	242,955	4,375,620
ESCO Technologies Inc.(a)	318,473	14,267,590
Griffon Corp.(a)	592,039	4,925,764
Lydall Inc.(a)(b)	205,688	699,339
Myers Industries Inc.	343,839	2,860,740
Standex International Corp.	150,825	1,749,570
Sturm, Ruger & Co. Inc.(b)	230,793	2,871,065
Tredegar Corp.	234,385	3,122,008

		102,362,889
MEDIA—0.02%
E.W. Scripps Co. (The) Class A	355,446	742,882

		742,882
METAL FABRICATE & HARDWARE—0.78%
A.M. Castle & Co.	202,892	2,450,935
CIRCOR International Inc.	205,881	4,860,850
Kaydon Corp.	403,755	13,146,263
Lawson Products Inc.	50,200	713,342
Mueller Industries Inc.	451,276	9,386,541

		30,557,931
MINING—0.49%
AMCOL International Corp.	275,412	5,943,391
Brush Engineered Materials Inc.(a)	244,999	4,103,733
Century Aluminum Co.(a)(b)	675,769	4,210,041
RTI International Metals Inc.(a)(b)	281,303	4,970,624

		19,227,789
MISCELLANEOUS - MANUFACTURING—0.11%
John Bean Technologies Corp.	334,381	4,186,450

		4,186,450
OFFICE FURNISHINGS—0.11%
Interface Inc. Class A	685,109	4,247,676

		4,247,676
OIL & GAS—1.76%
Atwood Oceanics Inc.(a)	678,447	16,900,115
Holly Corp.	499,157	8,974,843
Penn Virginia Corp.	551,404	9,026,483
Petroleum Development Corp.(a)	181,339	2,845,209
PetroQuest Energy Inc.(a)	629,253	2,321,944
Pioneer Drilling Co.(a)	610,234	2,923,021
St. Mary Land & Exploration Co.	758,031	15,820,107
Stone Energy Corp.(a)(b)	494,913	3,672,254
Swift Energy Co.(a)(b)	378,286	6,298,462

		68,782,438
OIL & GAS SERVICES—2.45%
Basic Energy Services Inc.(a)	276,386	1,887,716
CARBO Ceramics Inc.(b)	234,604	8,023,457
Dril-Quip Inc.(a)	365,139	13,911,796

Gulf Island Fabrication Inc.	174,378	2,760,404
Hornbeck Offshore Services Inc.(a)	281,004	6,010,676
ION Geophysical Corp.(a)(b)	1,094,596	2,813,112
Lufkin Industries Inc.	180,405	7,586,030
Matrix Service Co.(a)	317,424	3,644,028
NATCO Group Inc. Class A(a)	241,977	7,965,883
Oil States International Inc.(a)	602,351	14,582,918
SEACOR Holdings Inc.(a)(b)	245,305	18,456,748
Superior Well Services Inc.(a)	200,870	1,195,176
Tetra Technologies Inc.(a)	913,887	7,274,541

		96,112,485
PHARMACEUTICALS—1.64%
Catalyst Health Solutions Inc.(a)	468,855	11,693,244
Cubist Pharmaceuticals Inc.(a)(b)	700,566	12,841,375
Mannatech Inc.(b)	192,103	633,940
Neogen Corp.(a)	179,309	5,196,375
Noven Pharmaceuticals Inc.(a)	302,553	4,326,508
Par Pharmaceutical Companies Inc.(a)	422,714	6,404,117
PetMed Express Inc.(a)(b)	276,564	4,156,757
PharMerica Corp.(a)	370,161	7,266,260
Salix Pharmaceuticals Ltd.(a)	585,392	5,777,819
Theragenics Corp.(a)	401,908	518,461
ViroPharma Inc.(a)	939,619	5,571,941

		64,386,797
REAL ESTATE—0.13%
Forestar Group Inc.(a)	436,779	5,188,935

		5,188,935
REAL ESTATE INVESTMENT TRUSTS—5.80%
Acadia Realty Trust	481,547	6,284,188
BioMed Realty Trust Inc.	1,174,110	12,011,145
Cedar Shopping Centers Inc.	535,918	2,422,349
Colonial Properties Trust(b)	588,622	4,355,803
DiamondRock Hospitality Co.	1,306,818	8,180,681
EastGroup Properties Inc.	305,245	10,079,190
Entertainment Properties Trust(b)	423,086	8,715,572
Extra Space Storage Inc.	1,050,861	8,774,689
Franklin Street Properties Corp.	719,311	9,530,871
Home Properties Inc.(b)	397,229	13,545,509
Inland Real Estate Corp.	888,129	6,216,903
Kilroy Realty Corp.(b)	524,182	10,766,698
Kite Realty Group Trust	764,212	2,231,499
LaSalle Hotel Properties	767,420	9,469,963
Lexington Realty Trust	1,000,439	3,401,493
LTC Properties Inc.	280,029	5,726,593
Medical Properties Trust Inc.(b)	972,828	5,905,066
Mid-America Apartment Communities Inc.	341,213	12,525,929
National Retail Properties Inc.	967,714	16,789,838
Parkway Properties Inc.	262,327	3,410,251
Pennsylvania Real Estate Investment Trust(b)	486,962	2,434,810
Post Properties Inc.	533,706	7,173,009
PS Business Parks Inc.	181,895	8,810,994
Senior Housing Properties Trust	1,463,407	23,882,802
Sovran Self Storage Inc.	274,139	6,743,819
Tanger Factory Outlet Centers Inc.	445,415	14,444,808
Urstadt Biddle Properties Inc. Class A	258,340	3,637,427

		227,471,899
RETAIL—8.15%
Big 5 Sporting Goods Corp.	260,869	2,885,211
Brown Shoe Co. Inc.	520,021	3,764,952

Buckle Inc. (The)	285,963	9,085,045
Buffalo Wild Wings Inc.(a)(b)	218,635	7,110,010
Cabela’s Inc.(a)(b)	480,589	5,911,245
California Pizza Kitchen Inc.(a)	292,770	3,890,913
Casey’s General Stores Inc.	617,500	15,863,575
Cash America International Inc.	358,882	8,394,250
Cato Corp. (The) Class A	357,485	6,234,538
CEC Entertainment Inc.(a)	279,454	8,238,304
Charlotte Russe Holding Inc.(a)	255,633	3,292,553
Children’s Place Retail Stores Inc. (The)(a)	293,412	7,754,879
Christopher & Banks Corp.	435,046	2,919,159
CKE Restaurants Inc.	664,927	5,638,581
Cracker Barrel Old Country Store Inc.	274,898	7,669,654
DineEquity Inc.(b)	188,311	5,873,420
Dress Barn Inc.(a)(b)	547,684	7,831,881
Finish Line Inc. (The) Class A	665,483	4,937,884
First Cash Financial Services Inc.(a)	313,315	5,489,279
Fred’s Inc. Class A	486,902	6,134,965
Genesco Inc.(a)	233,549	4,383,715
Group 1 Automotive Inc.(b)	292,000	7,597,840
Haverty Furniture Companies Inc.(b)	226,092	2,068,742
Hibbett Sports Inc.(a)(b)	347,321	6,251,778
Hot Topic Inc.(a)	533,656	3,901,025
HSN Inc.(a)	479,405	5,067,311
Insight Enterprises Inc.(a)	558,273	5,392,917
Jack in the Box Inc.(a)	693,483	15,568,693
Jo-Ann Stores Inc.(a)	320,297	6,620,539
Jos. A. Bank Clothiers Inc.(a)(b)	222,255	7,658,907
Landry’s Restaurants Inc.(a)	151,811	1,305,575
Lithia Motors Inc. Class A(b)	206,993	1,912,615
MarineMax Inc.(a)	224,364	771,812
Men’s Wearhouse Inc. (The)	633,013	12,141,189
Movado Group Inc.	220,723	2,326,420
O’Charley’s Inc.	259,588	2,401,189
OfficeMax Inc.	928,081	5,828,349
P.F. Chang’s China Bistro Inc.(a)(b)	288,083	9,235,941
Papa John’s International Inc.(a)	261,047	6,471,355
Pep Boys - Manny, Moe & Jack (The)	521,489	5,287,898
Red Robin Gourmet Burgers Inc.(a)(b)	188,139	3,527,606
Ruby Tuesday Inc.(a)	641,496	4,272,363
Ruth’s Hospitality Group Inc.(a)	244,211	896,254
School Specialty Inc.(a)(b)	194,105	3,922,862
Sonic Automotive Inc.(b)	342,080	3,475,533
Sonic Corp.(a)	737,389	7,396,012
Stage Stores Inc.	461,027	5,117,400
Steak n Shake Co. (The)(a)(b)	349,223	3,052,209
Stein Mart Inc.(a)	309,922	2,745,909
Texas Roadhouse Inc. Class A(a)(b)	620,081	6,765,084
Tractor Supply Co.(a)(b)	383,703	15,854,608
Tuesday Morning Corp.(a)	376,719	1,269,543
Tween Brands Inc.(a)	302,725	2,022,203
World Fuel Services Corp.	358,047	14,762,278
Zale Corp.(a)(b)	388,255	1,335,597
Zumiez Inc.(a)(b)	248,674	1,991,879

		319,521,448
SAVINGS & LOANS—0.25%
Brookline Bancorp Inc.	717,958	6,691,369
Dime Community Bancshares Inc.	322,551	2,938,440

		9,629,809
SEMICONDUCTORS—4.16%
Actel Corp.(a)	316,783	3,399,082

ATMI Inc.(a)	381,409	5,923,282
Brooks Automation Inc.(a)	779,529	3,492,290
Cabot Microelectronics Corp.(a)	284,219	8,040,556
Cohu Inc.	283,799	2,548,515
Cypress Semiconductor Corp.(a)(b)	1,742,890	16,034,588
Diodes Inc.(a)	397,738	6,220,622
DSP Group Inc.(a)	276,272	1,867,599
Exar Corp.(a)	521,432	3,749,096
Hittite Microwave Corp.(a)	228,891	7,953,962
Kopin Corp.(a)	821,799	3,016,002
Kulicke and Soffa Industries Inc.(a)	744,332	2,553,059
Micrel Inc.	556,607	4,074,363
Microsemi Corp.(a)	986,461	13,613,162
MKS Instruments Inc.(a)	598,794	7,898,093
Pericom Semiconductor Corp.(a)	308,540	2,597,907
Rudolph Technologies Inc.(a)	374,999	2,069,994
Skyworks Solutions Inc.(a)	2,034,232	19,894,789
Standard Microsystems Corp.(a)	265,843	5,436,489
Supertex Inc.(a)	156,991	3,942,044
TriQuint Semiconductor Inc.(a)	1,790,332	9,506,663
Ultratech Inc.(a)	287,056	3,533,659
Varian Semiconductor Equipment Associates Inc.(a)	888,649	21,318,690
Veeco Instruments Inc.(a)	390,015	4,520,274

		163,204,780
SOFTWARE—4.46%
Avid Technology Inc.(a)	372,766	4,998,792
Blackbaud Inc.	531,881	8,270,750
CommVault Systems Inc.(a)	505,665	8,383,926
Computer Programs and Systems Inc.	114,256	4,377,147
Concur Technologies Inc.(a)(b)	512,714	15,935,151
CSG Systems International Inc.(a)	427,297	5,657,412
Digi International Inc.(a)	300,046	2,925,448
Ebix Inc.(a)	110,112	3,448,708
Eclipsys Corp.(a)	682,575	12,136,183
Epicor Software Corp.(a)	738,727	3,915,253
EPIQ Systems Inc.(a)	437,664	6,718,142
Informatica Corp.(a)	1,058,647	18,198,142
JDA Software Group Inc.(a)	335,554	5,019,888
Omnicell Inc.(a)	382,812	4,115,229
Phase Forward Inc.(a)	524,012	7,917,821
Phoenix Technologies Ltd.(a)	354,768	961,421
Progress Software Corp.(a)	484,697	10,261,035
Quality Systems Inc.(b)	221,645	12,624,899
Smith Micro Software Inc.(a)	348,532	3,422,584
SPSS Inc.(a)	222,661	7,430,198
SYNNEX Corp.(a)	232,346	5,806,327
Take-Two Interactive Software Inc.	973,409	9,218,183
Taleo Corp. Class A(a)	384,732	7,029,054
THQ Inc.(a)	820,148	5,872,260

		174,643,953
STORAGE & WAREHOUSING—0.16%
Mobile Mini Inc.(a)	431,311	6,327,332

		6,327,332
TELECOMMUNICATIONS—3.28%
Adaptec Inc.(a)	1,479,493	3,920,656
Anixter International Inc.(a)	364,331	13,695,202
Applied Signal Technology Inc.	158,671	4,047,697
ARRIS Group Inc.(a)	1,505,250	18,303,840
Black Box Corp.	212,912	7,126,165

Cbeyond Inc.(a)	311,477	4,469,695
Comtech Telecommunications Corp.(a)(b)	342,036	10,904,108
EMS Technologies Inc.(a)	184,248	3,850,783
FairPoint Communications Inc.(b)	1,091,322	654,793
General Communication Inc. Class A(a)	533,262	3,695,506
Harmonic Inc.(a)	1,161,826	6,843,155
Iowa Telecommunications Services Inc.	396,943	4,965,757
NETGEAR Inc.(a)	417,561	6,017,054
Network Equipment Technologies Inc.(a)	353,717	1,506,834
Neutral Tandem Inc.(a)	219,031	6,465,795
Newport Corp.(a)	439,043	2,542,059
Novatel Wireless Inc.(a)	370,575	3,342,586
Symmetricom Inc.(a)	531,446	3,066,443
Tekelec(a)	808,712	13,610,623
Tollgrade Communications Inc.(a)	153,946	806,677
Viasat Inc.(a)	332,168	8,516,788

		128,352,216
TEXTILES—0.29%
G&K Services Inc. Class A	224,864	4,755,874
UniFirst Corp.	174,011	6,467,989

		11,223,863
TOYS, GAMES & HOBBIES—0.18%
JAKKS Pacific Inc.(a)	340,284	4,365,844
RC2 Corp. (a)	209,898	2,776,951

		7,142,795
TRANSPORTATION—2.25%
Arkansas Best Corp.	307,307	8,097,539
Bristow Group Inc.(a)(b)	354,197	10,494,857
Forward Air Corp.	351,422	7,492,317
Heartland Express Inc.	639,069	9,407,096
Hub Group Inc. Class A(a)	459,575	9,485,628
Kirby Corp.(a)	653,382	20,771,014
Knight Transportation Inc.(b)	687,025	11,370,264
Old Dominion Freight Line Inc.(a)(b)	334,854	11,241,049

		88,359,764
WATER—0.20%
American States Water Co.	222,709	7,714,640

		7,714,640

TOTAL COMMON STOCKS
(Cost: $5,883,734,511)		3,912,156,478

Security	Shares	Value

SHORT-TERM INVESTMENTS—9.41%

MONEY MARKET FUNDS—9.41%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40%(c)(d)(e)	311,568,964	311,568,964
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32%(c)(d)(e)	54,348,165	54,348,165
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%(c)(d)	2,986,262	2,986,262

		368,903,391

TOTAL SHORT-TERM INVESTMENTS
(Cost: $368,903,391)	368,903,391

TOTAL INVESTMENTS IN SECURITIES—109.24%
(Cost: $6,252,637,902)	4,281,059,869
Other Assets, Less Liabilities—(9.24)%	(361,993,703)

NET ASSETS—100.00%	$3,919,066,166

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

June 30, 2009

Security	Shares	Value

COMMON STOCKS—99.92%

ADVERTISING—0.28%
inVentiv Health Inc.(a)	230,374	$3,116,960

		3,116,960
AEROSPACE & DEFENSE—3.32%
AAR Corp.(a)(b)	266,515	4,277,566
AeroVironment Inc.(a)	108,701	3,354,513
Curtiss-Wright Corp.	311,796	9,269,695
Esterline Technologies Corp.(a)	96,193	2,603,945
Moog Inc. Class A(a)	146,551	3,782,481
Orbital Sciences Corp.(a)	389,212	5,904,346
Teledyne Technologies Inc.(a)	248,430	8,136,082

		37,328,628
AIRLINES—0.35%
SkyWest Inc.	383,200	3,908,640

		3,908,640
APPAREL—3.61%
Carter’s Inc.(a)	390,865	9,619,188
Crocs Inc.(a)(b)	577,190	1,962,446
Deckers Outdoor Corp.(a)	90,468	6,357,186
Gymboree Corp.(a)	200,923	7,128,748
Iconix Brand Group Inc.(a)	238,427	3,667,007
K-Swiss Inc. Class A	184,906	1,571,701
Maidenform Brands Inc.(a)	132,546	1,520,303
True Religion Apparel Inc.(a)(b)	130,895	2,918,958
Volcom Inc.(a)	109,170	1,364,625
Wolverine World Wide Inc.	199,837	4,408,404

		40,518,566
AUTO PARTS & EQUIPMENT—0.07%
ATC Technology Corp.(a)	55,834	809,593

		809,593
BANKS—4.05%
Bank of the Ozarks Inc.	86,258	1,865,761
Cascade Bancorp(b)	191,581	270,129
East West Bancorp Inc.	441,044	2,862,376
First BanCorp (Puerto Rico)	282,695	1,116,645
First Financial Bankshares Inc.	71,645	3,608,042
Glacier Bancorp Inc.	228,768	3,378,903
Hancock Holding Co.	83,829	2,723,604
Hanmi Financial Corp.	114,077	199,635
Home Bancshares Inc.	57,889	1,102,207
Independent Bank Corp. (Massachusetts)	51,820	1,020,854
Nara Bancorp Inc.	154,107	798,274
NBT Bancorp Inc.	101,441	2,202,284
Pinnacle Financial Partners Inc.(a)	218,762	2,913,910
PrivateBancorp Inc.(b)	256,280	5,699,667
Prosperity Bancshares Inc.	141,307	4,215,188
S&T Bancorp Inc.	42,456	516,265

Signature Bank(a)	275,276	7,465,485
Simmons First National Corp. Class A	30,932	826,503
Tompkins Financial Corp.	9,789	469,383
UCBH Holdings Inc.	437,738	551,550
United Community Banks Inc.(a)(b)	163,195	977,538
Wilshire Bancorp Inc.	133,995	770,471

		45,554,674
BEVERAGES—1.25%
Boston Beer Co. Inc. Class A(a)	69,724	2,063,133
Green Mountain Coffee Roasters Inc.(a)(b)	186,490	11,025,289
Peet’s Coffee & Tea Inc.(a)	36,790	927,108

		14,015,530
BIOTECHNOLOGY—1.32%
ArQule Inc.(a)	59,216	363,586
Cambrex Corp.(a)	131,576	542,093
CryoLife Inc.(a)	52,840	292,734
Enzo Biochem Inc.(a)	63,867	282,931
Integra LifeSciences Holdings Corp.(a)	138,885	3,681,841
Martek Biosciences Corp.	228,883	4,840,875
Regeneron Pharmaceuticals Inc.(a)	178,669	3,201,748
Savient Pharmaceuticals Inc.(a)	116,999	1,621,606

		14,827,414
BUILDING MATERIALS—1.32%
Drew Industries Inc.(a)	134,020	1,631,023
Eagle Materials Inc.	300,782	7,591,738
Simpson Manufacturing Co. Inc.(b)	260,234	5,626,259

		14,849,020
CHEMICALS—0.83%
American Vanguard Corp.	107,383	1,213,428
Balchem Corp.	126,279	3,096,361
NewMarket Corp.	60,221	4,054,680
Zep Inc.	77,652	935,707

		9,300,176
COMMERCIAL SERVICES—6.31%
American Public Education Inc.(a)	81,207	3,216,609
AMN Healthcare Services Inc.(a)	148,651	948,393
Arbitron Inc.	82,075	1,304,172
Bankrate Inc.(a)(b)	95,726	2,416,124
Capella Education Co.(a)	97,993	5,874,680
Chemed Corp.	155,787	6,150,471
Coinstar Inc.(a)	208,295	5,561,476
CorVel Corp.(a)	30,544	695,487
Forrester Research Inc.(a)	62,161	1,526,053
GEO Group Inc. (The)(a)	352,626	6,551,791
Healthcare Services Group Inc.	140,140	2,505,703
HealthSpring Inc.(a)	185,611	2,015,735
Heartland Payment Systems Inc.	167,708	1,604,966
Heidrick & Struggles International Inc.	80,657	1,471,990
HMS Holdings Corp.(a)	89,067	3,626,808
Kendle International Inc.(a)	57,327	701,682
Landauer Inc.	44,425	2,725,029
PAREXEL International Corp.(a)	166,421	2,393,134
Pre-Paid Legal Services Inc.(a)	49,267	2,147,549
TeleTech Holdings Inc.(a)	246,322	3,731,778
Ticketmaster Entertainment Inc.(a)	157,712	1,012,511
TrueBlue Inc.(a)	169,399	1,422,952
Universal Technical Institute Inc.(a)	139,765	2,086,691
Viad Corp.	141,799	2,441,779
Wright Express Corp.(a)	266,415	6,785,590

		70,919,153

COMPUTERS—2.81%
CACI International Inc. Class A(a)	206,576	8,822,861
Integral Systems Inc.(a)	119,412	993,508
Manhattan Associates Inc.(a)	89,234	1,625,843
MTS Systems Corp.	61,161	1,262,975
Radiant Systems Inc.(a)	109,418	908,169
Stratasys Inc.(a)(b)	139,289	1,530,786
Sykes Enterprises Inc.(a)	230,087	4,162,274
Synaptics Inc.(a)(b)	236,518	9,141,421
Tyler Technologies Inc.(a)(b)	196,880	3,075,266

		31,523,103
COSMETICS & PERSONAL CARE—0.81%
Chattem Inc.(a)	134,005	9,125,740

		9,125,740
DISTRIBUTION & WHOLESALE—1.13%
MWI Veterinary Supply Inc.(a)	51,748	1,803,935
Pool Corp.(b)	333,684	5,525,807
ScanSource Inc.(a)	116,929	2,867,099
United Stationers Inc.(a)	70,214	2,449,064

		12,645,905
DIVERSIFIED FINANCIAL SERVICES—3.22%
Greenhill & Co. Inc.(b)	127,212	9,185,979
Investment Technology Group Inc.(a)	170,327	3,472,968
LaBranche & Co. Inc.(a)	116,455	500,756
optionsXpress Holdings Inc.	282,882	4,393,157
Portfolio Recovery Associates Inc.(a)(b)	105,644	4,091,592
Stifel Financial Corp.(a)	188,779	9,078,382
SWS Group Inc.	102,124	1,426,672
TradeStation Group Inc.(a)	214,927	1,818,282
World Acceptance Corp.(a)(b)	111,302	2,216,023

		36,183,811
ELECTRIC—0.16%
El Paso Electric Co.(a)	126,873	1,771,147

		1,771,147
ELECTRICAL COMPONENTS & EQUIPMENT—0.29%
Greatbatch Inc.(a)(b)	75,184	1,699,910
Littelfuse Inc.(a)	79,295	1,582,728

		3,282,638
ELECTRONICS—5.37%
American Science and Engineering Inc.	62,722	4,335,345
Axsys Technologies Inc.(a)	65,597	3,518,623
Badger Meter Inc.	59,174	2,426,134
Bel Fuse Inc. Class B	79,728	1,278,837
Benchmark Electronics Inc.(a)	238,271	3,431,102
Brady Corp. Class A	219,385	5,510,951
Cubic Corp.	51,259	1,834,560
Cymer Inc.(a)	204,821	6,089,328
Daktronics Inc.	235,212	1,811,132
Dionex Corp.(a)	121,951	7,442,670
Electro Scientific Industries Inc.(a)	186,581	2,085,976
FARO Technologies Inc.(a)	115,754	1,797,660
FEI Co.(a)	90,231	2,066,290
II-VI Inc.(a)	166,750	3,696,847
LoJack Corp.(a)	79,551	333,319
Park Electrochemical Corp.	140,991	3,035,536
Plexus Corp.(a)	272,208	5,569,376

Rogers Corp.(a)	64,710	1,309,083
Sonic Solutions Inc.(a)	115,240	339,958
TTM Technologies Inc.(a)	296,944	2,363,674

		60,276,401
ENERGY - ALTERNATE SOURCES—0.09%
Headwaters Inc.(a)(b)	292,292	982,101

		982,101
ENGINEERING & CONSTRUCTION—0.43%
Insituform Technologies Inc. Class A(a)	101,806	1,727,648
Stanley Inc.(a)	93,870	3,086,446

		4,814,094
ENTERTAINMENT—0.40%
Pinnacle Entertainment Inc.(a)	219,355	2,037,808
Shuffle Master Inc.(a)	369,304	2,441,099

		4,478,907
ENVIRONMENTAL CONTROL—0.84%
Calgon Carbon Corp.(a)	131,920	1,832,369
Darling International Inc.(a)	566,250	3,737,250
Tetra Tech Inc.(a)	136,875	3,921,469

		9,491,088
FOOD—1.84%
Cal-Maine Foods Inc.(b)	46,110	1,150,906
Diamond Foods Inc.	113,524	3,167,320
Hain Celestial Group Inc.(a)	134,731	2,103,151
J&J Snack Foods Corp.	44,421	1,594,714
Sanderson Farms Inc.	63,803	2,871,135
Spartan Stores Inc.	152,965	1,898,296
TreeHouse Foods Inc.(a)	106,472	3,063,199
United Natural Foods Inc.(a)	183,366	4,813,357

		20,662,078
FOREST PRODUCTS & PAPER—0.33%
Clearwater Paper Corp.(a)	45,233	1,143,943
Deltic Timber Corp.	72,705	2,578,846

		3,722,789
GAS—0.75%
Laclede Group Inc. (The)	83,898	2,779,541
Piedmont Natural Gas Co.	233,218	5,622,886

		8,402,427
HAND & MACHINE TOOLS—0.50%
Regal Beloit Corp.	140,854	5,594,721

		5,594,721
HEALTH CARE - PRODUCTS—4.76%
Abaxis Inc.(a)	150,826	3,097,966
Align Technology Inc.(a)	173,348	1,837,489
American Medical Systems Holdings Inc.(a)	249,091	3,935,638
CONMED Corp.(a)	80,094	1,243,059
Cooper Companies Inc. (The)	155,538	3,846,455
Cyberonics Inc.(a)	54,454	905,570
Haemonetics Corp.(a)	91,955	5,241,435
Hanger Orthopedic Group Inc.(a)	68,631	932,695
ICU Medical Inc.(a)	89,567	3,685,682
Kensey Nash Corp.(a)	39,100	1,024,811
LCA-Vision Inc.(a)	129,059	544,629
Meridian Bioscience Inc.	279,484	6,310,749
Merit Medical Systems Inc.(a)	105,770	1,724,051

Natus Medical Inc.(a)	192,725	2,224,046
Palomar Medical Technologies Inc.(a)	124,595	1,826,563
PSS World Medical Inc.(a)	216,722	4,011,524
SurModics Inc.(a)(b)	101,072	2,287,259
Symmetry Medical Inc.(a)	246,563	2,297,967
West Pharmaceutical Services Inc.	149,196	5,199,481
Zoll Medical Corp.(a)	66,868	1,293,227

		53,470,296
HEALTH CARE - SERVICES—4.46%
Air Methods Corp.(a)	73,878	2,021,302
Almost Family Inc.(a)	29,325	765,676
Amedisys Inc.(a)	188,657	6,229,454
AmSurg Corp.(a)	211,135	4,526,734
Bio-Reference Laboratories Inc.(a)	59,872	1,892,554
Genoptix Inc.(a)	36,283	1,160,693
Gentiva Health Services Inc.(a)	91,971	1,513,843
Healthways Inc.(a)	232,033	3,120,844
IPC The Hospitalist Co. Inc.(a)	29,514	787,729
LHC Group Inc.(a)	102,880	2,284,965
Magellan Health Services Inc.(a)	243,405	7,988,552
MEDNAX Inc.(a)	315,529	13,293,237
Molina Healthcare Inc.(a)(b)	93,090	2,226,713
Odyssey Healthcare Inc.(a)	101,971	1,048,262
Res-Care Inc.(a)	86,537	1,237,479

		50,098,037
HOME BUILDERS—0.44%
Meritage Homes Corp.(a)	215,791	4,069,818
Winnebago Industries Inc.	112,707	837,413

		4,907,231
HOME FURNISHINGS—0.20%
DTS Inc.(a)	39,619	1,072,486
Universal Electronics Inc.(a)	57,214	1,154,006

		2,226,492
HOUSEHOLD PRODUCTS & WARES—0.23%
Helen of Troy Ltd.(a)	53,674	901,186
WD-40 Co.	57,963	1,680,927

		2,582,113
HOUSEWARES—0.66%
Toro Co. (The)(b)	246,915	7,382,758

		7,382,758
INSURANCE—2.90%
American Physicians Capital Inc.	50,135	1,963,287
Amerisafe Inc.(a)	129,905	2,021,322
eHealth Inc.(a)	170,407	3,009,388
Employers Holdings Inc.	321,510	4,356,461
Infinity Property and Casualty Corp.	46,450	1,693,567
Navigators Group Inc. (The)(a)	44,264	1,966,650
ProAssurance Corp.(a)	132,373	6,116,956
RLI Corp.	71,666	3,210,637
Selective Insurance Group Inc.	181,897	2,322,825
Tower Group Inc.	106,620	2,642,044
Zenith National Insurance Corp.	149,222	3,244,086

		32,547,223
INTERNET—3.90%
Blue Coat Systems Inc.(a)	111,527	1,844,657
Blue Nile Inc.(a)(b)	53,925	2,318,236
comScore Inc.(a)	62,765	836,030

CyberSource Corp.(a)	476,476	7,290,083
DealerTrack Holdings Inc.(a)	276,322	4,697,474
eResearch Technology Inc.(a)	287,768	1,787,039
InfoSpace Inc.(a)	241,959	1,604,188
j2 Global Communications Inc.(a)(b)	307,710	6,941,938
Knot Inc. (The)(a)	206,728	1,629,017
NutriSystem Inc.(b)	211,525	3,067,113
PCTEL Inc.(a)	47,975	256,666
Perficient Inc.(a)	222,717	1,556,792
Stamps.com Inc.(a)	88,675	751,964
United Online Inc.	575,644	3,747,442
Websense Inc.(a)	305,463	5,449,460

		43,778,099
IRON & STEEL—0.09%
Olympic Steel Inc.	39,865	975,497

		975,497
LEISURE TIME—0.51%
Interval Leisure Group Inc.(a)	138,377	1,289,674
Polaris Industries Inc.(b)	139,222	4,471,811

		5,761,485
LODGING—0.05%
Monarch Casino & Resort Inc.(a)	79,702	581,825

		581,825
MACHINERY—1.76%
Astec Industries Inc.(a)	136,465	4,051,646
Cascade Corp.	32,623	513,160
Cognex Corp.	131,104	1,852,500
Gardner Denver Inc.(a)	357,989	9,010,583
Intermec Inc.(a)	118,442	1,527,902
Intevac Inc.(a)	151,226	1,317,178
Lindsay Corp.(b)	46,533	1,540,242

		19,813,211
MANUFACTURING—2.14%
Actuant Corp. Class A	457,096	5,576,571
Acuity Brands Inc.	146,525	4,110,026
AZZ Inc.(a)	44,332	1,525,464
Ceradyne Inc.(a)	177,645	3,137,211
CLARCOR Inc.	186,170	5,434,302
ESCO Technologies Inc.(a)	83,034	3,719,923
Sturm, Ruger & Co. Inc.(b)	46,142	574,006

		24,077,503
METAL FABRICATE & HARDWARE—1.07%
A.M. Castle & Co.	115,528	1,395,578
CIRCOR International Inc.	46,673	1,101,950
Kaydon Corp.	130,432	4,246,866
Mueller Industries Inc.	256,281	5,330,645

		12,075,039
MINING—0.53%
AMCOL International Corp.	101,453	2,189,356
Brush Engineered Materials Inc.(a)	138,920	2,326,910
RTI International Metals Inc.(a)	79,619	1,406,868

		5,923,134
OIL & GAS—2.81%
Atwood Oceanics Inc.(a)	219,620	5,470,734
Holly Corp.	212,216	3,815,644
Penn Virginia Corp.	313,176	5,126,691

Petroleum Development Corp.(a)	102,467	1,607,707
PetroQuest Energy Inc.(a)	358,709	1,323,636
Pioneer Drilling Co.(a)	346,687	1,660,631
St. Mary Land & Exploration Co.	430,186	8,977,982
Swift Energy Co.(a)(b)	214,636	3,573,689

		31,556,714
OIL & GAS SERVICES—4.53%
Basic Energy Services Inc.(a)(b)	157,723	1,077,248
CARBO Ceramics Inc.	132,987	4,548,155
Dril-Quip Inc.(a)	207,209	7,894,663
Hornbeck Offshore Services Inc.(a)	159,121	3,403,598
ION Geophysical Corp.(a)	618,794	1,590,301
Lufkin Industries Inc.	102,352	4,303,902
NATCO Group Inc. Class A(a)	137,166	4,515,505
Oil States International Inc.(a)	341,839	8,275,922
SEACOR Holdings Inc.(a)(b)	139,192	10,472,806
Superior Well Services Inc.(a)	114,442	680,930
Tetra Technologies Inc.(a)	518,306	4,125,716

		50,888,746
PHARMACEUTICALS—2.62%
Catalyst Health Solutions Inc.(a)	265,906	6,631,696
Cubist Pharmaceuticals Inc.(a)	397,446	7,285,185
Mannatech Inc.(b)	107,027	353,189
Neogen Corp.(a)	59,128	1,713,529
Noven Pharmaceuticals Inc.(a)	70,360	1,006,148
Par Pharmaceutical Companies Inc.(a)	100,762	1,526,544
PetMed Express Inc.(a)	156,696	2,355,141
PharMerica Corp.(a)	109,193	2,143,459
Salix Pharmaceuticals Ltd.(a)	331,796	3,274,827
ViroPharma Inc.(a)	533,127	3,161,443

		29,451,161
REAL ESTATE INVESTMENT TRUSTS—0.43%
LaSalle Hotel Properties	240,120	2,963,081
Medical Properties Trust Inc.	303,598	1,842,840

		4,805,921
RETAIL—7.49%
Buckle Inc. (The)	79,458	2,524,381
Buffalo Wild Wings Inc.(a)(b)	50,870	1,654,292
California Pizza Kitchen Inc.(a)	81,583	1,084,238
Casey’s General Stores Inc.	203,416	5,225,757
Cash America International Inc.	118,015	2,760,371
CEC Entertainment Inc.(a)	158,565	4,674,496
Children’s Place Retail Stores Inc. (The)(a)	166,439	4,398,983
CKE Restaurants Inc.	218,330	1,851,438
Cracker Barrel Old Country Store Inc.(b)	155,741	4,345,174
Dress Barn Inc.(a)	310,457	4,439,535
First Cash Financial Services Inc.(a)	177,329	3,106,804
Genesco Inc.(a)	71,621	1,344,326
Hibbett Sports Inc.(a)	196,701	3,540,618
Hot Topic Inc.(a)	188,600	1,378,666
HSN Inc.(a)	271,634	2,871,171
Jack in the Box Inc.(a)(b)	252,046	5,658,433
Jos. A. Bank Clothiers Inc.(a)(b)	125,975	4,341,099
P.F. Chang’s China Bistro Inc.(a)(b)	163,303	5,235,494
Papa John’s International Inc.(a)	148,209	3,674,101
Ruth’s Hospitality Group Inc.(a)	137,672	505,256
Sonic Corp.(a)(b)	172,006	1,725,220
Texas Roadhouse Inc. Class A(a)	175,569	1,915,458
Tractor Supply Co.(a)	217,755	8,997,637
World Fuel Services Corp.	138,255	5,700,254

Zumiez Inc.(a)(b)	141,540	1,133,735

		84,086,937
SEMICONDUCTORS—4.57%
Actel Corp.(a)	71,677	769,094
ATMI Inc.(a)	215,965	3,353,936
Brooks Automation Inc.(a)	212,585	952,381
Cabot Microelectronics Corp.(a)	83,940	2,374,663
Cohu Inc.	94,603	849,535
Diodes Inc.(a)(b)	225,266	3,523,160
Exar Corp.(a)	124,298	893,703
Hittite Microwave Corp.(a)	129,748	4,508,743
Kopin Corp.(a)	158,378	581,247
Kulicke and Soffa Industries Inc.(a)	423,207	1,451,600
Micrel Inc.	315,210	2,307,337
Microsemi Corp.(a)	268,323	3,702,857
MKS Instruments Inc.(a)	339,430	4,477,082
Pericom Semiconductor Corp.(a)	175,038	1,473,820
Skyworks Solutions Inc.(a)	461,273	4,511,250
Standard Microsystems Corp.(a)	70,963	1,451,193
Supertex Inc.(a)	54,150	1,359,707
Ultratech Inc.(a)	53,783	662,069
Varian Semiconductor Equipment Associates Inc.(a)	504,174	12,095,134

		51,298,511
SOFTWARE—5.22%
Blackbaud Inc.	301,798	4,692,959
CommVault Systems Inc.(a)	286,639	4,752,475
Computer Programs and Systems Inc.	50,663	1,940,900
Concur Technologies Inc.(a)(b)	290,965	9,043,192
CSG Systems International Inc.(a)	125,792	1,665,486
Digi International Inc.(a)	101,754	992,102
Ebix Inc.(a)	62,476	1,956,748
Eclipsys Corp.(a)	135,338	2,406,310
Epicor Software Corp.(a)	419,724	2,224,537
EPIQ Systems Inc.(a)	248,279	3,811,083
Informatica Corp.(a)	246,055	4,229,685
Omnicell Inc.(a)	120,017	1,290,183
Phase Forward Inc.(a)	104,148	1,573,676
Phoenix Technologies Ltd.(a)	50,779	137,611
Progress Software Corp.(a)	140,130	2,966,552
Quality Systems Inc.(b)	125,817	7,166,536
Smith Micro Software Inc.(a)	197,756	1,941,964
SPSS Inc.(a)	66,952	2,234,188
Take-Two Interactive Software Inc.	198,894	1,883,526
Taleo Corp. Class A(a)	96,065	1,755,108

		58,664,821
STORAGE & WAREHOUSING—0.17%
Mobile Mini Inc.(a)	134,350	1,970,915

		1,970,915
TELECOMMUNICATIONS—3.26%
Anixter International Inc.(a)	117,705	4,424,531
Applied Signal Technology Inc.	55,081	1,405,116
ARRIS Group Inc.(a)	546,917	6,650,511
Cbeyond Inc.(a)	176,203	2,528,513
Comtech Telecommunications Corp.(a)	194,216	6,191,606
EMS Technologies Inc.(a)	32,726	683,973
General Communication Inc. Class A(a)	133,674	926,361
NETGEAR Inc.(a)	236,778	3,411,971
Neutral Tandem Inc.(a)	58,422	1,724,617
Symmetricom Inc.(a)	114,561	661,017
Tekelec(a)	183,379	3,086,269

Tollgrade Communications Inc.(a)	26,502	138,870
Viasat Inc.(a)	188,477	4,832,550

		36,665,905
TEXTILES—0.14%
UniFirst Corp.	42,385	1,575,450

		1,575,450
TOYS, GAMES & HOBBIES—0.19%
JAKKS Pacific Inc.(a)	107,775	1,382,753
RC2 Corp.(a)	57,389	759,256

		2,142,009
TRANSPORTATION—3.11%
Bristow Group Inc.(a)(b)	88,347	2,617,722
Forward Air Corp.	199,310	4,249,289
Heartland Express Inc.	362,936	5,342,418
Hub Group Inc. Class A(a)	138,113	2,850,652
Kirby Corp.(a)	222,549	7,074,833
Knight Transportation Inc.	389,670	6,449,039
Old Dominion Freight Line Inc.(a)	190,322	6,389,110

		34,973,063

TOTAL COMMON STOCKS
(Cost: $1,394,738,433)		1,122,385,400

Security	Shares	Value

SHORT-TERM INVESTMENTS—9.29%

MONEY MARKET FUNDS—9.29%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40%(c)(d)(e)	88,390,760	88,390,760
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32%(c)(d)(e)	15,418,338	15,418,338
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%(c)(d)	473,609	473,609

		104,282,707
TOTAL SHORT-TERM INVESTMENTS

(Cost: $104,282,707)		104,282,707

TOTAL INVESTMENTS IN SECURITIES—109.21%
(Cost: $1,499,021,140)		1,226,668,107
Other Assets, Less Liabilities—(9.21)%		(103,398,270)

NET ASSETS—100.00%		$1,123,269,837

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

June 30, 2009

Security	Shares	Value

COMMON STOCKS—99.82%

AEROSPACE & DEFENSE—1.36%
Esterline Technologies Corp.(a)	112,755	$3,052,278
GenCorp Inc.(a)	354,796	677,660
Kaman Corp.	183,555	3,065,369
Moog Inc. Class A(a)	152,329	3,931,612
Triumph Group Inc.	119,318	4,772,720

		15,499,639
AGRICULTURE—0.55%
Alliance One International Inc.(a)	637,012	2,420,646
Andersons Inc. (The)	130,291	3,900,913

		6,321,559
APPAREL—1.28%
Iconix Brand Group Inc.(a)	247,829	3,811,610
Liz Claiborne Inc.(b)	680,817	1,960,753
Oxford Industries Inc.	97,716	1,138,391
Perry Ellis International Inc.(a)	75,853	552,210
Quiksilver Inc.(a)	911,877	1,686,972
SKECHERS U.S.A. Inc. Class A(a)	238,518	2,330,321
Wolverine World Wide Inc.	144,353	3,184,427

		14,664,684
AUTO MANUFACTURERS—0.01%
Wabash National Corp.	222,111	155,478

		155,478
AUTO PARTS & EQUIPMENT—0.61%
ATC Technology Corp.(a)	83,560	1,211,620
Spartan Motors Inc.	232,320	2,632,186
Standard Motor Products Inc.	86,797	717,811
Superior Industries International Inc.	166,116	2,342,236

		6,903,853
BANKS—7.95%
Bank Mutual Corp.	335,614	2,926,554
Boston Private Financial Holdings Inc.	458,469	2,053,941
Central Pacific Financial Corp.	205,477	770,539
Columbia Banking System Inc.	130,794	1,338,023
Community Bank System Inc.	234,400	3,412,864
First BanCorp (Puerto Rico)	250,051	987,701
First Commonwealth Financial Corp.	535,842	3,397,238
First Financial Bancorp	301,094	2,264,227
First Financial Bankshares Inc.	74,471	3,750,360
First Midwest Bancorp Inc.	348,154	2,545,006
Frontier Financial Corp.(b)	337,594	408,489
Glacier Bancorp Inc.	202,571	2,991,974
Hancock Holding Co.	83,706	2,719,608
Hanmi Financial Corp.(b)	146,809	256,916
Home Bancshares Inc.	35,229	670,760

Independent Bank Corp. (Massachusetts)	95,834	1,887,930
Independent Bank Corp. (Michigan)(b)	142,976	188,728
National Penn Bancshares Inc.	594,277	2,739,617
NBT Bancorp Inc.	139,775	3,034,515
Old National Bancorp	475,405	4,668,477
Prosperity Bancshares Inc.	146,875	4,381,281
S&T Bancorp Inc.(b)	124,570	1,514,771
Simmons First National Corp. Class A	57,169	1,527,556
South Financial Group Inc. (The)(b)	1,147,160	1,365,120
Sterling Bancorp	129,618	1,082,310
Sterling Bancshares Inc.	584,003	3,696,739
Sterling Financial Corp.(b)	375,333	1,092,219
Susquehanna Bancshares Inc.	617,429	3,019,228
Tompkins Financial Corp.	37,862	1,815,483
TrustCo Bank Corp. NY	545,651	3,224,797
UCBH Holdings Inc.(b)	405,789	511,294
UMB Financial Corp.	209,815	7,975,068
Umpqua Holdings Corp.(b)	431,079	3,345,173
United Bancshares Inc.(b)	270,249	5,280,665
United Community Banks Inc.(a)(b)	128,000	766,720
Whitney Holding Corp.	482,446	4,419,205
Wintrust Financial Corp.	171,631	2,759,826

		90,790,922
BEVERAGES—0.10%
Peet’s Coffee & Tea Inc.(a)	43,095	1,085,994

		1,085,994
BIOTECHNOLOGY—0.97%
ArQule Inc.(a)	143,701	882,324
Cambrex Corp.(a)	74,006	304,905
CryoLife Inc.(a)	148,139	820,690
Enzo Biochem Inc.(a)	168,748	747,554
Regeneron Pharmaceuticals Inc.(a)	267,234	4,788,833
Savient Pharmaceuticals Inc.(a)(b)	257,551	3,569,657

		11,113,963
BUILDING MATERIALS—1.41%
Apogee Enterprises Inc.	199,826	2,457,860
NCI Building Systems Inc.(a)(b)	141,819	374,402
Quanex Building Products Corp.	269,568	3,024,553
Texas Industries Inc.(b)	198,311	6,219,033
Universal Forest Products Inc.	120,822	3,998,000

		16,073,848
CHEMICALS—2.51%
A. Schulman Inc.	186,652	2,820,312
American Vanguard Corp.	33,340	376,742
Arch Chemicals Inc.	179,259	4,407,979
H.B. Fuller Co.	347,774	6,527,718
NewMarket Corp.	25,575	1,721,965
OM Group Inc.(a)	218,792	6,349,344
Penford Corp.	80,657	467,004
PolyOne Corp.(a)	661,538	1,792,768
Quaker Chemical Corp.	78,866	1,048,129
Stepan Co.	51,874	2,290,756
Zep Inc.	74,113	893,062

		28,695,779
COMMERCIAL SERVICES—4.98%
ABM Industries Inc.	319,750	5,777,883
Administaff Inc.	158,553	3,689,528
American Public Education Inc.(a)	31,235	1,237,218

AMN Healthcare Services Inc.(a)	79,657	508,212
Arbitron Inc.	104,291	1,657,184
Bowne & Co. Inc.	198,850	1,294,514
CDI Corp.	92,286	1,028,989
Consolidated Graphics Inc.(a)	79,944	1,392,624
CorVel Corp.(a)	23,041	524,644
Cross Country Healthcare Inc.(a)	220,383	1,514,031
Forrester Research Inc.(a)	43,097	1,058,031
Healthcare Services Group Inc.	164,268	2,937,112
HealthSpring Inc.(a)	157,550	1,710,993
Heidrick & Struggles International Inc.	37,677	687,605
Hillenbrand Inc.	442,569	7,364,348
HMS Holdings Corp.(a)	92,579	3,769,817
Kendle International Inc.(a)	36,364	445,095
Landauer Inc.	20,755	1,273,112
Live Nation Inc.(a)	598,613	2,909,259
MAXIMUS Inc.	125,251	5,166,604
Midas Inc.(a)	100,447	1,052,685
On Assignment Inc.(a)	258,827	1,012,014
PAREXEL International Corp.(a)	238,881	3,435,109
Rewards Network Inc.(a)	192,703	728,417
Spherion Corp.(a)	370,788	1,527,647
StarTek Inc.(a)	82,848	664,441
Ticketmaster Entertainment Inc.(a)	123,640	793,769
TrueBlue Inc.(a)	138,182	1,160,729
Volt Information Sciences Inc.(a)	86,852	544,562

		56,866,176
COMPUTERS—0.76%
Agilysys Inc.	161,914	757,758
CIBER Inc.(a)	438,028	1,357,887
Hutchinson Technology Inc.(a)(b)	168,417	328,413
Manhattan Associates Inc.(a)	72,600	1,322,772
Mercury Computer Systems Inc.(a)	162,210	1,500,443
MTS Systems Corp.	56,401	1,164,681
Radiant Systems Inc.(a)	86,022	713,983
RadiSys Corp.(a)	167,131	1,505,850

		8,651,787
DISTRIBUTION & WHOLESALE—1.62%
Brightpoint Inc.(a)	369,504	2,316,790
MWI Veterinary Supply Inc.(a)	32,983	1,149,787
ScanSource Inc.(a)	68,385	1,676,800
United Stationers Inc.(a)	96,745	3,374,466
Watsco Inc.	204,364	9,999,531

		18,517,374
DIVERSIFIED FINANCIAL SERVICES—1.40%
Financial Federal Corp.	185,250	3,806,888
Investment Technology Group Inc.(a)	133,570	2,723,492
LaBranche & Co. Inc.(a)	223,880	962,684
National Financial Partners Corp.(b)	294,642	2,156,779
Piper Jaffray Companies(a)	116,561	5,090,219
SWS Group Inc.	90,429	1,263,293

		16,003,355
ELECTRIC—2.95%
ALLETE Inc.	199,427	5,733,526
Avista Corp.	391,141	6,966,221
Central Vermont Public Service Corp.	83,450	1,510,445
CH Energy Group Inc.	112,996	5,276,913
El Paso Electric Co.(a)	189,781	2,649,343
UIL Holdings Corp.	214,241	4,809,710

UniSource Energy Corp.	254,909	6,765,285

		33,711,443
ELECTRICAL COMPONENTS & EQUIPMENT—1.12%
Advanced Energy Industries Inc.(a)	234,192	2,105,386
Belden Inc.	333,385	5,567,530
C&D Technologies Inc.(a)(b)	188,362	376,724
Greatbatch Inc.(a)(b)	87,991	1,989,477
Littelfuse Inc.(a)	73,113	1,459,335
Magnetek Inc.(a)	222,757	309,632
Vicor Corp.	140,278	1,012,807

		12,820,891
ELECTRONICS—2.97%
Analogic Corp.	91,629	3,385,692
Badger Meter Inc.	44,549	1,826,509
Benchmark Electronics Inc.(a)	219,637	3,162,773
Brady Corp. Class A	139,514	3,504,592
Checkpoint Systems Inc.(a)	278,272	4,366,088
CTS Corp.	241,670	1,582,939
Cubic Corp.	57,728	2,066,085
FEI Co.(a)	173,942	3,983,272
Keithley Instruments Inc.	97,802	391,208
LoJack Corp.(a)	44,534	186,597
Methode Electronics Inc.	270,394	1,898,166
Rogers Corp.(a)	44,766	905,616
Sonic Solutions Inc.(a)	72,602	214,176
Technitrol Inc.	293,484	1,898,841
Watts Water Technologies Inc. Class A	209,690	4,516,723

		33,889,277
ENGINEERING & CONSTRUCTION—1.09%
EMCOR Group Inc.(a)	471,090	9,478,331
Insituform Technologies Inc. Class A(a)	172,375	2,925,204

		12,403,535
ENTERTAINMENT—0.16%
Pinnacle Entertainment Inc.(a)	202,142	1,877,899

		1,877,899
ENVIRONMENTAL CONTROL—1.04%
Calgon Carbon Corp.(a)	254,648	3,537,061
Tetra Tech Inc.(a)	288,820	8,274,693

		11,811,754
FOOD—2.02%
Cal-Maine Foods Inc.(b)	42,447	1,059,477
Great Atlantic & Pacific Tea Co. Inc. (The)(a)(b)	216,918	921,902
Hain Celestial Group Inc.(a)	151,467	2,364,400
J&J Snack Foods Corp.	54,006	1,938,815
Lance Inc.	228,518	5,285,621
Nash-Finch Co.	91,773	2,483,377
Sanderson Farms Inc.	58,816	2,646,720
TreeHouse Foods Inc.(a)(b)	115,190	3,314,016
United Natural Foods Inc.(a)	116,824	3,066,630

		23,080,958
FOREST PRODUCTS & PAPER—1.65%
Buckeye Technologies Inc.(a)	276,811	1,242,881
Clearwater Paper Corp.(a)	34,104	862,490
Neenah Paper Inc.	104,661	922,063
Rock-Tenn Co. Class A	274,504	10,475,073

Schweitzer-Mauduit International Inc.	109,459	2,978,379
Wausau Paper Corp.	350,247	2,353,660

		18,834,546
GAS—5.24%
Atmos Energy Corp.	658,565	16,490,468
Laclede Group Inc. (The)	71,360	2,364,157
New Jersey Resources Corp.	300,520	11,131,261
Northwest Natural Gas Co.	189,715	8,408,169
Piedmont Natural Gas Co.	284,045	6,848,325
South Jersey Industries Inc.	213,282	7,441,409
Southwest Gas Corp.	320,025	7,107,755

		59,791,544
HAND & MACHINE TOOLS—1.08%
Baldor Electric Co.	333,256	7,928,160
Regal Beloit Corp.	110,250	4,379,130

		12,307,290
HEALTH CARE - PRODUCTS—3.28%
Align Technology Inc.(a)	294,009	3,116,495
American Medical Systems Holdings Inc.(a)	269,475	4,257,705
CONMED Corp.(a)	124,762	1,936,306
Cooper Companies Inc. (The)	161,669	3,998,074
Cyberonics Inc.(a)	109,812	1,826,174
Haemonetics Corp.(a)	88,056	5,019,192
Hanger Orthopedic Group Inc.(a)	151,741	2,062,160
Invacare Corp.	230,047	4,060,330
Kensey Nash Corp.(a)	40,662	1,065,751
Merit Medical Systems Inc.(a)	89,980	1,466,674
Osteotech Inc.(a)	128,801	566,724
PSS World Medical Inc.(a)	199,768	3,697,706
West Pharmaceutical Services Inc.	79,743	2,779,044
Zoll Medical Corp.(a)	81,537	1,576,926

		37,429,261
HEALTH CARE - SERVICES—2.50%
Almost Family Inc.(a)	15,034	392,538
AMERIGROUP Corp.(a)	378,564	10,164,443
Bio-Reference Laboratories Inc.(a)	20,712	654,706
Centene Corp.(a)	308,169	6,157,217
Genoptix Inc.(a)	30,944	989,899
Gentiva Health Services Inc.(a)	111,899	1,841,858
IPC The Hospitalist Co. Inc.(a)	30,600	816,714
MedCath Corp.(a)	140,600	1,653,456
Odyssey Healthcare Inc.(a)	129,665	1,332,956
RehabCare Group Inc.(a)	131,744	3,152,634
Res-Care Inc.(a)	93,520	1,337,336

		28,493,757
HOME BUILDERS—0.38%
M/I Homes Inc.(a)(b)	131,676	1,289,108
Skyline Corp.	48,589	1,056,811
Standard-Pacific Corp.(a)	666,483	1,352,961
Winnebago Industries Inc.	91,891	682,750

		4,381,630
HOME FURNISHINGS—0.67%
Audiovox Corp. Class A(a)	132,692	777,575
DTS Inc.(a)	83,389	2,257,340
Ethan Allen Interiors Inc.(b)	207,312	2,147,752
La-Z-Boy Inc.(b)	368,618	1,739,877
Universal Electronics Inc.(a)	38,054	767,549

		7,690,093

HOUSEHOLD PRODUCTS & WARES—0.88%
Central Garden & Pet Co. Class A(a)	499,540	4,920,469
Helen of Troy Ltd.(a)	158,053	2,653,710
Russ Berrie and Co. Inc.(a)	121,120	473,579
Standard Register Co. (The)	90,653	295,529
WD-40 Co.	57,900	1,679,100

		10,022,387
HOUSEWARES—0.23%
National Presto Industries Inc.	34,356	2,614,492

		2,614,492
INSURANCE—3.04%
Delphi Financial Group Inc. Class A	314,893	6,118,371
Infinity Property and Casualty Corp.	50,079	1,825,880
Navigators Group Inc. (The)(a)	49,809	2,213,014
Presidential Life Corp.	154,623	1,170,496
ProAssurance Corp.(a)	99,471	4,596,555
RLI Corp.	53,949	2,416,915
Safety Insurance Group Inc.	112,834	3,448,207
Selective Insurance Group Inc.	189,089	2,414,667
Stewart Information Services Corp.	130,415	1,858,414
Tower Group Inc.	141,049	3,495,194
United Fire & Casualty Co.	159,917	2,742,577
Zenith National Insurance Corp.	111,778	2,430,054

		34,730,344
INTERNET—0.54%
Blue Coat Systems Inc.(a)	166,825	2,759,286
Blue Nile Inc.(a)(b)	47,756	2,053,030
comScore Inc.(a)	70,347	937,022
PCTEL Inc.(a)	85,109	455,333

		6,204,671
IRON & STEEL—0.17%
Gibraltar Industries Inc.	194,142	1,333,756
Olympic Steel Inc.	23,363	571,693

		1,905,449
LEISURE TIME—0.72%
Arctic Cat Inc.	85,527	345,529
Brunswick Corp.	631,468	2,727,942
Interval Leisure Group Inc.(a)	138,447	1,290,326
Multimedia Games Inc.(a)	166,067	823,692
Nautilus Inc.(a)(b)	160,760	181,659
Polaris Industries Inc.	88,701	2,849,076

		8,218,224
LODGING—0.14%
Marcus Corp.	151,600	1,594,832

		1,594,832
MACHINERY—2.09%
Albany International Corp. Class A	194,187	2,209,848
Applied Industrial Technologies Inc.	260,127	5,124,502
Briggs & Stratton Corp.	356,580	4,756,777
Cascade Corp.	26,591	418,276
Cognex Corp.	147,650	2,086,295
Gerber Scientific Inc.(a)	173,831	434,578
Intermec Inc.(a)	228,036	2,941,664
Lindsay Corp.(b)	39,661	1,312,779

Robbins & Myers Inc.	234,924	4,522,287

		23,807,006
MANUFACTURING—3.09%
A.O. Smith Corp.	161,419	5,257,417
Acuity Brands Inc.	140,586	3,943,437
AZZ Inc.(a)	40,876	1,406,543
Barnes Group Inc.	304,070	3,615,392
CLARCOR Inc.	171,282	4,999,722
EnPro Industries Inc.(a)	142,934	2,574,241
ESCO Technologies Inc.(a)	101,315	4,538,912
Griffon Corp.(a)	349,384	2,906,875
Lydall Inc.(a)	120,003	408,010
Myers Industries Inc.	202,042	1,680,989
Standex International Corp.	88,509	1,026,704
Sturm, Ruger & Co. Inc.(b)	88,671	1,103,067
Tredegar Corp.	138,498	1,844,793

		35,306,102
MEDIA—0.04%
E.W. Scripps Co. (The) Class A	209,133	437,088

		437,088
METAL FABRICATE & HARDWARE—0.48%
CIRCOR International Inc.	72,903	1,721,240
Kaydon Corp.	102,279	3,330,204
Lawson Products Inc.	30,012	426,471

		5,477,915
MINING—0.45%
AMCOL International Corp.	56,746	1,224,579
Century Aluminum Co.(a)(b)	398,109	2,480,219
RTI International Metals Inc.(a)(b)	82,782	1,462,758

		5,167,556
MISCELLANEOUS - MANUFACTURING—0.22%
John Bean Technologies Corp.	197,199	2,468,931

		2,468,931
OFFICE FURNISHINGS—0.22%
Interface Inc. Class A	402,723	2,496,883

		2,496,883
OIL & GAS—0.68%
Atwood Oceanics Inc.(a)	171,897	4,281,954
Holly Corp.	73,560	1,322,609
Stone Energy Corp.(a)	292,441	2,169,912

		7,774,475
OIL & GAS SERVICES—0.33%
Gulf Island Fabrication Inc.	102,354	1,620,264
Matrix Service Co.(a)	187,236	2,149,469

		3,769,733
PHARMACEUTICALS—0.64%
Neogen Corp.(a)	44,435	1,287,726
Noven Pharmaceuticals Inc.(a)	105,266	1,505,304
Par Pharmaceutical Companies Inc.(a)	144,449	2,188,402
PharMerica Corp.(a)(b)	104,785	2,056,930
Theragenics Corp.(a)	239,365	308,781

		7,347,143

REAL ESTATE—0.27%
Forestar Group Inc.(a)(b)	257,077	3,054,075

		3,054,075
REAL ESTATE INVESTMENT TRUSTS—11.32%
Acadia Realty Trust(b)	283,915	3,705,091
BioMed Realty Trust Inc.	693,050	7,089,902
Cedar Shopping Centers Inc.	320,019	1,446,486
Colonial Properties Trust	347,876	2,574,282
DiamondRock Hospitality Co.	770,018	4,820,313
EastGroup Properties Inc.	179,773	5,936,104
Entertainment Properties Trust	249,250	5,134,550
Extra Space Storage Inc.	618,368	5,163,373
Franklin Street Properties Corp.	423,802	5,615,377
Home Properties Inc.(b)	234,670	8,002,247
Inland Real Estate Corp.	523,711	3,665,977
Kilroy Realty Corp.	308,834	6,343,450
Kite Realty Group Trust	450,927	1,316,707
LaSalle Hotel Properties	203,357	2,509,425
Lexington Realty Trust	591,346	2,010,576
LTC Properties Inc.	165,272	3,379,812
Medical Properties Trust Inc.(b)	258,266	1,567,675
Mid-America Apartment Communities Inc.	201,259	7,388,218
National Retail Properties Inc.	569,983	9,889,205
Parkway Properties Inc.	154,809	2,012,517
Pennsylvania Real Estate Investment Trust(b)	287,881	1,439,405
Post Properties Inc.	316,305	4,251,139
PS Business Parks Inc.	107,257	5,195,529
Senior Housing Properties Trust	862,171	14,070,631
Sovran Self Storage Inc.	161,698	3,977,771
Tanger Factory Outlet Centers Inc.	262,475	8,512,064
Urstadt Biddle Properties Inc. Class A	152,592	2,148,495

		129,166,321
RETAIL—8.84%
Big 5 Sporting Goods Corp.	154,044	1,703,727
Brown Shoe Co. Inc.	307,139	2,223,686
Buckle Inc. (The)	85,940	2,730,314
Buffalo Wild Wings Inc.(a)(b)	75,965	2,470,382
Cabela’s Inc.(a)(b)	282,823	3,478,723
California Pizza Kitchen Inc.(a)	87,885	1,167,992
Casey’s General Stores Inc.	152,819	3,925,920
Cash America International Inc.	88,829	2,077,710
Cato Corp. (The) Class A	210,422	3,669,760
Charlotte Russe Holding Inc.(a)	150,384	1,936,946
Christopher & Banks Corp.	256,839	1,723,390
CKE Restaurants Inc.	164,392	1,394,044
DineEquity Inc.(b)	110,754	3,454,417
Finish Line Inc. (The) Class A	393,043	2,916,379
Fred’s Inc. Class A	286,622	3,611,437
Genesco Inc.(a)	63,267	1,187,522
Group 1 Automotive Inc.(b)	172,273	4,482,543
Haverty Furniture Companies Inc.	132,971	1,216,685
Hot Topic Inc.(a)	119,961	876,915
Insight Enterprises Inc.(a)	328,218	3,170,586
Jack in the Box Inc.(a)	147,111	3,302,642
Jo-Ann Stores Inc.(a)	188,892	3,904,398
Landry’s Restaurants Inc.(a)(b)	89,058	765,899
Lithia Motors Inc. Class A(b)	122,151	1,128,675
MarineMax Inc.(a)	132,523	455,879
Men’s Wearhouse Inc. (The)	372,952	7,153,219
Movado Group Inc.	129,578	1,365,752
O’Charley’s Inc.	153,632	1,421,096
OfficeMax Inc.(b)	546,161	3,429,891

Pep Boys - Manny, Moe & Jack (The)	306,825	3,111,206
Red Robin Gourmet Burgers Inc.(a)	111,170	2,084,438
Ruby Tuesday Inc.(a)	378,068	2,517,933
School Specialty Inc.(a)(b)	114,354	2,311,094
Sonic Automotive Inc.	201,334	2,045,553
Sonic Corp.(a)	256,512	2,572,815
Stage Stores Inc.	271,514	3,013,805
Steak n Shake Co. (The)(a)	206,040	1,800,790
Stein Mart Inc.(a)	183,426	1,625,154
Texas Roadhouse Inc. Class A(a)(b)	182,522	1,991,315
Tuesday Morning Corp.(a)	224,319	755,955
Tween Brands Inc.(a)	177,783	1,187,590
World Fuel Services Corp.	67,513	2,783,561
Zale Corp.(a)(b)	229,736	790,292

		100,938,030
SAVINGS & LOANS—0.50%
Brookline Bancorp Inc.	422,589	3,938,529
Dime Community Bancshares Inc.	189,603	1,727,283

		5,665,812
SEMICONDUCTORS—3.76%
Actel Corp.(a)	112,288	1,204,850
Brooks Automation Inc.(a)	239,486	1,072,897
Cabot Microelectronics Corp.(a)	80,458	2,276,157
Cohu Inc.	68,337	613,666
Cypress Semiconductor Corp.(a)(b)	1,026,844	9,446,965
DSP Group Inc.(a)	162,832	1,100,744
Exar Corp.(a)	178,770	1,285,356
Kopin Corp.(a)	318,905	1,170,381
Microsemi Corp.(a)	302,140	4,169,532
Rudolph Technologies Inc.(a)	220,810	1,218,871
Skyworks Solutions Inc.(a)	719,123	7,033,023
Standard Microsystems Corp.(a)	83,196	1,701,358
Supertex Inc.(a)	36,009	904,186
TriQuint Semiconductor Inc.(a)	1,054,826	5,601,126
Ultratech Inc.(a)	113,273	1,394,391
Veeco Instruments Inc.(a)	230,027	2,666,013

		42,859,516
SOFTWARE—3.68%
Avid Technology Inc.(a)(b)	219,320	2,941,081
Computer Programs and Systems Inc.	14,836	568,367
CSG Systems International Inc.(a)	120,725	1,598,399
Digi International Inc.(a)	70,573	688,087
Eclipsys Corp.(a)(b)	261,236	4,644,776
Informatica Corp.(a)	368,010	6,326,092
JDA Software Group Inc.(a)	197,234	2,950,621
Omnicell Inc.(a)	101,884	1,095,253
Phase Forward Inc.(a)	200,701	3,032,592
Phoenix Technologies Ltd.(a)	155,957	422,643
Progress Software Corp.(a)	139,951	2,962,763
SPSS Inc.(a)	61,673	2,058,028
SYNNEX Corp.(a)	136,635	3,414,509
Take-Two Interactive Software Inc.	367,526	3,480,471
Taleo Corp. Class A(a)	127,098	2,322,080
THQ Inc.(a)	483,608	3,462,633

		41,968,395
STORAGE & WAREHOUSING—0.15%
Mobile Mini Inc.(a)	114,287	1,676,590

		1,676,590

TELECOMMUNICATIONS—3.29%
Adaptec Inc.(a)	872,050	2,310,933
Anixter International Inc.(a)	92,299	3,469,519
Applied Signal Technology Inc.	36,528	931,829
ARRIS Group Inc.(a)	319,303	3,882,724
Black Box Corp.	125,514	4,200,954
EMS Technologies Inc.(a)	75,152	1,570,677
FairPoint Communications Inc.(b)	638,184	382,910
General Communication Inc. Class A(a)	176,510	1,223,214
Harmonic Inc.(a)	684,805	4,033,501
Iowa Telecommunications Services Inc.	234,110	2,928,716
Network Equipment Technologies Inc.(a)(b)	208,982	890,263
Neutral Tandem Inc.(a)	68,487	2,021,736
Newport Corp.(a)	258,955	1,499,349
Novatel Wireless Inc.(a)	217,903	1,965,485
Symmetricom Inc.(a)	193,749	1,117,932
Tekelec(a)	285,900	4,811,697
Tollgrade Communications Inc.(a)	62,340	326,662

		37,568,101
TEXTILES—0.44%
G&K Services Inc. Class A	132,378	2,799,795
UniFirst Corp.	58,407	2,170,988

		4,970,783
TOYS, GAMES & HOBBIES—0.17%
JAKKS Pacific Inc.(a)	88,010	1,129,168
RC2 Corp.(a)	64,441	852,554

		1,981,722
TRANSPORTATION—1.38%
Arkansas Best Corp.	181,061	4,770,957
Bristow Group Inc.(a)(b)	116,876	3,463,036
Hub Group Inc. Class A(a)	127,285	2,627,162
Kirby Corp.(a)	153,994	4,895,469

		15,756,624
WATER—0.40%
American States Water Co.	131,203	4,544,872

		4,544,872

TOTAL COMMON STOCKS
(Cost: $1,574,668,954)		1,139,362,361

Security	Shares	Value

SHORT-TERM INVESTMENTS—5.73%

MONEY MARKET FUNDS—5.73%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40%(c)(d)(e)	54,924,690	54,924,690
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32%(c)(d)(e)	9,580,724	9,580,724
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%(c)(d)	900,490	900,490

		65,405,904

TOTAL SHORT-TERM INVESTMENTS
(Cost: $65,405,904)	65,405,904

TOTAL INVESTMENTS IN SECURITIES—105.55% (Cost: $1,640,074,858)	1,204,768,265
Other Assets, Less Liabilities—(5.55)%	(63,394,950)

NET ASSETS—100.00%	$1,141,373,315

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P/TOPIX 150 INDEX FUND

June 30, 2009

Security	Shares	Value

COMMON STOCKS—99.52%

ADVERTISING—0.27%
Dentsu Inc.	16,000	$336,633

		336,633
AGRICULTURE—0.92%
Japan Tobacco Inc.	360	1,126,807

		1,126,807
AIRLINES—0.67%
All Nippon Airways Co. Ltd.(a)	130,000	454,060
Japan Airlines Corp.(a)(b)	190,000	366,275

		820,335
AUTO MANUFACTURERS—10.59%
Honda Motor Co. Ltd.	121,000	3,335,855
Nissan Motor Co. Ltd.	163,000	989,978
Suzuki Motor Corp.	28,000	629,735
Toyota Motor Corp.	211,000	8,025,807

		12,981,375
AUTO PARTS & EQUIPMENT—1.71%
Bridgestone Corp.	48,000	753,692
Denso Corp.	36,000	925,325
NOK Corp.	8,000	93,113
Toyota Industries Corp.	13,000	324,040

		2,096,170
BANKS—9.27%
Mitsubishi UFJ Financial Group Inc.	830,000	5,144,219
Mizuho Financial Group Inc.	882,000	2,065,938
Shinsei Bank Ltd.(b)	120,000	192,776
Sumitomo Mitsui Financial Group Inc.	80,000	3,258,538
Sumitomo Trust and Banking Co. Ltd. (The)	130,000	700,627

		11,362,098
BEVERAGES—1.16%
Asahi Breweries Ltd.	31,000	445,634
Kirin Holdings Co. Ltd.	70,000	979,427

		1,425,061
BUILDING MATERIALS—1.54%
Asahi Glass Co. Ltd.	80,000	642,587
Daikin Industries Ltd.	21,000	676,893
JS Group Corp.	18,000	277,971
Panasonic Electric Works Co. Ltd.	30,000	284,189

		1,881,640
CHEMICALS—2.85%
Asahi Kasei Corp.	90,000	457,999
JSR Corp.	15,000	256,983

Mitsubishi Chemical Holdings Corp.	90,000	381,510
Mitsui Chemicals Inc.	50,000	160,128
Nitto Denko Corp.	13,000	396,124
Shin-Etsu Chemical Co. Ltd.	29,000	1,346,530
Sumitomo Chemical Co. Ltd.	110,000	495,932

		3,495,206
COMMERCIAL SERVICES—0.89%
Dai Nippon Printing Co. Ltd.	50,000	686,117
Toppan Printing Co. Ltd.	40,000	404,208

		1,090,325
COMPUTERS—1.01%
Fujitsu Ltd.	150,000	817,744
TDK Corp.	9,000	423,486

		1,241,230
COSMETICS & PERSONAL CARE—1.30%
Kao Corp.	40,000	872,674
Shiseido Co. Ltd.	30,000	491,890
Uni-Charm Corp.	3,000	229,155

		1,593,719
DISTRIBUTION & WHOLESALE—4.71%
ITOCHU Corp.	110,000	766,129
Marubeni Corp.	120,000	532,311
Mitsubishi Corp.	109,000	2,019,920
Mitsui & Co. Ltd.	130,000	1,544,074
Sumitomo Corp.	90,000	915,997

		5,778,431
DIVERSIFIED FINANCIAL SERVICES—2.48%
Credit Saison Co. Ltd.	13,000	165,456
Daiwa Securities Group Inc.	100,000	595,948
Nomura Holdings Inc.	209,000	1,763,238
ORIX Corp.	7,200	433,560
Promise Co. Ltd.	6,500	83,065

		3,041,267
ELECTRIC—4.44%
Chubu Electric Power Co. Inc.	50,000	1,155,620
Kansai Electric Power Co. Inc. (The)	58,000	1,280,406
Kyushu Electric Power Co. Inc.	32,000	688,190
Tokyo Electric Power Co. Inc. (The)	90,000	2,313,313

		5,437,529
ELECTRICAL COMPONENTS & EQUIPMENT—4.00%
Fujikura Ltd.	30,000	150,801
Furukawa Electric Co. Ltd. (The)	50,000	225,942
Hitachi Ltd.	250,000	779,914
Mitsubishi Electric Corp.	150,000	949,889
SANYO Electric Co. Ltd.(b)	140,000	362,751
Sharp Corp.	70,000	727,678
Sumitomo Electric Industries Ltd.	58,000	652,827
Toshiba Corp.	290,000	1,051,977

		4,901,779
ELECTRONICS—5.09%
Advantest Corp.	14,000	253,925
Fanuc Ltd.	15,000	1,206,405
Hirose Electric Co. Ltd.	2,000	213,505
Hoya Pentax HD Corp.	32,000	642,089
Keyence Corp.	3,051	622,943

Kyocera Corp.	13,000	979,530
Murata Manufacturing Co. Ltd.	15,000	637,405
NEC Corp.(b)	150,000	589,211
NGK Insulators Ltd.	20,000	408,354
Secom Co. Ltd.	17,000	690,677

		6,244,044
ENGINEERING & CONSTRUCTION—0.73%
Kajima Corp.	70,000	218,376
Obayashi Corp.	50,000	245,116
Shimizu Corp.	50,000	217,650
Taisei Corp.	90,000	217,339

		898,481
ENTERTAINMENT—0.22%
Oriental Land Co. Ltd.	4,000	267,814

		267,814
FOOD—0.74%
Ajinomoto Co. Inc.	50,000	395,916
Nippon Meat Packers Inc.	10,000	126,341
Nissin Foods Holdings Co. Ltd.	7,000	211,846
Yakult Honsha Co. Ltd.	9,000	171,819

		905,922
FOREST PRODUCTS & PAPER—0.39%
Nippon Paper Group Inc.	7,000	181,013
Oji Paper Co. Ltd.	70,000	301,083

		482,096
GAS—0.92%
Osaka Gas Co. Ltd.	150,000	478,831
Tokyo Gas Co. Ltd.	180,000	643,623

		1,122,454
HAND & MACHINE TOOLS—0.35%
SMC Corp.	4,000	430,740

		430,740
HEALTH CARE - PRODUCTS—0.43%
Terumo Corp.	12,000	529,823

		529,823
HOME BUILDERS—0.68%
Daiwa House Industry Co. Ltd.	40,000	431,155
Sekisui House Ltd.	40,000	406,281

		837,436
HOME FURNISHINGS—3.35%
Panasonic Corp.	151,000	2,037,643
Sony Corp.	79,000	2,067,420

		4,105,063
HOUSEWARES—0.11%
TOTO Ltd.	20,000	140,125

		140,125
INSURANCE—3.14%
Mitsui Sumitomo Insurance Group Holdings Inc.	33,000	867,026
Nipponkoa Insurance Co. Ltd.	50,000	291,237
Sompo Japan Insurance Inc.	70,000	468,674
T&D Holdings Inc.	19,500	559,828

Tokio Marine Holdings Inc.	60,000	1,660,362

		3,847,127
INTERNET—1.23%
SoftBank Corp.	58,000	1,131,326
Yahoo! Japan Corp.	1,180	376,069

		1,507,395
IRON & STEEL—3.32%
JFE Holdings Inc.	40,025	1,348,202
Kobe Steel Ltd.	190,000	354,459
Nippon Steel Corp.	430,000	1,648,961
Sumitomo Metal Industries Ltd.	270,000	719,179

		4,070,801
MACHINERY - CONSTRUCTION & MINING—0.88%
Komatsu Ltd.	70,000	1,082,448

		1,082,448
MACHINERY - DIVERSIFIED—0.54%
Kubota Corp.	80,000	660,828

		660,828
MANUFACTURING—2.88%
FUJIFILM Holdings Corp.	37,000	1,173,447
Kawasaki Heavy Industries Ltd.	110,000	303,260
Konica Minolta Holdings Inc.	40,000	417,889
Mitsubishi Heavy Industries Ltd.	270,000	1,119,345
Nikon Corp.	30,000	520,495

		3,534,436
MEDIA—0.13%
Nippon Television Network Corp.	1,300	154,003

		154,003
METAL FABRICATE & HARDWARE—0.12%
NSK Ltd.	30,000	152,355

		152,355
MINING—0.80%
Mitsubishi Materials Corp.	90,000	280,769
Mitsui Mining & Smelting Co. Ltd.(b)	50,000	129,554
Sumitomo Metal Mining Co. Ltd.	40,000	565,062

		975,385
OFFICE & BUSINESS EQUIPMENT—2.88%
Canon Inc.	88,050	2,883,744
Ricoh Co. Ltd.	50,000	645,178

		3,528,922
OIL & GAS—1.04%
INPEX Corp.	60	480,075
Nippon Oil Corp.	100,000	590,765
TonenGeneral Sekiyu K.K.	20,000	203,762

		1,274,602
PACKAGING & CONTAINERS—0.21%
Toyo Seikan Kaisha Ltd.	12,000	254,340

		254,340
PHARMACEUTICALS—4.12%
Astellas Pharma Inc.	35,028	1,241,600
Daiichi Sankyo Co. Ltd.	49,003	877,620

Eisai Co. Ltd.	20,000	713,064
Taisho Pharmaceutical Co. Ltd.	10,000	189,356
Takeda Pharmaceutical Co. Ltd.	52,000	2,026,429

		5,048,069
REAL ESTATE—2.68%
Mitsubishi Estate Co. Ltd.	90,000	1,502,721
Mitsui Fudosan Co. Ltd.	60,000	1,046,588
Sumitomo Realty & Development Co. Ltd.	40,000	734,207

		3,283,516
RETAIL—2.45%
AEON Co. Ltd.	54,000	534,487
Fast Retailing Co. Ltd.	4,000	522,361
Marui Group Co. Ltd.	19,000	133,907
Seven & I Holdings Co. Ltd.	60,000	1,411,618
Yamada Denki Co. Ltd.	6,900	402,622

		3,004,995
SEMICONDUCTORS—0.99%
Rohm Co. Ltd.	8,000	582,889
Tokyo Electron Ltd.	13,000	629,217

		1,212,106
TELECOMMUNICATIONS—3.84%
Nippon Telegraph and Telephone Corp.	66,000	2,681,453
NTT Data Corp.	100	323,366
NTT DoCoMo Inc.	1,160	1,697,590

		4,702,409
TEXTILES—0.83%
Kuraray Co. Ltd.	25,000	277,763
Teijin Ltd.	70,000	225,631
Toray Industries Inc.	100,000	509,924

		1,013,318
TOYS, GAMES & HOBBIES—1.80%
Nintendo Co. Ltd.	8,000	2,208,012

		2,208,012
TRANSPORTATION—4.82%
Central Japan Railway Co.	130	798,984
East Japan Railway Co.	27,000	1,625,849
Kintetsu Corp.	120,000	528,580
Mitsui O.S.K. Lines Ltd.	90,000	584,858
Nippon Express Co. Ltd.	70,000	318,495
Nippon Yusen Kabushiki Kaisha	90,000	388,972
Odakyu Electric Railway Co. Ltd.	50,000	428,046
Tokyu Corp.	80,000	403,793
West Japan Railway Co.	130	429,808
Yamato Holdings Co. Ltd.	30,000	399,855

		5,907,240

TOTAL COMMON STOCKS
(Cost: $162,676,902)		121,995,910

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.38%

MONEY MARKET FUNDS—0.38%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40%(c)(d)(e)	344,007	344,007
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32%(c)(d)(e)	60,006	60,006
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%(c)(d)	56,132	56,132

		460,145

TOTAL SHORT-TERM INVESTMENTS
(Cost: $460,145)		460,145

TOTAL INVESTMENTS IN SECURITIES—99.90%
(Cost: $163,137,047)		122,456,055
Other Assets, Less Liabilities—0.10%		124,945

NET ASSETS—100.00%		$122,581,000

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

June 30, 2009

Security	Shares	Value

PREFERRED STOCKS—98.51%

AUTO MANUFACTURERS—3.10%
Ford Motor Co. Capital Trust II, 6.50%	2,828,682	$62,315,864

		62,315,864
BANKS—44.12%
BAC Capital Trust II, 7.00%	3,084,156	58,907,380
BAC Capital Trust X, 6.25%	3,228,088	56,846,630
Banco Santander SA, 6.41%	1,424,763	27,284,211
Bank of America Corp., 3.00%	1,650,910	21,461,830
Bank of America Corp., 4.00%	1,999,537	27,593,611
Bank of America Corp., 5.91%	1,657,870	23,773,856
Bank One Capital VI, 7.20%	478,369	11,002,487
Barclays Bank PLC, 6.63%(a)	2,260,725	39,924,403
Barclays Bank PLC, 7.10%(a)	1,912,899	34,986,923
Barclays Bank PLC, 7.75%(a)	1,343,129	26,379,054
Fifth Third Capital Trust V, 7.25%	600,176	9,794,872
Fifth Third Capital Trust VI, 7.25%	1,513,567	24,323,022
Fleet Capital Trust VIII, 7.20%	968,533	17,675,727
HSBC USA Inc. Series F, 4.63%	691,460	9,493,746
HSBC USA Inc. Series H, 6.50%	720,937	14,851,302
KeyCorp Capital IX, 6.75%	945,819	16,050,548
KeyCorp Capital X, 8.00%	445,077	8,291,785
M&T Capital Trust IV, 8.50%	675,498	16,718,576
National City Capital Trust II, 6.63%	3,777,375	71,467,935
PNC Capital Trust E, 7.75%	245,048	5,660,609
Royal Bank of Scotland Group PLC Series L, 5.75%	1,606,781	15,666,115
Royal Bank of Scotland Group PLC Series M SP ADR, 6.40%	1,787,632	20,003,602
Royal Bank of Scotland Group PLC Series N SP ADR, 6.35%	1,965,774	21,033,782
Santander Finance Preferred SA Unipersonal, 6.50%	321,329	5,783,922
Santander Finance Preferred SA Unipersonal, 6.80%	3,874	74,962
UBS Preferred Funding Trust IV Series D, 5.79%	985,752	11,829,024
US Bancorp Series D, 7.88%	492,277	12,233,083
USB Capital VIII, 6.35%	301,740	6,574,915
USB Capital XI, 6.60%	3,440,257	76,717,731
USB Capital XII, 6.30%	456,009	9,594,429
Wachovia Capital Trust IV, 6.38%	978,918	18,599,442
Wachovia Corp., 7.25%	1,822,974	32,922,910
Wells Fargo Capital IV, 7.00%	4,473,722	103,566,664
Wells Fargo Capital IX, 5.63%	1,046,233	20,087,674
Zions Capital Trust B, 8.00%	546,038	10,565,835

		887,742,597
DIVERSIFIED FINANCIAL SERVICES—27.70%
ABN AMRO Capital Funding Trust V, 5.90%	3,890,300	45,321,995
ABN AMRO Capital Funding Trust VII, 6.08%	4,465,699	51,132,254
Capital One Capital II, 7.50%	385,845	7,697,608
CIT Group Inc., 6.35%	656,696	4,695,376

CIT Group Inc., 7.75%	8,546	53,071
Citigroup Capital VIII, 6.95%	5,073,435	78,587,508
Citigroup Capital IX, 6.00%	2,768,088	37,535,273
Citigroup Capital XVI, 6.45%	1,368,827	23,215,306
Deutsche Bank Capital Funding Trust VIII, 6.38%	3,271,780	60,135,316
Goldman Sachs Group Inc. (The) Series D, 4.00%	2,612,071	41,923,740
HSBC Finance Corp., 6.36%	903,831	14,370,913
JPMorgan Chase Capital X, 7.00%	1,382,563	33,319,768
JPMorgan Chase Capital XI, 5.88%	2,612,595	53,662,701
JPMorgan Chase Capital XVI, 6.35%	259,156	5,561,488
Merrill Lynch Capital Trust I, 6.45%(b)	1,088,249	17,684,046
Morgan Stanley Capital Trust III, 6.25%	2,099,616	40,312,627
Morgan Stanley Capital Trust IV, 6.25%	555,917	10,656,929
Morgan Stanley Capital Trust VI, 6.60%	1,318,564	26,859,149
Repsol International Capital Ltd. Series A, 7.45%	195,952	4,693,050

		557,418,118
HOUSEHOLD PRODUCTS & WARES—0.61%
Avery Dennison Corp., 7.88%	426,139	12,285,587

		12,285,587
INSURANCE—5.37%
MetLife Inc., 5.99%	961,722	15,531,810
MetLife Inc., 6.50%	3,970,211	81,587,836
RenaissanceRe Holdings Ltd. Series D, 6.60%	556,125	10,838,876

		107,958,522
MINING—6.31%
Freeport-McMoRan Copper & Gold Inc., 6.75%	1,598,066	126,934,382

		126,934,382
OIL & GAS—0.53%
Chesapeake Energy Corp., 4.50%	167,636	10,728,704

		10,728,704
PHARMACEUTICALS—5.45%
Schering-Plough Corp., 6.00%	484,138	109,754,085

		109,754,085
REAL ESTATE INVESTMENT TRUSTS—5.32%
Capstead Mortgage Corp., 11.07%	818,209	10,914,908
Duke Realty Corp. Series O, 8.38%	560,080	9,835,005
Hospitality Properties Trust, 7.00%	669,553	10,378,072
Public Storage Series I, 7.25%	1,836,458	39,704,222
Public Storage Series K, 7.25%	1,229,713	27,176,657
Public Storage Series M, 6.63%	456,009	9,106,500

		107,115,364

TOTAL PREFERRED STOCKS
(Cost: $1,810,039,988)		1,982,253,223

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.07%

MONEY MARKET FUNDS—2.07%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40%(a)(c)(d)	18,677,936	18,677,936

Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32%(a)(c)(d)	3,258,064	3,258,064
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.08%(a)(c)	19,726,385	19,726,385

		41,662,385

TOTAL SHORT-TERM INVESTMENTS
(Cost: $41,662,385)		41,662,385

TOTAL INVESTMENTS IN SECURITIES—100.58%
(Cost: $1,851,702,373)		2,023,915,608
Other Assets, Less Liabilities—(0.58)%		(11,764,834)

NET ASSETS—100.00%		$2,012,150,774

SP ADR - Sponsored American Depositary Receipts

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These notes relate only to the schedules of investments for the iShares Nasdaq Biotechnology, iShares Russell 1000, iShares Russell 1000 Growth, iShares Russell 1000 Value, iShares Russell 2000, iShares Russell 2000 Growth, iShares Russell 2000 Value, iShares Russell 3000, iShares Russell 3000 Growth, iShares Russell 3000 Value, iShares Russell Microcap, iShares Russell Midcap, iShares Russell Midcap Growth, iShares Russell Midcap Value, iShares S&P 100, iShares S&P 1500, iShares S&P 500, iShares S&P 500 Growth, iShares S&P 500 Value, iShares S&P Asia 50, iShares S&P Developed ex-U.S. Property, iShares S&P Emerging Markets Infrastructure Index Fund, iShares S&P Europe 350, iShares S&P Global 100, iShares S&P Global Clean Energy, iShares S&P Global Consumer Discretionary Sector, iShares S&P Global Consumer Staples Sector, iShares S&P Global Energy Sector, iShares S&P Global Financials Sector, iShares S&P Global Healthcare Sector, iShares S&P Global Industrials Sector, iShares S&P Global Infrastructure, iShares S&P Global Materials Sector, iShares S&P Global Nuclear Energy, iShares S&P Global Technology Sector, iShares S&P Global Telecommunications Sector, iShares S&P Global Timber & Forestry, iShares S&P Global Utilities Sector, iShares S&P Latin America 40, iShares S&P MidCap 400, iShares S&P MidCap 400 Growth, iShares S&P MidCap 400 Value, iShares S&P SmallCap 600, iShares S&P SmallCap 600 Growth, iShares S&P SmallCap 600 Value, iShares S&P/TOPIX 150 and iShares S&P U.S. Preferred Stock Index Funds (each, a “Fund,” collectively, the “Funds”). The iShares S&P Emerging Markets Infrastructure Index Fund commenced operations on June 16, 2009.

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”). The Funds are subject to the provisions of Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

The following table summarizes the values of each Fund’s investments according to the fair value hierarchy as of June 30, 2009. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

Investments in Securities
iShares Index Fund	Level 1		Level 2	Level 3	Total
Nasdaq Biotechnology	$1,532,588,297		$—	$—	$1,532,588,297
Russell 1000	4,595,908,676		—	—	4,595,908,676
Russell 1000 Growth	9,788,821,178		—	—	9,788,821,178
Russell 1000 Value	7,230,254,105		—	—	7,230,254,105
Russell 2000	9,983,716,760	(a)	—	—	9,983,716,760
Russell 2000 Growth	2,974,844,837		—	—	2,974,844,837
Russell 2000 Value	3,200,606,655	(a)	—	—	3,200,606,655
Russell 3000	2,823,951,364	(a)	—	—	2,823,951,364
Russell 3000 Growth	319,159,766	(a)	—	—	319,159,766
Russell 3000 Value	325,527,874	(a)	—	—	325,527,874
Russell Microcap	302,594,009	(a)	—	—	302,594,009
Russell Midcap	3,819,578,109		—	—	3,819,578,109
Russell Midcap Growth	2,178,703,162		—	—	2,178,703,162
Russell Midcap Value	2,146,437,456		—	—	2,146,437,456
S&P 100	2,175,399,751		—	—	2,175,399,751
S&P 1500	264,806,260		—	—	264,806,260
S&P 500	18,942,277,250		—	—	18,942,277,250
S&P 500 Growth	5,137,737,148		—	—	5,137,737,148
S&P 500 Value	2,972,775,363		—	—	2,972,775,363
S&P Asia 50	77,318,756		—	—	77,318,756
S&P Developed ex-U.S. Property
Common Stocks	67,057,626		—	26,977	67,084,603
Rights	93,028		—	18,948	111,976
Short-Term Investments	778,398		—	—	778,398

	67,929,052		—	45,925	67,974,977

S&P Emerging Markets Infrastructure	3,670,562		—	—	3,670,562
S&P Europe 350
Common Stocks	1,383,903,959		—	30	1,383,903,989
Preferred Stocks	3,109,198		—	—	3,109,198
Rights	4,336,857		—	77	4,336,934
Warrants	13,823		—	—	13,823
Short-Term Investments	17,360,341		—	—	17,360,341

	1,408,724,178		—	107	1,408,724,285

S&P Global 100
Common Stocks	598,264,182		—	—	598,264,182
Rights	1,654,464		—	40	1,654,504
Short-Term Investments	2,007,896		—	—	2,007,896

	601,926,542		—	40	601,926,582

S&P Global Clean Energy	102,475,705		—	—	102,475,705
S&P Global Consumer Discretionary Sector
Common Stocks	64,551,027		—	219,600	64,770,627
Preferred Stocks	285,284		—	—	285,284
Short-Term Investments	1,092,488		—	—	1,092,488

	65,928,799			219,600	66,148,399

S&P Global Consumer Staples Sector
Common Stocks	257,002,732		—	806,600	257,809,332

Preferred Stocks	2,192,098		—	—	2,192,098
Short-Term Investments	2,620,480		—	—	2,620,480

	261,815,310			806,600	262,621,910

S&P Global Energy Sector	796,731,195		—	—	796,731,195
S&P Global Financials Sector
Common Stocks	220,793,461		—	7	220,793,468
Preferred Stocks	1,761,766		—	—	1,761,766
Rights	2,977		—	20	2,997
Warrants	3,083		—	—	3,083
Short-Term Investments	3,362,485		—	—	3,362,485

	225,923,772		—	27	225,923,799

S&P Global Healthcare Sector	450,220,927		—	—	450,220,927
S&P Global Industrials Sector	53,391,060	(a)	—	—	53,391,060
S&P Global Infrastructure	294,387,871		—	—	294,387,871
S&P Global Materials Sector	494,663,238		—	—	494,663,238
S&P Global Nuclear Energy	11,798,307		—	—	11,798,307
S&P Global Technology Sector	272,407,136		—	—	272,407,136
S&P Global Telecommunications Sector	242,368,859		—	—	242,368,859
S&P Global Timber & Forestry	26,286,585		—	—	26,286,585
S&P Global Utilities Sector	144,010,625		—	—	144,010,625
S&P Latin America 40	1,862,585,251		—	—	1,862,585,251
S&P MidCap 400	5,084,030,972		—	—	5,084,030,972
S&P MidCap 400 Growth	1,754,224,927		—	—	1,754,224,927
S&P MidCap 400 Value	1,426,304,228		—	—	1,426,304,228
S&P SmallCap 600	4,281,059,869		—	—	4,281,059,869
S&P SmallCap 600 Growth	1,226,668,107		—	—	1,226,668,107
S&P SmallCap 600 Value	1,204,768,265		—	—	1,204,768,265
S&P/TOPIX 150	122,456,055		—	—	122,456,055
S&P U.S. Preferred Stock	2,023,915,608		—	—	2,023,915,608

(a)	Level 1 values for this Fund include Level 3 securities with minimal fair values. These Level 3 securities are disclosed in the Fund’s Schedule of Investments.

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the quarter ended June 30, 2009:

iShares Index Fund and Asset Class	Balance at Beginning of Period	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers In (Out)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period
S&P Developed ex-U.S. Property
Common Stocks	$18,252	$8,725	$—	$—	$26,977	$8,725
Rights	—	—	—	18,948	18,948	(74,364)
S&P Europe 350
Common Stocks	28	2	—	—	30	2
Rights	8,440,081	4	—	(8,440,008)	77	4
S&P Global 100
Rights	3,207,438	2	—	(3,207,400)	40	2
S&P Global Consumer Discretionary Sector
Common Stocks	151,433	68,167	—	—	219,600	68,167
S&P Global Consumer Staples Sector
Common Stocks	784,630	21,970	—	—	806,600	21,970
S&P Global Financials Sector
Common Stocks	6	1	—	—	7	1
Rights	1,589,839	1	—	(1,589,820)	20	1
S&P Global Utilities Sector
Rights	700,124	—	—	(700,124)	—	—

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of June 30, 2009, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Nasdaq Biotechnology	$2,094,957,929	$7,563,854	$(569,933,486)	$(562,369,632)
Russell 1000	6,501,941,813	—	(1,906,033,137)	(1,906,033,137)
Russell 1000 Growth	11,969,537,874	—	(2,180,716,696)	(2,180,716,696)
Russell 1000 Value	10,468,570,853	—	(3,238,316,748)	(3,238,316,748)
Russell 2000	15,648,441,491	—	(5,664,724,731)	(5,664,724,731)
Russell 2000 Growth	3,895,631,761	—	(920,786,694)	(920,786,694)
Russell 2000 Value	4,822,582,579	—	(1,621,975,924)	(1,621,975,924)
Russell 3000	4,055,425,950	—	(1,231,474,586)	(1,231,474,586)
Russell 3000 Growth	411,983,813	—	(92,824,047)	(92,824,047)
Russell 3000 Value	513,485,521	—	(187,957,647)	(187,957,647)
Russell Microcap	440,526,074	—	(137,932,065)	(137,932,065)
Russell Midcap	5,341,471,602	—	(1,521,893,493)	(1,521,893,493)
Russell Midcap Growth	2,800,776,987	—	(622,073,825)	(622,073,825)
Russell Midcap Value	3,228,566,613	—	(1,082,129,157)	(1,082,129,157)
S&P 100	3,357,714,422	—	(1,182,314,671)	(1,182,314,671)
S&P 1500	359,116,470	—	(94,301,181)	(94,301,181)
S&P 500	27,076,437,031	—	(8,134,159,781)	(8,134,159,781)
S&P 500 Growth	6,380,929,901	—	(1,243,192,753)	(1,243,192,753)
S&P 500 Value	4,451,953,091	—	(1,479,177,728)	(1,479,177,728)
S&P Asia 50	85,377,424	—	(8,058,668)	(8,058,668)
S&P Developed ex-U.S. Property	115,478,569	—	(47,503,592)	(47,503,592)
S&P Emerging Markets Infrastructure	3,642,399	81,742	(53,579)	28,163
S&P Europe 350	1,840,241,176	14,842,893	(446,359,784)	(431,516,891)
S&P Global 100	923,653,264	—	(321,726,682)	(321,726,682)
S&P Global Clean Energy	100,338,192	7,629,430	(5,491,917)	2,137,513
S&P Global Consumer Discretionary Sector	68,264,615	1,791,319	(3,907,535)	(2,116,216)
S&P Global Consumer Staples Sector	309,929,432	—	(47,307,522)	(47,307,522)
S&P Global Energy Sector	956,234,624	—	(159,503,429)	(159,503,429)
S&P Global Financials Sector	372,527,939	—	(146,604,140)	(146,604,140)
S&P Global Healthcare Sector	603,637,397	—	(153,416,470)	(153,416,470)
S&P Global Industrials Sector	96,739,054	—	(43,347,994)	(43,347,994)
S&P Global Infrastructure	338,095,557	—	(43,707,686)	(43,707,686)
S&P Global Materials Sector	658,935,838	—	(164,272,600)	(164,272,600)

S&P Global Nuclear Energy	11,567,354	552,826	(321,873)	230,953
S&P Global Technology Sector	380,139,725	—	(107,732,589)	(107,732,589)
S&P Global Telecommunications Sector	345,857,441	—	(103,488,582)	(103,488,582)
S&P Global Timber & Forestry	27,880,448	—	(1,593,863)	(1,593,863)
S&P Global Utilities Sector	221,036,589	—	(77,025,964)	(77,025,964)
S&P Latin America 40	2,517,652,566	—	(655,067,315)	(655,067,315)
S&P MidCap 400	6,680,683,469	—	(1,596,652,497)	(1,596,652,497)
S&P MidCap 400 Growth	2,180,505,331	—	(426,280,404)	(426,280,404)
S&P MidCap 400 Value	1,987,361,316	—	(561,057,088)	(561,057,088)
S&P SmallCap 600	6,455,149,070	—	(2,174,089,201)	(2,174,089,201)
S&P SmallCap 600 Growth	1,542,406,776	5,143,272	(320,881,941)	(315,738,669)
S&P SmallCap 600 Value	1,729,227,972	—	(524,459,707)	(524,459,707)
S&P/TOPIX 150	164,135,850	1,064,017	(42,743,812)	(41,679,795)
S&P U.S. Preferred Stock	1,890,676,935	152,597,610	(19,358,937)	133,238,673

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest in certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee.

The iShares S&P Emerging Markets Infrastructure Index Fund, in order to improve its portfolio liquidity and its ability to track the S&P Emerging Markets Infrastructure Index, may invest in shares of other iShares Index Funds that invest in securities in the Fund’s underlying index. As of June 30, 2009, the iShares S&P Emerging Markets Infrastructure Index Fund held shares of the iShares MSCI Chile Investable Market, iShares MSCI Malaysia and iShares MSCI South Korea Index Funds.

For the three months ended June 30, 2009, certain Funds had direct investments (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
S&P Emerging Markets Infrastructure
iShares MSCI Chile Investable Market Index Fund	—	1	—	1	$40,770	$372	$—
iShares MSCI Malaysia Index Fund	—	19	—	19	165,540	1,898	—

iShares MSCI South Korea Index Fund	—	4	—	4	125,244	723	—

					331,554	2,993	—

S&P Europe 350
Barclays PLC	2,306	40	115	2,231	10,400,041	—	146,512
S&P Global 100
Barclays PLC	941	7	81	867	4,042,126	—	(371,684)
S&P Global Financials Sector
Barclays PLC	478	100	21	557	2,594,455	—	(194,293)
S&P U.S. Preferred Stock
Barclays Bank PLC	4,299	1,299	81	5,517	101,290,380	2,160,114	579,023

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of June 30, 2009, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA.

4. BLACKROCK TRANSACTION

On June 16, 2009, Barclays PLC, the ultimate parent company of Barclays Global Investors, N.A. (“BGI”) and BGFA, accepted a binding offer and entered into an agreement to sell its interests in BGFA, BGI and certain affiliated companies, to BlackRock, Inc., (the “BlackRock Transaction”). The BlackRock Transaction is subject to certain regulatory approvals, as well as other conditions to closing.

Under the 1940 Act, completion of the BlackRock Transaction will cause the automatic termination of each Fund’s current investment advisory agreement with BGFA. On August 13, 2009, the Board approved a new investment advisory agreement for each Fund, which will be submitted to the shareholders of each Fund for their approval on the Board’s recommendation.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date:	August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date:	August 28, 2009

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	August 28, 2009